UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)
Mark E. Tuttle, Esq.
State Street Bank and Trust Company
One Lincoln Street / CPH0326
Boston, MA 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Bingham McCutchen LLP
2020 K Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: March 31, 2013

Item 1: Report to Shareholders

SPDR® Index Shares Funds
Semi-Annual Report March 31, 2013

Precise in a world that isn’t.SM

TABLE OF CONTENTS

Performance & Portfolio Summaries
SPDR® STOXX® Europe 50® ETF (FEU)	1
SPDR EURO STOXX 50 ETF (FEZ)	4
SPDR S&P® Emerging Asia Pacific ETF (GMF)	7
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)	10
SPDR S&P Russia ETF (RBL)	13
SPDR S&P China ETF (GXC)	16
SPDR S&P Emerging Markets ETF (GMM)	19
SPDR S&P Emerging Markets Dividend ETF (EDIV)	22
SPDR S&P BRIC 40 ETF (BIK)	25
SPDR S&P Emerging Europe ETF (GUR)	28
SPDR S&P Emerging Latin America ETF (GML)	31
SPDR S&P Emerging Middle East & Africa ETF (GAF)	34
SPDR S&P World ex-US ETF (GWL)	37
SPDR S&P International Small Cap ETF (GWX)	40
SPDR Dow Jones International Real Estate ETF (RWX)	43
SPDR S&P Global Infrastructure ETF (GII) (formerly SPDR FTSE/Macquarie Global Infrastructure 100 ETF)	46
SPDR S&P Global Natural Resources ETF (GNR)	49
SPDR MSCI ACWI ex-US ETF (CWI)	52
SPDR MSCI ACWI IMI ETF (ACIM)	55
SPDR MSCI EM 50 ETF (EMFT)	58
SPDR Russell/Nomura PRIMETM Japan ETF (JPP)	61
SPDR Russell/Nomura Small CapTM Japan ETF (JSC)	64
SPDR S&P International Dividend ETF (DWX)	67
SPDR S&P International Mid Cap ETF (MDD)	70
SPDR S&P Emerging Markets Small Cap ETF (EWX)	73
SPDR Dow Jones Global Real Estate ETF (RWO)	76
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	79
SPDR S&P International Consumer Staples Sector ETF (IPS)	82
SPDR S&P International Energy Sector ETF (IPW)	85
SPDR S&P International Financial Sector ETF (IPF)	88
SPDR S&P International Health Care Sector ETF (IRY)	91
SPDR S&P International Industrial Sector ETF (IPN)	94
SPDR S&P International Materials Sector ETF (IRV)	97
SPDR S&P International Technology Sector ETF (IPK)	100
SPDR S&P International Telecommunications Sector ETF (IST)	103
SPDR S&P International Utilities Sector ETF (IPU)	106
Schedules of Investments
SPDR STOXX Europe 50 ETF (FEU)	109
SPDR EURO STOXX 50 ETF (FEZ)	110
SPDR S&P Emerging Asia Pacific ETF (GMF)	111
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)	115

SPDR S&P Russia ETF (RBL)	121
SPDR S&P China ETF (GXC)	123
SPDR S&P Emerging Markets ETF (GMM)	129
SPDR S&P Emerging Markets Dividend ETF (EDIV)	138
SPDR S&P BRIC 40 ETF (BIK)	140
SPDR S&P Emerging Europe ETF (GUR)	141
SPDR S&P Emerging Latin America ETF (GML)	143
SPDR S&P Emerging Middle East & Africa ETF (GAF)	145
SPDR S&P World ex-US ETF (GWL)	147
SPDR S&P International Small Cap ETF (GWX)	155
SPDR Dow Jones International Real Estate ETF (RWX)	164
SPDR S&P Global Infrastructure ETF (GII)	166
SPDR S&P Global Natural Resources ETF (GNR)	168
SPDR MSCI ACWI ex-US ETF (CWI)	170
SPDR MSCI ACWI IMI ETF (EMFT)	177
SPDR MSCI EM 50 ETF (ACIM)	185
SPDR Russell/Nomura PRIME Japan ETF (JPP)	186
SPDR Russell/Nomura Small Cap Japan ETF (JSC)	191
SPDR S&P International Dividend ETF (DWX)	196
SPDR S&P International Mid Cap ETF (MDD)	198
SPDR S&P Emerging Markets Small Cap ETF (EWX)	204
SPDR Dow Jones Global Real Estate ETF (RWO)	214
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	217
SPDR S&P International Consumer Staples Sector ETF (IPS)	219
SPDR S&P International Energy Sector ETF (IPW)	221
SPDR S&P International Financial Sector ETF (IPF)	223
SPDR S&P International Health Care Sector ETF (IRY)	225
SPDR S&P International Industrial Sector ETF (IPN)	227
SPDR S&P International Materials Sector ETF (IRV)	230
SPDR S&P International Technology Sector ETF (IPK)	232
SPDR S&P International Telecommunications Sector ETF (IST)	234
SPDR S&P International Utilities Sector ETF (IPU)	236
Financial Statements	238
Financial Highlights	270
Notes to Financial Statements	303
Other Information	324

SPDR STOXX Europe 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR STOXX Europe 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.29%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	STOXX EUROPE	NET ASSET	MARKET	STOXX EUROPE
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

SIX MONTHS	8.37%	8.42%	8.41%	N/A	N/A	N/A

ONE YEAR	9.99%	9.77%	9.89%	9.99%	9.77%	9.89%

THREE YEARS	8.59%	9.58%	8.30%	2.79%	3.10%	2.69%

FIVE YEARS	−12.97%	−12.35%	−13.30%	−2.74%	−2.60%	−2.81%

TEN YEARS	107.43%	108.63%	108.77%	7.57%	7.63%	7.64%

SPDR STOXX Europe 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Mar-03	10000.00	10000.00
Jun-03	12157.00	12151.00
Sep-03	12356.00	12360.00
Dec-03	14933.00	14959.00
Mar-04	14662.00	14700.00
Jun-04	14814.00	14840.00
Sep-04	15091.00	15129.00
Dec-04	17210.00	17273.00
Mar-05	17118.00	17187.00
Jun-05	17103.00	17173.00
Sep-05	18351.00	18458.00
Dec-05	18483.00	18611.00
Mar-06	19984.00	20150.00
Jun-06	20612.00	20756.00
Sep-06	21543.00	21719.00
Dec-06	23426.00	23631.00
Mar-07	23882.00	24109.00
Jun-07	26142.00	26369.00
Sep-07	26761.00	27018.00
Dec-07	26620.00	26887.00
Mar-08	23837.00	24080.00
Jun-08	23262.00	23457.00
Sep-08	18929.00	19072.00
Dec-08	14917.00	15026.00
Mar-09	12542.00	12627.00
Jun-09	15588.00	15682.00
Sep-09	19060.00	19205.00
Dec-09	19792.00	19967.00
Mar-10	19104.00	19278.00
Jun-10	15802.00	15902.00
Sep-10	18579.00	18723.00
Dec-10	19091.00	19255.00
Mar-11	20312.00	20489.00
Jun-11	20958.00	21108.00
Sep-11	16467.00	16564.00
Dec-11	17557.00	17681.00
Mar-12	18865.00	18999.00
Jun-12	17757.00	17846.00
Sep-12	19147.00	19258.00
Dec-12	20159.00	20287.00
Mar-13	20743.00	20877.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR STOXX Europe 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

DESCRIPTION	NESTLE SA	HSBC HOLDINGS PLC	NOVARTIS AG	ROCHE HOLDING AG	VODAFONE GROUP PLC

MARKET VALUE	$3,489,518	2,930,428	2,877,283	2,447,465	2,092,751

% OF NET ASSETS	6.3	5.3	5.2	4.4	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	19.9%
Oil, Gas & Consumable Fuels	12.8
Commercial Banks	12.6
Food Products	9.5
Metals & Mining	4.2
Beverages	4.1
Tobacco	3.8
Wireless Telecommunication Services	3.8
Chemicals	3.2
Insurance	2.8
Electrical Equipment	2.5
Capital Markets	2.5
Industrial Conglomerates	2.4
Textiles, Apparel & Luxury Goods	2.3
Diversified Telecommunication Services	2.3
Multi-Utilities	2.1
Software	2.0
Automobiles	1.4
Household Products	1.3
Food & Staples Retailing	1.2
Communications Equipment	1.0
Specialty Retail	0.9
Diversified Financial Services	0.7
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Ageas VVPR Strip, which was Level 2 and part of the Insurance industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.29%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	EURO STOXX	NET ASSET	MARKET	EURO STOXX
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

SIX MONTHS	7.34%	7.37%	7.35%	N/A	N/A	N/A

ONE YEAR	6.53%	6.35%	5.92%	6.53%	6.35%	5.92%

THREE YEARS	−4.27%	−3.87%	−5.68%	−1.44%	−1.31%	−1.93%

FIVE YEARS	−28.61%	−28.40%	−30.10%	−6.52%	−6.46%	−6.91%

TEN YEARS	109.13%	109.72%	104.25%	7.66%	7.69%	7.40%

SPDR EURO STOXX 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Mar-03	10000.00	10000.00
Jun-03	12742.00	12714.00
Sep-03	12840.00	12814.00
Dec-03	16023.00	16009.00
Mar-04	15787.00	15785.00
Jun-04	16050.00	16016.00
Sep-04	15948.00	15905.00
Dec-04	18909.00	18869.00
Mar-05	18759.00	18728.00
Jun-05	18537.00	18489.00
Sep-05	19907.00	19891.00
Dec-05	20360.00	20354.00
Mar-06	22521.00	22536.00
Jun-06	22984.00	22941.00
Sep-06	24383.00	24353.00
Dec-06	26883.00	26861.00
Mar-07	27591.00	27563.00
Jun-07	30710.00	30607.00
Sep-07	31639.00	31530.00
Dec-07	32751.00	32639.00
Mar-08	29296.00	29222.00
Jun-08	27694.00	27507.00
Sep-08	22463.00	22298.00
Dec-08	18020.00	17874.00
Mar-09	14611.00	14492.00
Jun-09	18414.00	18217.00
Sep-09	22991.00	22770.00
Dec-09	23397.00	23182.00
Mar-10	21848.00	21655.00
Jun-10	17847.00	17596.00
Sep-10	21271.00	20993.00
Dec-10	21343.00	21066.00
Mar-11	23574.00	23279.00
Jun-11	24204.00	23817.00
Sep-11	17255.00	16944.00
Dec-11	17827.00	17510.00
Mar-12	19633.00	19283.00
Jun-12	17653.00	17242.00
Sep-12	19485.00	19027.00
Dec-12	21494.00	20994.00
Mar-13	20913.00	20425.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR EURO STOXX 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

DESCRIPTION	SANOFI	TOTAL SA	SIEMENS AG	BAYER AG	BASF SE

MARKET VALUE	$110,017,667	95,531,457	80,501,037	76,637,126	72,318,279

% OF NET ASSETS	6.0	5.2	4.4	4.2	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	11.8%
Pharmaceuticals	10.2
Oil, Gas & Consumable Fuels	9.0
Insurance	7.3
Diversified Telecommunication Services	6.4
Chemicals	5.8
Industrial Conglomerates	5.7
Automobiles	5.4
Food Products	5.2
Multi-Utilities	4.0
Software	3.7
Beverages	3.6
Textiles, Apparel & Luxury Goods	2.3
Electric Utilities	2.2
Electrical Equipment	2.0
Personal Products	1.9
Capital Markets	1.8
Specialty Retail	1.4
Diversified Financial Services	1.4
Aerospace & Defense	1.2
Semiconductors & Semiconductor Equipment	1.2
Health Care Equipment & Supplies	1.2
Construction & Engineering	1.1
Real Estate Investment Trusts	1.1
Building Products	0.8
Food & Staples Retailing	0.8
Construction Materials	0.8
Metals & Mining	0.6
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Ageas VVPR Strip, which was Level 2 and part of the Insurance industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P ASIA PACIFIC	NET ASSET	MARKET	S&P ASIA PACIFIC
	VALUE	VALUE	EMERGING BMI INDEX	VALUE	VALUE	EMERGING BMI INDEX

SIX MONTHS	4.75%	5.87%	6.66%	N/A	N/A	N/A

ONE YEAR	4.29%	4.75%	6.83%	4.29%	4.75%	6.83%

THREE YEARS	12.06%	11.89%	14.59%	3.87%	3.82%	4.64%

FIVE YEARS	13.43%	12.90%	16.14%	2.55%	2.46%	3.04%

SINCE INCEPTION (1)	44.43%	44.59%	48.58%	6.28%	6.30%	6.79%

(1)	For the period March 20, 2007 to March 31, 2013.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Asia
	SPDR S&P	Pacific Emerging
	Emerging Asia	BMI Index
	Pacific ETF
	10000	10000
3/20/2007	10190	10276
4/30/2007	10650	10718
5/31/2007	11261	11400
6/30/2007	12073	12233
7/31/2007	12790	13117
8/31/2007	12853	13016
9/30/2007	14502	14702
10/31/2007	16435	16401
11/30/2007	14889	14924
12/31/2007	14763	14986
1/31/2008	12700	12746
2/29/2008	13579	13726
3/31/2008	12734	12793
4/30/2008	13877	13876
5/31/2008	13335	13255
6/30/2008	11729	11504
7/31/2008	11657	11460
8/31/2008	11116	10950
9/30/2008	9143	8881
10/31/2008	7040	6805
11/30/2008	6707	6476
12/31/2008	7319	7064
1/31/2009	6758	6564
2/28/2009	6557	6426
3/31/2009	7511	7288
4/30/2009	8766	8471
5/31/2009	10370	10206
6/30/2009	10235	10126
7/31/2009	11317	11266
8/31/2009	10925	10865
9/30/2009	11809	11784
10/31/2009	11715	11773
11/30/2009	12224	12303
12/31/2009	12737	12817
1/31/2010	11919	12028
2/28/2010	12032	12059
3/31/2010	12887	12967
4/30/2010	13121	13194
5/31/2010	12049	12222
6/30/2010	12260	12407
7/31/2010	13010	13120
8/31/2010	12790	13024
9/30/2010	14271	14498
10/31/2010	14748	14498
11/30/2010	14357	14498
12/31/2010	15175	14498
1/31/2011	14861	14498
2/28/2011	14408	14498
3/31/2011	15245	14498
4/30/2011	15790	14987
5/31/2011	15546	14769
6/30/2011	15147	14415
7/31/2011	15275	14571
8/31/2011	13839	13150
9/30/2011	12052	11408
10/31/2011	13373	12648
11/30/2011	12227	11473
12/31/2011	12323	11561
1/31/2012	13681	12846
2/29/2012	14463	13714
3/31/2012	13849	13199
4/30/2012	13712	13080
5/31/2012	12431	11967
6/30/2012	12763	12218
7/31/2012	12906	12341
8/31/2012	12860	12321
9/30/2012	13789	13219
10/31/2012	13754	13208
11/30/2012	14106	13560
12/31/2012	14490	14009
1/31/2013	14966	14488
2/28/2013	14679	14271
3/31/2013	14443	14099

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Asia Pacific ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

	TAIWAN SEMICONDUCTOR			INDUSTRIAL &
	MANUFACTURING CO.,	CHINA CONSTRUCTION		COMMERCIAL
DESCRIPTION	LTD. ADR	BANK CORP.	CHINA MOBILE, LTD.	BANK OF CHINA	PETROCHINA CO., LTD.

MARKET VALUE	$17,096,246	14,651,465	13,375,558	9,744,604	8,231,980

% OF NET ASSETS	3.4	2.9	2.7	1.9	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

	PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	18.2%
Oil, Gas & Consumable Fuels	10.9
Semiconductors & Semiconductor Equipment	6.8
Wireless Telecommunication Services	6.3
Real Estate Management & Development	4.0
Electronic Equipment, Instruments & Components	3.5
Computers & Peripherals	3.5
Internet Software & Services	3.4
Insurance	3.0
Food Products	3.0
Automobiles	2.8
IT Services	2.6
Construction Materials	2.6
Independent Power Producers & Energy Traders	2.4
Metals & Mining	2.3
Chemicals	2.2
Diversified Telecommunication Services	2.1
Transportation Infrastructure	1.7
Construction & Engineering	1.5
Diversified Financial Services	1.4
Industrial Conglomerates	1.3
Hotels, Restaurants & Leisure	1.1
Electric Utilities	1.0
Pharmaceuticals	0.9
Household Products	0.9
Beverages	0.8
Thrifts & Mortgage Finance	0.8
Food & Staples Retailing	0.8
Gas Utilities	0.7
Media	0.7
Capital Markets	0.6
Tobacco	0.6
Health Care Providers & Services	0.6
Marine	0.5
Airlines	0.5
Electrical Equipment	0.5
Building Products	0.5
Textiles, Apparel & Luxury Goods	0.4
Energy Equipment & Services	0.3
Specialty Retail	0.3
Internet & Catalog Retail	0.3
Communications Equipment	0.3
Household Durables	0.2
Personal Products	0.2
Machinery	0.2
Health Care Equipment & Supplies	0.2
Diversified Consumer Services	0.1
Multiline Retail	0.1
Auto Components	0.1
Consumer Finance	0.1
Commercial Services & Supplies	0.0	***
Trading Companies & Distributors	0.0	***
Leisure Equipment & Products	0.0	***
Software	0.0	***
Short Term Investments	4.8
Other Assets & Liabilities	(4.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Indiabulls Financial Services, Ltd., which was Level 2 and part of the Diversified Financial Services industry representing 0.15% of net assets, and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment industry, each representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/2012, 1/12/2012, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Small Cap Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.65%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P ASIA PACIFIC			S&P ASIA PACIFIC
	NET ASSET	MARKET	EMERGING UNDER USD	NET ASSET	MARKET	EMERGING UNDER USD
	VALUE	VALUE	2 BILLION INDEX	VALUE	VALUE	2 BILLION INDEX

SIX MONTHS	8.54%	10.58%	10.33%	N/A	N/A	N/A

ONE YEAR	7.21%	9.65%	9.41%	7.21%	9.65%	9.41%

SINCE INCEPTION (1)	20.56%	21.25%	25.39%	16.58%	17.12%	20.41%

(1)	For the period January 11, 2012 to March 31, 2013.

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Asia
	SPDR S&P	Pacific Emerging
	Small Cap	Under USD
	Emerging Asia	2 Billion
	Pacific ETF	Index
1/11/2012	10000.00	10000.00
1/31/2012	10728.00	10811.00
2/29/2012	11708.00	11905.00
3/31/2012	11245.00	11461.00
4/30/2012	11006.00	11227.00
5/31/2012	10292.00	10480.00
6/30/2012	10363.00	10578.00
7/31/2012	10334.00	10514.00
8/31/2012	10491.00	10671.00
9/30/2012	11108.00	11364.00
10/31/2012	10787.00	11053.00
11/30/2012	11179.00	11497.00
12/31/2012	11604.00	12027.00
1/31/2013	12097.00	12481.00
2/28/2013	12104.00	12551.00
3/31/2013	12056.00	12539.00

Past performance is not a guarantee of future results.

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

		NOVATEK	ZHEJIANG		GIANT
	TRUE CORP.	MICROELECTRONICS	SOUTHEAST	SINO	MANUFACTURING
DESCRIPTION	PCL, NVDR	CORP.	ELECTRIC POWER CO.	BIOPHARMACEUTICAL	CO., LTD.

MARKET VALUE	$13,241	12,992	11,353	11,171	11,136

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	11.0%
Semiconductors & Semiconductor Equipment	7.2
Electronic Equipment, Instruments & Components	5.7
Chemicals	5.3
Food Products	5.2
Commercial Banks	4.0
Metals & Mining	3.9
Pharmaceuticals	3.3
Computers & Peripherals	3.1
Textiles, Apparel & Luxury Goods	2.9
Machinery	2.8
Diversified Financial Services	2.5
Auto Components	2.3
Hotels, Restaurants & Leisure	2.3
Construction & Engineering	2.3
Electrical Equipment	2.3
Oil, Gas & Consumable Fuels	2.2
Independent Power Producers & Energy Traders	1.8
Multiline Retail	1.7
Automobiles	1.7
Marine	1.6
Communications Equipment	1.5
Transportation Infrastructure	1.4
Media	1.1
Leisure Equipment & Products	1.1
Specialty Retail	1.1
Capital Markets	1.0
Health Care Providers & Services	1.0
Internet Software & Services	0.9
Software	0.9
Household Durables	0.9
Water Utilities	0.9
Diversified Telecommunication Services	0.9
Health Care Equipment & Supplies	0.9
IT Services	0.8
Construction Materials	0.8
Paper & Forest Products	0.8
Airlines	0.7
Containers & Packaging	0.6
Commercial Services & Supplies	0.6
Industrial Conglomerates	0.6
Building Products	0.6
Beverages	0.5
Air Freight & Logistics	0.4
Consumer Finance	0.4
Distributors	0.4
Food & Staples Retailing	0.3
Biotechnology	0.3
Household Products	0.3
Electric Utilities	0.3
Trading Companies & Distributors	0.3
Professional Services	0.3
Aerospace & Defense	0.3
Wireless Telecommunication Services	0.2
Energy Equipment & Services	0.2
Personal Products	0.2
Insurance	0.2
Office Electronics	0.2
Gas Utilities	0.2
Diversified Consumer Services	0.2
Thrifts & Mortgage Finance	0.1
Internet & Catalog Retail	0.1
Short Term Investments	4.5
Other Assets & Liabilities	(4.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail industry, representing 0.00% of net assets, China Metal Recycling Holdings, Ltd., which was Level 2 and part of the Metals & Mining industry, representing 0.19% of net assets, Darma Henwa PT Tbk, which was Level 2 and part of the Metals & Mining industry, representing 0.02% of net assets, China Precious Metal Resources Holdings Co., Ltd., which was Level 2 and part of the Metals & Mining industry, representing 0.17% of net assets and Indiabulls Financial Services, Ltd., which was Level 2 and part of the Diversified Financial Services industry, representing 0.30% of net assets. (Note 2)

SPDR S&P Russia ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value the, total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/10, 3/11/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Russia ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RUSSIA CAPPED	NET ASSET	MARKET	S&P RUSSIA CAPPED
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	−2.18%	−2.11%	−1.90%	N/A	N/A	N/A

ONE YEAR	−8.85%	−9.27%	−8.08%	−8.85%	−9.27%	−8.08%

THREE YEARS	−6.11%	−5.91%	−3.00%	−2.08%	−2.01%	−1.01%

SINCE INCEPTION (1)	−3.44%	−3.31%	0.87%	−1.14%	−1.09%	0.28%

(1)	For the period March 10, 2010 to March 31, 2013.

SPDR S&P Russia ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Russia
	SPDR S&P	Capped BMI
	Russia ETF	Index
	10000.00	10000.00
3/10/2010	10283.00	10398.00
4/30/2010	10230.00	10346.00
5/31/2010	9093.00	9212.00
6/30/2010	8784.00	8878.00
7/31/2010	9760.00	9811.00
8/31/2010	9475.00	9472.00
9/30/2010	10072.00	10246.00
10/31/2010	10646.00	10744.00
11/30/2010	10660.00	10784.00
12/31/2010	11960.00	11996.00
1/31/2011	12061.00	12381.00
2/28/2011	12812.00	13004.00
3/31/2011	13435.00	13513.00
4/30/2011	13327.00	13427.00
5/31/2011	12421.00	12672.00
6/30/2011	12379.00	12659.00
7/31/2011	12566.00	13019.00
8/31/2011	11056.00	11251.00
9/30/2011	8704.00	8921.00
10/31/2011	10150.00	10413.00
11/30/2011	10136.00	10298.00
12/31/2011	8991.00	9270.00
1/31/2012	10268.00	10599.00
2/29/2012	11256.00	11607.00
3/31/2012	10594.00	10972.00
4/30/2012	10349.00	10699.00
5/31/2012	8232.00	8597.00
6/30/2012	8931.00	9370.00
7/31/2012	9077.00	9560.00
8/31/2012	9334.00	9710.00
9/30/2012	9871.00	10280.00
10/31/2012	9491.00	9908.00
11/30/2012	9414.00	9873.00
12/31/2012	10117.00	10471.00
1/31/2013	10618.00	11124.00
2/28/2013	10085.00	10535.00
3/31/2013	9656.00	10087.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Russia ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

			SBERBANK OF	MMC NORILSK
DESCRIPTION	GAZPROM OAO ADR	LUKOIL OAO ADR	RUSSIA ADR	NICKEL OJSC ADR	MOBILE TELESYSTEMS ADR

MARKET VALUE	$5,975,336	4,686,392	3,918,941	1,719,058	1,614,169

% OF NET ASSETS	16.8	13.2	11.0	4.8	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	47.7%
Commercial Banks	12.9
Metals & Mining	9.7
Wireless Telecommunication Services	7.4
Food & Staples Retailing	5.5
Chemicals	4.3
Diversified Telecommunication Services	2.9
Electric Utilities	1.6
Energy Equipment & Services	1.4
Internet Software & Services	1.4
Real Estate Management & Development	1.1
Pharmaceuticals	1.0
Road & Rail	0.7
Household Durables	0.5
Transportation Infrastructure	0.5
Media	0.4
Short Term Investments	1.4
Other Assets & Liabilities	(0.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See Note 2).

SPDR S&P China ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P China ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P CHINA BMI INDEX	VALUE	VALUE	S&P CHINA BMI INDEX

SIX MONTHS	7.32%	7.91%	8.97%	N/A	N/A	N/A

ONE YEAR	4.01%	4.67%	5.07%	4.01%	4.67%	5.07%

THREE YEARS	2.48%	2.50%	2.51%	0.82%	0.83%	0.83%

FIVE YEARS	10.11%	9.97%	9.91%	1.94%	1.92%	1.91%

SINCE INCEPTION (1)	46.45%	46.52%	47.71%	6.53%	6.54%	6.68%

(1)	For the period March 20, 2007 to March 31, 2013.

SPDR S&P China ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P China
	SPDR S&P	BMI Index
	China ETF
3/20/2007	10000.00	10000.00
3/31/2007	10354.00	10373.00
4/30/2007	10718.00	10820.00
5/31/2007	11549.00	11742.00
6/30/2007	12837.00	12985.00
7/31/2007	14139.00	14345.00
8/31/2007	15072.00	15260.00
9/30/2007	18062.00	18288.00
10/31/2007	21099.00	21241.00
11/30/2007	18484.00	18548.00
12/31/2007	17665.00	17839.00
1/31/2008	13857.00	14020.00
2/29/2008	15214.00	15336.00
3/31/2008	13298.00	13441.00
4/30/2008	15517.00	15470.00
5/31/2008	14889.00	14883.00
6/30/2008	13088.00	13030.00
7/31/2008	13344.00	13279.00
8/31/2008	12440.00	12240.00
9/30/2008	9888.00	9751.00
10/31/2008	7646.00	7479.00
11/30/2008	7839.00	7687.00
12/31/2008	8712.00	8523.00
1/31/2009	7945.00	7836.00
2/28/2009	7688.00	7623.00
3/31/2009	8831.00	8746.00
4/30/2009	9920.00	9833.00
5/31/2009	11667.00	11626.00
6/30/2009	12021.00	12075.00
7/31/2009	13450.00	13438.00
8/31/2009	12510.00	12481.00
9/30/2009	13157.00	13092.00
10/31/2009	13899.00	13803.00
11/30/2009	14316.00	14308.00
12/31/2009	14410.00	14458.00
1/31/2010	13151.00	13231.00
2/28/2010	13580.00	13662.00
3/31/2010	14289.00	14409.00
4/30/2010	14297.00	14417.00
5/31/2010	13465.00	13573.00
6/30/2010	13607.00	13681.00
7/31/2010	14310.00	14456.00
8/31/2010	13890.00	14082.00
9/30/2010	15245.00	15490.00
10/31/2010	15894.00	16218.00
11/30/2010	15500.00	15905.00
12/31/2010	15375.00	15787.00
1/31/2011	15383.00	15760.00
2/28/2011	15154.00	15524.00
3/31/2011	16022.00	16367.00
4/30/2011	16404.00	16739.00
5/31/2011	16295.00	16558.00
6/30/2011	15732.00	15917.00
7/31/2011	15713.00	15882.00
8/31/2011	14280.00	14342.00
9/30/2011	11746.00	11711.00
10/31/2011	13669.00	13665.00
11/30/2011	12551.00	12511.00
12/31/2011	12728.00	12641.00
1/31/2012	14115.00	14011.00
2/29/2012	15014.00	15011.00
3/31/2012	14079.00	14060.00
4/30/2012	14404.00	14396.00
5/31/2012	12899.00	12916.00
6/30/2012	13115.00	13082.00
7/31/2012	13226.00	13095.00
8/31/2012	12822.00	12769.00
9/30/2012	13644.00	13556.00
10/31/2012	14325.00	14246.00
11/30/2012	14487.00	14454.00
12/31/2012	15201.00	15241.00
1/31/2013	15877.00	16001.00
2/28/2013	15224.00	15406.00
3/31/2013	14645.00	14771.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P China ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

	CHINA
	CONSTRUCTION		INDUSTRIAL & COMMERCIAL	TENCENT
DESCRIPTION	BANK CORP.	CHINA MOBILE, LTD.	BANK OF CHINA	HOLDINGS, LTD.	BANK OF CHINA, LTD.

MARKET VALUE	$87,117,164	74,923,696	68,924,810	45,276,250	44,088,516

% OF NET ASSETS	7.9	6.8	6.3	4.1	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	22.8%
Oil, Gas & Consumable Fuels	13.6
Internet Software & Services	8.4
Wireless Telecommunication Services	6.8
Real Estate Management & Development	6.2
Insurance	5.7
Food Products	3.6
Transportation Infrastructure	2.7
Automobiles	2.0
Independent Power Producers & Energy Traders	1.9
Diversified Telecommunication Services	1.9
Metals & Mining	1.8
Construction & Engineering	1.6
Industrial Conglomerates	1.4
Construction Materials	1.4
Airlines	1.2
Specialty Retail	1.1
Machinery	0.9
Chemicals	0.9
Food & Staples Retailing	0.9
Computers & Peripherals	0.8
Pharmaceuticals	0.8
Communications Equipment	0.8
Personal Products	0.8
Gas Utilities	0.7
Health Care Equipment & Supplies	0.7
Energy Equipment & Services	0.6
Textiles, Apparel & Luxury Goods	0.6
Electrical Equipment	0.6
Water Utilities	0.6
Electronic Equipment, Instruments & Components	0.5
Health Care Providers & Services	0.5
Marine	0.5
Hotels, Restaurants & Leisure	0.5
Paper & Forest Products	0.5
Internet & Catalog Retail	0.4
Multiline Retail	0.4
Beverages	0.4
Media	0.4
Semiconductors & Semiconductor Equipment	0.3
Diversified Consumer Services	0.3
Software	0.2
Auto Components	0.2
IT Services	0.2
Road & Rail	0.2
Household Durables	0.2
Aerospace & Defense	0.1
Commercial Services & Supplies	0.1
Diversified Financial Services	0.1
Household Products	0.1
Leisure Equipment & Products	0.1
Short Term Investments	13.2
Other Assets & Liabilities	(13.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for China Metal Recycling Holdings, Ltd., which was Level 2 and part of the Metals & Mining industry, representing 0.04% of net assets, and China Milk Products Group, Ltd., which was Level 2 and part of the Food Products industry, representing 0.00% of net assets. (Note 2)

SPDR S&P Emerging Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P EMERGING BMI	NET ASSET	MARKET	S&P EMERGING BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	3.71%	4.20%	5.31%	N/A	N/A	N/A

ONE YEAR	1.06%	0.89%	3.09%	1.06%	0.89%	3.09%

THREE YEARS	8.29%	7.92%	9.74%	2.69%	2.57%	3.15%

FIVE YEARS	6.74%	6.08%	8.33%	1.31%	1.19%	1.61%

SINCE INCEPTION (1)	35.62%	35.55%	38.51%	5.18%	5.17%	5.55%

(1)	For the period March 20, 2007 to March 31, 2013.

SPDR S&P Emerging Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	Emerging Markets	S&P Emerging
	ETF	BMI Index
	10000.00	10000.00
3/20/2007	10338.00	10389.00
4/30/2007	10818.00	10863.00
5/31/2007	11292.00	11357.00
6/30/2007	11823.00	11927.00
7/31/2007	12305.00	12467.00
8/31/2007	12155.00	12226.00
9/30/2007	13520.00	13574.00
10/31/2007	15145.00	15077.00
11/30/2007	14084.00	14145.00
12/31/2007	14134.00	14293.00
1/31/2008	12447.00	12515.00
2/29/2008	13328.00	13473.00
3/31/2008	12706.00	12784.00
4/30/2008	13773.00	13742.00
5/31/2008	14123.00	14063.00
6/30/2008	12779.00	12674.00
7/31/2008	12301.00	12201.00
8/31/2008	11497.00	11336.00
9/30/2008	9494.00	9237.00
10/31/2008	6968.00	6706.00
11/30/2008	6536.00	6276.00
12/31/2008	6946.00	6651.00
1/31/2009	6403.00	6196.00
2/28/2009	6196.00	6003.00
3/31/2009	6976.00	6771.00
4/30/2009	8174.00	7888.00
5/31/2009	9622.00	9463.00
6/30/2009	9462.00	9346.00
7/31/2009	10421.00	10279.00
8/31/2009	10393.00	10276.00
9/30/2009	11208.00	11159.00
10/31/2009	11267.00	11256.00
11/30/2009	11859.00	11812.00
12/31/2009	12296.00	12280.00
1/31/2010	11531.00	11634.00
2/28/2010	11615.00	11688.00
3/31/2010	12523.00	12619.00
4/30/2010	12600.00	12744.00
5/31/2010	11477.00	11677.00
6/30/2010	11424.00	11588.00
7/31/2010	12415.00	12556.00
8/31/2010	12130.00	12383.00
9/30/2010	13478.00	13744.00
10/31/2010	13915.00	14204.00
11/30/2010	13588.00	13841.00
12/31/2010	14525.00	14742.00
1/31/2011	14011.00	14223.00
2/28/2011	14060.00	14164.00
3/31/2011	14734.00	14840.00
4/30/2011	15175.00	15274.00
5/31/2011	14729.00	14868.00
6/30/2011	14477.00	14619.00
7/31/2011	14414.00	14577.00
8/31/2011	13252.00	13331.00
9/30/2011	11314.00	11335.00
10/31/2011	12699.00	12741.00
11/30/2011	11946.00	11846.00
12/31/2011	11759.00	11690.00
1/31/2012	13079.00	13050.00
2/29/2012	13868.00	13921.00
3/31/2012	13420.00	13432.00
4/30/2012	13190.00	13226.00
5/31/2012	11662.00	11788.00
6/30/2012	12157.00	12234.00
7/31/2012	12333.00	12402.00
8/31/2012	12344.00	12419.00
9/30/2012	13077.00	13153.00
10/31/2012	12996.00	13103.00
11/30/2012	13110.00	13236.00
12/31/2012	13735.00	13894.00
1/31/2013	14027.00	14290.00
2/28/2013	13712.00	13994.00
3/31/2013	13562.00	13851.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

				COMPANHIA DE
				BEBIDAS DAS
	TAIWAN SEMICONDUCTOR			AMERICAS PREFERENCE	TENCENT
DESCRIPTION	MANUFACTURING CO., LTD.	CHINA MOBILE, LTD.	GAZPROM OAO ADR	SHARES ADR	HOLDINGS, LTD.

MARKET VALUE	$3,982,694	3,912,697	3,584,745	3,385,934	3,233,375

% OF NET ASSETS	1.8	1.8	1.6	1.5	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

	PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	17.1%
Oil, Gas & Consumable Fuels	13.3
Metals & Mining	6.4
Wireless Telecommunication Services	6.3
Beverages	3.9
Semiconductors & Semiconductor Equipment	3.3
Real Estate Management & Development	2.8
Food Products	2.8
Internet Software & Services	2.6
Insurance	2.0
Diversified Financial Services	1.9
Multiline Retail	1.8
Automobiles	1.8
Diversified Telecommunication Services	1.8
Chemicals	1.7
IT Services	1.6
Construction & Engineering	1.6
Electronic Equipment, Instruments & Components	1.6
Food & Staples Retailing	1.4
Industrial Conglomerates	1.4
Computers & Peripherals	1.4
Media	1.4
Construction Materials	1.4
Pharmaceuticals	1.3
Independent Power Producers & Energy Traders	1.2
Electric Utilities	1.2
Specialty Retail	1.2
Transportation Infrastructure	1.1
Airlines	0.8
Thrifts & Mortgage Finance	0.7
Household Products	0.7
Hotels, Restaurants & Leisure	0.7
Household Durables	0.7
Communications Equipment	0.6
Leisure Equipment & Products	0.5
Capital Markets	0.5
Tobacco	0.5
Personal Products	0.4
Machinery	0.4
Paper & Forest Products	0.4
Water Utilities	0.4
Gas Utilities	0.4
Electrical Equipment	0.4
Energy Equipment & Services	0.3
Trading Companies & Distributors	0.3
Textiles, Apparel & Luxury Goods	0.3
Health Care Providers & Services	0.3
Marine	0.2
Aerospace & Defense	0.2
Building Products	0.2
Consumer Finance	0.1
Internet & Catalog Retail	0.1
Distributors	0.1
Air Freight & Logistics	0.1
Road & Rail	0.1
Health Care Equipment & Supplies	0.1
Diversified Consumer Services	0.1
Professional Services	0.1
Software	0.0
Containers & Packaging	0.0	***
Auto Components	0.0	***
Biotechnology	0.0	***
Real Estate Investment Trusts	0.0	***
Short Term Investments	7.0
Other Assets & Liabilities	(5.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Alok Industries Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods industry, Bintulu Port Holdings Bhd, which was Level 2 and part of the Transportation Infrastructure industry, Chaoda Modern Agriculture Holdings, Ltd., which was Level 3 and part of the Food Products industry, Interbolsa SA/Colombia, which was Level 2 and part of the Capital Markets industry, Polimex-Mostostal SA, which was Level 2 and part of the Construction & Engineering industry, and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment industry, each representing 0.00% of net assets, Grupo Aval Acciones y Valores, which was Level 2 and part of the Commercial Banks industry, representing 0.35% of net assets and Fabricato SA, which was Level 2 and part of the Textiles, Apparel & Luxury Goods industry, representing 0.01% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS DIVIDEND	NET ASSET	MARKET	MARKETS DIVIDEND
	VALUE	VALUE	OPPORTUNITIES INDEX	VALUE	VALUE	OPPORTUNITIES INDEX

SIX MONTHS	3.55%	4.33%	4.87%	N/A	N/A	N/A

ONE YEAR	−6.19%	−5.90%	−4.85%	−6.19%	−5.90%	−4.85%

SINCE INCEPTION (1)	−0.24%	0.25%	5.34%	−0.12%	0.12%	2.51%

(1)	For the period February 23, 2011 to March 31, 2013.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Emerging
	Emerging Markets	Markets Dividend
	Dividend ETF	Opportunities Index
	10000.00	10000.00
2/23/2011	9970.00	10055.00
3/31/2011	10532.00	10689.00
4/30/2011	11026.00	11236.00
5/31/2011	10889.00	11112.00
6/30/2011	11016.00	11253.00
7/31/2011	11032.00	11353.00
8/31/2011	10421.00	10745.00
9/30/2011	9127.00	9409.00
10/31/2011	10001.00	10352.00
11/30/2011	9710.00	10044.00
12/31/2011	9789.00	10162.00
1/31/2012	10543.00	10944.00
2/29/2012	11342.00	11808.00
3/31/2012	10635.00	11071.00
4/30/2012	10343.00	10767.00
5/31/2012	9115.00	9465.00
6/30/2012	9556.00	9944.00
7/31/2012	9298.00	9687.00
8/31/2012	9298.00	9678.00
9/30/2012	9634.00	10045.00
10/31/2012	9497.00	9917.00
11/30/2012	9641.00	10065.00
12/31/2012	10323.00	10771.00
1/31/2013	10374.00	10919.00
2/28/2013	10191.00	10726.00
3/31/2013	9976.00	10534.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

					CENTRAIS ELETRICAS
					BRASILEIRAS SA
	SHIN CORP.		COMPANHIA ENERGETICA	TUPRAS-TURKIYE	PREFERENCE SHARES
DESCRIPTION	PCL, NVDR	SK TELECOM CO., LTD.	DE MINAS GERAIS ADR	PETROL RAFINERILERI AS	(CLASS H)

MARKET VALUE	$19,859,314	17,171,024	17,098,780	16,820,942	15,854,734

% OF NET ASSETS	3.9	3.3	3.4	3.3	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	15.9%
Wireless Telecommunication Services	13.2
Metals & Mining	12.4
Commercial Banks	11.2
Oil, Gas & Consumable Fuels	9.0
Computers & Peripherals	5.6
Diversified Telecommunication Services	4.8
Chemicals	3.9
Independent Power Producers & Energy Traders	3.5
Electronic Equipment, Instruments & Components	3.0
Diversified Financial Services	2.8
Communications Equipment	2.6
Real Estate Management & Development	2.4
Insurance	1.6
Textiles, Apparel & Luxury Goods	1.4
Transportation Infrastructure	1.0
Airlines	0.8
Media	0.7
Automobiles	0.6
Construction Materials	0.6
Water Utilities	0.4
Machinery	0.4
Food Products	0.3
Real Estate Investment Trusts	0.3
Capital Markets	0.2
Road & Rail	0.1
Trading Companies & Distributors	0.1
Tobacco	0.1
Gas Utilities	0.1
Household Durables	0.1
Semiconductors & Semiconductor Equipment	0.1
Industrial Conglomerates	0.0 ***
Short Term Investments	9.7
Other Assets & Liabilities	(8.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P BRIC 40 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P BRIC 40 INDEX	VALUE	VALUE	S&P BRIC 40 INDEX

SIX MONTHS	2.11%	2.29%	2.38%	N/A	N/A	N/A

ONE YEAR	−3.58%	−3.49%	−2.87%	−3.58%	−3.49%	−2.87%

THREE YEARS	−1.21%	−1.80%	0.71%	−0.41%	−0.60%	0.24%

FIVE YEARS	−6.03%	−6.23%	−3.44%	−1.24%	−1.28%	−0.70%

SINCE INCEPTION (1)	8.37%	8.27%	11.67%	1.40%	1.38%	1.93%

(1)	For the period June 19, 2007 to March 31, 2013.

SPDR S&P BRIC 40 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	BRIC 40	S&P BRIC
	ETF	40 Index
	10000	10000
6/19/2007	9954	9955
7/31/2007	10544	10542
8/31/2007	10727	10732
9/30/2007	12538	12554
10/31/2007	14703	14711
11/30/2007	13469	13499
12/31/2007	13469	13504
1/31/2008	11350	11379
2/29/2008	12339	12375
3/31/2008	11530	11565
4/30/2008	13090	13139
5/31/2008	13661	13731
6/30/2008	12418	12473
7/31/2008	11671	11722
8/31/2008	10591	10639
9/30/2008	8464	8510
10/31/2008	6165	6173
11/30/2008	5882	5893
12/31/2008	6058	6073
1/31/2009	5624	5640
2/28/2009	5560	5576
3/31/2009	6316	6344
4/30/2009	7313	7350
5/31/2009	8821	8870
6/30/2009	8576	8625
7/31/2009	9280	9339
8/31/2009	9111	9173
9/30/2009	10001	10086
10/31/2009	10361	10454
11/30/2009	10852	10954
12/31/2009	10976	11073
1/31/2010	10065	10166
2/28/2010	10240	10344
3/31/2010	10967	11089
4/30/2010	10984	11110
5/31/2010	10157	10290
6/30/2010	10080	10206
7/31/2010	10892	11039
8/31/2010	10455	10600
9/30/2010	11399	11575
10/31/2010	11858	12050
11/30/2010	11562	11760
12/31/2010	12119	12341
1/31/2011	11959	12172
2/28/2011	12309	12534
3/31/2011	13005	13255
4/30/2011	13041	13294
5/31/2011	12637	12926
6/30/2011	12454	12749
7/31/2011	12256	12551
8/31/2011	11181	11427
9/30/2011	9405	9595
10/31/2011	10862	11096
11/30/2011	10215	10430
12/31/2011	9962	10175
1/31/2012	11285	11536
2/29/2012	11948	12217
3/31/2012	11238	11497
4/30/2012	11107	11372
5/31/2012	9521	9797
6/30/2012	9915	10213
7/31/2012	10140	10451
8/31/2012	10072	10334
9/30/2012	10613	10907
10/31/2012	10678	10979
11/30/2012	10637	10954
12/31/2012	11227	11558
1/31/2013	11706	12053
2/28/2013	11133	11466
3/31/2013	10837	11167

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P BRIC 40 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

					ITAU UNIBANCO
		INDUSTRIAL &			HOLDING SA
	CHINA CONSTRUCTION	COMMERCIAL			PREFERENCE
DESCRIPTION	BANK CORP.	BANK OF CHINA	CHINA MOBILE LTD.	GAZPROM OAO ADR	SHARES ADR

MARKET VALUE	$21,168,543	18,240,176	17,747,444	16,343,110	13,030,116

% OF NET ASSETS	7.5	6.4	6.2	5.8	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	35.0%
Oil, Gas & Consumable Fuels	29.8
Wireless Telecommunication Services	7.4
Internet Software & Services	6.3
Metals & Mining	4.7
Insurance	3.7
Beverages	3.6
IT Services	2.9
Food Products	2.8
Diversified Telecommunication Services	1.4
Real Estate Management & Development	1.2
Chemicals	1.0
Short Term Investments	7.8
Other Assets & Liabilities	(7.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Europe ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Europe ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EUROPEAN			S&P EUROPEAN
	NET ASSET	MARKET	EMERGING CAPPED BMI	NET ASSET	MARKET	EMERGING CAPPED BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	1.90%	2.08%	3.20%	N/A	N/A	N/A

ONE YEAR	−0.99%	−1.45%	0.81%	−0.99%	−1.45%	0.81%

THREE YEARS	−2.56%	−2.80%	0.10%	−0.86%	−0.94%	0.03%

FIVE YEARS	−25.81%	−26.27%	−25.09%	−5.80%	−5.91%	−5.61%

SINCE INCEPTION (1)	−15.78%	−15.81%	−11.59%	−2.81%	−2.81%	−2.02%

(1)	For the period March 20, 2007 to March 31, 2013.

SPDR S&P Emerging Europe ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P European
	Emerging Europe	Emerging Capped
	ETF	BMI Index
	10000.00	10000.00
3/20/2007	10598.00	10577.00
4/30/2007	10796.00	10655.00
5/31/2007	10316.00	10385.00
6/30/2007	11059.00	11109.00
7/31/2007	11387.00	11588.00
8/31/2007	10877.00	11120.00
9/30/2007	11874.00	12055.00
10/31/2007	12861.00	13155.00
11/30/2007	12586.00	13063.00
12/31/2007	13046.00	13553.00
1/31/2008	10899.00	11377.00
2/29/2008	11418.00	12109.00
3/31/2008	11352.00	11803.00
4/30/2008	11696.00	12140.00
5/31/2008	13053.00	13562.00
6/30/2008	12153.00	12547.00
7/31/2008	11429.00	11601.00
8/31/2008	9822.00	10020.00
9/30/2008	7903.00	7900.00
10/31/2008	5424.00	5140.00
11/30/2008	4677.00	4420.00
12/31/2008	4541.00	4254.00
1/31/2009	3822.00	3611.00
2/28/2009	3723.00	3424.00
3/31/2009	4311.00	4082.00
4/30/2009	5250.00	5007.00
5/31/2009	6468.00	6160.00
6/30/2009	5946.00	5858.00
7/31/2009	6613.00	6386.00
8/31/2009	6963.00	6747.00
9/30/2009	7493.00	7429.00
10/31/2009	7749.00	7646.00
11/30/2009	7843.00	7757.00
12/31/2009	8289.00	8160.00
1/31/2010	8318.00	8358.00
2/28/2010	7795.00	7904.00
3/31/2010	8643.00	8830.00
4/30/2010	8668.00	8905.00
5/31/2010	7630.00	7834.00
6/30/2010	7346.00	7536.00
7/31/2010	8279.00	8492.00
8/31/2010	7989.00	8218.00
9/30/2010	8747.00	9004.00
10/31/2010	9187.00	9445.00
11/30/2010	8776.00	9045.00
12/31/2010	9497.00	9826.00
1/31/2011	9641.00	9971.00
2/28/2011	10042.00	10298.00
3/31/2011	10588.00	10841.00
4/30/2011	10974.00	11234.00
5/31/2011	10117.00	10462.00
6/30/2011	10070.00	10386.00
7/31/2011	10026.00	10403.00
8/31/2011	8779.00	8983.00
9/30/2011	7230.00	7396.00
10/31/2011	8135.00	8360.00
11/30/2011	7940.00	8069.00
12/31/2011	7129.00	7329.00
1/31/2012	8249.00	8432.00
2/29/2012	8939.00	9144.00
3/31/2012	8507.00	8770.00
4/30/2012	8278.00	8548.00
5/31/2012	6759.00	7016.00
6/30/2012	7506.00	7821.00
7/31/2012	7581.00	7945.00
8/31/2012	7921.00	8159.00
9/30/2012	8265.00	8568.00
10/31/2012	8204.00	8496.00
11/30/2012	8196.00	8534.00
12/31/2012	8795.00	9076.00
1/31/2013	9048.00	9428.00
2/28/2013	8623.00	9021.00
3/31/2013	8422.00	8841.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Europe ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

					MMC NORILSK
				TURKIYE GARANTI	NICKEL
DESCRIPTION	GAZPROM OAO ADR	LUKOIL OAO ADR	SBERBANK	BANKASI AS	OJSC ADR

MARKET VALUE	$10,885,957	7,282,536	6,900,873	3,428,475	3,174,246

% OF NET ASSETS	11.9	8.0	7.6	3.8	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	34.8%
Commercial Banks	23.2
Metals & Mining	8.3
Wireless Telecommunication Services	6.4
Food & Staples Retailing	3.5
Diversified Telecommunication Services	3.6
Electric Utilities	3.4
Chemicals	2.2
Industrial Conglomerates	2.1
Airlines	1.8
Household Durables	1.5
Beverages	1.5
Distributors	1.2
Diversified Financial Services	1.1
Insurance	1.1
Pharmaceuticals	0.9
Media	0.8
Real Estate Management & Development	0.7
Energy Equipment & Services	0.4
Software	0.3
Internet Software & Services	0.3
Road & Rail	0.3
Building Products	0.1
Hotels, Restaurants & Leisure	0.1
Food Products	0.1
Construction & Engineering	0.0 ***
Biotechnology	0.0 ***
Short Term Investments	2.0
Other Assets & Liabilities	(1.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Polimex-Mostostal SA, which was Level 2 and part of the Construction & Engineering industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Latin America ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Latin America ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P LATIN AMERICA	NET ASSET	MARKET	S&P LATIN AMERICA
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	5.13%	5.15%	6.40%	N/A	N/A	N/A

ONE YEAR	−4.07%	−4.32%	−1.77%	−4.07%	−4.32%	−1.77%

THREE YEARS	−0.39%	−1.10%	4.61%	−0.13%	−0.37%	1.51%

FIVE YEARS	2.31%	1.27%	9.24%	0.46%	0.25%	1.78%

SINCE INCEPTION (1)	46.52%	46.26%	57.80%	6.54%	6.51%	7.86%

(1)	For the period March 20, 2007 to March 31, 2013.

SPDR S&P Emerging Latin America ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Latin
	Emerging Latin	America BMI
	America ETF	Index
3/20/2007	10000.00	10000.00
3/31/2007	10332.00	10407.00
4/30/2007	10965.00	11050.00
5/31/2007	12151.00	12210.00
6/30/2007	12422.00	12580.00
7/31/2007	12577.00	12803.00
8/31/2007	12196.00	12391.00
9/30/2007	13648.00	13850.00
10/31/2007	15185.00	15452.00
11/30/2007	14297.00	14592.00
12/31/2007	14332.00	14711.00
1/31/2008	13705.00	13749.00
2/29/2008	14802.00	14980.00
3/31/2008	14320.00	14446.00
4/30/2008	15688.00	15782.00
5/31/2008	16912.00	17185.00
6/30/2008	15540.00	15887.00
7/31/2008	14348.00	14705.00
8/31/2008	13239.00	13505.00
9/30/2008	10890.00	10880.00
10/31/2008	7325.00	7448.00
11/30/2008	6869.00	6967.00
12/31/2008	7098.00	7139.00
1/31/2009	7013.00	7151.00
2/28/2009	6614.00	6792.00
3/31/2009	7261.00	7481.00
4/30/2009	8523.00	8808.00
5/31/2009	10316.00	10658.00
6/30/2009	10137.00	10429.00
7/31/2009	11118.00	11401.00
8/31/2009	11373.00	11762.00
9/30/2009	12739.00	13092.00
10/31/2009	13016.00	13378.00
11/30/2009	14264.00	14493.00
12/31/2009	14562.00	14848.00
1/31/2010	13138.00	13590.00
2/28/2010	13747.00	14149.00
3/31/2010	14708.00	15084.00
4/30/2010	14653.00	15082.00
5/31/2010	13131.00	13808.00
6/30/2010	13019.00	13403.00
7/31/2010	14577.00	14978.00
8/31/2010	14185.00	14700.00
9/30/2010	15762.00	16248.00
10/31/2010	16245.00	16797.00
11/30/2010	15853.00	16402.00
12/31/2010	16860.00	17452.00
1/31/2011	16041.00	16647.00
2/28/2011	16246.00	16907.00
3/31/2011	16773.00	17499.00
4/30/2011	16955.00	17684.00
5/31/2011	16558.00	17221.00
6/30/2011	16413.00	17118.00
7/31/2011	15794.00	16548.00
8/31/2011	14883.00	15635.00
9/30/2011	12172.00	12899.00
10/31/2011	14262.00	15082.00
11/30/2011	13552.00	14174.00
12/31/2011	13324.00	13952.00
1/31/2012	14930.00	15672.00
2/29/2012	15680.00	16534.00
3/31/2012	15271.00	16064.00
4/30/2012	14731.00	15569.00
5/31/2012	12817.00	13575.00
6/30/2012	13385.00	14088.00
7/31/2012	13575.00	14319.00
8/31/2012	13424.00	14280.00
9/30/2012	13936.00	14831.00
10/31/2012	13865.00	14835.00
11/30/2012	13634.00	14622.00
12/31/2012	14558.00	15572.00
1/31/2013	15054.00	16192.00
2/28/2013	14652.00	15800.00
3/31/2013	14652.00	15780.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Latin America ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

			ITAU UNIBANCO	COMPANHIA DE
			HOLDING SA	BEBIDAS DAS	BANCO BRADESCO
	PETROLEO BRASILEIRO	AMERICA MOVIL SAB	PREFERENCE	AMERICAS PREFERENCE	SA PREFERENCE
DESCRIPTION	SA ADR	DE CV	SHARES ADR	SHARES ADR	SHARES ADR

MARKET VALUE	$7,627,302	6,248,689	4,959,578	4,689,868	4,442,131

% OF NET ASSETS	6.8	5.6	4.4	4.2	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	19.2%
Metals & Mining	14.3
Oil, Gas & Consumable Fuels	10.9
Beverages	7.4
Wireless Telecommunication Services	6.6
Food & Staples Retailing	4.5
Food Products	3.3
Multiline Retail	3.3
Electric Utilities	3.2
Industrial Conglomerates	2.3
Diversified Financial Services	2.2
Construction Materials	1.8
Paper & Forest Products	1.8
Transportation Infrastructure	1.6
Independent Power Producers & Energy Traders	1.6
Diversified Telecommunication Services	1.5
Media	1.4
Real Estate Management & Development	1.4
Water Utilities	1.1
Household Products	1.0
Tobacco	1.0
Personal Products	0.9
Airlines	0.9
Construction & Engineering	0.8
Household Durables	0.8
IT Services	0.7
Chemicals	0.6
Aerospace & Defense	0.6
Specialty Retail	0.5
Containers & Packaging	0.4
Road & Rail	0.3
Machinery	0.3
Software	0.3
Capital Markets	0.3
Internet & Catalog Retail	0.2
Health Care Providers & Services	0.1
Short Term Investments	10.2
Other Assets & Liabilities	(9.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Middle East & Africa ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MID-EAST &	NET ASSET	MARKET	S&P MID-EAST &
	VALUE	VALUE	AFRICA BMI INDEX	VALUE	VALUE	AFRICA BMI INDEX

SIX MONTHS	−3.69%	−2.76%	−2.94%	N/A	N/A	N/A

ONE YEAR	−2.49%	−2.53%	−1.80%	−2.49%	−2.53%	−1.80%

THREE YEARS	9.58%	9.35%	11.50%	3.10%	3.03%	3.69%

FIVE YEARS	24.27%	23.25%	23.66%	4.44%	4.27%	4.34%

SINCE INCEPTION (1)	34.43%	34.50%	42.47%	5.03%	5.04%	6.04%

(1)	For the period March 20, 2007 to March 31, 2013.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	Emerging Middle	S&P Mid-East
	East &	& Africa
	Africa ETF	BMI Index
3/20/2007	10000.00	10000.00
3/31/2007	10452.00	10469.00
4/30/2007	11246.00	11263.00
5/31/2007	11080.00	11158.00
6/30/2007	10891.00	11037.00
7/31/2007	10943.00	11092.00
8/31/2007	10878.00	10957.00
9/30/2007	11583.00	11653.00
10/31/2007	12810.00	12921.00
11/30/2007	12177.00	12474.00
12/31/2007	12042.00	12467.00
1/31/2008	10888.00	11424.00
2/29/2008	11521.00	12178.00
3/31/2008	10818.00	11523.00
4/30/2008	11773.00	12305.00
5/31/2008	12014.00	12508.00
6/30/2008	11245.00	11640.00
7/31/2008	11260.00	11555.00
8/31/2008	10780.00	11029.00
9/30/2008	9340.00	9663.00
10/31/2008	7178.00	7372.00
11/30/2008	6861.00	7078.00
12/31/2008	7611.00	7819.00
1/31/2009	6785.00	7020.00
2/28/2009	6634.00	6886.00
3/31/2009	7296.00	7573.00
4/30/2009	8083.00	8358.00
5/31/2009	9174.00	9472.00
6/30/2009	9372.00	9682.00
7/31/2009	10002.00	10345.00
8/31/2009	10368.00	10710.00
9/30/2009	10651.00	10998.00
10/31/2009	10669.00	11026.00
11/30/2009	11003.00	11403.00
12/31/2009	11582.00	11980.00
1/31/2010	11252.00	11683.00
2/28/2010	11259.00	11726.00
3/31/2010	12268.00	12778.00
4/30/2010	12279.00	12780.00
5/31/2010	11366.00	11696.00
6/30/2010	10851.00	11335.00
7/31/2010	11871.00	12322.00
8/31/2010	11698.00	12177.00
9/30/2010	13197.00	13757.00
10/31/2010	13452.00	14053.00
11/30/2010	13106.00	13702.00
12/31/2010	14836.00	15494.00
1/31/2011	13009.00	13649.00
2/28/2011	13704.00	14395.00
3/31/2011	14226.00	14865.00
4/30/2011	14827.00	15525.00
5/31/2011	14258.00	14943.00
6/30/2011	14018.00	14705.00
7/31/2011	13916.00	14611.00
8/31/2011	13651.00	14319.00
9/30/2011	11704.00	12268.00
10/31/2011	12640.00	13266.00
11/30/2011	12525.00	13137.00
12/31/2011	12262.00	12890.00
1/31/2012	13282.00	13976.00
2/29/2012	14267.00	15004.00
3/31/2012	13786.00	14509.00
4/30/2012	13866.00	14597.00
5/31/2012	12436.00	13085.00
6/30/2012	13059.00	13736.00
7/31/2012	13404.00	14085.00
8/31/2012	13379.00	14070.00
9/30/2012	13958.00	14678.00
10/31/2012	13600.00	14290.00
11/30/2012	13407.00	14095.00
12/31/2012	14626.00	15412.00
1/31/2013	13875.00	14655.00
2/28/2013	13626.00	14414.00
3/31/2013	13443.00	14247.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Middle East & Africa ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

				STANDARD BANK
DESCRIPTION	MTN GROUP, LTD.	NASPERS, LTD.	SASOL, LTD.	GROUP, LTD.	REMGRO, LTD.

MARKET VALUE	$5,989,481	5,628,315	4,934,904	3,695,306	2,147,984

% OF NET ASSETS	8.1	7.6	6.7	5.0	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	11.7%
Commercial Banks	10.9
Wireless Telecommunication Services	9.2
Oil, Gas & Consumable Fuels	7.7
Media	7.6
Diversified Financial Services	7.1
Insurance	5.8
Food & Staples Retailing	4.5
Real Estate Management & Development	4.1
Specialty Retail	3.6
Food Products	3.1
Industrial Conglomerates	2.9
Health Care Providers & Services	2.6
Construction & Engineering	2.5
Pharmaceuticals	2.3
Multiline Retail	1.8
Capital Markets	1.5
Household Durables	1.1
Distributors	1.1
Paper & Forest Products	1.0
Real Estate Investment Trusts	1.0
Chemicals	1.0
Trading Companies & Distributors	0.9
Containers & Packaging	0.8
Diversified Telecommunication Services	0.7
Construction Materials	0.6
Hotels, Restaurants & Leisure	0.5
Electronic Equipment, Instruments & Components	0.5
Tobacco	0.4
Marine	0.3
Electrical Equipment	0.1
Commercial Services & Supplies	0.1
Energy Equipment & Services	0.1
IT Services	0.1
Professional Services	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investments	12.0
Other Assets & Liabilities	(11.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P World ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.34%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P DEVELOPED EX-US	NET ASSET	MARKET	S&P DEVELOPED EX-US
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	10.35%	11.11%	10.93%	N/A	N/A	N/A

ONE YEAR	10.12%	9.91%	10.91%	10.12%	9.91%	10.91%

THREE YEARS	16.35%	16.82%	18.80%	5.18%	5.32%	5.91%

FIVE YEARS	−1.40%	−1.33%	1.49%	−0.28%	−0.27%	0.30%

SINCE INCEPTION (1)	−7.61%	−7.14%	−4.51%	−1.32%	−1.24%	−0.77%

(1)	For the period April 20, 2007 to March 31, 2013.

SPDR S&P World ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	World ex-US	Ex-U.S. BMI
	ETF	Index
	10000	10000
4/20/2007	9982	9986
5/31/2007	10190	10234
6/30/2007	10233	10248
7/31/2007	10132	10164
8/31/2007	9936	9963
9/30/2007	10454	10497
10/31/2007	10900	10982
11/30/2007	10473	10501
12/31/2007	10237	10289
1/31/2008	9332	9333
2/29/2008	9495	9543
3/31/2008	9369	9407
4/30/2008	9865	9902
5/31/2008	10031	10070
6/30/2008	9228	9272
7/31/2008	8899	8935
8/31/2008	8520	8560
9/30/2008	7304	7314
10/31/2008	5847	5733
11/30/2008	5528	5410
12/31/2008	5853	5740
1/31/2009	5334	5230
2/28/2009	4776	4695
3/31/2009	5117	5036
4/30/2009	5781	5718
5/31/2009	6472	6453
6/30/2009	6414	6404
7/31/2009	7023	7009
8/31/2009	7322	7365
9/30/2009	7646	7706
10/31/2009	7490	7569
11/30/2009	7672	7748
12/31/2009	7804	7886
1/31/2010	7464	7546
2/28/2010	7438	7534
3/31/2010	7938	8038
4/30/2010	7879	7981
5/31/2010	7000	7096
6/30/2010	6906	7014
7/31/2010	7533	7656
8/31/2010	7287	7431
9/30/2010	8027	8170
10/31/2010	8286	8459
11/30/2010	7948	8130
12/31/2010	8619	8830
1/31/2011	8797	9006
2/28/2011	9072	9287
3/31/2011	8941	9188
4/30/2011	9424	9699
5/31/2011	9142	9430
6/30/2011	9013	9294
7/31/2011	8843	9171
8/31/2011	8097	8384
9/30/2011	7279	7504
10/31/2011	8002	8238
11/30/2011	7668	7849
12/31/2011	7564	7755
1/31/2012	8017	8220
2/29/2012	8472	8672
3/31/2012	8390	8611
4/30/2012	8276	8494
5/31/2012	7333	7538
6/30/2012	7776	7993
7/31/2012	7901	8094
8/31/2012	8111	8317
9/30/2012	8373	8609
10/31/2012	8412	8653
11/30/2012	8582	8819
12/31/2012	8844	9106
1/31/2013	9251	9518
2/28/2013	9173	9469
3/31/2013	9239	9549

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P World ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

		SAMSUNG
		ELECTRONICS CO.,
DESCRIPTION	NESTLE SA	LTD. GDR	HSBC HOLDINGS PLC	NOVARTIS AG	ROCHE HOLDING AG

MARKET VALUE	$9,636,084	7,681,130	7,294,249	7,070,301	6,760,577

% OF NET ASSETS	1.7	1.3	1.3	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	12.2%
Oil, Gas & Consumable Fuels	7.5
Pharmaceuticals	7.1
Metals & Mining	5.0
Insurance	4.2
Chemicals	3.7
Food Products	3.7
Automobiles	2.9
Machinery	2.8
Real Estate Management & Development	2.6
Food & Staples Retailing	2.3
Wireless Telecommunication Services	2.3
Beverages	2.2
Capital Markets	2.0
Diversified Telecommunication Services	2.0
Semiconductors & Semiconductor Equipment	1.9
Hotels, Restaurants & Leisure	1.8
Road & Rail	1.7
Trading Companies & Distributors	1.6
Media	1.6
Industrial Conglomerates	1.6
Real Estate Investment Trusts	1.5
Textiles, Apparel & Luxury Goods	1.4
Electric Utilities	1.3
Multi-Utilities	1.3
Construction & Engineering	1.2
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	1.2
Tobacco	1.2
Auto Components	1.1
Specialty Retail	1.0
Diversified Financial Services	1.0
Health Care Equipment & Supplies	1.0
Building Products	0.9
Commercial Services & Supplies	0.9
Software	0.8
Aerospace & Defense	0.7
Energy Equipment & Services	0.7
Household Durables	0.7
Multiline Retail	0.6
Health Care Providers & Services	0.6
IT Services	0.5
Professional Services	0.5
Household Products	0.5
Computers & Peripherals	0.5
Communications Equipment	0.5
Marine	0.4
Construction Materials	0.4
Office Electronics	0.3
Gas Utilities	0.3
Biotechnology	0.3
Air Freight & Logistics	0.3
Personal Products	0.2
Transportation Infrastructure	0.2
Paper & Forest Products	0.2
Consumer Finance	0.1
Diversified Consumer Services	0.1
Internet & Catalog Retail	0.1
Distributors	0.1
Containers & Packaging	0.1
Leisure Equipment & Products	0.1
Internet Software & Services	0.1
Independent Power Producers & Energy Traders	0.1
Life Sciences Tools & Services	0.0 ***
Health Care Technology	0.0 ***
Short Term Investments	8.2
Other Assets & Liabilities	(7.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Irish Bank Resolution Corp., Ltd., which was Level 2 and part of the Commercial Banks industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-US. UNDER USD2	NET ASSET	MARKET	EX-US. UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

SIX MONTHS	12.89%	13.88%	11.98%	N/A	N/A	N/A

ONE YEAR	9.62%	9.36%	9.21%	9.62%	9.36%	9.21%

THREE YEARS	25.12%	24.75%	21.20%	7.76%	7.65%	6.62%

FIVE YEARS	8.29%	8.15%	6.31%	1.61%	1.58%	1.23%

SINCE INCEPTION (1)	−0.88%	−0.54%	−4.64%	−0.15%	−0.09%	−0.80%

(1)	For the period April 20, 2007 to March 31, 2013.

SPDR S&P International Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. under
	International Small	USD2 Billion
	Cap ETF	Index
	10000	10000
4/20/2007	10053	10057
5/31/2007	10261	10292
6/30/2007	10250	10312
7/31/2007	10368	10408
8/31/2007	9927	9917
9/30/2007	10315	10290
10/31/2007	10885	10827
11/30/2007	10053	9972
12/31/2007	9776	9705
1/31/2008	8878	8776
2/29/2008	9238	9182
3/31/2008	9154	8971
4/30/2008	9356	9178
5/31/2008	9523	9420
6/30/2008	8849	8756
7/31/2008	8484	8329
8/31/2008	8104	7896
9/30/2008	6826	6630
10/1/2008	5150	4976
11/2/2008	4923	4753
12/3/2008	5332	5136
1/9/2009	4969	4850
2/9/2009	4440	4344
3/9/2009	4731	4650
4/30/2009	5441	5317
5/31/2009	6181	6099
6/30/2009	6283	6186
7/9/2009	6730	6625
8/31/2009	7216	7066
9/30/2009	7539	7420
10/31/2009	7423	7319
11/30/2009	7432	7354
12/31/2009	7544	7483
1/31/2010	7413	7358
2/28/2010	7410	7368
3/31/2010	7923	7868
4/30/2010	8149	8045
5/31/2010	7243	7136
6/30/2010	7246	7072
7/31/2010	7786	7592
8/31/2010	7620	7403
9/30/2010	8409	8196
10/31/2010	8680	8482
11/30/2010	8472	8307
12/31/2010	9388	9211
1/31/2011	9455	9277
2/28/2011	9657	9503
3/31/2011	9669	9509
4/30/2011	10028	9883
5/31/2011	9758	9598
6/30/2011	9668	9439
7/31/2011	9711	9494
8/31/2011	8977	8739
9/30/2011	7928	7695
10/31/2011	8500	8274
11/30/2011	8073	7821
12/31/2011	7921	7706
1/31/2012	8593	8352
2/29/2012	9036	8790
3/31/2012	9042	8733
4/30/2012	8908	8608
5/31/2012	7904	7651
6/30/2012	8172	7922
7/31/2012	8174	7935
8/31/2012	8356	8153
9/30/2012	8780	8516
10/31/2012	8783	8494
11/30/2012	8820	8538
12/31/2012	9167	8884
1/31/2013	9572	9279
2/28/2013	9707	9345
3/31/2013	9912	9536

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

				CORUS ENTERTAINMENT, INC.
DESCRIPTION	SHOCHIKU CO., LTD.	BELIMO HOLDING AG	RUBIS	(CLASS B)	INVOCARE, LTD.

MARKET VALUE	$4,952,266	4,782,639	4,318,780	3,926,794	3,720,441

% OF NET ASSETS	0.7	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	6.4%
Machinery	5.7
Commercial Banks	5.0
Real Estate Investment Trusts	4.9
Real Estate Management & Development	3.8
Capital Markets	3.7
Chemicals	3.7
Electronic Equipment, Instruments & Components	3.3
Hotels, Restaurants & Leisure	3.2
Specialty Retail	3.2
Media	3.2
Construction & Engineering	3.0
Oil, Gas & Consumable Fuels	3.0
Commercial Services & Supplies	2.9
Pharmaceuticals	2.2
Food Products	2.0
Software	1.8
Auto Components	1.8
Textiles, Apparel & Luxury Goods	1.6
Energy Equipment & Services	1.6
Trading Companies & Distributors	1.6
Household Durables	1.5
Building Products	1.5
Health Care Equipment & Supplies	1.4
Electrical Equipment	1.3
Professional Services	1.3
Beverages	1.3
Industrial Conglomerates	1.3
Semiconductors & Semiconductor Equipment	1.2
Road & Rail	1.1
Health Care Providers & Services	1.0
Transportation Infrastructure	1.0
Biotechnology	1.0
Marine	0.9
Communications Equipment	0.8
Food & Staples Retailing	0.8
Multiline Retail	0.8
IT Services	0.8
Diversified Financial Services	0.8
Paper & Forest Products	0.8
Consumer Finance	0.7
Containers & Packaging	0.7
Insurance	0.7
Diversified Consumer Services	0.6
Wireless Telecommunication Services	0.6
Construction Materials	0.6
Internet & Catalog Retail	0.6
Internet Software & Services	0.6
Aerospace & Defense	0.6
Gas Utilities	0.6
Thrifts & Mortgage Finance	0.4
Independent Power Producers & Energy Traders	0.4
Computers & Peripherals	0.4
Diversified Telecommunication Services	0.4
Leisure Equipment & Products	0.4
Distributors	0.4
Automobiles	0.3
Electric Utilities	0.3
Life Sciences Tools & Services	0.3
Air Freight & Logistics	0.2
Household Products	0.2
Airlines	0.2
Multi-Utilities	0.2
Office Electronics	0.1
Personal Products	0.1
Water Utilities	0.0 ***
Health Care Technology	0.0 ***
Short Term Investments	11.2
Other Assets & Liabilities	(10.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Dong-A Pharmaceutical Co., Ltd., which was Level 2 and part of the Pharmaceutical industry, representing 0.15% of net assets, Sundance Resources, Ltd., which was Level 2 and part of the Metals & Mining industry, representing 0.04% of net assets, China Mining Resources Group, Ltd., which was Level 3 and part of the Metals & Mining industry, representing 0.03% of net assets, AET&D Holdings No 1 Pty, Ltd., which was Level 2 and part of the Transportation Infrastructure industry, AGFA-Gevaert NV, which was Level 2 and part of the Health Care Technology industry, Amagerbanken A/S, which was Level 2 and part of the Commercial Banks industry, Carnegie Investment Bank AB, which was Level 2 and part of the Capital Markets industry, China Sandi Holdings, Ltd., which was Level 2 and part of the Paper & Forest Products industry, Great Basin Gold, Ltd., which was Level 3 and part of the Metals & Mining industry, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods industry, Platinum Australia, Ltd., which was Level 2 and part of the Metals & Mining industry, Poseidon Concepts Corp., which was Level 2 and part of the Energy Equipment & Services industry, Tessenderlo Chemie NV, which was Level 2 and part of the Chemicals industry, TT Hellenic Postbank SA, which was Level 2 and part of the Commercial Banks industry, each representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			EX-U.S. SELECT REAL			EX-U.S. SELECT REAL
	NET ASSET	MARKET	ESTATE SECURITIES	NET ASSET	MARKET	ESTATE SECURITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	13.79%	14.46%	14.25%	N/A	N/A	N/A

ONE YEAR	24.86%	24.88%	25.76%	24.86%	24.88%	25.76%

THREE YEARS	47.95%	48.47%	50.90%	13.95%	14.08%	14.70%

FIVE YEARS	8.48%	8.20%	10.86%	1.64%	1.59%	2.08%

SINCE INCEPTION (1)	−2.02%	−1.62%	0.85%	−0.32%	−0.26%	0.13%

(1)	For the period December 15, 2006 to March 31, 2013.

SPDR Dow Jones International Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	Global ex-U.S.
	Jones International	Select Real
	Real Estate	Estate Securities
	ETF	Index
	10000	10000
12/15/2006	10401	10397
1/31/2007	10546	10576
2/28/2007	10836	10871
3/31/2007	11150	11207
4/30/2007	11391	11448
5/31/2007	11606	11670
6/30/2007	10859	10949
7/31/2007	10298	10383
8/31/2007	10271	10341
9/30/2007	10810	10901
10/31/2007	11010	11113
11/30/2007	10175	10275
12/31/2007	9683	9786
1/31/2008	9172	9258
2/29/2008	9208	9285
3/31/2008	9033	9098
4/30/2008	9452	9510
5/31/2008	9251	9313
6/30/2008	8218	8250
7/31/2008	8103	8145
8/31/2008	7736	7770
9/30/2008	6661	6680
10/1/2008	4963	4954
11/2/2008	4534	4530
12/3/2008	4733	4734
1/9/2009	4281	4288
2/9/2009	3682	3691
3/9/2009	3935	3950
4/30/2009	4471	4495
5/31/2009	5141	5163
6/30/2009	5229	5255
7/9/2009	5724	5771
8/31/2009	6220	6263
9/30/2009	6560	6613
10/31/2009	6508	6557
11/30/2009	6470	6539
12/31/2009	6564	6632
1/31/2010	6297	6351
2/28/2010	6331	6398
3/31/2010	6623	6684
4/30/2010	6710	6778
5/31/2010	5988	6080
6/30/2010	5999	6076
7/31/2010	6627	6723
8/31/2010	6708	6801
9/30/2010	7357	7467
10/31/2010	7702	7814
11/30/2010	7250	7357
12/31/2010	7927	8058
1/31/2011	7902	8005
2/28/2011	8109	8201
3/31/2011	7988	8098
4/30/2011	8457	8576
5/31/2011	8403	8526
6/30/2011	8309	8429
7/31/2011	8225	8362
8/31/2011	7777	7906
9/30/2011	6860	6963
10/31/2011	7439	7558
11/30/2011	7013	7130
12/31/2011	6805	6923
1/31/2012	7363	7520
2/29/2012	7790	7977
3/31/2012	7848	8021
4/30/2012	7974	8151
5/31/2012	7394	7547
6/30/2012	7919	8086
7/31/2012	8305	8485
8/31/2012	8358	8546
9/30/2012	8611	8828
10/31/2012	8874	9092
11/30/2012	9018	9249
12/31/2012	9280	9534
1/31/2013	9453	9723
2/28/2013	9555	9855
3/31/2013	9798	10085

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones International Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

				BROOKFIELD ASSET
				MANAGEMENT, INC.
DESCRIPTION	MITSUI FUDOSAN CO., LTD.	WESTFIELD GROUP	UNIBAIL-RODAMCO SE	(CLASS A)	THE LINK REIT

MARKET VALUE	$245,487,067	230,060,446	211,362,078	203,602,879	123,663,079

% OF NET ASSETS	6.3	5.9	5.5	5.3	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	34.4%
Retail REITs	29.6
Diversified REITs	16.0
Office REITs	13.4
Industrial REITs	4.5
Residential REITs	0.7
Diversified Capital Markets	0.7
Specialized REITs	0.4
Short Term Investments	4.2
Other Assets & Liabilities	(3.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for BGP Holdings PLC, which was Level 2 and part of the Real Estate Investment Trusts industry, and Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development industry, both representing 0.00% of net assets. (Note 2)

SPDR S&P Global Infrastructure ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Infrastructure ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MACQUARIE GLOBAL			MACQUARIE GLOBAL
	NET ASSET	MARKET	INFRASTRUCTURE 100	NET ASSET	MARKET	INFRASTRUCTURE 100
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	5.73%	5.71%	6.34%	N/A	N/A	N/A

ONE YEAR	7.51%	7.72%	8.69%	7.51%	7.72%	8.69%

THREE YEARS	14.99%	15.77%	18.52%	4.77%	5.00%	5.83%

FIVE YEARS	−7.98%	−8.46%	−3.70%	−1.65%	−1.75%	−0.75%

SINCE INCEPTION (1)	3.49%	3.54%	9.28%	0.56%	0.57%	1.45%

(1)	For the period January 25, 2007 to March 31, 2013.

SPDR S&P Global Infrastructure ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR FSTE/Macquarie	Macquarie Global
	Global Infrastructure	Infrastructure 100
	100 ETF	Index
	10000	10000
1/25/2007	10089	10089
2/28/2007	10274	10277
3/31/2007	10684	10692
4/30/2007	11113	11125
5/31/2007	11383	11425
6/30/2007	11079	11120
7/31/2007	10714	10754
8/31/2007	10893	10949
9/30/2007	11442	11508
10/31/2007	12133	12217
11/30/2007	12293	12386
12/31/2007	12244	12343
1/31/2008	11363	11453
2/29/2008	11312	11411
3/31/2008	11244	11348
4/30/2008	11652	11778
5/31/2008	12074	12219
6/30/2008	11615	11756
7/31/2008	11175	11313
8/31/2008	10799	10933
9/30/2008	9505	9614
10/31/2008	8163	8251
11/30/2008	8014	8108
12/31/2008	8385	8500
1/31/2009	7857	7968
2/28/2009	6946	7044
3/31/2009	6988	7085
4/30/2009	7367	7484
5/31/2009	7955	8099
6/30/2009	8019	8161
7/31/2009	8373	8526
8/31/2009	8697	8861
9/30/2009	8993	9166
10/31/2009	8598	8780
11/30/2009	9006	9198
12/31/2009	9312	9528
1/31/2010	8841	9048
2/28/2010	8732	8940
3/31/2010	8998	9221
4/30/2010	8889	9122
5/31/2010	8186	8388
6/30/2010	8138	8351
7/31/2010	8802	9040
8/31/2010	8784	9023
9/30/2010	9139	9409
10/31/2010	9516	9804
11/30/2010	8969	9252
12/31/2010	9415	9720
1/31/2011	9699	10014
2/28/2011	9953	10279
3/31/2011	9704	10033
4/30/2011	10162	10516
5/31/2011	9924	10285
6/30/2011	9917	10284
7/31/2011	9641	10003
8/31/2011	9339	9699
9/30/2011	9044	9389
10/31/2011	9451	9821
11/30/2011	9400	9768
12/31/2011	9424	9811
1/31/2012	9315	9711
2/29/2012	9569	9991
3/31/2012	9624	10055
4/30/2012	9593	10028
5/31/2012	9102	9524
6/30/2012	9601	10062
7/31/2012	9592	10066
8/31/2012	9586	10062
9/30/2012	9788	10276
10/31/2012	9860	10357
11/30/2012	9607	10099
12/31/2012	9746	10264
1/31/2013	10005	10549
2/28/2013	9976	10526
3/31/2013	10349	10928

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Global Infrastructure ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

DESCRIPTION	DUKE ENERGY CORP.	NATIONAL GRID PLC	SOUTHERN CO.	ENBRIDGE, INC.	TRANSCANADA CORP.

MARKET VALUE	$3,117,741	2,600,972	2,500,695	2,098,109	2,067,319

% OF NET ASSETS	4.3	3.6	3.5	2.9	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	40.7%
Multi-Utilities	30.8
Oil, Gas & Consumable Fuels	12.7
Gas Utilities	7.1
Independent Power Producers & Energy Traders	3.3
Water Utilities	2.4
Transportation Infrastructure	2.1
Road & Rail	0.5
Short Term Investments	13.4
Other Assets & Liabilities	(13.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Global Natural Resources ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/10, 9/14/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Natural Resources ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.40%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL NATURAL	NET ASSET	MARKET	S&P GLOBAL NATURAL
	VALUE	VALUE	RESOURCES INDEX	VALUE	VALUE	RESOURCES INDEX

SIX MONTHS	−0.30%	−0.11%	−0.08%	N/A	N/A	N/A

ONE YEAR	−2.04%	−2.50%	−1.46%	−2.04%	−2.50%	−1.46%

SINCE INCEPTION (1)	4.64%	4.66%	6.17%	1.80%	1.80%	2.38%

(1)	For the period September 13, 2010 to March 31, 2013.

SPDR S&P Global Natural Resources ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Global
	Global Natural	Natural Resources
	Resources ETF	Index
9/13/2010	10000.00	10000.00
9/30/2010	10152.00	10156.00
10/31/2010	10798.00	10808.00
11/30/2010	10608.00	10624.00
12/31/2010	11794.00	11813.00
1/31/2011	11990.00	12015.00
2/28/2011	12483.00	12515.00
3/31/2011	12537.00	12578.00
4/30/2011	12782.00	12825.00
5/31/2011	12251.00	12314.00
6/30/2011	12007.00	12076.00
7/31/2011	11929.00	12000.00
8/31/2011	11094.00	11164.00
9/30/2011	9283.00	9330.00
10/31/2011	10670.00	10736.00
11/30/2011	10340.00	10401.00
12/31/2011	9988.00	10058.00
1/31/2012	10818.00	10902.00
2/29/2012	11181.00	11271.00
3/31/2012	10683.00	10774.00
4/30/2012	10508.00	10602.00
5/31/2012	9224.00	9322.00
6/30/2012	9757.00	9862.00
7/31/2012	9827.00	9938.00
8/31/2012	10003.00	10113.00
9/30/2012	10496.00	10626.00
10/31/2012	10419.00	10550.00
11/30/2012	10328.00	10467.00
12/31/2012	10627.00	10778.00
1/31/2013	11014.00	11175.00
2/28/2013	10648.00	10808.00
3/31/2013	10464.00	10617.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Global Natural Resources ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

DESCRIPTION	EXXON MOBIL CORP.	BHP BILLITON, LTD.	MONSANTO CO.	SYNGENTA AG	CHEVRON CORP.

MARKET VALUE	$28,622,000	25,220,282	24,334,828	23,330,943	20,644,975

% OF NET ASSETS	5.1	4.5	4.4	4.2	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	33.8%
Metals & Mining	31.4
Chemicals	20.4
Paper & Forest Products	4.6
Food Products	4.0
Containers & Packaging	2.3
Household Products	1.7
Real Estate Investment Trusts	1.2
Short Term Investments	5.9
Other Assets & Liabilities	(5.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR MSCI ACWI ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.34%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI ALL COUNTRY	NET ASSET	MARKET	MSCI ALL COUNTRY
	VALUE	VALUE	WORLD INDEX EX USA	VALUE	VALUE	WORLD INDEX EX USA

SIX MONTHS	8.95%	9.91%	9.35%	N/A	N/A	N/A

ONE YEAR	7.86%	8.25%	8.87%	7.86%	8.25%	8.87%

THREE YEARS	13.08%	13.30%	15.35%	4.18%	4.25%	4.87%

FIVE YEARS	−0.42%	−0.16%	0.37%	−0.08%	−0.03%	0.07%

SINCE INCEPTION (1)	7.37%	7.76%	9.86%	1.15%	1.21%	1.52%

(1)	For the period January 10, 2007 to March 31, 2013.

SPDR MSCI ACWI ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		MSCI All
	SPDR MSCI	Country World
	ACWI ex-US	Index ex
	ETF	USA
	10000	10000
1/10/2007	10306	10315
2/28/2007	10362	10378
3/31/2007	10657	10671
4/30/2007	11140	11166
5/31/2007	11421	11472
6/30/2007	11494	11569
7/31/2007	11402	11537
8/31/2007	11228	11359
9/30/2007	11955	12111
10/31/2007	12607	12787
11/30/2007	12042	12213
12/31/2007	11861	12036
1/31/2008	10763	10871
2/29/2008	11010	11186
3/31/2008	10783	10944
4/30/2008	11457	11617
5/31/2008	11658	11818
6/30/2008	10709	10849
7/31/2008	10296	10461
8/31/2008	9838	9974
9/30/2008	8424	8479
10/31/2008	6670	6613
11/30/2008	6266	6233
12/31/2008	6608	6590
1/31/2009	6028	6009
2/28/2009	5457	5450
3/31/2009	5911	5890
4/30/2009	6749	6700
5/31/2009	7671	7617
6/30/2009	7572	7536
7/31/2009	8310	8275
8/31/2009	8614	8583
9/30/2009	9049	9026
10/31/2009	8915	8915
11/30/2009	9189	9173
12/31/2009	9388	9368
1/31/2010	8908	8911
2/28/2010	8896	8912
3/31/2010	9496	9522
4/30/2010	9415	9445
5/31/2010	8421	8462
6/30/2010	8315	8355
7/31/2010	9071	9112
8/31/2010	8797	8863
9/30/2010	9694	9747
10/31/2010	10032	10080
11/30/2010	9636	9693
12/31/2010	10381	10454
1/31/2011	10513	10559
2/28/2011	10803	10840
3/31/2011	10769	10819
4/30/2011	11287	11356
5/31/2011	10951	11041
6/30/2011	10776	10885
7/31/2011	10579	10740
8/31/2011	9671	9821
9/30/2011	8628	8732
10/31/2011	9533	9652
11/30/2011	9095	9162
12/31/2011	8977	9061
1/31/2012	9569	9678
2/29/2012	10082	10225
3/31/2012	9954	10090
4/30/2012	9797	9940
5/31/2012	8680	8821
6/30/2012	9212	9346
7/31/2012	9335	9481
8/31/2012	9520	9681
9/30/2012	9855	10046
10/31/2012	9884	10086
11/30/2012	10062	10280
12/31/2012	10400	10638
1/31/2013	10825	11073
2/28/2013	10701	10958
3/31/2013	10737	10986

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

				SAMSUNG
				ELECTRONICS CO.,
DESCRIPTION	NESTLE SA	HSBC HOLDINGS PLC	ROCHE HOLDING AG	LTD. GDR	NOVARTIS AG

MARKET VALUE	$7,727,049	5,203,729	4,818,148	4,440,281	4,356,987

% OF NET ASSETS	1.8	1.2	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	14.7%
Oil, Gas & Consumable Fuels	9.7
Pharmaceuticals	6.7
Metals & Mining	5.2
Insurance	4.2
Chemicals	3.5
Food Products	3.3
Automobiles	3.3
Wireless Telecommunication Services	3.3
Semiconductors & Semiconductor Equipment	3.0
Beverages	2.7
Diversified Telecommunication Services	2.3
Machinery	2.2
Real Estate Management & Development	2.0
Food & Staples Retailing	1.7
Road & Rail	1.6
Media	1.6
Capital Markets	1.5
Real Estate Investment Trusts	1.3
Industrial Conglomerates	1.3
Tobacco	1.2
Trading Companies & Distributors	1.2
Electric Utilities	1.2
Diversified Financial Services	1.1
Multi-Utilities	1.1
Textiles, Apparel & Luxury Goods	1.1
Electronic Equipment, Instruments & Components	1.1
Electrical Equipment	1.0
Hotels, Restaurants & Leisure	1.0
Construction & Engineering	0.8
Multiline Retail	0.7
Construction Materials	0.7
Auto Components	0.7
Building Products	0.7
Gas Utilities	0.6
Aerospace & Defense	0.6
Transportation Infrastructure	0.6
Software	0.6
Professional Services	0.6
Specialty Retail	0.5
Health Care Equipment & Supplies	0.5
Household Products	0.5
Communications Equipment	0.5
Household Durables	0.4
Independent Power Producers & Energy Traders	0.4
Internet Software & Services	0.4
Commercial Services & Supplies	0.4
Biotechnology	0.4
Personal Products	0.4
IT Services	0.4
Air Freight & Logistics	0.3
Office Electronics	0.3
Containers & Packaging	0.3
Health Care Providers & Services	0.3
Marine	0.2
Energy Equipment & Services	0.2
Water Utilities	0.2
Computers & Peripherals	0.2
Paper & Forest Products	0.2
Airlines	0.2
Consumer Finance	0.1
Distributors	0.1
Leisure Equipment & Products	0.1
Short Term Investment	7.9
Other Assets & Liabilities	(7.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Ageas VVPR Strip, which was Level 2 and part of the Insurance industry, and Anheuser-Busch InBev NV — VVPR Strip, which was Level 2 and part of the Beverages industry, each representing 0.00% of net assets. (Note 2)

SPDR MSCI ACWI IMI ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI IMI ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.25%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	MSCI ACWI IMI INDEX	VALUE	VALUE	MSCI ACWI IMI INDEX

SIX MONTHS	10.43%	9.62%	10.10%	N/A	N/A	N/A

ONE YEAR	10.96%	9.48%	10.95%	10.96%	9.48%	10.95%

SINCE INCEPTION (1)	11.84%	10.64%	11.95%	10.80%	9.72%	10.91%

(1)	For the period February 27, 2012 to March 31, 2013.

SPDR MSCI ACWI IMI ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI ACWI
	ACWI IMI	IMI Index
	ETF
2/27/2012	10000.00	10000.00
2/29/2012	10016.00	10026.00
3/31/2012	10079.00	10090.00
4/30/2012	9967.00	9979.00
5/31/2012	9060.00	9085.00
6/30/2012	9496.00	9518.00
7/31/2012	9627.00	9630.00
8/31/2012	9842.00	9851.00
9/30/2012	10129.00	10170.00
10/31/2012	10080.00	10102.00
11/30/2012	10217.00	10228.00
12/31/2012	10471.00	10474.00
1/31/2013	10967.00	10968.00
2/28/2013	10972.00	10978.00
3/31/2013	11184.00	11195.00

Past performance is not a guarantee of future results.

SPDR MSCI ACWI IMI ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

			INTERNATIONAL BUSINESS		GENERAL
DESCRIPTION	EXXON MOBIL CORP.	APPLE, INC.	MACHINES CORP.	CHEVRON CORP.	ELECTRIC CO.

MARKET VALUE	$54,066	44,263	42,660	35,646	34,657

% OF NET ASSETS	1.0	0.8	0.8	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	8.8%
Commercial Banks	7.4
Pharmaceuticals	5.1
Insurance	4.5
Metals & Mining	3.2
Media	2.9
Chemicals	2.8
Real Estate Investment Trusts	2.8
Food Products	2.7
Diversified Telecommunication Services	2.5
Food & Staples Retailing	2.3
Semiconductors & Semiconductor Equipment	2.3
Machinery	2.2
Software	2.2
Capital Markets	2.1
Diversified Financial Services	2.1
Electric Utilities	1.8
Computers & Peripherals	1.8
Industrial Conglomerates	1.8
IT Services	1.7
Beverages	1.7
Aerospace & Defense	1.7
Automobiles	1.7
Biotechnology	1.7
Energy Equipment & Services	1.6
Hotels, Restaurants & Leisure	1.6
Health Care Equipment & Supplies	1.5
Wireless Telecommunication Services	1.5
Real Estate Management & Development	1.5
Specialty Retail	1.2
Household Products	1.2
Road & Rail	1.1
Electronic Equipment, Instruments & Components	1.1
Tobacco	1.1
Health Care Providers & Services	1.0
Electrical Equipment	1.0
Multiline Retail	1.0
Communications Equipment	1.0
Textiles, Apparel & Luxury Goods	0.9
Multi-Utilities	0.8
Trading Companies & Distributors	0.8
Commercial Services & Supplies	0.7
Air Freight & Logistics	0.7
Internet Software & Services	0.6
Consumer Finance	0.6
Internet & Catalog Retail	0.6
Construction & Engineering	0.6
Professional Services	0.5
Auto Components	0.5
Life Sciences Tools & Services	0.4
Leisure Equipment & Products	0.4
Thrifts & Mortgage Finance	0.4
Construction Materials	0.3
Marine	0.3
Building Products	0.3
Transportation Infrastructure	0.3
Independent Power Producers & Energy Traders	0.3
Household Durables	0.2
Personal Products	0.2
Water Utilities	0.2
Office Electronics	0.1
Airlines	0.1
Gas Utilities	0.1
Paper & Forest Products	0.1
Distributors	0.1
Containers & Packaging	0.1
Short Term Investments	7.2
Other Assets & Liabilities	(5.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR MSCI EM 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EM 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	MSCI EM 50 INDEX	VALUE	VALUE	MSCI EM 50 INDEX

SIX MONTHS	1.11%	2.12%	1.60%	N/A	N/A	N/A

ONE YEAR	−1.90%	−0.96%	−0.84%	−1.90%	−0.96%	−0.84%

SINCE INCEPTION (1)	−3.30%	−2.33%	−2.05%	−3.03%	−2.14%	−1.88%

(1)	For the period February 27, 2012 to March 31, 2013.

SPDR MSCI EM 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI EM
	EM 50	50 Index
	ETF
2/27/2012	10000.00	10000.00
2/29/2012	10188.00	10212.00
3/31/2012	9857.00	9878.00
4/30/2012	9788.00	9832.00
5/31/2012	8592.00	8667.00
6/30/2012	8913.00	8939.00
7/31/2012	9090.00	9152.00
8/31/2012	9025.00	9055.00
9/30/2012	9563.00	9641.00
10/31/2012	9532.00	9583.00
11/30/2012	9621.00	9693.00
12/31/2012	10087.00	10180.00
1/31/2013	10169.00	10261.00
2/28/2013	9982.00	10082.00
3/31/2013	9670.00	9795.00

Past performance is not a guarantee of future results.

SPDR MSCI EM 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

		TAIWAN
		SEMICONDUCTOR			INDUSTRIAL &
	SAMSUNG ELECTRONICS	MANUFACTURING		CHINA CONSTRUCTION	COMMERCIAL
DESCRIPTION	CO., LTD. GDR	CO., LTD. ADR	CHINA MOBILE, LTD.	BANK CORP.	BANK OF CHINA

MARKET VALUE	$254,158	145,066	104,356	100,584	78,106

% OF NET ASSETS	10.8	6.2	4.4	4.3	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	23.3%
Semiconductors & Semiconductor Equipment	18.9
Oil, Gas & Consumable Fuels	17.9
Wireless Telecommunication Services	9.5
Metals & Mining	5.7
Beverages	4.0
Automobiles	3.2
Media	2.8
Insurance	2.4
Internet Software & Services	2.3
Chemicals	2.2
Electronic Equipment, Instruments & Components	2.0
IT Services	1.7
Auto Components	1.4
Food Products	1.0
Diversified Telecommunication Services	0.9
Real Estate Management & Development	0.7
Short Term Investments	0.1
Other Assets & Liabilities	0.0 ***

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura PRIME Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL/NOMURA	NET ASSET	MARKET	RUSSELL/NOMURA
	VALUE	VALUE	PRIME INDEX	VALUE	VALUE	PRIME INDEX

SIX MONTHS	16.63%	18.58%	17.22%	N/A	N/A	N/A

ONE YEAR	7.40%	7.82%	8.24%	7.40%	7.82%	8.24%

THREE YEARS	9.67%	10.86%	12.08%	3.12%	3.50%	3.87%

FIVE YEARS	−3.27%	−2.42%	−0.09%	−0.66%	−0.49%	−0.02%

SINCE INCEPTION (1)	−10.20%	−9.38%	−6.80%	−1.67%	−1.53%	−1.10%

(1)	For the period November 9, 2006 to March 31, 2013.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/Nomura
	PRIME Japan	Russell/ Nomura
	ETF	PRIME Index
	10000	10000
11/9/2006	10321	10323
12/31/2006	10515	10520
1/31/2007	10606	10611
2/28/2007	11003	11025
3/31/2007	10859	10886
4/7/2007	10657	10688
5/7/2007	10800	10822
6/7/2007	10766	10803
7/31/2007	10718	10771
8/31/2007	10422	10451
9/30/2007	10619	10661
10/31/2007	10604	10666
11/30/2007	10408	10483
12/31/2007	9988	9921
1/31/2008	9546	9591
2/29/2008	9600	9650
3/31/2008	9284	9329
4/30/2008	9897	9944
5/31/2008	10161	10204
6/30/2008	9462	9520
7/31/2008	9152	9206
8/31/2008	8782	8844
9/30/2008	7807	7870
10/1/2008	6714	6767
11/2/2008	6691	6732
12/3/2008	7243	7322
1/9/2009	6746	6790
2/9/2009	5898	5943
3/9/2009	6037	6078
4/30/2009	6548	6609
5/31/2009	7239	7297
6/30/2009	7399	7467
7/9/2009	7654	7749
8/31/2009	7973	8074
9/30/2009	7852	7965
10/31/2009	7619	7741
11/30/2009	7531	7641
12/31/2009	7552	7693
1/31/2010	7698	7819
2/28/2010	7804	7923
3/31/2010	8189	8315
4/30/2010	8198	8329
5/31/2010	7552	7669
6/30/2010	7447	7553
7/31/2010	7675	7793
8/31/2010	7503	7626
9/30/2010	7841	7967
10/31/2010	7988	8104
11/30/2010	8127	8261
12/31/2010	8738	8841
1/31/2011	8736	8926
2/28/2011	9128	9327
3/31/2011	8308	8511
4/30/2011	8327	8498
5/31/2011	8190	8389
6/30/2011	8329	8550
7/31/2011	8631	8862
8/31/2011	7983	8199
9/30/2011	7885	8106
10/31/2011	7845	8060
11/30/2011	7507	7719
12/31/2011	7585	7793
1/31/2012	7903	8132
2/29/2012	8238	8478
3/31/2012	8361	8611
4/30/2012	8112	8294
5/31/2012	7394	7611
6/30/2012	7772	8003
7/31/2012	7584	7818
8/31/2012	7516	7757
9/30/2012	7700	7951
10/31/2012	7554	7796
11/30/2012	7690	7949
12/31/2012	8070	8371
1/31/2013	8348	8633
2/28/2013	8569	8865
3/31/2013	8980	9320

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell/Nomura PRIME Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

		MITSUBISHI UFJ	HONDA MOTOR	SUMITOMO MITSUI	MIZUHO FINANCIAL
DESCRIPTION	TOYOTA MOTOR CORP.	FINANCIAL GROUP, INC.	CO., LTD.	FINANCIAL GROUP, INC.	GROUP, INC.

MARKET VALUE	$608,766	473,012	362,004	321,208	292,298

% OF NET ASSETS	3.7	2.9	2.2	2.0	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	10.6%
Automobiles	8.2
Pharmaceuticals	5.7
Machinery	5.6
Electronic Equipment, Instruments & Components	5.0
Road & Rail	4.7
Trading Companies & Distributors	4.2
Chemicals	4.2
Real Estate Management & Development	4.2
Auto Components	3.2
Wireless Telecommunication Services	3.0
Insurance	2.3
Household Durables	2.2
Metals & Mining	2.1
Office Electronics	2.1
Food & Staples Retailing	1.8
Electrical Equipment	1.5
Specialty Retail	1.5
Capital Markets	1.5
Electric Utilities	1.4
Diversified Telecommunication Services	1.4
Beverages	1.3
Leisure Equipment & Products	1.3
Computers & Peripherals	1.3
Construction & Engineering	1.2
Food Products	1.2
Tobacco	1.2
Building Products	1.1
Commercial Services & Supplies	1.1
Personal Products	1.0
Gas Utilities	0.9
Oil, Gas & Consumable Fuels	0.9
Semiconductors & Semiconductor Equipment	0.8
Multiline Retail	0.8
Health Care Equipment & Supplies	0.7
Software	0.7
IT Services	0.6
Internet Software & Services	0.6
Media	0.6
Textiles, Apparel & Luxury Goods	0.6
Diversified Financial Services	0.5
Consumer Finance	0.5
Hotels, Restaurants & Leisure	0.4
Health Care Providers & Services	0.4
Airlines	0.4
Transportation Infrastructure	0.4
Internet & Catalog Retail	0.3
Marine	0.3
Air Freight & Logistics	0.3
Household Products	0.2
Industrial Conglomerates	0.2
Paper & Forest Products	0.2
Diversified Consumer Services	0.2
Construction Materials	0.1
Independent Power Producers & Energy Traders	0.1
Professional Services	0.1
Containers & Packaging	0.1
Distributors	0.1
Communications Equipment	0.0 ***
Short Term Investments	23.3
Other Assets & Liabilities	(22.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% net assets.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura Small Cap Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.55%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			RUSSELL/NOMURA			RUSSELL/NOMURA
	NET ASSET	MARKET	JAPAN SMALL CAP	NET ASSET	MARKET	JAPAN SMALL CAP
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	16.90%	18.70%	17.46%	N/A	N/A	N/A

ONE YEAR	10.38%	11.07%	11.00%	10.38%	11.07%	11.00%

THREE YEARS	26.26%	26.81%	29.40%	8.08%	8.24%	8.97%

FIVE YEARS	23.30%	23.67%	27.12%	4.28%	4.34%	4.92%

SINCE INCEPTION (1)	10.06%	10.76%	14.74%	1.51%	1.61%	2.18%

(1)	For the period November 9, 2006 to March 31, 2013.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/
	Nomura Small	Russell/ Nomura
	Cap Japan	Japan Small
	ETF	Cap Index
	10000	10000
11/9/2006	10421	10352
12/31/2006	10437	10359
1/31/2007	10616	10518
2/28/2007	11009	10854
3/31/2007	10935	10738
4/30/2007	10680	10511
5/31/2007	10437	10302
6/30/2007	10449	10378
7/31/2007	10447	10379
8/31/2007	9970	9893
9/30/2007	9943	9923
10/31/2007	10046	10088
11/30/2007	9760	9806
12/31/2007	9229	9164
1/31/2008	8783	8903
2/29/2008	8869	8995
3/31/2008	8927	9026
4/30/2008	9077	9166
5/31/2008	9384	9429
6/30/2008	8852	8897
7/31/2008	8560	8648
8/31/2008	8245	8304
9/30/2008	7472	7533
10/1/2008	6769	6800
11/2/2008	7049	7079
12/3/2008	7582	7681
1/9/2009	7138	7209
2/9/2009	6186	6248
3/9/2009	6434	6503
4/30/2009	6812	6899
5/31/2009	7652	7764
6/30/2009	8131	8246
7/9/2009	8316	8437
8/31/2009	8799	8933
9/30/2009	8694	8855
10/31/2009	8344	8541
11/30/2009	8080	8243
12/31/2009	7968	8131
1/31/2010	8180	8297
2/28/2010	8340	8467
3/31/2010	8717	8867
4/30/2010	8938	9159
5/31/2010	8276	8526
6/30/2010	8448	8557
7/31/2010	8520	8628
8/31/2010	8311	8405
9/30/2010	8658	8741
10/31/2010	8557	8597
11/30/2010	8712	8810
12/31/2010	9529	9602
1/31/2011	9652	9812
2/28/2011	10062	10247
3/31/2011	9443	9617
4/30/2011	9401	9542
5/31/2011	9267	9453
6/30/2011	9623	9818
7/31/2011	10024	10239
8/31/2011	9623	9850
9/30/2011	9711	9928
10/31/2011	9396	9574
11/30/2011	9177	9336
12/31/2011	9262	9481
1/31/2012	9641	9930
2/29/2012	9735	10034
3/31/2012	9970	10336
4/30/2012	9764	10065
5/31/2012	8978	9276
6/30/2012	9357	9720
7/31/2012	9199	9564
8/31/2012	9177	9517
9/30/2012	9415	9768
10/31/2012	9167	9524
11/30/2012	9233	9607
12/31/2012	9560	10029
1/31/2013	9933	10372
2/28/2013	10215	10691
3/31/2013	11006	11474

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell/Nomura Small Cap Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

		KAKEN PHARMACEUTICAL	THE MUSASHINO	NIPPON PAPER	TOKAI TOKYO FINANCIAL
DESCRIPTION	KENEDIX, INC.	CO., LTD.	BANK, LTD.	GROUP, INC.	HOLDINGS, INC.

MARKET VALUE	$508,432	466,261	443,491	411,640	404,780

% OF NET ASSETS	0.7	0.7	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	8.1%
Machinery	7.1
Auto Components	5.1
Chemicals	4.7
Specialty Retail	4.4
Electronic Equipment, Instruments & Components	4.3
Construction & Engineering	3.8
Trading Companies & Distributors	3.4
Hotels, Restaurants & Leisure	3.3
Food Products	3.0
Real Estate Management & Development	2.9
Media	2.8
Household Durables	2.7
Metals & Mining	2.6
Capital Markets	2.4
Building Products	2.4
Pharmaceuticals	2.4
Commercial Services & Supplies	2.2
Textiles, Apparel & Luxury Goods	2.1
Food & Staples Retailing	1.9
IT Services	1.7
Semiconductors & Semiconductor Equipment	1.6
Personal Products	1.6
Software	1.5
Road & Rail	1.4
Health Care Equipment & Supplies	1.3
Electrical Equipment	1.3
Diversified Financial Services	1.2
Consumer Finance	1.1
Leisure Equipment & Products	1.1
Internet Software & Services	1.0
Health Care Providers & Services	1.0
Transportation Infrastructure	1.0
Containers & Packaging	0.9
Energy Equipment & Services	0.9
Computers & Peripherals	0.8
Multiline Retail	0.8
Communications Equipment	0.8
Paper & Forest Products	0.8
Biotechnology	0.7
Professional Services	0.7
Beverages	0.6
Internet & Catalog Retail	0.5
Household Products	0.4
Distributors	0.4
Air Freight & Logistics	0.3
Life Sciences Tools & Services	0.3
Gas Utilities	0.3
Electric Utilities	0.3
Marine	0.3
Oil, Gas & Consumable Fuels	0.2
Health Care Technology	0.2
Industrial Conglomerates	0.2
Office Electronics	0.1
Airlines	0.0 ***
Short Term Investments	19.0
Other Assets & Liabilities	(17.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for K.K. daVinci Holdings and Suruga Corp., which were both Level 2 and part of the Real Estate Management & Development industry, each representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.45%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P INTERNATIONAL			S&P INTERNATIONAL
			DIVIDEND			DIVIDEND
	NET ASSET	MARKET	OPPORTUNITIES	NET ASSET	MARKET	OPPORTUNITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	8.61%	9.32%	9.79%	N/A	N/A	N/A

ONE YEAR	4.05%	4.09%	5.60%	4.05%	4.09%	5.60%

THREE YEARS	6.39%	7.11%	9.96%	2.09%	2.31%	3.21%

FIVE YEARS	−11.14%	−11.00%	−6.14%	−2.33%	−2.30%	−1.26%

SINCE INCEPTION (1)	−7.31%	−6.83%	−2.64%	−1.47%	−1.37%	−0.52%

(1)	For the period February 12, 2008 to March 31, 2013.

SPDR S&P International Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P International
	International Dividend	Dividend Opportunities
	ETF	Index
	10000	10000
2/12/2008	10577	10510
3/31/2008	10431	10373
4/30/2008	10433	10393
5/31/2008	10267	10264
6/30/2008	9265	9239
7/31/2008	8833	8827
8/31/2008	8777	8776
9/30/2008	7307	7289
10/31/2008	5256	5236
11/30/2008	4889	4870
12/31/2008	5261	5246
1/31/2009	4577	4577
2/28/2009	4093	4084
3/31/2009	4642	4627
4/30/2009	5828	5841
5/31/2009	6734	6769
6/30/2009	6623	6662
7/31/2009	7306	7372
8/31/2009	7784	7861
9/30/2009	8320	8419
10/31/2009	8254	8356
11/30/2009	8522	8631
12/31/2009	8704	8823
1/31/2010	8351	8475
2/28/2010	8255	8380
3/31/2010	8712	8857
4/30/2010	8589	8742
5/31/2010	7585	7725
6/30/2010	7528	7672
7/31/2010	8248	8430
8/31/2010	8029	8211
9/30/2010	8931	9144
10/31/2010	9334	9562
11/30/2010	8611	8825
12/31/2010	9322	9567
1/31/2011	9451	9671
2/28/2011	9676	9909
3/31/2011	9910	10193
4/30/2011	10749	11031
5/31/2011	10327	10616
6/30/2011	10104	10386
7/31/2011	9646	9966
8/31/2011	8999	9293
9/30/2011	7943	8199
10/31/2011	8769	9054
11/30/2011	8374	8654
12/31/2011	8264	8549
1/31/2012	8668	8944
2/29/2012	9109	9425
3/31/2012	8908	9219
4/30/2012	8648	8951
5/31/2012	7552	7822
6/30/2012	8239	8544
7/31/2012	7995	8296
8/31/2012	8361	8683
9/30/2012	8534	8868
10/31/2012	8532	8870
11/30/2012	8573	8918
12/31/2012	8975	9345
1/31/2013	9330	9775
2/28/2013	9156	9598
3/31/2013	9269	9736

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

		WESTPAC	SHIN CORP. PCL,		ILUKA
DESCRIPTION	NATIONAL AUSTRALIA BANK, LTD.	BANKING CORP.	NVDR	FORTUM OYJ	RESOURCES, LTD.

MARKET VALUE	$47,492,797	45,569,544	43,056,818	41,620,123	41,034,072

% OF NET ASSETS	3.6	3.4	3.3	3.2	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

	PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	14.8%
Electric Utilities	11.5
Oil, Gas & Consumable Fuels	8.8
Commercial Banks	8.2
Wireless Telecommunication Services	7.6
Real Estate Investment Trusts	7.1
Metals & Mining	5.2
Insurance	4.9
Construction & Engineering	3.7
Pharmaceuticals	3.1
Energy Equipment & Services	2.9
Chemicals	2.6
Paper & Forest Products	2.2
Food & Staples Retailing	2.1
Gas Utilities	2.0
Transportation Infrastructure	1.7
Multi-Utilities	1.6
Hotels, Restaurants & Leisure	1.3
Media	1.1
Personal Products	0.9
Machinery	0.9
Specialty Retail	0.9
Multiline Retail	0.8
Road & Rail	0.8
Real Estate Management & Development	0.8
Industrial Conglomerates	0.7
Office Electronics	0.6
IT Services	0.6
Diversified Financial Services	0.1
Aerospace & Defense	0.1
Health Care Providers & Services	0.0	***
Textiles, Apparel & Luxury Goods	0.0	***
Tobacco	0.0	***
Short Term Investments	6.8
Other Assets & Liabilities	(6.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.45%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BETWEEN			EX-U.S. BETWEEN
			USD2 BILLION AND			USD2 BILLION AND
	NET ASSET	MARKET	USD5 BILLION	NET ASSET	MARKET	USD5 BILLION
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	11.64%	13.49%	12.77%	N/A	N/A	N/A

ONE YEAR	10.93%	12.02%	11.74%	10.93%	12.02%	11.74%

THREE YEARS	25.27%	26.05%	27.09%	7.80%	8.02%	8.32%

SINCE INCEPTION (1)	3.70%	4.74%	6.02%	0.74%	0.95%	1.20%

(1)	For the period May 7, 2008 to March 31, 2013.

SPDR S&P International Mid Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

	HIROSE ELECTRIC	KEISEI ELECTRIC			THE BANK OF
DESCRIPTION	CO., LTD.	RAILWAY CO., LTD.	THE JOYO BANK, LTD.	TAKASHIMAYA CO., LTD.	KYOTO, LTD.

MARKET VALUE	$270,368	256,031	241,023	238,928	234,333

% OF NET ASSETS	0.7	0.7	0.7	0.7	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	7.0%
Chemicals	5.6
Oil, Gas & Consumable Fuels	4.6
Real Estate Investment Trusts	4.6
Metals & Mining	4.3
Machinery	4.2
Insurance	3.7
Media	3.5
Construction & Engineering	3.2
Multiline Retail	3.1
Electronic Equipment, Instruments & Components	2.9
Real Estate Management & Development	2.8
Road & Rail	2.8
Food Products	2.6
Hotels, Restaurants & Leisure	2.5
Commercial Services & Supplies	2.2
Energy Equipment & Services	2.1
Diversified Financial Services	2.1
Capital Markets	2.0
Household Durables	2.0
Diversified Telecommunication Services	1.8
Food & Staples Retailing	1.7
Electric Utilities	1.6
Pharmaceuticals	1.5
Gas Utilities	1.4
Health Care Equipment & Supplies	1.4
Construction Materials	1.3
Auto Components	1.3
Industrial Conglomerates	1.3
Trading Companies & Distributors	1.2
Aerospace & Defense	1.1
Health Care Providers & Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Consumer Finance	0.9
Leisure Equipment & Products	0.9
Transportation Infrastructure	0.7
Automobiles	0.7
IT Services	0.7
Internet Software & Services	0.7
Independent Power Producers & Energy Traders	0.6
Software	0.6
Marine	0.6
Electrical Equipment	0.6
Semiconductors & Semiconductor Equipment	0.6
Specialty Retail	0.6
Communications Equipment	0.5
Air Freight & Logistics	0.5
Airlines	0.5
Professional Services	0.5
Multi-Utilities	0.5
Distributors	0.4
Paper & Forest Products	0.4
Beverages	0.3
Computers & Peripherals	0.3
Biotechnology	0.3
Office Electronics	0.3
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Personal Products	0.2
Water Utilities	0.2
Household Products	0.1
Building Products	0.1
Short Term Investments	14.5
Other Assets & Liabilities	(13.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for BGP Holdings PLC, which was Level 2 and part of the Real Estate Investment Trusts industry, and Neo Holdings Co., Ltd., which was Level 2 and part of the Industrial Conglomerates industry, both representing 0.00% of net assets. (Note 2)

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.65%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS UNDER USD2	NET ASSET	MARKET	MARKETS UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

SIX MONTHS	9.00%	9.61%	10.09%	N/A	N/A	N/A

ONE YEAR	7.33%	7.01%	9.07%	7.33%	7.01%	9.07%

THREE YEARS	8.08%	8.07%	15.11%	2.62%	2.62%	4.80%

SINCE INCEPTION (1)	4.35%	4.88%	19.10%	0.87%	0.98%	3.64%

(1)	For the period May 12, 2008 to March 31, 2013.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

	THANACHART	MEGAWORLD	MINOR	SHENZHEN INTERNATIONAL	CORONATION FUND
DESCRIPTION	CAPITAL PCL	CORP.	INTERNATIONAL PCL	HOLDINGS, LTD.	MANAGERS, LTD.

MARKET VALUE	$6,912,679	6,661,613	5,284,772	5,162,673	5,099,433

% OF NET ASSETS	0.7	0.7	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	9.6%
Semiconductors & Semiconductor Equipment	5.2
Food Products	4.8
Chemicals	4.7
Commercial Banks	4.5
Electronic Equipment, Instruments & Components	4.3
Construction & Engineering	4.1
Metals & Mining	4.0
Pharmaceuticals	3.1
Machinery	2.5
Household Durables	2.5
Hotels, Restaurants & Leisure	2.5
Diversified Financial Services	2.4
Oil, Gas & Consumable Fuels	2.4
Textiles, Apparel & Luxury Goods	2.3
Capital Markets	2.2
Computers & Peripherals	2.2
Electrical Equipment	2.0
Auto Components	1.8
Transportation Infrastructure	1.8
Marine	1.8
Industrial Conglomerates	1.7
Media	1.6
Specialty Retail	1.4
Automobiles	1.3
Independent Power Producers & Energy Traders	1.3
Multiline Retail	1.3
Communications Equipment	1.3
Paper & Forest Products	1.2
Construction Materials	1.1
Leisure Equipment & Products	1.0
Real Estate Investment Trusts	0.9
Health Care Providers & Services	0.9
Diversified Telecommunication Services	0.9
Food & Staples Retailing	0.8
Health Care Equipment & Supplies	0.8
Commercial Services & Supplies	0.8
Software	0.8
Diversified Consumer Services	0.8
Electric Utilities	0.7
Beverages	0.7
Internet Software & Services	0.6
Water Utilities	0.6
Airlines	0.6
Consumer Finance	0.6
Trading Companies & Distributors	0.6
IT Services	0.5
Energy Equipment & Services	0.5
Tobacco	0.4
Containers & Packaging	0.4
Insurance	0.4
Air Freight & Logistics	0.4
Wireless Telecommunication Services	0.4
Biotechnology	0.3
Building Products	0.3
Personal Products	0.2
Gas Utilities	0.2
Road & Rail	0.2
Household Products	0.2
Internet & Catalog Retail	0.2
Thrifts & Mortgage Finance	0.1
Distributors	0.1
Professional Services	0.1
Aerospace & Defense	0.1
Office Electronics	0.1
Short Term Investments	5.9
Other Assets & Liabilities	(6.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Bakrie and Brothers Tbk PT, which was Level 2 and part of the Industrial Conglomerates industry, representing 0.05% of net assets, China Metal Recycling Holdings, Ltd., which was Level 2 and part of the Metals & Mining industry, representing 0.13% of net assets, Darma Henwa PT Tbk, which was Level 2 and part of the Metals & Mining industry, representing 0.02% of net assets, Indiabulls Financial Services, Ltd., which was Level 2 and part of the Diversified Financial Services industry, representing 0.31% of net assets, China Precious Metal Resources Holdings Co., Ltd., which was Level 2 and part of the Metals & Mining industry, representing 0.07% of net assets, Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail industry, China Forestry Holdings, Ltd., which was Level 3 and part of the Paper & Forest Products industry, China High Precision Automation Group, Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components industry, China Hongxing Sports, Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods industry, Polimex-Mostostal SA, which was Level 2 and part of the Construction & Engineering industry, Real Gold Mining, Ltd., which was Level 3 and part of the Metals & Mining industry, each representing 0.00% of net assets. (Note 2)

SPDR Dow Jones Global Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			SELECT REAL			SELECT REAL
	NET ASSET	MARKET	ESTATE	NET ASSET	MARKET	ESTATE
	VALUE	VALUE	SECURITIES INDEX	VALUE	VALUE	SECURITIES INDEX

SIX MONTHS	11.31%	11.64%	11.42%	N/A	N/A	N/A

ONE YEAR	17.92%	17.91%	18.05%	17.92%	17.91%	18.05%

THREE YEARS	52.41%	52.53%	52.27%	15.08%	15.11%	15.04%

SINCE INCEPTION (1)	12.10%	12.40%	10.52%	2.36%	2.41%	2.06%

(1)	For the period May 7, 2008 to March 31, 2013.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones Global Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

	SIMON PROPERTY	MITSUI FUDOSAN
DESCRIPTION	GROUP, INC.	CO., LTD.	WESTFIELD GROUP	HCP, INC.	PUBLIC STORAGE

MARKET VALUE	$54,527,833	27,114,167	25,410,124	24,769,850	24,072,348

% OF NET ASSETS	5.9	3.0	2.8	2.7	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	27.9%
Real Estate Management & Development	16.4
Specialized REITs	15.2
Office REITs	14.6
Diversified REITs	10.7
Residential REITs	9.5
Industrial REITs	5.1
Diversified Capital Markets	0.3
Short Term Investments	8.0
Other Assets & Liabilities	(7.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for BGP Holdings PLC, which was Level 2 and part of the Real Estate Investment Trusts industry, and Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development industry, both representing 0.00% of net assets. (Note 2)

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Discretionary Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			CONSUMER			CONSUMER
	NET ASSET	MARKET	DISCRETIONARY	NET ASSET	MARKET	DISCRETIONARY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	18.48%	19.28%	18.77%	N/A	N/A	N/A

ONE YEAR	13.26%	12.69%	13.85%	13.26%	12.69%	13.85%

THREE YEARS	37.15%	37.21%	38.32%	11.10%	11.12%	11.42%

SINCE INCEPTION (1)	40.52%	40.41%	40.09%	7.49%	7.47%	7.43%

(1)	For the period July 16, 2008 to March 31, 2013.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Consumer	Ex-U.S. BMI
	Discretionary Sector	Consumer Discertionary
	ETF	Sector Index
	10000.00	10000.00
7/16/2008	10235.00	10251.00
8/31/2008	10027.00	10047.00
9/30/2008	8771.00	8725.00
10/1/2008	7407.00	7187.00
11/2/2008	6560.00	6384.00
12/3/2008	6969.00	6788.00
1/9/2009	6485.00	6309.00
2/9/2009	6029.00	5887.00
3/31/2009	6455.00	6289.00
4/30/2009	7801.00	7544.00
5/31/2009	8238.00	8059.00
6/30/2009	8221.00	8066.00
7/9/2009	9099.00	8967.00
8/31/2009	9376.00	9223.00
9/30/2009	9682.00	9547.00
10/31/2009	9537.00	9449.00
11/30/2009	9573.00	9478.00
12/31/2009	9918.00	9797.00
1/31/2010	9636.00	9531.00
2/28/2010	9475.00	9385.00
3/31/2010	10245.00	10129.00
4/30/2010	10330.00	10278.00
5/31/2010	9334.00	9279.00
6/30/2010	9285.00	9198.00
7/31/2010	10042.00	9951.00
8/31/2010	9753.00	9683.00
9/30/2010	10952.00	10896.00
10/31/2010	11347.00	11316.00
11/30/2010	11258.00	11213.00
12/31/2010	11944.00	11934.00
1/31/2011	12153.00	12123.00
2/28/2011	12349.00	12367.00
3/31/2011	11967.00	12033.00
4/30/2011	12833.00	12893.00
5/31/2011	12710.00	12772.00
6/30/2011	12857.00	12887.00
7/31/2011	12696.00	12778.00
8/31/2011	11419.00	11485.00
9/30/2011	10369.00	10375.00
10/31/2011	11333.00	11334.00
11/30/2011	10671.00	10661.00
12/31/2011	10447.00	10422.00
1/31/2012	11360.00	11315.00
2/29/2012	12167.00	12108.00
3/31/2012	12407.00	12305.00
4/30/2012	12291.00	12216.00
5/31/2012	11009.00	10913.00
6/30/2012	11363.00	11303.00
7/31/2012	11406.00	11352.00
8/31/2012	11744.00	11654.00
9/30/2012	11860.00	11795.00
10/31/2012	11951.00	11887.00
11/30/2012	12488.00	12415.00
12/31/2012	13018.00	12951.00
1/31/2013	13644.00	13584.00
2/28/2013	13720.00	13725.00
3/31/2013	14052.00	14009.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Consumer Discretionary Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

				LVMH MOET HENNESSY
DESCRIPTION	TOYOTA MOTOR CORP.	HONDA MOTOR CO. LTD.	DAIMLER AG	LOUIS VUITTON SA	HYUNDAI MOTOR CO.

MARKET VALUE	$723,676	302,489	271,864	235,731	229,114

% OF NET ASSETS	7.5	3.1	2.8	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Automobiles	26.0%
Media	15.8
Hotels, Restaurants & Leisure	12.3
Textiles, Apparel & Luxury Goods	10.9
Auto Components	9.4
Specialty Retail	8.6
Household Durables	6.2
Multiline Retail	5.0
Leisure Equipment & Products	2.5
Distributors	1.0
Internet & Catalog Retail	0.7
Diversified Consumer Services	0.6
Chemicals	0.4
Short Term Investments	3.3
Other Assets & Liabilities	(2.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Staples Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	CONSUMER STAPLES	NET ASSET	MARKET	CONSUMER STAPLES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	12.80%	13.77%	13.80%	N/A	N/A	N/A

ONE YEAR	18.49%	18.80%	20.44%	18.49%	18.80%	20.44%

THREE YEARS	45.00%	45.16%	50.06%	13.18%	13.23%	14.48%

SINCE INCEPTION (1)	57.09%	57.99%	67.13%	10.06%	10.20%	11.53%

(1)	For the period July 16, 2008 to March 31, 2013.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Consumer	Ex-U.S. BMI
	Staples Sector	Consumer Staples
	ETF	Sector Index
	10000.00	10000.00
7/16/2008	10258.00	10267.00
8/31/2008	10127.00	10158.00
9/30/2008	9430.00	9468.00
10/1/2008	8001.00	8060.00
11/2/2008	7752.00	7755.00
12/3/2008	8171.00	8240.00
1/9/2009	7562.00	7669.00
2/9/2009	6954.00	7044.00
3/31/2009	7070.00	7180.00
4/30/2009	7456.00	7597.00
5/31/2009	8354.00	8508.00
6/30/2009	8504.00	8696.00
7/9/2009	9175.00	9408.00
8/31/2009	9443.00	9685.00
9/30/2009	9852.00	10149.00
10/31/2009	10126.00	10423.00
11/30/2009	10361.00	10669.00
12/31/2009	10599.00	10890.00
1/31/2010	10396.00	10676.00
2/28/2010	10475.00	10738.00
3/31/2010	10835.00	11137.00
4/30/2010	10677.00	11005.00
5/31/2010	9734.00	10076.00
6/30/2010	9987.00	10346.00
7/31/2010	10540.00	10927.00
8/31/2010	10540.00	10939.00
9/30/2010	11416.00	11875.00
10/31/2010	11691.00	12127.00
11/30/2010	11170.00	11607.00
12/31/2010	11865.00	12349.00
1/31/2011	11574.00	12071.00
2/28/2011	11938.00	12399.00
3/31/2011	11914.00	12413.00
4/30/2011	12878.00	13433.00
5/31/2011	12975.00	13566.00
6/30/2011	12723.00	13320.00
7/31/2011	12805.00	13424.00
8/31/2011	12364.00	12955.00
9/30/2011	11653.00	12192.00
10/31/2011	12488.00	13011.00
11/30/2011	12259.00	12774.00
12/31/2011	12332.00	12844.00
1/31/2012	12273.00	12818.00
2/29/2012	12924.00	13488.00
3/31/2012	13259.00	13877.00
4/30/2012	13354.00	14015.00
5/31/2012	12332.00	12961.00
6/30/2012	13028.00	13699.00
7/31/2012	13448.00	14123.00
8/31/2012	13785.00	14508.00
9/30/2012	13927.00	14686.00
10/31/2012	13875.00	14687.00
11/30/2012	14300.00	15125.00
12/31/2012	14285.00	15150.00
1/31/2013	14955.00	15881.00
2/28/2013	15190.00	16147.00
3/31/2013	15709.00	16713.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Consumer Staples Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

		BRITISH AMERICAN	ANHEUSER-BUSCH
DESCRIPTION	NESTLE SA	TOBACCO PLC	INBEV NV	DIAGEO PLC	UNILEVER NV

MARKET VALUE	$5,496,277	2,357,739	1,903,485	1,870,590	1,735,631

% OF NET ASSETS	14.9	6.4	5.2	5.1	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

	PERCENT OF
INDUSTRY**	NET ASSETS

Food Products	33.9%
Beverages	21.0
Food & Staples Retailing	20.7
Tobacco	11.8
Household Products	5.9
Personal Products	5.8
Real Estate Investment Trusts	0.0	%***
Short Term Investments	1.4
Other Assets & Liabilities	(0.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Anheuser-Busch InBev NV — VVPR Strip, which was Level 2 and part of the Beverages industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Energy Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Energy Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI ENERGY	NET ASSET	MARKET	EX-U.S. BMI ENERGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	−2.42%	−2.22%	−1.77%	N/A	N/A	N/A

ONE YEAR	−4.20%	−4.42%	−3.42%	−4.20%	−4.42%	−3.42%

THREE YEARS	1.86%	1.75%	5.17%	0.62%	0.58%	1.69%

SINCE INCEPTION (1)	−11.71%	−11.84%	−7.11%	−2.61%	−2.64%	−1.55%

(1)	For the period July 16, 2008 to March 31, 2013.

SPDR S&P International Energy Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Energy	Energy Sector
	Sector ETF	Index
	10000.00	10000.00
7/16/2008	9937.00	9918.00
8/31/2008	9760.00	9686.00
9/30/2008	7972.00	7830.00
10/1/2008	6535.00	6403.00
11/2/2008	6353.00	6197.00
12/3/2008	6234.00	6138.00
1/9/2009	5961.00	5862.00
2/9/2009	5634.00	5541.00
3/31/2009	5993.00	5924.00
4/30/2009	6519.00	6497.00
5/31/2009	7785.00	7778.00
6/30/2009	7317.00	7352.00
7/9/2009	7622.00	7681.00
8/31/2009	7860.00	7945.00
9/30/2009	8377.00	8449.00
10/31/2009	8404.00	8509.00
11/30/2009	8598.00	8701.00
12/31/2009	8859.00	8995.00
1/31/2010	8276.00	8431.00
2/28/2010	8163.00	8310.00
3/31/2010	8668.00	8832.00
4/30/2010	8645.00	8833.00
5/31/2010	7563.00	7702.00
6/30/2010	7021.00	7139.00
7/31/2010	7784.00	7952.00
8/31/2010	7454.00	7624.00
9/30/2010	8278.00	8503.00
10/31/2010	8613.00	8860.00
11/30/2010	8316.00	8620.00
12/31/2010	9292.00	9655.00
1/31/2011	9743.00	10119.00
2/28/2011	10301.00	10690.00
3/31/2011	10272.00	10688.00
4/30/2011	10640.00	11084.00
5/31/2011	10132.00	10577.00
6/30/2011	9807.00	10212.00
7/31/2011	9735.00	10197.00
8/31/2011	8817.00	9221.00
9/30/2011	7770.00	8068.00
10/31/2011	9084.00	9482.00
11/30/2011	8887.00	9268.00
12/31/2011	8876.00	9246.00
1/31/2012	9183.00	9589.00
2/29/2012	9745.00	10175.00
3/31/2012	9216.00	9618.00
4/30/2012	9179.00	9568.00
5/31/2012	7909.00	8251.00
6/30/2012	8344.00	8673.00
7/31/2012	8564.00	8918.00
8/31/2012	8950.00	9317.00
9/30/2012	9049.00	9456.00
10/31/2012	8970.00	9382.00
11/30/2012	8836.00	9253.00
12/31/2012	8926.00	9361.00
1/31/2013	9249.00	9710.00
2/28/2013	8869.00	9311.00
3/31/2013	8829.00	9289.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Energy Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

		ROYAL DUTCH SHELL		ROYAL DUTCH
DESCRIPTION	BP PLC	PLC (CLASS A)	TOTAL SA	SHELL PLC (CLASS B)	ENI SPA

MARKET VALUE	$1,118,252	1,050,524	950,285	737,086	504,163

% OF NET ASSETS	10.2	9.6	8.7	6.7	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	90.2%
Energy Equipment & Services	9.2
Short Term Investments	6.6
Other Assets & Liabilities	(6.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Financial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Financial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	FINANCIALS SECTOR	NET ASSET	MARKET	FINANCIALS SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	15.11%	15.70%	15.93%	N/A	N/A	N/A

ONE YEAR	17.38%	17.73%	18.94%	17.38%	17.73%	18.94%

THREE YEARS	8.53%	9.07%	12.53%	2.77%	2.94%	4.01%

SINCE INCEPTION (1)	−5.31%	−4.88%	−2.29%	−1.15%	−1.06%	−0.49%

(1)	For the period July 16, 2008 to March 31, 2013.

SPDR S&P International Financial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Financial	Financials Sector
	Sector ETF	Index
	10000.00	10000.00
7/16/2008	10608.00	10703.00
8/31/2008	9988.00	10146.00
9/30/2008	8797.00	8960.00
10/1/2008	6409.00	6466.00
11/2/2008	5791.00	5875.00
12/3/2008	6129.00	6097.00
1/9/2009	5292.00	5311.00
2/9/2009	4443.00	4446.00
3/31/2009	5057.00	4998.00
4/30/2009	6233.00	6126.00
5/31/2009	7169.00	7066.00
6/30/2009	7121.00	7030.00
7/9/2009	7981.00	7909.00
8/31/2009	8728.00	8581.00
9/30/2009	9004.00	8939.00
10/31/2009	8675.00	8620.00
11/30/2009	8747.00	8675.00
12/31/2009	8671.00	8599.00
1/31/2010	8137.00	8089.00
2/28/2010	8175.00	8102.00
3/31/2010	8725.00	8684.00
4/30/2010	8581.00	8551.00
5/31/2010	7480.00	7440.00
6/30/2010	7318.00	7306.00
7/31/2010	8293.00	8291.00
8/31/2010	7827.00	7855.00
9/30/2010	8499.00	8528.00
10/31/2010	8742.00	8749.00
11/30/2010	8070.00	8107.00
12/31/2010	8725.00	8808.00
1/31/2011	9156.00	9204.00
2/28/2011	9534.00	9566.00
3/31/2011	9197.00	9270.00
4/30/2011	9678.00	9770.00
5/31/2011	9272.00	9381.00
6/30/2011	9073.00	9208.00
7/31/2011	8716.00	8896.00
8/31/2011	7856.00	8012.00
9/30/2011	6970.00	7112.00
10/31/2011	7687.00	7807.00
11/30/2011	7042.00	7185.00
12/31/2011	6982.00	7108.00
1/31/2012	7601.00	7747.00
2/29/2012	8138.00	8262.00
3/31/2012	8069.00	8215.00
4/30/2012	7844.00	7981.00
5/31/2012	6810.00	6967.00
6/30/2012	7450.00	7615.00
7/31/2012	7543.00	7707.00
8/31/2012	7836.00	8019.00
9/30/2012	8226.00	8428.00
10/31/2012	8428.00	8641.00
11/30/2012	8656.00	8864.00
12/31/2012	9059.00	9270.00
1/31/2013	9659.00	9881.00
2/28/2013	9531.00	9800.00
3/31/2013	9469.00	9771.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Financial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

	HSBC	COMMONWEALTH	WESTPAC BANKING	ROYAL BANK	MITSUBISHI ESTATE
DESCRIPTION	HOLDINGS PLC	BANK OF AUSTRALIA	CORP.	OF CANADA	CO., LTD.

MARKET VALUE	$408,721	235,968	208,479	198,548	193,278

% OF NET ASSETS	5.2	3.0	2.6	2.5	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	51.7%
Insurance	19.6
Real Estate Management & Development	9.9
Capital Markets	8.7
Real Estate Investment Trusts	4.1
Diversified Financial Services	3.9
Consumer Finance	1.3
Short Term Investments	5.2
Other Assets & Liabilities	(4.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Health Care Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Health Care Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI HEALTH	NET ASSET	MARKET	EX-U.S. BMI HEALTH
	VALUE	VALUE	CARE SECTOR INDEX	VALUE	VALUE	CARE SECTOR INDEX

SIX MONTHS	13.81%	13.75%	14.80%	N/A	N/A	N/A

ONE YEAR	24.89%	24.81%	26.20%	24.89%	24.81%	26.20%

THREE YEARS	44.21%	43.86%	48.78%	12.98%	12.89%	14.16%

SINCE INCEPTION (1)	41.06%	41.33%	48.77%	7.58%	7.62%	8.81%

(1)	For the period July 16, 2008 to March 31, 2013.

SPDR S&P International Health Care Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Health	Ex-U.S. BMI
	Care Sector	Health Care
	ETF	Sector Index
	10000.00	10000.00
7/16/2008	10163.00	10204.00
8/31/2008	10042.00	10044.00
9/30/2008	9103.00	9082.00
10/1/2008	8048.00	8070.00
11/2/2008	7602.00	7615.00
12/3/2008	8235.00	8237.00
1/9/2009	7708.00	7708.00
2/9/2009	6852.00	6852.00
3/9/2009	7028.00	7099.00
4/30/2009	7216.00	7282.00
5/31/2009	7897.00	7978.00
6/30/2009	7972.00	8094.00
7/9/2009	8604.00	8741.00
8/31/2009	8948.00	9086.00
9/30/2009	9356.00	9532.00
10/31/2009	9267.00	9475.00
11/30/2009	9605.00	9798.00
12/31/2009	9741.00	9945.00
1/31/2010	9557.00	9766.00
2/28/2010	9557.00	9783.00
3/31/2010	9781.00	9998.00
4/30/2010	9462.00	9685.00
5/31/2010	8606.00	8835.00
6/30/2010	8909.00	9100.00
7/31/2010	9151.00	9301.00
8/31/2010	9268.00	9512.00
9/30/2010	9891.00	10223.00
10/31/2010	10075.00	10418.00
11/30/2010	9652.00	9966.00
12/31/2010	10222.00	10581.00
1/31/2011	10269.00	10633.00
2/28/2011	10569.00	10941.00
3/31/2011	10529.00	10902.00
4/30/2011	11311.00	11717.00
5/31/2011	11607.00	12029.00
6/30/2011	11347.00	11774.00
7/31/2011	11508.00	11969.00
8/31/2011	10777.00	11193.00
9/30/2011	10157.00	10573.00
10/31/2011	10563.00	11028.00
11/30/2011	10332.00	10758.00
12/31/2011	10679.00	11126.00
1/31/2012	10804.00	11258.00
2/29/2012	11153.00	11633.00
3/31/2012	11294.00	11787.00
4/30/2012	11471.00	11957.00
5/31/2012	10635.00	11082.00
6/30/2012	11384.00	11880.00
7/31/2012	11788.00	12293.00
8/31/2012	11944.00	12468.00
9/30/2012	12395.00	12960.00
10/31/2012	12341.00	12919.00
11/30/2012	12446.00	13025.00
12/31/2012	12573.00	13157.00
1/31/2013	13389.00	14055.00
2/28/2013	13539.00	14254.00
3/31/2013	14106.00	14877.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Health Care Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

DESCRIPTION	NOVARTIS AG	ROCHE HOLDING AG	SANOFI	GLAXOSMITHKLINE PLC	BAYER AG

MARKET VALUE	$3,883,530	3,417,162	2,465,062	2,344,009	1,721,502

% OF NET ASSETS	11.5	10.2	7.3	7.0	5.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	74.6%
Health Care Equipment & Supplies	9.9
Health Care Providers & Services	7.3
Biotechnology	6.6
Chemicals	0.4
Life Sciences Tools & Services	0.3
Health Care Technology	0.0
Short Term Investments	1.0
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Industrial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Industrial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI INDUSTRIAL	NET ASSET	MARKET	EX-U.S. BMI INDUSTRIAL
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	14.20%	15.14%	13.75%	N/A	N/A	N/A

ONE YEAR	10.17%	10.30%	9.52%	10.17%	10.30%	9.52%

THREE YEARS	19.18%	19.37%	23.32%	6.02%	6.08%	7.24%

SINCE INCEPTION (1)	12.14%	12.69%	14.30%	2.46%	2.57%	2.88%

(1)	For the period July 16, 2008 to March 31, 2013.

SPDR S&P International Industrial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Industrial	Industrial Sector
	Sector ETF	Index
	10000.00	10000.00
7/16/2008	10237.00	10271.00
8/31/2008	9847.00	9763.00
9/30/2008	8051.00	8028.00
10/1/2008	6121.00	5996.00
11/2/2008	6008.00	5836.00
12/3/2008	6505.00	6396.00
1/9/2009	5857.00	5783.00
2/9/2009	5276.00	5155.00
3/31/2009	5622.00	5534.00
4/30/2009	6534.00	6469.00
5/31/2009	7261.00	7186.00
6/30/2009	7228.00	7141.00
7/9/2009	7830.00	7756.00
8/31/2009	8331.00	8215.00
9/30/2009	8723.00	8600.00
10/31/2009	8517.00	8374.00
11/30/2009	8708.00	8507.00
12/31/2009	8907.00	8739.00
1/31/2010	8746.00	8567.00
2/28/2010	8708.00	8565.00
3/31/2010	9410.00	9269.00
4/30/2010	9451.00	9351.00
5/31/2010	8458.00	8338.00
6/30/2010	8391.00	8286.00
7/31/2010	9079.00	8983.00
8/31/2010	8687.00	8614.00
9/30/2010	9764.00	9710.00
10/31/2010	10080.00	10055.00
11/30/2010	9916.00	9844.00
12/31/2010	10802.00	10802.00
1/31/2011	11027.00	11063.00
2/28/2011	11214.00	11181.00
3/31/2011	11329.00	11374.00
4/30/2011	11823.00	11942.00
5/31/2011	11425.00	11526.00
6/30/2011	11290.00	11444.00
7/31/2011	11034.00	11215.00
8/31/2011	9888.00	10063.00
9/30/2011	8727.00	8856.00
10/31/2011	9605.00	9725.00
11/30/2011	9135.00	9258.00
12/31/2011	9113.00	9202.00
1/31/2012	9804.00	9968.00
2/29/2012	10299.00	10533.00
3/31/2012	10180.00	10436.00
4/30/2012	10007.00	10221.00
5/31/2012	8933.00	9109.00
6/30/2012	9258.00	9478.00
7/31/2012	9426.00	9578.00
8/31/2012	9558.00	9740.00
9/30/2012	9820.00	10048.00
10/31/2012	9907.00	10102.00
11/30/2012	10166.00	10352.00
12/31/2012	10583.00	10807.00
1/31/2013	11033.00	11228.00
2/28/2013	11150.00	11352.00
3/31/2013	11214.00	11430.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Industrial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

					SCHNEIDER
			ROLLS-ROYCE	CANADIAN NATIONAL	ELECTRIC
DESCRIPTION	SIEMENS AG	ABB, LTD.	HOLDINGS PLC	RAILWAY CO.	SA

MARKET VALUE	$463,011	289,853	239,155	227,425	206,772

% OF NET ASSETS	4.2	2.6	2.2	2.1	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	22.0%
Industrial Conglomerates	11.4
Trading Companies & Distributors	9.3
Road & Rail	8.9
Electrical Equipment	8.3
Construction & Engineering	6.5
Commercial Services & Supplies	6.0
Aerospace & Defense	6.0
Professional Services	5.4
Building Products	4.4
Transportation Infrastructure	3.1
Air Freight & Logistics	2.7
Marine	2.6
Airlines	1.9
Food Products	0.4
Short Term Investments	3.3
Other Assets & Liabilities	(2.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Materials Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Materials Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI MATERIALS	NET ASSET	MARKET	EX-U.S. BMI MATERIALS
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	−1.00%	−0.79%	−1.38%	N/A	N/A	N/A

ONE YEAR	−7.02%	−7.35%	−6.32%	−7.02%	−7.35%	−6.32%

THREE YEARS	−6.96%	−6.77%	−2.89%	−2.38%	−2.31%	−0.97%

SINCE INCEPTION (1)	−20.64%	−20.86%	−13.24%	−4.79%	−4.85%	−2.97%

(1)	For the period July 16, 2008 to March 31, 2013.

SPDR S&P International Materials Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Material	Materials Sector
	Sector ETF	Index
	10000.00	10000.00
7/16/2008	9968.00	9987.00
8/31/2008	9185.00	9147.00
9/30/2008	6856.00	6920.00
10/1/2008	4931.00	4926.00
11/2/2008	4711.00	4686.00
12/3/2008	5116.00	5124.00
1/9/2009	4662.00	4709.00
2/9/2009	4375.00	4415.00
3/31/2009	4839.00	4945.00
4/30/2009	5455.00	5618.00
5/31/2009	6478.00	6667.00
6/30/2009	6254.00	6428.00
7/9/2009	6978.00	7193.00
8/31/2009	7105.00	7355.00
9/30/2009	7465.00	7760.00
10/31/2009	7406.00	7699.00
11/30/2009	8090.00	8425.00
12/31/2009	8325.00	8686.00
1/31/2010	7639.00	7968.00
2/28/2010	7778.00	8138.00
3/31/2010	8528.00	8934.00
4/30/2010	8340.00	8839.00
5/31/2010	7399.00	7851.00
6/30/2010	7174.00	7686.00
7/31/2010	7815.00	8343.00
8/31/2010	7651.00	8232.00
9/30/2010	8624.00	9264.00
10/31/2010	9089.00	9778.00
11/30/2010	9036.00	9757.00
12/31/2010	10085.00	10883.00
1/31/2011	9796.00	10575.00
2/28/2011	10288.00	11049.00
3/31/2011	10277.00	11168.00
4/30/2011	10782.00	11768.00
5/31/2011	10287.00	11244.00
6/30/2011	10228.00	11106.00
7/31/2011	10063.00	11005.00
8/31/2011	9167.00	10067.00
9/30/2011	7578.00	8260.00
10/31/2011	8594.00	9349.00
11/30/2011	8186.00	8888.00
12/31/2011	7781.00	8445.00
1/31/2012	8625.00	9400.00
2/29/2012	8940.00	9755.00
3/31/2012	8537.00	9261.00
4/30/2012	8392.00	9079.00
5/31/2012	7158.00	7767.00
6/30/2012	7443.00	8053.00
7/31/2012	7389.00	8037.00
8/31/2012	7497.00	8198.00
9/30/2012	8016.00	8797.00
10/31/2012	8100.00	8821.00
11/30/2012	8085.00	8800.00
12/31/2012	8504.00	9213.00
1/31/2013	8627.00	9331.00
2/28/2013	8316.00	9037.00
3/31/2013	7936.00	8676.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Materials Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

DESCRIPTION	BHP BILLITON LTD.	BASF SE	BHP BILLITON PLC	RIO TINTO PLC	AIR LIQUIDE SA

MARKET VALUE	$675,701	486,987	385,375	380,047	270,798

% OF NET ASSETS	7.3	5.3	4.2	4.1	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	52.1%
Chemicals	38.8
Construction Materials	6.1
Paper & Forest Products	1.8
Containers & Packaging	0.6
Short Term Investments	5.1
Other Assets & Liabilities	(4.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for China Sandi Holdings, Ltd., which was Level 2 and part of the Paper & Forest Products industry, representing 0.01% of net assets, China Mining Resources Group, Ltd., which was Level 3 and part of the Metals & Mining industry, representing 0.02% of net assets and Tessenderlo Chemie NV, which was Level 2 and part of the Chemicals industry, representing 0.00% of net assets. (Note 2)

SPDR S&P International Technology Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Technology Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			INFORMATION			INFORMATION
	NET ASSET	MARKET	TECHNOLOGY	NET ASSET	MARKET	TECHNOLOGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	14.07%	14.49%	13.80%	N/A	N/A	N/A

ONE YEAR	5.07%	5.35%	6.31%	5.07%	5.35%	6.31%

THREE YEARS	7.95%	7.88%	10.67%	2.58%	2.56%	3.44%

SINCE INCEPTION (1)	5.40%	5.61%	7.78%	1.12%	1.17%	1.60%

(1)	For the period July 16, 2008 to March 31, 2013.

SPDR S&P International Technology Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Technology	Information Technology
	Sector ETF	Sector Index
	10000.00	10000.00
7/16/2008	10238.00	10224.00
8/31/2008	9838.00	9824.00
9/30/2008	8019.00	8021.00
10/1/2008	6327.00	6322.00
11/2/2008	5895.00	5880.00
12/3/2008	6275.00	6274.00
1/9/2009	5996.00	5988.00
2/9/2009	5349.00	5310.00
3/31/2009	6000.00	5937.00
4/30/2009	6919.00	6870.00
5/31/2009	7454.00	7445.00
6/30/2009	7544.00	7508.00
7/9/2009	8281.00	8183.00
8/31/2009	8572.00	8532.00
9/30/2009	8967.00	8933.00
10/31/2009	8474.00	8482.00
11/30/2009	8434.00	8425.00
12/31/2009	8933.00	8882.00
1/31/2010	9006.00	8956.00
2/28/2010	8867.00	8866.00
3/31/2010	9763.00	9739.00
4/30/2010	9954.00	9961.00
5/31/2010	8713.00	8736.00
6/30/2010	8406.00	8470.00
7/31/2010	8951.00	8975.00
8/31/2010	8244.00	8297.00
9/30/2010	9133.00	9163.00
10/31/2010	9351.00	9393.00
11/30/2010	9310.00	9349.00
12/31/2010	10327.00	10303.00
1/31/2011	10583.00	10585.00
2/28/2011	10761.00	10729.00
3/31/2011	10382.00	10412.00
4/30/2011	10653.00	10732.00
5/31/2011	10308.00	10365.00
6/30/2011	9996.00	10025.00
7/31/2011	9715.00	9871.00
8/31/2011	8881.00	9045.00
9/30/2011	8244.00	8379.00
10/31/2011	9147.00	9289.00
11/30/2011	8874.00	8930.00
12/31/2011	8621.00	8721.00
1/31/2012	9053.00	9202.00
2/29/2012	9723.00	9865.00
3/31/2012	10029.00	10138.00
4/30/2012	9837.00	10025.00
5/31/2012	8531.00	8705.00
6/30/2012	8825.00	9012.00
7/31/2012	8903.00	9146.00
8/31/2012	8897.00	9110.00
9/30/2012	9240.00	9470.00
10/31/2012	9278.00	9455.00
11/30/2012	9756.00	9913.00
12/31/2012	10159.00	10344.00
1/31/2013	10370.00	10530.00
2/28/2013	10541.00	10726.00
3/31/2013	10540.00	10778.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Technology Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

	SAMSUNG ELECTRONICS			TELEFONAKTIEBOLAGET
DESCRIPTION	CO., LTD. GDR	SAP AG	CANON, INC.	LM ERICSSON (CLASS B)	HITACHI, LTD.

MARKET VALUE	$3,168,814	1,305,688	787,367	699,829	436,323

% OF NET ASSETS	19.2	7.9	4.8	4.2	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Semiconductors & Semiconductor Equipment	31.1%
Electronic Equipment, Instruments & Components	20.7
Software	14.9
IT Services	7.7
Communications Equipment	7.5
Office Electronics	6.6
Computers & Peripherals	5.9
Internet Software & Services	4.5
Short Term Investments	3.2
Other Assets & Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Telecommunications Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Telecommunications Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	TELECOMMUNICATION	NET ASSET	MARKET	TELECOMMUNICATION
	VALUE	VALUE	SERVICES SECTOR INDEX	VALUE	VALUE	SERVICES SECTOR INDEX

SIX MONTHS	2.04%	2.51%	3.14%	N/A	N/A	N/A

ONE YEAR	6.95%	7.02%	9.07%	6.95%	7.02%	9.07%

THREE YEARS	17.78%	18.40%	21.96%	5.61%	5.79%	6.84%

SINCE INCEPTION (1)	6.87%	7.48%	11.99%	1.42%	1.54%	2.44%

(1)	For the period July 16, 2008 to March 31, 2013.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Telecommunications	Telecommunication Services
	Sector ETF	Sector Index
	10000.00	10000.00
7/16/2008	9771.00	9788.00
8/31/2008	9437.00	9466.00
9/30/2008	8455.00	8456.00
10/1/2008	7129.00	7133.00
11/2/2008	7423.00	7451.00
12/3/2008	8061.00	8094.00
1/9/2009	7185.00	7195.00
2/9/2009	6770.00	6795.00
3/31/2009	6831.00	6871.00
4/30/2009	6951.00	7014.00
5/31/2009	7642.00	7711.00
6/30/2009	7796.00	7882.00
7/9/2009	8460.00	8553.00
8/31/2009	8779.00	8884.00
9/30/2009	9189.00	9302.00
10/31/2009	9111.00	9230.00
11/30/2009	9454.00	9572.00
12/31/2009	9349.00	9484.00
1/31/2010	8873.00	8978.00
2/28/2010	8783.00	8887.00
3/31/2010	9074.00	9181.00
4/30/2010	8842.00	8943.00
5/31/2010	8109.00	8189.00
6/30/2010	8303.00	8415.00
7/31/2010	9263.00	9400.00
8/31/2010	9328.00	9464.00
9/30/2010	9932.00	10096.00
10/31/2010	10525.00	10702.00
11/30/2010	9724.00	9900.00
12/31/2010	10115.00	10313.00
1/31/2011	10537.00	10762.00
2/28/2011	10851.00	11067.00
3/31/2011	10921.00	11156.00
4/30/2011	11409.00	11667.00
5/31/2011	11099.00	11395.00
6/30/2011	11016.00	11309.00
7/31/2011	11046.00	11356.00
8/31/2011	10356.00	10637.00
9/30/2011	9767.00	10003.00
10/31/2011	10518.00	10788.00
11/30/2011	10177.00	10441.00
12/31/2011	9990.00	10250.00
1/31/2012	9814.00	10070.00
2/29/2012	10038.00	10314.00
3/31/2012	9992.00	10268.00
4/30/2012	9756.00	10015.00
5/31/2012	9035.00	9292.00
6/30/2012	9909.00	10229.00
7/31/2012	9972.00	10298.00
8/31/2012	10319.00	10670.00
9/30/2012	10473.00	10859.00
10/31/2012	10046.00	10433.00
11/30/2012	10102.00	10523.00
12/31/2012	10102.00	10540.00
1/31/2013	10629.00	11109.00
2/28/2013	10157.00	10629.00
3/31/2013	10687.00	11199.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Telecommunications Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

DESCRIPTION	VODAFONE GROUP PLC	TELEFONICA SA	SOFTBANK CORP.	BT GROUP PLC	DEUTSCHE TELEKOM AG

MARKET VALUE	$6,610,549	2,708,925	1,965,740	1,586,780	1,506,643

% OF NET ASSETS	21.2	8.7	6.3	5.1	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	56.9%
Wireless Telecommunication Services	42.1
Media	0.5
Short Term Investments	2.8
Other Assets & Liabilities	(2.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Utilities Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Utilities Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2013 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI UTILITLES	NET ASSET	MARKET	EX-U.S. BMI UTILITLES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	0.29%	0.46%	0.68%	N/A	N/A	N/A

ONE YEAR	−1.65%	−1.66%	−0.17%	−1.65%	−1.66%	−0.17%

THREE YEARS	−14.74%	−14.47%	−12.59%	−5.18%	−5.08%	−4.39%

SINCE INCEPTION (1)	−33.05%	−32.73%	−30.71%	−8.17%	−8.07%	−7.50%

(1)	For the period July 16, 2008 to March 31, 2013.

SPDR S&P International Utilities Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Utililies	Utilities Sector
	Sector ETF	Index
	10000.00	10000.00
7/16/2008	10214.00	10188.00
8/31/2008	9762.00	9715.00
9/30/2008	8613.00	8555.00
10/1/2008	7312.00	7257.00
11/2/2008	7146.00	7086.00
12/3/2008	7771.00	7738.00
1/9/2009	7027.00	7001.00
2/9/2009	6253.00	6216.00
3/31/2009	6173.00	6149.00
4/30/2009	6630.00	6572.00
5/31/2009	7249.00	7231.00
6/30/2009	7148.00	7128.00
7/9/2009	7405.00	7403.00
8/31/2009	7891.00	7890.00
9/30/2009	8186.00	8201.00
10/31/2009	7747.00	7781.00
11/30/2009	8060.00	8091.00
12/31/2009	8190.00	8217.00
1/31/2010	7739.00	7803.00
2/28/2010	7635.00	7701.00
3/31/2010	7851.00	7929.00
4/30/2010	7569.00	7652.00
5/31/2010	6868.00	6927.00
6/30/2010	6832.00	6895.00
7/31/2010	7416.00	7487.00
8/31/2010	7339.00	7409.00
9/30/2010	7637.00	7720.00
10/31/2010	8049.00	8138.00
11/30/2010	7384.00	7479.00
12/31/2010	7834.00	7944.00
1/31/2011	8142.00	8241.00
2/28/2011	8344.00	8433.00
3/31/2011	7896.00	7990.00
4/30/2011	8303.00	8398.00
5/31/2011	7813.00	7936.00
6/30/2011	7873.00	7991.00
7/31/2011	7569.00	7691.00
8/31/2011	7076.00	7186.00
9/30/2011	6762.00	6850.00
10/31/2011	6933.00	7038.00
11/30/2011	6750.00	6857.00
12/31/2011	6507.00	6630.00
1/31/2012	6582.00	6698.00
2/29/2012	6826.00	6949.00
3/31/2012	6808.00	6943.00
4/30/2012	6590.00	6730.00
5/31/2012	5987.00	6115.00
6/30/2012	6496.00	6649.00
7/31/2012	6140.00	6314.00
8/31/2012	6423.00	6613.00
9/30/2012	6676.00	6882.00
10/31/2012	6672.00	6881.00
11/30/2012	6582.00	6790.00
12/31/2012	6766.00	6993.00
1/31/2013	6795.00	7023.00
2/28/2013	6585.00	6807.00
3/31/2013	6695.00	6929.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Utilities Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2013

					SCOTTISH & SOUTHERN
DESCRIPTION	NATIONAL GRID PLC	E.ON AG	GDF SUEZ	CENTRICA PLC	ENERGY PLC

MARKET VALUE	$2,234,412	1,874,290	1,596,457	1,591,515	1,164,164

% OF NET ASSETS	8.3	7.0	5.9	5.9	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2013*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	38.6%
Multi-Utilities	37.8
Gas Utilities	14.9
Independent Power Producers & Energy Traders	4.7
Water Utilities	3.6
Short Term Investments	1.4
Other Assets & Liabilities	(1.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
BELGIUM — 2.0%
Ageas VVPR Strip (a)(b)	1,664	$0
Anheuser-Busch InBev NV	11,106	1,101,678

		1,101,678

FRANCE — 10.9%
Air Liquide SA	4,658	566,911
BNP Paribas	15,802	812,465
LVMH Moet Hennessy Louis Vuitton SA	3,982	684,669
Sanofi	17,990	1,831,212
Schneider Electric SA	8,177	598,505
Total SA	33,151	1,590,171

		6,083,933

GERMANY — 14.7%
Allianz SE	6,755	919,020
BASF SE	13,723	1,203,914
Bayer AG	12,347	1,275,834
Daimler AG	14,678	800,004
Deutsche Bank AG	13,876	541,939
Deutsche Telekom AG	44,390	470,032
E.ON AG	29,815	521,447
SAP AG	13,802	1,107,696
Siemens AG	12,419	1,340,046

		8,179,932

ITALY — 1.6%
ENI SpA	39,958	899,465

NETHERLANDS — 2.5%
ING Groep NV (a)	57,541	409,120
Unilever NV	23,490	963,874

		1,372,994

SPAIN — 4.6%
Banco Bilbao Vizcaya Argentaria SA	81,188	705,066
Banco Santander SA	154,112	1,037,366
Telefonica SA	59,433	800,575

		2,543,007

SWEDEN — 1.9%
Hennes & Mauritz AB (Class B)	14,053	503,591
Telefonaktiebolaget LM Ericsson (Class B)	45,345	566,289

		1,069,880

SWITZERLAND — 21.0%
ABB, Ltd. (a)	34,690	784,321
Compagnie Financiere Richemont SA	7,778	611,923
Nestle SA	48,134	3,489,518
Novartis AG	40,395	2,877,283
Roche Holding AG	10,487	2,447,465
UBS AG (a)	53,519	822,326
Zurich Insurance Group AG (a)	2,189	610,733

		11,643,569

UNITED KINGDOM — 40.1%
Anglo American PLC	20,941	538,020
AstraZeneca PLC	18,658	934,790
Barclays PLC	169,381	748,828
BG Group PLC	50,571	866,954
BHP Billiton PLC	31,899	927,570
BP PLC	283,144	1,977,295
British American Tobacco PLC	30,224	1,618,669
Diageo PLC	37,347	1,176,724
GlaxoSmithKline PLC	72,940	1,703,978
HSBC Holdings PLC	274,716	2,930,428
Imperial Tobacco Group PLC	14,719	513,828
National Grid PLC	56,144	652,177
Reckitt Benckiser Group PLC	9,774	700,214
Rio Tinto PLC	18,733	877,532
Royal Dutch Shell PLC (Class A)	55,805	1,805,094
Standard Chartered PLC	29,339	758,906
Tesco PLC	113,502	657,591
Unilever PLC	19,560	826,873
Vodafone Group PLC	738,593	2,092,751

		22,308,222

TOTAL COMMON STOCKS —
(Cost $60,617,183)		55,202,680

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund 0.13% (d)(e) (Cost $3,986)	3,986	3,986

TOTAL INVESTMENTS — 99.3%
(Cost $60,621,169)		55,206,666
OTHER ASSETS & LIABILITIES — 0.7%		381,590

NET ASSETS — 100.0%		$55,588,256

(a)	Non-income producing security.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BELGIUM — 3.6%
Ageas VVPR Strip (a)(b)	6,468	$0
Anheuser-Busch InBev NV	667,075	66,171,617

		66,171,617

FRANCE — 35.6%
Air Liquide SA	280,402	34,126,866
AXA SA	1,830,778	31,525,578
BNP Paribas	949,020	48,794,180
Carrefour SA	533,339	14,625,190
Compagnie de Saint-Gobain	398,665	14,804,883
Danone	532,124	37,089,526
Essilor International SA	191,025	21,279,347
France Telecom SA	1,735,515	17,583,445
GDF Suez	1,276,259	24,615,425
L’Oreal SA	213,799	33,960,491
LVMH Moet Hennessy Louis Vuitton SA	239,661	41,207,526
Sanofi	1,080,824	110,017,667
Schneider Electric SA	492,187	36,024,967
Societe Generale (a)	696,042	22,907,761
Total SA	1,991,586	95,531,457
Unibail-Rodamco SE	85,103	19,856,303
Vinci SA	454,110	20,493,834
Vivendi SA	1,127,683	23,335,437

		647,779,883

GERMANY — 32.2%
Allianz SE	405,701	55,195,749
BASF SE	824,331	72,318,279
Bayer AG	741,663	76,637,126
Bayerische Motoren Werke AG	288,305	24,918,986
Daimler AG	881,511	48,045,517
Deutsche Bank AG	835,248	32,621,345
Deutsche Telekom AG	2,671,974	28,292,684
E.ON AG	1,794,648	31,387,374
Muenchener Rueckversicherungs- Gesellschaft AG	144,380	27,049,605
RWE AG	438,921	16,387,197
SAP AG	829,013	66,533,436
Siemens AG	746,051	80,501,037
Volkswagen AG Preference Shares	129,018	25,679,147

		585,567,482

IRELAND — 0.8%
CRH PLC	650,645	14,387,185

ITALY — 7.2%
Assicurazioni Generali SpA	1,198,284	18,680,007
Enel SpA	5,715,658	18,686,296
ENI SpA	2,399,889	54,022,125
Intesa Sanpaolo SpA	12,529,065	18,373,139
UniCredit SpA (a)	4,847,123	20,726,543

		130,488,110

LUXEMBOURG — 0.6%
APERAM	1	12
ArcelorMittal	905,895	11,690,754

		11,690,766

NETHERLANDS — 8.2%
ASML Holding NV	320,069	21,565,189
European Aeronautic Defence and Space Co. NV	426,306	21,732,543
ING Groep NV (a)	3,463,573	24,626,203
Koninklijke Philips Electronics NV	815,502	24,174,278
Unilever NV	1,410,864	57,892,535

		149,990,748

SPAIN — 11.7%
Banco Bilbao Vizcaya Argentaria SA	4,886,920	42,439,788
Banco Santander SA	9,256,753	62,309,503
Iberdrola SA	4,516,314	21,069,204
Industria de Diseno Textil SA	190,124	25,243,878
Repsol YPF SA	713,467	14,521,175
Telefonica SA	3,569,365	48,080,065

		213,663,613

TOTAL COMMON STOCKS —
(Cost $1,784,413,834)		1,819,739,404

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserve Fund 0.13% (d)(e) (Cost $35,531)	35,531	35,531

TOTAL INVESTMENTS — 99.9%
(Cost $1,784,449,365)		1,819,774,935
OTHER ASSETS & LIABILITIES — 0.1%		1,166,900

NET ASSETS — 100.0%		$1,820,941,835

(a)	Non-income producing security.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHINA — 27.2%
Agricultural Bank of China, Ltd. (a)	4,288,000	$2,054,886
Air China, Ltd.	1,597,414	1,419,896
Aluminum Corp. of China, Ltd. (a)(b)	1,606,304	618,713
Angang Steel Co., Ltd. (a)(b)	631,244	345,602
Anhui Conch Cement Co., Ltd. (a)	1,092,250	3,623,175
Baidu, Inc. ADR (a)(b)	70,932	6,220,736
Bank of China, Ltd.	15,618,466	7,243,207
Bank of Communications Co., Ltd. (a)	2,723,630	2,038,516
Brilliance China Automotive Holdings, Ltd. (b)	380,000	446,445
BYD Co., Ltd. (a)(b)	139,800	445,730
China Citic Bank Corp., Ltd. (a)	2,597,341	1,559,211
China Coal Energy Co., Ltd (a)	1,015,000	904,820
China Communications Construction Co., Ltd. (Class H) (a)	1,080,000	1,004,502
China Construction Bank Corp.	17,939,148	14,651,465
China COSCO Holdings Co., Ltd. (a)(b)	1,493,230	704,041
China Fangda Group Co., Ltd. (b)	126,000	44,474
China Life Insurance Co., Ltd.	2,162,708	5,599,947
China Longyuan Power Group Corp.	738,000	669,297
China Merchants Bank Co., Ltd.	1,383,380	2,929,768
China Merchants Property Development Co., Ltd.	506,184	1,563,679
China Minsheng Banking Corp., Ltd. (Class H) (a)	1,133,000	1,443,498
China National Building Material Co., Ltd. (a)	648,000	815,567
China Oilfield Services, Ltd.	424,557	889,296
China Pacific Insurance Group Co., Ltd.	249,800	822,192
China Petroleum & Chemical Corp.	5,905,174	6,952,946
China Railway Construction Corp. (Class H)	370,000	350,808
China Railway Group, Ltd.	1,067,000	542,940
China Shenhua Energy Co., Ltd.	1,217,040	4,421,239
China Shipping Container Lines Co., Ltd. (a)(b)	5,747,339	1,554,806
China Shipping Development Co., Ltd. (a)	949,215	460,995
China Telecom Corp., Ltd.	5,773,320	2,907,986
Ctrip.com International, Ltd. ADR (a)(b)	78,694	1,682,478
Dongfeng Motor Group Co., Ltd.	700,468	983,569
Focus Media Holding, Ltd. ADR (a)	39,245	1,052,158
Great Wall Motor Co., Ltd. (Class H) (a)	108,000	365,906
Guangzhou Automobile Group Co., Ltd. (a)	1,320,032	1,117,223
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	906,176	1,519,895
Hengan International Group Co., Ltd.	77,500	758,262
Huaneng Power International, Inc.	1,978,472	2,110,329
Huangshan Tourism Development Co., Ltd.	33,300	49,018
Industrial & Commercial Bank of China	13,905,138	9,744,604
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	318,005	1,825,667
Jiangsu Expressway Co., Ltd. (a)	1,888,299	1,890,087
Jiangsu Future Land Co., Ltd.	204,403	161,274
Jiangxi Copper Co., Ltd. (Class H)	859,578	1,897,956
Konka Group Co., Ltd.	293,800	97,269
Lao Feng Xiang Co., Ltd.	87,800	209,930
Livzon Pharmaceutical, Inc. Class B	14,700	72,907
Luthai Textile Co., Ltd.	82,900	81,697
Maanshan Iron & Steel (a)(b)	1,616,971	420,769
Mindray Medical International, Ltd. ADR	18,148	724,831
NetEase, Inc. ADR	54,594	2,990,113
New Oriental Education & Technology Group, Inc. ADR	22,036	396,648
PetroChina Co., Ltd.	6,277,208	8,231,980
PICC Property & Casualty Co., Ltd.	705,416	906,005
Ping An Insurance Group Co. of China, Ltd.	500,364	3,880,365
Semiconductor Manufacturing International Corp. (b)	12,178,837	721,695
SGSB Group Co., Ltd. (b)	125,600	58,906
Shandong Luoxin Pharmacy Stock Co., Ltd.	40,000	52,972
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	104,000	94,184
Shanghai Electric Group Co., Ltd. (a)	2,672,418	1,039,684
Shanghai Highly Group Co., Ltd.	177,400	103,424
Shenzhou International Group Holdings, Ltd.	26,000	73,184
Sina Corp. (b)	22,237	1,080,496
Sinopec Shanghai Petrochemical Co., Ltd.	1,973,252	866,816
Sinopharm Group Co.	76,800	247,833
Sohu.com, Inc. (a)(b)	6,269	311,005
Suntech Power Holdings Co., Ltd. ADR (a)(b)	46,271	18,046
Tencent Holdings, Ltd.	199,194	6,333,028
Tingyi Cayman Islands Holding Corp. (a)	952,383	2,484,429
Tong Ren Tang Technologies Co., Ltd.	18,000	61,332
Want Want China Holdings, Ltd.	1,683,000	2,580,008
Yanzhou Coal Mining Co., Ltd. (a)	1,086,882	1,464,550
Youku Tudou, Inc. ADR (a)(b)	2,116	35,485
Zhaojin Mining Industry Co., Ltd.	75,500	101,346
Zijin Mining Group Co., Ltd. (a)	2,412,685	795,666

		136,945,412

HONG KONG — 9.5%
Agile Property Holdings, Ltd. (a)	1,852,088	2,206,954
Beijing Enterprises Holdings, Ltd.	122,000	939,834
Belle International Holdings, Ltd.	654,000	1,086,820
C.banner International Holdings, Ltd.	276,000	119,109
Cecep Costin New Materials Group, Ltd.	223,000	93,076
Changshouhua Food Co., Ltd.	123,000	70,035
China Everbright International, Ltd.	178,000	127,722
China Haidian Holdings, Ltd.	690,000	71,999
China Leason CBM & Shale Gas Group Co., Ltd. (b)	1,440,000	60,289

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

China Mengniu Dairy Co., Ltd.	474,390	$1,362,794
China Merchants Holdings International Co., Ltd.	566,087	1,855,927
China Mobile, Ltd.	1,263,136	13,375,558
China Overseas Land & Investment, Ltd. (a)	1,469,084	4,049,957
China Resources Enterprise, Ltd.	578,746	1,714,770
China Resources Land, Ltd. (a)	501,355	1,401,506
China Resources Power Holdings Co., Ltd.	494,000	1,479,585
China Unicom (Hong Kong), Ltd. (a)	1,348,172	1,806,212
China Yurun Food Group, Ltd. (a)(b)	286,659	196,457
Citic Pacific, Ltd. (a)	321,000	416,827
CNOOC, Ltd.	3,887,249	7,471,386
COSCO Pacific, Ltd.	757,527	1,092,965
Evergrande Real Estate Group, Ltd. (a)	252,000	101,610
Geely Automobile Holdings, Ltd. (a)	100,000	48,566
GOME Electrical Appliances Holding, Ltd. (a)(b)	1,062,000	116,288
Huabao International Holdings, Ltd. (a)	203,000	88,128
Kingboard Chemical Holdings, Ltd.	158,500	451,244
Kunlun Energy Co., Ltd.	636,000	1,351,858
Lenovo Group, Ltd.	3,019,703	2,999,222
Lijun International Pharmaceutical Holding, Ltd.	256,000	78,159
Magic Holdings International, Ltd.	336,000	137,644
NVC Lighting Holdings, Ltd.	178,000	41,045
Prince Frog International Holdings, Ltd. (a)	133,000	68,533
Sino Biopharmaceutical	272,000	189,914
Sino-Ocean Land Holdings, Ltd.	1,234,866	744,485
Skyworth Digital Holdings, Ltd.	180,664	121,255
Sunac China Holdings, Ltd.	182,000	128,247
Sunny Optical Technology Group Co., Ltd.	58,000	66,946
TCL Multimedia Technology Holdings, Ltd.	82,000	63,592
Yingde Gases	77,000	85,802

		47,882,320

INDIA — 15.5%
Anant Raj, Ltd.	103,240	119,291
Apollo Hospitals Enterprise, Ltd.	170,240	2,627,679
Axis Bank, Ltd.	38,412	919,273
Bharat Heavy Electricals, Ltd.	344,214	1,120,991
Bharti Airtel, Ltd.	571,164	3,066,000
Cipla, Ltd.	279,583	1,953,480
DLF, Ltd.	112,519	485,892
Dr Reddy’s Laboratories, Ltd.	12,802	416,094
GAIL India, Ltd.	84,165	492,834
Godrej Industries, Ltd.	32,902	178,040
Gujarat Mineral Development Corp., Ltd.	77,528	238,219
HDFC Bank, Ltd.	464,373	5,343,066
Hero Motocorp, Ltd.	22,090	626,730
Hindalco Industries, Ltd.	193,486	326,096
Hindustan Unilever, Ltd.	502,611	4,318,201
Hindustan Zinc, Ltd.	592,703	1,322,813
Housing Development & Infrastructure, Ltd. (b)	18,691	15,888
Housing Development Finance Corp., Ltd.	263,663	4,008,308
ICICI Bank, Ltd.	199	3,827
ICICI Bank, Ltd. ADR	85,310	3,659,799
Idea Cellular, Ltd. (b)	778,255	1,630,970
IDFC, Ltd.	271,017	716,063
India Infoline, Ltd.	193,795	216,259
Indiabulls Financial Services, Ltd. (c)	155,648	778,383
Indiabulls Real Estate, Ltd. (b)	30,836	30,950
Indian Hotels Co., Ltd.	913,485	900,039
Indian Oil Corp., Ltd.	128,555	666,073
Infosys Technologies, Ltd. ADR (a)	136,279	7,346,801
ITC, Ltd. GDR (a)	419,652	2,389,499
IVRCL Infrastructures & Projects, Ltd. (b)	73,339	25,976
Jaiprakash Associates, Ltd.	36,926	44,467
Jindal Steel & Power, Ltd.	93,143	595,961
JSW Steel, Ltd.	25,509	315,565
Lanco Infratech, Ltd. (b)	344,116	65,214
Larsen & Toubro, Ltd. GDR (a)	36,196	908,520
Mahindra & Mahindra, Ltd.	169,415	2,684,768
NTPC, Ltd.	248,185	648,204
Oil & Natural Gas Corp., Ltd.	516,278	2,958,031
Reliance Capital, Ltd.	58,502	336,588
Reliance Communications, Ltd.	345,576	351,616
Reliance Industries, Ltd. GDR (d)	235,718	6,713,249
Reliance Infrastructure, Ltd.	114,187	681,655
Sesa Goa, Ltd.	107,260	306,880
Siemens India, Ltd.	117,796	1,189,122
State Bank of India	31,557	1,203,492
Steel Authority of India, Ltd.	359,837	414,127
Sterlite Industries India, Ltd.	277,430	478,292
Sun Pharmaceutical Industries, Ltd.	94,696	1,426,887
Suzlon Energy, Ltd. (b)	234,042	58,564
Tata Consultancy Services, Ltd.	141,305	4,096,805
Tata Motors, Ltd.	503,768	2,494,741
Tata Steel, Ltd.	60,031	345,551
Unitech, Ltd. (b)	229,426	99,411
United Spirits, Ltd.	18,879	659,688
Wipro, Ltd. ADR (a)	179,987	1,817,869
Zee Entertainment Enterprises, Ltd.	392,641	1,520,355

		78,359,156

INDONESIA — 6.7%
Ace Hardware Indonesia Tbk PT	3,433,000	293,223
Adaro Energy Tbk PT	4,524,500	609,940
Agis Tbk PT (b)	1,820,000	85,217
Agung Podomoro Land Tbk PT (b)	1,046,500	54,923
AKR Corporindo Tbk PT	192,500	99,048
Alam Sutera Realty Tbk PT	916,000	100,861
Astra International Tbk PT	4,943,700	4,019,062
Bank Central Asia Tbk PT	3,200,296	3,754,399
Bank Mandiri Tbk PT	2,089,905	2,150,661
Bank Rakyat Indonesia Persero Tbk PT	5,841,296	5,259,721
Bekasi Fajar Industrial Estate Tbk PT (b)	1,648,500	164,553
Bhakti Investama Tbk PT	4,009,500	206,303
Bumi Resources Tbk PT	5,664,964	402,246

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

BW Plantation Tbk PT	551,000	$75,413
Charoen Pokphand Indonesia Tbk PT	537,000	279,069
Ciputra Property Tbk PT	643,000	63,523
Ciputra Surya Tbk PT	653,000	188,155
Citra Marga Nusaphala Persada Tbk PT	439,500	82,767
Garda Tujuh Buana Tbk PT (b)	143,500	86,388
Garuda Indonesia Tbk PT (b)	5,038,000	336,990
Global Mediacom Tbk PT	514,000	122,979
Gudang Garam Tbk PT	143,000	720,334
Indocement Tunggal Prakarsa Tbk PT	497,425	1,192,694
Indomobil Sukses Internasional Tbk PT	108,000	61,127
Indosat Tbk PT	1,106,248	739,965
Indosiar Karya Media Tbk PT (b)	360,500	48,227
Intiland Development Tbk PT	1,817,000	108,450
Kalbe Farma Tbk PT	1,457,500	185,984
Kawasan Industri Jababeka Tbk PT (b)	9,095,500	280,798
Lippo Cikarang Tbk PT (b)	474,500	327,157
Lippo Karawaci Tbk PT	2,387,500	336,596
Matahari Putra Prima Tbk PT	657,000	123,050
Mayora Indah Tbk PT	91,500	255,174
Media Nusantara Citra Tbk PT	664,000	193,033
Metropolitan Land Tbk PT	3,006,500	185,634
Mitra Adiperkasa Tbk PT	120,000	112,375
MNC Sky Vision Tbk PT (b)	351,000	79,465
Modernland Realty Tbk PT (b)	4,115,000	427,697
Multistrada Arah Sarana Tbk PT	1,316,000	51,462
Pakuwon Jati Tbk PT	3,286,500	130,209
Pembangunan Perumahan Persero PT Tbk	863,500	106,632
Perusahaan Gas Negara Persero Tbk PT	4,833,640	2,959,625
Ramayana Lestari Sentosa Tbk PT	933,000	133,457
Selamat Sempurna Tbk PT	857,500	225,019
Semen Gresik Persero Tbk PT	802,500	1,461,719
Summarecon Agung Tbk PT	622,000	158,420
Surya Semesta Internusa Tbk PT	1,982,500	330,502
Telekomunikasi Indonesia Tbk PT	2,493,594	2,822,695
Tiga Pilar Sejahtera Food Tbk	1,313,500	173,016
Tower Bersama Infrastructure Tbk PT (b)	473,000	294,484
United Tractors Tbk PT	407,045	762,359
Wijaya Karya Persero Tbk PT	715,500	149,101
XL Axiata Tbk PT	156,500	84,551

		33,656,452

MALAYSIA — 6.3%
Aeon Credit Service M Bhd	64,400	270,786
AirAsia Bhd	96,300	88,012
Alliance Financial Group Bhd	1,722,110	2,447,048
Axiata Group Bhd	692,900	1,476,874
Bursa Malaysia Bhd	598,334	1,342,942
Carlsberg Brewery Malay Bhd	697,703	3,109,414
CB Industrial Product Holding Bhd	44,000	36,661
CIMB Group Holdings Bhd	551,000	1,357,704
ECM Libra Financial Group Bhd	1,566,131	359,100
Genting Bhd	944,400	3,055,995
Genting Malaysia Bhd	838,500	980,258
IJM Corp. Bhd	1,331,540	2,343,579
IOI Corp. Bhd	1,643,596	2,484,104
K&N Kenanga Holdings Bhd	700,673	122,191
Landmarks Bhd (b)	1,674,600	529,988
Lingkaran Trans Kota Holdings Bhd	98,600	138,514
Malayan Banking Bhd	644,637	1,946,506
Malaysian Airline System Bhd (b)	2,399,566	592,820
Maxis Bhd	567,200	1,196,130
OSK Holdings Bhd	2,223,525	1,055,573
Padini Holdings Bhd	105,900	65,664
PPB Group Bhd	160,600	655,574
Public Bank Bhd	266,000	1,396,790
Sime Darby Bhd	514,000	1,538,763
TAN Chong Motor Holdings Bhd	662,100	1,094,769
Tenaga Nasional Bhd	508,350	1,185,302
Wah Seong Corp. Bhd	1,642,074	874,995

		31,746,056

PHILIPPINES — 3.1%
Ayala Land, Inc.	6,073,375	4,866,439
Cebu Air, Inc.	90,770	151,246
Cebu Holdings, Inc.	1,364,600	154,483
First Gen Corp. (b)	6,415,470	3,890,784
First Philippine Holdings Corp.	1,260,494	3,243,123
GMA Holdings, Inc.	255,100	62,134
Megawide Construction Corp.	1,049,500	465,473
Philippine Long Distance Telephone Co.	35,344	2,587,794
Philweb Corp.	131,100	47,159
Puregold Price Club, Inc.	97,100	95,292

		15,563,927

TAIWAN — 25.2%
Acer, Inc. (b)	1,058,456	922,089
Advanced Semiconductor Engineering, Inc.	3,086,636	2,528,972
Asia Cement Corp.	1,579,372	1,925,194
Asustek Computer, Inc.	241,138	2,882,931
AU Optronics Corp. ADR (a)(b)	273,324	1,193,374
Catcher Technology Co., Ltd.	305,539	1,389,626
Cathay Financial Holding Co., Ltd.	1,931,650	2,645,299
Chang Hwa Commercial Bank	3,944,695	2,341,555
China Development Financial Holding Corp. (b)	5,148,272	1,472,042
China Steel Chemical Corp.	46,877	230,446
China Steel Corp.	3,272,254	2,850,672
Chinatrust Financial Holding Co., Ltd.	4,459,832	2,647,338
Chunghwa Picture Tubes, Ltd. (b)	2,226,368	84,878
Chunghwa Telecom Co., Ltd.	870,268	2,700,807
Coland Holdings, Ltd.	53,000	132,046
Compal Electronics, Inc.	2,227,431	1,579,184
Delta Electronics, Inc.	677,893	2,890,439
Epistar Corp.	309,170	557,287
Everlight Electronics Co., Ltd.	269,996	434,757
Far Eastern New Century Corp.	2,237,461	2,300,875
First Financial Holding Co., Ltd	3,270,526	2,050,744
Formosa Chemicals & Fibre Corp.	1,143,390	2,630,724
Formosa Petrochemical Corp.	418,000	1,084,752
Formosa Plastics Corp.	1,696,940	4,080,260
Foxconn Technology Co., Ltd.	520,483	1,448,179
Fubon Financial Holding Co., Ltd.	2,577,998	3,689,936
Hon Hai Precision Industry Co., Ltd.	2,673,735	7,448,278

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

HTC Corp.	195,710	$1,600,237
Hua Nan Financial Holdings Co., Ltd.	3,069,347	1,775,761
Innolux Corp. (b)	275,928	169,788
King Yuan Electronics Co., Ltd.	3,120,898	2,139,567
Largan Precision Co., Ltd.	56,710	1,484,957
Lite-On Technology Corp.	961,165	1,549,307
Macronix International Co., Ltd.	2,296,374	661,208
MediaTek, Inc.	339,219	3,879,706
Mega Financial Holding Co., Ltd.	2,909,306	2,349,628
Motech Industries, Inc. (b)	180,507	189,848
Nan Ya Plastics Corp.	1,721,960	3,086,600
Novatek Microelectronics Corp.	261,062	1,130,592
Pegatron Corp. (b)	540,630	835,285
Powertech Technology, Inc.	596,518	987,464
ProMOS Technologies, Inc. (b)(e)	1,135,850	0
Quanta Computer, Inc.	1,346,194	2,993,793
Realtek Semiconductor Corp.	485,516	1,128,446
Shin Kong Financial Holding Co., Ltd. (b)	3,543,642	1,113,961
Siliconware Precision Industries Co.	1,178,745	1,340,267
SinoPac Financial Holdings Co., Ltd.	3,933,609	1,887,711
Synnex Technology International Corp.	345,000	632,255
Tainan Enterprises Co., Ltd.	1,160,567	1,241,975
Taishin Financial Holdings Co., Ltd.	4,067,096	1,700,149
Taiwan Cement Corp.	1,990,216	2,495,882
Taiwan FU Hsing Industrial Co., Ltd.	2,350,000	2,267,285
Taiwan Mobile Co., Ltd.	446,200	1,514,566
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	989,598	17,096,246
Tatung Co., Ltd. (b)	1,209,107	304,475
Tripod Technology Corp.	612,361	1,347,491
Uni-President Enterprises Corp.	2,260,041	4,277,847
United Integrated Services Co., Ltd.	1,735,000	1,642,020
United Microelectronics Corp. ADR	917,421	1,666,235
Via Technologies, Inc. (b)	271,490	184,307
Walsin Lihwa Corp. (b)	795,000	229,441
Wistron Corp.	1,097,096	1,219,913
Yageo Corp. (b)	5,081,000	1,638,018
Yuanta Financial Holding Co., Ltd.	2,677,823	1,361,187

		127,266,102

THAILAND — 6.3%
Advanced Info Service PCL	693,823	5,686,103
Bangkok Expressway PCL (a)	2,665,242	3,617,667
BEC World PCL	51,200	112,330
Big C Supercenter PCL	8,000	58,733
Central Plaza Hotel PCL	79,100	104,665
CP ALL PCL	1,222,600	1,930,860
Electricity Generating PCL	667,146	3,553,859
IRPC PCL (a)	4,937,939	664,350
Jasmine International PCL	535,800	124,413
Kasikornbank PCL	295,754	2,141,023
PTT Exploration & Production PCL (a)	686,953	3,471,711
PTT PCL	373,326	4,155,857
Siam Cement PCL NVDR	81,600	1,382,059
Siam Commercial Bank PCL	391,397	2,405,718
Siam Global House PCL	179,333	127,986
Thai Beverage PCL	1,043,000	512,841
Thai Oil PCL	707,305	1,581,987
Toyo-Thai Corp. PCL	52,400	83,203

		31,715,365

TOTAL COMMON STOCKS —
(Cost $476,017,433)		503,134,790

SHORT TERM INVESTMENTS — 4.8%
UNITED STATES — 4.8%
MONEY MARKET FUNDS — 4.8%
State Street Navigtor Securities Lending Prime Portfolio (f)(g)	23,787,347	23,787,347
State Street Institutional Liquid Reserves Fund 0.13% (g)(h)	514,316	514,316

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,301,663)		24,301,663

TOTAL INVESTMENTS — 104.6%
(Cost $500,319,096)		527,436,453
OTHER ASSETS & LIABILITIES — (4.6)%		(23,403,888)

NET ASSETS — 100.0%		$504,032,565

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of March 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (Note 2)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
CHINA — 11.0%
51job, Inc. ADR (a)	100	$5,941
Anhui Expressway Co., Ltd.	8,000	4,091
Anta Sports Products, Ltd. (b)	5,000	4,277
AsiaInfo-Linkage, Inc. (a)	295	3,502
BYD Co., Ltd. (a)(b)	2,500	7,971
BYD Electronic International Co., Ltd.	6,500	1,993
China Agri-Industries Holdings, Ltd. (b)	7,800	4,029
China Huiyuan Juice Group, Ltd. (a)	5,500	2,756
China Liansu Group Holdings	9,000	5,101
China Minzhong Food Corp., Ltd. (a)(b)	3,000	2,902
China Molybdenum Co., Ltd. (b)	9,000	3,942
China National Accord Medicines Corp., Ltd.	800	3,552
China SCE Property Holdings, Ltd.	10,000	2,422
China Shanshui Cement Group, Ltd.	11,000	6,320
China Suntien Green Energy Corp., Ltd.	14,000	3,823
China Vanadium Titano — Magnetite Mining Co., Ltd.	12,000	2,767
China Wireless Technologies, Ltd.	8,000	2,628
Chongqing Machinery & Electric Co., Ltd.	16,000	2,267
Dongyue Group (b)	6,000	3,478
E-Commerce China Dangdang, Inc. ADR (a)	400	1,660
E-House China Holdings, Ltd.	488	2,269
First Tractor Co., Ltd. (a)	2,000	1,780
Giant Interactive Group, Inc. ADR	800	5,200
Great Wall Technology Co., Ltd.	6,000	1,113
Guangzhou Automobile Group Co., Ltd.	8,000	6,771
Haitian International Holdings, Ltd.	4,000	6,225
Hangzhou Steam Turbine Co.	3,100	5,120
Harbin Electric Co., Ltd.	4,000	3,252
Home Inns & Hotels Management, Inc. ADR (a)	97	2,890
Huangshan Tourism Development Co., Ltd.	2,800	4,122
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	10,000	3,014
Jiangsu Future Land Co., Ltd.	8,400	6,628
Kingsoft Corp., Ltd.	7,000	6,439
Lonking Holdings, Ltd. (b)	14,000	3,192
MIE Holdings Corp.	10,000	2,473
Peak Sport Products Co., Ltd. (b)	7,000	1,127
People’s Food Holdings, Ltd.	5,000	5,078
Ports Design, Ltd. (b)	2,000	1,672
Renhe Commercial Holdings Co., Ltd. (a)(b)	58,000	3,474
Renren, Inc. ADR (a)	540	1,561
REXLot Holdings, Ltd. (b)	50,000	4,380
Semiconductor Manufacturing International Corp. (a)	127,000	7,526
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	6,800	3,536
Shanghai Dajiang Group, Class B (a)	9,600	2,746
Shanghai Diesel Engine Co., Ltd. Class B	3,520	2,710
Shanghai Haixin Group Co. (a)	5,800	2,685
Shenguan Holdings Group, Ltd.	8,000	4,153
Sohu.com, Inc. (a)	200	9,922
Sound Global, Ltd. (b)	8,000	3,547
TCL Communication Technology Holdings, Ltd.	4,000	1,180
Tong Ren Tang Technologies Co., Ltd.	2,000	6,815
Travelsky Technology, Ltd.	7,000	4,608
WuXi PharmaTech Cayman, Inc. ADR (a)	344	5,910
Xinjiang Xinxin Mining Industry Co., Ltd.	11,000	2,281
Xinyi Glass Holdings Co., Ltd.	14,000	9,883
Youku Tudou, Inc. ADR (a)	400	6,708
Zhejiang Southeast Electric Power Co.	15,300	11,353

		238,765

HONG KONG — 17.0%
361 Degrees International, Ltd. (b)	5,000	1,449
Ajisen China Holdings, Ltd.	4,000	3,169
Anxin-China Holdings, Ltd.	16,000	3,483
Asian Citrus Holdings, Ltd.	4,171	2,155
AviChina Industry & Technology Co.	12,000	5,890
Beijing Capital Land, Ltd.	12,000	4,421
Beijing Enterprises Water Group, Ltd.	18,000	5,356
Biostime International Holdings, Ltd.	1,000	5,211
Boshiwa International Holding, Ltd. (a)(c)	32,000	0
Cecep Costin New Materials Group, Ltd.	11,000	4,591
CGN Mining Co., Ltd. (a)	15,000	1,430
Chailease Holding Co., Ltd.	4,000	11,089
China Dongxiang Group Co. (b)	20,000	3,092
China Everbright International, Ltd.	12,000	8,610
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	8,000	3,762
China Lilang, Ltd.	4,000	2,484
China Lumena New Materials Corp. (b)	26,000	5,593
China Medical System Holdings, Ltd.	8,500	8,629
China Metal Recycling Holdings, Ltd. (b)(d)	3,988	4,120
China Modern Dairy Holdings, Ltd. (a)(b)	19,000	6,339
China National Materials Co., Ltd.	8,000	2,133
China Oil and Gas Group, Ltd. (a)(b)	20,000	3,942
China Power International Development, Ltd. (b)	16,000	5,153
China Precious Metal Resources Holdings Co., Ltd. (a)(d)	20,000	3,633
China Rongsheng Heavy Industries Group Holdings, Ltd. (b)	20,500	3,327
China Shineway Pharmaceutical Group, Ltd.	3,000	5,387
China Travel International Investment Hong Kong, Ltd.	24,000	4,669
China Yurun Food Group, Ltd. (a)(b)	7,000	4,797
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	5,000	3,266
Citic Resources Holdings, Ltd. (a)	22,000	2,947
Comba Telecom Systems Holdings, Ltd. (b)	6,000	2,033
Cosco International Holdings, Ltd.	8,000	3,411
Dah Chong Hong Holdings, Ltd. (b)	5,000	4,734
Digital China Holdings, Ltd.	4,000	5,411
Fufeng Group, Ltd.	6,000	2,141
Global Bio-Chem Technology Group Co., Ltd.	14,000	1,208
Glorious Property Holdings, Ltd. (a)	18,000	2,852
GOME Electrical Appliances Holding, Ltd. (a)(b)	56,000	6,132
Greatview Aseptic Packaging Co., Ltd.	7,000	4,689

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Hengdeli Holdings, Ltd. (b)	12,000	$3,355
Hidili Industry International Development, Ltd.	9,000	1,994
Hopson Development Holdings, Ltd. (a)	4,000	5,792
Hua Han Bio-Pharmaceutical Holdings, Ltd.	14,400	4,155
Ju Teng International Holdings, Ltd. (b)	6,000	3,772
Kaisa Group Holdings, Ltd. (a)(b)	14,000	3,950
Kingboard Chemical Holdings, Ltd.	3,000	8,541
Kingboard Laminates Holdings, Ltd.	6,500	2,864
Kingdee International Software Group Co., Ltd. (a)	10,000	1,649
Kingway Brewery Holdings, Ltd.	8,000	3,154
KWG Property Holding, Ltd.	9,000	5,635
Lee & Man Paper Manufacturing, Ltd.	9,000	7,049
Li Ning Co., Ltd. (a)(b)	5,000	2,944
Lianhua Supermarket Holdings Co., Ltd. (b)	3,000	2,392
Minth Group, Ltd.	4,000	5,895
North Mining Shares Co., Ltd. (a)	60,000	3,169
NVC Lighting Holdings, Ltd.	11,000	2,537
Pacific Online, Ltd.	5,000	1,881
PCD Stores, Ltd. (b)	22,000	3,316
Poly Hong Kong Investments, Ltd. (a)	12,000	7,590
Real Nutriceutical Group, Ltd.	5,000	1,230
Sany Heavy Equipment International Holdings Co., Ltd. (b)	6,000	2,775
Shenzhen International Holdings, Ltd.	60,000	7,188
Shenzhen Investment, Ltd.	14,790	5,925
Shougang Concord International Enterprises Co., Ltd. (a)	56,000	3,102
Shougang Fushan Resources Group, Ltd. (b)	24,000	10,697
Sino Biopharmaceutical	16,000	11,171
Sinopec Kantons Holdings, Ltd.	4,000	3,509
Sinotrans Shipping, Ltd.	12,500	3,333
Sinotrans, Ltd.	16,000	3,339
Sinotruk Hong Kong, Ltd.	5,500	2,969
Skyworth Digital Holdings, Ltd.	10,176	6,830
Springland International Holdings, Ltd.	8,000	4,040
Sunac China Holdings, Ltd.	12,000	8,456
The United Laboratories International Holdings, Ltd. (a)(b)	6,500	2,889
Tianjin Port Development Holdings, Ltd.	24,000	3,555
Tianneng Power International, Ltd.	6,000	4,012
United Energy Group, Ltd. (a)	24,000	3,988
Vinda International Holdings, Ltd. (b)	3,000	4,282
VODone, Ltd.	19,200	1,410
Wasion Group Holdings, Ltd.	6,000	3,440
West China Cement, Ltd.	22,000	3,628
Winsway Coking Coal Holding, Ltd. (b)	14,000	1,623
Yashili International Holdings, Ltd.	14,000	4,743
Yingde Gases (b)	8,000	8,914
Yip’s Chemical Holdings, Ltd.	4,160	4,459
Yuexiu Transport Infrastructure, Ltd.	6,000	3,138

		369,017

INDIA — 9.1%
Amtek Auto, Ltd.	1,276	1,506
Apollo Hospitals Enterprise, Ltd.	361	5,572
Arvind, Ltd.	1,703	2,424
Aurobindo Pharma, Ltd.	1,347	3,617
Bajaj Holdings and Investment, Ltd.	314	5,270
Bharat Forge, Ltd.	961	3,662
Bhushan Steel, Ltd.	656	5,531
Biocon, Ltd.	578	2,910
Core Education & Technologies, Ltd.	801	757
Coromandel International, Ltd.	788	2,682
Crompton Greaves, Ltd.	1,197	2,066
Dewan Housing Finance Corp., Ltd.	701	2,091
Dish TV India, Ltd. (a)	2,996	3,699
Era Infra Engineering, Ltd.	1,036	2,561
Federal Bank, Ltd.	908	8,030
Financial Technologies India, Ltd.	240	3,147
Fortis Healthcare, Ltd. (a)	1,548	2,855
Gateway Distriparks, Ltd.	517	1,178
Glenmark Pharmaceuticals, Ltd.	746	6,354
GMR Infrastructure, Ltd. (a)	8,571	3,406
Godrej Industries, Ltd.	563	3,047
GVK Power & Infrastructure, Ltd. (a)	4,438	747
Hexaware Technologies, Ltd.	1,194	1,857
Hindustan Construction Co. (a)	8,607	2,162
Housing Development & Infrastructure, Ltd. (a)	2,154	1,831
IFCI, Ltd.	6,473	3,108
India Cements, Ltd.	1,920	2,955
India Infoline, Ltd.	1,856	2,071
Indiabulls Financial Services, Ltd. (d)	1,305	6,526
Indiabulls Real Estate, Ltd. (a)	2,623	2,633
Indian Hotels Co., Ltd.	4,568	4,501
Jain Irrigation Systems, Ltd.	1,618	1,826
JSW Energy, Ltd.	3,677	3,701
Jubilant Foodworks, Ltd. (a)	202	4,635
Mahindra & Mahindra Financial Services, Ltd.	1,845	6,620
Manappuram Finance, Ltd.	3,108	1,235
MAX India, Ltd.	786	3,240
McLeod Russel India, Ltd.	664	4,277
Motherson Sumi Systems, Ltd.	1,236	4,415
Mphasis, Ltd.	550	3,963
Opto Circuits India, Ltd.	1,081	1,192
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	1,446	1,954
Piramal Healthcare, Ltd.	495	5,568
PTC India, Ltd.	3,347	3,692
Punj Lloyd, Ltd.	3,619	3,712
Rajesh Exports, Ltd.	1,459	3,282
REI Agro, Ltd.	5,759	1,070
Reliance Communications, Ltd.	4,547	4,626
Rolta India, Ltd.	2,124	2,575
Sintex Industries, Ltd.	2,626	2,225
Strides Arcolab, Ltd.	143	2,294
Suzlon Energy, Ltd. (a)	7,233	1,810
Tata Chemicals, Ltd.	890	5,266
Tata Global Beverages, Ltd.	1,907	4,486
Thermax, Ltd.	421	4,366
Unitech, Ltd. (a)	8,920	3,865
United Phosphorus, Ltd.	1,963	4,240
Videocon Industries, Ltd.	659	2,467
Voltas, Ltd.	1,775	2,461
Welspun Corp., Ltd.	1,967	1,822

		197,641

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

INDONESIA — 7.5%
Ace Hardware Indonesia Tbk PT	45,000	$3,843
AKR Corporindo Tbk PT	7,000	3,602
Alam Sutera Realty Tbk PT	75,000	8,258
Aneka Tambang Persero Tbk PT	20,500	2,890
Bakrieland Development Tbk PT (a)	274,500	1,582
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	57,000	7,567
Bank Tabungan Negara Tbk PT	15,424	2,698
Barito Pacific Tbk PT (a)	36,000	1,611
Bhakti Investama Tbk PT	112,000	5,763
Bisi International PT	13,500	1,195
Borneo Lumbung Energi & Metal Tbk PT (a)	73,000	3,531
Bumi Resources Minerals Tbk PT (a)	31,500	1,070
Bumi Resources Tbk PT	91,000	6,461
Bumi Serpong Damai PT	43,000	7,744
Ciputra Development Tbk PT	65,500	7,280
Darma Henwa PT Tbk (a)(d)	202,000	520
Delta Dunia Makmur Tbk PT (a)	52,000	1,124
Energi Mega Persada Tbk PT (a)	222,000	2,284
Gajah Tunggal Tbk PT	13,500	3,473
Garda Tujuh Buana Tbk PT (a)	5,500	3,311
Garuda Indonesia Tbk PT (a)	56,000	3,746
Harum Energy Tbk PT	4,500	2,223
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	20,000	1,811
Indika Energy Tbk PT	15,500	1,946
Indomobil Sukses Internasional Tbk PT	5,000	2,830
Indosiar Karya Media Tbk PT (a)	23,500	3,144
Japfa Comfeed Indonesia Tbk PT	8,000	7,780
Kawasan Industri Jababeka Tbk PT (a)	131,000	4,044
Matahari Putra Prima Tbk PT	19,500	3,652
Mayora Indah Tbk PT	2,500	6,972
Medco Energi Internasional Tbk PT	12,500	2,084
Mitra Adiperkasa Tbk PT	6,000	5,619
Pakuwon Jati Tbk PT	154,500	6,121
Pembangunan Perumahan Persero PT Tbk	36,000	4,446
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	22,500	4,469
Ramayana Lestari Sentosa Tbk PT	25,500	3,647
Sentul City Tbk PT (a)	109,500	3,493
Summarecon Agung Tbk PT	37,500	9,551
Surya Semesta Internusa Tbk PT	22,500	3,751
Timah Tbk PT	20,000	2,943
Trada Maritime Tbk PT (a)	27,000	3,862

		163,941

MALAYSIA — 6.3%
Aeon Co. M Bhd	900	3,668
Berjaya Corp. Bhd	17,000	2,882
Berjaya Sports Toto Bhd	8,280	11,017
Boustead Holdings Bhd	2,300	3,810
Bursa Malaysia Bhd	4,000	8,978
CapitaMalls Malaysia Trust	6,100	3,723
Carlsberg Brewery Malay Bhd	800	3,565
Dialog Group Bhd	10,900	8,307
DRB-Hicom Bhd	1,600	1,307
Eastern & Oriental Bhd	6,300	3,215
IGB Corp. Bhd	8,600	6,249
KLCC Property Holdings Bhd	2,100	4,463
KNM Group Bhd (a)	1,885	289
Kossan Rubber Industries	3,000	3,439
Malaysian Bulk Carriers Bhd	7,900	4,159
Malaysian Resources Corp. Bhd	8,600	3,972
Media Prima Bhd	6,900	5,348
Multi-Purpose Holdings Bhd	8,500	9,937
Oriental Holdings Bhd	2,500	7,856
Parkson Holdings Bhd	3,600	5,464
Sunway Bhd (a)	4,100	3,933
Sunway Real Estate Investment Trust	14,000	6,872
TAN Chong Motor Holdings Bhd	3,000	4,960
Top Glove Corp. Bhd	3,300	5,755
TSH Resources Bhd	4,000	2,829
United Plantations Bhd	400	3,514
UOA Development Bhd	4,900	3,244
Wah Seong Corp. Bhd	7,971	4,247

		137,002

PHILIPPINES — 3.6%
Belle Corp. (a)	30,000	4,190
Cebu Air, Inc.	2,190	3,649
First Philippine Holdings Corp.	2,550	6,561
GMA Holdings, Inc.	23,330	5,682
Lepanto Consolidated Mining (a)	96,000	2,705
Megaworld Corp.	96,000	9,151
Nickel Asia Corp.	6,700	3,940
Philex Petroleum Corp. (a)	2,707	2,080
Philippine National Bank (a)	2,140	5,296
Puregold Price Club, Inc.	5,000	4,907
Rizal Commercial Banking Corp.	4,900	8,405
Robinsons Land Corp.	7,000	4,374
Security Bank Corp.	1,150	5,129
Semirara Mining Corp.	1,050	6,880
SM Development Corp.	26,260	5,450

		78,399

SINGAPORE — 0.2%
Yanlord Land Group, Ltd. (a)(b)	4,000	4,836

TAIWAN — 37.4%
Ability Enterprise Co., Ltd.	3,000	2,709
Accton Technology Corp.	6,000	3,481
Adlink Technology, Inc.	1,600	1,798
Advantech Co., Ltd.	2,000	8,193
AGV Products Corp. (a)	8,000	2,809
Airtac International Group	1,000	5,117
Alcor Micro Corp.	2,000	2,247
Alpha Networks, Inc.	3,000	1,956
Altek Corp.	3,000	1,796
AmTRAN Technology Co., Ltd.	3,000	2,438
Apex Biotechnology Corp.	1,025	2,681
Asia Polymer	3,800	3,025
Asrock, Inc.	1,000	3,578
Aten International Co., Ltd.	1,000	1,669
Bank of Kaohsiung (a)	10,000	3,227
Basso Industry Corp.	3,000	1,997
BES Engineering Corp.	13,000	3,943
Biostar Microtech International Corp.	3,000	1,139
Capital Securities Corp.	17,000	6,112
Career Technology Co., Ltd.	2,000	2,555
Cathay No. 1 REIT	7,000	4,548

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Cathay Real Estate Development Co., Ltd.	10,000	$5,518
Charoen Pokphand Enterprise	5,000	2,608
Cheng Loong Corp.	8,000	3,505
Cheng Uei Precision Industry Co., Ltd.	2,059	3,952
Chicony Electronics Co., Ltd.	2,460	6,474
Chien Kuo Construction Co., Ltd.	7,000	3,511
Chin-Poon Industrial Co.	4,000	4,869
China Bills Finance Corp.	7,000	2,716
China Chemical & Pharmaceutical Co., Ltd.	5,000	3,369
China Manmade Fibers Corp. (a)	9,000	3,416
China Motor Corp.	3,000	2,814
China Steel Chemical Corp.	1,000	4,916
China Synthetic Rubber Corp.	3,000	3,220
Chipbond Technology Corp.	3,000	6,762
Chong Hong Construction Co., Ltd.	2,040	6,720
Chroma ATE, Inc.	2,000	4,769
Chung Hung Steel Corp. (a)	11,000	3,156
Clevo Co.	3,241	4,986
CMC Magnetics Corp. (a)	19,000	3,317
Compal Communications, Inc. (a)	2,000	2,120
Coretronic Corp.	4,000	2,963
CTCI Corp.	2,000	3,906
CyberTAN Technology, Inc.	3,000	2,498
D-Link Corp.	4,000	2,361
Dimerco Express Taiwan Corp.	3,000	1,821
Dynapack International Technology Corp.	1,000	3,612
E Ink Holdings, Inc.	6,000	4,735
Elan Microelectronics Corp.	3,000	6,712
Elite Material Co., Ltd.	5,000	5,016
Elite Semiconductor Memory Technology, Inc. (a)	3,000	3,120
Entie Commercial Bank	9,000	5,087
Epistar Corp.	4,000	7,210
Eternal Chemical Co., Ltd.	4,000	3,344
Eva Airways Corp. (a)	5,000	3,001
Evergreen Marine Corp., Ltd. (a)	8,000	4,789
Everlight Chemical Industrial Corp.	4,400	3,083
Everlight Electronics Co., Ltd.	2,000	3,220
Excelsior Medical Co., Ltd.	1,100	2,130
Far Eastern Department Stores, Ltd.	5,000	4,473
Far Eastern International Bank	14,747	5,967
Faraday Technology Corp.	3,000	3,461
Farglory Land Development Co., Ltd.	2,000	3,705
Feng Hsin Iron & Steel Co., Ltd.	2,000	3,451
Feng TAY Enterprise Co., Ltd.	2,150	3,322
FLEXium Interconnect, Inc.	637	2,120
Formosa Taffeta Co., Ltd.	5,000	4,615
Formosan Rubber Group, Inc.	6,000	4,475
Formosan Union Chemical	3,700	1,856
FSP Technology, Inc.	3,000	2,829
G Tech Optoelectronics Corp.	1,000	2,348
GeoVision, Inc.	1,059	4,639
Giant Manufacturing Co., Ltd.	2,000	11,136
Gigabyte Technology Co., Ltd.	4,000	3,699
Gintech Energy Corp. (a)	2,000	1,769
Global Unichip Corp.	1,000	3,073
Gloria Material Technology Corp.	3,342	2,571
Goldsun Development & Construction Co., Ltd.	10,000	3,996
Grand Ocean Retail Group, Ltd. (a)	1,000	2,458
Grand Pacific Petrochemical	7,000	3,547
Great Wall Enterprise Co.	3,346	2,932
HannStar Display Corp. (a)	12,000	1,914
Hey Song Corp.	3,000	3,933
Highwealth Construction Corp.	1,370	2,868
Hiwin Technologies Corp.	1,000	7,458
Ho Tung Chemical Corp. (a)	7,840	3,605
Hong TAI Electric Industrial	12,000	4,013
Huaku Development Co., Ltd.	2,080	5,147
Huang Hsiang Construction Co.	1,000	2,608
I-Sheng Electric Wire & Cable Co., Ltd.	3,000	4,485
Ibase Technology, Inc.	2,048	2,870
Inotera Memories, Inc. (a)	7,000	2,105
Inventec Co., Ltd.	16,085	6,105
Jess-Link Products Co., Ltd. (a)	1,000	898
Kenda Rubber Industrial Co., Ltd.	1,091	1,999
Kerry TJ Logistics Co., Ltd.	3,000	4,670
King Yuan Electronics Co., Ltd.	8,000	5,485
King’s Town Bank (a)	6,000	5,538
Kinpo Electronics	18,000	4,226
Kinsus Interconnect Technology Corp.	2,000	6,287
LCY Chemical Corp.	3,149	3,538
Lien Hwa Industrial Corp.	5,000	3,261
Lingsen Precision Industries, Ltd.	5,000	2,784
Long Bon International Co., Ltd. (a)	3,000	2,122
Lumax International Corp., Ltd.	1,391	3,270
Lung Yen Life Service Corp.	1,000	3,411
Macronix International Co., Ltd.	20,519	5,908
Makalot Industrial Co., Ltd.	2,000	7,524
Masterlink Securities Corp.	10,000	3,160
Mayer Steel Pipe Corp. (a)	5,000	2,007
Mercuries & Associates, Ltd.	2,200	1,780
Merida Industry Co., Ltd.	1,600	9,391
Micro-Star International Co., Ltd.	7,000	3,301
Microbio Co., Ltd.	2,760	3,184
MIN AIK Technology Co., Ltd.	1,000	2,759
Mirle Automation Corp.	2,240	1,588
Mitac International Corp.	8,000	2,930
Motech Industries, Inc. (a)	2,000	2,104
Nan Kang Rubber Tire Co., Ltd.	3,704	4,373
Nantex Industry Co., Ltd.	2,100	1,384
Neo Solar Power Corp. (a)	3,000	2,262
Nien Hsing Textile Co., Ltd.	4,500	3,205
Novatek Microelectronics Corp.	3,000	12,992
Oriental Union Chemical Corp.	4,800	4,976
Pan-International Industrial Co., Ltd. (a)	3,000	2,508
Phison Electronics Corp.	1,000	7,692
PixArt Imaging, Inc.	1,020	2,238
Portwell, Inc.	2,000	1,973
Powertech Technology, Inc.	3,000	4,966
President Securities Corp. (a)	7,420	4,417
Prime Electronics Satellitics, Inc.	1,681	1,507
Prince Housing Development Corp.	5,500	3,918
Promate Electronic Co., Ltd.	3,000	2,739
Qisda Corp. (a)	11,000	2,752
Radiant Opto-Electronics Corp.	2,679	10,527
Realtek Semiconductor Corp.	3,070	7,135
RichTek Technology Corp.	1,000	5,785

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Ritek Corp. (a)	19,000	$2,440
Ruentex Development Co., Ltd.	4,000	8,146
Ruentex Industries, Ltd.	3,000	6,902
Sampo Corp.	7,000	2,364
Sanyang Industry Co., Ltd. (a)	6,000	4,986
Senao International Co., Ltd.	1,000	3,194
Shihlin Paper Corp. (a)	2,000	3,130
Shin Zu Shing Co., Ltd.	1,000	3,043
Shinkong Synthetic Fibers Corp.	14,000	4,401
Sigurd Microelectronics Corp.	4,000	4,133
Silicon Integrated Systems Corp. (a)	5,000	1,697
Simplo Technology Co., Ltd.	1,729	8,124
Sinbon Electronics Co., Ltd.	6,000	5,709
Sinmag Bakery Machine Corp.	726	3,290
Sino-American Silicon Products, Inc.	3,000	3,943
Sinon Corp.	7,000	3,406
Sinphar Pharmaceutical Co., Ltd.	2,000	2,568
Sintek Photronic Corp. (a)	5,000	1,550
Sinyi Realty Co.	1,177	1,832
Solar Applied Materials Technology Corp.	3,599	4,231
Solartech Energy Corp. (a)	2,000	1,351
Standard Foods Corp.	582	1,752
Sunonwealth Electric Machine Industry Co., Ltd.	4,000	2,595
Systex Corp.	3,000	3,647
Ta Chong Bank Co., Ltd. (a)	10,660	3,957
Ta Ya Electric Wire & Cable	15,000	3,582
Taichung Commercial Bank	15,570	5,519
Tainan Enterprises Co., Ltd.	3,000	3,210
Tainan Spinning Co., Ltd.	8,000	3,986
Taisun Enterprise Co., Ltd.	6,360	3,254
Taiwan Business Bank (a)	19,560	6,208
Taiwan Cogeneration Corp.	5,000	3,378
Taiwan Fire & Marine Insurance Co.	3,000	2,217
Taiwan Hon Chuan Enterprise Co., Ltd.	2,000	5,190
Taiwan Land Development Corp. (a)	7,430	2,857
Taiwan Secom Co., Ltd.	2,000	4,501
Taiwan Surface Mounting Technology Co., Ltd.	1,232	2,009
Tatung Co., Ltd. (a)	13,000	3,274
Teco Electric & Machinery Co., Ltd.	11,000	8,865
Test-Rite International Co.	4,246	3,110
Thye Ming Industrial Co., Ltd.	3,000	3,180
Tong Hsing Electronic Industries, Ltd.	1,000	4,281
Tong Yang Industry Co., Ltd.	3,240	2,991
Topco Scientific Co., Ltd.	2,000	3,632
Transcend Information, Inc.	2,000	6,488
Tripod Technology Corp.	3,000	6,601
TSRC Corp.	3,700	7,300
TTY Biopharm Co., Ltd.	679	2,228
Tung Ho Steel Enterprise Corp.	5,000	4,799
TXC Corp.	3,000	4,500
U-Ming Marine Transport Corp.	2,000	3,123
Unimicron Technology Corp.	7,000	7,292
Unity Opto Technology Co., Ltd. (a)	3,000	2,889
Unizyx Holding Corp.	5,000	2,433
UPC Technology Corp.	5,499	2,915
USI Corp.	4,200	3,027
Ve Wong Corp.	4,000	2,729
Via Technologies, Inc. (a)	2,000	1,358
Visual Photonics Epitaxy Co., Ltd.	1,008	1,180
Walsin Lihwa Corp. (a)	21,000	6,061
Wan Hai Lines, Ltd. (a)	6,000	3,190
Waterland Financial Holdings Co., Ltd.	12,160	4,128
Wei Chuan Food Corp.	3,000	4,495
Weikeng Industrial Co., Ltd.	3,000	2,222
Win Semiconductors Corp.	3,000	3,336
Winbond Electronics Corp. (a)	20,000	4,073
Wintek Corp. (a)	8,000	4,147
Wistron NeWeb Corp.	2,099	3,573
Yageo Corp. (a)	13,000	4,191
Yang Ming Marine Transport Corp. (a)	7,000	3,242
Yieh Phui Enterprise Co., Ltd.	9,180	2,643
Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,000	4,470
Yungtay Engineering Co., Ltd.	2,000	4,013
Zenitron Corp.	3,000	1,876
Zinwell Corp.	3,000	2,483

		813,011

THAILAND — 7.4%
Bangkok Chain Hospital PCL	16,699	6,900
Bangkok Expressway PCL	5,232	7,102
Bangkok Life Assurance PCL, NVDR	2,100	5,360
Bangkokland PCL, NVDR	72,600	4,884
BTS Group Holdings PCL, NVDR	16,500	5,296
Bumrungrad Hospital PCL	2,886	8,451
Dynasty Ceramic PCL	2,266	4,817
Electricity Generating PCL	2,066	11,005
Esso Thailand PCL, NVDR	10,400	3,391
Jasmine International PCL, NVDR	24,200	5,619
Kiatnakin Bank PCL, NVDR	3,500	8,247
MBK PCL, NVDR	800	4,972
Minor International PCL	12,278	10,188
Precious Shipping PCL	5,974	3,713
Pruksa Real Estate PCL	8,551	8,760
Siam Global House PCL, NVDR	7,116	5,078
Sri Trang Agro-Industry PCL	5,666	3,134
Thai Airways International PCL	4,638	4,514
Thai Stanley Electric PCL, NVDR	700	5,808
Thai Tap Water Supply PCL	27,504	10,237
Thai Vegetable Oil PCL	7,107	5,776
Thanachart Capital PCL	5	8
Thoresen Thai Agencies PCL (a)	8,363	5,312
Tisco Financial Group PCL	3,608	6,838
True Corp. PCL, NVDR (a)	47,290	13,241
Vinythai PCL	2,898	1,801

		160,452

TOTAL COMMON STOCKS —
(Cost $1,876,156)		2,163,064

RIGHTS — 0.1%
HONG KONG — 0.1%
Li Ning Co., Ltd. (expiring 4/15/13) (a) (Cost $0)	2,500	345

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Thoresen Thai Agencies PCL (expiring 09/12/15) (a) (Cost $0)	1,194	$308

SHORT TERM INVESTMENTS — 4.5%
UNITED STATES — 4.5%
MONEY MARKET FUNDS — 4.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	89,440	89,440
State Street Institutional Liquid Reserve Fund 0.13% (g)(h)	8,653	8,653

TOTAL SHORT TERM INVESTMENTS —
(Cost $98,093)		98,093

TOTAL INVESTMENTS — 104.1%
(Cost $1,974,249)		2,261,810
OTHER ASSETS & LIABILITIES — (4.1)%		(88,095)

NET ASSETS — 100.0%		$2,173,715

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (Note 2)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
RUSSIA — 99.0%
CHEMICALS — 4.3%
Phosagro OAO GDR (a)	10,040	$138,698
Phosagro OAO GDR (a)	569	8,023
Uralkali OJSC GDR	36,971	1,367,390

		1,514,111

COMMERCIAL BANKS — 12.9%
Sberbank of Russia ADR (b)	306,777	3,918,941
VTB Bank OJSC GDR (a)	12,675	39,843
VTB Bank OJSC GDR (a)	198,526	624,061

		4,582,845

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
Rostelecom OJSC ADR	43,899	1,042,071

ELECTRIC UTILITIES — 1.6%
Federal Hydrogenerating Co. JSC ADR (a)	289,596	565,107
Federal Hydrogenerating Co. JSC ADR (a)	1,612	3,102

		568,209

ENERGY EQUIPMENT & SERVICES — 1.4%
Eurasia Drilling Co., Ltd. GDR	9,680	343,640
Integra Group Holdings GDR (c)	45,642	17,116
TMK OAO GDR	12,833	156,249

		517,005

FOOD & STAPLES RETAILING — 5.5%
Magnit OJSC GDR (a)	9,259	413,729
Magnit OJSC GDR (a)	24,338	1,087,543
O’Key Group SA GDR	13,965	159,201
X5 Retail Group NV GDR (c)	16,725	280,980

		1,941,453

HOUSEHOLD DURABLES — 0.5%
PIK Group GDR (c)	95,606	188,153

INTERNET SOFTWARE & SERVICES — 1.4%
Mail.ru Group, Ltd. GDR	9,627	266,668
Yandex NV (b)(c)	9,433	218,091

		484,759

MEDIA — 0.4%
CTC Media, Inc.	11,527	135,903

METALS & MINING — 9.7%
Evraz PLC	46,308	156,102
IRC, Ltd. (c)	208,000	23,848
Magnitogorsk Iron & Steel Works GDR	27,577	95,505
Mechel OAO ADR (b)	24,351	123,457
MMC Norilsk Nickel OJSC ADR	101,605	1,719,058
Novolipetsk Steel OJSC GDR (a)	1,505	23,836
Novolipetsk Steel OJSC GDR (a)	11,905	188,549
Polymetal International PLC	24,514	322,540
Polyus Gold International, Ltd. (c)	94,128	305,510
Severstal GDR (a)	2,151	19,249
Severstal GDR (a)	30,114	269,490
United Co. RUSAL PLC (c)	411,000	205,959

		3,453,103

OIL, GAS & CONSUMABLE FUELS — 47.7%
Alliance Oil Co., Ltd. SDR (c)	19,049	152,052
Exillon Energy PLC (c)	27,400	63,656
Gazprom Neft JSC ADR	12,809	271,985
Gazprom OAO ADR	694,335	5,975,336
Lukoil OAO ADR (a)	54,874	3,548,945
Lukoil OAO ADR (a)	17,560	1,137,447
NovaTek OAO GDR	13,076	1,408,922
Rosneft Oil Co. GDR	183,035	1,406,929
RusPetro PLC (c)	22,301	11,429
Surgutneftegas OJSC ADR	135,011	1,206,565
Surgutneftegas OJSC ADR Preference Shares	71,415	496,531
Tatneft ADR	32,839	1,313,673

		16,993,470

PHARMACEUTICALS — 1.0%
Pharmstandard GDR (c)	17,910	369,842

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
AFI Development PLC, GDR (c)	98,400	67,847
Etalon Group, Ltd. GDR (c)	24,109	120,545
LSR Group OJSC GDR (a)	38,194	163,478
LSR Group OJSC GDR (a)	5,604	23,987

		375,857

ROAD & RAIL — 0.7%
Globaltrans Investment PLC GDR	16,085	253,821

TRANSPORTATION INFRASTRUCTURE — 0.5%
Novorossiysk Commercial Sea Trade Port PJSC GDR (a)	1,026	8,521
Novorossiysk Commercial Sea Trade Port PJSC GDR (a)	18,613	153,536

		162,057

WIRELESS TELECOMMUNICATION SERVICES — 7.4%
Mobile TeleSystems ADR	77,716	1,614,169
Sistema JSFC GDR	27,962	516,169
VimpelCom, Ltd. ADR	43,720	519,831

		2,650,169

TOTAL COMMON STOCKS —
(Cost $46,212,915)		35,232,828

SHORT TERM INVESTMENTS — 1.4%
UNITED STATES — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Institutional Liquid Reserve Fund 0.13% (d)(e)	354,382	354,382
State Street Navigator Securities Lending Prime Portfolio (d)(f)	151,678	151,678

TOTAL SHORT TERM INVESTMENTS —
(Cost $506,060)		506,060

TOTAL INVESTMENTS — 100.4% (g)
(Cost $46,718,975)		35,738,888
OTHER ASSETS & LIABILITIES — (0.4)%		(150,266)

NET ASSETS — 100.0%		$35,588,622

See accompanying notes to financial statements.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co.	2,476,000	$1,215,250

AIRLINES — 1.2%
Air China, Ltd.	4,094,000	3,639,041
China Eastern Airlines Corp., Ltd. (a)	4,108,000	1,788,698
China Southern Airlines Co., Ltd. (Class H) (b)	13,242,000	7,556,963

		12,984,702

AUTO COMPONENTS — 0.2%
Minth Group, Ltd.	940,000	1,385,300
Xinyi Glass Holdings Co., Ltd. (b)	1,578,000	1,113,981

		2,499,281

AUTOMOBILES — 2.0%
Brilliance China Automotive Holdings, Ltd. (a)(b)	3,974,000	4,668,880
BYD Co., Ltd. (a)(b)	726,000	2,314,738
Dongfeng Motor Group Co., Ltd.	4,342,300	6,097,282
Geely Automobile Holdings, Ltd. (b)	4,095,000	1,988,773
Great Wall Motor Co., Ltd. (Class H) (b)	1,195,500	4,050,376
Guangzhou Automobile Group Co., Ltd. (b)	3,134,637	2,653,033

		21,773,082

BEVERAGES — 0.4%
Tsingtao Brewery Co., Ltd. (b)	624,000	3,979,054

CHEMICALS — 0.9%
China Bluechemical, Ltd. (b)	3,258,000	2,018,767
China Lumena New Materials Corp. (b)	5,288,000	1,137,622
Dongyue Group (b)	921,000	533,903
Fufeng Group, Ltd. (b)	1,266,000	451,755
Huabao International Holdings, Ltd. (b)	1,625,000	705,461
Sinopec Shanghai Petrochemical Co., Ltd.	6,552,000	2,878,182
Yingde Gases (b)	2,028,000	2,259,821

		9,985,511

COMMERCIAL BANKS — 22.8%
Agricultural Bank of China, Ltd. (b)	34,784,000	16,669,112
Bank of China, Ltd.	95,067,700	44,088,516
Bank of Communications Co., Ltd. (b)	9,861,824	7,381,139
China Citic Bank Corp., Ltd. (b)	11,900,471	7,143,977
China Construction Bank Corp.	106,665,623	87,117,164
China Merchants Bank Co., Ltd. (b)	5,332,843	11,294,073
China Minsheng Banking Corp., Ltd. (Class H) (b)	5,358,500	6,826,994
Chongqing Rural Commercial Bank Co., Ltd. (b)	1,692,000	904,562
Industrial & Commercial Bank of China	98,352,789	68,924,810

		250,350,347

COMMERCIAL SERVICES & SUPPLIES — 0.1%
China Everbright International, Ltd.	1,597,000	1,145,909

COMMUNICATIONS EQUIPMENT — 0.8%
AAC Technologies Holdings, Inc. (b)	1,096,245	5,267,523
China All Access Holdings, Ltd. (b)	4,334,000	1,418,119
China Wireless Technologies, Ltd.	1,340,000	440,185
ZTE Corp. (b)	1,101,398	1,901,249

		9,027,076

COMPUTERS & PERIPHERALS — 0.8%
Lenovo Group, Ltd.	8,764,000	8,704,558
TPV Technology, Ltd.	2,248,000	637,102

		9,341,660

CONSTRUCTION & ENGINEERING — 1.6%
China Communications Construction Co., Ltd. (Class H)	7,391,394	6,874,697
China Railway Construction Corp. (Class H)	3,816,875	3,618,893
China Railway Group, Ltd. (b)	8,523,000	4,336,902
China State Construction International Holdings, Ltd.	968,000	1,324,311
Metallurgical Corp. of China, Ltd. (a)(b)	8,299,000	1,603,640

		17,758,443

CONSTRUCTION MATERIALS — 1.4%
Anhui Conch Cement Co., Ltd. (b)	2,043,000	6,776,970
BBMG Corp. (b)	1,033,500	842,760
China National Building Material Co., Ltd. (b)	4,402,000	5,540,317
China Resources Cement Holdings, Ltd. (b)	1,298,000	734,056
China Shanshui Cement Group, Ltd.	2,358,000	1,354,780

		15,248,883

DIVERSIFIED CONSUMER SERVICES — 0.3%
New Oriental Education & Technology Group, Inc. ADR	174,368	3,138,624

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,523,000	1,006,485

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
China Communications Services Corp., Ltd.	2,517,600	1,624,854
China Telecom Corp., Ltd.	20,460,951	10,306,058
China Unicom (Hong Kong), Ltd. (b)	6,297,805	8,437,476

		20,368,388

ELECTRICAL EQUIPMENT — 0.6%
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,732,000	814,387
Dongfang Electric Corp., Ltd. (b)	310,800	514,887
Harbin Electric Co., Ltd.	642,000	521,860
Shanghai Electric Group Co., Ltd. (b)	7,194,000	2,798,771

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Zhuzhou CSR Times Electric Co., Ltd. (b)	633,000	$1,793,975

		6,443,880

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Avic International Holdings, Ltd. (a)	2,808,000	1,023,702
Digital China Holdings, Ltd. (b)	1,259,000	1,702,962
Ju Teng International Holdings, Ltd.	844,000	530,582
Kingboard Chemical Holdings, Ltd. (b)	868,500	2,472,590

		5,729,836

ENERGY EQUIPMENT & SERVICES — 0.6%
Anton Oilfield Services Group (b)	1,214,000	844,505
China Oilfield Services, Ltd.	2,203,900	4,616,389
Honghua Group, Ltd. (b)	1,744,000	811,043
SPT Energy Group, Inc.	1,254,000	588,016

		6,859,953

FOOD & STAPLES RETAILING — 0.9%
China Resources Enterprise, Ltd. (b)	1,887,854	5,593,533
Lianhua Supermarket Holdings Co., Ltd. (b)	805,000	641,914
Sun Art Retail Group Ltd.	1,628,500	2,265,695
Wumart Stores, Inc. (b)	637,000	1,152,117

		9,653,259

FOOD PRODUCTS — 3.6%
Asian Citrus Holdings, Ltd.	1,941,323	1,002,841
China Agri-Industries Holdings, Ltd. (b)	2,764,600	1,428,126
China Mengniu Dairy Co., Ltd.	2,515,110	7,225,233
China Milk Products Group, Ltd. (a)(c)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	3,438,000	1,147,085
China Yurun Food Group, Ltd. (a)(b)	1,888,000	1,293,909
CP Pokphand Co.	5,644,000	625,281
People’s Food Holdings, Ltd.	1,531,000	1,554,941
Shenguan Holdings Group, Ltd. (b)	2,500,000	1,297,882
Tingyi Cayman Islands Holding Corp. (b)	2,929,844	7,642,924
Uni-President China Holdings Ltd. (b)	779,000	893,136
Want Want China Holdings, Ltd.	9,825,933	15,062,975

		39,174,333

GAS UTILITIES — 0.7%
China Gas Holdings, Ltd.	2,756,000	2,747,959
China Oil and Gas Group, Ltd. (a)(b)	3,720,000	733,203
China Resources Gas Group, Ltd. (b)	1,694,000	4,702,737

		8,183,899

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Mindray Medical International, Ltd. ADR (b)	138,248	5,521,625
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	2,496,000	2,260,424

		7,782,049

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Shanghai Pharmaceuticals Holding Co., Ltd.	1,047,800	2,305,453
Sinopharm Group Co. (b)	1,002,000	3,233,445

		5,538,898

HOTELS, RESTAURANTS & LEISURE — 0.5%
Ajisen China Holdings, Ltd. (b)	628,000	497,536
China Travel International Investment Hong Kong, Ltd.	6,554,000	1,274,892
Home Inns & Hotels Management, Inc. ADR (a)	41,793	1,245,014
REXLot Holdings, Ltd.	7,550,000	661,372
Shanghai Jin Jiang International Hotels Group Co., Ltd. (b)	8,760,000	1,523,449

		5,202,263

HOUSEHOLD DURABLES — 0.2%
Haier Electronics Group Co., Ltd. (a)	649,000	1,035,036
Skyworth Digital Holdings, Ltd.	950,497	637,938

		1,672,974

HOUSEHOLD PRODUCTS — 0.1%
NVC Lighting Holdings, Ltd.	3,084,000	711,144

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.9%
China Longyuan Power Group Corp.	3,327,000	3,017,279
China Resources Power Holdings Co., Ltd.	2,868,112	8,590,314
Datang International Power Generation Co., Ltd.	7,896,287	3,489,049
Huaneng Power International, Inc.	5,058,129	5,395,233

		20,491,875

INDUSTRIAL CONGLOMERATES — 1.4%
Beijing Enterprises Holdings, Ltd. (b)	933,500	7,191,268
Citic Pacific, Ltd. (b)	2,819,000	3,660,544
Shanghai Industrial Holdings, Ltd.	1,416,000	4,450,851

		15,302,663

INSURANCE — 5.7%
China Life Insurance Co., Ltd.	10,356,040	26,815,121
China Pacific Insurance Group Co., Ltd.	2,102,200	6,919,185
China Taiping Insurance Holdings Co., Ltd. (a)	1,435,400	2,451,921
New China Life Insurance Co. Ltd. (b)	502,600	1,712,530
PICC Property & Casualty Co., Ltd.	3,774,759	4,848,131
Ping An Insurance Group Co. of China, Ltd. (b)	2,514,300	19,498,607

		62,245,495

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

INTERNET & CATALOG RETAIL — 0.4%
Ctrip.com International, Ltd. ADR (a)(b)	230,797	$4,934,440

INTERNET SOFTWARE & SERVICES — 8.4%
Baidu, Inc. ADR (a)(b)	360,884	31,649,527
NetEase, Inc. ADR	116,398	6,375,118
Sina Corp. (a)	88,309	4,290,934
Sohu.com, Inc. (a)(b)	61,450	3,048,535
Tencent Holdings, Ltd.	1,424,083	45,276,250
Youku Tudou, Inc. ADR (a)(b)	98,244	1,647,552

		92,287,916

IT SERVICES — 0.2%
Travelsky Technology, Ltd.	3,615,000	2,379,683

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Sunny Optical Technology Group Co., Ltd.	567,000	654,457

MACHINERY — 0.9%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (b)	1,529,800	1,846,563
China National Materials Co., Ltd. (b)	1,854,000	494,390
China Rongsheng Heavy Industries Group Holdings, Ltd. (b)	3,267,000	530,285
Lonking Holdings, Ltd. (b)	3,935,000	897,239
Weichai Power Co., Ltd. (b)	949,920	3,163,280
Yangzijiang Shipbuilding Holdings, Ltd. (b)	4,068,000	3,180,687

		10,112,444

MARINE — 0.5%
China COSCO Holdings Co., Ltd. (a)(b)	5,386,175	2,539,520
China Shipping Container Lines Co., Ltd. (a)(b)	6,614,500	1,789,395
China Shipping Development Co., Ltd. (b)	2,139,800	1,039,213

		5,368,128

MEDIA — 0.4%
Focus Media Holding, Ltd. ADR (b)	145,060	3,889,059

METALS & MINING — 1.8%
Aluminum Corp. of China, Ltd. (a)(b)	8,152,000	3,139,969
Angang Steel Co., Ltd. (a)(b)	2,499,720	1,368,580
China Metal Recycling Holdings, Ltd. (b)(c)	468,600	484,135
China Molybdenum Co., Ltd. (b)	2,363,000	1,034,982
Jiangxi Copper Co., Ltd. (Class H)	2,506,000	5,533,270
Maanshan Iron & Steel (a)(b)	5,054,000	1,315,154
North Mining Shares Co., Ltd. (a)	5,710,000	301,585
Shougang Fushan Resources Group, Ltd. (b)	1,018,000	453,747
Zhaojin Mining Industry Co., Ltd. (b)	1,564,000	2,099,397
Zijin Mining Group Co., Ltd. (b)	12,174,750	4,015,041

		19,745,860

MULTILINE RETAIL — 0.4%
Golden Eagle Retail Group, Ltd. (b)	1,068,120	1,926,363
Intime Department Store Group Co., Ltd.	1,184,500	1,345,840
Parkson Retail Group, Ltd. (b)	2,518,000	1,498,607

		4,770,810

OIL, GAS & CONSUMABLE FUELS — 13.6%
China Coal Energy Co., Ltd (b)	6,369,013	5,677,645
China Petroleum & Chemical Corp.	23,905,877	28,147,567
China Shenhua Energy Co., Ltd.	5,209,200	18,923,878
CNOOC, Ltd.	22,014,174	42,311,772
Inner Mongolia Yitai Coal Co. Ltd. (a)(b)	348,100	1,943,941
Kunlun Energy Co., Ltd.	3,773,400	8,020,599
MIE Holdings Corp.	1,924,000	475,879
Newocean Energy Holdings, Ltd. (b)	1,022,000	583,236
PetroChina Co., Ltd.	29,270,930	38,386,127
United Energy Group, Ltd. (a)(b)	4,068,000	676,022
Yanzhou Coal Mining Co., Ltd. (b)	3,143,900	4,236,336

		149,383,002

PAPER & FOREST PRODUCTS — 0.5%
Lee & Man Paper Manufacturing, Ltd. (b)	2,994,000	2,345,014
Nine Dragons Paper Holdings, Ltd. (b)	2,837,000	2,664,261

		5,009,275

PERSONAL PRODUCTS — 0.8%
Hengan International Group Co., Ltd.	864,500	8,458,294

PHARMACEUTICALS — 0.8%
China Medical System Holdings, Ltd.	915,000	928,832
China Shineway Pharmaceutical Group, Ltd. (b)	460,000	826,058
Guangzhou Pharmaceutical Co. Ltd.	320,000	1,071,799
Shandong Luoxin Pharmacy Stock Co., Ltd.	294,000	389,341
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	2,953,000	1,460,780
Sino Biopharmaceutical	3,824,000	2,669,975
WuXi PharmaTech Cayman, Inc. ADR (a)	108,849	1,870,026

		9,216,811

REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.2%
Agile Property Holdings, Ltd. (b)	2,825,109	3,366,409
China Overseas Land & Investment, Ltd. (b)	5,769,862	15,906,301
China Resources Land, Ltd. (b)	3,130,000	8,749,718
China South City Holdings, Ltd. (b)	10,966,000	1,836,460
Country Garden Holdings Co. (a)(b)	11,416,910	5,706,506
Evergrande Real Estate Group, Ltd. (b)	5,823,000	2,347,908
Franshion Properties China, Ltd. (b)	1,248,000	408,355
Greentown China Holdings, Ltd. (a)(b)	524,000	985,540

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Guangzhou R&F Properties Co., Ltd. (Class H) (b)	2,047,024	$3,433,396
Hopson Development Holdings, Ltd. (a)	702,000	1,016,467
Kaisa Group Holdings, Ltd. (a)(b)	1,974,000	556,905
KWG Property Holding, Ltd. (b)	377,500	236,343
Longfor Properties Co., Ltd.	1,293,000	2,138,718
Poly Hong Kong Investments, Ltd. (a)	2,037,000	1,288,435
Renhe Commercial Holdings Co., Ltd. (a)(b)	16,634,000	996,414
Shenzhen Investment, Ltd.	2,470,000	989,572
Shimao Property Holdings, Ltd. (b)	2,380,941	4,570,092
Shui On Land, Ltd. (b)	1,759,000	756,837
Sino-Ocean Land Holdings, Ltd. (b)	6,455,583	3,891,986
Soho China, Ltd. (b)	1,626,500	1,357,748
Sunac China Holdings, Ltd.	1,758,000	1,238,786
Yanlord Land Group, Ltd. (a)(b)	1,882,000	2,275,512
Yuexiu Property Co., Ltd.	9,772,000	2,819,821
Yuzhou Properties Co. (b)	3,727,200	907,475

		67,781,704

ROAD & RAIL — 0.2%
Guangshen Railway Co., Ltd. (b)	4,670,000	2,286,075

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
GCL Poly Energy Holdings, Ltd. (b)	8,298,000	1,688,964
Semiconductor Manufacturing International Corp. (a)	35,530,000	2,105,441

		3,794,405

SOFTWARE — 0.2%
AsiaInfo-Linkage, Inc. (a)(b)	122,217	1,450,716
Kingsoft Corp., Ltd.	897,000	825,051
NetDragon Websoft, Inc. (b)	373,500	427,261

		2,703,028

SPECIALTY RETAIL — 1.1%
Belle International Holdings, Ltd.	5,320,000	8,840,795
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	499,000	325,911
GOME Electrical Appliances Holding, Ltd. (a)(b)	10,757,000	1,177,877
Hengdeli Holdings, Ltd. (b)	4,151,360	1,160,487
Zhongsheng Group Holdings, Ltd. (b)	927,000	1,122,529

		12,627,599

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Anta Sports Products, Ltd. (b)	926,000	792,080
Bosideng International Holdings, Ltd. (b)	5,670,000	1,760,314
Cecep Costin New Materials Group, Ltd.	1,543,000	644,022
China Dongxiang Group Co.	7,672,000	1,185,987
Li Ning Co., Ltd. (a)(b)	1,577,500	928,700
Ports Design, Ltd. (b)	853,500	713,573
Shenzhou International Group Holdings, Ltd.	208,000	585,470

		6,610,146

TRANSPORTATION INFRASTRUCTURE — 2.7%
Anhui Expressway Co., Ltd.	3,118,000	1,594,618
Beijing Capital International Airport Co., Ltd.	3,375,939	2,457,158
China Merchants Holdings International Co., Ltd.	2,215,182	7,262,518
COSCO Pacific, Ltd.	2,868,273	4,138,362
Jiangsu Expressway Co., Ltd. (b)	7,500,795	7,507,897
Shenzhen Expressway Co., Ltd.	4,392,000	1,646,438
Shenzhen International Holdings, Ltd.	7,162,500	858,099
Zhejiang Expressway Co., Ltd. (Class H)	5,020,000	3,964,187

		29,429,277

WATER UTILITIES — 0.6%
Beijing Enterprises Water Group, Ltd.	2,286,000	680,265
Guangdong Investment, Ltd. (b)	6,308,000	5,541,994

		6,222,259

WIRELESS TELECOMMUNICATION SERVICES — 6.8%
China Mobile, Ltd.	7,075,504	74,923,696

TOTAL COMMON STOCKS —
(Cost $1,143,607,692)		1,097,403,584

RIGHTS — 0.0% (d)
TEXTILES, APPAREL & LUXURY GOODS — 0.0% (d)
Li Ning Co., Ltd. (expiring 4/15/13) (a) (Cost $0)	798,750	110,099

SHORT TERM INVESTMENTS — 13.2%
UNITED STATES — 13.2%
MONEY MARKET FUNDS — 13.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	144,250,283	144,250,283
State Street Institutional Liquid Reserve Fund 0.13% (f)(g)	1,068,451	1,068,451

TOTAL SHORT TERM INVESTMENTS —
(Cost $145,318,734)		145,318,734

TOTAL INVESTMENTS — 113.2% (h)
(Cost $1,288,926,426)		1,242,832,417
OTHER ASSETS & LIABILITIES — (13.2)%		(144,848,519)

NET ASSETS — 100.0%		$1,097,983,898

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF
MARCH 31, 2013*

PERCENT OF
COUNTRY	NET ASSETS

China	72.6%
Hong Kong	27.4
United States Short Term Investments	13.2
Other Assets And Liabilities	(13.2)

Total	100.0%

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 97.8%
BRAZIL — 13.5%
All America Latina Logistica SA	12,447	$62,348
Banco Bradesco SA Preference Shares ADR (a)	153,450	2,611,719
Banco do Brasil SA	40,461	550,824
Banco Santander Brasil SA	15,835	114,737
BM&FBOVESPA SA	95,168	643,783
BR Malls Participacoes SA	35,044	437,279
Bradespar SA Preference Shares	24,769	323,440
Brasil Brokers Participacoes SA	9,613	34,326
Braskem SA Preference Shares ADR (a)	9,660	130,796
BRF — Brasil Foods SA ADR	26,401	583,726
CCR SA	20,880	212,699
Centrais Eletricas Brasileiras SA ADR	30,938	105,808
Cia Hering	2,423	43,380
Cielo SA	2,770	81,780
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (a)	12,229	651,561
Companhia de Bebidas das Americas Preference Shares ADR	79,989	3,385,934
Companhia de Saneamento Basico do Estado de Sao Paulo (b)	13,001	621,567
Companhia Energetica de Minas Gerais ADR (a)	46,774	554,272
Companhia Energetica de Sao Paulo Preference Shares	3,040	30,681
Companhia Siderurgica Nacional SA ADR (a)	79,115	354,435
Cosan SA Industria e Comercio	9,796	220,275
Cyrela Brazil Realty SA	27,598	237,198
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,553	31,413
Diagnosticos da America SA	11,302	65,524
Duratex SA	16,758	135,470
Empresa Brasileira de Aeronautica SA	42,149	376,265
Fibria Celulose SA ADR (a)(b)	15,220	183,705
Gafisa SA (b)	6,690	13,404
Gerdau SA ADR	58,921	454,281
Hypermarcas SA (b)	2,562	20,190
Investimentos Itau SA	50,488	360,816
Investimentos Itau SA Preference Shares	264,676	1,384,845
Itau Unibanco Holding SA Preference Shares ADR	168,877	3,006,011
JBS SA (b)	11,060	37,299
LLX Logistica SA (b)	4,744	4,941
Lojas Americanas SA Preference Shares	31,607	272,751
Lojas Renner SA	17,852	669,511
Metalurgica Gerdau SA Preference Shares	30,759	297,468
MMX Mineracao e Metalicos SA (b)	16,176	17,730
MRV Engenharia e Participacoes SA	5,352	22,270
Natura Cosmeticos SA	15,082	369,355
OGX Petroleo e Gas Participacoes SA (b)	54,050	61,922
Oi SA ADR (c)	5,729	19,249
Oi SA ADR (a)(c)	30,292	92,088
PDG Realty SA Empreendimentos e Participacoes	35,519	54,784
Petroleo Brasileiro SA ADR	77,846	1,289,908
Petroleo Brasileiro SA ADR	107,108	1,944,010
Souza Cruz SA	49,786	729,377
Telefonica Brasil SA ADR	11,129	296,922
Telefonica Brasil SA Preference Shares	27,852	745,216
Tim Participacoes SA ADR	12,252	268,074
Tractebel Energia SA ADR	12,416	214,176
Usinas Siderurgicas de Minas Gerais SA ADR (b)	46,298	247,754
Vale SA ADR (a)	98,320	1,699,953
Vale SA Preference Shares ADR	149,069	2,464,111
Weg SA	24,488	316,248

		30,159,609

CHILE — 2.4%
Antarchile SA	17,542	284,465
Compania General de Electricidad SA	42,142	265,314
Empresa Electrica Pilmaiquen	21,382	99,669
Empresa Nacional de Electricidad SA ADR	9,110	483,559
Empresas COPEC SA	40,394	586,451
Empresas Iansa SA	433,685	32,525
Enersis SA ADR	33,470	643,963
Enjoy SA	188,063	46,642
Latam Airlines Group SA, ADR (a)	23,357	507,781
Madeco SA	919,864	38,023
Multiexport Foods SA	171,105	55,131
Parque Arauco SA	225,875	583,660
SACI Falabella	122,427	1,474,055
Socovesa SA	73,328	36,528
Vina Concha y Toro SA ADR	5,979	233,181

		5,370,947

CHINA — 13.8%
Agricultural Bank of China, Ltd. (a)	502,000	240,567
Air China, Ltd.	204,000	181,330
Aluminum Corp. of China, Ltd. (a)(b)	340,000	130,960
Angang Steel Co., Ltd. (a)(b)	70,640	38,675
Anhui Conch Cement Co., Ltd. (a)	204,000	676,702
Baidu, Inc. ADR (a)(b)	20,822	1,826,089
Bank of China, Ltd.	2,689,900	1,247,466
Bank of Communications Co., Ltd. (a)	543,864	407,058
Brilliance China Automotive Holdings, Ltd. (b)	150,000	176,229
China Citic Bank Corp., Ltd. (a)	380,000	228,118
China Coal Energy Co., Ltd (a)	340,000	303,092
China Communications Construction Co., Ltd. (Class H)	311,000	289,260
China Construction Bank Corp.	3,415,280	2,789,366
China COSCO Holdings Co., Ltd. (a)(b)	238,425	112,415
China Fangda Group Co., Ltd. (b)	100,300	35,403
China Life Insurance Co., Ltd.	582,000	1,506,985
China Merchants Bank Co., Ltd.	290,645	615,538
China National Building Material Co., Ltd. (a)	60,000	75,515

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

China Oilfield Services, Ltd.	272,000	$569,744
China Petroleum & Chemical Corp.	1,314,000	1,547,147
China Railway Construction Corp. (Class H)	170,000	161,182
China Railway Group, Ltd.	306,000	155,707
China Shenhua Energy Co., Ltd.	272,000	988,116
China Shipping Container Lines Co., Ltd. (a)(b)	548,350	148,343
China Shipping Development Co., Ltd. (a)	136,000	66,050
China Telecom Corp., Ltd.	1,226,000	617,529
China Wireless Technologies, Ltd.	88,000	28,908
Chongqing Machinery & Electric Co., Ltd.	50,000	7,085
Ctrip.com International, Ltd. ADR (a)(b)	13,746	293,890
Datang International Power Generation Co., Ltd.	408,000	180,279
Dongfang Electric Corp., Ltd. (a)	13,600	22,530
Dongfeng Motor Group Co., Ltd.	340,000	477,414
Focus Media Holding, Ltd. ADR (a)	7,669	205,606
Great Wall Motor Co., Ltd. (Class H) (a)	54,250	183,800
Guangdong Electric Power Development Co. Ltd.	79,000	50,885
Guangshen Railway Co., Ltd.	272,000	133,150
Guangzhou Automobile Group Co., Ltd. (a)	156,636	132,571
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	122,400	205,297
Harbin Electric Co., Ltd.	68,000	55,275
Hengan International Group Co., Ltd.	5,000	48,920
Huadian Power International Co. (b)	408,000	193,419
Huaneng Power International, Inc.	340,000	362,660
Huangshan Tourism Development Co., Ltd.	31,400	46,221
Industrial & Commercial Bank of China	3,216,590	2,254,159
Jiangsu Expressway Co., Ltd. (a)	206,000	206,195
Jiangsu Future Land Co., Ltd.	80,700	63,672
Jiangxi Copper Co., Ltd. (Class H)	70,000	154,561
Konka Group Co., Ltd.	311,500	103,129
Maanshan Iron & Steel (a)(b)	204,000	53,085
Mindray Medical International, Ltd. ADR	652	26,041
NetEase, Inc. ADR	8,112	444,294
New Oriental Education & Technology Group, Inc. ADR	5,090	91,620
Nine Dragons Paper Holdings, Ltd. (a)	102,000	95,789
Parkson Retail Group, Ltd.	84,634	50,371
PetroChina Co., Ltd.	1,496,000	1,961,866
PICC Property & Casualty Co., Ltd.	291,200	374,004
Ping An Insurance Group Co. of China, Ltd.	96,000	744,488
Semiconductor Manufacturing International Corp. (b)	1,152,000	68,265
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	96,000	86,939
Shanghai Dajiang Group, Class B (b)	268,201	76,706
Shanghai Electric Group Co., Ltd. (a)	340,000	132,274
Shanghai Jinjiang International Industrial Investment Co. Ltd.	37,400	29,845
Shanghai Jinqiao Export Processing Zone Development Co. Ltd.	74,934	71,787
Shenzhen Expressway Co., Ltd.	272,000	101,965
Sina Corp. (b)	3,894	189,209
Sinopec Shanghai Petrochemical Co., Ltd.	272,000	119,485
Suntech Power Holdings Co., Ltd. ADR (a)(b)	6,595	2,572
Tencent Holdings, Ltd.	101,700	3,233,375
Tingyi Cayman Islands Holding Corp. (a)	204,000	532,164
Travelsky Technology, Ltd.	247,000	162,595
Want Want China Holdings, Ltd.	376,000	576,401
Weiqiao Textile Co. (a)	85,500	47,582
Yanzhou Coal Mining Co., Ltd. (a)	204,000	274,886
Zhejiang Expressway Co., Ltd. (Class H)	272,000	214,793
Zhejiang Southeast Electric Power Co.	201,500	149,513
Zhuzhou CSR Times Electric Co., Ltd. (a)	24,000	68,018
Zijin Mining Group Co., Ltd. (a)	411,000	135,541
ZTE Corp. (a)	89,273	154,104

		30,813,789

COLOMBIA — 0.6%
Almacenes Exito SA	3,848	69,466
Bancolombia SA	10,706	168,672
BanColombia SA ADR	3,886	245,790
Bolsa de Valores de Colombia	6,989,107	115,848
Empresa de Telecomunicaciones de Bogota (b)	202,992	45,862
Fabricato SA (b)(d)	1,263,333	13,822
Grupo Argos SA	3,103	36,937
Grupo Aval Acciones y Valores (d)	245,418	169,833
Grupo Nutresa SA	3,864	54,958
Grupo Odinsa SA	16,905	92,293
Interbolsa SA/Colombia (b)(d)	52,588	0
Interconexion Electrica SA ESP	15,615	76,879
Isagen SA ESP	68,843	95,657
Tableros y Maderas de Caldas SA	25,152,373	108,700

		1,294,717

CZECH REPUBLIC — 0.4%
CEZ AS	14,170	415,658
Komercni Banka AS	1,492	285,500
Telefonica O2 Czech Republic AS	9,967	150,531
Unipetrol (b)	10,098	86,019

		937,708

EGYPT — 0.5%
Commercial International Bank Egypt SAE	92,019	414,170
Egyptian Financial Group-Hermes Holding (b)	40,116	59,263
Egyptian Kuwait Holding Co.	41,882	50,259
Orascom Construction Industries (b)	11,563	409,997
Orascom Telecom Holding SAE (b)	49,368	32,002

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Orascom Telecom Holding SAE GDR (b)(e)	1,279	$4,067
Orascom Telecom Holding SAE GDR (b)	28,985	92,172
Orascom Telecom Media & Technology Holding SAE	45,843	4,852

		1,066,782

HONG KONG — 5.9%
AAC Technologies Holdings, Inc.	136,000	653,488
Agile Property Holdings, Ltd. (a)	204,000	243,087
Beijing Capital International Airport Co., Ltd.	204,000	148,480
Belle International Holdings, Ltd.	94,000	156,210
Chailease Holding Co., Ltd.	9,000	24,951
Chaoda Modern Agriculture Holdings, Ltd. (a)(b)(f)	136,550	0
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	39,000	18,338
China Mengniu Dairy Co., Ltd.	102,000	293,018
China Merchants Holdings International Co., Ltd.	75,709	248,213
China Mobile Games & Entertainment Group, Ltd. ADR (b)	76	682
China Mobile, Ltd.	369,500	3,912,697
China Overseas Land & Investment, Ltd. (a)	275,200	758,669
China Power International Development, Ltd. (a)	340,000	109,499
China Resources Enterprise, Ltd.	68,000	201,478
China Resources Land, Ltd. (a)	136,000	380,179
China Resources Power Holdings Co., Ltd.	141,600	424,108
China Travel International Investment Hong Kong, Ltd.	340,000	66,137
China Unicom (Hong Kong), Ltd. (a)	277,668	372,005
China Yurun Food Group, Ltd. (a)(b)	12,000	8,224
Citic Pacific, Ltd. (a)	68,000	88,300
CNOOC, Ltd.	1,117,000	2,146,901
Comba Telecom Systems Holdings, Ltd. (a)	36,780	12,461
COSCO Pacific, Ltd.	139,123	200,727
Digital China Holdings, Ltd.	36,000	48,695
Guangdong Investment, Ltd. (a)	274,000	240,727
Hengdeli Holdings, Ltd. (a)	816,000	228,108
Kingboard Chemical Holdings, Ltd.	54,450	155,017
Kingboard Laminates Holdings, Ltd.	39,500	17,403
Kunlun Energy Co., Ltd.	340,000	722,691
KWG Property Holding, Ltd.	62,000	38,817
Lenovo Group, Ltd.	476,000	472,771
Li Ning Co., Ltd. (a)(b)	68,000	40,033
Real Nutriceutical Group, Ltd. (a)	24,000	5,905
Shimao Property Holdings, Ltd.	102,000	195,784
Sino Biopharmaceutical	124,000	86,579
Sino-Ocean Land Holdings, Ltd. (a)	244,186	147,217
Sinotrans, Ltd.	340,000	70,955
Tianneng Power International, Ltd.	22,000	14,709
VODone, Ltd.	120,200	8,826
Wasion Group Holdings, Ltd.	18,000	10,319
Yuexiu Property Co., Ltd.	476,000	137,355
Yuexiu Transport Infrastructure, Ltd.	1,258	658

		13,110,421

HUNGARY — 0.4%
MOL Hungarian Oil and Gas NyRt	4,738	333,662
OTP Bank NyRt	19,160	346,316
Richter Gedeon NyRt	1,638	229,495

		909,473

INDIA — 8.0%
Adani Enterprises, Ltd.	974	3,624
Alok Industries Ltd.	241,131	36,380
Ambuja Cements, Ltd.	13,957	44,735
Ambuja Cements, Ltd. GDR	17,217	55,008
Amtek Auto, Ltd.	7,909	9,335
Anant Raj, Ltd.	54,397	62,854
Apollo Hospitals Enterprise, Ltd.	4,856	74,953
Ashok Leyland, Ltd.	29,202	11,740
Aurobindo Pharma, Ltd.	7,914	21,252
Axis Bank, Ltd.	6,032	144,357
Bajaj Hindusthan, Ltd.	83,046	28,955
Bajaj Holdings and Investment, Ltd.	2,755	46,239
Balrampur Chini Mills, Ltd. (b)	41,369	33,187
BF Investment, Ltd. (b)	9,745	7,584
Bharat Heavy Electricals, Ltd.	63,137	205,616
Bharti Airtel, Ltd.	123,499	662,941
Biocon, Ltd.	2,194	11,047
Britannia Industries Ltd.	4,146	40,045
Cipla, Ltd.	43,096	301,117
Core Education & Technologies, Ltd.	9,243	8,733
Development Credit Bank Ltd. (b)	114,411	90,518
Dewan Housing Finance Corp., Ltd.	14,224	42,423
Dr. Reddy’s Laboratories, Ltd. ADR	12,618	408,192
Educomp Solutions, Ltd.	17,141	19,806
Era Infra Engineering, Ltd.	3,285	8,120
Fortis Healthcare, Ltd. (b)	22,522	41,542
GAIL India, Ltd.	47,417	277,653
Gammon India, Ltd.	2,919	1,238
Gateway Distriparks, Ltd.	13,476	30,696
Godrej Industries, Ltd.	23,161	125,329
Grasim Industries, Ltd. GDR (c)	180	9,317
Grasim Industries, Ltd. GDR (c)	803	41,595
Gruh Finance Ltd.	18,947	73,313
GTL Infrastructure Ltd. (b)	318,734	15,541
GTL, Ltd. (b)	2,066	565
Gujarat NRE Coke, Ltd.	13,506	4,162
GVK Power & Infrastructure, Ltd. (b)	119,356	20,094
HCL Technologies, Ltd.	12,128	177,401
HDFC Bank, Ltd.	90,585	1,042,269
Hero Motocorp, Ltd.	13,796	391,416
Hindalco Industries, Ltd.	43,925	74,030
Hindustan Construction Co. (b)	14,843	3,728
Hindustan Unilever, Ltd.	109,485	940,644
Housing Development & Infrastructure, Ltd. (b)	12,538	10,658
Housing Development Finance Corp., Ltd.	93,693	1,424,358
ICICI Bank, Ltd. ADR	19,584	840,154
IDFC, Ltd.	37,497	99,072
India Infoline, Ltd.	169,679	189,347

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Indiabulls Infrastructure & Power, Ltd. (b)	49,183	$4,072
Indiabulls Real Estate, Ltd. (b)	18,012	18,078
Indian Hotels Co., Ltd.	59,274	58,402
Infosys Technologies, Ltd. ADR (a)	34,099	1,838,277
IRB Infrastructure Developers, Ltd.	3,894	8,128
ITC, Ltd. GDR (c)(e)	45,359	258,261
ITC, Ltd. GDR (c)	3,032	17,264
IVRCL Infrastructures & Projects, Ltd. (b)	15,213	5,388
Jain Irrigation Systems, Ltd. (c)	10,339	11,671
Jain Irrigation Systems, Ltd. (c)	461	252
Jaiprakash Associates, Ltd.	55,605	66,961
Jet Airways India, Ltd. (b)	12,267	116,892
Jindal Steel & Power, Ltd.	5,105	32,664
Lanco Infratech, Ltd. (b)	31,019	5,879
Larsen & Toubro, Ltd. GDR (a)	13,961	350,421
LIC Housing Finance, Ltd.	13,635	56,422
Mahanagar Telephone Nigam (b)	46,021	15,580
Mahindra & Mahindra Financial Services, Ltd.	12,295	44,113
Mahindra & Mahindra, Ltd. GDR	23,916	381,221
Maruti Suzuki India, Ltd.	10,406	245,302
Monnet Ispat, Ltd.	5,461	20,055
MRF, Ltd.	120	26,433
Nagarjuna Construction Co., Ltd.	10,226	6,247
Oil & Natural Gas Corp., Ltd.	123,387	706,950
OnMobile Global, Ltd.	3,167	2,074
Opto Circuits India, Ltd.	4,889	5,393
OVANITC, Ltd.	6,748	38,421
PTC India, Ltd.	39,663	43,750
Punj Lloyd, Ltd.	11,063	11,348
REI Agro, Ltd.	37,593	6,986
Reliance Capital, Ltd.	5,458	31,402
Reliance Communications, Ltd.	67,127	68,300
Reliance Industries, Ltd. GDR (e)	54,047	1,539,259
Reliance Infrastructure, Ltd.	16,041	95,759
Rolta India, Ltd.	5,105	6,190
Ruchi Soya Industries Ltd.	29,160	33,586
Satyam Computer Services, Ltd. (b)	39,053	92,261
SE Investments Ltd.	24,673	175,616
Sesa Goa, Ltd.	22,504	64,386
Shree Renuka Sugars, Ltd. (b)	65,970	26,946
Shriram Transport Finance Co. Ltd.	3,559	45,475
Siemens India, Ltd.	14,623	147,616
Sintex Industries, Ltd.	36,848	31,221
State Bank of India GDR	3,165	263,803
Strides Arcolab, Ltd.	2,090	33,532
Sun TV Network, Ltd.	4,856	34,890
Suzlon Energy, Ltd. (b)	298,585	74,715
Tata Communications Ltd.	10,911	46,967
Tata Consultancy Services, Ltd.	29,735	862,096
Tata Motors, Ltd. ADR	16,341	398,884
Tata Power Co., Ltd.	137,480	244,100
Tata Steel, Ltd.	23,250	133,832
Ultratech Cement, Ltd. GDR	369	12,689
Unitech, Ltd. (b)	101,750	44,089
United Breweries, Ltd.	3,411	43,907
United Spirits, Ltd.	3,552	124,117
Videocon Industries, Ltd.	17,575	65,805
VST Industries Ltd.	1,276	35,591
Wipro, Ltd. ADR (a)	34,234	345,763
Wockhardt Ltd. (b)	1,148	42,357
Zee Entertainment Enterprises, Ltd.	26,772	103,665

		17,884,607

INDONESIA — 3.7%
Agis Tbk PT (b)	421,500	19,736
Astra International Tbk PT	2,035,500	1,654,793
Bank Central Asia Tbk PT	1,210,000	1,419,501
Bank Danamon Indonesia Tbk PT	291,218	193,296
Bank Mandiri Tbk PT	721,449	742,422
Bank Rakyat Indonesia Persero Tbk PT	1,103,000	993,182
Barito Pacific Tbk PT (b)	576,000	25,784
Bumi Resources Tbk PT	1,040,500	73,882
BW Plantation Tbk PT	235,000	32,164
Garuda Indonesia Tbk PT (b)	772,000	51,639
Indofood Sukses Makmur Tbk PT	759,000	581,894
Indosat Tbk PT	153,000	102,341
Kalbe Farma Tbk PT	4,193,000	535,047
Lippo Karawaci Tbk PT	343,500	48,428
Mayora Indah Tbk PT	18,500	51,593
Medco Energi Internasional Tbk PT	396,500	66,100
Perusahaan Gas Negara Persero Tbk PT	872,000	533,923
Telekomunikasi Indonesia Tbk PT	442,500	500,900
Tiga Pilar Sejahtera Food Tbk	360,000	47,420
United Tractors Tbk PT	253,318	474,442
XL Axiata Tbk PT	39,000	21,070

		8,169,557

MALAYSIA — 3.5%
Aeon Co. M Bhd	256,400	1,044,976
Aeon Credit Service M Bhd	6,500	27,331
AirAsia Bhd	72,400	66,169
Alliance Financial Group Bhd	277,800	394,743
Berjaya Sports Toto Bhd	131,306	174,707
Bintulu Port Holdings Bhd (d)	94	213
Bursa Malaysia Bhd	57,293	128,592
Carlsberg Brewery Malay Bhd	371,697	1,656,522
Dialog Group Bhd	704,809	537,171
Digi.Com Bhd	358,600	536,192
Genting Bhd	217,000	702,193
Genting Malaysia Bhd	28,800	33,669
Guan Chong Bhd	43,600	25,063
IGB Corp. Bhd	295,653	214,829
IOI Corp. Bhd	342,460	517,589
KNM Group Bhd (b)	237,018	36,358
Malaysian Airline System Bhd (b)	320,700	79,230
Malaysian Resources Corp. Bhd	390,900	180,522
Multi-Purpose Holdings Bhd	206,660	241,598
Naim Holdings Bhd	87	61
OSK Holdings Bhd	342,306	162,503
OSK Ventures International Bhd	38,900	4,271
SP Setia Bhd	20,800	22,167
TA Enterprise Bhd	353,000	58,140
TA Global Bhd	143,240	11,333
TA Global Bhd Preference Shares	136,426	10,574
Tebrau Teguh Bhd (b)	25,200	11,800

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

UEM Land Holdings Bhd (b)	559,488	$493,267
Unisem M Bhd	22,000	6,323
WCT Bhd	419,170	322,178

		7,700,284

MEXICO — 6.7%
Alfa SAB de CV (Class A)	361,401	883,355
America Movil SAB de CV (a)	2,813,737	2,984,956
Axtel SAB de CV (b)	110,681	33,637
Cemex SAB de CV (a)(b)	661,690	805,988
Coca-Cola Femsa SAB de CV	42,254	684,843
Consorcio ARA SAB de CV (b)	109,973	44,919
Corporacion GEO SAB de CV (a)(b)	46,695	28,155
Desarrolladora Homex SAB de CV (a)(b)	20,534	31,069
Empresas ICA SAB de CV (b)	45,087	150,581
Fomento Economico Mexicano SAB de CV	151,483	1,706,081
Grupo Aeroportuario del Sureste SAB de CV (a)	43,572	592,606
Grupo Bimbo SAB de CV (a)	216,023	691,356
Grupo Elektra SA de CV	3,417	134,765
Grupo Financiero Banorte SAB de CV	105,894	846,867
Grupo Financiero Inbursa SA (a)	84,876	247,836
Grupo Mexico SAB de CV	229,576	928,228
Grupo Modelo SAB de CV (a)	56,238	510,233
Grupo Televisa SA de CV (Series CPO) (a)	128,467	682,463
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	114,487	247,547
Industrias CH SAB, Series B (a)(b)	29,419	256,373
Industrias Penoles SA de CV	10,201	484,804
Kimberly-Clark de Mexico SAB de CV	177,871	621,438
Sare Holding SAB de CV (Class B) (a)(b)	130,764	6,369
TV Azteca SAB de CV (a)	252,996	179,611
Urbi Desarrollos Urbanos SA de CV (a)(b)	49,271	12,698
Wal-Mart de Mexico SAB de CV	372,580	1,219,876

		15,016,654

MOROCCO — 0.4%
Banque Marocaine du Commerce Exterieur	18,965	373,137
Banque Marocaine pour le Commerce et l’Industrie SA	1,671	151,795
Douja Promotion Groupe Addoha SA	11,521	78,910
Holcim Maroc SA	1,008	174,875

		778,717

PERU — 1.1%
Compania de Minas Buenaventura SA ADR	19,321	501,573
Credicorp, Ltd.	6,590	1,094,270
Southern Copper Corp. (a)	17,313	650,449
Volcan Compania Minera SAA (Class B)	267,473	228,230

		2,474,522

PHILIPPINES — 1.4%
Ayala Land, Inc.	880,680	705,666
Bank of the Philippine Islands	281,348	758,350
BDO Unibank, Inc. (b)	224,854	494,502
Cebu Air, Inc.	95,440	159,028
Cebu Holdings, Inc.	485,500	54,962
East West Banking Corp. (b)	53,500	43,786
Filinvest Land, Inc.	4,053,000	196,642
First Philippine Holdings Corp.	26,840	69,057
GMA Holdings, Inc.	235,400	57,336
Megawide Construction Corp.	161,400	71,584
Philippine Long Distance Telephone Co.	6,765	495,315

		3,106,228

POLAND — 0.9%
Asseco Poland SA	5,639	72,818
Bank Pekao SA	10,297	497,050
Bioton SA (b)	236,636	3,638
BRE Bank SA (b)	1,666	175,182
Getin Holding SA (b)	20,707	17,317
Getin Noble Bank SA (b)	56,250	30,266
Globe Trade Centre SA (b)	12,637	29,723
Grupa Lotos SA (b)	7,693	96,741
KGHM Polska Miedz SA	11,028	535,048
Orbis SA	5,276	58,382
Polimex- Mostostal SA (b)	49,351	5,614
Powszechna Kasa Oszczednosci Bank Polski SA	32,910	349,595
Rovese SA (b)	58,845	24,425
Telekomunikacja Polska SA	67,521	138,469

		2,034,268

RUSSIA — 7.4%
Evraz PLC	13,828	46,614
Gazprom OAO ADR	416,548	3,584,745
Integra Group Holdings GDR (b)	7,614	2,855
LSR Group OJSC GDR (c)	5,020	21,487
LSR Group OJSC GDR (c)	2,717	11,630
Lukoil OAO ADR	46,658	3,017,580
Mechel OAO ADR (a)	18,121	91,871
MMC Norilsk Nickel OJSC ADR	63,651	1,076,913
Mobile TeleSystems ADR	55,665	1,156,167
Mobile Telesystems OJSC	14,016	124,643
NovaTek OAO GDR	11,046	1,190,192
Novolipetsk Steel OJSC GDR (c)	1,272	20,146
Novolipetsk Steel OJSC GDR (c)	680	10,770
Novorossiysk Commercial Sea Trade Port PJSC GDR (c)	2,522	20,945
Novorossiysk Commercial Sea Trade Port PJSC GDR (c)	1,067	8,801
Pharmstandard GDR (b)	4,024	83,096
Polymetal International PLC	7,068	92,996
Rosneft Oil Co. GDR	150,172	1,154,322
Rostelecom ADR	6,287	149,053
Sberbank of Russia ADR	91,613	1,170,316
Severstal GDR	32,331	289,330
Sistema JSFC GDR	8,594	158,642
Surgutneftegas OJSC ADR (a)	169,080	1,511,032
Tatneft ADR	19,694	787,827
TMK OAO GDR	2,936	35,748
Uralkali OJSC GDR	5,018	185,593

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

VimpelCom, Ltd. ADR	34,156	$406,115
VTB Bank OJSC GDR (e)	48,154	151,371
X5 Retail Group NV GDR (b)	2,391	40,169

		16,600,969

SOUTH AFRICA — 8.6%
ABSA Group, Ltd. (a)	23,027	389,035
Adcock Ingram Holdings, Ltd. (a)	7,190	47,484
Adcorp Holdings, Ltd.	32,449	107,875
Afgri, Ltd.	170,894	99,655
African Bank Investments, Ltd. (a)	94,627	312,417
African Rainbow Minerals, Ltd.	7,105	146,616
Allied Electronics Corp., Ltd. Preference Shares	39,584	89,743
Anglo Platinum, Ltd. (a)(b)	1,940	80,810
AngloGold Ashanti, Ltd.	17,097	400,830
Aquarius Platinum, Ltd. (a)(b)	28,391	20,477
ArcelorMittal South Africa, Ltd. (b)	13,274	41,148
Aspen Pharmacare Holdings, Ltd. (b)	36,956	769,335
Aveng, Ltd.	38,313	134,761
Barloworld, Ltd.	16,390	171,217
Bidvest Group, Ltd.	24,030	634,797
Business Connexion Group, Ltd.	141,043	89,320
Coronation Fund Managers, Ltd.	100,504	525,829
Discovery Holdings, Ltd.	21,591	184,129
FirstRand, Ltd.	181,724	637,805
Gold Fields, Ltd.	38,117	292,075
Grindrod, Ltd.	64,485	140,575
Group Five, Ltd.	18,313	71,859
Harmony Gold Mining Co., Ltd.	15,426	99,388
Impala Platinum Holdings, Ltd. (a)	27,403	405,021
Imperial Holdings, Ltd. (a)	12,652	289,917
Investec, Ltd.	13,965	97,814
Invicta Holdings, Ltd.	39,105	434,763
JD Group, Ltd.	13,775	52,266
Kagiso Media, Ltd.	71,761	176,773
Kumba Iron Ore, Ltd. (a)	2,724	146,072
Lewis Group, Ltd. (a)	16,561	116,665
Massmart Holdings, Ltd.	10,783	223,606
MMI Holdings, Ltd.	61,301	155,216
MTN Group, Ltd. (a)	96,041	1,690,423
Murray & Roberts Holdings, Ltd. (b)	45,896	117,511
Naspers, Ltd.	24,529	1,531,584
Nedbank Group, Ltd. (a)	24,813	515,303
Netcare, Ltd.	144,205	311,690
Northam Platinum, Ltd. (b)	18,387	79,565
PPC, Ltd.	14,038	49,040
PSG Group, Ltd.	28,576	195,606
Remgro, Ltd.	29,591	590,727
RMB Holdings, Ltd.	61,995	281,106
RMI Holdings	76,059	193,081
Sanlam, Ltd.	139,867	719,272
Sappi, Ltd. (b)	19,472	60,956
Sasol, Ltd.	26,525	1,177,694
Shoprite Holdings, Ltd.	35,046	698,288
Sibanye Gold, Ltd. (b)	38,117	55,631
Standard Bank Group, Ltd.	61,383	792,106
Steinhoff International Holdings, Ltd. (a)(b)	123,905	337,771
Sun International, Ltd.	11,402	125,523
Telkom SA, Ltd. (b)	18,444	30,155
The Foschini Group, Ltd.	21,603	265,609
Tiger Brands, Ltd. (a)	13,470	431,653
Times Media Group, Ltd. (b)	452	813
Trans Hex Group, Ltd. (b)	1,806	679
Truworths International, Ltd.	42,787	420,527
Wilson Bayly Holmes-Ovcon, Ltd.	15,865	266,756
Woolworths Holdings, Ltd.	78,464	603,803

		19,128,165

TAIWAN — 13.2%
Acer, Inc. (b)	173,758	151,372
Adlink Technology, Inc.	30,000	33,710
Advanced Semiconductor Engineering, Inc.	475,007	389,187
Advancetek Enterprise Co. Ltd.	167,000	165,869
AGV Products Corp. (b)	341,000	119,739
APCB, Inc.	66,000	45,247
Asustek Computer, Inc.	37,340	446,419
AU Optronics Corp. ADR (b)	75,891	331,352
Audix Corp.	71,000	65,177
Bank of Kaohsiung (b)	96,000	30,981
Basso Industry Corp.	199,000	132,434
Biostar Microtech International Corp.	133,000	50,482
C Sun Manufacturing Ltd.	64,000	46,337
Carnival Industrial Corp. (b)	135,000	42,167
Catcher Technology Co., Ltd.	39,000	177,376
Cathay Financial Holding Co., Ltd.	295,878	405,190
Cathay No. 1 REIT	91,000	59,130
Center Laboratories, Inc. (b)	30,000	41,685
Champion Building Materials Co. Ltd.	94,000	32,379
Chang Hwa Commercial Bank	439,759	261,039
Chang Wah Electromaterials, Inc.	7,608	26,842
Charoen Pokphand Enterprise	272,000	141,901
Cheng Loong Corp.	39,000	17,086
China Airlines Ltd. (b)	130,000	50,865
China Chemical & Pharmaceutical Co., Ltd.	103,000	69,407
China Development Financial Holding Corp. (b)	818,945	234,160
China Steel Chemical Corp.	265,345	1,304,430
China Steel Corp.	513,406	447,261
Chinatrust Financial Holding Co., Ltd.	661,268	392,526
Chipbond Technology Corp.	22,000	49,588
Chung Hwa Pulp Corp. (b)	147,000	49,160
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	40,000	70,228
Chunghwa Telecom Co., Ltd.	169,457	525,896
CMC Magnetics Corp. (b)	207,000	36,135
Compal Electronics, Inc.	341,774	242,308
Coxon Precise Industrial Co. Ltd.	10,000	21,269
Da-Li Construction Co. Ltd.	60,000	69,727
Delta Electronics, Inc.	135,340	577,070
Dimerco Express Taiwan Corp.	181,000	109,862
Elite Semiconductor Memory Technology, Inc. (b)	107,750	112,065
Epistar Corp.	37,850	68,226
Etron Technology, Inc. (b)	12,445	4,124
Eva Airways Corp. (b)	74,000	44,421
Excelsior Medical Co., Ltd.	27,000	52,280

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Far Eastern New Century Corp.	350,131	$360,054
Flytech Technology Co. Ltd.	7,000	17,721
Formosa Chemicals & Fibre Corp.	174,460	401,399
Formosa Epitaxy, Inc. (b)	12,000	9,330
Formosa Plastics Corp.	275,610	662,699
Founding Construction & Development Co. Ltd.	237,000	169,611
Foxconn Technology Co., Ltd.	75,051	208,820
Fubon Financial Holding Co., Ltd.	432,903	619,622
Fullerton Technology Co. Ltd.	33,000	29,907
Fwusow Industry Co. Ltd.	127,000	64,344
Giant Manufacturing Co., Ltd.	200,802	1,118,085
Grape King, Inc.	175,000	547,780
Great Wall Enterprise Co.	26,000	22,781
Hiwin Technologies Corp.	8,400	62,644
Hocheng Corp.	195,000	59,278
Hon Hai Precision Industry Co., Ltd.	466,737	1,300,199
Hong TAI Electric Industrial	125,000	41,803
Hotai Motor Co., Ltd.	102,000	851,066
HTC Corp.	61,198	500,390
Hua Nan Financial Holdings Co., Ltd.	450,368	260,559
Hung Sheng Construction Co. Ltd.	71,000	51,168
Ibase Technology, Inc.	104,393	146,278
Innolux Corp. (b)	163,383	100,535
Janfusun Fancyworld Corp. (b)	683,000	103,012
KEE TAI Properties Co., Ltd.	69,000	50,650
Kerry TJ Logistics Co., Ltd.	60,000	93,404
Kindom Construction Co.	45,000	41,384
Kung Long Batteries Industrial Co. Ltd.	13,000	28,911
Kwong Fong Industries (b)	44,000	27,075
Leofoo Development Co. (b)	127,000	62,433
Lite-On Technology Corp.	176,612	284,682
Long Chen Paper Co. Ltd. (b)	885,000	264,294
MediaTek, Inc.	43,329	495,561
Medigen Biotechnology Corp. (b)	5,000	33,108
Mega Financial Holding Co., Ltd.	333,569	269,399
Merry Electronics Co. Ltd.	12,000	19,062
Mosel Vitelic, Inc. (b)	3,758	910
Namchow Chemical Industrial Ltd.	59,000	55,542
Nan Ya Plastics Corp.	271,690	487,002
National Petroleum Co., Ltd.	378,000	377,968
Neo Solar Power Corp. (b)	12,768	9,629
New Era Electronics Co. Ltd.	27,000	25,282
Newmax Technology Co., Ltd.	25,000	76,749
Nexcom International Co. Ltd.	63,000	56,042
Novatek Microelectronics Corp.	34,225	148,220
Pacific Hospital Supply Co. Ltd.	24,000	73,679
Pan Jit International, Inc. (b)	13,000	5,043
Pegatron Corp. (b)	61,686	95,306
Phytohealth Corp. (b)	9,000	15,109
Pihsiang Machinery Manufacturing Co. Ltd. (b)	27,000	30,700
Portwell, Inc.	28,000	27,623
Pou Chen Corp.	246,531	267,122
Powertech Technology, Inc.	73,285	121,315
Precision Silicon Corp.	909	383
Promate Electronic Co., Ltd.	63,000	57,517
ProMOS Technologies, Inc. (b)(f)	130,950	0
Quanta Computer, Inc.	237,664	528,540
Sampo Corp.	229,000	77,348
Sesoda Corp.	76,000	80,823
Shih Wei Navigation Co., Ltd.	112,402	76,871
Shin Kong Financial Holding Co., Ltd. (b)	265,252	83,383
Siliconware Precision Industries Co.	172,578	196,226
Sinbon Electronics Co., Ltd.	81,000	77,065
Sinon Corp.	126,000	61,309
SinoPac Financial Holdings Co., Ltd.	582,480	279,528
Sinphar Pharmaceutical Co., Ltd.	79,000	101,450
Solar Applied Materials Technology Corp.	177,250	208,355
Solartech Energy Corp. (b)	8,993	6,075
Stark Technology, Inc.	59,000	50,412
Supreme Electronics Co. Ltd.	130,000	62,386
Ta Ya Electric Wire & Cable	399,000	95,272
Tainan Enterprises Co., Ltd.	43,000	46,016
Taishin Financial Holdings Co., Ltd.	556,495	232,629
Taisun Enterprise Co., Ltd.	162,000	82,889
Taiwan Acceptance Corp.	9,000	22,634
Taiwan Cement Corp.	303,533	380,653
Taiwan Chinsan Electronic Industrial Co. Ltd.	31,000	46,392
Taiwan Cogeneration Corp.	45,000	30,399
Taiwan Fire & Marine Insurance Co.	26,000	19,216
Taiwan FU Hsing Industrial Co., Ltd.	36,000	34,733
Taiwan Land Development Corp. (b)	174,816	67,231
Taiwan Mobile Co., Ltd.	4,000	13,577
Taiwan Paiho Ltd.	57,000	36,694
Taiwan Pulp & Paper Corp.	315,000	96,599
Taiwan Sakura Corp.	103,000	54,596
Taiwan Semiconductor Manufacturing Co., Ltd.	1,185,000	3,982,694
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	62,868	1,086,104
Taiwan Tea Corp.	107,913	62,433
Taiwan Union Technology Corp.	133,000	79,838
Taiyen Biotech Co., Ltd.	67,000	66,658
Tatung Co., Ltd. (b)	175,885	44,291
TPK Holding Co. Ltd.	5,000	99,323
Transasia Airways Corp.	263,000	128,850
Tripod Technology Corp.	73,320	161,340
Uni-President Enterprises Corp.	108,370	205,125
United Microelectronics Corp. ADR	257,200	467,131
Unity Opto Technology Co., Ltd. (b)	12,759	12,289
Ve Wong Corp.	61,000	41,615
Visual Photonics Epitaxy Co., Ltd.	160,259	187,578
Wei Chuan Food Corp.	33,000	49,441
Wei Mon Industry Co. Ltd. (b)	194,000	71,690
Weikeng Industrial Co., Ltd.	67,000	49,630
Wistron Corp.	145,355	161,627
Zeng Hsing Industrial Co. Ltd.	23,000	91,531
Zenitron Corp.	143,000	89,427

		29,342,214

THAILAND — 3.1%
Advanced Info Service PCL	123,415	1,011,426
Bangkok Expressway PCL	354,759	481,532
Bank of Ayudhya PCL, ADR	40,600	49,563

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Banpu PCL	14,008	$180,332
BEC World PCL	17,600	38,614
Electricity Generating PCL	80,874	430,813
IRPC PCL	905,658	121,847
Jasmine International PCL	174,500	40,519
Kasikornbank PCL	58,200	421,322
PTT Exploration & Production PCL	126,441	639,005
PTT PCL	74,824	832,939
Siam Cement PCL	39,500	669,011
Siam Commercial Bank PCL	116,702	717,308
Siam Future Development PCL	109,200	37,662
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	59,266	30,761
Thai Airways International PCL	62,100	60,435
Thai Beverage PCL	179,000	88,014
Thai Oil PCL	111,995	250,493
Thaicom PCL (b)	40,000	49,513
Ticon Industrial Connection PCL	101,400	90,891
Tisco Financial Group PCL	151,653	287,408
TMB Bank PCL	4,531,317	393,018
True Corp. PCL, NVDR (b)	205,800	57,625

		6,980,051

TURKEY — 2.3%
Akbank TAS	102,573	536,248
Anadolu Efes Biracilik Ve Malt Sanayii AS	22,047	359,429
Dogan Sirketler Grubu Holdings AS (b)	148,424	88,587
Dogan Yayin Holding AS (b)	122,907	56,376
Eregli Demir ve Celik Fabrikalari TAS	133,905	173,163
Haci Omer Sabanci Holding AS	54,713	328,066
KOC Holding AS	82,111	476,466
Migros Ticaret AS (b)	860	10,765
Tupras-Turkiye Petrol Rafinerileri AS	12,429	377,781
Turkcell Iletisim Hizmetleri AS (b)	47,151	316,598
Turkiye Garanti Bankasi AS	220,169	1,175,370
Turkiye Is Bankasi (Class C)	128,119	492,793
Ulker Biskuvi Sanayi AS	52,087	392,919
Yapi ve Kredi Bankasi AS (b)	82,423	258,725

		5,043,286

TOTAL COMMON STOCKS —
(Cost $222,240,588)		217,922,968

PREFERRED STOCKS — 0.2%
COLOMBIA — 0.1%
Banco Davivienda SA Preference Shares	11,527	163,951

PANAMA — 0.1%
Avianca Taca Holding SA Preference Shares	102,484	252,005

TOTAL PREFERRED STOCKS —
(Cost $396,174)		415,956

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
Dialog Group Bhd (expiring 2/12/17) (b)	41,450	6,091
KNM Group Bhd (expiring 11/15/17) (b)	63,006	2,136

TOTAL WARRANTS —
(Cost $0)		8,227

RIGHTS — 0.0% (g)
HONG KONG — 0.0% (g)
Li Ning Co., Ltd. (expiring 4/15/13) (b)	34,000	4,687

INDIA — 0.0%
Alok Industries Ltd. (expired 2/15/13) (b)(d)	160,754	0

POLAND — 0.0%
Polimex-Mostostal SA (expired 12/31/12) (b)(d)	35,691	0

TOTAL RIGHTS —
(Cost $0)		4,687

SHORT TERM INVESTMENTS — 7.0%
UNITED STATES — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	12,792,104	12,792,104
State Street Institutional Liquid Reserve Fund 0.13% (i)(j)	2,858,047	2,858,047

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,650,151)		15,650,151

TOTAL INVESTMENTS — 105.0%
(Cost $238,286,913)		234,001,989
OTHER ASSETS & LIABILITIES — (5.0)%		(11,037,905)

NET ASSETS — 100.0%		$222,964,084

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.9% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (Note 2)
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(j)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company

At March 31, 2013, open futures contracts purchased were as follows:

	Expiration		Aggregate		Unrealized
Futures	Date	Contracts	Face Value	Value	Appreciation

MSCI Taiwan Index Futures	4/29/2013	107	$3,010,898	$3,043,080	$32,182

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BRAZIL — 23.8%
AES Tiete SA Preference Shares	445,075	$4,326,367
Banco do Brasil SA	89,638	1,220,306
Banco do Brasil SA ADR	1,124,207	15,379,152
Bradespar SA Preference Shares	679,447	8,872,388
Centrais Eletricas Brasileiras SA Preference Shares (Class H)	2,517,220	15,854,734
Cia Energetica do Ceara Preference Shares	71,695	1,777,841
Companhia de Transmissao de Energia Electrica Paulista Preference Shares	352,158	5,850,816
Companhia Energetica de Minas Gerais ADR (a)	1,442,935	17,098,780
Companhia Energetica de Sao Paulo Preference Shares	703,430	7,099,363
CPFL Energia SA ADR (a)	336,038	7,036,636
EDP — Energias do Brasil SA	1,399,867	8,761,535
Eletropaulo Metropolitana SA Preference Shares	812,395	3,984,718
Oi SA ADR (a)	1,218,763	3,705,039
Tractebel Energia SA	57,525	991,107
Tractebel Energia SA ADR (a)	314,156	5,419,191
Vale SA Preference Shares ADR	810,702	13,400,904

		120,778,877

CHILE — 1.5%
Administradora de Fondos de Pensiones Provida SA ADR	10,018	1,066,917
Aguas Andinas SA Class A	2,728,064	2,139,658
Banco de Chile ADR (a)	2,465	233,731
Corpbanca SA ADR (a)	52,925	1,106,662
ENTEL Chile SA	142,146	3,010,151

		7,557,119

CHINA — 6.8%
Anta Sports Products, Ltd. (a)	4,896,000	4,187,931
Bank of China, Ltd.	33,114,536	15,357,169
China Citic Bank Corp., Ltd. (a)	658,000	395,004
China Hongqiao Group, Ltd.	1,887,289	931,166
China Southern Airlines Co., Ltd. (Class H)	7,030,000	4,011,890
Dongyue Group (a)	6,253,000	3,624,857
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	184,311	309,138
Jiangsu Expressway Co., Ltd. (a)	3,032,000	3,034,871
Lonking Holdings, Ltd. (a)	932,000	212,510
Soho China, Ltd. (a)	306,500	255,856
Zhejiang Expressway Co., Ltd. (Class H)	2,554,000	2,016,840

		34,337,232

CZECH REPUBLIC — 3.3%
CEZ AS	394,144	11,561,673
Komercni Banka AS	1,379	263,877
Telefonica O2 Czech Republic AS (a)	312,093	4,713,526

		16,539,076

EGYPT — 0.2%
Telecom Egypt	403,440	785,169

HONG KONG — 0.5%
Bosideng International Holdings, Ltd. (a)	8,453,600	2,624,513
China Mobile, Ltd.	15,837	167,701

		2,792,214

INDONESIA — 1.0%
AKR Corporindo Tbk PT	618,500	318,240
Aneka Tambang Persero Tbk PT	5,815,000	819,815
Astra Agro Lestari Tbk PT	109,500	208,464
Harum Energy Tbk PT	3,515,000	1,736,249
Indo Tambangraya Megah Tbk PT	566,000	2,067,713

		5,150,481

MALAYSIA — 3.2%
British American Tobacco Malaysia Bhd	15,400	309,144
Malayan Banking Bhd	5,186,847	15,661,882
Maxis Bhd	106,200	223,958

		16,194,984

POLAND — 5.0%
KGHM Polska Miedz SA	249,874	12,123,205
Polska Grupa Energetyczna SA	1,281,890	6,597,746
Powszechny Zaklad Ubezpieczen SA	25,340	3,147,584
Synthos SA	765,449	1,482,676
Tauron Polska Energia SA	1,396,755	1,838,033

		25,189,244

RUSSIA — 8.1%
CTC Media, Inc.	329,058	3,879,594
Gazprom Neft JSC ADR	10,013	212,616
Gazprom OAO ADR	1,619,241	13,934,929
Surgutneftegas OJSC ADR Preference Shares	1,423,725	9,898,815
TNK-BP Holding	646,987	801,334
VimpelCom, Ltd. ADR	1,046,928	12,447,974

		41,175,262

SOUTH AFRICA — 10.0%
African Bank Investments, Ltd. (a)	4,249,337	14,029,442
Capital Property Fund	1,260,093	1,531,431
Fountainhead Property Trust	1,236,315	1,207,417
Kumba Iron Ore, Ltd. (a)	233,062	12,497,699
MMI Holdings, Ltd.	1,977,789	5,007,825
Redefine Properties, Ltd.	2,447,106	2,640,632
Resilient Property Income Fund, Ltd.	41,236	244,959
Vodacom Group, Ltd. (a)	1,127,144	13,501,967

		50,661,372

SOUTH KOREA — 3.4%
KT Corp. ADR (b)	20,249	319,924
SK Telecom Co., Ltd.	105,842	17,171,024

		17,490,948

TAIWAN — 17.6%
Asia Cement Corp.	2,235,572	2,725,076
Chicony Electronics Co., Ltd.	1,139,446	2,998,893
China Development Financial Holding Corp. (b)	25,296,000	7,232,867
China Petrochemical Development Corp.	18,503,000	9,993,260

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

China Steel Chemical Corp.	194,000	$953,699
Chunghwa Telecom Co., Ltd. ADR (a)	113,137	3,541,458
E Ink Holdings, Inc.	7,082,000	5,589,339
Far Eastern New Century Corp.	197,830	203,437
Farglory Land Development Co., Ltd.	694,000	1,285,765
Highwealth Construction Corp.	835,800	1,749,723
HTC Corp.	1,593,105	13,026,141
LCY Chemical Corp.	1,099,681	1,235,659
Lite-On Technology Corp.	2,460,754	3,966,502
Macronix International Co., Ltd.	659	190
Pou Chen Corp.	242,000	262,212
Quanta Computer, Inc.	6,939,000	15,431,603
Synnex Technology International Corp.	3,885,000	7,119,739
Taiwan Cement Corp.	179,000	224,479
Taiwan Mobile Co., Ltd.	200	679
TSRC Corp.	1,341,800	2,647,478
United Microelectronics Corp. ADR (a)	140,513	255,202
Wistron Corp.	5,464,670	6,076,424
WPG Holdings, Ltd.	2,174,000	2,493,711

		89,013,536

THAILAND — 5.0%
Advanced Info Service PCL	30	246
Advanced Info Service PCL, NVDR	38,149	312,643
BTS Group Holdings PCL	1,040,549	333,999
Land and Houses PCL, NVDR	10,387,045	4,646,416
Shin Corp. PCL, NVDR (a)	7,180,000	19,859,314
Thai Oil PCL	174,400	390,070

		25,542,688

TURKEY — 9.8%
Arcelik AS	36,361	261,229
Aygaz AS	45,605	273,454
Eregli Demir ve Celik Fabrikalari TAS	10,960,063	14,173,278
Ford Otomotiv Sanayi AS	193,467	2,811,927
Tofas Turk Otomobil Fabrikasi AS	44,720	322,518
Tupras-Turkiye Petrol Rafinerileri AS	553,409	16,820,942
Turk Telekomunikasyon AS	2,563,651	11,419,192
Turk Traktor ve Ziraat Makineleri AS	54,619	1,841,259
Ulker Biskuvi Sanayi AS	204,042	1,539,195

		49,462,994

TOTAL COMMON STOCKS —
(Cost $518,539,233)		502,671,196

SHORT TERM INVESTMENTS — 9.7%
UNITED STATES — 9.7%
MONEY MARKET FUNDS — 9.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	48,275,613	48,275,613
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	715,738	715,738

TOTAL SHORT TERM INVESTMENTS —
(Cost $48,991,351)		48,991,351

TOTAL INVESTMENTS — 108.9%
(Cost $567,530,584)		551,662,547
OTHER ASSETS & LIABILITIES — (8.9)%		(45,179,911)

NET ASSETS — 100.0%		$506,482,636

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 21.3%
Banco Bradesco SA Preference Shares ADR (a)	670,216	$11,407,071
BRF — Brasil Foods SA ADR	212,640	4,701,470
Companhia de Bebidas das Americas Preference Shares ADR	240,953	10,199,541
Gerdau SA ADR	286,551	2,209,308
Itau Unibanco Holding SA Preference Shares ADR	732,029	13,030,116
Petroleo Brasileiro SA ADR	508,259	8,421,852
Ultrapar Participacoes SA ADR	133,374	3,385,032
Vale SA ADR (a)	412,304	7,128,736

		60,483,126

CHINA — 38.3%
Agricultural Bank of China, Ltd. (a)	7,474,000	3,581,674
Baidu, Inc. ADR (a)(b)	84,476	7,408,545
Bank of China, Ltd.	21,661,254	10,045,605
China Construction Bank Corp.	25,918,610	21,168,543
China Life Insurance Co., Ltd.	2,325,000	6,020,173
China Merchants Bank Co., Ltd.	1,225,936	2,596,328
China Petroleum & Chemical Corp.	5,388,288	6,344,348
China Shenhua Energy Co., Ltd.	1,068,000	3,879,809
China Telecom Corp., Ltd.	4,388,610	2,210,516
Industrial & Commercial Bank of China	26,027,960	18,240,176
PetroChina Co., Ltd.	6,666,171	8,742,069
Ping An Insurance Group Co. of China, Ltd.	587,500	4,556,112
Tencent Holdings, Ltd.	333,300	10,596,696
Want Want China Holdings, Ltd.	2,197,000	3,367,961

		108,758,555

HONG KONG — 11.5%
China Mobile, Ltd.	1,676,000	17,747,444
China Overseas Land & Investment, Ltd. (a)	1,210,560	3,337,260
China Unicom (Hong Kong), Ltd. (a)	1,350,000	1,808,661
CNOOC, Ltd.	5,112,221	9,825,812

		32,719,177

INDIA — 7.3%
HDFC Bank, Ltd. ADR	123,834	4,633,868
ICICI Bank, Ltd. ADR	88,721	3,806,131
Infosys Technologies, Ltd. ADR (a)	154,172	8,311,413
Reliance Industries, Ltd. GDR (c)	139,277	3,966,609

		20,718,021

RUSSIA — 21.4%
Gazprom OAO ADR	1,899,072	16,343,110
Lukoil OAO ADR (d)	164,170	10,617,603
Lukoil OAO ADR (d)	1,675	108,498
MMC Norilsk Nickel OJSC ADR	225,859	3,821,314
Mobile TeleSystems ADR	163,929	3,404,821
NovaTek OAO GDR	42,241	4,551,412
Rosneft Oil Co. GDR	331,612	2,548,991
Sberbank of Russia ADR (d)	14,597	186,470
Sberbank of Russia ADR (d)	810,624	10,412,216
Surgutneftegas OJSC ADR	309,952	2,769,975
Tatneft ADR	73,089	2,923,811
Uralkali OJSC GDR	79,251	2,931,137

		60,619,358

TOTAL COMMON STOCKS —
(Cost $314,304,381)		283,298,237

SHORT TERM INVESTMENTS — 7.8%
UNITED STATES — 7.8%
MONEY MARKET FUNDS — 7.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	21,345,997	21,345,997
State Street Institutional Liquid Reserve Fund 13.00% (f)(g)	830,230	830,230

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,176,227)		22,176,227

TOTAL INVESTMENTS — 107.6%
(Cost $336,480,608)		305,474,464
OTHER ASSETS & LIABILITIES — (7.6)%		(21,582,176)

NET ASSETS — 100.0%		$283,892,288

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of March 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CZECH REPUBLIC — 3.3%
CEZ AS	54,905	$1,610,563
Komercni Banka AS	3,736	714,898
Telefonica O2 Czech Republic AS	22,478	339,484
Unipetrol (a)	36,820	313,650

		2,978,595

HUNGARY — 2.9%
Magyar Telekom Telecommunications PLC	182,490	317,918
MOL Hungarian Oil and Gas NyRt (b)	11,339	798,522
OTP Bank NyRt	47,362	856,064
Richter Gedeon NyRt	4,854	680,079

		2,652,583

POLAND — 12.4%
Agora SA	44,142	103,147
Asseco Poland SA	21,388	276,191
Bank Pekao SA	28,669	1,383,890
Bioton SA (a)	1,050,685	16,152
BRE Bank SA (a)	5,008	526,599
Echo Investment SA (a)	130,794	235,252
Getin Holding SA (a)	80,981	67,724
Getin Noble Bank SA (a)	236,985	127,511
Globe Trade Centre SA (a)	52,665	123,872
ING Bank Slaski SA (a)	20,506	572,474
KGHM Polska Miedz SA	34,570	1,677,242
Lubelski Wegiel Bogdanka SA	9,734	357,343
Netia SA (a)	392,574	509,358
Orbis SA	6,517	72,114
Polimex- Mostostal SA (a)	148,638	16,909
Polska Grupa Energetyczna SA	99,623	512,749
Polski Koncern Naftowy Orlen SA (a)	60,541	956,758
Powszechna Kasa Oszczednosci Bank Polski SA	147,972	1,571,871
Powszechny Zaklad Ubezpieczen SA	5,907	733,732
Rovese SA (a)	231,320	96,014
Tauron Polska Energia SA	388,390	511,094
Telekomunikacja Polska SA	303,912	623,251
TVN SA	77,757	227,836

		11,299,083

RUSSIA — 58.5%
Etalon Group, Ltd. GDR (a)	12,978	64,890
Eurasia Drilling Co., Ltd. GDR	5,177	183,784
Evraz PLC	109,398	368,776
Federal Hydrogenerating Co. JSC ADR (c)	179,421	345,256
Federal Hydrogenerating Co. JSC ADR (c)	8,603	16,788
Gazprom Neft JSC ADR	24,816	528,440
Gazprom OAO ADR	1,264,950	10,885,957
Globaltrans Investment PLC GDR	15,307	241,544
Integra Group Holdings GDR (a)	121,729	45,648
LSR Group OJSC GDR (c)	36,490	156,185
LSR Group OJSC GDR (c)	1,749	7,486
Lukoil OAO ADR	112,603	7,282,536
Magnit OJSC GDR (b)	45,527	2,034,330
Mechel OAO ADR	27,596	139,908
MMC Norilsk Nickel OJSC ADR	187,614	3,174,246
Mobile TeleSystems ADR	99,508	2,066,791
Mobile Telesystems OJSC	111,839	994,571
NovaTek OAO GDR	27,652	2,979,466
Novolipetsk Steel OJSC GDR	8,797	139,325
O’Key Group SA GDR	7,128	81,259
Pharmstandard GDR (a)	9,535	196,898
Phosagro OAO GDR	4,192	57,911
PIK Group GDR (a)	68,415	134,641
Polymetal International PLC	46,776	615,449
Polyus Gold International, Ltd. (a)	94,171	305,650
Rosneft Oil Co. GDR	325,231	2,499,943
Rostelecom ADR	46,610	1,105,035
Sberbank	2,170,086	6,900,873
Severstal GDR	68,333	611,511
Sistema JSFC GDR	30,870	569,850
Surgutneftegas OJSC ADR	322,630	2,883,276
Tatneft ADR	42,273	1,691,065
TMK OAO GDR	8,629	105,063
United Co. RUSAL PLC (a)	6,000	3,007
Uralkali OJSC GDR	44,801	1,656,987
VimpelCom, Ltd. ADR	79,548	945,826
VTB Bank OJSC GDR (b)	289,585	910,302
X5 Retail Group NV GDR (a)	13,887	233,302
Yandex NV (a)(b)	11,220	259,406

		53,423,181

TURKEY — 22.6%
Akbank TAS	318,010	1,662,545
Anadolu Anonim Turk Sigorta (a)	344,764	238,162
Anadolu Efes Biracilik Ve Malt Sanayii AS	72,791	1,186,700
Arcelik AS	151,215	1,086,375
Asya Katilim Bankasi AS (a)	103,746	136,455
BIM Birlesik Magazalar AS	18,139	887,152
Coca-Cola Icecek AS	4,810	138,891
Dogan Sirketler Grubu Holdings AS (a)	355,141	211,966
Dogan Yayin Holding AS (a)	820,144	376,192
Dogus Otomotiv Servis ve Ticaret AS	175,722	1,121,630
Enka Insaat ve Sanayi AS	149,361	467,192
Eregli Demir ve Celik Fabrikalari TAS	406,284	525,396
Haci Omer Sabanci Holding AS	166,644	999,219
KOC Holding AS	227,229	1,318,544
Koza Altin Isletmeleri AS	2,209	51,273
Tupras-Turkiye Petrol Rafinerileri AS	31,315	951,824
Turk Hava Yollari Anonim Ortakligi (a)	388,356	1,605,362
Turk Telekomunikasyon AS	55,256	246,125
Turkcell Iletisim Hizmetleri AS (a)	192,017	1,289,310
Turkiye Garanti Bankasi AS	642,218	3,428,475
Turkiye Halk Bankasi AS	42,263	456,613
Turkiye Is Bankasi (Class C)	270,353	1,039,877
Ulker Biskuvi Sanayi AS	8,824	66,564
Vestel Elektronik Sanayi (a)	179,684	198,601
Yapi ve Kredi Bankasi AS (a)	299,631	940,538

		20,630,981

TOTAL COMMON STOCKS —
(Cost $115,737,309)		90,984,423

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0%
POLAND — 0.0%
Polimex-Mostostal SA (expired 12/31/12) (a)(d) (Cost $0)	141,838	$0

SHORT TERM INVESTMENTS — 2.0%
UNITED STATES — 2.0%
MONEY MARKET FUNDS — 2.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,551,671	1,551,671
State Street Institutional Liquid Reserves Fund 0.13% (f)(g)	212,556	212,556

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,764,227)		1,764,227

TOTAL INVESTMENTS — 101.7%
(Cost $117,501,536)		92,748,650
OTHER ASSETS & LIABILITIES — (1.7)%		(1,508,171)

NET ASSETS — 100.0%		$91,240,479

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
BRAZIL — 55.7%
AES Tiete SA Preference Shares	31,355	$304,787
All America Latina Logistica SA	75,846	379,916
B2W Companhia Global do Varejo (a)	29,870	220,727
Banco Bradesco SA Preference Shares ADR (b)	260,995	4,442,131
Banco do Brasil SA	74,201	1,010,151
Banco do Brasil SA ADR	28,396	388,457
Banco Santander Brazil SA ADS	79,087	574,172
BM&FBOVESPA SA	253,059	1,711,868
BR Malls Participacoes SA	40,555	506,045
BR Properties SA	21,443	238,214
Bradespar SA Preference Shares	43,625	569,666
Braskem SA Preference Shares ADR (b)	19,862	268,931
BRF — Brasil Foods SA	26,155	578,527
BRF — Brasil Foods SA ADR	49,161	1,086,950
CCR SA	108,951	1,109,854
Centrais Eletricas Brasileiras SA	5,982	20,738
Centrais Eletricas Brasileiras SA ADR	43,554	148,955
CETIP SA — Balcao Organizado de Ativos e Derivativos	25,470	303,162
Cia Hering	15,546	278,330
Cielo SA	28,277	834,840
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (b)	19,622	1,045,460
Companhia de Bebidas das Americas Preference Shares ADR	110,793	4,689,868
Companhia de Saneamento Basico do Estado de Sao Paulo (a)	25,529	1,220,520
Companhia Energetica de Minas Gerais ADR (b)	81,009	959,957
Companhia Energetica de Sao Paulo Preference Shares	38,515	388,712
Companhia Paranaense de Energia Preference Shares	21,075	323,282
Companhia Siderurgica Nacional SA ADR (b)	117,357	525,759
Cosan SA Industria e Comercio	24,965	561,367
CPFL Energia SA ADR (b)	11,302	236,664
Cyrela Brazil Realty SA	52,313	449,617
Cyrela Commercial Properties SA Empreendimentos e Participacoes	40,770	501,651
Diagnosticos da America SA	24,373	141,305
Duratex SA	84,819	685,670
Empresa Brasileira de Aeronautica SA	74,560	665,599
Fertilizantes Heringer SA (a)	3,931	23,395
Fibria Celulose SA ADR (a)(b)	42,755	516,053
Gafisa SA (a)	36,820	73,773
Gerdau SA ADR	72,100	555,891
Gerdau SA Preference Shares	14,025	108,230
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	23,899	139,861
Hypermarcas SA (a)	38,017	299,596
Investimentos Itau SA	69,056	493,514
Investimentos Itau SA Preference Shares	355,397	1,859,518
Itau Unibanco Holding SA Preference Shares ADR	278,628	4,959,578
JBS SA (a)	116,020	391,269
Klabin SA Preference Shares	64,515	446,343
LLX Logistica SA (a)	68,152	70,979
Lojas Americanas SA Preference Shares	133,858	1,155,121
Lojas Renner SA	23,424	878,480
Metalurgica Gerdau SA Preference Shares	62,621	605,604
MMX Mineracao e Metalicos SA (a)	20,999	23,016
MRV Engenharia e Participacoes SA	2,213	9,208
Multiplan Empreendimentos Imobiliarios SA	9,457	272,029
Natura Cosmeticos SA	29,842	730,824
OGX Petroleo e Gas Participacoes SA (a)	94,482	108,242
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	74,346	86,985
Oi SA	473	1,630
Oi SA ADR (c)	17,746	59,627
Oi SA ADR (b)(c)	129,464	393,571
Oi SA Preference Shares	5,156	15,598
PDG Realty SA Empreendimentos e Participacoes	136,959	211,244
Petroleo Brasileiro SA ADR (c)	183,763	3,044,953
Petroleo Brasileiro SA ADR (c)	252,471	4,582,349
Souza Cruz SA	75,861	1,111,381
Telefonica Brasil SA Preference Shares	43,978	1,176,687
Tim Participacoes SA	26,616	117,745
Tim Participacoes SA ADR	25,504	558,028
Totvs SA	15,263	313,685
Tractebel Energia SA ADR (b)	3,946	68,069
Ultrapar Participacoes SA ADR	51,406	1,304,684
Usinas Siderurgicas de Minas Gerais SA ADR (a)(b)	75,810	405,682
Usinas Siderurgicas de Minas Gerais SA Preference Shares (a)	21,627	116,053
Vale SA ADR (b)	166,582	2,880,203
Vale SA Preference Shares ADR	254,963	4,214,538
Weg SA	24,345	314,402

		62,069,490

CHILE — 11.0%
Almendral SA	2,651,140	427,667
Antarchile SA	41,007	664,978
Banco de Chile ADR (b)	6,368	603,814
Banco de Credito e Inversiones	10,356	736,939
Banco Santander Chile ADR (b)	7,752	220,699
CAP SA	20,566	666,569
Cencosud SA	207,010	1,285,722
Compania General de Electricidad SA	117,249	738,165
Empresa Nacional de Electricidad SA ADR (b)	18,812	998,541
Empresas CMPC SA	208,566	759,547
Empresas COPEC SA	77,617	1,126,866
Enersis SA ADR	58,662	1,128,657
Latam Airlines Group SA, ADR (b)	38,603	839,229
SACI Falabella	134,070	1,614,240

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Sociedad Quimica y Minera de Chile SA ADR	7,249	$401,957

		12,213,590

COLOMBIA — 4.1%
Almacenes Exito SA	25,547	461,188
BanColombia SA ADR	15,658	990,368
Ecopetrol SA, ADR (b)	23,491	1,280,729
Grupo Argos SA	37,631	447,949
Grupo Aval Acciones y Valores Preference Shares	548,387	386,991
Grupo de Inversiones Suramericana SA	27,410	584,787
Grupo Nutresa SA	30,833	438,544

		4,590,556

MEXICO — 24.5%
Alfa SAB de CV (Class A)	514,991	1,258,768
America Movil SAB de CV (b)	5,890,261	6,248,689
Cemex SAB de CV (a)(b)	1,296,399	1,579,110
Corporacion GEO SAB de CV (a)(b)	97,599	58,848
Desarrolladora Homex SAB de CV (a)(b)	48,099	72,777
Empresas ICA SAB de CV (a)	87,483	292,174
Fomento Economico Mexicano SAB de CV	232,394	2,617,344
Grupo Aeroportuario del Sureste SAB de CV (b)	46,340	630,252
Grupo Bimbo SAB de CV (b)	384,412	1,230,265
Grupo Carso SA de CV (b)	113,377	632,621
Grupo Elektra SA de CV	7,827	308,693
Grupo Financiero Banorte SAB de CV	249,719	1,997,080
Grupo Financiero Inbursa SA	368,567	1,076,206
Grupo Mexico SAB de CV	384,005	1,552,620
Grupo Modelo SAB de CV (b)	98,283	891,697
Grupo Televisa SA de CV (Series CPO) (b)	224,315	1,191,642
Grupo Televisa SA de CV ADR	1,795	47,765
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)	283,925	613,909
Industrias Penoles SA de CV	13,788	655,277
Inmuebles Carso SAB de CV (a)	153,620	152,884
Kimberly-Clark de Mexico SAB de CV	319,460	1,116,116
Minera Frisco SAB de CV (a)(b)	116,544	505,877
TV Azteca SAB de CV (b)	509,812	361,934
Urbi Desarrollos Urbanos SA de CV (a)(b)	118,040	30,421
Wal-Mart de Mexico SAB de CV	687,606	2,251,313

		27,374,282

PERU — 3.8%
Compania de Minas Buenaventura SA ADR	31,535	818,649
Compania Minera Milpo SA	156,255	133,330
Credicorp, Ltd.	9,930	1,648,876
Minsur SA	367,720	319,448
Southern Copper Corp. (b)	25,248	948,567
Volcan Compania Minera SAA (Class B)	400,864	342,049

		4,210,919

TOTAL COMMON STOCKS —
(Cost $126,840,002)		110,458,837

SHORT TERM INVESTMENTS — 10.2%
UNITED STATES — 10.2%
MONEY MARKET FUNDS — 10.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	11,122,062	11,122,062
State Street Institutional Liquid Reserve Fund 0.13% (e)(f)	213,181	213,181

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,335,243)		11,335,243

TOTAL INVESTMENTS — 109.3%
(Cost $138,175,245)		121,794,080
OTHER ASSETS & LIABILITIES — (9.3)%		(10,314,665)

NET ASSETS — 100.0%		$111,479,415

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
EGYPT — 3.9%
Arab Cotton Ginning	38,718	$20,432
Commercial International Bank Egypt SAE	117,000	526,608
Eastern Tobacco	21,207	299,228
Egyptian Financial Group-Hermes Holding (a)	88,888	131,312
Egyptian Kuwait Holding Co.	134,732	161,678
ElSwedy Electric Co.	20,659	57,758
Ezz Steel	54,707	73,821
Juhayna Food Industries	78,495	90,344
Maridive & Oil Services SAE (a)	40,352	44,791
Orascom Construction Industries (a)	23,301	826,198
Orascom Telecom Holding SAE GDR (a)	14,194	45,137
Palm Hills Developments SAE (a)	104,083	31,058
Sidi Kerir Petrochemicals Co.	60,744	119,380
Six of October Development & Investment Co. (a)	25,493	72,473
Talaat Moustafa Group (a)	284,714	157,778
Telecom Egypt	99,065	192,799

		2,850,795

MOROCCO — 3.0%
Attijariwafa Bank	23,109	855,849
Banque Centrale Populaire	18,483	410,714
Banque Marocaine du Commerce Exterieur	19,928	392,084
Banque Marocaine pour le Commerce et l’Industrie SA	2,510	228,010
Douja Promotion Groupe Addoha SA	15,979	109,444
Maroc Telecom	20,789	256,001

		2,252,102

SOUTH AFRICA — 92.4%
ABSA Group, Ltd. (b)	53,152	897,989
Acucap Properties, Ltd.	23,972	130,515
Adcock Ingram Holdings, Ltd. (b)	38,177	252,129
Adcorp Holdings, Ltd.	12,379	41,153
AECI, Ltd.	32,741	364,152
Afgri, Ltd.	86,217	50,277
African Bank Investments, Ltd. (b)	169,074	558,208
African Oxygen, Ltd.	23,363	58,086
African Rainbow Minerals, Ltd.	21,591	445,543
Allied Electronics Corp., Ltd. Preference Shares	48,051	108,940
Allied Technologies, Ltd.	11,499	46,375
Anglo Platinum, Ltd. (a)(b)	11,077	461,410
AngloGold Ashanti, Ltd.	81,290	1,905,800
Aquarius Platinum, Ltd. (a)(b)	83,082	59,924
ArcelorMittal South Africa, Ltd. (a)	29,899	92,684
Aspen Pharmacare Holdings, Ltd.	66,127	1,376,605
Assore, Ltd. (b)	11,622	393,398
Astral Foods, Ltd.	9,478	97,327
Aveng, Ltd.	87,518	307,834
AVI, Ltd.	58,283	341,206
Barloworld, Ltd.	50,303	525,485
Basil Read Holdings, Ltd. (a)	31,780	41,221
Bidvest Group, Ltd.	63,453	1,676,228
Blue Label Telecoms, Ltd.	56,628	48,700
Brait SE (a)(b)	84,654	321,105
Business Connexion Group, Ltd.	65,997	41,795
Capital Property Fund	393,017	477,646
Cipla Medpro South Africa, Ltd.	87,934	89,329
City Lodge Hotels, Ltd.	5,810	72,827
Clicks Group, Ltd.	69,103	436,787
Coronation Fund Managers, Ltd.	44,153	231,005
DataTec, Ltd. (b)	64,670	355,971
Discovery Holdings, Ltd.	80,368	685,381
DRDGOLD, Ltd.	106,653	83,235
Emira Property Fund	50,096	79,722
Eqstra Holdings, Ltd.	86,767	62,892
Exxaro Resources, Ltd. (b)	40,301	717,335
FirstRand, Ltd.	509,757	1,789,118
Fountainhead Property Trust	389,057	379,963
Gold Fields, Ltd.	163,757	1,254,802
Grindrod, Ltd.	110,436	240,747
Group Five, Ltd.	24,095	94,547
Growthpoint Properties, Ltd.	278,521	818,157
Harmony Gold Mining Co., Ltd.	83,513	538,065
Hudaco Industries, Ltd.	5,467	56,252
Hyprop Investments, Ltd.	52,682	420,046
Illovo Sugar, Ltd.	44,277	153,471
Impala Platinum Holdings, Ltd. (b)	113,435	1,676,589
Imperial Holdings, Ltd. (b)	35,021	802,497
Investec, Ltd.	38,657	270,763
JD Group, Ltd.	32,247	122,353
JSE, Ltd.	17,184	133,547
Kumba Iron Ore, Ltd. (b)	17,846	956,972
Lewis Group, Ltd. (b)	19,507	137,418
Liberty Holdings, Ltd.	24,151	315,890
Life Healthcare Group Holdings, Ltd.	184,069	694,187
Massmart Holdings, Ltd.	20,703	429,317
Medi-Clinic Corp., Ltd.	81,818	572,537
Merafe Resources, Ltd. (a)	362,770	28,865
MMI Holdings, Ltd.	274,513	695,076
Mondi, Ltd.	28,792	390,716
Mpact, Ltd.	39,730	101,290
Mr. Price Group, Ltd.	60,539	771,976
MTN Group, Ltd. (b)	340,291	5,989,481
Murray & Roberts Holdings, Ltd. (a)	93,244	238,739
Nampak, Ltd.	130,929	458,101
Naspers, Ltd.	90,140	5,628,315
Nedbank Group, Ltd. (b)	51,321	1,065,807
Netcare, Ltd.	284,580	615,102
Northam Platinum, Ltd. (a)	78,934	341,566
Omnia Holdings, Ltd.	10,945	188,492
Petmin, Ltd.	124,340	29,139
Pick n Pay Stores, Ltd.	73,616	341,583
Pick’ n Pay Holdings, Ltd. (b)	52,710	106,346
Pioneer Foods, Ltd.	20,054	156,441
PPC, Ltd.	124,990	436,640
Raubex Group, Ltd.	29,816	63,373
Redefine Properties, Ltd.	579,113	624,911
Remgro, Ltd.	107,598	2,147,984
Resilient Property Income Fund, Ltd.	51,121	303,680
Reunert, Ltd.	38,875	325,214
RMB Holdings, Ltd.	143,502	650,686

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

RMI Holdings	175,801	$446,283
SA Corporate Real Estate Fund	423,908	199,607
Sanlam, Ltd.	417,279	2,145,875
Sappi, Ltd. (a)	122,247	382,686
Sasol, Ltd.	111,148	4,934,904
Shoprite Holdings, Ltd.	75,833	1,510,965
Sibanye Gold, Ltd. (a)	178,824	260,991
Standard Bank Group, Ltd.	286,362	3,695,306
Steinhoff International Holdings, Ltd. (a)(b)	304,881	831,121
Sun International, Ltd.	18,211	200,482
Super Group, Ltd. (a)	65,083	172,383
Telkom SA, Ltd. (a)	47,856	78,243
The Foschini Group, Ltd.	42,498	522,514
The Spar Group, Ltd.	39,015	483,390
Tiger Brands, Ltd. (b)	34,465	1,104,449
Times Media Group, Ltd. (a)	2,996	5,388
Tongaat Hulett, Ltd.	19,261	301,161
Truworths International, Ltd.	97,464	957,913
Tsogo Sun Holdings, Ltd.	45,558	122,902
Village Main Reef, Ltd.	108,392	13,232
Vodacom Group, Ltd. (b)	59,008	706,852
Wilson Bayly Holmes-Ovcon, Ltd.	17,897	300,922
Woolworths Holdings, Ltd.	175,518	1,350,661

		68,221,210

TOTAL COMMON STOCKS —
(Cost $82,341,964)		73,324,107

SHORT TERM INVESTMENTS — 12.0%
UNITED STATES — 12.0%
MONEY MARKET FUNDS — 12.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,779,757	8,779,757
State Street Institutional Liquid Reserve Fund 0.13% (d)(e)	47,685	47,685

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,827,442)		8,827,442

TOTAL INVESTMENTS — 111.3%
(Cost $91,169,406)		82,151,549
OTHER ASSETS & LIABILITIES — (11.3)%		(8,355,364)

NET ASSETS — 100.0%		$73,796,185

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 7.9%
Abacus Property Group	351,484	$787,845
Alumina, Ltd. (a)(b)	271,910	314,662
Amcor, Ltd.	61,222	592,314
AMP, Ltd.	112,429	610,679
Ansell, Ltd.	49,996	837,622
APA Group	66,143	410,986
Aristocrat Leisure, Ltd. (a)	101,062	385,625
Australia & New Zealand Banking Group, Ltd.	86,942	2,585,998
BHP Billiton, Ltd.	139,716	4,771,850
Billabong International, Ltd. (b)	72,522	55,194
BlueScope Steel, Ltd. (b)	29,342	153,258
Brambles, Ltd.	96,984	856,407
Bunnings Warehouse Property Trust	131,768	326,952
Commonwealth Bank of Australia	59,074	4,188,571
Computershare, Ltd.	56,335	599,067
CSL, Ltd.	28,341	1,750,063
CSR, Ltd.	96,919	208,148
DUET Group	515,245	1,235,487
Envestra, Ltd.	408	449
GWA International, Ltd. (a)	224,173	588,953
Harvey Norman Holdings, Ltd. (a)	168,784	480,386
Hills Industries, Ltd.	193,911	225,410
Insurance Australia Group, Ltd.	128,550	765,253
Lend Lease Group	77,273	821,722
Macquarie Group, Ltd.	19,766	765,551
National Australia Bank, Ltd.	69,951	2,249,081
Newcrest Mining, Ltd.	47,658	996,201
Origin Energy, Ltd.	65,483	906,616
OZ Minerals, Ltd.	34,232	190,220
Perpetual, Ltd.	14,941	627,431
QBE Insurance Group, Ltd.	44,575	627,832
Rio Tinto, Ltd.	20,646	1,231,200
Santos, Ltd.	51,653	669,366
Shopping Centres Australasia Property Group (a)(b)	12,970	22,379
Sonic Healthcare, Ltd.	52,167	757,606
Suncorp Group, Ltd.	84,247	1,038,170
Sydney Airport	183,204	626,478
Tatts Group, Ltd.	251,651	831,677
Toll Holdings, Ltd.	57,368	354,667
Treasury Wine Estates, Ltd.	37,120	220,200
Wesfarmers, Ltd.	56,830	2,381,773
Westfield Group	68,077	770,064
Westfield Retail Trust	57,974	182,531
Westpac Banking Corp.	97,203	3,117,186
Woodside Petroleum, Ltd.	30,975	1,156,734
Woolworths, Ltd.	66,310	2,335,952
WorleyParsons, Ltd.	16,703	429,944

		46,041,760

AUSTRIA — 0.2%
Erste Group Bank AG (b)	11,081	309,198
OMV AG	11,813	503,234
Voestalpine AG	12,516	385,000

		1,197,432

BELGIUM — 1.1%
Ageas	15,598	528,475
Anheuser-Busch InBev NV	29,875	2,963,501
Bekaert NV (a)	3,312	91,778
Delhaize Group (a)	8,484	463,607
Gimv NV	9,741	487,703
KBC Groep NV	9,062	312,673
UCB SA	11,394	728,625
Umicore	16,596	780,938

		6,357,300

CANADA — 9.5%
AGF Management, Ltd. (a)	22,362	237,278
Agnico-Eagle Mines, Ltd.	9,440	387,189
Agrium, Inc. (a)	12,638	1,232,266
ARC Resources, Ltd. (a)	12,530	331,025
Bank of Montreal (a)	20,258	1,274,961
Bank of Nova Scotia (a)	40,223	2,340,254
Barrick Gold Corp.	40,483	1,189,047
BCE, Inc. (a)	9,204	429,964
Bombardier, Inc. (Class B)	99,533	394,821
Brookfield Asset Management, Inc. (Class A)	24,378	890,225
Cameco Corp. (a)	26,655	553,066
Canadian Imperial Bank of Commerce (a)	14,934	1,171,260
Canadian National Railway Co. (a)	23,247	2,336,255
Canadian Natural Resources, Ltd. (a)	50,931	1,632,780
Canadian Oil Sands, Ltd.	23,253	479,273
Canadian Pacific Railway, Ltd. (a)	11,953	1,559,379
Canadian Western Bank (a)	28,309	789,960
Cenovus Energy, Inc.	25,817	799,452
CGI Group, Inc. (Class A) (a)(b)	49,811	1,353,690
Crescent Point Energy Corp. (a)	23,896	902,024
Eldorado Gold Corp.	22,166	211,853
Enbridge, Inc.	29,699	1,382,709
EnCana Corp. (a)	31,678	616,130
Fairfax Financial Holdings, Ltd.	1,438	561,442
First Quantum Minerals, Ltd.	29,355	558,235
Fortis, Inc. (a)	8,377	281,583
Gildan Activewear, Inc.	16,818	670,932
Goldcorp, Inc.	33,690	1,133,446
Husky Energy, Inc. (a)	23,226	666,637
IAMGOLD Corp.	28,355	204,579
Imperial Oil, Ltd.	20,226	826,599
Intact Financial Corp. (a)	4,737	290,249
Kinross Gold Corp.	36,842	291,559
Lululemon Athletica, Inc. (a)(b)	3,647	227,087
Magna International, Inc. (Class A)	19,009	1,117,208
Manulife Financial Corp.	69,764	1,027,284
National Bank of Canada (a)	6,282	461,342
New Gold, Inc. (b)	20,064	182,481
Nordion, Inc.	37,060	245,863
Pacific Rubiales Energy Corp.	11,725	247,437
Pembina Pipeline Corp. (a)	10,335	326,545
Penn West Petroleum, Ltd. (a)	17,146	184,295
Potash Corp. of Saskatchewan, Inc.	42,255	1,659,505
Power Corp. of Canada (a)	12,530	336,699
Power Financial Corp. (a)	10,436	307,548
Research In Motion, Ltd. (a)(b)	21,699	322,297

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Richelieu Hardware, Ltd.	26,450	$1,020,562
Rogers Communications, Inc. (Class B) (a)	25,266	1,290,470
Royal Bank of Canada (a)	53,366	3,214,724
Russel Metals, Inc. (a)	24,452	694,606
Shaw Communications, Inc. (Class B) (a)	27,359	677,546
Sherritt International Corp. (a)	54,669	271,206
Shoppers Drug Mart Corp. (a)	9,204	393,817
Silver Wheaton Corp.	13,394	419,242
SNC-Lavalin Group, Inc.	6,683	279,700
Sun Life Financial, Inc. (a)	25,936	707,659
Suncor Energy, Inc.	73,071	2,189,361
Talisman Energy, Inc.	57,781	706,373
Teck Resources, Ltd. (Class B)	26,948	758,613
TELUS Corp.	12,505	863,577
The Toronto-Dominion Bank (a)	33,026	2,749,485
Thomson Reuters Corp. (a)	14,223	461,430
Tim Hortons, Inc.	7,112	386,489
TMX Group, Ltd.	1,647	90,119
TransCanada Corp. (a)	29,762	1,420,795
Turquoise Hill Resources, Ltd. (a)(b)	16,325	103,965
Valeant Pharmaceuticals International, Inc. (b)	11,300	848,209
Yamana Gold, Inc. (a)	45,120	695,042

		54,868,703

CHINA — 0.5%
Chong Hing Bank, Ltd.	226,000	554,326
Dah Sing Banking Group, Ltd.	445,527	611,816
Dah Sing Financial Holdings, Ltd.	49,685	260,181
Hongkong Land Holdings, Ltd.	114,000	844,740
Sino Land Co., Ltd.	249,047	422,209
Transport International Holdings, Ltd.	218,800	490,441

		3,183,713

DENMARK — 1.3%
A P Moller — Maersk A/S	111	868,039
Danske Bank A/S (b)	33,625	602,360
DSV A/S (a)	30,675	742,372
FLSmidth & Co. A/S (a)	7,882	478,038
GN Store Nord A/S	49,583	883,962
Novo Nordisk A/S (Class B)	18,686	3,041,645
SimCorp A/S (a)	2,218	596,000
Vestas Wind Systems A/S (a)(b)	10,748	86,088

		7,298,504

FINLAND — 1.1%
Amer Sports Oyj (Class A)	4,523	74,749
Elisa Oyj (a)	18,609	346,250
Fortum Oyj	15,069	304,183
Kemira Oyj (a)	24,671	342,778
Kesko Oyj (Class B)	2,521	78,891
Kone Oyj (Class B) (a)	2,490	196,161
Konecranes Oyj (a)	2,316	76,580
Lassila & Tikanoja Oyj	24,820	399,667
Metso Oyj (a)	12,309	524,600
Neste Oil Oyj (a)	19,567	276,386
Nokia Oyj (a)	145,355	471,105
Pohjola Bank PLC (a)	30,583	445,340
Sampo Oyj (Class A)	20,447	787,679
Sanoma Oyj (a)	20,577	189,056
Stockmann Oyj Abp (Class B) (a)	13,188	206,942
Stora Enso Oyj	40,113	259,348
Tikkurila Oyj	6,171	129,957
UPM-Kymmene Oyj	29,213	326,545
Wartsila Oyj (a)	8,207	369,378
YIT Oyj	18,139	378,500

		6,184,095

FRANCE — 6.9%
Accor SA	11,408	396,988
Air Liquide SA	9,990	1,215,852
Alcatel-Lucent (a)(b)	133,298	179,897
Alstom SA	10,308	420,259
AXA SA	67,113	1,155,671
BNP Paribas	34,266	1,761,798
Bourbon SA	10,051	278,586
Bouygues SA	12,632	343,231
Cap Gemini SA	9,544	435,068
Carrefour SA	26,709	732,413
Casino Guichard-Perrachon SA	5,435	572,145
Compagnie de Saint-Gobain	20,564	763,668
Compagnie Generale de Geophysique-Veritas (b)	17,028	384,179
Compagnie Generale des Etablissements Michelin	9,357	783,999
Credit Agricole SA (b)	13,413	110,679
Danone	26,891	1,874,327
Edenred	11,408	373,989
EDF SA (a)	10,205	196,039
Essilor International SA	14,072	1,567,559
France Telecom SA	69,773	706,908
GDF Suez	54,502	1,051,189
Hermes International (a)	2,971	1,033,309
Hi-Media SA (b)	78,432	176,250
L’Oreal SA	3,298	523,864
Lafarge SA	7,827	520,925
Lagardere SCA	10,386	383,095
LVMH Moet Hennessy Louis Vuitton SA	8,332	1,432,612
Nexans SA	5,674	261,129
Pernod — Ricard SA	10,532	1,314,681
Peugeot SA (a)(b)	13,115	95,151
PPR	4,532	997,469
Publicis Groupe SA	13,392	899,557
Renault SA	9,151	574,320
Sanofi	40,202	4,092,184
Schneider Electric SA	22,580	1,652,713
Sechilienne-Sidec SA	12,521	222,362
Societe de la Tour Eiffel	3,536	202,056
Societe Generale (b)	24,456	804,883
Sodexo	7,743	722,840
Technip SA	8,161	838,153
Total SA	84,229	4,040,257
Unibail-Rodamco SE	3,213	749,660
Valeo SA	9,751	528,585
Vallourec SA	7,077	340,784
Veolia Environnement SA	25,481	321,901
Vinci SA	21,752	981,661

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Vivendi SA	42,172	$872,676

		39,887,521

GERMANY — 6.7%
Adidas AG	12,954	1,346,374
Allianz SE	17,486	2,378,976
BASF SE	34,001	2,982,896
Bayer AG	31,258	3,229,935
Bayerische Motoren Werke AG	14,708	1,271,252
Bilfinger SE	7,002	728,562
Commerzbank AG (a)(b)	89,221	131,181
Daimler AG	40,113	2,186,303
Deutsche Bank AG	34,409	1,343,874
Deutsche Boerse AG	9,099	552,011
Deutsche Post AG	39,823	919,182
Deutsche Telekom AG	112,870	1,195,145
E.ON AG	67,904	1,187,602
Fresenius Medical Care AG & Co. KGaA	11,636	786,685
Fresenius SE	7,856	971,362
GEA Group AG	22,578	745,394
Henkel AG & Co. KGaA Preference Shares	6,622	638,513
Hochtief AG (b)	5,793	377,444
Infineon Technologies AG	78,400	620,148
K+S AG	8,926	415,894
Lanxess AG	3,093	219,715
Linde AG	6,066	1,129,845
MAN SE	3,163	340,647
Merck KGaA	5,398	815,846
Muenchener Rueckversicherungs- Gesellschaft AG	8,719	1,633,505
Porsche Automobil Holding SE Preference Shares	8,763	641,621
Puma AG Rudolf Dassler Sport	1,328	415,237
Rheinmetall AG	1,444	66,910
RWE AG	18,126	676,738
Salzgitter AG	3,433	138,046
SAP AG	36,973	2,967,313
Siemens AG	32,504	3,507,275
ThyssenKrupp AG (b)	17,378	354,029
Volkswagen AG	3,763	709,106
Volkswagen AG Preference Shares	5,664	1,127,336
Wincor Nixdorf AG	7,497	373,042

		39,124,944

GREECE — 0.1%
Coca Cola Hellenic Bottling Co. SA	9,769	262,178
Hellenic Telecommunications Organization SA ADR (b)	72,174	221,574
National Bank of Greece SA ADR (b)	42,921	38,354

		522,106

HONG KONG — 2.4%
Bank of East Asia, Ltd. (a)	178,099	702,058
CLP Holdings, Ltd.	107,500	941,689
Esprit Holdings, Ltd. (a)	152,719	183,751
Hang Lung Group, Ltd.	115,000	645,913
Hang Lung Properties, Ltd.	216,000	806,941
Hong Kong Exchanges and Clearing, Ltd. (a)	67,297	1,146,086
Hopewell Holdings	115,500	467,943
Hysan Development Co., Ltd.	227,841	1,150,557
Li & Fung, Ltd. (a)	444,000	612,008
New World Development Co., Ltd.	556,797	942,502
Pacific Basin Shipping, Ltd. (a)	557,000	330,785
Sands China, Ltd.	85,200	441,769
Sun Hung Kai Properties, Ltd.	102,322	1,378,766
Swire Pacific, Ltd.	59,500	758,443
The Link REIT	286,005	1,558,490
Wheelock & Co., Ltd.	221,000	1,177,220
Wing Hang Bank, Ltd.	54,362	577,749

		13,822,670

IRELAND — 0.5%
CRH PLC	35,780	791,174
DCC PLC	16,288	574,128
Grafton Group PLC	81,010	531,671
Irish Bank Resolution Corp., Ltd. (b)(c)	5,635	0
Kingspan Group PLC	49,949	615,739
United Drug PLC (d)	18,161	74,815
United Drug PLC (d)	87,298	359,629

		2,947,156

ISRAEL — 0.4%
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	6,482	262,901
Shufersal, Ltd.	77,808	240,430
Strauss Group, Ltd.	25,669	360,853
Teva Pharmaceutical Industries, Ltd. ADR	42,900	1,702,272

		2,566,456

ITALY — 1.5%
Assicurazioni Generali SpA	18,748	292,262
Atlantia SpA	26,961	426,526
Banca Piccolo Credito Valtellinese Scarl	50,604	55,883
Banca Popolare dell’Etruria e del Lazio	81,614	39,028
Banca Popolare di Milano Scarl (b)	205,199	125,819
Banco Popolare Societa Cooperativa (b)	117,047	147,820
Davide Campari-Milano SpA	125,670	979,533
Enel SpA	147,664	482,760
ENI SpA	87,669	1,973,452
Falck Renewables SpA	215,891	234,671
Fiat Industrial SpA	37,892	426,723
Fiat SpA (b)	44,546	237,386
Finmeccanica SpA (a)(b)	25,928	124,853
Intesa Sanpaolo SpA	400,723	587,637
Pirelli & C. SpA	64,673	679,736
Saipem SpA	16,587	510,971
Societa Cattolica di Assicurazioni Scrl (b)	15,255	264,255
Telecom Italia SpA	430,652	304,703
UniCredit SpA (b)	173,634	742,468

		8,636,486

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

JAPAN — 19.2%
Advantest Corp. (a)	21,700	$310,659
Aeon Co., Ltd. (a)	44,220	571,445
Aoyama Trading Co., Ltd.	33,500	843,379
Asahi Breweries, Ltd.	43,536	1,041,400
Asahi Kasei Corp. (a)	110,550	738,411
Astellas Pharma, Inc.	22,110	1,189,923
Atom Corp. (a)	36,200	220,234
Bridgestone Corp.	33,165	1,118,199
Canon, Inc.	44,016	1,591,729
Casio Computer Co., Ltd. (a)(b)	55,500	427,967
Central Japan Railway Co. (a)	11,100	1,171,155
Chubu Electric Power Co., Inc. (a)	33,165	406,714
Chugai Pharmaceutical Co., Ltd.	22,380	507,728
Chuo Mitsui Trust Holdings, Inc. (a)	233,550	1,100,432
Colowide Co., Ltd. (a)	51,500	532,966
Credit Saison Co., Ltd. (a)	33,500	835,184
Daiichi Sankyo Co., Ltd. (a)	33,165	640,231
Daikin Industries, Ltd. (a)	22,110	867,751
Daito Trust Construction Co., Ltd. (a)	11,055	943,003
Daiwa Securities Group, Inc.	110,550	771,334
DeNA Co., Ltd. (a)	6,900	187,508
Denso Corp.	22,110	937,124
East Japan Railway Co.	11,200	919,634
Eisai Co., Ltd. (a)	11,151	498,130
FANUC Corp.	9,655	1,487,991
Fast Retailing Co., Ltd. (a)	1,000	325,995
Foster Electric Co., Ltd. (a)	12,700	173,845
FUJIFILM Holdings Corp. (a)	22,110	431,759
Fujitsu, Ltd. (a)	114,513	472,570
Fukuoka Financial Group, Inc.	110,550	567,918
Furukawa Electric Co., Ltd. (a)	109,550	244,687
Hankyu Hanshin Holdings, Inc. (a)	111,513	674,866
Hankyu REIT, Inc.	32	222,251
Heiwa Real Estate REIT, Inc.	314	306,252
Hitachi, Ltd. (a)	216,475	1,250,223
Honda Motor Co., Ltd.	54,875	2,074,884
Hoya Corp. (a)	32,506	605,728
Ibiden Co., Ltd. (a)	11,500	179,313
Ichigo Real Estate Investment Corp.	437	320,708
Industrial & Infrastructure Fund Investment Corp.	20	221,655
Isuzu Motors, Ltd.	117,000	690,651
ITOCHU Corp. (a)	110,550	1,329,845
Japan Digital Laboratory Co., Ltd.	66,520	822,126
Japan Hotel REIT Investment Corp.	762	318,918
Japan Tobacco, Inc.	43,600	1,391,193
JFE Holdings, Inc. (a)	22,110	415,533
JSR Corp.	22,200	451,461
JX Holdings, Inc.	221,700	1,228,523
Kajima Corp. (a)	214,475	583,978
KDDI Corp. (a)	22,200	913,784
Kinki Nippon Tourist Co., Ltd. (a)(b)	138,000	204,020
Kintetsu Corp. (a)	215,101	997,490
Kirin Holdings Co., Ltd.	7,000	112,497
Kiyo Holdings, Inc. (a)	331,651	525,590
Komatsu, Ltd. (a)	43,920	1,050,586
Konica Minolta Holdings, Inc. (a)	55,275	404,480
Kubota Corp. (a)	106,550	1,516,315
Kurita Water Industries, Ltd. (a)	11,810	258,760
Kyocera Corp.	11,055	1,035,892
Kyodo Shiryo Co., Ltd.	178,000	213,933
Kyoritsu Maintenance Co., Ltd. (a)	9,000	254,914
Marubeni Corp. (a)	112,550	841,551
Matsuya Co., Ltd. (a)(b)	20,000	326,101
Medipal Holdings Corp.	33,699	477,062
Meiko Network Japan Co., Ltd.	19,900	264,783
MID Reit, Inc.	84	252,840
Milbon Co., Ltd. (a)	7,100	253,733
MISUMI Group, Inc. (a)	33,357	920,315
Mitsubishi Corp. (a)	65,738	1,218,691
Mitsubishi Electric Corp.	110,550	890,091
Mitsubishi Estate Co., Ltd.	7,925	218,818
Mitsubishi Heavy Industries, Ltd. (a)	221,101	1,258,126
Mitsubishi Motors Corp. (a)(b)	330,613	344,608
Mitsubishi UFJ Financial Group, Inc. (a)	429,024	2,546,218
Mitsui & Co., Ltd. (a)	98,626	1,377,323
Mitsui Chemicals, Inc. (a)	110,550	241,042
Mitsui OSK Lines, Ltd. (a)(b)	107,550	353,467
Mizuho Financial Group, Inc. (a)	540,900	1,144,853
MS&AD Insurance Group Holdings, Inc. (a)	22,399	492,197
Murata Manufacturing Co., Ltd. (a)	11,100	827,601
NGK Insulators, Ltd. (a)	3,000	32,323
Nidec Corp. (a)	11,100	664,678
Nikon Corp. (a)	21,800	517,292
Nintendo Co., Ltd. (a)	300	32,259
Nippon Steel Corp. (a)	365,101	912,558
Nippon Suisan Kaisha, Ltd.	177,000	338,864
Nippon Telegraph & Telephone Corp.	11,400	497,735
Nippon Yusen K.K. (a)	110,550	285,723
Nissan Motor Co., Ltd. (a)	88,341	850,336
Nitto Denko Corp.	21,400	1,267,794
NKSJ Holdings, Inc. (a)	22,800	476,273
Nomura Holdings, Inc. (a)	142,985	877,498
NTT Data Corp. (a)	112	373,453
NTT DoCoMo, Inc. (a)	768	1,160,740
Obayashi Corp. (a)	110,550	529,116
Olympus Corp. (b)	11,900	279,844
ORIX Corp. (a)(b)	44,110	558,764
Panasonic Corp. (a)	88,650	616,647
Resona Holdings, Inc. (a)	33,200	172,321
Ringer Hut Co., Ltd. (a)	23,000	289,885
Riso Kyoiku Co., Ltd. (a)	3,610	356,316
Rohm Co., Ltd. (a)	11,100	407,307
Rohto Pharmaceutical Co., Ltd.	7,701	105,498
Sanrio Co., Ltd. (a)	3,900	174,011
Secom Co., Ltd.	11,248	580,226
Sekisui House SI Investment Co.	33	187,077
Seven & I Holdings Co., Ltd.	43,728	1,448,763
Sharp Corp. (a)(b)	8,000	23,144
Shimizu Corp. (a)	111,513	362,933
Shin-Etsu Chemical Co., Ltd. (a)	21,917	1,456,937
Softbank Corp. (a)	43,536	2,009,639
Sony Corp. (a)	43,920	767,035
Stanley Electric Co., Ltd.	21,673	381,963
Sumitomo Chemical Co., Ltd. (a)	110,550	344,513

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Sumitomo Corp. (a)	66,175	$829,123
Sumitomo Electric Industries, Ltd.	43,920	542,343
Sumitomo Metal Mining Co., Ltd. (a)	5,000	71,421
Sumitomo Mitsui Financial Group, Inc. (a)	33,200	1,333,014
Sumitomo Realty & Development Co., Ltd. (a)	4,000	152,946
T&D Holdings, Inc. (a)	33,400	403,557
Taisei Corp. (a)	222,438	612,757
Taiyo Yuden Co., Ltd. (a)	22,800	288,092
Takeda Pharmaceutical Co., Ltd. (a)	33,165	1,774,303
Takeuchi Manufacturing Co., Ltd. (a)	43,900	786,763
TDK Corp. (a)	11,055	384,491
Teijin, Ltd. (a)	114,550	265,602
Terumo Corp. (a)	11,248	484,518
The Akita Bank, Ltd.	110,550	308,063
The Aomori Bank, Ltd. (a)	221,101	672,568
The Awa Bank, Ltd. (a)	110,550	686,675
The Bank of Iwate, Ltd.	11,055	447,397
The Bank of Okinawa, Ltd.	11,055	465,034
The Bank of Yokohama, Ltd. (a)	110,550	640,818
The Chiba Bank, Ltd.	106,550	764,957
The Dai-ichi Life Insurance Co., Ltd.	206	277,164
The Daisan Bank, Ltd.	331,651	634,941
The Daishi Bank, Ltd.	216,176	882,914
The Eighteenth Bank, Ltd.	217,251	568,430
The Higo Bank, Ltd.	110,550	706,664
The Hokkoku Bank, Ltd. (a)	110,550	462,095
The Hyakugo Bank, Ltd.	110,550	551,457
The Kansai Electric Power Co., Inc. (b)	40,000	394,810
The Musashino Bank, Ltd.	11,055	433,875
The Nanto Bank, Ltd. (a)	108,550	517,235
The Ogaki Kyoritsu Bank, Ltd.	110,550	402,128
The San-In Godo Bank, Ltd.	105,550	904,843
The Shiga Bank, Ltd. (a)	110,550	754,872
The Shikoku Bank, Ltd. (a)	216,101	664,254
The Toho Bank, Ltd.	221,101	710,195
The Tokyo Electric Power Co., Inc. (a)(b)	44,575	120,896
The Yamagata Bank, Ltd.	118,176	556,817
The Yamanashi Chuo Bank, Ltd.	110,550	504,424
Tohoku Electric Power Co., Inc. (b)	35,300	285,344
Tokio Marine Holdings, Inc.	33,165	934,772
Tokyo Dome Corp. (a)	117,000	665,763
Tokyo Electron, Ltd. (a)	11,055	489,726
Tokyo Gas Co., Ltd. (a)	112,475	614,892
Tokyu Corp. (a)	110,550	833,652
Toray Industries, Inc. (a)	110,550	747,818
Toshiba Corp. (a)	214,513	1,076,900
Toyota Motor Corp.	88,988	4,599,890
Unihair Co., Ltd. (a)(b)	14,500	242,438
Usen Corp. (a)(b)	208,700	341,840
USS Co., Ltd. (a)	9,901	1,163,647
Warabeya Nichiyo Co., Ltd.	11,300	184,247
Yamada Denki Co., Ltd. (a)	7,728	353,029
Zenrin Co., Ltd.	20,900	284,313

		111,022,986

LUXEMBOURG — 0.2%
ArcelorMittal	33,885	437,293
Millicom International Cellular SA (a)	6,290	497,413
Tenaris SA (a)	7,413	150,876
Ternium SA ADR	9,725	197,904

		1,283,486

NETHERLANDS — 3.2%
Aegon NV	86,139	518,876
Akzo Nobel NV	14,635	930,619
ASML Holding NV	18,479	1,245,054
European Aeronautic Defence and Space Co. NV	22,051	1,124,132
Fugro NV	8,213	455,390
Heineken NV	14,072	1,062,507
ING Groep NV (b)	151,628	1,078,084
Koninklijke (Royal) KPN NV (a)	60,440	203,651
Koninklijke Ahold NV	63,560	975,735
Koninklijke DSM NV	15,804	921,546
Koninklijke Philips Electronics NV	50,562	1,498,831
PostNL NV (b)	26,450	52,985
Royal Dutch Shell PLC (Class A)	145,372	4,699,559
SBM Offshore NV (b)	18,169	301,201
TNT Express NV	22,682	166,542
Unilever NV	68,125	2,795,400
Wolters Kluwer NV	22,594	494,235

		18,524,347

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	264,487	580,697

NORWAY — 0.8%
DnB NOR ASA	55,780	819,127
Norsk Hydro ASA (a)	67,615	292,602
Orkla ASA	64,784	518,716
StatoilHydro ASA	45,701	1,106,384
Storebrand ASA (b)	47,337	183,991
Telenor ASA	37,622	823,717
Yara International ASA	16,708	757,983

		4,502,520

PORTUGAL — 0.2%
EDP — Energias de Portugal SA	115,165	355,216
Mota — Engil SGPS SA	96,130	229,352
Portugal Telecom SGPS SA (a)	56,655	281,109
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	133,073	562,875

		1,428,552

SINGAPORE — 1.5%
Ascendas REIT	436,000	913,751
CapitaLand, Ltd. (a)	218,000	620,297
City Developments, Ltd. (a)	111,000	1,013,727
Cosco Corp. Singapore, Ltd. (a)	447,000	327,882
Flextronics International, Ltd. (a)(b)	79,942	540,408
Genting Singapore PLC (a)	444,400	535,530
Keppel Corp., Ltd.	116,975	1,056,037
Lippo Malls Indonesia Retail Trust	655,000	271,905
SembCorp Industries, Ltd.	228,000	953,829
Singapore Exchange, Ltd.	109,000	676,527
UOL Group, Ltd.	231,000	1,299,678

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Wilmar International, Ltd. (a)	108,000	$300,338

		8,509,909

SOUTH KOREA — 4.3%
Bioland, Ltd.	15,870	235,354
CJ CGV Co., Ltd.	11,010	494,292
Cosmochemical Co., Ltd. (b)	10,890	71,452
Credu Corp.	5,773	211,441
Crown Confectionery Co., Ltd.	1,253	297,878
Dae Han Flour Mills Co., Ltd.	1,628	193,148
Digitech Systems Co., Ltd. (b)	15,897	133,737
Dongwon Industries Co., Ltd.	1,131	297,337
Dongyang Mechatronics Corp.	13,930	155,251
Genic Co., Ltd. (b)	4,677	155,115
GS Home Shopping, Inc.	1,848	318,575
Haansoft, Inc.	22,347	378,610
Hana Tour Service, Inc.	4,976	310,832
Harim Co., Ltd. (a)(b)	89,523	283,229
Hotel Shilla Co., Ltd.	4,637	229,224
Hyundai Elevator Co., Ltd. (b)	1,410	113,043
Hyundai Engineering Plastics Co., Ltd.	53,480	256,681
Hyundai Hy Communications & Networks Co., Ltd.	61,040	328,078
Hyundai Mobis	1,873	517,659
Hyundai Securities Co., Ltd.	190,560	1,380,472
INFINITT Co., Ltd. (b)	13,908	135,005
Interpark Corp.	31,668	229,128
Kia Motors Corp.	5,599	279,799
KIWOOM Securities Co., Ltd.	13,742	844,825
Koh Young Technology, Inc.	7,157	217,103
Korea Electric Power Corp. ADR (b)	79,863	1,079,992
KT Corp. ADR (b)	47,277	746,954
KT&G Corp.	3,847	264,857
LG Chem, Ltd.	762	183,548
LG Display Co., Ltd. ADR (a)(b)	71,862	1,035,482
LG Electronics, Inc. (a)	4,510	328,744
LG Household & Health Care, Ltd.	364	201,532
Lotte Samkang Co., Ltd.	435	334,676
Modetour Network, Inc.	12,467	315,989
NHN Corp.	1,363	339,341
POSCO ADR	26,654	1,958,658
Sajo Industries Co., Ltd. (b)	5,436	254,064
Samsung Electronics Co., Ltd. GDR	11,303	7,681,130
Shinsegae Food Co., Ltd.	2,400	201,043
SK Innovation Co., Ltd.	4,323	629,450
SK Telecom Co., Ltd. ADR (a)	75,801	1,354,564

		24,977,292

SPAIN — 2.1%
Abertis Infraestructuras SA (a)	13,677	230,246
Acciona SA	3,532	192,892
Acerinox SA (a)	21,438	220,228
ACS, Actividades de Construccion y Servicios SA	12,486	291,886
Banco Bilbao Vizcaya Argentaria SA	140,851	1,223,201
Banco de Sabadell SA (a)(b)	66,366	122,036
Banco Santander SA	295,826	1,991,278
Distribuidora Internacional de Alimentacion SA	25,882	179,336
Ebro Puleva SA	3,473	69,125
Enagas	32,413	756,055
Faes Farma SA	86,946	223,853
Ferrovial SA	33,799	537,308
Gamesa Corp. Tecnologica SA	25,637	78,351
Gestevision Telecinco SA	39,494	284,050
Iberdrola SA	195,252	910,876
Indra Sistemas SA (a)	30,532	364,617
Industria de Diseno Textil SA	5,299	703,579
NH Hoteles SA (b)	72,145	227,898
Red Electrica Corporacion SA	14,140	712,669
Repsol YPF SA	37,614	765,557
Sacyr Vallehermoso SA (b)	15,823	28,567
Telefonica SA	139,472	1,878,716

		11,992,324

SWEDEN — 2.6%
Alfa Laval AB	37,680	869,850
Assa Abloy AB (Class B)	32,368	1,324,688
Atlas Copco AB (Class B)	71,266	1,804,119
Boliden AB	25,376	409,404
CDON Group AB (a)(b)	31,532	179,435
Electrolux AB (a)	24,374	621,533
Hennes & Mauritz AB (Class B)	34,387	1,232,263
Investor AB	12,526	362,564
Kinnevik Investment AB (Class B)	28,794	699,258
Nordea Bank AB (a)	84,610	960,353
Sandvik AB	51,910	799,966
Scania AB (Class B)	31,414	658,525
Securitas AB (Class B)	46,273	436,612
Skanska AB (Class B)	39,209	710,369
Tele2 AB (Class B)	31,255	545,112
Telefonaktiebolaget LM Ericsson (Class B)	139,617	1,743,602
TeliaSonera AB	85,465	611,610
Volvo AB (Class A)	75,861	1,105,480

		15,074,743

SWITZERLAND — 7.5%
ABB, Ltd.	91,747	2,074,347
Adecco SA	10,101	554,678
Clariant AG	34,828	485,484
Compagnie Financiere Richemont SA	13,054	1,027,006
Credit Suisse Group AG (a)	41,900	1,102,201
Geberit AG	3,321	819,597
Glencore International PLC (a)	87,057	470,735
Holcim, Ltd.	11,953	954,902
Julius Baer Group, Ltd.	11,106	432,887
Kuehne & Nagel International AG	4,507	492,607
Lonza Group AG	5,624	365,846
Nestle SA	132,919	9,636,084
Nobel Biocare Holding AG (a)	14,250	142,959
Novartis AG	99,262	7,070,301
PSP Swiss Property AG	10,767	983,521
Roche Holding AG	28,968	6,760,577
SGS SA	438	1,076,788
STMicroelectronics NV	27,538	211,462
Sulzer AG	4,114	704,674
Swiss Life Holding AG	2,868	426,134
Syngenta AG	4,671	1,953,341
The Swatch Group AG	2,550	1,486,456

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

UBS AG	138,591	$2,129,467
Wolseley PLC	12,521	622,280
Zurich Insurance Group AG	5,723	1,596,723

		43,581,057

UNITED KINGDOM — 16.9%
3i Group PLC	69,819	335,013
AMEC PLC	36,936	592,263
Anglo American PLC	54,668	1,404,540
AstraZeneca PLC	45,653	2,287,274
Aviva PLC	114,022	512,831
BAE Systems PLC	147,137	880,946
Balfour Beatty PLC	102,057	363,866
Barclays PLC	454,830	2,010,789
Barratt Developments PLC (b)	62,573	260,433
BG Group PLC	136,544	2,340,816
BHP Billiton PLC	91,321	2,655,462
BP PLC	772,722	5,396,192
British American Tobacco PLC	65,459	3,505,706
British Land Co. PLC	56,816	468,890
British Sky Broadcasting Group PLC	67,733	908,159
BT Group PLC	317,380	1,339,754
Burberry Group PLC	18,461	372,547
Cable & Wireless Communications PLC	152,069	96,843
Cairn Energy PLC (b)	14,721	61,136
Capita Group PLC	31,347	427,914
Carnival PLC	14,840	519,179
Centrica PLC	203,485	1,136,127
Compass Group PLC	116,589	1,487,976
Diageo PLC	91,339	2,877,896
Experian PLC	37,278	645,295
FirstGroup PLC	52,248	159,545
G4S PLC	121,911	539,428
GlaxoSmithKline PLC	185,733	4,338,976
Hays PLC	232,829	340,989
HSBC Holdings PLC	683,807	7,294,249
ICAP PLC	53,684	236,724
Imperial Tobacco Group PLC	43,602	1,522,110
Informa PLC	77,196	617,154
Intercontinental Hotels Group PLC	37,608	1,146,115
Invensys PLC	74,057	394,481
J Sainsbury PLC	82,213	472,506
Kingfisher PLC	156,077	682,072
Land Securities Group PLC	43,563	548,369
Legal & General Group PLC	323,805	849,135
Lloyds Banking Group PLC (b)	1,340,394	990,998
Lonmin PLC (a)(b)	11,301	49,918
Man Group PLC	91,947	124,469
Marks & Spencer Group PLC	96,673	572,493
Mondi PLC	50,269	682,399
National Grid PLC	169,280	1,966,382
Next PLC	15,508	1,028,112
Old Mutual PLC	251,423	773,855
Pearson PLC	48,041	863,703
Persimmon PLC	43,241	701,898
Prudential PLC	111,108	1,796,783
Randgold Resources, Ltd.	6,945	598,992
Reckitt Benckiser Group PLC	29,855	2,138,827
Rentokil Initial PLC	231,725	352,567
Resolution, Ltd.	77,244	319,619
Rio Tinto PLC	55,716	2,609,972
Rolls-Royce Holdings PLC	94,656	1,624,154
Royal Bank of Scotland Group PLC (b)	78,821	329,734
Royal Dutch Shell PLC (Class B)	106,237	3,524,747
RSA Insurance Group PLC	216,736	383,076
SABMiller PLC	39,847	2,095,918
Scottish & Southern Energy PLC	42,242	951,873
Serco Group PLC	69,002	656,946
Shire PLC	35,839	1,090,572
Smith & Nephew PLC	69,862	806,223
Smiths Group PLC	32,834	626,700
Standard Chartered PLC	70,670	1,828,007
Standard Life PLC	150,506	834,842
Tate & Lyle PLC	59,673	770,189
Tesco PLC	316,694	1,834,814
The Sage Group PLC	120,222	625,603
Tullow Oil PLC	50,174	937,859
Unilever PLC	60,146	2,542,592
Vodafone Group PLC	1,916,003	5,428,858
William Hill PLC	39,709	223,035
William Morrison Supermarkets PLC	146,749	615,460
WPP PLC	66,282	1,055,776
Xstrata PLC	80,361	1,303,219

		97,690,884

TOTAL COMMON STOCKS —
(Cost $518,684,920)		571,807,643

PREFERRED STOCK — 0.2%
SOUTH KOREA — 0.2%
Hyundai Motor Co., Ltd. (Cost $1,055,452)	15,566	1,203,196

RIGHTS — 0.0% (e)
UNITED KINGDOM — 0.0% (e)
William Hill PLC (expiring 4/4/13) (b) (Cost $0)	8,502	16,008

SHORT TERM INVESTMENTS — 8.2%
UNITED STATES — 8.2%
MONEY MARKET FUNDS — 8.2%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	46,230,415	46,230,415
State Street Institutional Liquid Reserve Fund 0.13% (g)(h)	1,547,840	1,547,840

TOTAL SHORT TERM INVESTMENTS —
(Cost $47,778,255)		47,778,255

TOTAL INVESTMENTS — 107.1%
(Cost $567,518,627)		620,805,102
OTHER ASSETS & LIABILITIES — (7.1)%		(41,252,380)

NET ASSETS — 100.0%		$579,552,722

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 8.2%
Adelaide Brighton, Ltd.	592,880	$2,188,098
AET&D Holdings No 1 Pty, Ltd. (a)(b)	110,316	0
Alumina, Ltd. (a)(c)	1,157,522	1,339,519
Aristocrat Leisure, Ltd.	279,082	1,064,902
Arrium, Ltd.	615,050	557,862
Atlas Iron, Ltd.	438,648	507,617
Aurora Oil & Gas, Ltd. (a)(c)	247,530	851,606
Ausenco, Ltd.	138,749	558,359
Australian Infrastructure Fund	259,014	826,307
AWE, Ltd. (c)	853,425	1,152,211
Bank of Queensland, Ltd.	5,380	54,126
Beach Energy, Ltd.	1,126,062	1,655,305
Beadell Resources, Ltd. (c)	403,688	382,987
BlueScope Steel, Ltd. (c)	294,480	1,538,120
Boart Longyear Group	268,555	358,377
Bradken, Ltd. (a)	88,570	601,124
carsales.com, Ltd.	150,094	1,470,916
Charter Hall Retail REIT	199,747	814,242
Coalspur Mines, Ltd. (a)(c)	261,382	140,339
CSR, Ltd.	304,389	653,722
David Jones, Ltd. (a)	277,288	864,369
Discovery Metals, Ltd. (a)(c)	239,231	157,128
Downer EDI, Ltd.	214,012	1,106,666
DuluxGroup, Ltd.	195,316	906,138
Energy World Corp., Ltd. (a)(c)	541,774	208,986
Evolution Mining, Ltd. (c)	265,168	405,000
Fairfax Media, Ltd. (a)	1,016,818	667,852
FKP Property Group (a)	181,782	299,436
Fleetwood Corp., Ltd. (a)	171,014	1,658,102
Goodman Fielder, Ltd. (c)	1,657,983	1,227,256
Independence Group NL	129,129	534,455
Infigen Energy (a)(c)	927,955	261,209
Investa Office Fund	360,525	1,150,148
Invocare, Ltd.	325,009	3,720,441
IOOF Holdings, Ltd.	370,072	3,202,293
JB Hi-Fi, Ltd. (a)	164,985	2,538,794
Karoon Gas Australia, Ltd. (c)	124,641	665,315
Kingsgate Consolidated, Ltd. (a)	85,965	348,633
Lynas Corp., Ltd. (a)(c)	775,581	452,806
Medusa Mining, Ltd.	98,669	442,330
Mesoblast, Ltd. (a)(c)	111,998	718,095
Mineral Resources, Ltd.	76,981	849,916
Monadelphous Group, Ltd. (a)	112,525	2,663,003
Mount Gibson Iron, Ltd.	510,119	276,549
Myer Holdings, Ltd. (a)	304,297	935,872
Navitas, Ltd. (a)	130,653	726,011
Nufarm, Ltd.	116,229	478,639
Oakton, Ltd. (a)	250,816	334,705
Pacific Brands, Ltd.	1,208,091	1,083,166
Paladin Energy, Ltd. (a)(c)	522,273	539,051
PanAust, Ltd.	245,625	635,069
Perpetual, Ltd.	21,424	899,677
Perseus Mining, Ltd. (c)	272,713	510,349
Platinum Australia, Ltd. (b)(c)	610,876	0
Primary Health Care, Ltd. (a)	220,510	1,140,267
Programmed Maintenance Services, Ltd. (a)	252,031	672,652
Resolute Mining, Ltd.	351,765	487,754
Roc Oil Co., Ltd. (c)	998,500	520,493
SAI Global, Ltd.	381,611	1,340,749
Senex Energy, Ltd. (c)	582,421	409,862
Seven West Media, Ltd. (a)	276,064	578,499
Sigma Pharmaceuticals, Ltd.	1,750,796	1,350,716
Silver Lake Resources, Ltd. (c)	141,318	310,868
Sims Metal Management, Ltd.	82,355	861,168
Southern Cross Media Group, Ltd. (a)	427,116	694,652
St Barbara, Ltd. (c)	291,150	364,246
STW Communications Group, Ltd.	778,515	1,184,995
Sundance Resources, Ltd. (b)(c)	1,231,199	269,553
Transfield Services, Ltd.	317,813	603,031
UGL, Ltd. (a)	77,034	822,392
Western Areas NL (a)	112,369	399,482
WHK Group, Ltd.	864,627	914,938

		61,109,515

AUSTRIA — 0.6%
AMS AG	5,219	590,269
Atrium European Real Estate, Ltd.	101,870	588,650
BWT AG	34,352	702,253
Schoeller-Bleckmann Oilfield Equipment AG	17,887	1,794,314
Wienerberger AG (a)	67,401	803,872

		4,479,358

BELGIUM — 1.2%
AGFA-Gevaert NV (c)(d)	196,509	353,272
AGFA-Gevaert NV (a)(b)(c)(d)	42,353	0
Barco NV	28,073	2,460,311
Bekaert NV (a)	20,685	573,199
EVS Broadcast Equipment SA	19,637	1,262,306
KBC Ancora (c)	29,352	507,319
Mobistar SA	21,650	487,069
Nyrstar (a)	81,571	380,225
RHJ International (c)	170,683	810,944
Tessenderlo Chemie NV (d)	43,264	1,152,772
Tessenderlo Chemie NV (b)(c)(d)	4,451	0
ThromboGenics NV (c)	16,167	780,370

		8,767,787

BERMUDA — 0.2%
Golden Ocean Group, Ltd. (c)	358,521	344,844
Ship Finance International, Ltd. (a)	34,067	600,942
SmarTone Telecommunications Holding, Ltd. (a)	8,953	14,763
Trinity, Ltd. (a)	614,000	314,014

		1,274,563

CANADA — 10.4%
Advantage Oil & Gas, Ltd. (c)	132,421	490,086
Alacer Gold Corp. (a)(c)	114,738	463,040
Algonquin Power & Utilities Corp.	81,951	600,143
Angle Energy, Inc. (a)(c)	81,370	247,486
Argonaut Gold, Inc. (c)	66,876	542,407
Asanko Gold, Inc. (a)(c)	54,100	173,065
Atlantic Power Corp. (a)	60,634	298,410
AuRico Gold, Inc. (a)(c)	171,029	1,077,401

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Aurizon Mines, Ltd. (c)	114,803	$502,853
B2Gold Corp. (c)	180,637	549,405
Bankers Petroleum, Ltd. (a)(c)	151,292	397,608
Banro Corp. (a)(c)	123,004	210,667
Birchcliff Energy, Ltd. (a)(c)	62,778	529,561
BlackPearl Resources, Inc. (a)(c)	167,222	383,510
Calfrac Well Services, Ltd. (a)	20,464	549,695
Canfor Corp. (c)	45,131	944,422
Capital Power Corp. (a)	30,720	641,039
Capstone Mining Corp. (c)	206,231	458,765
CCL Industries, Inc.	11,547	680,806
Celestica, Inc. (c)	108,748	877,734
Centerra Gold, Inc.	74,648	444,530
China Gold International Resources Corp., Ltd. (c)	124,448	470,378
Cineplex, Inc. (a)	30,194	1,024,744
CML HealthCare, Inc. (a)	48,874	349,255
Cogeco Cable, Inc.	8,593	385,858
Colossus Minerals, Inc. (a)(c)	75,445	227,980
Continental Gold, Ltd. (c)	56,678	363,739
Copper Mountain Mining Corp. (c)	69,129	185,079
Corus Entertainment, Inc. (Class B) (a)	152,501	3,926,794
Cott Corp. (a)	75,017	757,591
Crew Energy, Inc. (c)	68,770	485,340
Davis & Henderson Corp. (a)	32,089	689,821
Denison Mines Corp. (a)(c)	275,868	377,436
Dominion Diamond Corp. (c)	45,630	745,566
Dorel Industries, Inc.	14,708	592,837
Dundee Corp. (Class A) (c)	93,172	3,209,823
Dundee Precious Metals, Inc. (a)(c)	58,254	452,982
Endeavour Mining Corp. (c)	227,363	335,690
Endeavour Silver Corp. (c)	61,082	380,579
FirstService Corp. (a)(c)	57,488	1,916,550
Fortuna Silver Mines, Inc. (a)(c)	75,996	327,637
Freehold Royalties, Ltd. (a)	86,771	1,996,856
Gabriel Resources, Ltd. (a)(c)	104,373	248,617
GMP Capital, Inc.	101,503	655,406
Golden Star Resources, Ltd. (a)(c)	331,472	531,817
Gran Tierra Energy, Inc. (c)	151,416	883,800
Granite Real Estate Investment Trust	24,515	937,697
Great Basin Gold, Ltd. (c)(e)	266,255	0
Great Canadian Gaming Corp. (a)(c)	57,650	531,700
Guardian Capital Group, Ltd. (Class A)	218,213	2,899,626
Home Capital Group, Inc.	49,139	2,841,109
Horizon North Logistics, Inc. (a)	73,851	415,069
HudBay Minerals, Inc.	91,543	880,334
Imax Corp. (c)	26,349	704,144
Innergex Renewable Energy, Inc.	57,178	542,542
Ithaca Energy, Inc. (a)(c)	158,846	270,489
Just Energy Group, Inc. (a)	78,865	517,771
Kelt Exploration, Ltd. (a)(c)	21,108	138,165
Kirkland Lake Gold, Inc. (a)(c)	42,138	223,143
Lake Shore Gold Corp. (c)	246,886	148,236
Legacy Oil + Gas, Inc. (c)	75,547	405,267
Linamar Corp.	77,451	1,846,413
MacDonald, Dettwiler & Associates, Ltd.	14,708	1,006,158
MAG Silver Corp. (a)(c)	51,867	492,148
Major Drilling Group International, Inc.	99,682	887,959
Maple Leaf Foods, Inc. (a)	43,052	582,248
Martinrea International, Inc. (c)	101,879	820,287
Mullen Group, Ltd. (a)	42,578	938,355
Nevsun Resources, Ltd.	108,053	416,918
Niko Resources, Ltd.	25,661	161,399
Northern Dynasty Minerals, Ltd. (a)(c)	56,887	180,860
Northland Power, Inc. (a)	36,626	666,943
Novagold Resources, Inc. (c)	115,732	424,903
NuVista Energy, Ltd. (a)(c)	102,099	653,225
OceanaGold Corp. (c)	159,368	453,343
Osisko Mining Corp. (c)	38,838	230,516
Parkland Fuel Corp. (a)	45,219	761,105
Pason Systems, Inc.	40,859	712,655
PetroBakken Energy, Ltd. (a)	60,062	522,021
Petrobank Energy & Resources, Ltd. (c)	54,105	37,279
Petrominerales, Ltd. (a)	50,059	304,508
Poseidon Concepts Corp. (b)	43,064	11,445
Premier Gold Mines, Ltd. (a)(c)	95,387	281,668
Pretium Resources, Inc. (c)	42,071	333,769
Rio Alto Mining, Ltd. (c)	105,668	485,722
Romarco Minerals, Inc. (c)	303,499	244,962
RONA, Inc.	56,772	624,746
Rubicon Minerals Corp. (a)(c)	188,357	457,938
Russel Metals, Inc. (a)	86,210	2,448,960
Sabina Gold & Silver Corp. (c)	82,364	153,224
Savanna Energy Services Corp. (a)	110,022	741,819
Seabridge Gold, Inc. (a)(c)	23,643	326,969
Secure Energy Services, Inc. (c)	54,437	654,776
SEMAFO, Inc. (a)	138,332	345,847
Sherritt International Corp. (a)	158,877	788,169
Silver Standard Resources, Inc. (a)(c)	46,109	486,528
Silvercorp Metals, Inc. (a)	103,242	410,549
Southern Pacific Resource Corp. (c)	302,645	238,315
Stantec, Inc. (a)	52,257	2,304,873
Sunshine Oilsands, Ltd. (a)(c)	932,000	248,529
Superior Plus Corp.	59,345	695,118
Tanzanian Royalty Exploration Corp. (a)(c)	85,544	334,278
The North West Co., Inc.	28,625	653,392
Thompson Creek Metals Co., Inc. (a)(c)	95,055	287,237
Torex Gold Resources, Inc. (c)	304,721	521,890
Transcontinental, Inc. (a)	40,448	502,042
TransForce, Inc.	46,810	1,009,045
TransGlobe Energy Corp. (c)	51,468	440,742
Trican Well Service, Ltd. (a)	74,147	1,087,446
Trinidad Drilling, Ltd.	74,147	537,154
Uni-Select, Inc.	88,321	1,716,085
Westport Innovations, Inc. (a)(c)	23,867	705,239
Westshore Terminals Investment Corp.	30,134	846,522
Whitecap Resources, Inc.	66,867	636,453
Wi-Lan, Inc. (a)	87,765	355,915

		78,056,709

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

CHINA — 1.7%
Allied Properties HK, Ltd.	4,972,791	$800,756
Cafe de Coral Holdings, Ltd.	835,867	2,546,586
China Sandi Holdings, Ltd. (b)(c)	103	8
Chow Sang Sang Holding International, Ltd. (a)	251,939	743,226
Daphne International Holdings, Ltd. (a)	570,000	715,928
G-Resources Group, Ltd. (c)	9,549,000	498,199
HKR International, Ltd.	2,739,979	1,475,413
K Wah International Holdings, Ltd.	2,719,717	1,527,567
Melco International Development, Ltd.	539,000	933,207
Midland Holdings, Ltd.	785,790	347,209
Road King Infrastructure, Ltd.	1,221,544	1,153,461
Shun Tak Holdings, Ltd. (a)	1,288,749	693,960
Texwinca Holdings, Ltd.	928,050	979,141
Xinyi Glass Holdings Co., Ltd. (a)	1,194	843

		12,415,504

DENMARK — 1.0%
Amagerbanken A/S (b)(c)	308,573	0
Bang & Olufsen A/S (a)(c)	33,817	302,900
D/S Norden A/S	15,093	486,158
East Asiatic Co., Ltd. A/S (a)(c)	36,697	635,268
Genmab A/S (c)	41,233	955,273
IC Companys A/S	27,125	626,087
NKT Holding A/S	11,448	425,147
Pandora A/S (a)	27,946	770,194
SimCorp A/S (a)	8,481	2,278,935
Sydbank A/S (c)	30,080	617,092
Vestas Wind Systems A/S (a)(c)	98,492	788,886

		7,885,940

FINLAND — 1.6%
Amer Sports Oyj (Class A)	171,117	2,827,941
Citycon Oyj (a)	430,689	1,233,296
Cramo Oyj (a)	75,870	940,147
HKScan Oyj	129,738	626,403
Konecranes Oyj (a)	19,264	636,975
Lassila & Tikanoja Oyj	83,822	1,349,752
Outokumpu Oyj (a)(c)	518,478	394,806
Poyry Oyj (c)	88,526	492,218
Talvivaara Mining Co. PLC (a)(c)	86,754	25,288
Tieto Oyj (a)	72,822	1,542,926
Vacon Oyj (a)	30,130	2,031,220

		12,100,972

FRANCE — 2.5%
Air France-KLM (c)	72,522	685,403
Bourbon SA	20,991	581,813
Carbone Lorraine SA	38,372	893,821
Club Mediterranee SA (c)	35,425	613,650
Etablissements Maurel et Prom	42,424	742,516
GL Events SA	33,167	721,044
Groupe Steria SCA	36,069	488,173
Havas SA	110,408	700,226
IPSOS	44,786	1,570,014
Jacquet Metal Service	40,754	481,456
Neopost SA (a)	15,354	921,430
Rubis	70,776	4,318,780
Saft Groupe SA	47,703	1,231,233
Sequana (c)	5	10
Sequana SA (a)(c)	13,046	104,535
Societe d’Edition de Canal +	57,069	397,190
Societe de la Tour Eiffel	16,326	932,907
Societe Television Francaise 1	54,448	611,421
SOITEC (a)(c)	138,329	518,674
Technicolor SA (c)	131,453	536,780
Teleperformance	24,231	1,034,418
UbiSoft Entertainment SA (c)	63,925	691,985

		18,777,479

GERMANY — 3.5%
Aareal Bank AG (c)	24,401	517,940
Aixtron SE (a)	47,452	689,153
Alstria Office REIT-AG	47,678	538,153
Deutsche Euroshop AG	18,517	750,304
Dialog Semiconductor PLC (a)(c)	37,408	497,168
DIC Asset AG	56,430	565,057
Drillisch AG	46,542	851,944
Duerr AG	6,526	712,386
Freenet AG	55,532	1,351,655
Gerresheimer AG	24,935	1,435,252
Gildemeister AG	77,666	1,634,589
GSW Immobilien AG	21,744	861,656
Indus Holding AG	70,773	2,191,106
Jenoptik AG	148,946	1,540,228
Kloeckner & Co. SE (c)	57,263	812,522
Kontron AG	88,965	484,606
KUKA AG (c)	53,345	2,331,064
Leoni AG	45,141	1,751,138
MLP AG	65,490	437,550
Morphosys AG (c)	10,646	435,748
Patrizia Immobilien AG (c)	122,606	1,141,427
Rheinmetall AG	20,201	936,048
Stada Arzneimittel AG	32,208	1,320,983
TAG Immobilien AG	52,971	607,419
TUI AG (c)	95,565	1,027,247
Wincor Nixdorf AG	16,983	845,054

		26,267,397

GIBRALTAR — 0.1%
Bwin.Party Digital Entertainment PLC	348,593	760,105

GREECE — 0.7%
Alpha Bank AE (c)	284,287	259,188
Diana Shipping, Inc. (c)	90,703	966,894
DryShips, Inc. (c)	233,485	476,310
EFG Eurobank Ergasias (c)	2,283	718
Ellaktor SA (c)	135,750	270,191
Hellenic Exchanges SA	93,850	473,615
Hellenic Telecommunications Organization SA (c)	125,087	758,146
JUMBO SA	64,330	459,290
Marfin Investment Group SA (c)	464,093	160,308
National Bank of Greece SA (c)	453,854	386,392
Piraeus Bank SA (c)	594,639	148,897
Public Power Corp. SA (c)	58,866	420,279
Titan Cement Co. SA (c)	29,796	497,393

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

TT Hellenic Postbank SA (b)(c)	129,076	$0

		5,277,621

HONG KONG — 0.8%
Champion REIT (a)	189	98
China Mining Resources Group, Ltd. (a)(c)(e)	20,920,000	234,461
Emperor Watch & Jewellery, Ltd.	2,690,000	273,760
Giordano International, Ltd. (a)	1,874,000	1,868,532
Luk Fook Holdings International, Ltd. (a)	192,000	615,872
Mongolia Energy Co., Ltd. (c)	723	29
Pacific Basin Shipping, Ltd.	1,555,000	923,467
Peace Mark (Holdings), Ltd. (b)(c)	504,228	0
Skyworth Digital Holdings, Ltd.	1,103	740
Stella International Holdings, Ltd.	270,000	810,419
Yanchang Petroleum International, Ltd. (c)	4,420,000	296,085
Yuexiu Real Estate Investment Trust (a)	1,108,000	629,460

		5,652,923

IRELAND — 0.8%
C&C Group PLC	284,601	1,855,785
Kenmare Resources PLC (c)	1,252,349	551,473
Kingspan Group PLC	125,732	1,549,943
Smurfit Kappa Group PLC	74,199	1,229,097
United Drug PLC	115,202	474,581

		5,660,879

ISRAEL — 0.7%
Clal Insurance Enterprise Holdings, Ltd.	21,002	348,468
Delek Group, Ltd.	2,528	710,212
Elbit Systems, Ltd.	14,763	623,952
Israel Discount Bank, Ltd. (Class A) (c)	447,393	765,711
Migdal Insurance & Financial Holding, Ltd.	250,273	407,957
Mizrahi Tefahot Bank, Ltd. (c)	62,968	672,259
NICE Systems, Ltd. (c)	38,703	1,423,840
Osem Investments, Ltd.	36,122	690,783

		5,643,182

ITALY — 2.0%
A2A SpA	798,126	474,824
Amplifon SpA	241,000	1,262,629
Ansaldo STS SpA	56,950	570,410
Astaldi SpA	228,432	1,575,179
Banca Popolare dell’Emilia Romagna Scrl	168,682	1,193,490
Banca Popolare dell’Etruria e del Lazio	239,107	114,341
Banca Popolare di Milano Scarl (c)	1,640,619	1,005,958
Banca Popolare di Sondrio Scrl	168,814	880,536
EI Towers SpA (c)	30,472	934,011
Esprinet SpA	100,012	458,221
Hera SpA	243,252	428,870
IMMSI SpA	751,145	453,625
Interpump Group SpA	270,668	2,120,144
Saras SpA (c)	292,714	356,140
Sorin SpA (c)	702,597	1,806,213
Unipol Gruppo Finanziario SpA (c)	168,302	454,277
Yoox SpA (c)	30,827	578,731

		14,667,599

JAPAN — 32.9%
Activia Properties, Inc.	52	509,381
Ain Pharmaciez, Inc.	7,400	398,256
Alps Electric Co., Ltd. (a)	185,136	1,218,881
Amada Co., Ltd.	145,000	970,060
Anritsu Corp.	63,000	973,612
Aoyama Trading Co., Ltd.	30,600	770,370
Arcs Co., Ltd.	24,600	554,429
Asahi Holdings, Inc.	48,473	1,033,183
Autobacs Seven Co., Ltd. (a)	42,000	671,410
Avex Group Holdings, Inc.	19,300	535,153
Bank of the Ryukyus, Ltd. (a)	144,900	2,108,309
Best Denki Co., Ltd. (a)(c)	243,769	502,991
Capcom Co., Ltd. (a)	23,900	375,201
Central Glass Co., Ltd. (a)	515,145	1,753,312
Chiyoda Co., Ltd.	18,900	503,357
Citizen Holdings Co., Ltd.	143,600	754,503
Cocokara fine, Inc.	13,900	510,051
COMSYS Holdings Corp. (a)	216,950	2,635,151
Cosmo Oil Co., Ltd. (a)(c)	335,000	705,488
Cosmos Pharmaceutical Corp.	5,100	663,944
CyberAgent, Inc. (a)	227	428,311
Daifuku Co., Ltd. (a)	126,500	1,037,348
Daihen Corp. (a)	253,000	731,929
DAIICHI CHUO KISEN KAISHA (a)(c)	337,834	409,626
Daiichikosho Co., Ltd.	19,200	515,227
Dainippon Screen Manufacturing Co., Ltd. (a)(c)	173,000	798,575
Daiwa Office Investment Corp.	311	1,686,982
Daiwahouse Residential Investment Corp.	118	569,794
DCM Japan Holdings Co., Ltd. (a)	175,833	1,505,484
DIC Corp.	388,000	817,103
Disco Corp. (a)	10,200	577,154
Doutor Nichires Holdings Co., Ltd. (a)	174,432	2,565,831
DTS Corp.	93,482	1,531,188
Ebara Corp.	177,000	736,088
EDION Corp. (a)	105,400	480,925
FCC Co., Ltd. (a)	105,148	2,525,252
FP Corp.	6,900	450,606
Frontier Real Estate Investment Corp.	84	947,033
Fuji Electric Holdings Co., Ltd. (a)	317,000	923,825
Fuji Oil Co., Ltd.	42,000	652,202
Fukuoka REIT Corp.	311	2,828,175
Furukawa Co., Ltd.	749,387	868,785
Furukawa Electric Co., Ltd. (a)	341,000	761,646
Glory, Ltd.	76,400	1,835,648
GS Yuasa Corp. (a)	193,000	782,100
Hanwa Co., Ltd.	421,000	1,517,964
Haseko Corp. (a)(c)	816,000	746,394
Heiwa Real Estate Co., Ltd.	68,800	1,344,973
Hitachi Kokusai Electric, Inc. (a)	112,372	1,032,646
Hitachi Zosen Corp.	850,500	1,393,076
Hokkaido Electric Power Co., Inc. (c)	91,200	963,216
Horiba, Ltd.	53,513	1,638,629

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Hosiden Corp. (a)	119,400	$693,389
Iino Kaiun Kaisha, Ltd. (a)	147,500	1,085,620
Industrial & Infrastructure Fund Investment Corp. (a)	68	753,627
Internet Initiative Japan, Inc.	15,900	549,617
IT Holdings Corp.	98,908	1,307,622
Izumi Co., Ltd.	21,900	534,340
Izumiya Co., Ltd. (a)	262,000	1,371,027
Japan Airport Terminal Co., Ltd. (a)	100,200	1,338,558
Japan Aviation Electronics Industry, Ltd. (a)	148,000	1,114,486
Japan Excellent, Inc.	259	1,977,898
Japan Exchange Group, Inc. (a)	30,300	2,748,979
Japan Logistics Fund, Inc.	259	3,027,452
Juki Corp. (a)(c)	159,332	244,031
K’s Holdings Corp. (a)	22,100	706,344
Kaken Pharmaceutical Co., Ltd.	45,000	825,144
Kanematsu Corp. (a)(c)	797,698	1,043,574
Katakura Industries Co., Ltd.	101,174	1,211,678
Kawasaki Kisen Kaisha, Ltd. (a)(c)	443,000	937,641
Kenedix Realty Investment Corp.	138	675,176
Kitz Corp.	178,300	895,103
Kiyo Holdings, Inc. (a)	1,216,000	1,927,079
Komori Corp.	109,436	1,177,933
Kurabo Industries, Ltd. (a)	744,000	1,361,072
KYB Co., Ltd. (a)	299,832	1,466,951
KYORIN Holdings, Inc.	30,300	740,581
Kyowa Exeo Corp. (a)	141,600	1,506,063
Lion Corp.	118,000	650,117
Makino Milling Machine Co., Ltd.	177,000	1,078,717
Marudai Food Co., Ltd.	562,656	1,867,142
Maruha Nichiro Holdings, Inc.	803,485	1,495,532
Maruichi Steel Tube, Ltd.	34,800	819,847
Marusan Securities Co., Ltd.	173,598	1,290,630
Meidensha Corp. (a)	114,000	344,352
Minebea Co., Ltd. (a)	159,000	536,088
Mirait Holdings Corp.	96,700	996,621
Mitsui Mining & Smelting Co., Ltd.	704,000	1,804,552
Mitsui-Soko Co., Ltd. (a)	309,000	1,899,617
Mitsumi Electric Co., Ltd. (a)(c)	55,800	306,241
Mori Hills REIT Investment Corp.	97	723,218
Moshi Moshi Hotline, Inc. (a)	22,800	321,800
Nakanishi, Inc.	8,383	1,027,145
NET One Systems Co., Ltd. (a)	118,000	1,031,653
Neturen Co., Ltd. (a)	187,303	1,414,434
Nichi-iko Pharmaceutical Co., Ltd.	25,700	584,687
Nichirei Corp.	154,000	918,890
Nihon Dempa Kogyo Co., Ltd. (a)	26,100	265,109
Nihon Kohden Corp.	58,500	2,040,842
Nikkiso Co., Ltd.	140,000	1,707,934
Nippon Accommodations Fund, Inc. (a)	263	2,142,714
Nippon Carbon Co., Ltd. (a)	242,712	552,440
Nippon Gas Co., Ltd.	30,600	345,641
Nippon Konpo Unyu Soko Co., Ltd.	201,200	3,139,336
Nippon Light Metal Holdings Co., Ltd. (a)	950,500	1,061,503
Nippon Paper Group, Inc. (a)(c)	54,400	848,228
Nippon Seiki Co., Ltd.	80,000	1,062,753
Nippon Sheet Glass Co., Ltd. (c)	419,000	472,389
Nippon Shinyaku Co., Ltd. (a)	199,000	2,827,739
Nippon Soda Co., Ltd.	266,000	1,242,012
Nippon Suisan Kaisha, Ltd.	422,399	808,677
Nippon Thompson Co., Ltd. (a)	235,000	1,154,754
Nishi-Nippon Railroad Co., Ltd.	153,000	623,261
Nishimatsu Construction Co., Ltd. (a)	665,000	1,089,236
Nishimatsuya Chain Co., Ltd. (a)	123,393	1,003,995
Nissan Chemical Industries, Ltd.	75,400	908,617
Nissha Printing Co., Ltd. (a)(c)	23,600	417,430
Nisshin Steel Holdings Co., Ltd. (c)	52,300	413,305
Nitto Boseki Co., Ltd. (a)(c)	386,153	1,474,462
NOF Corp.	469,000	2,294,618
Nomura Real Estate Office Fund, Inc.	126	946,139
North Pacific Bank, Ltd. (a)	147,000	495,629
NSD Co., Ltd.	98,408	1,113,658
Okamura Corp.	57,000	424,984
Okasan Securities Group, Inc. (a)	268,682	2,526,217
Oki Electric Industry Co., Ltd. (a)(c)	816,000	1,015,444
Orix JREIT, Inc.	2,140	3,015,848
OSG Corp. (a)	151,000	2,075,005
Park24 Co., Ltd.	13	255
Pigeon Corp.	10,700	781,844
Pioneer Corp. (a)(c)	166,900	298,226
Point, Inc. (a)	25,110	1,239,209
Premier Investment Corp.	497	2,701,202
Rengo Co., Ltd. (a)	214,000	1,085,705
Rohto Pharmaceutical Co., Ltd.	192,000	2,630,249
Ryohin Keikaku Co., Ltd.	31,903	2,555,090
Sakai Chemical Industry Co., Ltd. (a)	329,565	1,023,537
Sanden Corp. (a)	301,000	1,200,542
Sankyu, Inc.	279,000	1,240,396
Sanyo Shokai, Ltd.	210,000	654,435
Sanyo Special Steel Co., Ltd. (a)	226,937	801,352
Sapporo Holdings, Ltd.	233,000	978,887
Sato Corp. (a)	82,600	1,489,119
Sawai Pharmaceutical Co., Ltd. (a)	7,600	906,956
SBI Holdings, Inc. (a)	92,928	821,348
SCSK Corp.	25,000	487,928
Seiko Epson Corp. (a)	84,200	817,641
Seiren Co., Ltd. (a)	203,500	1,300,824
Senshu Ikeda Holdings, Inc. (a)	104,060	586,596
Shima Seiki Manufacturing, Ltd.	73,325	1,656,481
Shimachu Co., Ltd. (a)	99,500	2,484,854
Ship Healthcare Holdings, Inc. (a)	14,200	494,629
Shochiku Co., Ltd. (a)	483,000	4,952,266
Sinfonia Technology Co., Ltd. (a)	478,000	823,612
SMK Corp. (a)	251,343	695,056
Softbank Corp.	25,895	1,195,323
Sojitz Corp. (a)	526,500	811,982
Sotetsu Holdings, Inc. (a)	143,000	524,729
Star Micronics Co., Ltd. (a)	68,800	679,073
Start Today Co., Ltd. (a)	30,000	371,410
Sumitomo Forestry Co., Ltd.	88,900	956,890
Sumitomo Osaka Cement Co., Ltd.	664,793	1,937,389
Tadano, Ltd. (a)	171,526	1,984,900
Taiyo Yuden Co., Ltd. (a)	59,100	746,765
Takara Holdings, Inc. (a)	310,000	2,604,765
Takasago International Corp.	302,694	1,648,366

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Takuma Co., Ltd. (a)	222,000	$1,296,299
The 77 Bank, Ltd.	132,000	713,210
The Bank of Nagoya, Ltd.	255,000	1,155,392
The Bank of Okinawa, Ltd.	51,500	2,166,374
The Ehime Bank, Ltd.	661,000	1,729,483
The Eighteenth Bank, Ltd.	690,730	1,807,271
The Hokuetsu Bank, Ltd.	969,000	2,360,147
The Michinoku Bank, Ltd.	674,000	1,634,461
The Minato Bank, Ltd.	747,000	1,271,219
The Miyazaki Bank, Ltd.	652,000	1,879,302
The Musashino Bank, Ltd.	43,500	1,707,243
The Nanto Bank, Ltd.	121,000	576,558
The Nishi-Nippon City Bank, Ltd.	320,000	1,004,042
The Oita Bank, Ltd.	433,000	1,639,524
The Tochigi Bank, Ltd.	263,000	1,029,398
The Tokyo Tomin Bank, Ltd. (a)	47,200	567,284
Toagosei Co., Ltd.	539,818	2,348,283
TOC Co., Ltd.	203,800	1,560,689
Toei Co., Ltd. (a)	314,000	2,197,532
Toho Holdings Co., Ltd.	67,819	1,569,604
Toho Zinc Co., Ltd. (a)	246,000	991,640
Tokai Carbon Co., Ltd.	114,000	391,640
Tokai Tokyo Financial Holdings, Inc.	255,000	1,852,425
Tokuyama Corp. (a)	220,000	608,381
Tokyo Dome Corp.	251,000	1,428,260
Tokyo Tatemono Co., Ltd.	228,000	1,598,086
TOMONY Holdings, Inc.	276,300	1,201,943
Top REIT, Inc.	92	543,076
Topy Industries, Ltd.	535,381	1,252,753
Tosoh Corp. (a)	290,000	808,126
Toyo Corp./Chuo-ku (a)	174,548	2,461,717
Toyo Tire & Rubber Co., Ltd. (a)	422,000	1,885,131
Toyobo Co., Ltd. (a)	1,035,788	1,762,668
TSI Holdings Co., Ltd.	65,800	380,019
Tsuruha Holdings, Inc.	8,200	796,277
Ulvac, Inc. (a)(c)	49,100	392,716
Unitika, Ltd. (c)	1,048,000	568,475
Valor Co., Ltd.	31,300	592,243
Wacom Co., Ltd.	179	711,088
Yaskawa Electric Corp. (a)	107,000	1,061,806
Yodogawa Steel Works, Ltd. (a)	438,000	1,639,821
Zenrin Co., Ltd.	56,477	768,284

		245,672,685

LUXEMBOURG — 0.2%
AZ Electronic Materials SA	138,890	801,833
Eurofins Scientific (a)	2,835	596,301

		1,398,134

NETHERLANDS — 1.5%
Aalberts Industries NV	96,649	2,165,045
AerCap Holdings NV (c)	70,277	1,085,780
ASM International NV	57,287	1,905,629
BinckBank NV	41,796	392,544
CSM	37,615	796,973
Eurocommercial Properties NV	20,440	749,483
Exact Holding NV (a)	50,205	1,044,385
Koninklijke BAM Groep NV	140,794	571,307
PostNL NV (c)	226,600	453,924
VistaPrint NV (a)(c)	25,503	985,946
Wereldhave NV	10,551	730,672

		10,881,688

NEW ZEALAND — 0.9%
DNZ Property Fund, Ltd.	245,399	354,736
Fisher & Paykel Healthcare Corp., Ltd. (a)	852,337	1,871,358
Goodman Property Trust	349,170	305,772
Infratil, Ltd. (a)	299,373	604,608
Kiwi Income Property Trust	431,730	423,294
Mainfreight, Ltd.	59,622	564,585
Nuplex Industries, Ltd. (a)	141,538	393,781
Ryman Healthcare, Ltd.	125,007	527,970
Sky City Entertainment Group, Ltd. (a)	269,421	995,667
Trade Me, Ltd. (a)	114,982	455,759

		6,497,530

NORWAY — 1.3%
Algeta ASA (c)	28,579	962,842
Atea ASA	41,054	455,765
Deep Sea Supply PLC (c)	179,932	306,031
DNO International ASA (c)	571,506	989,663
Ekornes ASA	51,409	828,538
Norwegian Property ASA	423,139	665,270
ProSafe SE	125,675	1,217,426
Storebrand ASA (c)	154,912	602,118
Tomra Systems ASA	180,463	1,763,633
Veidekke ASA	265,217	2,114,460

		9,905,746

PORTUGAL — 0.4%
Altri SGPS SA	365,563	900,346
Banco Comercial Portugues SA (c)	6,732,629	821,309
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	147,859	1,338,553

		3,060,208

SINGAPORE — 2.6%
Ascott Residence Trust (a)	361,000	401,564
Biosensors International Group, Ltd. (a)(c)	648,000	681,638
Bukit Sembawang Estates, Ltd.	271,080	1,551,401
Cache Logistics Trust (a)	499,000	524,903
Cambridge Industrial Trust	929,844	592,114
CapitaCommercial Trust (a)	818	1,045
CapitaRetail China Trust	284,000	400,613
CDL Hospitality Trusts (a)	412,000	680,800
China Yuchai International, Ltd. (a)	21,996	351,716
Cosco Corp. Singapore, Ltd. (a)	561,000	411,503
Ezion Holdings, Ltd.	335,000	585,966
Ezra Holdings, Ltd. (a)(c)	496,599	462,334
Far East Hospitality Trust	427,000	404,421
First Real Estate Investment Trust	532,000	536,031
Frasers Centrepoint Trust	265,000	457,118
Haw Par Corp., Ltd.	6,352	39,527
Hong Leong Finance, Ltd.	1,608,656	3,604,759
Hyflux, Ltd. (a)	312,000	367,177
LionGold Corp., Ltd. (a)(c)	420,000	391,020
Lippo Malls Indonesia Retail Trust	1,235,000	512,675
M1, Ltd.	303,000	722,941

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Mapletree Commercial Trust	556,000	$602,789
Mapletree Industrial Trust	725,603	821,757
Mapletree Logistics Trust	63,383	62,075
Miclyn Express Offshore, Ltd.	375,317	817,789
Parkway Life Real Estate Investment Trust	253,000	515,952
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (a)	388,000	395,631
Singapore Post, Ltd.	621,000	623,202
Starhill Global REIT	747,000	535,894
Triyards Holdings, Ltd. (c)	50,259	32,409
Venture Corp., Ltd.	66,000	460,713
Wing Tai Holdings, Ltd.	832,299	1,278,035

		19,827,512

SOUTH KOREA — 6.5%
Able C&C Co., Ltd.	6,061	468,494
Asiana Airlines (c)	167,328	866,268
Binggrae Co., Ltd.	3,693	436,482
Cheil Communications, Inc. (c)	7	151
CJ E&M Corp. (c)	12,295	385,117
CJ Korea Express Corp. (c)	7,129	629,859
CJ O Shopping Co., Ltd.	1,949	523,599
Com2uSCorp (c)	5,266	244,226
Cosmax, Inc.	7,610	331,048
Daesang Corp.	14,250	482,855
Daum Communications Corp.	16,397	1,351,433
DGB Financial Group, Inc.	69,530	1,049,887
Dong-A Pharmaceutical Co., Ltd. (b)	9,984	1,112,723
Dongkuk Steel Mill Co., Ltd. (a)	35,020	385,579
Eugene Investment & Securities Co., Ltd. (c)	173,599	404,118
Fila Korea, Ltd.	6,064	360,265
GemVax & Kael Co., Ltd. (a)(c)	11,846	439,194
Grand Korea Leisure Co., Ltd.	19,700	571,913
Green Cross Corp.	3,938	557,464
Hana Tour Service, Inc.	17,754	1,109,027
Hanjin Heavy Industries & Construction Co., Ltd. (a)(c)	24,296	193,695
Hanjin Shipping Co., Ltd. (a)(c)	50,888	477,961
Hanmi Pharm Co., Ltd. (c)	7,406	1,108,304
Hansol Paper Co. (a)	79,519	850,509
Hanwha Securities Co.	119,772	453,747
Hite Jinro Co., Ltd.	28,374	863,257
Honam Petrochemical Corp.	2,075	369,270
Hotel Shilla Co., Ltd. (a)	33,669	1,664,385
Humax Co., Ltd.	46,988	517,349
Hyosung Corp.	10,419	523,478
Hyundai Development Co.	40,190	926,545
Hyundai Elevator Co., Ltd. (c)	4,388	351,797
Hyundai Greenfood Co., Ltd.	37,990	570,226
Hyundai Home Shopping Network Corp.	3,546	441,417
Hyundai Marine & Fire Insurance Co., Ltd.	7	200
Hyundai Securities Co., Ltd.	76,330	552,957
Jeonbuk Bank	254,044	1,285,518
Korea Investment Holdings Co., Ltd.	23,820	981,617
Korean Reinsurance Co.	112,208	1,159,799
KT Skylife Co., Ltd.	13,608	414,624
Kumho Tire Co., Inc. (a)(c)	56,100	632,802
LG Fashion Corp.	11,280	311,249
LG International Corp.	33,568	1,262,647
LG Life Sciences, Ltd. (a)(c)	25,048	1,303,505
LIG Insurance Co., Ltd.	59,720	1,274,807
Lotte Chilsung Beverage Co., Ltd.	395	527,921
Lotte Samkang Co., Ltd.	661	508,553
LS Industrial Systems Co., Ltd.	9,952	551,001
Macquarie Korea Infrastructure Fund	92,430	559,930
Medipost Co., Ltd. (c)	5,069	421,429
MegaStudy Co., Ltd.	5,756	367,316
Melfas, Inc. (a)	13,391	232,290
Meritz Finance Holdings Co., Ltd. (c)	8	29
Meritz Fire & Marine Insurance Co., Ltd.	91,058	978,018
Meritz Securities Co., Ltd.	772,517	979,012
Mirae Asset Securities Co., Ltd.	16,087	626,071
Neowiz Games Corp. (c)	10,667	191,749
NongShim Co., Ltd.	2,481	695,732
Paradise Co., Ltd.	31,717	624,305
Poongsan Corp.	38,703	947,921
Samsung Fine Chemicals Co., Ltd.	29,260	1,472,731
Samyang Holdings Corp.	4,410	280,233
Seoul Semiconductor Co., Ltd.	21,459	557,402
SFA Engineering Corp.	29,068	1,596,310
SK Broadband Co., Ltd. (c)	152,268	560,433
SK Chemicals Co., Ltd.	31,465	1,589,370
SM Entertainment Co. (a)(c)	8,146	340,820
STX Offshore & Shipbuilding Co., Ltd. (a)(c)	47,373	275,058
STX Pan Ocean Co., Ltd. (a)(c)	109,349	433,425
Taekwang Industrial Co., Ltd.	476	445,368
Tong Yang Securities, Inc.	87,030	313,671
Woori Investment & Securities Co., Ltd.	3	32
Young Poong Corp.	551	633,903
Yuhan Corp.	9,098	1,561,853

		48,473,253

SPAIN — 0.8%
Bolsas y Mercados Espanoles (a)	22,606	556,183
Construcciones y Auxiliar de Ferrocarriles SA	3,597	1,298,605
Faes Farma SA	214,097	551,218
Indra Sistemas SA (a)	37,820	451,651
Tubacex SA (c)	246,517	661,594
Tubos Reunidos SA (a)	294,539	646,752
Vidrala SA	54,928	1,795,065
Zeltia SA (c)	224,983	369,793

		6,330,861

SWEDEN — 2.4%
AarhusKarlshamn AB	20,060	1,015,032
Axfood AB (a)	16,101	656,224
Axis Communications AB (a)	27,331	712,489
Betsson AB	25,021	806,198
BillerudKorsnas AB	86,753	836,575
Carnegie Investment Bank AB (b)(c)	59,625	0
Fabege AB (a)	83,500	855,291
Haldex AB (a)	170,176	1,015,507

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Hexpol AB	14,084	$810,122
Intrum Justitia AB	108,158	2,095,956
JM AB (a)	63,673	1,512,993
Kungsleden AB	165,295	1,067,732
New Wave Group AB (Class B)	208,949	1,169,755
Nobia AB (c)	96,867	516,962
Saab AB	42,580	923,374
Swedish Orphan Biovitrum AB (c)	117,847	759,426
Wihlborgs Fastigheter AB	192,225	3,170,737

		17,924,373

SWITZERLAND — 2.5%
Basilea Pharmaceutica AG (c)	13,383	812,633
Belimo Holding AG	2,068	4,782,639
Daetwyler Holding AG	18,689	2,072,279
Forbo Holding AG	833	545,393
Georg Fischer AG	3,127	1,327,477
Kudelski SA	65,201	860,671
Kuoni Reisen Holding (Class B)	4,682	1,483,289
Logitech International SA (a)	84,915	576,592
Mobimo Holding AG	3,115	700,665
Nobel Biocare Holding AG (a)	73,856	740,939
Straumann Holding AG (a)	4,263	575,783
Temenos Group AG (c)	73,015	1,738,728
Valiant Holding AG	6,659	594,208
Valora Holding AG	8,552	1,752,033

		18,563,329

UNITED KINGDOM — 10.9%
A.G.BARR PLC	46,371	383,746
Atkins WS PLC	39,516	547,228
Aveva Group PLC	34,648	1,191,119
BBA Aviation PLC	146,266	571,902
Bellway PLC	92,202	1,815,854
Bodycote PLC	211,067	1,717,852
Bovis Homes Group PLC	181,553	2,044,162
Britvic PLC	223,442	1,507,786
BTG PLC (c)	159,257	862,828
Cable & Wireless Communications PLC	1,308,604	833,369
Carillion PLC	144,426	597,164
Centamin PLC (c)	464,056	348,448
Chemring Group PLC	201,755	796,829
CSR PLC	150,498	1,102,170
Dairy Crest Group PLC	172,971	1,125,709
Darty PLC (a)	351,945	229,797
De La Rue PLC	29,038	430,345
Debenhams PLC	541,136	680,358
Dixons Retail PLC (c)	2,087,811	1,071,224
Domino’s Pizza UK & IRL PLC	55,577	508,455
Dunelm Group PLC	39,770	504,548
Elementis PLC	596,046	2,359,508
EnQuest PLC (c)	298,840	651,619
Enterprise Inns PLC (c)	433,624	698,601
Fenner PLC	219,426	1,296,100
Filtrona PLC	79,349	877,149
FirstGroup PLC	214,744	655,743
Galliford Try PLC	125,410	1,748,137
Gem Diamonds, Ltd. (c)	96,744	200,887
Genus PLC	33,711	807,754
Halfords Group PLC	86,105	421,918
Hays PLC	569,882	834,618
Henderson Group PLC	433,136	1,047,709
Heritage Oil PLC (a)(c)	121,668	329,773
Home Retail Group PLC (a)	363,829	857,412
Homeserve PLC (a)	136,132	414,453
Howden Joinery Group PLC	313,247	1,135,377
Hunting PLC	63,705	859,472
Intermediate Capital Group PLC	170,661	1,096,423
International Personal Finance	259,111	1,750,840
Interserve PLC	186,823	1,416,422
ITE Group PLC	507,213	2,101,816
J.D. Wetherspoon PLC	157,420	1,284,811
Jazztel PLC (c)	102,496	781,793
Jupiter Fund Management PLC	188,467	937,519
Keller Group PLC	98,179	1,215,002
Kier Group PLC	57,857	1,029,637
Laird PLC	200,623	661,974
Mcbride PLC	146,704	264,531
Michael Page International PLC	266,413	1,706,329
Micro Focus International PLC	79,541	827,941
Mitchells & Butlers PLC (c)	223,736	1,107,527
Mitie Group PLC	495,798	2,113,988
Morgan Crucible Co. PLC	301,717	1,293,794
Morgan Sindall PLC	65,702	553,697
N Brown Group PLC	204,147	1,264,748
National Express Group PLC	204,484	636,212
Pace PLC	181,017	669,022
PayPoint PLC	104,431	1,407,338
Petropavlovsk PLC	72,144	244,400
Premier Farnell PLC	459,293	1,555,930
Premier Foods PLC (a)(c)	143,562	174,938
QinetiQ Group PLC	208,409	656,336
Redrow PLC (c)	300,444	856,761
Regus PLC	309,154	744,994
Renishaw PLC	19,047	531,585
Restaurant Group PLC	332,466	2,362,115
RPS Group PLC	302,576	1,228,101
Salamander Energy PLC (c)	134,820	425,403
Senior PLC	658,964	2,385,441
Shanks Group PLC	413,746	493,179
SIG PLC	313,477	753,983
SOCO International PLC (c)	103,904	592,438
Spirent Communications PLC	335,794	751,063
Spirit Pub Co. PLC	330,397	294,744
Synthomer PLC	127,412	415,571
Tullett Prebon PLC	252,228	992,725
Ultra Electronics Holdings PLC	51,025	1,332,638
Unite Group PLC	285,624	1,392,196
Victrex PLC	110,328	2,780,959
WH Smith PLC (a)	167,079	1,893,880
Wincanton PLC (c)	229,407	152,400

		81,200,267

TOTAL COMMON STOCKS —
(Cost $742,766,695)		738,533,119

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (f)
FINLAND — 0.0% (f)
Talvivaara Mining Co. PLC (expiring 4/5/13) (a)(c) (Cost $484,361)	86,754	$44,783

SHORT TERM INVESTMENTS — 11.2%
UNITED STATES — 11.2%
MONEY MARKET FUNDS — 11.2%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	83,199,699	83,199,699
State Street Institutional Liquid Reserve Fund 0.13% (h)(i)	671,936	671,936

TOTAL SHORT TERM INVESTMENTS —
(Cost $83,871,635)		83,871,635

TOTAL INVESTMENTS — 110.1%
(Cost $827,122,691)		822,449,537
OTHER ASSETS & LIABILITIES — (10.1)%		(75,776,352)

NET ASSETS — 100.0%		$746,673,185

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (Note 2)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions
TRY = Turkish Lira

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 16.5%
Abacus Property Group (a)	2,657,709	$5,957,206
Astro Japan Property Group (a)	683,278	2,592,958
BGP Holdings PLC (b)	32,410,441	0
Bunnings Warehouse Property Trust (a)	4,142,893	10,279,628
CFS Retail Property Trust Group (a)	23,268,650	48,760,030
Charter Hall Retail REIT	2,701,276	11,011,397
Commonwealth Property Office Fund (a)	23,228,258	26,880,438
Dexus Property Group	47,957,567	51,998,067
Goodman Group	14,995,619	74,728,972
GPT Group (a)	16,150,973	62,469,685
Investa Office Fund	6,116,919	19,514,205
Westfield Group	20,338,340	230,060,446
Westfield Retail Trust (a)	30,288,273	95,362,619

		639,615,651

AUSTRIA — 1.5%
Atrium European Real Estate, Ltd.	1,754,087	10,135,898
CA Immobilien Anlagen AG (c)	726,055	9,570,334
IMMOFINANZ AG (a)(c)	10,513,455	39,893,445

		59,599,677

BELGIUM — 0.7%
Befimmo Sicafi S.C.A.	155,115	9,876,492
Cofinimmo	153,718	17,636,722

		27,513,214

BRAZIL — 1.5%
BR Malls Participacoes SA	4,497,553	56,120,432

CANADA — 10.7%
Artis REIT	586,852	9,299,982
Boardwalk REIT	255,188	15,696,341
Brookfield Asset Management, Inc. (Class A) (a)	5,575,481	203,602,879
Brookfield Office Properties, Inc. (a)(d)	567,223	9,739,219
Brookfield Office Properties, Inc. (a)(d)	1,946,896	33,420,804
Calloway REIT	556,835	16,048,161
Canadian Apartment Properties REIT	489,920	12,161,802
Canadian REIT	332,009	14,692,775
Chartwell Retirement Residences	832,146	9,075,425
First Capital Realty, Inc. (a)	841,848	15,702,564
H&R REIT	946,987	21,802,279
Primaris Retail REIT	470,178	12,601,946
RioCan REIT	1,459,942	39,949,198

		413,793,375

CHINA — 3.1%
Hongkong Land Holdings, Ltd.	11,666,000	86,445,060
Kerry Properties, Ltd. (a)	7,556,670	33,535,878

		119,980,938

FRANCE — 8.5%
Fonciere Des Regions	368,832	28,928,520
Gecina SA (a)	261,715	30,420,879
Klepierre (a)	968,109	38,096,272
Mercialys SA	552,304	11,329,680
SILIC	85,268	9,109,782
Unibail-Rodamco SE	905,886	211,362,078

		329,247,211

GERMANY (e) — 0.0%
IVG Immobilien AG (a)(c)	1,481,603	1,244,252

HONG KONG — 8.5%
Champion REIT (a)	29,902,174	15,523,792
Hang Lung Group, Ltd.	7,295,808	40,977,917
Hang Lung Properties, Ltd. (a)	19,083,755	71,293,810
Hysan Development Co., Ltd.	6,140,846	31,010,179
Prosperity REIT	11,222,000	3,888,772
The Link REIT (a)	22,693,929	123,663,079
Wheelock & Co., Ltd.	8,191,545	43,634,633

		329,992,182

ITALY — 0.1%
Beni Stabili SpA	8,202,123	4,898,591

JAPAN — 22.3%
Aeon Mall Co., Ltd. (a)	794,640	24,104,587
Daibiru Corp. (a)	569,700	6,665,284
Daiwa Office Investment Corp. (a)	2,125	11,526,803
Frontier Real Estate Investment Corp.	2,445	27,565,412
Fukuoka REIT Corp.	1,201	10,921,666
Global One Real Estate Investment Co., Ltd.	965	7,297,543
Hankyu REIT, Inc.	847	5,882,695
Heiwa Real Estate Co., Ltd.	355,100	6,941,861
Hulic Co., Ltd. (a)	3,046,190	25,044,723
Japan Excellent, Inc.	2,080	15,884,280
Japan Prime Realty Investment Corp.	8,168	32,447,862
Japan Real Estate Investment Corp.	5,891	80,764,720
Japan Retail Fund Investment Corp.	20,603	50,882,967
Kenedix Realty Investment Corp.	2,843	13,909,594
Mitsui Fudosan Co., Ltd.	8,746,000	245,487,067
Mori Hills REIT Investment Corp. (a)	2,043	15,232,323
Mori Trust Sogo REIT, Inc. (a)	1,806	19,592,853
Nippon Building Fund, Inc.	6,864	94,907,467
Nomura Real Estate Office Fund, Inc.	2,875	21,588,492
NTT Urban Development Corp.	10,783	12,764,815
Orix JREIT, Inc.	15,750	22,196,075
Premier Investment Corp. (a)	1,959	10,647,192
Tokyu Land Corp. (a)	4,386,000	40,911,742
Tokyu REIT, Inc. (a)	1,585	11,901,829
Top REIT, Inc.	1,547	9,131,940
United Urban Investment Corp. (a)	22,710	36,859,668

		861,061,460

NETHERLANDS — 2.1%
Corio NV	953,010	44,538,725
Eurocommercial Properties NV	350,721	12,860,046
VastNed Retail NV	189,551	7,874,064

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Wereldhave NV	215,866	$14,949,039

		80,221,874

NEW ZEALAND — 0.8%
Argosy Property, Ltd.	6,826,096	5,634,466
Goodman Property Trust	9,843,518	8,620,070
Kiwi Income Property Trust (a)	9,649,433	9,460,887
Precinct Properties (a)	7,957,257	6,901,570

		30,616,993

SINGAPORE — 8.3%
Ascendas REIT (a)	18,183,831	38,108,948
Cambridge Industrial Trust (a)	11,254,304	7,166,613
CapitaCommercial Trust (a)	20,111,676	25,694,830
CapitaLand, Ltd. (a)	25,286,999	71,951,561
CapitaMall Trust	25,344,168	42,696,527
Frasers Commercial Trust	4,793,304	5,447,814
Global Logistic Properties, Ltd. (a)	25,459,000	53,766,387
Guocoland, Ltd. (a)	3,365,666	6,294,007
Mapletree Logistics Trust (a)	14,501,279	14,202,043
Singapore Land, Ltd.	904,000	6,776,721
Starhill Global REIT	13,729,482	9,849,459
Suntec REIT (a)	21,056,351	30,550,888
United Industrial Corp., Ltd.	3,433,000	8,439,989

		320,945,787

SOUTH AFRICA — 1.1%
Capital Property Fund	16,000,541	19,445,965
Fountainhead Property Trust	11,637,752	11,365,723
SA Corporate Real Estate Fund	14,090,284	6,634,733
Sycom Property Fund (a)	1,212,903	3,792,945

		41,239,366

SPAIN — 0.0%
Martinsa-Fadesa SA (b)(c)(f)	35,998	0

SWEDEN — 1.9%
Castellum AB (a)	1,712,647	24,443,808
Fabege AB (a)	1,387,676	14,213,968
Great Portland Estates PLC	3,424,427	25,785,925
Kungsleden AB	1,359,132	8,779,383

		73,223,084

SWITZERLAND — 2.1%
PSP Swiss Property AG (c)	381,540	34,852,115
Swiss Prime Site AG (c)	592,592	48,091,974

		82,944,089

UNITED KINGDOM — 10.0%
Big Yellow Group PLC	1,255,669	6,768,684
British Land Co. PLC	9,550,953	78,821,909
Capital & Counties Properties PLC	6,149,012	25,424,573
Derwent London PLC	852,788	27,866,604
Grainger PLC	4,145,760	8,548,789
Hammerson PLC	7,063,850	52,761,725
Intu Properties PLC	6,516,697	33,079,931
Land Securities Group PLC	7,736,597	97,387,945
Segro PLC	7,388,152	28,528,759
Shaftesbury PLC	2,503,843	22,108,410
Workspace Group PLC	1,049,620	5,469,908

		386,767,237

TOTAL COMMON STOCKS —
(Cost $3,219,905,613)		3,859,025,413

SHORT TERM INVESTMENTS — 4.2%
UNITED STATES — 4.2%
MONEY MARKET FUNDS — 4.2%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	164,192,394	164,192,394
State Street Institutional Liquid Reserves Fund 0.13% (h)(i)	77,878	77,878

TOTAL SHORT TERM INVESTMENTS —
(Cost $164,270,272)		164,270,272

TOTAL INVESTMENTS — 103.9%
(Cost $3,384,175,885)		4,023,295,685
OTHER ASSETS & LIABILITIES — (3.9)%		(152,060,549)

NET ASSETS — 100.0%		$3,871,235,136

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 2.5%
AGL Energy, Ltd.	33,862	$559,902
APA Group	43,287	268,968
Asciano Group	60,031	349,852
Transurban Group	89,756	597,009

		1,775,731

BRAZIL — 0.6%
Centrais Eletricas Brasileiras SA ADR	18,088	61,861
Companhia Energetica de Minas Gerais ADR (a)	29,585	350,582

		412,443

CANADA — 8.8%
ATCO, Ltd. (Class I)	3,135	283,645
Canadian Utilities, Ltd. (Class A) (a)	5,421	429,593
Emera, Inc.	8,061	278,499
Enbridge, Inc.	45,065	2,098,109
Fortis, Inc. (a)	11,771	395,669
Pembina Pipeline Corp. (a)	17,916	566,075
TransAlta Corp. (a)	15,664	228,958
TransCanada Corp. (a)	43,305	2,067,319

		6,347,867

CZECH REPUBLIC — 0.4%
CEZ AS	9,845	288,789

FINLAND — 0.8%
Fortum Oyj	27,410	553,299

FRANCE — 3.3%
EDF SA	16,034	308,015
GDF Suez	80,257	1,547,930
Suez Environnement Co.	15,655	200,001
Veolia Environnement SA	23,299	294,336

		2,350,282

GERMANY — 4.3%
E.ON AG	112,585	1,969,048
RWE AG	29,766	1,111,319

		3,080,367

HONG KONG — 3.5%
CLP Holdings, Ltd.	94,727	829,799
Hong Kong & China Gas Co., Ltd.	315,859	921,619
Hongkong Electric Holdings, Ltd.	81,500	769,051

		2,520,469

ITALY — 3.6%
Atlantia SpA	19,160	303,113
Enel Green Power SpA	95,399	179,220
Enel SpA	399,341	1,305,573
Snam Rete Gas SpA	103,974	474,772
Terna Rete Elettrica Nationale SpA	80,412	333,520

		2,596,198

JAPAN — 4.8%
Chubu Electric Power Co., Inc. (a)	43,698	535,884
Electric Power Development Co., Ltd. (a)	9,041	238,189
Kyushu Electric Power Co., Inc. (a)(b)	28,618	297,381
Osaka Gas Co., Ltd. (a)	122,000	537,205
The Chugoku Electric Power Co., Inc. (a)	19,175	255,952
The Kansai Electric Power Co., Inc. (a)(b)	47,737	471,176
Tohoku Electric Power Co., Inc. (b)	29,408	237,716
Tokyo Gas Co., Ltd. (a)	154,423	844,219

		3,417,722

PORTUGAL — 0.4%
EDP — Energias de Portugal SA	101,544	313,203

SINGAPORE — 0.4%
Hutchison Port Holdings Trust	311,000	264,350

SOUTH KOREA — 0.5%
Korea Electric Power Corp. (b)	320	8,715
Korea Electric Power Corp. ADR (b)	27,722	374,886

		383,601

SPAIN — 3.5%
Abertis Infraestructuras SA (a)	22,568	379,922
Enagas	12,489	291,314
Gas Natural SDG SA	18,921	335,534
Iberdrola SA	251,747	1,174,433
Red Electrica Corporacion SA	6,660	335,670

		2,516,873

UNITED KINGDOM — 9.7%
Centrica PLC	317,098	1,770,467
Drax Group PLC	24,717	229,505
National Grid PLC	223,910	2,600,972
Pennon Group PLC	22,294	210,900
Scottish & Southern Energy PLC	58,986	1,329,179
Severn Trent PLC	14,653	380,918
United Utilities Group PLC	41,963	451,447

		6,973,388

UNITED STATES — 52.5%
AGL Resources, Inc. (a)	6,843	287,064
Alliant Energy Corp.	6,798	341,124
Ameren Corp.	14,902	521,868
American Electric Power Co., Inc.	29,664	1,442,560
American Water Works Co., Inc.	10,838	449,127
Aqua America, Inc. (a)	7,045	221,495
Atmos Energy Corp. (a)	5,500	234,795
Calpine Corp. (b)	23,600	486,160
CenterPoint Energy, Inc. (a)	26,296	630,052
CMS Energy Corp. (a)	16,277	454,779
Consolidated Edison, Inc. (a)	17,919	1,093,597
Dominion Resources, Inc. (a)	35,055	2,039,500
DTE Energy Co.	10,604	724,677
Duke Energy Corp.	42,950	3,117,741
Edison International	20,008	1,006,803
Entergy Corp.	10,833	685,079
Exelon Corp.	52,078	1,795,649
FirstEnergy Corp.	25,786	1,088,169
Integrys Energy Group, Inc. (a)	4,757	276,667
ITC Holdings Corp. (a)	2,929	261,443
Kinder Morgan, Inc.	40,429	1,563,794
National Fuel Gas Co. (a)	4,607	282,639
NextEra Energy, Inc.	25,964	2,016,884
NiSource, Inc.	19,034	558,458

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Northeast Utilities (a)	19,232	$835,823
NRG Energy, Inc.	19,913	527,495
NV Energy, Inc.	14,393	288,292
OGE Energy Corp.	5,998	419,740
ONEOK, Inc. (a)	12,614	601,309
Pepco Holdings, Inc. (a)	13,988	299,343
PG&E Corp. (a)	26,999	1,202,265
Pinnacle West Capital Corp.	6,778	392,378
PPL Corp. (a)	35,507	1,111,724
Public Service Enterprise Group, Inc.	31,341	1,076,250
SCANA Corp.	7,236	370,194
Sempra Energy (a)	14,830	1,185,510
Southern Co.	53,297	2,500,695
Spectra Energy Corp. (a)	40,979	1,260,104
TECO Energy, Inc. (a)	13,223	235,634
The AES Corp.	38,179	479,910
The Williams Cos., Inc.	41,892	1,569,274
Westar Energy, Inc. (a)	7,799	258,771
Wisconsin Energy Corp. (a)	14,192	608,695
Xcel Energy, Inc.	29,946	889,396

		37,692,926

TOTAL COMMON STOCKS —
(Cost $77,549,907)		71,487,508

SHORT TERM INVESTMENTS — 13.4%
UNITED STATES — 13.4%
MONEY MARKET FUNDS — 13.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,516,330	9,516,330
State Street Institutional Liquid Reserve Fund 0.13% (d)(e)	132,208	132,208

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,648,538)		9,648,538

TOTAL INVESTMENTS — 113.0%
(Cost $87,198,445)		81,136,046
OTHER ASSETS & LIABILITIES — (13.0)%		(9,327,399)

NET ASSETS — 100.0%		$71,808,647

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 10.0%
Amcor, Ltd.	756,252	$7,316,632
BHP Billiton, Ltd.	738,430	25,220,282
Fortescue Metals Group, Ltd. (a)	597,672	2,455,025
Incitec Pivot, Ltd. (a)	950,642	3,062,472
Newcrest Mining, Ltd.	271,538	5,675,991
Rio Tinto, Ltd. (a)	154,410	9,208,061
Woodside Petroleum, Ltd.	82,324	3,074,318

		56,012,781

BRAZIL — 2.9%
Companhia Siderurgica Nacional SA ADR (a)	263,638	1,181,098
Fibria Celulose SA ADR (a)(b)	134,634	1,625,032
Gerdau SA ADR	305,632	2,356,423
Petroleo Brasileiro SA ADR	187,318	3,103,859
Vale SA ADR	460,371	7,959,815

		16,226,227

CANADA — 12.6%
Agnico-Eagle Mines, Ltd.	56,515	2,318,008
Agrium, Inc. (a)	89,371	8,714,101
Barrick Gold Corp.	341,202	10,031,339
Canadian Natural Resources, Ltd. (a)	143,063	4,586,408
Goldcorp, Inc.	279,320	9,397,271
Imperial Oil, Ltd. (a)	33,099	1,352,695
Kinross Gold Corp.	383,685	3,036,397
Potash Corp. of Saskatchewan, Inc.	515,131	20,218,892
Suncor Energy, Inc.	199,331	5,972,376
Teck Resources, Ltd. (Class B)	164,868	4,641,198

		70,268,685

CHILE — 0.5%
Sociedad Quimica y Minera de Chile SA ADR	53,515	2,967,407

CHINA — 0.6%
PetroChina Co., Ltd.	2,336,000	3,063,449

COLOMBIA — 0.3%
Ecopetrol SA, ADR (a)	27,084	1,476,620

FINLAND — 1.0%
Stora Enso Oyj	347,222	2,244,943
UPM-Kymmene Oyj	319,768	3,574,393

		5,819,336

FRANCE — 2.7%
Total SA	312,128	14,972,009

GERMANY — 1.4%
K+S AG	103,427	4,819,030
ThyssenKrupp AG (b)	137,654	2,804,320

		7,623,350

HONG KONG — 0.6%
CNOOC, Ltd.	1,783,000	3,426,969

INDIA — 0.5%
Reliance Industries, Ltd. GDR (c)	89,979	2,562,602

ISRAEL — 0.6%
Israel Chemicals, Ltd.	262,502	3,394,812

ITALY — 1.4%
ENI SpA	355,462	8,001,542

JAPAN — 2.5%
JFE Holdings, Inc. (a)	191,200	3,593,388
Nippon Steel Corp. (a)	3,308,000	8,268,241
OJI Paper Co., Ltd. (a)	599,000	2,210,732

		14,072,361

LUXEMBOURG — 0.8%
ArcelorMittal	347,149	4,480,026

NETHERLANDS — 3.2%
Nutreco NV	21,432	1,970,215
Royal Dutch Shell PLC (Class A)	488,126	15,780,047

		17,750,262

NORWAY — 1.5%
StatoilHydro ASA	138,331	3,348,879
Yara International ASA	111,217	5,045,524

		8,394,403

PERU — 0.7%
Compania de Minas Buenaventura SA ADR	62,470	1,621,721
Southern Copper Corp. (a)	67,453	2,534,209

		4,155,930

RUSSIA — 3.8%
Gazprom OAO ADR	660,779	5,686,558
Lukoil OAO ADR (d)	56,060	3,625,649
Lukoil OAO ADR (d)	1,498	97,033
MMC Norilsk Nickel OJSC ADR	247,938	4,194,870
Novolipetsk Steel OJSC GDR (d)	21,669	343,190
Novolipetsk Steel OJSC GDR (d)	2,158	34,178
Rosneft Oil Co. GDR	119,315	917,135
Surgutneftegas OJSC ADR	110,341	986,094
Uralkali OJSC GDR	146,447	5,416,414

		21,301,121

SINGAPORE — 1.1%
Golden Agri-Resources, Ltd. (a)	3,990,000	1,865,388
Wilmar International, Ltd. (a)	1,484,000	4,126,874

		5,992,262

SOUTH AFRICA — 1.4%
AngloGold Ashanti, Ltd. ADR	128,986	3,037,620
Gold Fields, Ltd. ADR	252,081	1,953,628
Sasol, Ltd. ADR	56,727	2,515,275
Sibanye Gold, Ltd. ADR (b)	60,112	339,633

		7,846,156

SOUTH KOREA — 1.5%
POSCO ADR	115,980	8,522,742

SPAIN — 0.4%
Repsol YPF SA	116,819	2,377,614

SWEDEN — 1.7%
Svenska Cellulosa AB (Class B)	370,291	9,567,654

SWITZERLAND — 4.2%
Syngenta AG	55,791	23,330,943

UNITED KINGDOM — 8.8%
Anglo American PLC	484,248	12,441,390

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Antofagasta PLC	131,811	$1,969,461
BG Group PLC	437,911	7,507,243
BP PLC	2,469,695	17,246,756
Xstrata PLC	596,437	9,672,451

		48,837,301

UNITED STATES — 32.7%
Alcoa, Inc. (a)	368,636	3,140,779
Anadarko Petroleum Corp.	44,402	3,882,955
Apache Corp.	34,861	2,689,875
Archer-Daniels-Midland Co.	287,539	9,698,691
Bunge, Ltd. (a)	63,454	4,684,809
CF Industries Holdings, Inc.	27,463	5,228,131
Chevron Corp.	173,750	20,644,975
ConocoPhillips (a)	106,751	6,415,735
Devon Energy Corp. (a)	34,422	1,942,089
EOG Resources, Inc.	24,672	3,159,743
Exxon Mobil Corp.	317,634	28,622,000
Freeport-McMoRan Copper & Gold, Inc.	323,813	10,718,210
International Paper Co.	183,821	8,562,382
MeadWestvaco Corp.	75,678	2,747,111
Monsanto Co.	230,378	24,334,828
Newmont Mining Corp.	169,514	7,100,942
Nucor Corp. (a)	111,467	5,144,202
Occidental Petroleum Corp.	72,769	5,702,907
Phillips 66	55,765	3,901,877
Plum Creek Timber Co., Inc. (a)	69,650	3,635,730
Rayonier, Inc.	53,529	3,194,075
Rock-Tenn Co. (Class A)	29,210	2,710,396
The Mosaic Co.	120,645	7,191,648
Weyerhaeuser Co.	238,371	7,480,082

		182,534,172

TOTAL COMMON STOCKS —
(Cost $570,583,457)		554,978,736

SHORT TERM INVESTMENTS — 5.9%
UNITED STATES — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	31,479,670	31,479,670
State Street Institutional Liquid Reserve Fund 0.13% (f)(g)	1,216,747	1,216,747

TOTAL SHORT TERM INVESTMENTS —
(Cost $32,696,417)		32,696,417

TOTAL INVESTMENTS — 105.3%
(Cost $603,279,874)		587,675,153
OTHER ASSETS & LIABILITIES — (5.3)%		(29,582,657)

NET ASSETS — 100.0%		$558,092,496

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of March 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 6.5%
Alumina, Ltd. (a)(b)	229,364	$265,427
Amcor, Ltd.	113,032	1,093,569
AMP, Ltd.	74,501	404,666
Australia & New Zealand Banking Group, Ltd.	44,210	1,314,980
BHP Billiton, Ltd.	104,033	3,553,135
Boral, Ltd.	149,743	766,522
Brambles, Ltd.	56,671	500,427
CFS Retail Property Trust Group	171,489	359,359
Coca-Cola Amatil, Ltd.	77,103	1,171,994
Commonwealth Bank of Australia	38,769	2,748,869
CSL, Ltd.	20,595	1,271,746
Fortescue Metals Group, Ltd. (b)	62,860	258,207
Iluka Resources, Ltd. (b)	12,596	122,784
Insurance Australia Group, Ltd.	80,194	477,391
Lend Lease Group	70,152	745,997
Macquarie Group, Ltd.	20,663	800,293
National Australia Bank, Ltd.	42,411	1,363,608
Newcrest Mining, Ltd.	18,464	385,955
Origin Energy, Ltd.	61,321	848,993
OZ Minerals, Ltd.	32,146	178,628
Qantas Airways, Ltd. (a)	183,469	341,427
QBE Insurance Group, Ltd.	27,036	380,798
Rio Tinto, Ltd.	9,599	572,425
Santos, Ltd.	55,119	714,281
Sonic Healthcare, Ltd.	27,319	396,746
Suncorp Group, Ltd.	76,900	947,634
Toll Holdings, Ltd.	77,009	476,094
Transurban Group	69,739	463,867
Wesfarmers, Ltd. (c)	1,261	52,849
Wesfarmers, Ltd. (c)	14,524	617,793
Westfield Group	43,963	497,295
Westpac Banking Corp.	57,836	1,854,733
Woodside Petroleum, Ltd.	19,708	735,978
Woolworths, Ltd.	34,864	1,228,180

		27,912,650

AUSTRIA — 0.3%
Erste Group Bank AG (a)	14,579	406,805
OMV AG	7,387	314,686
Raiffeisen International Bank-Holding AG	9,840	335,031
Telekom Austria AG	15,088	99,178

		1,155,700

BELGIUM — 0.7%
Ageas	11,668	395,323
Ageas VVPR Strip (a)(d)	266	0
Anheuser-Busch InBev NV	15,729	1,560,265
Anheuser-Busch InBev NV — VVPR Strip (a)(d)	8,694	0
Delhaize Group (b)	3,334	182,186
KBC Groep NV	9,567	330,097
Solvay SA	2,952	400,483
UCB SA	4,956	316,927

		3,185,281

BRAZIL — 2.4%
Banco Bradesco SA Preference Shares ADR (b)	72,010	1,225,617
Companhia de Bebidas das Americas Preference Shares ADR	37,945	1,606,212
Companhia Energetica de Minas Gerais ADR (b)	61,528	729,107
Companhia Siderurgica Nacional SA ADR (b)	46,657	209,023
Gerdau SA ADR	69,535	536,115
Itau Unibanco Holding SA Preference Shares ADR	94,467	1,681,513
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	33,517	39,215
PDG Realty SA Empreendimentos e Participacoes ADR	24,468	75,851
Petroleo Brasileiro SA ADR	121,794	2,210,561
Tim Participacoes SA ADR	7,579	165,828
Vale SA ADR (b)	15,539	268,669
Vale SA Preference Shares ADR	102,403	1,692,722

		10,440,433

CANADA — 7.8%
Agnico-Eagle Mines, Ltd.	4,163	170,749
Agrium, Inc. (b)	5,471	533,449
Bank of Montreal (b)	17,727	1,115,669
Bank of Nova Scotia (b)	27,796	1,617,227
Barrick Gold Corp.	29,935	879,237
Brookfield Asset Management, Inc. (Class A)	18,443	673,493
Brookfield Office Properties, Inc. (b)	30,847	529,526
Cameco Corp. (b)	12,350	256,251
Canadian Imperial Bank of Commerce (b)	10,973	860,602
Canadian National Railway Co. (b)	15,846	1,592,477
Canadian Natural Resources, Ltd. (b)	34,423	1,103,555
Canadian Pacific Railway, Ltd. (b)	7,376	962,267
Canadian Tire Corp., Ltd. (Class A)	5,471	394,782
Cenovus Energy, Inc. (b)	23,961	741,978
Eldorado Gold Corp.	15,801	151,019
Enbridge, Inc.	29,715	1,383,453
EnCana Corp. (b)	24,088	468,506
Enerplus Corp. (b)	9,688	141,513
First Quantum Minerals, Ltd.	11,242	213,786
Gildan Activewear, Inc.	12,918	515,347
Goldcorp, Inc.	22,089	743,149
Husky Energy, Inc. (b)	12,481	358,232
IAMGOLD Corp.	12,882	92,943
IGM Financial, Inc. (b)	10,415	469,211
Imperial Oil, Ltd. (b)	14,004	572,318
Kinross Gold Corp.	27,750	219,607
Loblaw Cos., Ltd. (b)	9,949	418,544
Manulife Financial Corp. (b)	43,878	646,109
National Bank of Canada (b)	9,505	698,034
New Gold, Inc. (a)	15,676	142,572
Onex Corp.	17,403	829,766
Penn West Petroleum, Ltd. (b)	13,276	142,698
Potash Corp. of Saskatchewan, Inc.	29,900	1,174,280
Research In Motion, Ltd. (a)(b)	15,237	226,317

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Rogers Communications, Inc. (Class B) (b)	14,861	$759,031
Royal Bank of Canada	35,099	2,114,335
Shaw Communications, Inc. (Class B) (b)	15,926	394,407
Shoppers Drug Mart Corp. (b)	10,017	428,603
Silver Wheaton Corp.	9,977	312,288
SNC-Lavalin Group, Inc.	13,121	549,146
Sun Life Financial, Inc. (b)	17,716	483,378
Suncor Energy, Inc.	34,906	1,045,857
Talisman Energy, Inc.	39,010	476,898
Teck Resources, Ltd. (Class B)	22,244	626,191
TELUS Corp.	8,071	557,371
The Toronto-Dominion Bank (b)	22,160	1,844,867
Thomson Reuters Corp. (b)	17,498	567,680
TransAlta Corp. (b)	19,030	278,159
TransCanada Corp. (b)	18,733	894,287
Valeant Pharmaceuticals International, Inc. (a)	5,712	428,758
Yamana Gold, Inc. (b)	18,888	290,956

		33,090,878

CHILE — 0.5%
Empresa Nacional de Electricidad SA ADR	15,549	825,341
Enersis SA ADR	47,437	912,688
Sociedad Quimica y Minera de Chile SA ADR	3,648	202,282

		1,940,311

CHINA — 2.5%
Agricultural Bank of China, Ltd. (b)	739,000	354,142
Bank of China, Ltd.	2,202,436	1,021,400
Bank of Communications Co., Ltd. (b)	437,710	327,607
China Construction Bank Corp.	1,618,720	1,322,059
China COSCO Holdings Co., Ltd. (a)(b)	314,295	148,187
China Life Insurance Co., Ltd.	256,000	662,866
China Merchants Bank Co., Ltd.	157,500	333,559
China Petroleum & Chemical Corp.	646,000	760,622
China Shenhua Energy Co., Ltd.	62,500	227,049
China Telecom Corp., Ltd.	754,000	379,785
Hengan International Group Co., Ltd.	32,000	313,089
Huaneng Power International, Inc. (b)	520,000	554,656
Industrial & Commercial Bank of China	1,748,045	1,225,015
PetroChina Co., Ltd.	646,000	847,170
PICC Property & Casualty Co., Ltd.	136,400	175,186
Ping An Insurance Group Co. of China, Ltd. (b)	64,000	496,325
Tencent Holdings, Ltd.	25,900	823,446
Tingyi Cayman Islands Holding Corp.	126,000	328,689
Wumart Stores, Inc. (b)	59,000	106,711
Yanzhou Coal Mining Co., Ltd. (b)	124,000	167,087
Zijin Mining Group Co., Ltd. (b)	638,000	210,402

		10,785,052

COLOMBIA — 0.1%
BanColombia SA ADR	4,742	299,932

DENMARK — 0.9%
A P Moller — Maersk A/S	64	500,491
Danske Bank A/S (a)	21,590	386,764
DSV A/S (b)	16,593	401,571
Novo Nordisk A/S (Class B)	15,601	2,539,479

		3,828,305

FINLAND — 0.9%
Elisa Oyj (b)	10,609	197,397
Fortum Oyj	15,810	319,141
Kesko Oyj (Class B)	6,372	199,402
Kone Oyj (Class B) (b)	12,139	956,304
Metso Oyj (b)	8,383	357,277
Neste Oil Oyj	10,152	143,398
Nokia Oyj (b)	67,461	218,646
Sampo Oyj (Class A)	16,884	650,422
Stora Enso Oyj	43,054	278,363
UPM-Kymmene Oyj	27,170	303,709
Wartsila Oyj (b)	7,631	343,454

		3,967,513

FRANCE — 5.9%
Accor SA	7,622	265,239
Air Liquide SA	9,922	1,207,576
Alstom SA	6,795	277,033
AXA SA	43,185	743,636
BNP Paribas	27,400	1,408,780
Bouygues SA	7,246	196,885
Cap Gemini SA	5,007	228,247
Carrefour SA	18,854	517,013
Credit Agricole SA (a)	24,285	200,391
Danone	16,336	1,138,634
Essilor International SA	10,327	1,150,382
France Telecom SA	56,967	577,164
GDF Suez	29,910	576,879
L’Oreal SA	8,341	1,324,910
Lagardere SCA	5,777	213,089
LVMH Moet Hennessy Louis Vuitton SA	6,789	1,167,307
Pernod — Ricard SA	5,922	739,227
Peugeot SA (a)(b)	14,521	105,352
PPR	4,240	933,201
Publicis Groupe SA	7,592	509,964
Renault SA	13,518	848,394
Sanofi	29,897	3,043,232
Schneider Electric SA	15,522	1,136,112
Societe Generale (a)	18,143	597,113
Sodexo	4,501	420,186
Technip SA	4,693	481,982
Total SA	61,865	2,967,511
Unibail-Rodamco SE	2,210	515,639
Vallourec SA	3,246	156,307
Veolia Environnement SA	12,133	153,276
Vinci SA	15,713	709,123
Vivendi SA	39,498	817,342

		25,327,126

GERMANY — 5.5%
Adidas AG	9,699	1,008,066
Allianz SE	12,937	1,760,083

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

BASF SE	26,956	$2,364,841
Bayer AG	21,161	2,186,597
Commerzbank AG (a)(b)	103,444	152,093
Daimler AG	27,135	1,478,955
Deutsche Bank AG	23,001	898,324
Deutsche Boerse AG	8,206	497,836
Deutsche Lufthansa AG	11,866	232,138
Deutsche Post AG	31,688	731,412
Deutsche Telekom AG	86,144	912,152
E.ON AG	55,044	962,688
Fresenius Medical Care AG & Co. KGaA	8,917	602,859
Linde AG	4,058	755,837
MAN SE	4,626	498,208
Merck KGaA	3,275	494,979
Metro AG	5,841	166,359
Muenchener Rueckversicherungs- Gesellschaft AG	6,516	1,220,773
RWE AG	14,193	529,898
Salzgitter AG	1,940	78,010
SAP AG	27,278	2,189,229
Siemens AG	24,676	2,662,611
ThyssenKrupp AG (a)	11,629	236,909
Volkswagen AG	3,678	693,088

		23,313,945

HONG KONG — 3.8%
AIA Group, Ltd.	141,800	621,077
Bank of East Asia, Ltd. (b)	220,156	867,844
Belle International Holdings, Ltd.	189,000	314,081
Cheung Kong Holdings, Ltd.	64,000	944,832
China Mengniu Dairy Co., Ltd.	61,000	175,236
China Merchants Holdings International Co., Ltd.	128,941	422,736
China Mobile, Ltd.	194,000	2,054,298
China Overseas Land & Investment, Ltd. (b)	130,000	358,383
China Resources Enterprise, Ltd.	126,000	373,326
China Unicom (Hong Kong), Ltd. (b)	252,000	337,617
Citic Pacific, Ltd. (b)	130,000	168,808
CNOOC, Ltd.	582,217	1,119,035
COSCO Pacific, Ltd.	257,934	372,149
Esprit Holdings, Ltd. (b)	6	7
Hang Lung Properties, Ltd.	130,000	485,659
Henderson Land Development Co., Ltd.	63,284	432,891
Hong Kong & China Gas Co., Ltd.	453,229	1,322,440
Hong Kong Exchanges and Clearing, Ltd.	51,777	881,776
Hutchison Whampoa, Ltd.	64,000	666,989
Li & Fung, Ltd. (b)	260,000	358,383
New World Development Co., Ltd.	389,179	658,771
Sands China, Ltd.	77,600	402,363
Shangri-La Asia, Ltd.	128,333	251,288
Sun Hung Kai Properties, Ltd.	65,688	885,131
Swire Pacific, Ltd.	64,000	815,804
The Link REIT	161,774	881,534

		16,172,458

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	3,988	280,845

INDIA — 1.6%
Axis Bank, Ltd. GDR	8,999	217,956
Dr. Reddy’s Laboratories, Ltd. ADR	25,801	834,663
HDFC Bank, Ltd. ADR	38,803	1,452,008
ICICI Bank, Ltd. ADR	28,418	1,219,132
Infosys Technologies, Ltd. ADR (b)	17,964	968,439
Mahindra & Mahindra, Ltd. GDR	11,226	178,943
Reliance Industries, Ltd. GDR (e)	32,092	913,980
Tata Motors, Ltd. ADR	35,717	871,852

		6,656,973

INDONESIA — 0.9%
Astra Agro Lestari Tbk PT	91,000	173,244
Astra International Tbk PT	1,324,000	1,076,367
Bank Central Asia Tbk PT	226,500	265,717
Bank Mandiri Tbk PT	262,000	269,617
Bank Rakyat Indonesia Persero Tbk PT	1,227,600	1,105,377
Bumi Resources Tbk PT	809,500	57,479
Charoen Pokphand Indonesia Tbk PT	664,000	345,068
Gudang Garam Tbk PT	30,500	153,638
Telekomunikasi Indonesia Tbk PT	356,000	402,984

		3,849,491

IRELAND — 0.3%
CRH PLC	7,684	169,910
Elan Corp. PLC (a)	33,781	389,059
James Hardie Industries Plc	79,731	832,066
Prothena Corp. PLC (a)(b)	735	4,917

		1,395,952

ISRAEL — 0.5%
Bank Hapoalim BM (a)	125,691	569,963
Bank Leumi Le-Israel BM (a)	114,770	404,857
Teva Pharmaceutical Industries, Ltd. ADR	29,805	1,182,662

		2,157,482

ITALY — 1.2%
Assicurazioni Generali SpA	30,063	468,651
Atlantia SpA	21,720	343,613
Banca Monte dei Paschi di Siena SpA (a)(b)	190,009	45,138
Enel SpA	171,644	561,159
ENI SpA	59,158	1,331,662
Fiat Industrial SpA	21,665	243,981
Fiat SpA (a)	46,567	248,156
Finmeccanica SpA (a)(b)	14,259	68,662
Intesa Sanpaolo SpA	309,645	454,076
Mediobanca SpA	20,563	104,828
Pirelli & C. SpA	26,673	280,343
Saipem SpA	12,687	390,830
Telecom Italia SpA	423,518	299,655
UBI Banca ScPA	30,261	111,678
UniCredit SpA (a)	18,866	80,672

		5,033,104

JAPAN — 14.7%
Aeon Co., Ltd. (b)	19,000	245,533
Aisin Seiki Co., Ltd.	12,700	466,018

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Asahi Breweries, Ltd.	19,400	$464,057
Asahi Glass Co., Ltd.	63,000	432,195
Asahi Kasei Corp. (b)	65,000	434,163
Astellas Pharma, Inc.	19,400	1,044,076
Bridgestone Corp.	19,400	654,095
Canon, Inc.	25,600	925,760
Central Japan Railway Co. (b)	6,500	685,812
Chubu Electric Power Co., Inc. (b)	25,800	316,394
Chuo Mitsui Trust Holdings, Inc.	64,000	301,553
Credit Saison Co., Ltd. (b)	18,900	471,193
Daiichi Sankyo Co., Ltd. (b)	25,900	499,984
Daikin Industries, Ltd.	19,400	761,391
Daiwa Securities Group, Inc.	63,000	439,566
DeNA Co., Ltd. (b)	6,700	182,073
Denso Corp.	13,000	551,000
East Japan Railway Co.	12,900	1,059,221
Eisai Co., Ltd. (b)	6,500	290,364
Electric Power Development Co., Ltd. (b)	6,500	171,245
FANUC Corp.	6,400	986,343
FUJIFILM Holdings Corp. (b)	19,100	372,980
Fujitsu, Ltd. (b)	65,000	268,241
Furukawa Electric Co., Ltd. (b)	65,000	145,182
Hitachi, Ltd. (b)	129,000	745,022
Honda Motor Co., Ltd.	45,300	1,712,843
Hoya Corp.	13,000	242,246
Inpex Corp.	63	335,035
ITOCHU Corp. (b)	64,700	778,299
Japan Real Estate Investment Corp.	65	891,140
Japan Retail Fund Investment Corp.	260	642,119
Japan Tobacco, Inc.	25,900	826,420
JFE Holdings, Inc. (b)	19,100	358,963
JSR Corp.	13,000	264,369
JX Holdings, Inc.	116,608	646,169
Kajima Corp. (b)	65,000	176,984
Kamigumi Co., Ltd.	64,000	595,618
KDDI Corp. (b)	13,000	535,099
Keikyu Corp. (b)	64,423	674,927
Kintetsu Corp. (b)	129,000	598,213
Kobe Steel, Ltd. (a)(b)	130,000	150,713
Komatsu, Ltd.	32,300	772,630
Konica Minolta Holdings, Inc. (b)	32,500	237,822
Kubota Corp. (b)	64,000	910,785
Kyocera Corp.	6,400	599,702
LIXIL Group Corp. (b)	12,700	250,974
Makita Corp. (b)	6,300	286,455
Marubeni Corp. (b)	64,000	478,536
Marui Group Co., Ltd. (b)	38,900	403,398
Mitsubishi Chemical Holdings Corp. (b)	65,000	300,734
Mitsubishi Corp. (b)	45,300	839,799
Mitsubishi Electric Corp.	64,000	515,295
Mitsubishi Estate Co., Ltd.	64,618	1,784,177
Mitsubishi Heavy Industries, Ltd.	129,000	734,046
Mitsubishi UFJ Financial Group, Inc. (b)	267,500	1,587,588
Mitsui & Co., Ltd. (b)	64,700	903,543
Mitsui Chemicals, Inc. (b)	65,000	141,725
Mizuho Financial Group, Inc. (b)	370,900	785,036
MS&AD Insurance Group Holdings, Inc. (b)	19,400	426,297
Murata Manufacturing Co., Ltd. (b)	6,500	484,631
NEC Corp. (b)	62,000	161,561
Nidec Corp. (b)	6,600	395,214
Nippon Steel Corp. (b)	259,000	647,362
Nippon Telegraph & Telephone Corp.	12,900	563,226
Nippon Yusen K.K. (b)	65,000	167,996
Nissan Motor Co., Ltd. (b)	64,700	622,777
Nitto Denko Corp.	6,400	379,153
NKSJ Holdings, Inc. (b)	19,300	403,161
Nomura Holdings, Inc. (b)	70,700	433,885
NTT Data Corp. (b)	65	216,736
NTT DoCoMo, Inc. (b)	518	782,895
Obayashi Corp. (b)	65,000	311,104
ORIX Corp. (a)(b)	71,200	901,927
Osaka Gas Co., Ltd.	129,000	568,028
Panasonic Corp. (b)	66,200	460,485
Resona Holdings, Inc. (b)	19,400	100,693
Rohm Co., Ltd. (b)	6,300	231,174
Secom Co., Ltd.	6,500	335,301
Seven & I Holdings Co., Ltd.	25,900	858,099
Sharp Corp. (a)(b)	63,000	182,259
Shin-Etsu Chemical Co., Ltd. (b)	12,900	857,530
Softbank Corp. (b)	25,900	1,195,554
Sony Corp. (b)	32,100	560,606
Sumitomo Chemical Co., Ltd. (b)	65,000	202,563
Sumitomo Corp. (b)	32,400	405,948
Sumitomo Electric Industries, Ltd.	25,900	319,825
Sumitomo Mitsui Financial Group, Inc. (b)	19,400	778,930
T&D Holdings, Inc. (b)	12,700	153,448
Takeda Pharmaceutical Co., Ltd. (b)	25,900	1,385,631
TDK Corp. (b)	6,500	226,069
Teijin, Ltd. (b)	129,000	299,107
Terumo Corp. (b)	12,900	555,680
The Bank of Yokohama, Ltd.	65,000	376,782
The Chiba Bank, Ltd.	65,000	466,656
The Joyo Bank, Ltd. (b)	65,000	364,337
The Kansai Electric Power Co., Inc. (a)	31,900	314,861
The Shizuoka Bank, Ltd.	64,000	721,549
The Tokyo Electric Power Co., Inc. (a)(b)	45,200	122,591
Tohoku Electric Power Co., Inc. (a)	13,100	105,892
Tokio Marine Holdings, Inc.	19,400	546,799
Tokyo Electron, Ltd. (b)	6,500	287,944
Tokyo Gas Co., Ltd. (b)	129,000	705,233
Tokyu Corp. (b)	65,000	490,162
Toppan Printing Co., Ltd. (b)	65,000	467,347
Toray Industries, Inc. (b)	65,000	439,694
Toshiba Corp. (b)	65,000	326,314
Toyota Motor Corp.	77,700	4,016,401
Toyota Tsusho Corp.	19,400	503,261
West Japan Railway Co. (b)	12,900	619,480
Yahoo! Japan Corp. (b)	842	387,775
Yamada Denki Co., Ltd. (b)	3,810	174,048
Yamaha Corp.	25,000	248,351

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Yamaha Motor Co., Ltd. (b)	25,900	$355,361

		62,490,556

LUXEMBOURG — 0.1%
ArcelorMittal	21,210	273,719

MEXICO — 1.3%
America Movil SAB de CV (b)	1,159,177	1,229,714
Cemex SAB de CV (a)(b)	449,878	547,985
Fomento Economico Mexicano SAB de CV	60,458	680,910
Grupo Financiero Banorte SAB de CV	134,740	1,077,557
Grupo Mexico SAB de CV	75,637	305,818
Grupo Modelo SAB de CV (b)	76,863	697,359
Grupo Televisa SA de CV (Series CPO) (b)	118,167	627,745
Industrias Penoles SA de CV	5,440	258,537

		5,425,625

NETHERLANDS — 2.9%
Akzo Nobel NV	10,359	658,714
ASML Holding NV	11,678	786,825
European Aeronautic Defence and Space Co. NV	15,208	775,285
Heineken NV	8,205	619,519
ING Groep NV (a)	79,414	564,638
Koninklijke (Royal) KPN NV (b)	61,868	208,463
Koninklijke Ahold NV	42,135	646,831
Koninklijke DSM NV	8,972	523,166
Koninklijke Philips Electronics NV	36,824	1,091,590
Reed Elsevier NV	33,647	577,449
Royal Dutch Shell PLC (Class A)	99,072	3,202,781
TNT Express NV	16,924	124,264
Unilever NV	52,946	2,172,554
Wolters Kluwer NV	16,608	363,294

		12,315,373

NORWAY — 0.6%
DnB NOR ASA	51,951	762,898
Norsk Hydro ASA	78,550	339,923
StatoilHydro ASA	31,251	756,561
Telenor ASA	25,063	548,743
Yara International ASA	6,423	291,389

		2,699,514

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	4,515	117,209
Credicorp, Ltd.	1,871	310,680

		427,889

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	3,712	263,329

POLAND — 0.0% (f)
Telekomunikacja Polska SA GDR (b)	49,784	102,097

PORTUGAL — 0.1%
Portugal Telecom SGPS SA (b)	48,473	240,511

RUSSIA — 1.3%
Federal Hydrogenerating Co. JSC ADR (c)	40,054	77,075
Federal Hydrogenerating Co. JSC ADR (c)	4,877	9,517
Gazprom OAO ADR (b)	151,333	1,302,348
Lukoil OAO ADR	18,388	1,191,080
Mechel OAO ADR (b)	30,981	157,070
MMC Norilsk Nickel OJSC ADR	9,965	168,598
Mobile TeleSystems ADR	30,223	627,735
Sberbank of Russia ADR	42,114	540,941
Surgutneftegas OJSC ADR Preference Shares	42,481	295,360
Tatneft ADR	24,535	981,484
Uralkali OJSC GDR	6,366	235,450

		5,586,658

SINGAPORE — 1.2%
CapitaLand, Ltd. (b)	129,000	367,056
DBS Group Holdings, Ltd.	64,208	828,090
Singapore Exchange, Ltd.	129,000	800,661
Singapore Press Holdings, Ltd. (b)	194,000	700,564
Singapore Telecommunications, Ltd.	453,000	1,310,874
United Overseas Bank, Ltd.	64,014	1,051,592

		5,058,837

SOUTH AFRICA — 1.3%
Anglo Platinum, Ltd. (a)(b)	5,089	211,981
AngloGold Ashanti, Ltd.	13,454	315,422
Discovery Holdings, Ltd.	29,997	255,815
FirstRand, Ltd.	126,473	443,888
Gold Fields, Ltd.	30,639	234,774
Harmony Gold Mining Co., Ltd.	26,739	172,276
Impala Platinum Holdings, Ltd. (b)	19,404	286,795
MTN Group, Ltd. (b)	47,564	837,177
Naspers, Ltd.	12,982	810,592
Sanlam, Ltd.	124,389	639,676
Sasol, Ltd.	19,537	867,431
Standard Bank Group, Ltd.	41,406	534,316

		5,610,143

SOUTH KOREA — 3.9%
Celltrion, Inc. (b)	3,988	193,199
CJ CheilJedang Corp.	689	215,816
E-Mart Co., Ltd.	788	155,815
Hana Financial Group, Inc.	15,785	561,115
Honam Petrochemical Corp.	887	157,852
Hyundai Department Store Co., Ltd.	1,327	198,585
Hyundai Development Co.	9,854	227,175
Hyundai Heavy Industries Co., Ltd.	2,130	403,946
Hyundai Hysco Co., Ltd.	5,180	155,502
Hyundai Mobis	3,124	863,410
Hyundai Motor Co.	4,432	892,296
KB Financial Group, Inc.	15,743	530,615
Kia Motors Corp.	14,785	738,851
Korea Electric Power Corp. ADR (a)	18,241	246,674
Korea Zinc Co., Ltd.	972	308,391
KT Corp. ADR (a)	13,116	207,226
KT&G Corp.	4,889	336,597
LG Chem, Ltd. Preference Shares	4,053	326,032
LG Electronics, Inc. (b)	5,782	421,463
LG Household & Health Care, Ltd.	394	218,141
NCSoft Corp.	690	97,367

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

NHN Corp.	1,699	$422,994
POSCO ADR	9,810	720,884
Samsung C&T Corp.	9,794	602,992
Samsung Electronics Co., Ltd. GDR	6,534	4,440,281
Samsung Engineering Co., Ltd.	1,043	122,336
Samsung Fire & Marine Insurance Co., Ltd.	1,997	391,287
Samsung Heavy Industries Co., Ltd.	14,900	466,044
Samsung Securities Co., Ltd.	6,760	329,312
Shinhan Financial Group Co., Ltd.	11,891	431,778
SK Holdings Co., Ltd.	2,353	360,585
SK Hynix, Inc. (a)	9,960	257,370
SK Innovation Co., Ltd.	3,019	439,581
SK Telecom Co., Ltd. ADR (b)	15,088	269,623

		16,711,135

SPAIN — 1.7%
Abertis Infraestructuras SA (b)	24,782	417,194
Acciona SA	2,513	137,242
ACS, Actividades de Construccion y Servicios SA	11,850	277,018
Banco Bilbao Vizcaya Argentaria SA	72,289	627,784
Banco Popular Espanol SA (a)	52,760	39,159
Banco Santander SA	203,589	1,370,408
Ferrovial SA	34,589	549,866
Gas Natural SDG SA	10,792	191,379
Iberdrola SA	132,169	616,586
Industria de Diseno Textil SA	6,159	817,766
Mapfre SA (b)	73,761	228,361
Repsol YPF SA	30,875	628,398
Telefonica SA	98,993	1,333,456

		7,234,617

SWEDEN — 2.2%
Assa Abloy AB (Class B)	16,912	692,138
Atlas Copco AB (Class B)	40,319	1,020,687
Hennes & Mauritz AB (Class B)	27,639	990,447
Husqvarna AB (Class B)	78,457	464,081
Nordea Bank AB	95,276	1,081,416
Sandvik AB	34,853	537,107
Securitas AB (Class B)	21,015	198,288
Skandinaviska Enskilda Banken AB (Class A) (b)	37,602	378,507
Skanska AB (Class B)	20,954	379,634
SKF AB (Class B)	20,369	497,791
Svenska Handelsbanken AB (Class A) (b)	17,911	767,182
Tele2 AB (Class B)	26,092	455,065
Telefonaktiebolaget LM Ericsson (Class B)	88,119	1,100,471
TeliaSonera AB	61,874	442,787
Volvo AB (Class B)	36,170	527,085

		9,532,686

SWITZERLAND — 6.9%
ABB, Ltd. (a)	61,399	1,388,196
Adecco SA (a)	5,215	286,372
Compagnie Financiere Richemont SA	6,013	473,065
Credit Suisse Group AG (a)(b)	26,012	684,259
Geberit AG	1,937	478,037
Givaudan SA (a)	511	629,205
Holcim, Ltd. (a)	8,156	651,567
Kuehne & Nagel International AG	4,805	525,178
Nestle SA	106,586	7,727,049
Novartis AG	61,169	4,356,987
Roche Holding AG	20,645	4,818,148
SGS SA	259	636,731
Swiss Re AG	8,801	717,501
Syngenta AG	3,546	1,482,883
The Swatch Group AG	2,227	1,298,172
Transocean, Ltd.	3,806	197,866
UBS AG (a)	86,779	1,333,370
Wolseley PLC	15,857	788,075
Zurich Insurance Group AG (a)	4,097	1,143,067

		29,615,728

TAIWAN — 2.1%
Advanced Semiconductor Engineering Inc, ADR	198,597	826,352
AU Optronics Corp. ADR (a)(b)	85,967	375,345
Chunghwa Telecom Co., Ltd. ADR (b)	26,411	826,727
Hon Hai Precision Industry Co., Ltd. GDR	269,350	1,512,521
Siliconware Precision Industries Co. ADR (b)	128,800	749,616
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	211,219	3,649,009
United Microelectronics Corp. ADR (b)	464,747	844,081

		8,783,651

THAILAND — 0.7%
Bangkok Bank PCL	268,376	2,126,113
IRPC PCL	1,637,600	220,323
PTT PCL	52,577	585,286

		2,931,722

TURKEY — 0.4%
Akbank TAS	144,821	757,119
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	180,370	291,064
Turkiye Garanti Bankasi AS	64,775	345,801
Turkiye Is Bankasi (Class C)	106,687	410,357

		1,804,341

UNITED KINGDOM — 15.2%
3i Group PLC	76,011	364,724
Anglo American PLC	41,000	1,053,380
AstraZeneca PLC	42,869	2,147,792
BAE Systems PLC	99,329	594,708
Barclays PLC	302,845	1,338,868
BG Group PLC	101,358	1,737,611
BHP Billiton PLC	50,992	1,482,762
BP PLC	514,317	3,591,658
British American Tobacco PLC	57,503	3,079,617
British Land Co. PLC	70,808	584,363
British Sky Broadcasting Group PLC	41,743	559,687
BT Group PLC	100,623	424,759
Burberry Group PLC	17,159	346,272
Capita Group PLC	27,410	374,170
Centrica PLC	190,916	1,065,949

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Cobham PLC	90,157	$332,664
Compass Group PLC	77,213	985,437
Diageo PLC	80,989	2,551,789
Experian PLC	48,033	831,467
Fresnillo PLC	7,055	145,264
G4S PLC	68,517	303,172
GlaxoSmithKline PLC	148,631	3,472,223
Hammerson PLC	61,210	457,193
HSBC Holdings PLC	487,829	5,203,729
ICAP PLC	70,550	311,096
Imperial Tobacco Group PLC	29,514	1,030,310
Intercontinental Hotels Group PLC	28,736	875,738
J Sainsbury PLC	64,719	371,962
Land Securities Group PLC	34,480	434,033
Lloyds Banking Group PLC (a)	628,263	464,496
Marks & Spencer Group PLC	54,241	321,213
National Grid PLC	131,938	1,532,611
Next PLC	10,868	720,500
Old Mutual PLC	345,937	1,064,759
Pearson PLC	29,163	524,306
Prudential PLC	39,910	645,404
Randgold Resources, Ltd.	1,780	153,521
Reckitt Benckiser Group PLC	21,483	1,539,053
Reed Elsevier PLC	42,459	503,525
Rio Tinto PLC	38,229	1,790,807
Rolls-Royce Holdings PLC (a)	58,496	1,003,703
Royal Bank of Scotland Group PLC (a)	71,345	298,460
Royal Dutch Shell PLC (Class B)	80,594	2,673,960
RSA Insurance Group PLC	109,707	193,905
SABMiller PLC	26,670	1,402,819
Scottish & Southern Energy PLC	35,429	798,350
Severn Trent PLC	19,184	498,705
Smith & Nephew PLC	40,431	466,583
Smiths Group PLC	16,379	312,625
Standard Chartered PLC	43,278	1,119,464
Standard Life PLC	102,830	570,388
Tesco PLC	236,460	1,369,966
The Sage Group PLC	61,688	321,008
Tullow Oil PLC	14,965	279,728
Unilever PLC	41,509	1,754,738
United Utilities Group PLC	28,420	305,749
Vodafone Group PLC	1,430,833	4,054,164
Whitbread PLC	17,005	663,090
WPP PLC	41,881	667,103
Xstrata PLC	46,181	748,920

		64,816,020

TOTAL COMMON STOCKS —
(Cost $457,617,266)		422,717,582

SHORT TERM INVESTMENTS — 7.9%
UNITED STATES — 7.9%
MONEY MARKET FUNDS — 7.9%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	32,990,476	32,990,476
State Street Institutional Liquid Reserve Fund 0.13% (h)(i)	826,426	826,426

TOTAL SHORT TERM INVESTMENTS —
(Cost $33,816,902)		33,816,902

TOTAL INVESTMENTS — 107.1%
(Cost $491,434,168)		456,534,484
OTHER ASSETS & LIABILITIES — (7.1)%		(30,267,930)

NET ASSETS — 100.0%		$426,266,554

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of March 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 3.3%
Alumina, Ltd. (a)	3,276	$3,791
Amcor, Ltd.	280	2,709
AMP, Ltd.	960	5,214
Australia & New Zealand Banking Group, Ltd.	217	6,454
BHP Billiton, Ltd.	282	9,631
Boral, Ltd.	930	4,761
Brambles, Ltd.	688	6,075
CFS Retail Property Trust Group	3,750	7,858
Coca-Cola Amatil, Ltd.	329	5,001
Commonwealth Bank of Australia	71	5,034
CSL, Ltd.	129	7,966
Fortescue Metals Group, Ltd.	497	2,042
Iluka Resources, Ltd.	134	1,306
Insurance Australia Group, Ltd.	1,461	8,697
Lend Lease Group	775	8,241
Macquarie Group, Ltd.	142	5,500
National Australia Bank, Ltd.	275	8,842
Newcrest Mining, Ltd.	159	3,324
Origin Energy, Ltd.	321	4,444
OZ Minerals, Ltd.	486	2,701
QBE Insurance Group, Ltd.	236	3,324
Rio Tinto, Ltd.	101	6,023
Santos, Ltd.	364	4,717
Shopping Centres Australasia Property Group (a)	22	38
Sonic Healthcare, Ltd.	354	5,141
Suncorp Group, Ltd.	481	5,927
Toll Holdings, Ltd.	930	5,750
Transurban Group	456	3,033
Wesfarmers, Ltd. (b)	304	12,931
Wesfarmers, Ltd. (b)	13	545
Westfield Group	566	6,402
Westpac Banking Corp.	326	10,455
Woodside Petroleum, Ltd.	130	4,855
Woolworths, Ltd.	114	4,016

		182,748

AUSTRIA — 0.1%
OMV AG	136	5,794

BELGIUM — 0.4%
Anheuser-Busch InBev NV	79	7,836
Delhaize Group	71	3,880
Solvay SA	37	5,020
UCB SA	120	7,674

		24,410

BRAZIL — 1.1%
Banco Bradesco SA Preference Shares ADR	439	7,470
Companhia de Bebidas das Americas Preference Shares ADR	153	6,476
Companhia Energetica de Minas Gerais ADR (c)	390	4,622
Companhia Siderurgica Nacional SA ADR	505	2,262
Gerdau SA ADR	456	3,516
Itau Unibanco Holding SA Preference Shares ADR	448	7,974
OGX Petroleo e Gas Participacoes SA ADR (a)	358	419
Oi SA ADR (b)	105	353
Oi SA ADR (b)(c)	1,080	3,283
PDG Realty SA Empreendimentos e Participacoes ADR	342	1,060
Petroleo Brasileiro SA ADR	571	10,364
Tim Participacoes SA ADR	174	3,807
Vale SA Preference Shares ADR	607	10,034

		61,640

CANADA — 4.0%
Agrium, Inc.	34	3,315
Bank of Montreal	74	4,657
Bank of Nova Scotia	94	5,469
Barrick Gold Corp.	145	4,259
Brookfield Asset Management, Inc. (Class A)	144	5,258
Brookfield Office Properties, Inc.	205	3,519
Cameco Corp.	193	4,005
Canadian Imperial Bank of Commerce	34	2,667
Canadian National Railway Co.	73	7,336
Canadian Natural Resources, Ltd.	146	4,681
Canadian Pacific Railway, Ltd.	31	4,044
Canadian Tire Corp., Ltd. (Class A)	36	2,598
Cenovus Energy, Inc.	185	5,729
Eldorado Gold Corp.	199	1,902
Enbridge, Inc.	165	7,682
EnCana Corp.	271	5,271
Enerplus Corp.	213	3,111
First Quantum Minerals, Ltd.	103	1,959
Goldcorp, Inc.	142	4,777
IAMGOLD Corp.	214	1,544
IGM Financial, Inc.	57	2,568
Imperial Oil, Ltd.	106	4,332
Kinross Gold Corp.	314	2,485
Loblaw Cos., Ltd.	114	4,796
Manulife Financial Corp.	380	5,595
National Bank of Canada	100	7,344
Onex Corp.	126	6,008
Penn West Petroleum, Ltd.	164	1,763
Potash Corp. of Saskatchewan, Inc.	108	4,241
Rogers Communications, Inc. (Class B)	201	10,266
Royal Bank of Canada	176	10,602
Shaw Communications, Inc. (Class B)	134	3,318
Shoppers Drug Mart Corp.	88	3,765
Silver Wheaton Corp.	95	2,974
SNC-Lavalin Group, Inc.	84	3,516
Sun Life Financial, Inc.	207	5,648
Suncor Energy, Inc.	295	8,839
Talisman Energy, Inc.	344	4,205
Teck Resources, Ltd. (Class B)	105	2,956
TELUS Corp.	142	9,806
The Toronto-Dominion Bank	81	6,743
TMX Group, Ltd.	8	438
TransAlta Corp.	329	4,809
TransCanada Corp. (c)	59	2,817
Valeant Pharmaceuticals International, Inc. (a)	115	8,632

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Yamana Gold, Inc.	289	$4,452

		216,701

CHILE — 0.3%
Empresa Nacional de Electricidad SA ADR	112	5,945
Enersis SA ADR	350	6,734
Sociedad Quimica y Minera de Chile SA ADR	64	3,549

		16,228

CHINA — 1.3%
Agricultural Bank of China, Ltd.	7,000	3,354
Bank of China, Ltd.	13,000	6,029
Bank of Communications Co., Ltd.	5,000	3,742
China Construction Bank Corp.	6,000	4,900
China Life Insurance Co., Ltd.	1,000	2,589
China Merchants Bank Co., Ltd.	1,000	2,118
China Petroleum & Chemical Corp.	4,000	4,710
China Shenhua Energy Co., Ltd.	500	1,816
China Telecom Corp., Ltd.	6,000	3,022
Hengan International Group Co., Ltd.	500	4,892
Huaneng Power International, Inc.	4,000	4,267
Industrial & Commercial Bank of China	11,000	7,709
PetroChina Co., Ltd.	4,000	5,246
PICC Property & Casualty Co., Ltd.	2,000	2,569
Ping An Insurance Group Co. of China, Ltd.	500	3,878
Tencent Holdings, Ltd.	200	6,359
Wumart Stores, Inc.	2,000	3,617
Yanzhou Coal Mining Co., Ltd.	2,000	2,695

		73,512

COLOMBIA — 0.1%
BanColombia SA ADR	94	5,945

DENMARK — 0.5%
A P Moller — Maersk A/S	1	7,820
Danske Bank A/S (a)	164	2,938
DSV A/S	246	5,953
Novo Nordisk A/S (Class B)	73	11,883

		28,594

FINLAND — 0.4%
Fortum Oyj	128	2,584
Metso Oyj	76	3,239
Nokia Oyj	793	2,570
Sampo Oyj (Class A)	90	3,467
UPM-Kymmene Oyj	292	3,264
Wartsila Oyj	87	3,916

		19,040

FRANCE — 3.0%
Accor SA	154	5,359
Alstom SA	119	4,852
AXA SA	309	5,321
BNP Paribas	167	8,586
Bouygues SA	93	2,527
Cap Gemini SA	116	5,288
Carrefour SA	181	4,963
Credit Agricole SA (a)	326	2,690
Danone	88	6,134
Essilor International SA	59	6,572
France Telecom SA	449	4,549
GDF Suez	164	3,163
LVMH Moet Hennessy Louis Vuitton SA	32	5,502
Pernod — Ricard SA	43	5,368
PPR	20	4,402
Publicis Groupe SA	74	4,971
Renault SA	109	6,841
Sanofi	144	14,658
Schneider Electric SA	104	7,612
Societe Generale (a)	130	4,278
Sodexo	92	8,589
Technip SA	48	4,930
Total SA	223	10,697
Unibail-Rodamco SE	35	8,166
Vallourec SA	39	1,878
Veolia Environnement SA	271	3,423
Vinci SA	131	5,912
Vivendi SA	338	6,994

		164,225

GERMANY — 2.7%
Adidas AG	79	8,211
Allianz SE	74	10,068
BASF SE	120	10,528
Bayer AG	141	14,570
Commerzbank AG (a)	943	1,387
Daimler AG	165	8,993
Deutsche Bank AG	160	6,249
Deutsche Boerse AG	57	3,458
Deutsche Lufthansa AG	342	6,691
Deutsche Post AG	284	6,555
Deutsche Telekom AG	468	4,956
E.ON AG	293	5,124
Fresenius Medical Care AG & Co. KGaA	32	2,163
Linde AG	20	3,725
MAN SE	27	2,908
Merck KGaA	50	7,557
Muenchener Rueckversicherungs- Gesellschaft AG	43	8,056
RWE AG	98	3,659
Salzgitter AG	104	4,182
SAP AG	146	11,717
Siemens AG	68	7,337
ThyssenKrupp AG (a)	183	3,728
Volkswagen AG	35	6,595

		148,417

HONG KONG — 2.3%
AIA Group, Ltd.	1,400	6,132
Bank of East Asia, Ltd.	1,032	4,068
Cheung Kong Holdings, Ltd.	1,000	14,763
China Mobile, Ltd.	500	5,295
China Overseas Land & Investment, Ltd.	2,000	5,514
China Resources Enterprise, Ltd.	2,000	5,926
China Unicom (Hong Kong), Ltd.	2,000	2,679
Citic Pacific, Ltd.	2,000	2,597
CNOOC, Ltd.	3,000	5,766
COSCO Pacific, Ltd.	2,037	2,939
Hang Lung Properties, Ltd.	1,000	3,736
Henderson Land Development Co., Ltd.	1,023	6,998
Hong Kong Exchanges and Clearing, Ltd.	310	5,279

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Hutchison Whampoa, Ltd.	1,000	$10,422
Li & Fung, Ltd.	2,000	2,757
New World Development Co., Ltd.	3,104	5,254
Sands China, Ltd.	800	4,148
Shangri-La Asia, Ltd.	2,000	3,916
Sun Hung Kai Properties, Ltd.	1,029	13,866
Swire Pacific, Ltd.	500	6,373
The Link REIT	1,038	5,656

		124,084

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	22	1,549
Richter Gedeon NyRt	18	2,522

		4,071

INDIA — 0.6%
Dr. Reddy’s Laboratories, Ltd. ADR	206	6,664
HDFC Bank, Ltd. ADR	156	5,838
ICICI Bank, Ltd. ADR	128	5,491
Infosys Technologies, Ltd. ADR	90	4,852
Mahindra & Mahindra, Ltd. GDR	235	3,746
Reliance Industries, Ltd. GDR (d)	159	4,528
Tata Motors, Ltd. ADR	174	4,247

		35,366

INDONESIA — 0.6%
Astra Agro Lestari Tbk PT	1,500	2,856
Astra International Tbk PT	5,000	4,065
Bank Central Asia Tbk PT	4,500	5,279
Bank Mandiri Tbk PT	4,500	4,631
Bank Rakyat Indonesia Persero Tbk PT	5,000	4,502
Gudang Garam Tbk PT	500	2,518
Telekomunikasi Indonesia Tbk PT	6,500	7,358

		31,209

IRELAND — 0.8%
Accenture PLC (Class A)	100	7,597
Covidien PLC	200	13,568
CRH PLC	151	3,339
Eaton Corp. PLC	200	12,250
Elan Corp. PLC (a)	224	2,580
Prothena Corp. PLC (a)	5	33
Seagate Technology PLC	100	3,656

		43,023

ISRAEL — 0.2%
Bank Hapoalim BM (a)	669	3,034
Bank Leumi Le-Israel BM (a)	876	3,090
Teva Pharmaceutical Industries, Ltd. ADR	115	4,563

		10,687

ITALY — 0.6%
Assicurazioni Generali SpA	278	4,334
Enel SpA	1,222	3,995
ENI SpA	260	5,853
Fiat Industrial SpA	281	3,165
Intesa Sanpaolo SpA	2,205	3,233
Mediaset SpA	1,084	2,217
Saipem SpA	55	1,694
Telecom Italia SpA	5,152	3,645
UniCredit SpA (a)	735	3,143

		31,279

JAPAN — 8.0%
Aisin Seiki Co., Ltd.	100	3,669
Asahi Breweries, Ltd.	100	2,392
Asahi Kasei Corp.	1,000	6,680
Astellas Pharma, Inc.	100	5,382
Bridgestone Corp.	100	3,372
Canon, Inc.	100	3,616
Chuo Mitsui Trust Holdings, Inc.	1,000	4,712
Credit Saison Co., Ltd.	200	4,986
Daiichi Sankyo Co., Ltd.	300	5,791
Daikin Industries, Ltd.	100	3,925
Daiwa Securities Group, Inc.	1,000	6,977
Denso Corp.	200	8,477
Eisai Co., Ltd.	100	4,467
FUJIFILM Holdings Corp.	200	3,906
Hitachi, Ltd.	1,000	5,775
Hokuhoku Financial Group, Inc.	2,000	4,042
Honda Motor Co., Ltd.	200	7,562
Hoya Corp.	200	3,727
ITOCHU Corp.	300	3,609
Japan Tobacco, Inc.	200	6,382
JFE Holdings, Inc.	200	3,759
JSR Corp.	200	4,067
JX Holdings, Inc.	500	2,771
Kajima Corp.	1,000	2,723
Kamigumi Co., Ltd.	1,000	9,307
KDDI Corp.	200	8,232
Kobe Steel, Ltd. (a)	3,000	3,478
Komatsu, Ltd.	200	4,784
Konica Minolta Holdings, Inc.	500	3,659
Kyocera Corp.	100	9,370
Makita Corp.	100	4,547
Marubeni Corp.	1,000	7,477
Marui Group Co., Ltd.	900	9,333
Mitsubishi Chemical Holdings Corp.	500	2,313
Mitsubishi Corp.	200	3,708
Mitsubishi Electric Corp.	1,000	8,052
Mitsubishi Heavy Industries, Ltd.	1,000	5,690
Mitsubishi UFJ Financial Group, Inc.	1,700	10,089
Mitsui & Co., Ltd.	200	2,793
Mizuho Financial Group, Inc.	3,600	7,620
MS&AD Insurance Group Holdings, Inc.	200	4,395
Murata Manufacturing Co., Ltd.	100	7,456
NEC Corp. (c)	2,000	5,212
Nippon Steel Corp. (c)	3,000	7,498
Nippon Yusen K.K.	2,000	5,169
Nissan Motor Co., Ltd.	400	3,850
Nitto Denko Corp.	100	5,924
NKSJ Holdings, Inc.	200	4,178
Nomura Holdings, Inc.	900	5,523
NTT Data Corp.	1	3,334
Obayashi Corp.	1,000	4,786
ORIX Corp. (a)	400	5,067
Osaka Gas Co., Ltd.	1,000	4,403
Panasonic Corp. (a)	600	4,174
Resona Holdings, Inc.	600	3,114
Rohm Co., Ltd.	100	3,669

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Secom Co., Ltd.	100	$5,159
Seven & I Holdings Co., Ltd.	100	3,313
Shin-Etsu Chemical Co., Ltd.	100	6,648
Softbank Corp.	200	9,232
Sony Corp.	300	5,239
Sumitomo Chemical Co., Ltd.	1,000	3,116
Sumitomo Corp.	200	2,506
Sumitomo Electric Industries, Ltd.	300	3,705
Sumitomo Mitsui Financial Group, Inc.	200	8,030
T&D Holdings, Inc.	400	4,833
Takeda Pharmaceutical Co., Ltd.	100	5,350
TDK Corp.	100	3,478
Teijin, Ltd.	1,000	2,319
Terumo Corp.	100	4,308
The Joyo Bank, Ltd.	1,000	5,605
The Kansai Electric Power Co., Inc. (a)(c)	200	1,974
Tokio Marine Holdings, Inc.	200	5,637
Tokyo Electron, Ltd.	100	4,430
Tokyu Corp.	1,000	7,541
Toppan Printing Co., Ltd.	1,000	7,190
Toshiba Corp.	1,000	5,020
Toyota Motor Corp.	400	20,677
Toyota Tsusho Corp.	300	7,782
West Japan Railway Co.	100	4,802
Yamada Denki Co., Ltd.	40	1,827
Yamaha Corp.	600	5,960

		436,654

LUXEMBOURG — 0.0% (e)
ArcelorMittal	195	2,516

MEXICO — 0.8%
America Movil SAB de CV	7,481	7,936
Cemex SAB de CV (a)	3,151	3,838
Fomento Economico Mexicano SAB de CV	769	8,661
Grupo Financiero Banorte SAB de CV	740	5,918
Grupo Mexico SAB de CV	1,231	4,977
Grupo Modelo SAB de CV	753	6,832
Grupo Televisa SA de CV (Series CPO)	654	3,475
Industrias Penoles SA de CV	50	2,376

		44,013

NETHERLANDS — 1.4%
Akzo Nobel NV	74	4,705
ASML Holding NV	70	4,716
DE Master Blenders 1753 NV (a)	300	4,642
European Aeronautic Defence and Space Co. NV	66	3,365
Heineken NV	52	3,926
ING Groep NV (a)	675	4,799
Koninklijke (Royal) KPN NV	449	1,513
Koninklijke Ahold NV	345	5,296
Koninklijke DSM NV	87	5,073
Koninklijke Philips Electronics NV	266	7,885
LyondellBasell Industries NV	100	6,329
Reed Elsevier NV	344	5,904
Royal Dutch Shell PLC (Class A)	18	582
Unilever NV	197	8,084
Wolters Kluwer NV	434	9,494

		76,313

NETHERLANDS ANTILLES — 0.3%
Schlumberger, Ltd.	200	14,978

NORWAY — 0.4%
DnB NOR ASA	363	5,330
Norsk Hydro ASA	1,114	4,821
Telenor ASA	297	6,503
Yara International ASA	62	2,813

		19,467

PERU — 0.0% (e)
Compania de Minas Buenaventura SA ADR	30	779

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	72	5,108

PORTUGAL — 0.1%
Portugal Telecom SGPS SA	848	4,208

RUSSIA — 0.7%
Federal Hydrogenerating Co. JSC ADR	824	1,586
Gazprom OAO ADR	781	6,682
Lukoil OAO ADR	96	6,218
MMC Norilsk Nickel OJSC ADR	117	1,980
Mobile TeleSystems ADR	182	3,780
Sberbank of Russia ADR	412	5,263
Surgutneftegas OJSC ADR Preference Shares	840	5,840
Tatneft ADR	97	3,880
Uralkali OJSC GDR	68	2,515

		37,744

SINGAPORE — 0.6%
CapitaLand, Ltd.	3,000	8,536
Singapore Exchange, Ltd.	2,000	12,414
Singapore Press Holdings, Ltd.	2,000	7,222
Singapore Telecommunications, Ltd.	1,000	2,894

		31,066

SOUTH AFRICA — 0.8%
AngloGold Ashanti, Ltd.	85	1,993
Discovery Holdings, Ltd.	1,162	9,909
FirstRand, Ltd.	1,067	3,745
Gold Fields, Ltd.	206	1,578
Harmony Gold Mining Co., Ltd.	228	1,469
Impala Platinum Holdings, Ltd.	154	2,276
MTN Group, Ltd.	395	6,952
Naspers, Ltd.	63	3,934
Sanlam, Ltd.	988	5,081
Sasol, Ltd.	76	3,374
Sibanye Gold, Ltd. (a)	206	301
Standard Bank Group, Ltd.	255	3,291

		43,903

SOUTH KOREA — 1.9%
E-Mart Co., Ltd.	8	1,582
Hana Financial Group, Inc.	80	2,844
Honam Petrochemical Corp.	6	1,068
Hyundai Heavy Industries Co., Ltd.	12	2,276
Hyundai Hysco Co., Ltd.	100	3,002
Hyundai Mobis	13	3,593
Hyundai Motor Co.	29	5,838
KB Financial Group, Inc.	110	3,707

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Kia Motors Corp.	65	$3,248
Korea Electric Power Corp. ADR (a)	156	2,110
KT&G Corp.	41	2,823
LG Chem, Ltd. Preference Shares	63	5,068
LG Electronics, Inc.	34	2,478
LG Household & Health Care, Ltd.	6	3,322
NHN Corp.	16	3,983
POSCO ADR	57	4,189
Samsung C&T Corp.	68	4,187
Samsung Electronics Co., Ltd. GDR	36	24,464
Samsung Engineering Co., Ltd.	17	1,994
Samsung Fire & Marine Insurance Co., Ltd. (a)	14	2,743
Samsung Heavy Industries Co., Ltd.	110	3,441
Samsung Securities Co., Ltd. (a)	67	3,264
Shinhan Financial Group Co., Ltd.	110	3,994
SK Holdings Co., Ltd.	23	3,525
SK Hynix, Inc. (a)	130	3,359
SK Innovation Co., Ltd.	20	2,912

		105,014

SPAIN — 0.6%
Acciona SA	56	3,058
Acerinox SA	262	2,692
ACS, Actividades de Construccion y Servicios SA	197	4,605
Banco Bilbao Vizcaya Argentaria SA	777	6,748
Banco Santander SA	1,389	9,350
Repsol YPF SA	121	2,463
Telefonica SA	320	4,310

		33,226

SWEDEN — 1.2%
Assa Abloy AB (Class B)	110	4,502
Atlas Copco AB (Class B)	307	7,772
Nordea Bank AB	532	6,038
Sandvik AB	286	4,407
Securitas AB (Class B)	444	4,189
Skandinaviska Enskilda Banken AB (Class A)	671	6,754
Skanska AB (Class B)	291	5,272
SKF AB (Class B)	207	5,059
Svenska Handelsbanken AB (Class A) (c)	91	3,898
Tele2 AB (Class B)	183	3,192
Telefonaktiebolaget LM Ericsson (Class B)	543	6,781
TeliaSonera AB	468	3,349
Volvo AB (Class A)	448	6,529

		67,742

SWITZERLAND — 3.5%
ABB, Ltd. (a)	404	9,134
ACE, Ltd.	100	8,897
Adecco SA (a)	78	4,283
Compagnie Financiere Richemont SA	110	8,654
Credit Suisse Group AG (a)	237	6,235
Geberit AG	32	7,897
Givaudan SA (a)	4	4,925
Holcim, Ltd. (a)	71	5,672
Kuehne & Nagel International AG	38	4,153
Nestle SA	280	20,299
Noble Corp.	200	7,630
Novartis AG	264	18,805
Pentair, Ltd.	23	1,213
Roche Holding AG	98	22,871
SGS SA	4	9,834
Swiss Re AG	95	7,745
Syngenta AG	10	4,182
TE Connectivity, Ltd.	200	8,386
The Swatch Group AG	12	6,995
Transocean, Ltd. (a)	71	3,691
UBS AG (a)	611	9,388
Wolseley PLC	88	4,374
Zurich Insurance Group AG (a)	19	5,301

		190,564

TAIWAN — 1.1%
Advanced Semiconductor Engineering Inc, ADR	1,153	4,798
AU Optronics Corp. ADR (a)	992	4,331
Chunghwa Telecom Co., Ltd. ADR	263	8,233
Hon Hai Precision Industry Co., Ltd. GDR	1,456	8,176
Siliconware Precision Industries Co. ADR (c)	1,651	9,609
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,096	18,934
United Microelectronics Corp. ADR	2,579	4,684

		58,765

THAILAND — 0.2%
Bangkok Bank PCL	1,100	8,714
PTT PCL	200	2,227

		10,941

TURKEY — 0.4%
Akbank TAS	730	3,816
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,000	6,455
Turkiye Garanti Bankasi AS	845	4,511
Turkiye Is Bankasi (Class C)	1,939	7,458

		22,240

UNITED KINGDOM — 7.7%
3i Group PLC	1,772	8,503
Anglo American PLC	224	5,755
AstraZeneca PLC	177	8,868
BAE Systems PLC	891	5,335
Barclays PLC	2,108	9,319
BG Group PLC	446	7,646
BHP Billiton PLC	304	8,840
BP PLC	2,520	17,598
British American Tobacco PLC	51	2,731
British Land Co. PLC	629	5,191
British Sky Broadcasting Group PLC	201	2,695
BT Group PLC	2,078	8,772
Burberry Group PLC	158	3,189
Capita Group PLC	537	7,331
Cobham PLC	2,646	9,763
Compass Group PLC	479	6,113
Diageo PLC	273	8,602
Experian PLC	371	6,422
G4S PLC	623	2,757

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

GlaxoSmithKline PLC	625	$14,601
Hammerson PLC	1,017	7,596
HSBC Holdings PLC	2,224	23,724
Imperial Tobacco Group PLC	100	3,491
Intercontinental Hotels Group PLC	273	8,320
J Sainsbury PLC	736	4,230
Land Securities Group PLC	441	5,551
Lloyds Banking Group PLC (a)	8,654	6,398
Marks & Spencer Group PLC	1,017	6,023
National Grid PLC	197	2,288
Next PLC	72	4,773
Old Mutual PLC	1,498	4,611
Pearson PLC	120	2,157
Prudential PLC	485	7,843
Randgold Resources, Ltd.	29	2,501
Reckitt Benckiser Group PLC	80	5,731
Reed Elsevier PLC	312	3,700
Rio Tinto PLC	216	10,118
Rolls-Royce Holdings PLC (a)	316	5,422
Royal Dutch Shell PLC (Class B)	760	25,215
RSA Insurance Group PLC	3,346	5,914
SABMiller PLC	131	6,891
Scottish & Southern Energy PLC	160	3,605
Severn Trent PLC	250	6,499
Smith & Nephew PLC	453	5,228
Smiths Group PLC	349	6,661
Standard Chartered PLC	353	9,131
Standard Life PLC	2,096	11,626
Tesco PLC	1,181	6,842
The Sage Group PLC	1,788	9,304
Tullow Oil PLC	178	3,327
Unilever PLC	153	6,468
United Utilities Group PLC	445	4,788
Vodafone Group PLC	6,679	18,925
Whitbread PLC	326	12,712
WPP PLC	344	5,480
Xstrata PLC	355	5,757

		418,881

UNITED STATES — 46.2%
3M Co.	100	10,631
Abbott Laboratories	200	7,064
AbbVie, Inc.	200	8,156
Adobe Systems, Inc. (a)	300	13,053
Aetna, Inc.	200	10,224
Aflac, Inc.	200	10,404
Agilent Technologies, Inc.	200	8,394
Alexion Pharmaceuticals, Inc. (a)	100	9,214
Allergan, Inc. (c)	100	11,163
Altera Corp.	100	3,547
Altria Group, Inc.	200	6,878
Amazon.com, Inc. (a)	100	26,649
American Capital Agency Corp. (c)	100	3,278
American Electric Power Co., Inc. (c)	200	9,726
American Express Co. (c)	200	13,492
American Tower Corp. (c)	100	7,692
Amgen, Inc.	200	20,502
Anadarko Petroleum Corp.	100	8,745
Annaly Capital Management, Inc. (c)	200	3,178
Apache Corp.	100	7,716
Apple, Inc.	100	44,263
Applied Materials, Inc.	699	9,423
Archer-Daniels-Midland Co.	300	10,119
AT&T, Inc. (c)	699	25,646
Automatic Data Processing, Inc. (c)	100	6,502
Baker Hughes, Inc.	200	9,282
Bank of America Corp.	1,699	20,694
Baxter International, Inc. (c)	200	14,528
Becton, Dickinson and Co.	100	9,561
Bed Bath & Beyond, Inc. (a)	100	6,442
Berkshire Hathaway, Inc. (Class B) (a)	100	10,420
Biogen Idec, Inc. (a)	100	19,291
Bristol-Myers Squibb Co. (c)	300	12,357
Broadcom Corp. (Class A)	200	6,934
C.H. Robinson Worldwide, Inc. (c)	100	5,946
Cameron International Corp. (a)	200	13,040
Capital One Financial Corp.	100	5,495
Carnival Corp.	100	3,430
Caterpillar, Inc.	100	8,697
CBS Corp.	200	9,338
Celgene Corp. (a)	100	11,591
CenturyLink, Inc.	200	7,026
CH Energy Group, Inc.	200	13,078
Chesapeake Energy Corp.	300	6,123
Chevron Corp.	300	35,646
Church & Dwight Co., Inc.	200	12,926
Cisco Systems, Inc.	999	20,889
Citigroup, Inc.	500	22,120
Citrix Systems, Inc. (a)	100	7,216
Coach, Inc.	100	4,999
Cognizant Technology Solutions Corp. (Class A) (a)	100	7,661
Colgate-Palmolive Co.	100	11,803
Comcast Corp. (Class A) Special	500	19,810
ConAgra Foods, Inc.	200	7,162
ConocoPhillips	200	12,020
Corning, Inc.	400	5,332
Costco Wholesale Corp.	100	10,611
CSX Corp.	400	9,852
Cummins, Inc.	100	11,581
CVS Caremark Corp. (c)	200	10,998
Danaher Corp. (c)	200	12,430
Deere & Co. (c)	100	8,598
Dell, Inc.	400	5,732
Devon Energy Corp. (c)	100	5,642
DIRECTV (Class A) (a)(c)	100	5,661
Discover Financial Services	200	8,968
Dollar Tree, Inc. (a)(c)	200	9,686
Duke Energy Corp. (c)	153	11,106
E. I. du Pont de Nemours & Co.	200	9,832
eBay, Inc. (a)(c)	300	16,266
Ecolab, Inc. (c)	100	8,018
Edison International (c)	200	10,064
Eli Lilly & Co.	200	11,358
EMC Corp. (a)	400	9,556
Emerson Electric Co.	200	11,174
EOG Resources, Inc.	100	12,807
Equity Residential (c)	100	5,506
Exelon Corp. (c)	200	6,896

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Express Scripts Holding Co. (a)(c)	181	$10,435
Exxon Mobil Corp.	600	54,066
Fastenal Co.	100	5,135
FedEx Corp. (c)	100	9,820
FirstEnergy Corp. (c)	200	8,440
FMC Technologies, Inc. (a)	200	10,878
Ford Motor Co.	799	10,507
Franklin Resources, Inc. (c)	100	15,081
Freeport-McMoRan Copper & Gold, Inc.	200	6,620
General Dynamics Corp.	100	7,051
General Electric Co.	1,499	34,657
General Mills, Inc.	100	4,931
General Motors Co. (a)	200	5,564
Gilead Sciences, Inc. (a)	400	19,572
H.J. Heinz Co.	100	7,227
Halliburton Co.	200	8,082
HCP, Inc.	300	14,958
Hess Corp.	100	7,161
Hewlett-Packard Co. (c)	400	9,536
Hillshire Brands Co.	60	2,109
Honeywell International, Inc. (c)	200	15,070
Illinois Tool Works, Inc. (c)	200	12,188
Ingersoll-Rand PLC	200	11,002
Intel Corp.	799	17,458
International Business Machines Corp.	200	42,660
Intuit, Inc. (c)	100	6,565
Johnson & Johnson	300	24,459
Johnson Controls, Inc.	200	7,014
JPMorgan Chase & Co.	600	28,476
Juniper Networks, Inc. (a)	200	3,708
Kellogg Co.	100	6,443
Kimberly-Clark Corp. (c)	100	9,798
Kinder Morgan Management, LLC (a)	104	9,136
Kinder Morgan, Inc.	42	1,625
Kohl’s Corp. (c)	100	4,613
Kraft Foods Group, Inc.	33	1,700
L Brands, Inc.	200	8,932
Las Vegas Sands Corp.	100	5,635
Liberty Global, Inc. (Series A) (a)	100	7,340
Liberty Interactive Corp. (Class A) (a)(c)	200	4,276
Liberty Ventures, (Series A) (a)	14	1,058
Lockheed Martin Corp. (c)	100	9,652
Lowe’s Cos., Inc.	300	11,376
Macy’s, Inc.	200	8,368
Marathon Oil Corp.	300	10,116
Marathon Petroleum Corp.	100	8,960
Marsh & McLennan Cos., Inc.	200	7,594
Mattel, Inc.	400	17,516
McCormick & Co., Inc. (c)	300	22,065
McDonald’s Corp. (c)	100	9,969
McKesson Corp.	100	10,796
Mead Johnson Nutrition Co.	100	7,745
Medtronic, Inc. (c)	300	14,088
Merck & Co., Inc.	400	17,692
MetLife, Inc.	300	11,406
Microsoft Corp.	1,099	31,442
Mondelez International, Inc. (Class A) (c)	100	3,061
Monsanto Co.	100	10,563
Morgan Stanley	300	6,594
National Oilwell Varco, Inc.	100	7,075
NetApp, Inc. (a)	100	3,416
Newmont Mining Corp. (c)	100	4,189
News Corp. (Class A)	500	15,260
NextEra Energy, Inc. (c)	100	7,768
NIKE, Inc. (Class B) (c)	200	11,802
Noble Energy, Inc.	100	11,566
Norfolk Southern Corp.	100	7,708
Northrop Grumman Corp.	200	14,030
O’Reilly Automotive, Inc. (a)	100	10,255
Occidental Petroleum Corp.	200	15,674
Oracle Corp.	699	22,606
Parker Hannifin Corp.	100	9,158
PepsiCo, Inc.	200	15,822
Pfizer, Inc.	999	28,831
PG&E Corp. (c)	100	4,453
Philip Morris International, Inc. (c)	200	18,542
Phillips 66	100	6,997
Pioneer Natural Resources Co. (c)	100	12,425
PNC Financial Services Group, Inc.	100	6,650
PPL Corp. (c)	300	9,393
Praxair, Inc. (c)	100	11,154
ProLogis (c)	300	11,994
Prudential Financial, Inc.	200	11,798
Public Service Enterprise Group, Inc. (c)	200	6,868
Public Storage (c)	100	15,232
QUALCOMM, Inc.	300	20,085
Range Resources Corp.	100	8,104
Raytheon Co.	100	5,879
Retail Opportunity Investments Corp.	1,499	21,001
Rockville Financial, Inc.	1,599	20,723
Ross Stores, Inc.	100	6,062
Salesforce.com, Inc. (a)(c)	100	17,883
SanDisk Corp. (a)	100	5,500
Simon Property Group, Inc. (c)	100	15,856
Southern Co. (c)	100	4,692
Southwestern Energy Co. (a)	100	3,726
Spectra Energy Corp.	200	6,150
St. Jude Medical, Inc. (c)	200	8,088
Starbucks Corp.	200	11,392
State Street Corp.	100	5,909
Sysco Corp.	200	7,034
Target Corp. (c)	100	6,845
Texas Instruments, Inc. (c)	300	10,644
The ADT Corp.	50	2,447
The Allstate Corp.	200	9,814
The Bank of New York Mellon Corp.	300	8,397
The Boeing Co.	100	8,585
The Charles Schwab Corp. (c)	500	8,845
The Chubb Corp.	100	8,753
The Clorox Co. (c)	100	8,853
The Coca-Cola Co. (c)	400	16,176
The Dow Chemical Co.	300	9,552
The Estee Lauder Cos., Inc. (Class A)	100	6,403
The Goldman Sachs Group, Inc.	100	14,715
The Hershey Co.	100	8,753
The Home Depot, Inc.	200	13,956
The J.M. Smucker Co.	100	9,916
The Mosaic Co.	100	5,961

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

The Procter & Gamble Co.	200	$15,412
The Travelers Cos., Inc.	100	8,419
The Walt Disney Co.	300	17,040
The Williams Cos., Inc.	300	11,238
Thermo Fisher Scientific, Inc.	200	15,298
Time Warner Cable, Inc.	100	9,606
Time Warner, Inc. (c)	200	11,524
TJX Cos., Inc.	200	9,350
Tyco International, Ltd.	100	3,200
Tyson Foods, Inc. (Class A)	400	9,928
U.S. Bancorp	300	10,179
Union Pacific Corp.	100	14,241
United Parcel Service, Inc. (Class B)	100	8,590
United Technologies Corp.	100	9,343
UnitedHealth Group, Inc.	200	11,442
Valero Energy Corp.	200	9,098
Vector Group, Ltd.	943	15,201
Verizon Communications, Inc.	300	14,745
Viacom, Inc. (Class B)	100	6,157
Visa, Inc. (Class A) (c)	100	16,984
Wal-Mart Stores, Inc. (c)	200	14,966
Walgreen Co. (c)	200	9,536
Waste Management, Inc.	200	7,842
Weatherford International, Ltd. (a)	500	6,070
WellPoint, Inc.	100	6,623
Wells Fargo & Co.	799	29,555
Western Digital Corp.	100	5,028
Whole Foods Market, Inc.	100	8,675
Yahoo!, Inc. (a)(c)	300	7,059
Yum! Brands, Inc. (c)	100	7,195

		2,525,756

TOTAL COMMON STOCKS —
(Cost $4,938,478)		5,376,851

SHORT TERM INVESTMENTS — 7.2%
UNITED STATES — 7.2%
MONEY MARKET FUNDS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	357,826	357,826
State Street Institutional Liquid Reserve Fund 0.13% (g)(h)	36,610	36,610

TOTAL SHORT TERM INVESTMENTS —
(Cost $394,436)		394,436

TOTAL INVESTMENTS — 105.6%
(Cost $5,332,914)		5,771,287
OTHER ASSETS & LIABILITIES — (5.6)%		(304,922)

NET ASSETS — 100.0%		$5,466,365

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	A portion of the security was on loan at March 31, 2013.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of March 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BRAZIL — 14.0%
Banco Bradesco SA Preference Shares ADR	3,573	$60,809
BRF — Brasil Foods SA ADR	1,117	24,697
Companhia de Bebidas das Americas Preference Shares ADR	1,297	54,902
Itau Unibanco Holding SA Preference Shares ADR	3,886	69,171
Petroleo Brasileiro SA ADR	3,573	64,850
Vale SA Preference Shares ADR	3,405	56,284

		330,713

CHINA — 20.0%
Agricultural Bank of China, Ltd.	36,000	17,252
Bank of China, Ltd.	128,196	59,452
China Construction Bank Corp.	123,154	100,584
China Life Insurance Co., Ltd.	12,584	32,584
China Petroleum & Chemical Corp.	34,000	40,033
China Shenhua Energy Co., Ltd.	5,644	20,503
Industrial & Commercial Bank of China	111,454	78,106
PetroChina Co., Ltd.	34,812	45,653
Ping An Insurance Group Co. of China, Ltd.	3,000	23,265
Tencent Holdings, Ltd.	1,700	54,048

		471,480

HONG KONG — 7.6%
China Mobile, Ltd.	9,855	104,356
China Overseas Land & Investment, Ltd.	6,000	16,541
CNOOC, Ltd.	30,362	58,357

		179,254

INDIA — 3.0%
ICICI Bank, Ltd. ADR	723	31,017
Infosys Technologies, Ltd. ADR	731	39,408

		70,425

MEXICO — 5.6%
America Movil SAB de CV, ADR, Series L	3,323	69,650
Fomento Economico Mexicano SAB de CV, ADR	338	38,363
Grupo Televisa SA de CV ADR	893	23,763

		131,776

RUSSIA — 9.6%
Gazprom OAO ADR	9,037	77,771
Lukoil OAO ADR	866	56,008
NovaTek OAO GDR	158	17,024
Sberbank of Russia ADR (a)	3,746	48,116
Sberbank of Russia ADR (a)	826	10,552
Uralkali OJSC GDR	458	16,940

		226,411

SOUTH AFRICA — 8.0%
AngloGold Ashanti, Ltd.	663	15,544
Impala Platinum Holdings, Ltd.	877	12,962
MTN Group, Ltd.	2,878	50,656
Naspers, Ltd.	662	41,335
Sasol, Ltd.	928	41,202
Standard Bank Group, Ltd.	2,049	26,441

		188,140

SOUTH KOREA — 20.6%
Hyundai Mobis	116	32,060
Hyundai Motor Co.	264	53,151
KB Financial Group, Inc. ADR (b)	638	21,364
Kia Motors Corp.	448	22,388
LG Chem, Ltd.	79	19,029
POSCO ADR	444	32,627
Samsung Electronics Co., Ltd. GDR	374	254,158
Shinhan Financial Group Co., Ltd. ADR (b)	740	26,933
SK Hynix, Inc. (b)	890	22,998

		484,708

TAIWAN — 11.5%
China Steel Corp.	19,085	16,626
Chunghwa Telecom Co., Ltd. ADR	678	21,223
Formosa Plastics Corp.	7,000	16,832
Hon Hai Precision Industry Co., Ltd. GDR	8,613	48,366
MediaTek, Inc.	2,000	22,874
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,397	145,066

		270,987

TOTAL COMMON STOCKS —
(Cost $2,437,307)		2,353,894

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserve Fund 0.13% (c)(d) (Cost $1,221)	1,221	1,221

TOTAL INVESTMENTS — 100.0%
(Cost $2,438,528)		2,355,115
OTHER ASSETS & LIABILITIES — 0.0% (e)		148

NET ASSETS — 100.0%		$2,355,263

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
JAPAN — 99.1%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd. (a)	2,380	$44,046

AIRLINES — 0.4%
All Nippon Airways Co., Ltd. (a)	10,000	20,421
Japan Airlines Co., Ltd.	1,000	46,480

		66,901

AUTO COMPONENTS — 3.2%
Aisin Seiki Co., Ltd.	1,168	42,859
Bridgestone Corp.	3,803	128,223
Denso Corp.	2,647	112,192
FCC Co., Ltd. (a)	984	23,632
Futaba Industrial Co., Ltd. (b)	408	1,849
Keihin Corp.	556	7,711
NGK Spark Plug Co., Ltd.	2,160	32,990
NHK Spring Co., Ltd. (a)	340	3,548
Nifco, Inc. (a)	1,028	24,361
Nissin Kogyo Co., Ltd.	616	10,162
NOK Corp. (a)	1,016	14,588
Showa Corp. (a)	2,012	21,442
Stanley Electric Co., Ltd.	644	11,350
Sumitomo Rubber Industries, Inc.	1,808	30,826
Tokai Rika Co., Ltd.	20	355
Toyo Tire & Rubber Co., Ltd. (a)	3,851	17,203
Toyota Industries Corp.	1,172	42,756

		526,047

AUTOMOBILES — 8.2%
Daihatsu Motor Co., Ltd.	464	9,633
Fuji Heavy Industries, Ltd.	4,347	67,549
Honda Motor Co., Ltd.	9,574	362,004
Isuzu Motors, Ltd.	9,651	56,970
Mazda Motor Corp. (a)(b)	6,123	18,300
Mitsubishi Motors Corp. (a)(b)	26,173	27,281
Nissan Motor Co., Ltd. (a)	13,562	130,543
Suzuki Motor Corp. (a)	2,192	49,216
Toyota Motor Corp.	11,777	608,766
Yamaha Motor Co., Ltd. (a)	1,216	16,684

		1,346,946

BEVERAGES — 1.3%
Asahi Breweries, Ltd.	2,584	61,810
Ito En, Ltd. (a)	1,556	37,088
Kirin Holdings Co., Ltd.	6,207	99,753
Takara Holdings, Inc. (a)	2,479	20,830

		219,481

BUILDING PRODUCTS — 1.1%
Aica Kogyo Co., Ltd.	284	5,250
Asahi Glass Co., Ltd.	6,299	43,213
Daikin Industries, Ltd. (a)	1,432	56,202
LIXIL Group Corp. (a)	1,772	35,018
Nippon Sheet Glass Co., Ltd. (b)	6,000	6,764
TOTO, Ltd. (a)	4,444	39,467

		185,914

CAPITAL MARKETS — 1.5%
Daiwa Securities Group, Inc.	8,482	59,181
Jafco Co., Ltd. (a)	212	7,373
Nomura Holdings, Inc. (a)	17,676	108,478
Okasan Securities Group, Inc.	2,107	19,811
SBI Holdings, Inc. (a)	1,558	13,770
Tokai Tokyo Financial Holdings, Inc. (a)	3,967	28,818

		237,431

CHEMICALS — 4.2%
Asahi Kasei Corp. (a)	5,859	39,135
Daicel Chemical Industries, Ltd.	2,055	16,305
DIC Corp.	6,391	13,459
Hitachi Chemical Co., Ltd. (a)	976	14,803
JSR Corp.	1,360	27,657
Kaneka Corp.	2,224	12,892
Kansai Paint Co., Ltd.	2,092	23,274
Kuraray Co., Ltd. (a)	2,971	44,334
Mitsubishi Chemical Holdings Corp. (a)	6,123	28,329
Mitsubishi Gas Chemical Co., Inc.	2,268	14,980
Mitsui Chemicals, Inc. (a)	5,843	12,740
Nissan Chemical Industries, Ltd.	2,816	33,935
Nitto Denko Corp.	784	46,446
Shin-Etsu Chemical Co., Ltd. (a)	2,420	160,870
Showa Denko K.K.	7,723	11,582
Sumitomo Chemical Co., Ltd. (a)	9,674	30,148
Taiyo Nippon Sanso Corp. (a)	4,180	28,365
Teijin, Ltd. (a)	6,367	14,763
Tokai Carbon Co., Ltd.	1,828	6,280
Toray Industries, Inc. (a)	7,758	52,479
Tosoh Corp. (a)	5,599	15,602
Ube Industries, Ltd. (a)	9,543	18,777
Zeon Corp. (a)	2,132	22,087

		689,242

COMMERCIAL BANKS — 10.6%
Chuo Mitsui Trust Holdings, Inc. (a)	19,981	94,146
Fukuoka Financial Group, Inc.	6,000	30,823
Hokuhoku Financial Group, Inc.	9,658	19,517
Mitsubishi UFJ Financial Group, Inc. (a)	79,700	473,012
Mizuho Financial Group, Inc. (a)	138,100	292,298
Resona Holdings, Inc. (a)	9,500	49,309
Shinsei Bank, Ltd.	9,726	21,931
Sumitomo Mitsui Financial Group, Inc. (a)	8,000	321,208
Suruga Bank, Ltd.	496	8,013
The 77 Bank, Ltd.	3,803	20,548
The Awa Bank, Ltd.	3,731	23,175
The Bank of Kyoto, Ltd.	1,916	18,708
The Bank of Yokohama, Ltd.	7,947	46,066
The Chiba Bank, Ltd.	6,063	43,528
The Chugoku Bank, Ltd.	1,504	24,587
The Hachijuni Bank, Ltd.	5,719	34,611
The Hiroshima Bank, Ltd. (a)	5,811	28,431
The Hyakugo Bank, Ltd.	4,147	20,686
The Iyo Bank, Ltd.	1,180	11,157
The Joyo Bank, Ltd. (a)	4,155	23,290
The Juroku Bank, Ltd.	5,883	24,153
The Musashino Bank, Ltd.	420	16,484
The Nanto Bank, Ltd.	2,391	11,393
The Nishi-Nippon City Bank, Ltd.	7,799	24,470
The Shizuoka Bank, Ltd.	2,363	26,641

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Yamaguchi Financial Group, Inc.	2,076	$21,020

		1,729,205

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Aeon Delight Co., Ltd.	200	4,339
Dai Nippon Printing Co., Ltd. (a)	3,739	35,235
Daiseki Co., Ltd. (a)	400	6,735
Nissha Printing Co., Ltd. (b)	236	4,174
Park24 Co., Ltd.	1,000	19,613
Secom Co., Ltd.	1,368	70,568
Toppan Printing Co., Ltd. (a)	4,299	30,910

		171,574

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Aiphone Co., Ltd.	200	3,325

COMPUTERS & PERIPHERALS — 1.3%
Fujitsu, Ltd. (a)	10,498	43,323
NEC Corp. (a)	11,918	31,056
Seiko Epson Corp. (a)	1,376	13,362
Toshiba Corp. (a)	23,633	118,643

		206,384

CONSTRUCTION & ENGINEERING — 1.2%
Chiyoda Corp.	1,688	18,833
COMSYS Holdings Corp. (a)	2,000	24,293
JGC Corp.	1,760	44,534
Kajima Corp. (a)	7,595	20,680
Maeda Corp.	4,855	19,622
Obayashi Corp. (a)	5,679	27,181
Shimizu Corp. (a)	5,559	18,092
Taisei Corp.	9,995	27,534

		200,769

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp. (a)	9,607	22,582

CONSUMER FINANCE — 0.5%
Acom Co., Ltd. (a)(b)	22	631
Aeon Credit Service Co., Ltd. (a)	1,040	29,578
Credit Saison Co., Ltd. (a)	1,364	34,006
Orient Corp. (a)(b)	4,001	12,639

		76,854

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	1,048	14,758

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	992	14,613

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc. (a)	628	27,018

DIVERSIFIED FINANCIAL SERVICES — 0.5%
ORIX Corp. (a)	6,160	78,032

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
Nippon Telegraph & Telephone Corp.	5,200	227,037

ELECTRIC UTILITIES — 1.4%
Chubu Electric Power Co., Inc. (a)	3,963	48,600
Hokkaido Electric Power Co., Inc. (b)	928	9,801
Hokuriku Electric Power Co. (a)	1,412	17,406
Kyushu Electric Power Co., Inc. (a)(b)	2,376	24,690
Shikoku Electric Power Co., Inc. (b)	972	14,143
The Chugoku Electric Power Co., Inc. (a)	1,648	21,998
The Kansai Electric Power Co., Inc. (a)(b)	4,811	47,486
The Okinawa Electric Power Co., Inc.	36	1,227
The Tokyo Electric Power Co., Inc. (a)(b)	8,567	23,235
Tohoku Electric Power Co., Inc. (b)	2,843	22,981

		231,567

ELECTRICAL EQUIPMENT — 1.5%
Fuji Electric Holdings Co., Ltd. (a)	6,099	17,774
Fujikura, Ltd. (a)	4,107	12,799
Furukawa Electric Co., Ltd. (a)	3,899	8,709
Mitsubishi Electric Corp.	11,974	96,408
Nidec Corp. (a)	764	45,749
Sumitomo Electric Industries, Ltd.	3,787	46,764
Tatsuta Electric Wire and Cable Co., Ltd. (a)	2,000	11,359
Ushio, Inc. (a)	1,036	10,732

		250,294

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Alps Electric Co., Ltd. (a)	1,768	11,640
Amano Corp.	1,236	11,700
Citizen Holdings Co., Ltd.	3,003	15,778
FUJIFILM Holdings Corp. (a)	2,827	55,205
Hamamatsu Photonics K.K. (a)	768	30,959
Hirose Electric Co., Ltd. (a)	408	55,155
Hitachi, Ltd. (a)	25,933	149,773
Horiba, Ltd.	404	12,371
Hoya Corp. (a)	2,632	49,046
Ibiden Co., Ltd. (a)	996	15,530
Keyence Corp.	240	73,082
Kyocera Corp.	992	92,954
Murata Manufacturing Co., Ltd. (a)	1,228	91,558
Nippon Electric Glass Co., Ltd.	3,548	18,038
Oki Electric Industry Co., Ltd. (a)(b)	12,166	15,140
Omron Corp.	1,380	34,052
Shimadzu Corp. (a)	2,312	16,500
TDK Corp. (a)	996	34,641
Yaskawa Electric Corp.	1,604	15,917
Yokogawa Electric Corp. (a)	1,964	19,761

		818,800

FOOD & STAPLES RETAILING — 1.8%
Aeon Co., Ltd.	4,403	56,899
Cawachi, Ltd.	448	9,773
FamilyMart Co., Ltd.	352	16,286
Izumiya Co., Ltd.	3,740	19,571
Lawson, Inc. (a)	400	30,844
Seven & I Holdings Co., Ltd.	4,439	147,070
UNY Group Holdings Co., Ltd.	2,000	15,805

		296,248

FOOD PRODUCTS — 1.2%
Ajinomoto Co., Inc.	4,003	60,245
Hokuto Corp. (a)	400	7,445
Kikkoman Corp. (a)	2,256	39,760
MEIJI Holdings Co., Ltd. (a)	400	18,570

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Nissin Foods Holding Co., Ltd. (a)	640	$29,849
Sakata Seed Corp.	1,584	20,672
Yakult Honsha Co., Ltd. (a)	564	22,825

		199,366

GAS UTILITIES — 0.9%
Osaka Gas Co., Ltd. (a)	12,150	53,500
Saibu Gas Co., Ltd.	10,273	23,601
Tokyo Gas Co., Ltd. (a)	13,873	75,843

		152,944

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Nakanishi, Inc.	200	24,505
Olympus Corp. (b)	1,042	24,504
Sysmex Corp. (a)	400	24,633
Terumo Corp. (a)	956	41,181

		114,823

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Medipal Holdings Corp.	1,192	16,875
Miraca Holdings, Inc.	636	31,015
Suzuken Co., Ltd.	632	23,527

		71,417

HOTELS, RESTAURANTS & LEISURE — 0.4%
Oriental Land Co., Ltd. (a)	404	65,829
Round One Corp. (a)	800	5,786

		71,615

HOUSEHOLD DURABLES — 2.2%
Casio Computer Co., Ltd. (a)	2,248	17,335
Funai Electric Co., Ltd. (a)	395	4,848
Haseko Corp. (a)(b)	9,139	8,359
Panasonic Corp. (a)	13,381	93,078
Pioneer Corp. (a)(b)	2,360	4,217
Sangetsu Co., Ltd.	176	4,751
Sekisui Chemical Co., Ltd. (a)	2,079	22,820
Sekisui House, Ltd.	3,679	50,047
Sharp Corp. (a)(b)	5,519	15,966
Sony Corp. (a)	6,811	118,950
Sumitomo Forestry Co., Ltd.	1,368	14,725

		355,096

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp. (a)	632	37,441

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd.	840	22,130

INDUSTRIAL CONGLOMERATES — 0.2%
Keihan Electric Railway Co., Ltd. (a)	5,747	25,551
Nisshinbo Holdings, Inc.	1,584	11,119

		36,670

INSURANCE — 2.3%
MS&AD Insurance Group Holdings, Inc. (a)	3,636	79,898
NKSJ Holdings, Inc. (a)	2,000	41,778
Sony Financial Holdings, Inc.	1,600	23,995
T&D Holdings, Inc. (a)	4,200	50,747
The Dai-ichi Life Insurance Co., Ltd.	42	56,509
Tokio Marine Holdings, Inc.	4,447	125,341

		378,268

INTERNET & CATALOG RETAIL — 0.3%
Rakuten, Inc.	5,000	50,893

INTERNET SOFTWARE & SERVICES — 0.6%
DeNA Co., Ltd. (a)	800	21,740
Gree, Inc. (a)	600	7,422
Internet Initiative Japan, Inc.	600	20,740
Yahoo! Japan Corp. (a)	104	47,896

		97,798

IT SERVICES — 0.6%
IT Holdings Corp.	832	10,999
Itochu Techno-Solutions Corp. (a)	608	30,523
NET One Systems Co., Ltd. (a)	2,000	17,486
Nomura Research Institute, Ltd. (a)	300	7,709
NTT Data Corp. (a)	8	26,675
Otsuka Corp.	12	1,303
SCSK Corp.	100	1,952
TKC Corp.	400	7,318

		103,965

LEISURE EQUIPMENT & PRODUCTS — 1.3%
Namco Bandai Holdings, Inc.	2,232	39,527
Nikon Corp. (a)	1,840	43,661
Roland Corp. (a)	200	1,717
Sankyo Co., Ltd.	640	30,326
Sega Sammy Holdings, Inc. (a)	2,031	41,281
Shimano, Inc.	592	50,057
Yamaha Corp.	1,192	11,841

		218,410

MACHINERY — 5.6%
Amada Co., Ltd.	1,527	10,216
FANUC Corp.	1,180	181,857
Glory, Ltd.	1,044	25,084
IHI Corp. (a)	10,311	31,365
JTEKT Corp.	1,408	13,358
Kawasaki Heavy Industries, Ltd. (a)	7,978	25,032
Komatsu, Ltd.	5,439	130,103
Komori Corp.	788	8,482
Kubota Corp. (a)	3,663	52,128
Kurita Water Industries, Ltd. (a)	976	21,384
Makita Corp. (a)	976	44,378
Minebea Co., Ltd. (a)	2,255	7,603
Mitsubishi Heavy Industries, Ltd.	19,676	111,962
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	7,567	13,360
Mori Seiki Co., Ltd. (a)	968	11,438
NGK Insulators, Ltd.	2,320	24,996
NSK, Ltd. (a)	2,463	18,731
NTN Corp.	2,495	6,502
OKUMA Corp.	1,648	12,182
OSG Corp.	1,012	13,907
SMC Corp. (a)	420	81,213
Sodick Co., Ltd.	1,800	10,817
Sumitomo Heavy Industries, Ltd. (a)	3,795	15,379
Takuma Co., Ltd. (a)	2,000	11,678
The Japan Steel Works, Ltd. (a)	1,708	9,101
THK Co., Ltd. (a)	1,000	19,336

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Toshiba Machine Co., Ltd.	1,944	$9,553

		921,145

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd. (a)(b)	5,759	12,189
Mitsui OSK Lines, Ltd. (a)(b)	4,491	14,760
Nippon Yusen K.K. (a)	7,995	20,664

		47,613

MEDIA — 0.6%
CyberAgent, Inc. (a)	4	7,547
Dentsu, Inc. (a)	1,600	47,496
Jupiter Telecommunications Co.	8	10,509
Toho Co., Ltd.	1,352	28,185

		93,737

METALS & MINING — 2.1%
Daido Steel Co., Ltd. (a)	2,199	11,975
Dowa Holdings Co., Ltd.	1,767	13,832
JFE Holdings, Inc. (a)	2,847	53,506
Kobe Steel, Ltd. (a)(b)	12,645	14,660
Mitsubishi Materials Corp.	8,027	22,880
Mitsubishi Steel Manufacturing Co., Ltd.	4,000	8,509
Mitsui Mining & Smelting Co., Ltd.	5,839	14,967
Nippon Steel Corp.	44,755	111,864
Nisshin Steel Holdings Co., Ltd. (b)	500	3,951
Sumitomo Metal Mining Co., Ltd.	3,575	51,066
Toho Zinc Co., Ltd. (a)	4,000	16,124
Tokyo Steel Manufacturing Co., Ltd.	144	605
Topy Industries, Ltd.	5,000	11,700
Yodogawa Steel Works, Ltd. (a)	3,963	14,837

		350,476

MULTILINE RETAIL — 0.8%
Isetan Mitsukoshi Holdings, Ltd.	2,441	35,257
J Front Retailing Co., Ltd.	3,778	29,294
Marui Group Co., Ltd. (a)	2,616	27,128
Ryohin Keikaku Co., Ltd.	236	18,901
Takashimaya Co., Ltd.	2,332	23,216

		133,796

OFFICE ELECTRONICS — 2.1%
Brother Industries, Ltd. (a)	1,832	19,174
Canon, Inc. (a)	7,058	255,235
Konica Minolta Holdings, Inc. (a)	4,075	29,819
Ricoh Co., Ltd. (a)	3,555	37,962

		342,190

OIL, GAS & CONSUMABLE FUELS — 0.9%
Cosmo Oil Co., Ltd. (a)(b)	5,927	12,482
Inpex Corp.	8	42,544
JX Holdings, Inc.	14,500	80,350
TonenGeneral Sekiyu K.K.	1,547	15,203

		150,579

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Group, Inc. (a)(b)	800	12,474
OJI Paper Co., Ltd. (a)	5,839	21,550

		34,024

PERSONAL PRODUCTS — 1.0%
Kao Corp.	3,239	106,106
Mandom Corp. (a)	1,016	35,661
Shiseido Co., Ltd. (a)	1,832	25,857

		167,624

PHARMACEUTICALS — 5.7%
Astellas Pharma, Inc.	2,771	149,131
Chugai Pharmaceutical Co., Ltd.	1,616	36,662
Daiichi Sankyo Co., Ltd. (a)	4,051	78,202
Dainippon Sumitomo Pharma Co., Ltd. (a)	960	17,920
Eisai Co., Ltd. (a)	1,540	68,794
Hisamitsu Pharmaceutical Co., Inc.	404	22,086
Kissei Pharmaceutical Co., Ltd.	1,000	21,059
Kyowa Hakko Kirin Co., Ltd.	1,833	20,938
Mitsubishi Tanabe Pharma Corp.	2,000	30,738
Mochida Pharmaceutical Co., Ltd.	2,000	25,846
Nichi-iko Pharmaceutical Co., Ltd. (a)	200	4,550
Ono Pharmaceutical Co., Ltd. (a)	432	26,328
Otsuka Holdings Co., Ltd. (a)	1,500	52,648
Santen Pharmaceutical Co., Ltd.	956	45,248
Seikagaku Corp.	800	8,526
Shionogi & Co., Ltd. (a)	1,996	41,249
Taisho Pharmaceutical Holdings Co., Ltd.	300	21,761
Takeda Pharmaceutical Co., Ltd. (a)	4,655	249,039
Torii Pharmaceutical Co., Ltd.	200	4,869
Tsumura & Co.	100	3,696

		929,290

PROFESSIONAL SERVICES — 0.1%
Meitic Corp.	812	20,235

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.2%
Daikyo, Inc. (a)	4,256	14,802
Daito Trust Construction Co., Ltd. (a)	564	48,110
Daiwa House Industry Co., Ltd. (a)	4,363	84,457
Heiwa Real Estate Co., Ltd.	900	17,594
Leopalace21 Corp. (b)	1,044	4,419
Mitsubishi Estate Co., Ltd.	7,111	196,343
Mitsui Fudosan Co., Ltd. (a)	5,923	166,250
Sumitomo Realty & Development Co., Ltd.	1,843	70,470
Tokyo Tatemono Co., Ltd.	3,540	24,812
Tokyu Land Corp. (a)	5,664	52,833

		680,090

ROAD & RAIL — 4.7%
Central Japan Railway Co.	1,000	105,510
East Japan Railway Co.	2,200	180,642
Hankyu Hanshin Holdings, Inc. (a)	8,486	51,357
Keikyu Corp. (a)	4,355	45,625
Keisei Electric Railway Co., Ltd.	2,147	22,904
Kintetsu Corp. (a)	12,038	55,824
Nagoya Railroad Co., Ltd.	8,362	26,415
Nankai Electric Railway Co., Ltd.	6,111	25,544
Nippon Express Co., Ltd. (a)	7,555	36,883
Odakyu Electric Railway Co., Ltd. (a)	2,483	30,925
Sotetsu Holdings, Inc. (a)	8,254	30,288
Tobu Railway Co., Ltd. (a)	6,007	34,309
Tokyu Corp. (a)	6,391	48,194

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

West Japan Railway Co. (a)	1,400	$67,230

		761,650

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Advantest Corp. (a)	1,216	17,408
Dainippon Screen Manufacturing Co., Ltd. (b)	364	1,680
Disco Corp. (a)	384	21,728
Rohm Co., Ltd. (a)	576	21,136
Sanken Electric Co., Ltd. (a)	2,404	9,614
Shinko Electric Industries Co., Ltd. (a)	592	4,817
Sumco Corp.	1,046	12,127
Tokyo Electron, Ltd. (a)	1,040	46,071

		134,581

SOFTWARE — 0.7%
Konami Corp.	792	15,963
Nintendo Co., Ltd. (a)	648	69,680
NSD Co., Ltd.	832	9,415
Square Enix Holdings Co., Ltd. (a)	796	8,483
Trend Micro, Inc.	368	10,478

		114,019

SPECIALTY RETAIL — 1.5%
Aoyama Trading Co., Ltd.	984	24,773
Autobacs Seven Co., Ltd.	540	8,632
Fast Retailing Co., Ltd.	176	57,375
Hikari Tsushin, Inc.	184	9,423
Nitori Holding Co., Ltd.	210	16,082
Sanrio Co., Ltd. (a)	448	19,989
Shimachu Co., Ltd. (a)	984	24,574
Shimamura Co., Ltd.	232	27,439
USS Co., Ltd. (a)	200	23,506
Yamada Denki Co., Ltd. (a)	600	27,409

		239,202

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Asics Corp. (a)	2,064	34,598
Gunze, Ltd. (a)	4,223	10,959
Onward Holdings Co., Ltd.	1,580	14,183
The Japan Wool Textile Co., Ltd.	2,031	15,467
Toyobo Co., Ltd. (a)	8,302	14,128

		89,335

TOBACCO — 1.2%
Japan Tobacco, Inc.	6,000	191,449

TRADING COMPANIES & DISTRIBUTORS — 4.2%
Hanwa Co., Ltd.	2,207	7,958
Inaba Denki Sangyo Co., Ltd.	956	28,389
ITOCHU Corp. (a)	8,566	103,043
Iwatani Corp. (a)	6,451	29,847
Kanematsu Corp. (a)(b)	19,000	24,856
Marubeni Corp. (a)	10,402	77,777
Mitsubishi Corp. (a)	7,607	141,023
Mitsui & Co., Ltd. (a)	10,002	139,679
Sojitz Corp. (a)	8,428	12,998
Sumitomo Corp. (a)	6,375	79,874
Toyota Tsusho Corp.	1,039	26,953
Yamazen Corp.	2,800	18,405

		690,802

TRANSPORTATION INFRASTRUCTURE — 0.4%
Kamigumi Co., Ltd.	2,395	22,289
Mitsubishi Logistics Corp.	2,216	41,152

		63,441

WIRELESS TELECOMMUNICATION SERVICES — 3.0%
KDDI Corp. (a)	3,600	148,181
NTT DoCoMo, Inc. (a)	88	133,002
Softbank Corp. (a)	4,415	203,798

		484,981

TOTAL COMMON STOCKS —
(Cost $18,795,157)		16,236,163

SHORT TERM INVESTMENTS — 23.3%
UNITED STATES — 23.3%
MONEY MARKET FUNDS — 23.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,811,115	3,811,115
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)	13,549	13,549

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,824,664)		3,824,664

TOTAL INVESTMENTS — 122.4%
(Cost $22,619,821)		20,060,827
OTHER ASSETS & LIABILITIES — (22.4)%		(3,669,373)

NET ASSETS — 100.0%		$16,391,454

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
JAPAN — 98.9%
AIR FREIGHT & LOGISTICS — 0.3%
Kintetsu World Express, Inc. (a)	6,500	$237,476

AIRLINES — 0.0% (b)
Skymark Airlines, Inc. (c)	7,700	29,974

AUTO COMPONENTS — 5.1%
Ahresty Corp.	7,100	36,776
Exedy Corp.	4,700	109,377
FCC Co., Ltd. (a)	9,113	218,859
Futaba Industrial Co., Ltd. (a)(c)	12,794	57,969
Keihin Corp. (a)	9,341	129,554
Koito Manufacturing Co., Ltd. (a)	16,000	278,749
KYB Co., Ltd. (a)	25,902	126,728
Musashi Seimitsu Industry Co., Ltd.	16,252	362,135
Nifco, Inc. (a)	10,300	244,080
Nissan Shatai Co., Ltd. (a)	22,000	272,368
Nissin Kogyo Co., Ltd.	11,034	182,022
Press Kogyo Co., Ltd.	24,569	127,261
Showa Corp. (a)	14,639	156,012
Takata Corp. (a)	12,500	250,877
Tokai Rika Co., Ltd.	9,500	168,539
Topre Corp.	16,634	166,305
Toyo Tire & Rubber Co., Ltd. (a)	41,372	184,814
Toyota Boshoku Corp. (a)	8,800	123,548
TS Tech Co., Ltd.	11,100	316,047
Unipres Corp.	7,900	180,989

		3,693,009

BEVERAGES — 0.6%
Mikuni Coca-Cola Bottling Co., Ltd. (a)	26,345	270,119
Sapporo Holdings, Ltd.	41,000	172,251

		442,370

BIOTECHNOLOGY — 0.7%
3-D Matrix, Ltd. (c)	1,000	77,643
OncoTherapy Science, Inc. (a)(c)	81	253,889
Sosei Group Corp. (c)	5,300	184,897

		516,429

BUILDING PRODUCTS — 2.4%
Aica Kogyo Co., Ltd.	16,019	296,118
Bunka Shutter Co., Ltd.	46,577	234,817
Central Glass Co., Ltd. (a)	47,309	161,018
Nichias Corp.	26,000	153,478
Nitto Boseki Co., Ltd. (a)	54,020	206,267
Noritz Corp.	6,965	138,233
Sankyo Tateyama, Inc. (c)	11,400	229,891
Sanwa Holdings Corp.	58,910	302,633

		1,722,455

CAPITAL MARKETS — 2.4%
Jafco Co., Ltd. (a)	8,700	302,585
Matsui Securities Co., Ltd. (a)	16,100	169,528
Monex Group, Inc. (a)	893	359,973
Okasan Securities Group, Inc.	32,447	305,075
Tokai Tokyo Financial Holdings, Inc.	55,721	404,780
Toyo Securities Co., Ltd. (a)	45,457	190,009

		1,731,950

CHEMICALS — 4.7%
ADEKA Corp.	23,013	196,548
Asahi Organic Chemicals Industry Co., Ltd.	40,540	88,393
C. Uyemura & Co., Ltd.	2,076	77,281
Fujikura Kasei Co., Ltd.	20,038	82,053
Fujimi, Inc.	6,473	92,875
Ishihara Sangyo Kaisha, Ltd. (a)(c)	107,811	91,735
Japan Pure Chemical Co., Ltd.	109	256,212
Kureha Corp. (a)	29,000	103,021
Lintec Corp.	11,708	219,665
New Japan Chemical Co., Ltd. (a)(c)	6,800	18,732
Nippon Soda Co., Ltd.	31,065	145,049
Nippon Valqua Industries, Ltd.	37,025	93,330
NOF Corp.	43,731	213,957
Okamoto Industries, Inc.	59,841	201,761
Sumitomo Bakelite Co., Ltd. (a)	38,000	158,030
Taiyo Holdings Co., Ltd.	7,300	209,559
Toagosei Co., Ltd.	50,000	217,507
Tokai Carbon Co., Ltd.	38,542	132,409
Tokyo Ohka Kogyo Co., Ltd.	13,300	281,928
Toyo Ink Manufacturing Co., Ltd.	42,000	196,554
Zeon Corp.	28,000	290,066

		3,366,665

COMMERCIAL BANKS — 8.1%
Bank of the Ryukyus, Ltd. (a)	11,681	169,960
Kansai Urban Banking Corp.	99,000	130,568
Kiyo Holdings, Inc. (a)	175,754	278,529
North Pacific Bank, Ltd. (a)	60,200	202,972
The Aichi Bank, Ltd.	5,149	302,302
The Bank of Iwate, Ltd.	5,756	232,946
The Bank of Nagoya, Ltd.	35,000	158,583
The Bank of Okinawa, Ltd.	4,900	206,121
The Daishi Bank, Ltd.	57,000	232,802
The Fukushima Bank, Ltd. (a)	246,478	214,967
The Higo Bank, Ltd.	38,000	242,906
The Hokkoku Bank, Ltd. (a)	37,000	154,659
The Hyakugo Bank, Ltd.	55,000	274,356
The Hyakujushi Bank, Ltd.	46,000	189,832
The Juroku Bank, Ltd.	59,000	242,225
The Kagoshima Bank, Ltd. (a)	31,000	219,262
The Keiyo Bank, Ltd.	43,000	244,225
The Musashino Bank, Ltd.	11,300	443,491
The Nagano Bank, Ltd.	85,534	164,663
The Nanto Bank, Ltd.	43,000	204,893
The Shikoku Bank, Ltd.	62,000	190,576
The Shimizu Bank, Ltd.	4,900	146,708
The Taiko Bank, Ltd. (a)	60,000	160,817
The Tochigi Bank, Ltd.	31,846	124,647
The Tokyo Tomin Bank, Ltd. (a)	8,605	103,421
The Yachiyo Bank, Ltd.	7,000	231,919
Tomato Bank, Ltd.	98,872	181,928
TOMONY Holdings, Inc.	31,205	135,746

		5,786,024

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Aeon Delight Co., Ltd.	4,900	106,318
Daiseki Co., Ltd. (a)	15,793	265,904
Duskin Co., Ltd.	14,100	281,640

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Moshi Moshi Hotline, Inc. (a)	11,744	$165,755
Nissha Printing Co., Ltd. (a)(c)	11,000	194,565
Okamura Corp.	23,884	178,076
Pilot Corp.	131	356,272

		1,548,530

COMMUNICATIONS EQUIPMENT — 0.8%
Aiphone Co., Ltd.	7,006	116,469
Denki Kogyo Co., Ltd.	30,303	136,657
Hitachi Kokusai Electric, Inc. (a)	15,634	143,669
Icom, Inc. (a)	7,200	183,178

		579,973

COMPUTERS & PERIPHERALS — 0.8%
Eizo Nanao Corp.	7,300	127,801
Melco Holdings, Inc. (a)	4,000	68,964
Wacom Co., Ltd. (a)	101	401,228

		597,993

CONSTRUCTION & ENGINEERING — 3.8%
Chugai Ro Co., Ltd. (a)	45,522	118,138
Kandenko Co., Ltd.	26,000	120,294
Kinden Corp.	28,924	193,811
Kyowa Exeo Corp. (a)	24,776	263,518
Kyudenko Corp.	35,657	157,768
Maeda Corp. (a)	44,158	178,473
Maeda Road Construction Co., Ltd.	20,000	271,006
Mirait Holdings Corp.	20,100	207,157
Penta-Ocean Construction Co., Ltd. (a)	96,500	241,199
Sanki Engineering Co., Ltd.	18,196	95,218
SHO-BOND Holdings Co., Ltd. (a)	8,800	319,166
Taikisha, Ltd. (a)	9,900	224,177
Toda Corp. (a)	43,000	101,074
Tokyu Construction Co., Ltd. (a)(c)	47,482	106,054
Toyo Engineering Corp. (a)	27,000	117,454

		2,714,507

CONSUMER FINANCE — 1.1%
Acom Co., Ltd. (a)(c)	8,060	231,376
Aiful Corp. (a)(c)	19,300	128,297
J Trust Co., Ltd. (a)	6,900	244,751
Orient Corp. (a)(c)	63,500	200,590

		805,014

CONTAINERS & PACKAGING — 0.9%
FP Corp.	3,300	215,508
Fuji Seal International, Inc.	7,970	198,614
Taisei Lamick Co., Ltd. (a)	10,300	261,608

		675,730

DISTRIBUTORS — 0.4%
Canon Marketing Japan, Inc.	10,300	151,729
Jin Co., Ltd. (a)	2,100	114,135

		265,864

DIVERSIFIED FINANCIAL SERVICES — 1.2%
Century Tokyo Leasing Corp.	13,100	348,330
Fuyo General Lease Co., Ltd.	4,100	154,371
Japan Securities Finance Co., Ltd. (a)	19,919	153,386
Ricoh Leasing Co., Ltd.	6,567	178,948

		835,035

ELECTRIC UTILITIES — 0.3%
The Okinawa Electric Power Co., Inc.	5,700	194,304

ELECTRICAL EQUIPMENT — 1.3%
Daihen Corp.	31,971	92,492
Endo Lighting Corp. (a)	2,300	74,612
Futaba Corp.	12,800	135,460
Hitachi Cable, Ltd. (c)	43,000	67,230
Nippon Carbon Co., Ltd. (a)	34,000	77,388
Nippon Signal Co., Ltd. (a)	16,000	124,399
Sinfonia Technology Co., Ltd.	55,826	96,190
SWCC Showa Holdings Co., Ltd. (a)(c)	103,075	98,668
Tatsuta Electric Wire and Cable Co., Ltd. (a)	12,400	70,428
Toyo Tanso Co., Ltd. (a)	3,900	94,493

		931,360

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Alps Electric Co., Ltd. (a)	33,600	221,213
Amano Corp.	16,932	160,280
Daiwabo Holdings Co., Ltd. (a)	29,635	53,584
ESPEC Corp. (a)	11,531	86,341
Hakuto Co., Ltd.	17,211	164,934
Horiba, Ltd.	9,700	297,025
Hosiden Corp. (a)	20,095	116,697
Japan Cash Machine Co., Ltd.	17,624	191,573
Koa Corp.	14,091	135,335
Maruwa Co., Ltd. (a)	1,900	53,431
Nichicon Corp.	11,100	94,802
Nihon Dempa Kogyo Co., Ltd. (a)	4,795	48,705
Nippon Ceramic Co., Ltd.	6,023	105,700
Nippon Chemi-Con Corp. (a)(c)	23,432	61,060
Oki Electric Industry Co., Ltd. (a)(c)	140,000	174,218
Ryosan Co., Ltd. (a)	8,396	161,187
Ryoyo Electro Corp.	18,004	163,151
Star Micronics Co., Ltd. (a)	10,669	105,306
Taiyo Yuden Co., Ltd. (a)	23,600	298,200
Tokyo Electron Device, Ltd.	150	237,875
Topcon Corp. (a)	13,019	118,669

		3,049,286

ENERGY EQUIPMENT & SERVICES — 0.9%
Japan Drilling Co., Ltd. (a)	4,400	250,840
Modec, Inc.	8,700	256,133
Shinko Plantech Co., Ltd.	18,786	146,460

		653,433

FOOD & STAPLES RETAILING — 1.9%
Cawachi, Ltd.	6,935	151,284
Izumiya Co., Ltd.	30,933	161,870
Kato Sangyo Co., Ltd.	7,200	148,717
Matsumotokiyoshi Holdings Co., Ltd. (a)	9,100	263,457
Ministop Co., Ltd. (a)	8,894	144,260
Valor Co., Ltd.	9,900	187,323
Yokohama Reito Co., Ltd. (a)	36,280	333,010

		1,389,921

FOOD PRODUCTS — 3.0%
Ariake Japan Co., Ltd.	8,964	186,011

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Ezaki Glico Co., Ltd. (a)	16,000	$165,752
Fuji Oil Co., Ltd.	13,100	203,425
Fujicco Co., Ltd.	10,657	125,930
Hokuto Corp. (a)	9,921	184,660
Marudai Food Co., Ltd.	79,417	263,541
Maruha Nichiro Holdings, Inc.	91,000	169,379
Megmilk Snow Brand Co., Ltd. (a)	14,000	223,208
Mitsui Sugar Co., Ltd.	35,497	110,244
Morinaga Milk Industry Co., Ltd. (a)	42,000	128,207
Nakamuraya Co., Ltd. (a)	40,952	183,809
Nippon Suisan Kaisha, Ltd.	50,775	97,208
Riken Vitamin Co., Ltd.	4,880	118,600

		2,159,974

GAS UTILITIES — 0.3%
Shizuoka Gas Co., Ltd.	29,319	205,189

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Asahi Intecc Co., Ltd.	3,800	210,168
Fukuda Denshi Co., Ltd.	6,286	227,318
Nakanishi, Inc.	1,647	201,802
Nipro Corp. (a)	16,600	147,779
Paramount Bed Holdings Co., Ltd.	4,400	167,071

		954,138

HEALTH CARE PROVIDERS & SERVICES — 1.0%
Message Co., Ltd. (a)	58	156,690
Ship Healthcare Holdings, Inc. (a)	8,900	310,014
Toho Holdings Co., Ltd.	11,200	259,213

		725,917

HEALTH CARE TECHNOLOGY — 0.2%
Psc, Inc. (a)	4,100	165,055

HOTELS, RESTAURANTS & LEISURE — 3.3%
Accordia Golf Co., Ltd.	280	264,454
Doutor Nichires Holdings Co., Ltd. (a)	11,175	164,380
HIS Co., Ltd.	5,700	259,174
MOS Food Services, Inc.	13,814	286,947
Ohsho Food Service Corp.	7,300	227,494
PGM Holdings K. K. (a)	131	117,875
Round One Corp.	16,700	120,783
Tokyo Dome Corp.	44,085	250,856
Umenohana Co., Ltd. (a)	19,500	388,880
Zensho Co., Ltd. (a)	20,546	271,193

		2,352,036

HOUSEHOLD DURABLES — 2.7%
Arnest One Corp. (a)	14,100	277,891
Chofu Seisakusho Co., Ltd. (a)	10,100	227,739
Clarion Co., Ltd. (a)(c)	34,000	44,118
Foster Electric Co., Ltd. (a)	7,000	95,820
France Bed Holdings Co., Ltd.	114,734	252,605
Fujitsu General, Ltd. (a)	13,000	110,615
Funai Electric Co., Ltd. (a)	7,100	87,145
Haseko Corp. (a)(c)	213,000	194,831
JVC Kenwood Holdings, Inc. (a)	23,800	62,525
Misawa Homes Holdings, Inc.	14,066	218,126
Token Corp.	5,890	397,804

		1,969,219

HOUSEHOLD PRODUCTS — 0.4%
Pigeon Corp.	4,300	314,199

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd.	12,180	145,870

INTERNET & CATALOG RETAIL — 0.5%
Senshukai Co., Ltd.	23,824	194,859
Start Today Co., Ltd. (a)	10,400	128,756

		323,615

INTERNET SOFTWARE & SERVICES — 1.0%
GMO Internet, Inc. (a)	21,900	206,608
Internet Initiative Japan, Inc.	8,900	307,647
Zappallas, Inc.	213	232,891

		747,146

IT SERVICES — 1.7%
Digital Garage, Inc. (a)	37	119,831
Future Architect, Inc.	697	309,877
Ines Corp.	27,160	202,501
IT Holdings Corp.	14,137	186,899
NET One Systems Co., Ltd. (a)	16,700	146,005
SCSK Corp.	8,100	158,089
Transcosmos, Inc.	8,467	120,854

		1,244,056

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Fields Corp.	7,200	118,622
Heiwa Corp. (a)	13,700	274,670
Roland Corp. (a)	11,076	95,068
Tamron Co., Ltd. (a)	5,600	121,506
Tomy Co., Ltd. (a)	15,500	78,802
Universal Entertainment Corp. (a)	4,800	95,112

		783,780

LIFE SCIENCES TOOLS & SERVICES — 0.3%
EPS Corp. (a)	148	213,610

MACHINERY — 7.1%
Asahi Diamond Industrial Co., Ltd. (a)	15,242	148,335
CKD Corp. (a)	12,805	82,670
Daifuku Co., Ltd. (a)	22,181	181,893
Fuji Machine Manufacturing Co., Ltd.	14,442	118,123
Furukawa Co., Ltd. (a)	88,280	102,345
Hitachi Zosen Corp.	176,226	288,649
Hoshizaki Electric Co., Ltd.	7,400	215,184
Iseki & Co., Ltd.	28,000	96,192
Juki Corp. (a)(c)	33,450	51,232
Kitz Corp.	19,102	95,896
Komori Corp.	24,040	258,759
Kyokuto Kaihatsu Kogyo Co., Ltd. (a)	29,140	305,595
Makino Milling Machine Co., Ltd.	24,739	150,771
Meidensha Corp. (a)	31,000	93,640
Minebea Co., Ltd. (a)	53,000	178,696
Miura Co., Ltd.	6,500	164,539
Mori Seiki Co., Ltd. (a)	21,500	254,058
Nachi-Fujikoshi Corp. (a)	53,418	226,694
Namura Shipbuilding Co., Ltd.	15,500	88,364
Nippon Sharyo, Ltd.	22,970	102,366
Nippon Thompson Co., Ltd. (a)	16,511	81,133
Nitto Kohki Co., Ltd.	7,300	138,360
OKUMA Corp. (a)	19,192	141,868

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

OSG Corp.	15,600	$214,371
Ryobi, Ltd. (a)	25,723	61,831
Shima Seiki Manufacturing, Ltd.	13,600	307,237
Sintokogio, Ltd.	14,519	129,408
Tadano, Ltd. (a)	26,913	311,437
Toshiba Machine Co., Ltd.	30,009	147,460
Tsubakimoto Chain Co.	31,124	159,890
Tsugami Corp. (a)	14,000	80,706
Union Tool Co.	7,332	148,324

		5,126,026

MARINE — 0.3%
Iino Kaiun Kaisha, Ltd. (a)	26,306	193,616

MEDIA — 2.8%
Asatsu-DK, Inc. (a)	4,900	135,399
Avex Group Holdings, Inc.	11,592	321,425
Daiichikosho Co., Ltd.	11,581	310,773
Kadokawa Group Holdings, Inc. (a)	4,087	112,238
Shochiku Co., Ltd. (a)	28,243	289,579
SKY Perfect JSAT Holdings, Inc.	322	151,548
Tokyo Broadcasting System Holdings, Inc.	12,700	190,324
TV Asahi Corp.	17,800	344,754
Zenrin Co., Ltd.	9,724	132,280

		1,988,320

METALS & MINING — 2.6%
Aichi Steel Corp.	26,000	105,637
Asahi Holdings, Inc.	11,400	242,987
Godo Steel, Ltd. (a)	26,440	46,682
Kyoei Steel, Ltd. (a)	5,800	103,576
Maruichi Steel Tube, Ltd.	13,200	310,976
Nippon Denko Co., Ltd. (a)	34,000	112,104
Nippon Yakin Kogyo Co., Ltd. (a)(c)	23,000	29,355
Nisshin Steel Holdings Co., Ltd. (c)	29,800	235,497
OSAKA Titanium Technologies Co. (a)	5,600	112,512
Sanyo Special Steel Co., Ltd. (a)	29,750	105,052
Sumitomo Light Metal Industries, Ltd.	117,135	119,602
Toho Titanium Co., Ltd. (a)	8,400	68,169
Toho Zinc Co., Ltd. (a)	45,796	184,606
Tokyo Rope Manufacturing Co., Ltd. (a)(c)	41,654	49,620
Tokyo Steel Manufacturing Co., Ltd. (a)	14,600	61,338

		1,887,713

MULTILINE RETAIL — 0.8%
Izumi Co., Ltd.	10,900	265,950
Matsuya Co., Ltd. (a)(c)	8,508	138,723
Parco Co., Ltd. (a)	17,525	182,669

		587,342

OFFICE ELECTRONICS — 0.1%
Riso Kagaku Corp.	4,547	88,309

OIL, GAS & CONSUMABLE FUELS — 0.2%
Itochu Enex Co., Ltd.	29,104	171,801

PAPER & FOREST PRODUCTS — 0.8%
Daio Paper Corp.	22,940	140,783
Nippon Paper Group, Inc. (a)(c)	26,400	411,640

		552,423

PERSONAL PRODUCTS — 1.6%
Dr Ci:Labo Co., Ltd. (a)	39	117,058
Fancl Corp. (a)	10,200	111,308
Mandom Corp. (a)	8,845	310,450
Milbon Co., Ltd.	6,600	235,865
Pola Orbis Holdings, Inc.	5,200	165,314
Unihair Co., Ltd. (a)(c)	10,704	178,969

		1,118,964

PHARMACEUTICALS — 2.4%
Kaken Pharmaceutical Co., Ltd.	25,428	466,261
KYORIN Holdings, Inc.	14,900	364,180
Mochida Pharmaceutical Co., Ltd. (a)	23,483	303,466
Nichi-iko Pharmaceutical Co., Ltd.	7,765	176,657
Torii Pharmaceutical Co., Ltd.	8,400	204,505
Towa Pharmaceutical Co., Ltd.	3,300	175,144

		1,690,213

PROFESSIONAL SERVICES — 0.7%
Meitic Corp. (a)	8,744	217,902
Nihon M&A Center, Inc.	4,300	189,571
Pasona Group, Inc.	186	93,673

		501,146

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.9%
Daibiru Corp. (a)	17,126	200,368
Daikyo, Inc. (a)	43,352	150,778
Goldcrest Co., Ltd.	4,309	104,448
Heiwa Real Estate Co., Ltd.	19,600	383,161
K.K. daVinci Holdings (c)(d)	262	0
Kenedix, Inc. (a)(c)	941	508,432
Leopalace21 Corp. (c)	26,200	110,908
NTT Urban Development Corp.	294	348,035
Suruga Corp. (c)(d)	10,689	0
TOC Co., Ltd.	31,000	237,396

		2,043,526

ROAD & RAIL — 1.4%
Hamakyorex Co., Ltd.	4,800	199,106
Hitachi Transport System, Ltd.	12,800	204,212
Kobe Electric Railway Co., Ltd. (c)	41,500	134,626
Sankyu, Inc.	54,830	243,767
Seino Holdings Co., Ltd.	25,000	216,443

		998,154

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Dainippon Screen Manufacturing Co., Ltd. (a)(c)	39,000	180,026
Ferrotec Corp. (a)	8,200	30,089
Megachips Corp. (a)	8,800	136,465
Shinko Electric Industries Co., Ltd. (a)	20,200	164,359
Sumco Corp. (a)	22,100	256,211
Tokyo Seimitsu Co., Ltd.	13,200	274,474
Ulvac, Inc. (a)(c)	16,202	129,588

		1,171,212

SOFTWARE — 1.5%
Capcom Co., Ltd. (a)	10,700	167,977

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

DTS Corp. (a)	11,732	$192,164
Dwango Co., Ltd. (a)	51	205,584
Fuji Soft, Inc.	9,374	223,532
NSD Co., Ltd.	13,278	150,264
Square Enix Holdings Co., Ltd. (a)	13,300	141,742

		1,081,263

SPECIALTY RETAIL — 4.4%
ABC-Mart, Inc. (a)	4,900	186,838
Autobacs Seven Co., Ltd.	20,364	325,538
Bic Camera, Inc. (a)	378	176,698
Chiyoda Co., Ltd.	7,113	189,438
DCM Japan Holdings Co., Ltd.	20,100	172,096
EDION Corp. (a)	14,350	65,477
Geo Holdings Corp. (a)	131	165,109
Hikari Tsushin, Inc.	4,400	225,335
K’s Holdings Corp.	9,100	290,848
Kohnan Shoji Co., Ltd. (a)	12,600	163,363
Komeri Co., Ltd. (a)	6,630	195,826
Nishimatsuya Chain Co., Ltd.	11,666	94,921
Point, Inc. (a)	4,850	239,353
Shimachu Co., Ltd. (a)	13,000	324,654
United Arrows, Ltd.	4,829	166,154
Xebio Co., Ltd. (a)	7,161	155,604

		3,137,252

TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Atsugi Co., Ltd. (a)	160,470	189,451
Daidoh, Ltd. (a)	18,911	131,142
Gunze, Ltd. (a)	47,348	122,877
Onward Holdings Co., Ltd.	25,000	224,420
Sanyo Shokai, Ltd. (a)	49,516	154,310
Seiko Holdings Corp.	20,649	92,462
The Japan Wool Textile Co., Ltd.	27,170	206,910
Toyobo Co., Ltd. (a)	128,000	217,826
TSI Holdings Co., Ltd.	17,300	99,914
Unitika, Ltd. (c)	139,084	75,444

		1,514,756

TRADING COMPANIES & DISTRIBUTORS — 3.4%
Hanwa Co., Ltd.	57,032	205,636
Inaba Denki Sangyo Co., Ltd.	8,763	260,224
Inabata & Co., Ltd.	26,675	198,318
Iwatani Corp. (a)	85,422	395,220
Kanamoto Co., Ltd.	16,000	334,397
Kuroda Electric Co., Ltd. (a)	26,700	317,492
MonotaRO Co., Ltd. (a)	4,600	222,123
Nichiden Corp.	7,700	188,937
Okaya & Co., Ltd.	10,405	125,497
Trusco Nakayama Corp.	10,400	202,757

		2,450,601

TRANSPORTATION INFRASTRUCTURE — 1.0%
Japan Airport Terminal Co., Ltd. (a)	11,048	147,589
Mitsui-Soko Co., Ltd. (a)	40,686	250,122
The Sumitomo Warehouse Co., Ltd. (a)	47,563	324,270

		721,981

TOTAL COMMON STOCKS —
(Cost $79,685,695)		71,095,724

SHORT TERM INVESTMENTS — 19.0%
UNITED STATES — 19.0%
MONEY MARKET FUNDS — 19.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	13,629,687	13,629,687
State Street Institutional Liquid Reserves Fund 0.13% (f)(g)	3,041	3,041

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,632,728)		13,632,728

TOTAL INVESTMENTS — 117.9%
(Cost $93,318,423)		84,728,452
OTHER ASSETS & LIABILITIES — (17.9)%		(12,864,519)

NET ASSETS — 100.0%		$71,863,933

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 27.4%
APA Group	4,137,581	$25,709,254
ASX, Ltd.	19,518	736,412
Australia & New Zealand Banking Group, Ltd.	27,829	827,744
Bendigo and Adelaide Bank, Ltd. (a)	1,018,902	10,909,367
CFS Retail Property Trust Group (a)	9,092,227	19,052,986
Commonwealth Bank of Australia	11,845	839,855
Commonwealth Property Office Fund	598,684	692,815
CSR, Ltd.	4,131,431	8,872,877
David Jones, Ltd. (a)	3,580,966	11,162,670
DUET Group	3,790,169	9,088,310
Iluka Resources, Ltd. (a)	4,209,556	41,034,072
JB Hi-Fi, Ltd. (a)	730,066	11,234,279
Metcash, Ltd. (a)	6,392,403	27,590,604
Monadelphous Group, Ltd. (a)	28,284	669,366
National Australia Bank, Ltd.	1,477,123	47,492,797
OZ Minerals, Ltd. (a)	90,104	500,689
Sonic Healthcare, Ltd.	43,842	636,705
SP AusNet (a)	7,197,039	8,966,408
Spark Infrastructure Group	5,189,079	8,980,388
Stockland	10,699,123	40,713,436
Tatts Group, Ltd.	4,941,511	16,331,111
Telstra Corp., Ltd. (a)	5,028,166	23,641,927
UGL, Ltd. (a)	47,558	507,715
Westpac Banking Corp.	1,420,992	45,569,544

		361,761,331

BELGIUM — 2.4%
Belgacom SA	693,444	17,270,296
Telenet Group Holding NV	290,640	14,398,465

		31,668,761

BERMUDA — 2.9%
Seadrill, Ltd.	1,045,981	37,965,568

BRAZIL — 1.6%
Companhia Energetica de Minas Gerais ADR (a)	60,680	719,058
CPFL Energia SA ADR (a)	632,683	13,248,382
Oi SA ADR (a)	2,298,903	6,988,665
Vale SA Preference Shares ADR	29,346	485,090

		21,441,195

CANADA — 4.9%
Bell Aliant, Inc. (a)	378,287	10,031,057
Canadian Oil Sands, Ltd.	1,839,859	37,921,795
Cominar Real Estate Investment Trust	321,111	7,294,888
PetroBakken Energy, Ltd. (a)	1,160,011	10,082,088

		65,329,828

CHINA — 0.7%
Anta Sports Products, Ltd. (a)	645,000	551,719
Bank of China, Ltd.	1,555,000	721,146
Dongyue Group (a)	11,747,000	6,809,723
Soho China, Ltd. (a)	718,000	599,362

		8,681,950

CZECH REPUBLIC — 2.1%
CEZ AS (a)	656,959	19,270,989
Telefonica O2 Czech Republic AS (a)	533,030	8,050,328

		27,321,317

DENMARK — 1.4%
TDC A/S	2,441,859	18,797,120

FINLAND — 6.1%
Elisa Oyj (a)	535,761	9,968,689
Fortum Oyj (a)	2,061,827	41,620,123
Orion Oyj (Class B) (a)	21,590	568,059
Stora Enso Oyj	92,268	596,553
UPM-Kymmene Oyj (a)	2,542,366	28,418,781

		81,172,205

FRANCE — 3.7%
Fonciere Des Regions	74,708	5,859,556
France Telecom SA	3,419,644	34,646,271
Neopost SA (a)	141,688	8,503,034

		49,008,861

GERMANY — 1.8%
Freenet AG	505,814	12,311,564
ProSiebenSat.1 Media AG Preference Shares	21,394	765,096
RWE AG	303,859	11,344,632

		24,421,292

HONG KONG — 0.9%
BOC Hong Kong Holdings, Ltd.	181,000	603,905
Hang Seng Bank, Ltd. (a)	44,600	715,310
Shougang Fushan Resources Group, Ltd. (a)	1,636,000	729,204
Yuexiu Real Estate Investment Trust	17,190,000	9,765,724

		11,814,143

ISRAEL — 3.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	13,369,537	18,540,955
Israel Chemicals, Ltd.	2,145,382	27,745,189

		46,286,144

ITALY — 3.0%
Atlantia SpA	36,744	581,294
Terna Rete Elettrica Nationale SpA	9,488,071	39,353,108

		39,934,402

LUXEMBOURG — 1.7%
Millicom International Cellular SA	126,315	10,111,805
Oriflame Cosmetics SA SDR (a)	358,724	12,248,036

		22,359,841

NETHERLANDS — 3.2%
Corio NV	403,341	18,850,058
Koninklijke (Royal) KPN NV (a)	6,976,255	23,506,327

		42,356,385

NORWAY — 0.1%
Gjensidige Forsikring ASA	44,934	742,287

PORTUGAL — 1.3%
EDP — Energias de Portugal SA	5,776,422	17,816,833

SINGAPORE — 2.8%
Ascendas REIT	342,000	716,750

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Hutchison Port Holdings Trust	25,336,000	$21,535,600
Keppel Land, Ltd. (a)	225,000	714,573
Singapore Telecommunications, Ltd.	221,846	641,969
STX OSV Holdings, Ltd.	12,413,000	12,206,884
Suntec REIT (a)	485,000	703,692

		36,519,468

SOUTH AFRICA — 2.7%
African Bank Investments, Ltd. (a)	147,850	488,136
Kumba Iron Ore, Ltd. (a)	463,383	24,848,414
MMI Holdings, Ltd.	3,735,053	9,457,273
Vodacom Group, Ltd. (a)	54,189	649,126

		35,442,949

SOUTH KOREA — 0.1%
KT Corp. ADR (b)	41,880	661,684

SPAIN — 6.4%
Enagas	28,292	659,930
Ferrovial SA	2,458,463	39,082,552
Iberdrola SA	120	560
Indra Sistemas SA (a)	634,508	7,577,372
Red Electrica Corporacion SA	12,130	611,363
Repsol YPF SA	1,793,651	36,506,131

		84,437,908

SWEDEN — 3.2%
NCC AB (B Shares)	305,197	7,651,048
Skanska AB (Class B)	37,257	675,004
Tele2 AB (Class B)	1,946,932	33,956,027

		42,282,079

SWITZERLAND — 3.0%
Zurich Insurance Group AG (b)	142,560	39,774,383

TAIWAN — 0.0% (c)
Chunghwa Telecom Co., Ltd. ADR (a)	19,142	599,190

THAILAND — 3.3%
Shin Corp. PCL, NVDR	15,566,900	43,056,818

TURKEY — 4.1%
Eregli Demir ve Celik Fabrikalari TAS	463,393	599,248
Tupras-Turkiye Petrol Rafinerileri AS	1,041,692	31,662,371
Turk Telekomunikasyon AS	4,849,623	21,601,526

		53,863,145

UNITED KINGDOM — 5.3%
Admiral Group PLC	736,289	14,892,007
AstraZeneca PLC	813,095	40,737,101
BAE Systems PLC	130,136	779,157
British American Tobacco PLC	50	2,678
Carillion PLC	137,823	569,862
FirstGroup PLC	3,648,460	11,140,953
National Grid PLC	66,242	769,477
Scottish & Southern Energy PLC	29,594	666,865
Tui Travel PLC	145,968	721,677

		70,279,777

TOTAL COMMON STOCKS —
(Cost $1,300,010,929)		1,315,796,864

SHORT TERM INVESTMENTS — 6.8%
UNITED STATES — 6.8%
MONEY MARKET FUNDS — 6.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	89,608,833	89,608,833
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)	281,825	281,825

TOTAL SHORT TERM INVESTMENTS —
(Cost $89,890,658)		89,890,658

TOTAL INVESTMENTS — 106.4%
(Cost $1,389,901,587)		1,405,687,522
OTHER ASSETS & LIABILITIES — (6.4)%		(84,779,722)

NET ASSETS — 100.0%		$1,320,907,800

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 7.1%
ALS, Ltd./Queensland (a)	7,308	$79,770
Ansell, Ltd.	2,315	38,785
APA Group	17,976	111,696
Asciano Group	21,982	128,108
Bank of Queensland, Ltd. (a)	5,366	53,985
Bendigo and Adelaide Bank, Ltd. (a)	7,482	80,110
BGP Holdings PLC (b)(c)	31,422	0
Boral, Ltd.	16,456	84,237
Caltex Australia, Ltd.	4,373	97,336
Challenger Financial Services Group, Ltd. (a)	9,472	38,019
Cochlear, Ltd. (a)	1,771	125,645
Commonwealth Property Office Fund (a)	90,079	104,242
Computershare, Ltd.	8,227	87,486
Dexus Property Group	105,623	114,522
DUET Group	17,964	43,075
Echo Entertainment Group, Ltd.	16,121	58,488
Federation Centres Ltd.	24,434	60,118
Flight Centre Ltd. (a)	1,204	42,176
GrainCorp, Ltd.	3,702	45,079
Harvey Norman Holdings, Ltd. (a)	35,433	100,848
Iluka Resources, Ltd.	7,030	68,527
Lend Lease Group	12,503	132,957
Metcash, Ltd.	18,782	81,066
Mirvac Group	80,221	135,488
OZ Minerals, Ltd.	6,840	38,008
Qantas Airways, Ltd. (b)	24,226	45,083
REA Group Ltd.	1,179	34,060
Regis Resources, Ltd. (b)	6,250	27,106
Seek, Ltd. (a)	5,572	58,672
SP AusNet	28,973	36,096
Spark Infrastructure Group	20,307	35,144
TABCORP Holdings, Ltd.	15,115	50,899
Tatts Group, Ltd.	35,145	116,150
Toll Holdings, Ltd.	17,426	107,733
Treasury Wine Estates, Ltd.	10,860	64,423
Washington H Soul Pattinson & Co., Ltd.	2,348	34,026
Whitehaven Coal, Ltd.	10,195	22,533

		2,581,696

AUSTRIA — 0.6%
IMMOFINANZ AG (b)	24,429	92,696
Telekom Austria AG	13,053	85,802
Voestalpine AG	1,824	56,107

		234,605

BELGIUM — 0.6%
Ackermans & van haaren NV	489	41,386
Delhaize Group (a)	1,699	92,842
Sofina SA	387	35,035
Telenet Group Holding NV	1,249	61,876

		231,139

BERMUDA — 0.8%
Catlin Group, Ltd.	18,106	143,239
Hiscox, Ltd. (b)	15,278	127,594
Lancashire Holdings, Ltd.	2,769	34,015

		304,848

CANADA — 10.1%
Aimia, Inc.	7,097	107,578
Alamos Gold, Inc.	4,533	62,243
AltaGas, Ltd. (a)	1,752	60,202
Astral Media, Inc.	922	44,505
ATCO, Ltd. (Class I)	1,454	131,553
Boardwalk REIT	522	32,108
Bonavista Energy Corp. (a)	3,221	47,366
CAE, Inc.	5,073	49,584
Calloway REIT	1,148	33,086
Canadian REIT	731	32,350
Canadian Western Bank (a)	3,078	85,891
Detour Gold Corp. (b)	2,822	54,248
Dollarama, Inc. (a)	1,200	77,047
Dundee Real Estate Investment Trust	830	29,942
Emera, Inc.	2,588	89,413
Empire Co., Ltd.	1,538	100,141
Enerplus Corp. (a)	3,320	48,495
Ensign Energy Services, Inc.	2,122	36,176
Finning International, Inc.	5,586	139,162
First Capital Realty, Inc. (a)	1,879	35,048
First Majestic Silver Corp. (b)	3,765	60,962
Gibson Energy, Inc. (a)	1,712	44,285
Gildan Activewear, Inc.	3,833	152,913
H&R REIT	1,564	36,008
IAMGOLD Corp.	6,273	45,259
Industrial Alliance Insurance & Financial Services, Inc.	2,023	74,393
Inmet Mining Corp.	1,892	125,984
Keyera Corp. (a)	2,394	134,528
Lions Gate Entertainment Corp. (a)(b)	1,670	39,696
Lundin Mining Corp. (a)(b)	13,158	57,504
Methanex Corp.	2,038	83,029
New Gold, Inc. (b)	7,748	70,468
Onex Corp.	3,473	165,591
Open Text Corp. (b)	1,026	60,634
Osisko Mining Corp. (b)	6,550	38,876
Pan American Silver Corp.	2,436	40,043
Pengrowth Energy Corp. (a)	8,527	43,476
PetroBakken Energy, Ltd. (a)	4,292	37,303
Peyto Exploration & Development Corp. (a)	6,500	172,361
Precision Drilling Corp. (a)	9,921	91,696
Progressive Waste Solutions, Ltd. (a)	4,020	85,113
Quebecor, Inc. (Class B)	939	39,789
Research In Motion, Ltd. (a)(b)	7,010	104,120
Ritchie Bros Auctioneers, Inc. (a)	1,568	34,140
ShawCor, Ltd. (Class A)	1,014	42,987
Tahoe Resources, Inc. (b)	1,384	24,344
The Jean Coutu Group Pjc, Inc.	2,296	35,775
Tourmaline Oil Corp. (b)	2,348	90,781
TransAlta Corp. (a)	4,260	62,268
Trilogy Energy Corp.	1,252	36,108
Veresen, Inc. (a)	6,646	84,780
Vermilion Energy, Inc. (a)	2,014	104,273
West Fraser Timber Co., Ltd.	554	49,077

		3,664,702

CHINA — 0.5%
ENN Energy Holdings, Ltd.	22,000	121,866

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Techtronic Industries Co., Ltd.	23,500	$57,216

		179,082

DENMARK — 1.3%
Chr Hansen Holding A/S	1,728	64,233
DSV A/S (a)	5,708	138,140
FLSmidth & Co. A/S (a)	816	49,490
GN Store Nord A/S	3,286	58,582
Jyske Bank A/S (b)	1,220	41,609
Topdanmark A/S (b)	1,680	40,282
Tryg A/S	535	43,257
William Demant Holding (a)(b)	230	19,306

		454,899

FINLAND — 1.2%
Elisa Oyj (a)	6,928	128,906
Kesko Oyj (Class B)	856	26,787
Neste Oil Oyj (a)	2,798	39,522
Orion Oyj (Class B) (a)	3,679	96,799
Outotec Oyj (a)	2,908	42,681
Pohjola Bank PLC (a)	4,258	62,004
YIT Oyj	1,143	23,851

		420,550

FRANCE — 3.5%
Alcatel-Lucent (b)	50,149	67,680
Atos Origin SA	1,179	81,284
bioMerieux	310	29,286
Compagnie Generale de Geophysique-Veritas (b)	3,356	75,717
Eiffage SA	849	35,988
Eramet	211	22,873
Euler Hermes SA	244	22,518
Eurazeo	550	27,932
Faurecia	1,027	16,353
Financiere de L’Odet	50	37,127
Fonciere Des Regions	802	62,903
Groupe Eurotunnel SA	12,128	96,774
ICADE (a)	391	34,252
Imerys SA	697	45,458
Ingenico SA	875	51,921
JCDecaux SA	1,147	31,490
Lagardere SCA	2,290	84,468
Orpea	619	25,821
Peugeot SA (a)(b)	4,064	29,485
Sa des Ciments Vicat	379	23,669
SCOR SE	3,897	112,093
SEB SA	446	30,892
Valeo SA	2,460	133,352
Vilmorin & Cie	115	13,856
Wendel	852	90,325

		1,283,517

GERMANY — 2.8%
Aurubis AG	578	36,799
Axel Springer AG	697	30,256
Bilfinger SE	1,824	189,788
Celesio AG	457	8,597
Deutsche Wohnen AG	2,486	45,266
Hochtief AG (b)	605	39,419
MTU Aero Engines Holding AG	953	90,496
Rational AG	56	16,852
Rhoen-Klinikum AG	5,678	120,705
Salzgitter AG	802	32,250
SGL Carbon AG	1,724	67,974
Sky Deutschland AG (b)	9,574	52,876
Software AG	1,203	46,590
Symrise AG	2,424	96,212
United Internet AG	2,620	63,822
Wacker Chemie AG (a)	330	23,658
Wirecard AG	1,777	49,174

		1,010,734

GREECE — 0.1%
OPAP SA	6,053	47,880

HONG KONG — 2.2%
ASM Pacific Technology, Ltd. (a)	2,800	30,768
Champion REIT (a)	66,000	34,264
Chinese Estates Holdings, Ltd.	19,623	31,851
Esprit Holdings, Ltd. (a)	65,016	78,227
First Pacific Co., Ltd.	50,000	67,760
Fosun International	57,000	38,770
Hopewell Holdings	32,500	131,672
Hysan Development Co., Ltd.	29,827	150,621
PCCW, Ltd.	100,000	46,376
Television Broadcasts, Ltd.	6,400	48,478
VTech Holdings, Ltd. (a)	2,300	28,044
Wing Hang Bank, Ltd.	4,085	43,415
Yue Yuen Industrial Holdings, Ltd.	23,000	74,962

		805,208

IRELAND — 1.4%
DCC PLC	1,143	40,289
Dragon Oil PLC	8,117	79,840
Glanbia PLC	2,893	34,404
James Hardie Industries Plc	9,451	98,630
Paddy Power PLC	1,787	161,546
The Governor & Co. of the Bank of Ireland (b)	432,712	85,569

		500,278

ISRAEL — 0.7%
Bank Hapoalim BM (b)	17,856	80,970
Bank Leumi Le-Israel BM (b)	20,947	73,892
Bezeq The Israeli Telecommunication Corp., Ltd.	31,935	44,288
Mellanox Technologies, Ltd. (b)	512	28,317
The Israel Corp., Ltd.	58	44,048

		271,515

ITALY — 1.7%
Banca Monte dei Paschi di Siena SpA (b)	123,216	29,271
Banco Popolare Societa Cooperativa (b)	70,097	88,526
Davide Campari-Milano SpA	6,622	51,615
Finmeccanica SpA (a)(b)	13,291	64,001
Lottomatica Group SpA	1,502	35,353
Mediaset SpA	35,272	72,151
Mediobanca SpA	8,476	43,210
Mediolanum SpA	2,630	14,475
Prysmian SpA	4,667	96,186
Salvatore Ferragamo Italia SpA	1,396	38,684

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

UBI Banca ScPA	27,232	$100,500

		633,972

JAPAN — 30.2%
Advance Residence Investment Corp.	41	112,464
Advantest Corp. (a)	4,300	61,559
Aozora Bank, Ltd. (a)	24,000	67,390
Asics Corp. (a)	5,900	98,898
Brother Industries, Ltd. (a)	2,800	29,304
Casio Computer Co., Ltd. (a)(b)	4,800	37,013
Credit Saison Co., Ltd. (a)	7,500	186,981
Daicel Chemical Industries, Ltd.	24,000	190,428
Daido Steel Co., Ltd. (a)	24,000	130,696
Dainippon Sumitomo Pharma Co., Ltd. (a)	3,000	55,999
DeNA Co., Ltd. (a)	1,700	46,198
Dowa Holdings Co., Ltd. (a)	24,000	187,875
Electric Power Development Co., Ltd. (a)	3,000	79,036
Fukuoka Financial Group, Inc.	43,000	220,900
Gree, Inc. (a)	1,600	19,792
Hirose Electric Co., Ltd. (a)	2,000	270,368
Hitachi Construction Machinery Co., Ltd. (a)	2,300	49,611
Hokuhoku Financial Group, Inc.	67,000	135,397
Hokuriku Electric Power Co. (a)	4,500	55,472
Ibiden Co., Ltd. (a)	2,300	35,863
Idemitsu Kosan Co., Ltd. (a)	1,800	155,456
IHI Corp. (a)	24,000	73,006
Isetan Mitsukoshi Holdings, Ltd.	14,500	209,434
J Front Retailing Co., Ltd.	28,000	217,103
Japan Prime Realty Investment Corp.	13	51,643
Japan Retail Fund Investment Corp.	59	145,712
JSR Corp.	2,800	56,941
JTEKT Corp.	2,300	21,821
Kajima Corp. (a)	51,000	138,864
Kawasaki Heavy Industries, Ltd. (a)	25,000	78,441
Keihan Electric Railway Co., Ltd. (a)	24,000	106,701
Keisei Electric Railway Co., Ltd.	24,000	256,031
Kewpie Corp.	2,100	29,974
Kobe Steel, Ltd. (a)(b)	53,000	61,444
Konami Corp. (a)	3,500	70,543
Konica Minolta Holdings, Inc. (a)	10,000	73,176
Kuraray Co., Ltd. (a)	5,900	88,042
Kurita Water Industries, Ltd. (a)	4,300	94,214
Kyushu Electric Power Co., Inc. (a)(b)	8,100	84,170
Marui Group Co., Ltd. (a)	21,900	227,106
Mazda Motor Corp. (b)	51,000	152,425
Medipal Holdings Corp.	9,500	134,487
MISUMI Group, Inc. (a)	1,400	38,626
Mitsubishi Gas Chemical Co., Inc. (a)	24,000	158,519
Mitsubishi Materials Corp.	30,000	85,514
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,900	52,332
Mitsui Chemicals, Inc. (a)	24,000	52,329
Mitsui OSK Lines, Ltd. (a)(b)	24,000	78,877
Nabtesco Corp. (a)	1,900	39,103
Nagoya Railroad Co., Ltd.	24,000	75,814
Namco Bandai Holdings, Inc.	8,800	155,839
Nankai Electric Railway Co., Ltd.	24,000	100,319
NEC Corp. (a)	44,000	114,656
NHK Spring Co., Ltd. (a)	4,100	42,779
Nippon Electric Glass Co., Ltd. (a)	24,000	122,017
Nippon Express Co., Ltd. (a)	24,000	117,167
Nippon Yusen K.K. (a)	29,000	74,952
Nissin Foods Holding Co., Ltd. (a)	1,400	65,295
NOK Corp. (a)	2,000	28,717
Obayashi Corp. (a)	42,000	201,021
Omron Corp.	3,500	86,365
Park24 Co., Ltd.	1,800	35,303
Rinnai Corp.	1,100	79,207
Rohm Co., Ltd. (a)	1,600	58,711
Sankyo Co., Ltd.	1,800	85,290
Sanrio Co., Ltd. (a)	1,800	80,313
Santen Pharmaceutical Co., Ltd.	2,000	94,661
Seven Bank, Ltd. (a)	12,700	41,199
Sharp Corp. (a)(b)	24,000	69,432
Shikoku Electric Power Co., Inc. (a)(b)	3,500	50,925
Shimadzu Corp. (a)	24,000	171,283
Shimizu Corp. (a)	28,000	91,130
Shinsei Bank, Ltd. (a)	78,000	175,877
Showa Denko K.K. (a)	67,000	100,479
Showa Shell Sekiyu K.K.	16,000	118,443
Stanley Electric Co., Ltd.	7,300	128,655
Sumitomo Chemical Co., Ltd. (a)	28,000	87,258
Sumitomo Heavy Industries, Ltd. (a)	24,000	97,256
Sumitomo Rubber Industries, Inc.	3,400	57,968
Suzuken Co., Ltd.	2,300	85,620
Sysmex Corp. (a)	1,700	104,690
Taiheiyo Cement Corp. (a)	24,000	56,414
Taisei Corp.	52,000	143,246
Taiyo Nippon Sanso Corp. (a)	24,000	162,859
Takashimaya Co., Ltd. (a)	24,000	238,928
The Bank of Kyoto, Ltd. (a)	24,000	234,333
The Gunma Bank, Ltd. (a)	28,000	168,560
The Hachijuni Bank, Ltd.	27,000	163,401
The Hiroshima Bank, Ltd. (a)	24,000	117,422
The Japan Steel Works, Ltd. (a)	24,000	127,888
The Joyo Bank, Ltd. (a)	43,000	241,023
The Tokyo Electric Power Co., Inc. (a)(b)	27,400	74,314
THK Co., Ltd. (a)	6,400	123,752
Toho Co., Ltd.	2,500	52,117
Toho Gas Co., Ltd. (a)	24,000	156,477
Tohoku Electric Power Co., Inc. (b)	8,300	67,092
Toppan Printing Co., Ltd. (a)	24,000	172,559
Toyo Seikan Group Holdings, Ltd.	2,300	32,389
Trend Micro, Inc. (a)	2,300	65,487
Tsumura & Co. (a)	1,100	40,656
Ube Industries, Ltd. (a)	51,000	100,351
United Urban Investment Corp. (a)	75	121,729
UNY Group Holdings Co., Ltd.	4,000	31,610
Yamaha Corp.	9,500	94,374
Yamaha Motor Co., Ltd. (a)	5,300	72,719
Yokogawa Electric Corp. (a)	3,800	38,234

		10,999,853

LUXEMBOURG — 0.2%
Oriflame Cosmetics SA SDR	2,202	75,184

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

NETHERLANDS — 1.5%
Corio NV	1,617	$75,570
Delta Lloyd NV	2,365	40,634
Koninklijke Boskalis Westminster NV	3,336	132,753
Nutreco NV	805	74,003
QIAGEN NV (b)	5,136	107,237
Royal Imtech NV	2,122	24,058
SBM Offshore NV (b)	4,776	79,175

		533,430

NEW ZEALAND — 0.8%
Auckland International Airport, Ltd.	17,303	42,702
Contact Energy, Ltd.	10,025	47,885
Fletcher Building, Ltd.	23,625	169,667
Telecom Corporation of New Zealand, Ltd.	15,947	31,271

		291,525

NORWAY — 1.3%
Aker Solutions ASA	3,328	61,967
Fred Olsen Energy ASA	685	29,361
Golar LNG, Ltd.	930	34,373
Marine Harvest (b)	58,578	54,385
Petroleum Geo-Services ASA	4,754	73,358
Schibsted ASA	1,353	60,314
TGS Nopec Geophysical Co. ASA	4,355	164,269

		478,027

PORTUGAL — 0.3%
Banco Espirito Santo SA (b)	37,921	38,907
Portugal Telecom SGPS SA (a)	12,682	62,925

		101,832

SINGAPORE — 2.2%
Ascendas REIT	40,000	83,830
CapitaCommercial Trust (a)	22,000	28,107
ComfortDelGro Corp., Ltd.	79,000	121,627
Flextronics International, Ltd. (a)(b)	18,372	124,195
Keppel Land, Ltd. (a)	24,096	76,526
Mapletree Logistics Trust	31,000	30,360
Neptune Orient Lines, Ltd. (a)(b)	33,000	31,521
Olam International, Ltd. (a)	33,736	46,773
SATS Ltd.	14,000	34,306
StarHub, Ltd.	24,000	84,153
Suntec REIT (a)	46,000	66,742
UOL Group, Ltd.	11,000	61,889

		790,029

SOUTH KOREA — 5.9%
BS Financial Group, Inc.	4,410	60,644
Celltrion, Inc.	1,205	58,376
Cheil Communications, Inc. (b)	1,730	37,396
Cheil Industries, Inc.	1,734	136,837
CJ CheilJedang Corp.	114	35,708
CJ Corp.	491	65,755
Coway Co., Ltd. (b)	830	36,517
Daelim Industrial Co., Ltd.	837	68,985
Daewoo Engineering & Construction Co., Ltd. (b)	5,222	42,993
Daewoo International Corp.	1,259	42,830
Daewoo Securities Co., Ltd. (b)	5,739	59,577
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,240	55,366
Dongbu Insurance Co., Ltd. (b)	1,970	80,741
Doosan Corp.	491	57,149
Doosan Infracore Co., Ltd. (b)	2,490	35,360
GS Engineering & Construction Corp.	914	45,429
Hanwha Chemical Corp.	1,830	32,320
Hanwha Corp.	2,788	84,572
Hyundai Department Store Co., Ltd.	250	37,412
Hyundai Marine & Fire Insurance Co., Ltd. (b)	1,190	33,959
Hyundai Merchant Marine Co., Ltd. (b)	2,226	29,311
Hyundai Mipo Dockyard Co., Ltd.	277	29,005
Hyundai Wia Corp.	258	38,030
Kangwon Land, Inc.	2,080	58,702
KCC Corp.	149	40,913
Korea Exchange Bank	3,990	26,861
Korea Gas Corp.	501	32,061
Korea Kumho Petrochemical Co., Ltd.	568	53,859
Korean Air Lines Co., Ltd. (b)	735	27,019
LG Uplus Corp. (b)	4,670	34,251
Lotte Confectionery Co., Ltd.	22	36,205
LS Uplus Corp.	582	46,137
Mando Corp.	226	23,766
NCSoft Corp.	276	38,947
Neo Holdings Co., Ltd. (b)(c)	491	0
OCI Co., Ltd.	315	45,158
ORION Corp.	183	178,131
S1 Corp/Korea	531	30,258
Samsung Card Co., Ltd.	820	29,149
Samsung Securities Co., Ltd. (b)	1,603	78,090
Samsung Techwin Co., Ltd.	1,109	65,587
Shinsegae Co., Ltd.	162	32,907
SK C&C Co., Ltd.	392	34,035
SK Networks Co., Ltd.	1,580	11,006
Woori Investment & Securities Co., Ltd. (b)	2,690	28,409

		2,155,723

SPAIN — 1.6%
Acciona SA	563	30,747
Acerinox SA (a)	2,863	29,411
Bankia SA (a)(b)	18,474	3,914
Bankinter SA	6,184	29,953
Distribuidora Internacional de Alimentacion SA	21,100	146,202
Ebro Puleva SA	2,183	43,449
Enagas	4,168	97,221
Gestevision Telecinco SA	2,979	21,426
International Consolidated Airlines Group SA (b)	10,622	40,838
Obrascon Huarte Lain SA	917	30,192
Prosegur Cia de Seguridad SA	4,566	25,212
Tecnicas Reunidas SA	539	25,301
Viscofan SA	759	39,867
Zardoya Otis SA	2,523	33,791

		597,524

SWEDEN — 2.3%
Boliden AB	5,414	87,347

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Castellum AB (a)	6,837	$97,581
Elekta AB (Class B)	7,783	118,445
Great Portland Estates PLC	5,336	40,180
Hakon Invest AB	917	23,637
Holmen AB	344	10,253
Hufvudstaden AB (a)	2,570	32,333
Husqvarna AB (Class B)	7,430	43,949
Lundbergforetagen AB	692	27,608
Meda AB (Class A)	4,443	52,787
Modern Times Group AB (Class B)	2,509	100,059
Ratos AB (Class B)	3,206	33,948
Securitas AB (Class B)	6,472	61,067
SSAB AB, (Series A)	5,645	43,115
SSAB AB	687	4,520
Trelleborg AB (Class B)	4,089	56,222

		833,051

SWITZERLAND — 4.3%
Aryzta AG (b)	2,171	128,501
Baloise Holding AG	1,539	144,482
Banque Cantonale Vaudoise	95	53,171
Barry Callebaut AG (b)	32	30,937
Basellandschaftliche Kantonalbank	14	15,819
Clariant AG (b)	6,956	96,963
DKSH Holding AG (b)	472	42,368
Dufry Group (b)	352	43,789
EMS-Chemie Holding AG	178	53,666
Flughafen Zuerich AG	207	96,565
Galenica AG	166	100,359
GAM Holding AG (b)	4,704	79,729
Helvetia Holding AG	92	37,161
Lonza Group AG (b)	1,155	75,134
OC Oerlikon Corp. AG (b)	2,845	33,799
Panalpina Welttransport Holding AG	439	38,803
Pargesa Holding SA	477	32,465
PSP Swiss Property AG (b)	803	73,351
Sika AG	22	53,574
Sulzer AG	516	88,384
Swiss Life Holding AG (b)	472	70,131
Swiss Prime Site AG (b)	2,051	166,449

		1,555,600

UNITED KINGDOM — 13.8%
3i Group PLC	20,896	100,265
Afren PLC (b)	18,489	39,810
African Barrick Gold, Ltd.	1,031	3,023
Alent PLC (b)	6,075	34,832
Amlin PLC	12,042	77,438
Ashmore Group PLC	4,638	24,649
Ashtead Group PLC	8,547	76,117
Balfour Beatty PLC	14,989	53,441
Barratt Developments PLC (b)	16,575	68,986
Berkeley Group Holdings PLC	4,418	136,921
Booker Group PLC	24,449	45,106
Cairn Energy PLC (b)	10,213	42,414
Capital & Counties Properties PLC	9,621	39,780
Cobham PLC	23,542	86,866
Daily Mail & General Trust PLC	6,178	66,558
Derwent London PLC	1,914	62,544
Direct Line Insurance Group PLC	11,460	35,464
Drax Group PLC	8,746	81,210
DS Smith PLC	15,721	52,231
easyJet PLC (a)	4,250	69,697
Halma PLC	6,423	50,521
Hargreaves Lansdown PLC	4,556	60,049
Hikma Pharmaceuticals PLC	3,008	47,228
ICAP PLC	9,206	40,595
IG Group Holdings PLC	6,868	55,689
Imagination Technologies Group PLC (b)	3,449	25,830
IMI PLC	7,168	140,951
Inchcape PLC	19,681	150,170
Informa PLC	22,797	182,254
Inmarsat PLC	15,086	160,924
Intu Properties PLC	10,228	51,919
Invensys PLC	19,152	102,017
Investec PLC	21,123	147,221
Jardine Lloyd Thompson Group PLC	2,862	36,983
John Wood Group PLC	7,708	101,417
Ladbrokes PLC	15,439	52,935
London Stock Exchange Group PLC	4,969	98,540
Lonmin PLC (a)(b)	3,671	16,215
Man Group PLC	30,954	41,902
Meggitt PLC	13,115	97,780
Melrose Industries PLC	21,227	85,576
Mondi PLC	6,500	88,237
Ophir Energy PLC (b)	7,459	52,451
Pennon Group PLC	7,919	74,913
Persimmon PLC	5,098	82,752
Premier Oil PLC (b)	9,797	57,824
Provident Financial PLC	5,166	122,685
PZ Cussons PLC	6,925	42,419
Rentokil Initial PLC	34,864	53,045
Resolution, Ltd.	23,341	96,580
Rightmove PLC	2,272	61,443
Rotork PLC	1,466	64,645
Segro PLC	14,850	57,342
Serco Group PLC	10,877	103,557
Shaftesbury PLC	4,297	37,942
Spectris PLC	2,555	95,284
Spirax-Sarco Engineering PLC	1,322	53,939
St. James’s Place PLC	4,506	34,758
Stagecoach Group PLC	17,787	83,889
TalkTalk Telecom Group PLC	10,974	45,391
Tate & Lyle PLC	11,065	142,814
Taylor Wimpey PLC	54,640	75,418
Telecity Group PLC	3,406	46,728
Travis Perkins PLC	5,452	120,371
Tui Travel PLC	31,474	155,610
United Business Media PLC	4,161	44,512
Vedanta Resources PLC	1,936	29,544
Vesuvius PLC	4,720	25,271
William Hill PLC	24,212	135,993

		5,029,425

TOTAL COMMON STOCKS —
(Cost $33,229,618)		36,065,828

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (d)
UNITED KINGDOM — 0.0% (d)
William Hill PLC (expiring 4/4/13) (b) (Cost $0)	5,155	$9,706

PREFERRED STOCK — 0.1%
GERMANY — 0.1%
Fuchs Petrolub AG Preference Shares (Cost $39,340)	607	51,116

SHORT TERM INVESTMENTS — 14.5%
UNITED STATES — 14.5%
MONEY MARKET FUNDS — 14.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,267,899	5,267,899
State Street Institutional Liquid Reserves Fund 0.13% (f)(g)	13,651	13,651

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,281,550)		5,281,550

TOTAL INVESTMENTS — 113.6%
(Cost $38,550,508)		41,408,200
OTHER ASSETS & LIABILITIES — (13.6)%		(4,972,928)

NET ASSETS — 100.0%		$36,435,272

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
BRAZIL — 7.3%
Aliansce Shopping Centers SA	143,175	$1,704,168
American Banknote SA	115,811	2,240,002
Arezzo Industria e Comercio SA	65,144	1,314,608
B2W Companhia Global do Varejo (a)	145,100	1,072,229
Banco ABC Brasil SA Preference Shares	84,930	688,673
Banco Panamericano SA Preference Shares (a)	222,000	777,306
Brasil Brokers Participacoes SA	370,709	1,323,731
Brasil Insurance Participacoes e Administracao SA	100,052	1,111,496
Brookfield Incorporacoes SA	484,833	603,532
Centrais Eletricas de Santa Catarina SA Preference Shares	63,730	755,398
Cia Energetica do Ceara Preference Shares	52,073	1,291,269
Contax Participacoes SA Preference Shares	96,037	1,257,409
Cremer SA	110,419	704,785
Cyrela Commercial Properties SA Empreendimentos e Participacoes	28,408	349,544
Direcional Engenharia SA	78,669	565,725
Eletropaulo Metropolitana SA Preference Shares	147,380	722,884
Equatorial Energia SA	69,977	704,507
Estacio Participacoes SA	99,861	2,174,175
Eternit SA	214,275	946,855
Even Construtora e Incorporadora SA	410,072	1,993,060
Ez Tec Empreendimentos e Participacoes SA	181,422	2,441,034
Ferbasa-Ferro Ligas DA Bahia Preference Shares	137,828	799,756
Fleury SA	93,547	886,130
Gafisa SA (a)	681,626	1,365,720
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	136,163	796,847
Grendene SA	119,916	1,278,049
Helbor Empreendimentos SA	91,784	614,518
HRT Participacoes em Petroleo SA (a)	390,192	644,402
Iguatemi Empresa de Shopping Centers SA	129,160	1,633,437
International Meal Co. Holdings SA	117,825	1,490,087
Iochpe-Maxion SA	132,022	1,738,381
JHSF Participacoes SA	162,415	620,227
Kroton Educacional SA	280,946	3,615,716
LLX Logistica SA (a)	529,133	551,085
Log-in Logistica Intermodal SA (a)	97,156	452,930
LPS Brasil Consultoria de I moveis SA	60,492	1,076,727
Magazine Luiza SA	99,018	449,825
Magnesita Refratarios SA	400,404	1,429,766
Mahle-Metal Leve SA	43,699	606,825
Marfrig Alimentos SA (a)	186,502	780,657
Mills Estruturas e Servicos de Engenharia SA	146,946	2,375,798
MMX Mineracao e Metalicos SA (a)	411,536	451,060
OSX Brasil SA (a)	78,005	161,708
Paranapanema SA (a)	268,645	739,445
PDG Realty SA Empreendimentos e Participacoes	1,813,004	2,796,361
QGEP Participacoes SA	109,449	650,826
Randon SA Implementos e Participacoes Preference Shares	568,345	3,551,540
Refinaria de Petroleos de Manguinhos SA (a)	750,927	100,553
Restoque Comercio e Confeccoes de Roupas SA	137,924	637,514
Rossi Residencial SA	451,100	689,061
Sao Martinho SA	120,422	1,699,113
Saraiva SA Livreiros Editores Preference Shares	63,100	879,366
SLC Agricola SA	113,316	1,047,541
Sonae Sierra Brasil SA	31,762	438,699
Suzano Papel e Celulose SA (a)	408,148	1,568,749
Tecnisa SA	166,151	696,296
Tegma Gestao Logistica SA	35,200	558,633
Tempo Participacoes SA (a)	451,635	783,952
Vanguarda Agro SA (a)	2,648,700	564,853

		65,964,543

CHILE — 2.8%
Administradora de Fondos de Pensiones Provida SA	264,131	1,847,097
AFP Habitat SA	94,634	183,551
Almendral SA	13,148,436	2,121,030
Besalco SA	652,319	1,215,450
Companhia Sudamericana de Vapores SA (a)	10,059,537	1,018,215
Compania General de Electricidad SA	50,000	314,785
Cruz Blanca Salud SA	1,307,179	1,637,611
Empresas La Polar SA (a)	2,884,905	1,171,085
Inversiones Aguas Metropolitanas SA	802,606	1,692,831
Inversiones La Construccion SA	42,406	822,951
Masisa SA	12,041,162	1,212,412
Norte Grande SA	17,312,755	187,165
Parque Arauco SA	1,319,786	3,410,321
Ripley Corp. SA	1,561,499	1,787,407
Salfacorp SA	658,104	1,444,132
Sociedad Matriz SAAM SA (a)	10,832,150	1,239,928
Socovesa SA	913,436	455,024
Vina Concha y Toro SA	1,585,386	3,162,370

		24,923,365

CHINA — 7.5%
51job, Inc. ADR (a)(b)	15,023	892,516
Anhui Expressway Co., Ltd. (b)	3,004,000	1,536,315
Anta Sports Products, Ltd. (b)	1,189,000	1,017,044
AsiaInfo-Linkage, Inc. (a)(b)	84,333	1,001,033
AutoNavi Holdings, Ltd. ADR (a)(b)	24,024	257,537
BYD Co., Ltd. (a)(b)	1,132,500	3,610,800
BYD Electronic International Co., Ltd.	1,501,000	460,201
Camelot Information Systems, Inc. ADR (a)	58,688	99,770

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

China Agri-Industries Holdings, Ltd. (b)	2,593,200	$1,339,585
China Automation Group, Ltd.	1,151,000	259,480
China Datang Corp. Renewable Power Co., Ltd.	1,122,000	211,026
China Green Holdings, Ltd. (a)(b)	2,520,000	435,006
China Hongxing Sports, Ltd. (a)(b)(c)	4,758,000	0
China Huiyuan Juice Group, Ltd. (a)	3,348,900	1,678,192
China Liansu Group Holdings (b)	1,680,810	952,711
China Minzhong Food Corp., Ltd. (a)(b)	1,459,000	1,411,253
China Molybdenum Co., Ltd. (b)	1,697,000	743,277
China National Accord Medicines Corp., Ltd.	185,782	824,964
China SCE Property Holdings, Ltd.	2,630,000	636,947
China Shanshui Cement Group, Ltd.	2,256,000	1,296,176
China Shipping Development Co., Ltd. (b)	2,660,000	1,291,853
China Suntien Green Energy Corp., Ltd.	2,960,000	808,384
China Vanadium Titano — Magnetite Mining Co., Ltd.	2,207,000	508,915
China Wireless Technologies, Ltd.	2,308,000	758,169
Chongqing Machinery & Electric Co., Ltd.	3,360,000	476,126
Danhua Chemical Technology Co., Ltd. (a)	319,000	280,401
Dongyue Group (b)	1,547,000	896,794
Double Coin Holdings, Ltd.	796,700	596,728
E-Commerce China Dangdang, Inc. ADR (a)(b)	64,230	266,554
E-House China Holdings, Ltd. (b)	106,812	496,676
First Tractor Co., Ltd. (a)	1,132,500	1,008,106
Giant Interactive Group, Inc. ADR (b)	215,567	1,401,185
Great Wall Technology Co., Ltd.	1,580,000	293,096
Guangzhou Automobile Group Co., Ltd. (b)	2,156,000	1,824,753
Haitian International Holdings, Ltd.	1,060,000	1,649,540
Hangzhou Steam Turbine Co.	938,450	1,549,848
Harbin Electric Co., Ltd. (b)	2,194,000	1,783,430
Home Inns & Hotels Management, Inc. ADR (a)	51,709	1,540,411
Huangshan Tourism Development Co., Ltd.	452,800	666,522
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	3,366,000	1,014,659
Jiangsu Future Land Co., Ltd.	1,011,100	797,758
Kingsoft Corp., Ltd.	1,455,000	1,338,293
LDK Solar Co., Ltd. ADR (a)(b)	86,920	95,612
Livzon Pharmaceutical, Inc. Class B	174,700	866,450
Lonking Holdings, Ltd. (b)	4,239,000	966,555
MIE Holdings Corp.	3,554,754	879,226
Peak Sport Products Co., Ltd. (b)	2,099,000	337,997
Ports Design, Ltd. (b)	1,296,000	1,083,527
Real Gold Mining, Ltd. (a)(b)(c)	251,500	0
Renren, Inc. ADR (a)(b)	209,148	604,438
REXLot Holdings, Ltd. (b)	7,900,000	692,032
Semiconductor Manufacturing International Corp. (a)(b)	39,890,000	2,363,806
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	361,300	187,876
Shanghai Dajiang Group, Class B (a)	1,361,800	389,475
Shanghai Diesel Engine Co., Ltd. Class B	402,560	309,971
Shanghai Haixin Group Co. (a)	706,700	327,202
Shanghai Highly Group Co., Ltd.	357,700	208,539
Shenguan Holdings Group, Ltd. (b)	2,576,010	1,337,342
Sinofert Holdings, Ltd. (b)	2,808,000	712,612
Sohu.com, Inc. (a)(b)	40,293	1,998,936
Sound Global, Ltd. (b)	1,855,000	822,384
Suntech Power Holdings Co., Ltd. ADR (a)(b)	136,184	53,112
TCL Communication Technology Holdings, Ltd.	1,164,000	343,383
Tong Ren Tang Technologies Co., Ltd. (b)	1,109,000	3,778,742
Travelsky Technology, Ltd.	1,967,500	1,295,167
WuXi PharmaTech Cayman, Inc. ADR (a)	119,522	2,053,388
Xinjiang Xinxin Mining Industry Co., Ltd. (b)	4,191,000	869,228
Xinyi Glass Holdings Co., Ltd. (b)	2,168,000	1,530,488
Youku Tudou, Inc. ADR (a)(b)	101,539	1,702,809
Zhejiang Southeast Electric Power Co.	2,204,233	1,635,541

		67,357,872

CZECH REPUBLIC — 0.4%
New World Resources PLC	92,968	322,987
Philip Morris CR AS	5,475	3,083,769

		3,406,756

EGYPT — 1.1%
Arab Cotton Ginning	459,386	242,420
Citadel Capital Corp./Cairo (a)	601,448	289,980
Eastern Tobacco	56,164	792,466
Egyptian Financial Group-Hermes Holding (a)	638,959	943,920
Egyptian for Tourism Resorts (a)	4,636,727	633,856
Egyptian Kuwait Holding Co.	943,501	1,132,201
ElSwedy Electric Co.	194,904	544,914
Ezz Steel	789,787	1,065,735
Juhayna Food Industries	740,444	852,217
Maridive & Oil Services SAE (a)	360,763	400,447
Orascom Telecom Media & Technology Holding SAE	4,814,128	509,503
Sidi Kerir Petrochemicals Co.	181,349	356,404
Six of October Development & Investment Co. (a)	251,652	715,407
Talaat Moustafa Group (a)	1,884,898	1,044,541

		9,524,011

HONG KONG — 11.2%
361 Degrees International, Ltd. (b)	1,808,000	524,048
Ajisen China Holdings, Ltd. (b)	581,000	460,300
Anton Oilfield Services Group (b)	1,002,000	697,030
Anxin-China Holdings, Ltd.	2,960,000	644,419

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Asian Citrus Holdings, Ltd.	1,297,833	$670,430
AviChina Industry & Technology Co.	1,776,000	871,682
Baoxin Auto Group, Ltd. (a)(b)	979,500	757,087
Beijing Capital Land, Ltd.	2,212,400	815,116
Beijing Enterprises Water Group, Ltd. (b)	2,928,000	871,311
Biostime International Holdings, Ltd.	170,000	885,844
Boshiwa International Holding, Ltd. (a)(b)(c)	1,843,000	0
CGN Mining Co., Ltd. (a)	3,140,000	299,331
Chailease Holding Co., Ltd.	768,000	2,129,160
Chaowei Power Holdings, Ltd.	617,000	300,446
China Dongxiang Group Co. (b)	4,188,000	647,408
China Everbright International, Ltd. (b)	4,051,000	2,906,748
China Forestry Holdings, Ltd. (a)(c)	1,642,000	0
China High Precision Automation Group, Ltd. (b)(d)	1,226,000	0
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,868,000	878,334
China Lilang, Ltd. (b)	1,225,000	760,629
China Lumena New Materials Corp. (b)	5,912,000	1,271,865
China Medical System Holdings, Ltd.	732,300	743,370
China Metal Recycling Holdings, Ltd. (b)(d)	1,109,932	1,146,729
China Modern Dairy Holdings, Ltd. (a)(b)	2,600,000	867,487
China National Materials Co., Ltd. (b)	2,357,000	628,521
China Oil and Gas Group, Ltd. (a)(b)	2,680,000	528,222
China Pharmaceutical Group, Ltd. (a)(b)	1,490,000	635,337
China Power International Development, Ltd. (b)	11,448,000	3,686,885
China Precious Metal Resources Holdings Co., Ltd. (a)(b)(d)	3,426,000	622,295
China Rare Earth Holdings, Ltd.	970,000	172,441
China Rongsheng Heavy Industries Group Holdings, Ltd. (b)	4,570,000	741,783
China Shineway Pharmaceutical Group, Ltd. (b)	669,000	1,201,376
China Travel International Investment Hong Kong, Ltd.	12,900,000	2,509,323
China Yurun Food Group, Ltd. (a)(b)	1,964,000	1,345,994
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	1,319,500	861,802
Chinasoft International, Ltd. (a)(b)	1,700,000	381,055
CIMC Enric Holdings, Ltd. (b)	1,081,000	1,164,185
Citic Resources Holdings, Ltd. (a)	6,069,000	813,093
Comba Telecom Systems Holdings, Ltd. (b)	1,290,984	437,388
Cosco International Holdings, Ltd.	660,000	281,425
Dah Chong Hong Holdings, Ltd. (b)	573,000	542,540
Digital China Holdings, Ltd. (b)	1,152,000	1,558,231
Fufeng Group, Ltd. (b)	1,428,000	509,563
Global Bio-Chem Technology Group Co., Ltd.	3,792,000	327,290
Glorious Property Holdings, Ltd. (a)(b)	4,017,000	636,498
GOME Electrical Appliances Holding, Ltd. (a)(b)	15,923,000	1,743,548
Greatview Aseptic Packaging Co., Ltd.	1,168,048	782,445
Hengdeli Holdings, Ltd. (b)	3,444,000	962,749
Hidili Industry International Development, Ltd. (b)	1,792,000	397,060
Honghua Group, Ltd. (b)	1,723,000	801,277
Hua Han Bio-Pharmaceutical Holdings, Ltd.	2,930,112	845,517
Huabao International Holdings, Ltd. (b)	2,341,000	1,016,299
Ju Teng International Holdings, Ltd. (b)	1,532,000	963,094
Kaisa Group Holdings, Ltd. (a)(b)	4,880,000	1,376,746
Kingboard Chemical Holdings, Ltd. (b)	649,500	1,849,104
Kingboard Laminates Holdings, Ltd. (b)	1,846,500	813,515
Kingdee International Software Group Co., Ltd. (a)(b)	2,204,000	363,422
Kingway Brewery Holdings, Ltd.	2,310,000	910,591
KWG Property Holding, Ltd.	2,119,500	1,326,966
Lee & Man Paper Manufacturing, Ltd. (b)	1,474,000	1,154,492
Li Ning Co., Ltd. (a)(b)	1,173,500	690,859
Lianhua Supermarket Holdings Co., Ltd. (b)	837,000	667,431
Lijun International Pharmaceutical Holding, Ltd.	2,722,000	831,049
Maoye International Holdings, Ltd.	1,984,000	472,828
Minth Group, Ltd. (b)	1,164,000	1,715,414
Newocean Energy Holdings, Ltd. (b)	1,402,000	800,095
NVC Lighting Holdings, Ltd. (b)	4,074,000	939,429
Pacific Online, Ltd.	1,654,100	622,207
PCD Stores, Ltd. (b)	5,265,000	793,550
Poly Hong Kong Investments, Ltd. (a)	2,816,000	1,781,165
Real Nutriceutical Group, Ltd. (b)	1,080,000	265,734
Sany Heavy Equipment International Holdings Co., Ltd. (b)	862,000	398,650
Shenzhen International Holdings, Ltd.	43,092,500	5,162,673
Shenzhen Investment, Ltd. (b)	5,613,698	2,249,052
Shougang Concord International Enterprises Co., Ltd. (a)(b)	16,768,000	928,837
Shougang Fushan Resources Group, Ltd. (b)	3,936,000	1,754,370
Sichuan Expressway Co., Ltd. (b)	1,698,000	549,037
Sino Biopharmaceutical	4,444,000	3,102,868
Sinopec Kantons Holdings, Ltd.	668,000	586,022
Sinotrans Shipping, Ltd.	3,818,500	1,018,247
Sinotrans, Ltd.	1,933,000	403,401
Sinotruk Hong Kong, Ltd. (b)	958,500	517,364
Skyworth Digital Holdings, Ltd.	2,901,770	1,947,559
Springland International Holdings, Ltd. (b)	1,790,000	903,918

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Sunac China Holdings, Ltd.	2,330,000	$1,641,849
Sunny Optical Technology Group Co., Ltd.	619,000	714,478
TCL Multimedia Technology Holdings, Ltd.	618,000	479,264
Tech Pro Technology Development, Ltd. (a)	2,908,000	1,112,605
The United Laboratories International Holdings, Ltd. (a)(b)	1,116,500	496,213
Tiangong International Co., Ltd.	1,646,000	479,213
Tianjin Port Development Holdings, Ltd.	7,148,000	1,058,942
Tianneng Power International, Ltd.	1,588,000	1,061,715
TPV Technology, Ltd. (b)	2,268,000	642,770
United Energy Group, Ltd. (a)(b)	7,488,000	1,244,359
Vinda International Holdings, Ltd. (b)	838,000	1,196,117
VODone, Ltd.	4,058,999	298,046
Wasion Group Holdings, Ltd.	1,305,000	748,101
West China Cement, Ltd. (b)	4,560,000	751,908
Winsway Coking Coal Holding, Ltd. (b)	3,673,018	425,849
Yashili International Holdings, Ltd.	4,205,000	1,424,662
Yingde Gases (b)	2,144,500	2,389,638
Yip’s Chemical Holdings, Ltd.	892,059	956,108
Yuexiu Transport Infrastructure, Ltd.	2,006,549	1,049,460

		101,313,902

HUNGARY — 0.2%
Egis Gyogyszergyar Nyrt	12,170	924,035
Magyar Telekom Telecommunications PLC (b)	289,943	505,113

		1,429,148

INDIA — 6.5%
Adani Power, Ltd. (a)	200,000	149,586
Amtek Auto, Ltd.	472,010	557,119
Anant Raj, Ltd.	622,061	718,775
Apollo Hospitals Enterprise, Ltd.	81,386	1,256,205
Arvind, Ltd.	228,150	324,699
Ashok Leyland, Ltd.	815,546	327,869
Aurobindo Pharma, Ltd.	358,494	962,690
Bajaj Holdings and Investment, Ltd.	69,265	1,162,530
Balrampur Chini Mills, Ltd. (a)	535,429	429,525
Bharat Forge, Ltd.	474,717	1,808,903
Bhushan Steel, Ltd.	186,370	1,571,372
Biocon, Ltd.	159,810	804,637
Core Education & Technologies, Ltd.	160,024	151,191
Coromandel International, Ltd.	203,676	693,098
Cox & Kings, Ltd.	74,865	176,522
Crompton Greaves, Ltd.	257,828	444,973
Dewan Housing Finance Corp., Ltd.	181,728	542,008
Dish TV India, Ltd. (a)	446,567	551,327
Educomp Solutions, Ltd.	199,537	230,560
Era Infra Engineering, Ltd.	326,092	806,080
Federal Bank, Ltd.	191,111	1,690,110
Financial Technologies India, Ltd.	45,685	598,990
Fortis Healthcare, Ltd. (a)	304,772	562,160
Gateway Distriparks, Ltd.	298,627	680,221
Glenmark Pharmaceuticals, Ltd.	456,194	3,885,413
GMR Infrastructure, Ltd. (a)	1,258,388	500,114
Godrej Industries, Ltd.	213,896	1,157,439
Gujarat NRE Coke, Ltd.	1,074,653	331,195
GVK Power & Infrastructure, Ltd. (a)	2,118,070	356,584
Hexaware Technologies, Ltd.	266,782	415,021
Hindustan Construction Co. (a)	944,682	237,257
Hindustan Petroleum Corp., Ltd.	96,789	507,897
Housing Development & Infrastructure, Ltd. (a)	554,552	471,395
IFCI, Ltd.	1,314,197	631,105
India Cements, Ltd.	801,302	1,233,283
India Infoline, Ltd.	542,896	605,826
Indiabulls Financial Services, Ltd. (d)	559,314	2,797,085
Indiabulls Real Estate, Ltd. (a)	621,381	623,668
Indian Hotels Co., Ltd.	893,714	880,559
IVRCL Infrastructures & Projects, Ltd. (a)	987,384	349,717
Jain Irrigation Systems, Ltd.	320,180	361,418
Jaiprakash Power Ventures, Ltd. (a)	200,000	96,044
JSW Energy, Ltd.	635,471	639,563
Jubilant Foodworks, Ltd. (a)	40,020	918,177
Mahindra & Mahindra Financial Services, Ltd.	467,160	1,676,103
Manappuram Finance, Ltd.	542,812	215,727
MAX India, Ltd.	569,332	2,346,989
McLeod Russel India, Ltd.	101,141	651,415
Motherson Sumi Systems, Ltd.	441,721	1,577,923
Mphasis, Ltd.	123,995	893,403
Nagarjuna Construction Co., Ltd.	894,330	546,306
Opto Circuits India, Ltd.	273,980	302,210
Parsvnath Developers, Ltd. (a)	190,515	138,987
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	210,446	284,402
Piramal Healthcare, Ltd.	87,978	989,530
PTC India, Ltd.	341,577	376,772
Punj Lloyd, Ltd.	791,316	811,699
Rajesh Exports, Ltd.	425,460	956,991
REI Agro, Ltd.	1,972,013	366,464
Reliance Capital, Ltd.	122,024	702,059
Reliance Communications, Ltd.	772,058	785,553
Rolta India, Ltd.	327,539	397,145
Shree Renuka Sugars, Ltd. (a)	851,840	347,946
Sintex Industries, Ltd.	629,090	533,019
Strides Arcolab, Ltd.	99,742	1,600,276
Suzlon Energy, Ltd. (a)	1,707,794	427,341
Tata Chemicals, Ltd.	181,594	1,074,529
Tata Global Beverages, Ltd.	562,166	1,322,409
Thermax, Ltd.	78,866	817,827
Unitech, Ltd. (a)	2,090,913	905,998
United Phosphorus, Ltd.	918,348	1,983,699
Videocon Industries, Ltd.	156,655	586,556
Voltas, Ltd.	275,911	382,519
Welspun Corp., Ltd.	476,981	441,877

		58,643,584

INDONESIA — 4.7%
AKR Corporindo Tbk PT	3,452,000	1,776,177
Alam Sutera Realty Tbk PT	32,980,500	3,631,503
Aneka Tambang Persero Tbk PT	2,840,000	400,391
Bakrie and Brothers Tbk PT (a)(d)	184,600,500	474,918
Bakrie Sumatera Plantations Tbk PT	16,679,500	169,927

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Bakrieland Development Tbk PT (a)	69,665,000	$401,465
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	11,263,500	1,495,232
Bank Tabungan Negara Tbk PT	8,201,686	1,434,820
Barito Pacific Tbk PT (a)	5,490,000	245,758
Bhakti Investama Tbk PT	23,155,500	1,191,433
Bisi International PT	3,102,000	274,527
Bumi Resources Minerals Tbk PT (a)	11,424,500	387,969
Bumi Resources Tbk PT	23,066,500	1,637,858
Bumi Serpong Damai PT	9,198,000	1,656,445
BW Plantation Tbk PT	5,375,000	735,657
Ciputra Development Tbk PT	14,499,000	1,611,414
Citra Marga Nusaphala Persada Tbk PT	1,028,500	193,687
Darma Henwa PT Tbk (a)(d)	77,531,542	199,464
Delta Dunia Makmur Tbk PT (a)	7,482,500	161,701
Energi Mega Persada Tbk PT (a)	61,706,000	634,999
Erajaya Swasembada Tbk PT (a)	1,881,500	658,307
Gajah Tunggal Tbk PT	3,652,500	939,671
Garda Tujuh Buana Tbk PT (a)	1,701,000	1,024,013
Garuda Indonesia Tbk PT (a)	17,584,000	1,176,187
Harum Energy Tbk PT	1,724,500	851,824
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	4,651,500	421,232
Indika Energy Tbk PT	4,116,500	516,813
Indosiar Karya Media Tbk PT (a)	2,236,590	299,209
Intiland Development Tbk PT	10,351,500	617,841
Japfa Comfeed Indonesia Tbk PT	2,040,000	1,983,844
Kawasan Industri Jababeka Tbk PT (a)	48,034,500	1,482,928
Matahari Putra Prima Tbk PT	1,678,500	314,368
Medco Energi Internasional Tbk PT	3,201,500	533,721
Mitra Adiperkasa Tbk PT	1,774,500	1,661,739
MNC Sky Vision Tbk PT (a)	1,711,000	387,363
Modernland Realty Tbk PT (a)	5,485,500	570,142
Multistrada Arah Sarana Tbk PT	3,777,000	147,698
Pakuwon Jati Tbk PT	34,956,900	1,384,966
Pembangunan Perumahan Persero PT Tbk	8,337,000	1,029,524
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,663,500	1,124,832
Ramayana Lestari Sentosa Tbk PT	2,913,500	416,750
Sentul City Tbk PT (a)	23,977,000	764,895
Summarecon Agung Tbk PT	10,642,000	2,710,466
Surya Semesta Internusa Tbk PT	6,027,000	1,004,758
Timah Tbk PT	4,947,000	727,987
Trada Maritime Tbk PT (a)	8,832,500	1,263,409

		42,729,832

MALAYSIA — 4.3%
Aeon Co. M Bhd	333,300	1,358,387
Affin Holdings Bhd	343,600	378,387
Berjaya Corp. Bhd	5,203,400	882,217
Berjaya Sports Toto Bhd	1,571,053	2,090,340
Boustead Holdings Bhd	813,660	1,347,998
Bursa Malaysia Bhd	1,251,173	2,808,220
CapitaMalls Malaysia Trust	116,300	70,986
Carlsberg Brewery Malay Bhd	50,000	222,832
Dialog Group Bhd	3,263,720	2,487,447
DRB-Hicom Bhd	1,663,700	1,359,329
Eastern & Oriental Bhd	1,499,600	765,176
Gas Malaysia Bhd	358,600	333,528
HAP Seng Consolidated Bhd	989,100	552,606
IGB Corp. Bhd	4,247,167	3,086,106
KLCC Property Holdings Bhd	396,500	842,554
KNM Group Bhd (a)	6,226,755	955,178
KPJ Healthcare Bhd	681,200	1,306,742
Malaysia Building Society Bhd	859,600	760,634
Malaysian Bulk Carriers Bhd	860,400	452,915
Malaysian Resources Corp. Bhd	2,156,300	995,805
Media Prima Bhd	2,136,100	1,655,624
Multi-Purpose Holdings Bhd	1,959,300	2,290,543
Oriental Holdings Bhd	255,500	802,847
OSK Holdings Bhd	650,100	308,622
Padini Holdings Bhd	353,400	219,127
Parkson Holdings Bhd	371,900	564,486
Pavilion Real Estate Investment Trust	215,700	110,758
POS Malaysia Bhd	592,000	810,618
Sunway Real Estate Investment Trust	5,644,500	2,770,754
TAN Chong Motor Holdings Bhd	1,135,200	1,877,030
Top Glove Corp. Bhd	1,104,100	1,925,445
UOA Development Bhd	1,976,100	1,308,253
Wah Seong Corp. Bhd	1,599,711	852,421
WCT Bhd	844,425	649,033

		39,202,948

MEXICO — 3.1%
Alsea SAB de CV (a)	301,155	865,941
Axtel SAB de CV (a)(b)	3,006,403	913,678
Banregio Grupo Financiero SAB de CV (b)	184,282	958,213
Bolsa Mexicana de Valores SAB de CV	1,048,062	3,004,255
Compartamos SAB de CV (b)	825,300	1,523,633
Consorcio ARA SAB de CV (a)	3,739,553	1,527,443
Corporacion GEO SAB de CV (a)(b)	880,606	530,969
Desarrolladora Homex SAB de CV (a)(b)	344,657	521,490
Empresas ICA SAB de CV (a)	1,307,033	4,365,198
Fibra Uno Administracion SA de CV	560,985	1,852,651
Gruma SAB de CV (a)	365,671	1,618,369
Grupo Simec SAB de CV, Series B (a)	116,873	555,327
Inmuebles Carso SAB de CV (a)(b)	440,798	438,685
Megacable Holdings SAB de CV (b)	84,521	267,006
Promotora y Operadora de Infraestructura SAB de CV (a)	626,330	5,067,328
TV Azteca SAB de CV (b)	5,997,356	4,257,736
Urbi Desarrollos Urbanos SA de CV (a)(b)	755,914	194,811

		28,462,733

MOROCCO — 0.0% (e)
Alliances Developpement Immobilier SA	1,513	85,820
Holcim Maroc SA	696	120,747
Samir (a)	5,924	189,916

		396,483

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

NETHERLANDS — 0.1%
AmRest Holdings SE (a)	19,582	$518,382

PERU — 0.9%
Casa Grande SAA	63,216	264,824
Edegel SAA	1,165,746	1,192,752
Ferreyros SA	1,944,429	2,011,996
Grana y Montero SA	830,320	3,654,690
Luz del Sur SAA	263,790	957,384
Refineria La Pampilla SA Relapasa	1,375,516	350,518

		8,432,164

PHILIPPINES — 2.4%
Belle Corp. (a)	3,103,600	433,485
Cebu Air, Inc.	700,960	1,167,980
First Gen Corp. (a)	948,600	575,296
First Philippine Holdings Corp.	579,330	1,490,557
GMA Holdings, Inc.	5,077,300	1,236,667
Manila Water Co., Inc.	1,158,600	1,135,604
Megaworld Corp.	69,887,000	6,661,613
Philex Petroleum Corp. (a)	743,500	571,152
Philippine National Bank (a)	405,050	1,002,452
Puregold Price Club, Inc.	801,007	786,090
Rizal Commercial Banking Corp.	711,170	1,219,846
Robinsons Land Corp.	2,154,800	1,346,420
Security Bank Corp.	197,930	882,707
Semirara Mining Corp.	265,200	1,737,674
SM Development Corp.	3,672,320	762,180
Union Bank of Philippines	224,200	686,719

		21,696,442

POLAND — 2.3%
Agora SA	159,532	372,778
Asseco Poland SA	165,971	2,143,240
Bank Millennium SA (a)	1,210,952	1,787,136
Boryszew SA (a)	2,358,147	319,016
Ciech SA (a)	77,765	542,750
Cyfrowy Polsat SA (a)	263,088	1,375,116
Echo Investment SA (a)	423,242	761,262
Emperia Holding SA	30,180	535,871
Eurocash SA	114,088	1,864,372
Getin Noble Bank SA (a)	1,155,162	621,542
Globe Trade Centre SA (a)	408,259	960,255
Grupa Lotos SA (a)	114,794	1,443,550
LPP SA	1,496	2,598,779
Lubelski Wegiel Bogdanka SA	66,086	2,426,069
Netia SA (a)	928,003	1,204,069
Orbis SA	49,439	547,068
Polimex- Mostostal SA (a)	1,311,904	149,243
TVN SA	325,919	954,975

		20,607,091

RUSSIA — 0.8%
Alliance Oil Co., Ltd. SDR (a)	177,105	1,413,680
Cherkizovo Group OJSC, GDR (a)(f)	5,485	62,803
Cherkizovo Group OJSC, GDR (a)(f)	29	334
DIXY Group OJSC (a)	25,512	344,691
Integra Group Holdings GDR (a)	639,360	239,760
Novorossiysk Commercial Sea Trade Port PJSC GDR (f)	48,701	404,462
Novorossiysk Commercial Sea Trade Port PJSC GDR (f)	257	2,120
PIK Group GDR (a)	474,637	934,086
TransContainer OAO, GDR	58,774	661,776
Vsmpo-Avisma Corp.	15,804	2,847,164

		6,910,876

SINGAPORE — 0.3%
Bumitama Agri, Ltd. (a)(b)	592,000	489,118
Nam Cheong, Ltd.	2,521,000	538,502
Parkson Retail Asia, Ltd.	519,000	686,087
Yanlord Land Group, Ltd. (a)(b)	1,030,000	1,245,365

		2,959,072

SOUTH AFRICA — 8.2%
Adcock Ingram Holdings, Ltd. (b)	198,731	1,312,461
AECI, Ltd.	166,027	1,846,584
Afgri, Ltd.	2,233,704	1,302,565
Aquarius Platinum, Ltd. (a)(b)	896,945	646,934
Aveng, Ltd.	749,970	2,637,927
Brait SE (a)	288,511	1,094,363
Clicks Group, Ltd. (b)	427,940	2,704,930
Coronation Fund Managers, Ltd.	974,677	5,099,433
DataTec, Ltd. (b)	832,313	4,581,398
Emira Property Fund	223,184	355,170
Famous Brands, Ltd.	70,647	661,465
Fountainhead Property Trust	923,014	901,439
Grindrod, Ltd.	1,435,934	3,130,289
Hosken Consolidated Investments, Ltd.	219,812	2,696,123
Illovo Sugar, Ltd.	277,069	960,362
Investec, Ltd.	251,877	1,764,206
JD Group, Ltd.	597,822	2,268,276
JSE, Ltd. (b)	452,340	3,515,398
Lewis Group, Ltd. (b)	491,193	3,460,241
Merafe Resources, Ltd. (a)	7,129,179	567,260
Mondi, Ltd.	179,797	2,439,898
Mpact, Ltd.	309,351	788,682
Murray & Roberts Holdings, Ltd. (a)(b)	562,855	1,441,118
Northam Platinum, Ltd. (a)	793,783	3,434,886
Pick’ n Pay Holdings, Ltd. (b)	337,113	680,146
PPC, Ltd.	761,609	2,660,603
PSG Group, Ltd.	43,522	297,912
Resilient Property Income Fund, Ltd.	206,189	1,224,847
Reunert, Ltd.	506,268	4,235,248
SA Corporate Real Estate Fund	7,513,159	3,537,743
Sappi, Ltd. (a)	700,218	2,191,985
Sibanye Gold, Ltd. (a)(b)	999,280	1,458,437
Sun International, Ltd.	146,477	1,612,541
Super Group, Ltd. (a)	452,187	1,197,690
Telkom SA, Ltd. (a)	238,020	389,157
Tongaat Hulett, Ltd.	128,937	2,016,035
Wilson Bayly Holmes-Ovcon, Ltd.	158,890	2,671,590

		73,785,342

TAIWAN — 27.3%
A-DATA Technology Co., Ltd. (b)	414,000	692,250

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Ability Enterprise Co., Ltd.	669,000	$604,063
Accton Technology Corp. (b)	1,613,341	936,091
Adlink Technology, Inc.	523,572	588,313
Advanced Ceramic X Corp. (b)	179,642	522,660
Advanced International Multitech Co., Ltd.	416,000	578,734
Advanced Wireless Semiconductor Co. (a)(b)	448,277	299,076
Advantech Co., Ltd.	556,200	2,278,555
AGV Products Corp. (a)(b)	2,051,926	720,516
Alcor Micro Corp. (b)	417,000	468,563
Alpha Networks, Inc. (b)	1,080,348	704,516
Altek Corp. (b)	969,309	580,240
AmTRAN Technology Co., Ltd.	1,531,717	1,244,736
Anpec Electronics Corp.	524,000	353,977
Apex Biotechnology Corp. (b)	509,915	1,333,512
Arcadyan Technology Corp.	253,718	363,151
Asia Optical Co., Inc. (a)	428,540	437,103
Asia Polymer	720,588	573,530
Asrock, Inc.	184,000	658,407
Aten International Co., Ltd.	266,000	443,889
Bank of Kaohsiung (a)	1,912,680	617,251
Basso Industry Corp.	688,000	457,861
BES Engineering Corp.	3,156,356	957,383
Biostar Microtech International Corp. (b)	983,000	373,114
Capital Securities Corp. (b)	3,008,730	1,081,644
Career Technology Co., Ltd. (b)	479,726	612,843
Cathay No. 1 REIT	1,361,000	884,349
Cathay Real Estate Development Co., Ltd. (b)	2,496,904	1,377,775
Chang Wah Electromaterials, Inc.	221,113	780,116
Charoen Pokphand Enterprise (b)	1,285,798	670,795
Cheng Loong Corp.	2,259,128	989,702
Cheng Uei Precision Industry Co., Ltd. (b)	613,915	1,178,454
Chicony Electronics Co., Ltd. (b)	825,248	2,171,959
Chien Kuo Construction Co., Ltd. (b)	1,399,501	702,032
Chin-Poon Industrial Co. (b)	959,000	1,167,381
China Bills Finance Corp.	3,454,394	1,340,054
China Chemical & Pharmaceutical Co., Ltd. (b)	910,000	613,210
China Manmade Fibers Corp. (a)	2,687,904	1,020,239
China Metal Products	200,000	260,179
China Motor Corp. (b)	1,066,000	999,960
China Petrochemical Development Corp.	2,131,575	1,151,239
China Steel Chemical Corp.	370,000	1,818,911
China Synthetic Rubber Corp.	1,150,452	1,234,997
Chipbond Technology Corp. (b)	975,000	2,197,642
Chong Hong Construction Co., Ltd. (b)	446,622	1,471,190
Chroma ATE, Inc. (b)	574,680	1,370,276
Chung Hung Steel Corp. (a)	1,002,239	287,575
Clevo Co. (b)	1,022,265	1,572,584
CMC Magnetics Corp. (a)(b)	4,064,719	709,567
Compal Communications, Inc. (a)(b)	427,000	452,668
Coretronic Corp.	654,420	484,756
CTCI Corp. (b)	960,000	1,874,893
CyberTAN Technology, Inc. (b)	965,210	803,736
D-Link Corp. (b)	1,660,904	980,351
Danen Technology Corp. (a)	411,816	183,856
Dimerco Express Taiwan Corp.	614,081	372,730
Dynapack International Technology Corp.	115,000	415,350
E Ink Holdings, Inc. (b)	956,000	754,506
Elan Microelectronics Corp.	798,899	1,787,354
Elite Material Co., Ltd.	671,782	673,972
Elite Semiconductor Memory Technology, Inc. (a)	682,674	710,013
ENG Electric Co., Ltd.	358,086	383,204
Entie Commercial Bank	512,000	289,367
Entire Technology Co., Ltd. (b)	223,942	286,832
Episil Technologies, Inc. (b)	1,195,000	359,669
Epistar Corp. (b)	1,251,000	2,254,959
Eternal Chemical Co., Ltd.	1,276,990	1,067,628
Eva Airways Corp. (a)	1,535,000	921,436
Evergreen Marine Corp., Ltd. (a)	1,589,000	951,195
Everlight Chemical Industrial Corp.	686,490	480,962
Everlight Electronics Co., Ltd. (b)	784,503	1,263,233
Excelsior Medical Co., Ltd. (b)	247,660	479,542
Far Eastern Department Stores, Ltd.	1,063,000	950,932
Far Eastern International Bank	3,631,590	1,469,517
Faraday Technology Corp. (b)	850,976	981,813
Farglory Land Development Co., Ltd. (b)	243,000	450,203
Feng Hsin Iron & Steel Co., Ltd.	745,270	1,286,044
Feng TAY Enterprise Co., Ltd. (b)	624,900	965,484
FLEXium Interconnect, Inc. (b)	360,361	1,199,094
Forhouse Corp.	898,576	458,266
Formosa Epitaxy, Inc. (a)(b)	765,000	594,808
Formosa Taffeta Co., Ltd.	1,522,000	1,404,806
Formosan Rubber Group, Inc.	1,094,124	815,951
Formosan Union Chemical	2,026,200	1,016,403
FSP Technology, Inc.	570,184	537,721
G Tech Optoelectronics Corp.	192,000	450,745
Gemtek Technology Corp. (a)	705,234	909,181
GeoVision, Inc. (b)	181,704	796,028
Giant Manufacturing Co., Ltd. (b)	583,994	3,251,735
Gigabyte Technology Co., Ltd.	502,000	464,185
Gigastorage Corp. (b)	753,114	562,899
Gintech Energy Corp. (a)(b)	745,806	659,696
Global Unichip Corp. (b)	193,669	595,207
Gloria Material Technology Corp. (b)	645,822	496,745
Goldsun Development & Construction Co., Ltd.	2,557,041	1,021,876
Grand Pacific Petrochemical	2,196,000	1,112,596
Grape King, Inc.	401,000	1,255,199
Great Wall Enterprise Co. (b)	1,274,129	1,116,368
HannStar Display Corp. (a)	2,817,237	449,401
Hey Song Corp. (b)	1,267,694	1,661,855
Highwealth Construction Corp.	794,400	1,663,053
Himax Technologies, Inc. ADR	367,557	2,003,186
Hiwin Technologies Corp.	200,000	1,491,514
Ho Tung Chemical Corp. (a)	2,404,411	1,105,615
Hong TAI Electric Industrial (b)	1,320,000	441,435
Huaku Development Co., Ltd.	444,260	1,099,414
Huang Hsiang Construction Co. (b)	434,484	1,133,342

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

I-Sheng Electric Wire & Cable Co., Ltd. (b)	579,000	$865,523
Ibase Technology, Inc.	462,127	647,542
Inventec Co., Ltd.	4,267,022	1,619,620
ITE Technology, Inc. (a)(b)	485,000	420,082
J Touch Corp. (a)(b)	254,121	265,997
Jess-Link Products Co., Ltd. (a)(b)	476,974	428,284
Jih Sun Financial Holdings Co., Ltd.	2,089,312	642,812
KEE TAI Properties Co., Ltd. (b)	1,513,076	1,110,677
Kenda Rubber Industrial Co., Ltd. (b)	761,052	1,394,721
Kerry TJ Logistics Co., Ltd. (b)	980,000	1,525,592
King Yuan Electronics Co., Ltd.	2,328,656	1,596,437
King’s Town Bank (a)	2,115,000	1,952,145
Kinpo Electronics	2,919,371	685,360
Kinsus Interconnect Technology Corp.	405,030	1,273,232
Kuoyang Construction Co., Ltd. (b)	1,102,000	659,671
KYE Systems Corp. (a)(b)	686,000	211,518
LCY Chemical Corp.	1,109,862	1,247,099
Lien Hwa Industrial Corp.	1,622,651	1,058,162
Lingsen Precision Industries, Ltd.	1,419,694	790,499
Long Bon International Co., Ltd. (a)	1,141,000	807,028
Longwell Co.	615,000	540,908
Lumax International Corp., Ltd. (b)	344,358	809,577
Lung Yen Life Service Corp.	300,000	1,023,326
Macronix International Co., Ltd.	6,071,170	1,748,107
Makalot Industrial Co., Ltd.	440,000	1,655,380
Masterlink Securities Corp.	2,025,472	640,104
Mayer Steel Pipe Corp. (a)(b)	1,590,234	638,168
Mercuries & Associates, Ltd. (a)	631,255	510,873
Merida Industry Co., Ltd. (b)	320,950	1,883,679
Micro-Star International Co., Ltd.	1,305,000	615,350
Microbio Co., Ltd. (b)	591,802	682,791
Mirle Automation Corp. (b)	925,195	655,936
Mitac International Corp. (b)	2,114,999	774,492
Motech Industries, Inc. (a)(b)	658,885	692,983
Nan Kang Rubber Tire Co., Ltd. (b)	1,213,204	1,432,191
Nantex Industry Co., Ltd. (b)	944,427	622,196
Neo Solar Power Corp. (a)(b)	661,064	498,520
Newmax Technology Co., Ltd.	123,232	378,319
Nien Hsing Textile Co., Ltd.	575,919	410,236
Novatek Microelectronics Corp.	888,572	3,848,176
Oriental Union Chemical Corp.	1,222,500	1,267,369
Pan-International Industrial Co., Ltd. (a)	675,388	564,658
PC Home Online (b)	206,845	892,334
Phison Electronics Corp.	208,837	1,606,304
Phytohealth Corp. (a)(b)	437,511	734,489
PixArt Imaging, Inc. (b)	209,060	458,635
Portwell, Inc.	575,000	567,260
Powertech Technology, Inc.	855,000	1,415,350
President Securities Corp. (a)	1,806,850	1,075,560
Prime Electronics Satellitics, Inc.	799,670	716,701
Prince Housing Development Corp. (b)	1,900,209	1,353,547
Promate Electronic Co., Ltd. (b)	863,000	787,891
Qisda Corp. (a)(b)	2,771,641	693,316
Radiant Opto-Electronics Corp. (b)	705,778	2,773,310
Radium Life Tech Co., Ltd.	1,200,351	1,095,881
Realtek Semiconductor Corp.	830,330	1,929,870
RichTek Technology Corp.	185,477	1,073,072
Ritek Corp. (a)(b)	5,353,596	687,495
Ruentex Development Co., Ltd. (b)	1,090,071	2,220,059
Ruentex Industries, Ltd.	961,767	2,212,844
Sampo Corp.	2,833,527	957,065
Sanyang Industry Co., Ltd. (a)	2,024,945	1,682,799
ScinoPharm Taiwan, Ltd.	348,620	842,914
Senao International Co., Ltd. (b)	234,911	750,238
Sercomm Corp.	642,000	931,788
Shih Wei Navigation Co., Ltd.	771,654	527,726
Shin Zu Shing Co., Ltd.	100,000	304,322
Shinkong Insurance Co., Ltd. (b)	900,841	626,620
Shinkong Synthetic Fibers Corp.	3,123,796	981,981
Sigurd Microelectronics Corp. (b)	1,086,694	1,122,944
Silicon Integrated Systems Corp. (a)	1,172,000	397,820
Silicon Motion Technology Corp. ADR	61,824	723,341
Simplo Technology Co., Ltd.	464,129	2,180,758
Sinbon Electronics Co., Ltd. (b)	831,000	790,635
Sinmag Bakery Machine Corp.	176,920	801,694
Sino-American Silicon Products, Inc. (b)	607,058	797,839
Sinon Corp. (b)	2,023,662	984,676
Sinphar Pharmaceutical Co., Ltd. (b)	513,136	658,956
Sintek Photronic Corp. (a)	1,449,000	449,201
Sinyi Realty Co. (b)	780,035	1,214,301
Soft-World International Corp.	234,848	398,973
Solar Applied Materials Technology Corp. (b)	580,090	681,888
Solartech Energy Corp. (a)	484,091	327,017
St. Shine Optical Co., Ltd.	130,000	2,599,783
Standard Foods Corp.	610,646	1,837,911
Sunonwealth Electric Machine Industry Co., Ltd. (b)	694,000	450,250
Sunrex Technology Corp.	624,000	267,108
Systex Corp. (a)	677,000	822,973
TA Chen Stainless Pipe	512,000	242,281
Ta Chong Bank Co., Ltd. (a)	3,102,067	1,151,507
Ta Ya Electric Wire & Cable (b)	2,175,650	519,493
Taichung Commercial Bank	3,172,772	1,124,701
Taiflex Scientific Co., Ltd. (b)	481,725	584,788
Tainan Enterprises Co., Ltd.	457,000	489,056
Tainan Spinning Co., Ltd. (b)	2,244,570	1,118,438
Taisun Enterprise Co., Ltd. (b)	1,615,549	826,617
Taiwan Acceptance Corp. (b)	547,000	1,375,617
Taiwan Business Bank (a)	5,814,420	1,845,292
Taiwan Cogeneration Corp. (b)	1,652,469	1,116,290
Taiwan Fire & Marine Insurance Co.	857,004	633,385
Taiwan Hon Chuan Enterprise Co., Ltd.	480,027	1,245,718
Taiwan Land Development Corp. (a)(b)	2,246,831	864,094
Taiwan Life Insurance Co., Ltd. (a)(b)	590,684	454,334
Taiwan Secom Co., Ltd.	510,726	1,149,464
Taiwan Surface Mounting Technology Co., Ltd. (b)	474,736	773,961
Taiyen Biotech Co., Ltd. (b)	1,209,000	1,202,834
Tatung Co., Ltd. (a)	4,103,691	1,033,385

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Teco Electric & Machinery Co., Ltd. (b)	3,127,838	$2,520,889
Test-Rite International Co.	701,896	514,055
Thye Ming Industrial Co., Ltd.	825,164	874,766
Ton Yi Industrial Corp.	500,000	305,995
Tong Hsing Electronic Industries, Ltd. (b)	237,327	1,015,897
Tong Yang Industry Co., Ltd.	878,071	810,459
Topco Scientific Co., Ltd. (b)	478,647	869,176
Transcend Information, Inc. (b)	434,484	1,409,412
Tripod Technology Corp. (b)	826,353	1,818,377
TSRC Corp. (b)	1,101,170	2,172,696
TTY Biopharm Co., Ltd. (b)	313,579	1,028,747
Tung Ho Steel Enterprise Corp.	1,310,258	1,257,567
Tung Thih Electronic Co., Ltd.	261,753	612,748
TXC Corp.	678,120	1,017,095
U-Ming Marine Transport Corp.	774,000	1,208,789
Unimicron Technology Corp.	1,299,000	1,353,193
Unity Opto Technology Co., Ltd. (a)(b)	666,307	641,740
Unizyx Holding Corp.	1,520,694	739,941
UPC Technology Corp. (b)	1,850,789	981,022
USI Corp.	1,820,318	1,311,859
Ve Wong Corp. (b)	702,604	479,329
Via Technologies, Inc. (a)	683,031	463,691
Visual Photonics Epitaxy Co., Ltd. (b)	565,162	661,506
Wafer Works Corp. (b)	448,983	248,497
Wah Hong Industrial Corp.	288,083	411,375
Walsin Lihwa Corp. (a)	5,377,000	1,551,827
Wan Hai Lines, Ltd. (a)	1,944,320	1,033,850
Waterland Financial Holdings Co., Ltd.	4,395,299	1,491,925
Wei Chuan Food Corp. (b)	822,899	1,232,869
Weikeng Industrial Co., Ltd. (b)	876,628	649,354
Winbond Electronics Corp. (a)(b)	5,821,730	1,185,665
Wintek Corp. (a)(b)	2,118,859	1,098,313
Wistron NeWeb Corp.	480,124	817,267
WUS Printed Circuit Co., Ltd. (a)	1,147,000	487,147
Yageo Corp. (a)	2,200,000	709,238
Yang Ming Marine Transport Corp. (a)	2,192,788	1,015,638
Yieh Phui Enterprise Co., Ltd.	2,645,487	761,730
Young Fast Optoelectronics Co., Ltd.	243,959	471,560
Young Optics, Inc.	204,242	544,372
Yuen Foong Yu Paper Manufacturing Co., Ltd. (b)	3,325,941	1,651,709
Yungtay Engineering Co., Ltd.	756,000	1,516,930
Zenitron Corp. (b)	869,348	543,661
Zinwell Corp.	655,674	542,695

		246,845,298

THAILAND — 5.2%
Bangkok Chain Hospital PCL, NVDR	1,260,700	520,897
Bangkok Expressway PCL, NVDR	1,260,700	1,711,211
Bangkok Life Assurance PCL, NVDR	482,100	1,230,561
BTS Group Holdings PCL	2,990,100	959,773
Bumrungrad Hospital PCL	518,600	1,518,523
Dynasty Ceramic PCL	383,600	815,404
Electricity Generating PCL, NVDR	377,600	2,011,460
Esso Thailand PCL, NVDR	1,771,600	577,728
Hana Microelectronics PCL	5,047,884	4,309,274
Hemaraj Land and Development PCL, NVDR	7,368,000	1,071,801
Jasmine International PCL, NVDR	2,997,000	695,906
Kiatnakin Bank PCL, NVDR	380,500	896,517
LPN Development PCL, ADR	1,151,200	992,583
MBK PCL, NVDR	110,200	684,869
Minor International PCL	6,368,911	5,284,772
Precious Shipping PCL	721,100	448,148
Pruksa Real Estate PCL	839,000	859,484
Pruksa Real Estate PCL, NVDR	1,196,700	1,225,918
Siam Global House PCL, NVDR	1,220,193	870,822
Sri Trang Agro-Industry PCL, NVDR	885,800	490,011
Supalai PCL, NVDR	890,200	623,155
Thai Airways International PCL, NVDR	1,567,000	1,524,996
Thai Stanley Electric PCL, NVDR	99,400	824,798
Thai Tap Water Supply PCL	3,021,500	1,124,615
Thai Vegetable Oil PCL, NVDR	826,200	671,455
Thanachart Capital PCL	4,549,164	6,912,679
Thoresen Thai Agencies PCL (a)	3,729,272	2,368,600
Tisco Financial Group PCL (f)	173,700	329,191
Tisco Financial Group PCL (f)	513,730	973,605
True Corp. PCL (a)	5,285,900	1,480,088
True Corp. PCL, NVDR (a)	8,972,128	2,512,257
Vinythai PCL, NVDR	1,032,100	641,428

		47,162,529

TURKEY — 3.5%
Akfen Holding AS (a)	88,801	547,185
Akmerkez Gayrimenkul Yatirim Ortakligi AS	65,987	711,106
Albaraka Turk Katilim Bankasi (a)	3,052,188	3,339,780
Asya Katilim Bankasi AS (a)	1,507,809	1,983,192
Aygaz AS	222,918	1,336,646
Bursa Cimento Fabrikasi AS	70,948	201,532
Dogan Sirketler Grubu Holdings AS (a)	1,824,887	1,089,184
Dogan Yayin Holding AS (a)	1,732,935	794,880
GSD Holding (a)	890,978	551,476
Ihlas Holding (a)	1,339,314	606,929
Is Finansal Kiralama AS (a)	361,033	203,511
Ittifak Holding AS (a)	146,892	412,385
Izmir Demir Celik Sanayi AS (a)	261,681	448,307
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (b)	3,328,794	3,072,167
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	241,187	690,439
NET Holding AS (a)	511,729	704,175
Petkim Petrokimya Holding AS (a)(b)	2,083,655	3,604,222
Sekerbank TAS (a)	1,806,499	2,126,468
Sinpas Gayrimenkul Yatirim Ortakligi AS	796,921	629,786
TAV Havalimanlari Holding AS (a)	307,828	2,126,471
Tekfen Holding AS	269,788	1,148,034
Torunlar Gayrimenkul Yatirim Ortakligi AS	367,027	772,795
Turkiye Sinai Kalkinma Bankasi AS	1,163,446	1,600,984

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Ulker Biskuvi Sanayi AS	358,175	$2,701,900

		31,403,554

UNITED ARAB EMIRATES — 0.0% (e)
Exillon Energy PLC (a)	143,310	332,942

TOTAL COMMON STOCKS —
(Cost $955,149,506)		904,008,869

RIGHTS — 0.0% (e)
HONG KONG — 0.0% (e)
Li Ning Co., Ltd. (expiring 4/15/13) (a)	586,750	80,877

POLAND — 0.0%
Polimex-Mostostal SA (expired 12/31/12) (a)(d)	1,311,904	0

TOTAL RIGHTS —
(Cost $0)		80,877

WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Thoresen Thai Agencies PCL (expiring 09/12/15) (a) (Cost $0)	532,753	137,350

SHORT TERM INVESTMENTS — 5.9%
UNITED STATES — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	51,782,970	51,782,970
State Street Institutional Liquid Reserve Fund 0.13% (h)(i)	1,363,074	1,363,074

TOTAL SHORT TERM INVESTMENTS —
(Cost $53,146,044)		53,146,044

TOTAL INVESTMENTS — 106.0%
(Cost $1,008,295,550)		957,373,140
OTHER ASSETS & LIABILITIES — (6.0)%		(54,018,074)

NET ASSETS — 100.0%		$903,355,066

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (Note 2)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 7.7%
Abacus Property Group	293,475	$657,819
Astro Japan Property Group	69,895	265,243
BGP Holdings PLC (a)	1,313,937	0
Bunnings Warehouse Property Trust	457,482	1,135,135
CFS Retail Property Trust Group	2,581,709	5,410,035
Charter Hall Retail REIT	298,293	1,215,952
Commonwealth Property Office Fund (b)	2,586,286	2,992,928
Dexus Property Group	5,320,457	5,768,714
Goodman Group	1,662,953	8,287,138
GPT Group	1,791,434	6,929,014
Investa Office Fund	675,136	2,153,820
Westfield Group	2,246,365	25,410,124
Westfield Retail Trust	3,343,562	10,527,204

		70,753,126

AUSTRIA — 0.7%
Atrium European Real Estate, Ltd.	192,680	1,113,391
CA Immobilien Anlagen AG (c)	80,177	1,056,835
IMMOFINANZ AG (c)	1,166,792	4,427,408

		6,597,634

BELGIUM — 0.3%
Befimmo Sicafi S.C.A.	17,364	1,105,602
Cofinimmo	16,977	1,947,843

		3,053,445

BRAZIL — 0.7%
BR Malls Participacoes SA	498,481	6,220,042

CANADA — 5.0%
Artis REIT	60,485	958,520
Boardwalk REIT	28,243	1,737,197
Brookfield Asset Management, Inc. (Class A)	615,753	22,485,788
Brookfield Office Properties, Inc. (d)	112,711	1,934,819
Brookfield Office Properties, Inc. (b)(d)	168,951	2,900,889
Calloway REIT	59,816	1,723,916
Canadian Apartment Properties REIT	54,958	1,364,281
Canadian REIT	36,764	1,626,959
Chartwell Retirement Residences	93,538	1,020,130
First Capital Realty, Inc. (b)	92,856	1,731,996
H&R REIT	104,590	2,407,953
Primaris Retail REIT	51,132	1,370,465
RioCan REIT	160,582	4,394,094

		45,657,007

CHINA — 1.4%
Hongkong Land Holdings, Ltd.	1,291,000	9,566,310
Kerry Properties, Ltd.	838,635	3,721,793

		13,288,103

FRANCE — 4.0%
Fonciere Des Regions	40,853	3,204,214
Gecina SA	28,980	3,368,538
Klepierre (b)	107,463	4,228,800
Mercialys SA	60,671	1,244,574
SILIC	9,546	1,019,867
Unibail-Rodamco SE	100,051	23,343,983

		36,409,976

GERMANY — 0.0% (e)
IVG Immobilien AG (c)	165,653	139,116

HONG KONG — 4.0%
Champion REIT (b)	3,305,462	1,716,039
Hang Lung Group, Ltd.	810,996	4,555,072
Hang Lung Properties, Ltd.	2,115,018	7,901,364
Hysan Development Co., Ltd.	677,731	3,422,421
Prosperity REIT	1,256,000	435,243
The Link REIT	2,505,662	13,653,778
Wheelock & Co., Ltd.	906,016	4,826,156

		36,510,073

ITALY — 0.1%
Beni Stabili SpA	918,333	548,460

JAPAN — 10.3%
Aeon Mall Co., Ltd.	87,500	2,654,223
Daibiru Corp.	64,500	754,627
Daiwa Office Investment Corp.	231	1,253,031
Frontier Real Estate Investment Corp.	262	2,953,840
Fukuoka REIT Corp.	131	1,191,289
Global One Real Estate Investment Co., Ltd.	104	786,471
Hankyu REIT, Inc.	89	618,134
Heiwa Real Estate Co., Ltd. (b)	40,200	785,871
Hulic Co., Ltd. (b)	339,100	2,787,963
Japan Excellent, Inc.	227	1,733,525
Japan Prime Realty Investment Corp.	907	3,603,111
Japan Real Estate Investment Corp. (b)	652	8,938,822
Japan Retail Fund Investment Corp.	2,273	5,613,599
Kenedix Realty Investment Corp.	311	1,521,591
Mitsui Fudosan Co., Ltd. (b)	966,000	27,114,167
Mori Hills REIT Investment Corp. (b)	226	1,685,024
Mori Trust Sogo REIT, Inc. (b)	200	2,169,751
Nippon Building Fund, Inc. (b)	758	10,480,749
Nomura Real Estate Office Fund, Inc.	315	2,365,348
NTT Urban Development Corp.	1,196	1,415,814
Orix JREIT, Inc.	1,740	2,452,138
Premier Investment Corp. (b)	218	1,184,833
Tokyu Land Corp. (b)	482,000	4,496,001
Tokyu REIT, Inc. (b)	177	1,329,100
Top REIT, Inc.	173	1,021,219
United Urban Investment Corp. (b)	2,520	4,090,108

		95,000,349

NETHERLANDS — 1.0%
Corio NV	105,756	4,942,485
Eurocommercial Properties NV	39,081	1,433,001
VastNed Retail NV	21,219	881,450
Wereldhave NV	23,839	1,650,886

		8,907,822

NEW ZEALAND — 0.4%
Argosy Property, Ltd.	753,772	622,186
Goodman Property Trust	1,115,682	977,014
Kiwi Income Property Trust	1,084,219	1,063,034

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Precinct Properties	890,901	$772,706

		3,434,940

SINGAPORE — 3.9%
Ascendas REIT	2,020,969	4,235,466
Cambridge Industrial Trust	1,235,942	787,034
CapitaCommercial Trust (b)	2,230,682	2,849,936
CapitaLand, Ltd.	2,799,500	7,965,690
CapitaMall Trust	2,816,860	4,745,476
Frasers Commercial Trust	529,412	601,702
Global Logistic Properties, Ltd.	2,809,000	5,932,275
Guocoland, Ltd. (b)	372,999	697,532
Mapletree Logistics Trust	1,603,949	1,570,851
Singapore Land, Ltd.	95,000	712,155
Starhill Global REIT	1,524,524	1,093,686
Suntec REIT (b)	2,326,274	3,375,216
United Industrial Corp., Ltd.	380,000	934,225

		35,501,244

SOUTH AFRICA — 0.5%
Capital Property Fund	1,766,861	2,147,322
Fountainhead Property Trust	1,278,383	1,248,501
SA Corporate Real Estate Fund	1,577,579	742,840
Sycom Property Fund	138,485	433,065

		4,571,728

SPAIN — 0.0% (e)
Martinsa-Fadesa SA (a)(c)(f)	178	0

SWEDEN — 0.9%
Castellum AB (b)	189,506	2,704,731
Fabege AB (b)	154,571	1,583,271
Great Portland Estates PLC	378,925	2,853,304
Kungsleden AB	152,173	982,969

		8,124,275

SWITZERLAND — 1.0%
PSP Swiss Property AG (c)	42,048	3,840,912
Swiss Prime Site AG (c)	65,752	5,336,123

		9,177,035

UNITED KINGDOM — 4.6%
Big Yellow Group PLC	137,511	741,253
British Land Co. PLC	1,054,587	8,703,274
Capital & Counties Properties PLC	680,089	2,811,992
Derwent London PLC	94,417	3,085,270
Grainger PLC	464,161	957,126
Hammerson PLC	783,702	5,853,673
Intu Properties PLC	718,909	3,649,312
Land Securities Group PLC	854,044	10,750,668
Segro PLC	818,051	3,158,839
Shaftesbury PLC	276,491	2,441,358
Workspace Group PLC	117,521	612,440

		42,765,205

UNITED STATES — 53.2%
Acadia Realty Trust	56,359	1,565,089
Alexandria Real Estate Equities, Inc.	70,100	4,975,698
American Campus Communities, Inc.	115,120	5,219,541
Apartment Investment & Management Co. (Class A)	159,264	4,883,034
Ashford Hospitality Trust, Inc. (b)	69,141	854,583
AvalonBay Communities, Inc.	124,641	15,788,275
BioMed Realty Trust, Inc.	184,830	3,992,328
Boston Properties, Inc.	166,078	16,783,843
Brandywine Realty Trust	157,742	2,342,469
BRE Properties, Inc.	84,809	4,128,502
Camden Property Trust	92,923	6,381,952
CBL & Associates Properties, Inc.	177,655	4,192,658
Cedar Realty Trust, Inc. (b)	61,873	378,044
Colonial Properties Trust	91,378	2,066,057
CommonWealth REIT	130,030	2,917,873
Corporate Office Properties Trust	93,164	2,485,616
Cousins Properties, Inc. (b)	101,044	1,080,160
CubeSmart (b)	132,692	2,096,534
DCT Industrial Trust, Inc. (b)	300,625	2,224,625
DDR Corp. (b)	266,929	4,649,903
DiamondRock Hospitality Co.	214,822	1,999,993
Digital Realty Trust, Inc. (b)	136,920	9,161,317
Douglas Emmett, Inc.	144,302	3,597,449
Duke Realty Corp.	353,692	6,005,690
DuPont Fabros Technology, Inc. (b)	70,658	1,714,870
EastGroup Properties, Inc. (b)	33,041	1,922,986
Education Realty Trust, Inc.	123,786	1,303,467
Equity Lifestyle Properties, Inc.	42,875	3,292,800
Equity One, Inc.	67,955	1,628,881
Equity Residential	350,959	19,323,803
Essex Property Trust, Inc. (b)	41,668	6,274,367
Extra Space Storage, Inc.	113,128	4,442,537
Federal Realty Investment Trust	71,069	7,678,295
FelCor Lodging Trust, Inc. (c)	123,222	733,171
First Industrial Realty Trust, Inc.	106,860	1,830,512
First Potomac Realty Trust (b)	56,964	844,776
Forest City Enterprises, Inc. (Class A) (c)	151,309	2,688,761
Franklin Street Properties Corp. (b)	79,378	1,160,506
General Growth Properties, Inc.	493,325	9,807,301
Glimcher Realty Trust (b)	158,319	1,836,500
HCP, Inc.	496,788	24,769,850
Health Care REIT, Inc.	285,739	19,404,535
Healthcare Realty Trust, Inc.	96,046	2,726,746
Hersha Hospitality Trust	192,553	1,124,510
Highwoods Properties, Inc. (b)	87,336	3,455,886
Home Properties, Inc. (b)	56,561	3,587,099
Hospitality Properties Trust	150,287	4,123,875
Host Hotels & Resorts, Inc.	795,879	13,919,924
Inland Real Estate Corp. (b)	86,649	874,288
Kilroy Realty Corp. (b)	82,301	4,312,572
Kimco Realty Corp. (b)	446,478	10,001,107
Kite Realty Group Trust	80,575	543,076
LaSalle Hotel Properties	103,894	2,636,830
Liberty Property Trust	130,634	5,192,702
LTC Properties, Inc. (b)	33,615	1,369,139
Mack-Cali Realty Corp. (b)	91,789	2,626,083
Mid-America Apartment Communities, Inc. (b)	46,522	3,212,809
Parkway Properties, Inc.	42,931	796,370
Pebblebrook Hotel Trust (b)	67,618	1,743,868
Pennsylvania Real Estate Investment Trust	58,676	1,137,728

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Piedmont Office Realty Trust, Inc. (Class A) (b)	185,087	$3,625,854
Post Properties, Inc.	59,954	2,823,833
ProLogis	507,068	20,272,579
PS Business Parks, Inc.	19,816	1,563,879
Public Storage	158,038	24,072,348
Ramco-Gershenson Properties Trust	60,993	1,024,682
Regency Centers Corp.	99,373	5,257,825
Rouse Properties, Inc. (b)	25,954	469,767
Saul Centers, Inc.	14,242	622,945
Senior Housing Properties Trust	206,023	5,527,597
Simon Property Group, Inc.	343,894	54,527,833
SL Green Realty Corp. (b)	99,953	8,606,953
Sovran Self Storage, Inc.	33,446	2,156,933
Sun Communities, Inc. (b)	35,109	1,731,927
Sunstone Hotel Investors, Inc. (c)	175,597	2,161,599
Tanger Factory Outlet Centers, Inc. (b)	103,613	3,748,718
Taubman Centers, Inc.	69,682	5,411,504
The Macerich Co.	150,351	9,679,597
UDR, Inc.	275,103	6,654,742
Universal Health Realty Income Trust (b)	14,147	816,423
Ventas, Inc.	319,916	23,417,851
Vornado Realty Trust	185,569	15,520,991
Washington Real Estate Investment Trust (b)	73,055	2,033,851
Weingarten Realty Investors (b)	123,084	3,883,300

		489,427,294

TOTAL COMMON STOCKS —
(Cost $771,355,032)		916,086,874

SHORT TERM INVESTMENTS — 8.0%
UNITED STATES — 8.0%
MONEY MARKET FUNDS — 8.0%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	73,376,793	73,376,793
State Street Institutional Liquid Reserve Fund 0.13% (h)(i)	482,423	482,423

TOTAL SHORT TERM INVESTMENTS —
(Cost $73,859,216)		73,859,216

TOTAL INVESTMENTS — 107.7%
(Cost $845,214,248)		989,946,090
OTHER ASSETS & LIABILITIES — (7.7)%		(70,892,658)

NET ASSETS — 100.0%		$919,053,432

(a)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 2.1%
Aristocrat Leisure, Ltd. (a)	7,687	$29,332
Crown, Ltd.	6,970	89,379
Fairfax Media, Ltd. (a)	32,826	21,560
Tatts Group, Ltd.	19,642	64,914

		205,185

BELGIUM — 0.3%
S.A. D’Ieteren NV	685	31,358

CANADA — 5.1%
Canadian Tire Corp., Ltd. (Class A)	941	67,902
Gildan Activewear, Inc.	1,142	45,558
Lululemon Athletica, Inc. (b)	764	47,572
Magna International, Inc. (Class A)	1,693	99,502
Shaw Communications, Inc. (Class B) (a)	3,116	77,168
Thomson Reuters Corp. (a)	3,117	101,123
Tim Hortons, Inc.	1,045	56,789

		495,614

FINLAND — 0.6%
Nokian Renkaat Oyj	836	37,251
Sanoma Oyj (a)	2,125	19,524

		56,775

FRANCE — 9.5%
Accor SA	1,229	42,768
Christian Dior SA	282	46,858
Compagnie Generale des Etablissements Michelin	1,212	101,550
Havas SA	5,121	32,478
Hermes International	145	50,431
Lagardere SCA	971	35,816
LVMH Moet Hennessy Louis Vuitton SA	1,371	235,731
Peugeot SA (a)(b)	2,031	14,735
PPR	528	116,210
Publicis Groupe SA	776	52,125
Renault SA	1,178	73,932
Sodexo	878	81,965
Valeo SA	704	38,162

		922,761

GERMANY — 9.6%
Adidas AG	1,381	143,534
Bayerische Motoren Werke AG	1,959	169,322
Continental AG	402	48,147
Daimler AG	4,988	271,864
Porsche Automobil Holding SE Preference Shares	577	42,248
ProSiebenSat.1 Media AG Preference Shares	865	30,934
TUI AG (b)	2,041	21,939
Volkswagen AG	276	52,010
Volkswagen AG Preference Shares	770	153,257

		933,255

HONG KONG — 3.7%
Esprit Holdings, Ltd.	9,482	11,409
Galaxy Entertainment Group, Ltd. (b)	8,000	33,391
Giordano International, Ltd. (a)	60,000	59,825
Li & Fung, Ltd. (a)	46,000	63,406
Sands China, Ltd.	17,600	91,258
Shangri-La Asia, Ltd.	12,500	24,476
SJM Holdings, Ltd.	18,000	44,938
Skyworth Digital Holdings, Ltd.	2,058	1,381
Wynn Macau, Ltd. (a)(b)	11,600	30,783

		360,867

ITALY — 1.1%
Fiat SpA (b)	5,417	28,867
Lottomatica Group SpA	1,791	42,156
Mediaset SpA	6,129	12,537
Pirelli & C. SpA	2,618	27,516

		111,076

JAPAN — 34.4%
Aisin Seiki Co., Ltd.	1,700	62,380
Aoyama Trading Co., Ltd.	3,000	75,526
Asics Corp.	600	10,057
Benesse Holdings, Inc.	1,200	51,627
Bookoff Corp.	1,100	8,014
Bridgestone Corp.	4,700	158,466
Can Do Co., Ltd.	6	10,051
Casio Computer Co., Ltd. (b)	2,900	22,362
Denso Corp.	2,300	97,485
Dentsu, Inc.	2,300	68,276
Fast Retailing Co., Ltd.	588	191,685
Fuji Corp., Ltd.	2,300	14,237
Fuji Heavy Industries, Ltd.	6,000	93,236
GLOBERIDE, Inc.	6,000	7,786
Gunze, Ltd.	11,000	28,547
Honda Motor Co., Ltd.	8,000	302,489
Isetan Mitsukoshi Holdings, Ltd.	3,800	54,886
Isuzu Motors, Ltd.	12,000	70,836
Kappa Create Holdings Co., Ltd.	300	6,072
Kyoritsu Maintenance Co., Ltd.	200	5,665
Mazda Motor Corp. (b)	11,000	32,876
Mitsubishi Motors Corp. (b)	23,000	23,974
Namco Bandai Holdings, Inc.	2,900	51,356
Nikon Corp.	2,900	68,814
Nissan Motor Co., Ltd.	11,400	109,732
Nitori Holding Co., Ltd.	50	3,829
Oriental Land Co., Ltd.	200	32,589
Panasonic Corp. (b)	10,200	70,951
PARIS MIKI HOLDINGS, Inc.	3,000	16,018
Pioneer Corp. (b)	2,400	4,288
Rakuten, Inc.	4,700	47,840
Resorttrust, Inc.	3,000	83,950
Ringer Hut Co., Ltd.	800	10,083
Sanrio Co., Ltd.	200	8,924
Sanyo Housing Nagoya Co., Ltd.	1,300	18,915
Sega Sammy Holdings, Inc.	500	10,163
Sekisui Chemical Co., Ltd.	6,000	65,858
Sekisui House, Ltd.	6,000	81,621
Sharp Corp. (b)	6,000	17,358
Shimano, Inc.	1,200	101,468
Sony Corp.	5,300	92,561
Stanley Electric Co., Ltd.	1,800	31,723
Suminoe Textile Co., Ltd.	5,000	13,242
Sumitomo Forestry Co., Ltd.	5,000	53,818
Suzuki Motor Corp.	2,600	58,377
Tact Home Co., Ltd.	6	9,432

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Touei Housing Corp.	1,100	$18,684
Toyobo Co., Ltd.	23,000	39,141
Toyota Industries Corp.	1,400	51,074
Toyota Motor Corp.	14,000	723,676
Yamada Denki Co., Ltd.	740	33,805
Yamaha Motor Co., Ltd.	1,200	16,465

		3,342,288

LUXEMBOURG — 0.7%
SES	2,125	66,717

NETHERLANDS — 1.8%
Reed Elsevier NV	5,943	101,994
Wolters Kluwer NV	3,399	74,352

		176,346

NORWAY — 0.6%
Schibsted ASA	1,314	58,575

SINGAPORE — 1.1%
Genting Singapore PLC (a)	36,000	43,382
Singapore Press Holdings, Ltd. (a)	18,000	65,001

		108,383

SOUTH KOREA — 5.5%
Coway Co., Ltd. (b)	290	12,759
Credu Corp.	199	7,289
Fila Korea, Ltd.	115	6,832
Gwangju Shinsegae Co., Ltd.	37	9,312
Hanil E-Wha Co., Ltd.	1,150	12,610
Hotel Shilla Co., Ltd.	180	8,898
Hyundai Department Store Co., Ltd.	61	9,129
Hyundai Engineering Plastics Co., Ltd.	1,610	7,727
Hyundai Mobis	299	82,638
Hyundai Motor Co.	1,138	229,114
Hyundai Wia Corp.	66	9,729
Kia Motors Corp.	1,211	60,517
LG Electronics, Inc. (a)	488	35,571
Lotte Shopping Co., Ltd.	65	23,894
Mando Corp.	56	5,889
Woongjin Chemical Co., Ltd. (b)	12,320	10,630

		532,538

SPAIN — 1.7%
Industria de Diseno Textil SA	1,158	153,754
NH Hoteles SA (b)	3,103	9,802

		163,556

SWEDEN — 2.6%
Electrolux AB (a)	2,886	73,592
Hennes & Mauritz AB (Class B)	4,988	178,746

		252,338

SWITZERLAND — 3.8%
Compagnie Financiere Richemont SA	2,720	213,992
The Swatch Group AG	258	150,395

		364,387

UNITED KINGDOM — 13.5%
British Sky Broadcasting Group PLC	7,889	105,775
Burberry Group PLC	3,139	63,346
Carnival PLC	1,579	55,241
Compass Group PLC	12,036	153,610
GKN PLC	10,912	43,826
Home Retail Group PLC	8,710	20,526
Informa PLC	6,017	48,104
ITV PLC	25,680	50,458
Kingfisher PLC	21,078	92,113
Marks & Spencer Group PLC	11,305	66,948
Next PLC	1,908	126,492
Pearson PLC	6,725	120,905
Reed Elsevier PLC	8,249	97,826
Tui Travel PLC	9,307	46,014
Whitbread PLC	2,150	83,837
WPP PLC	8,213	130,821

		1,305,842

UNITED STATES — 1.7%
Virgin Media, Inc.	3,262	159,740

TOTAL COMMON STOCKS —
(Cost $9,198,792)		9,647,601

SHORT TERM INVESTMENTS — 3.3%
UNITED STATES — 3.3%
MONEY MARKET FUNDS — 3.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	300,206	300,206
State Street Institutional Liquid Reserve Fund 0.13% (d)(e)	22,010	22,010

TOTAL SHORT TERM INVESTMENTS —
(Cost $322,216)		322,216

TOTAL INVESTMENTS — 102.7%
(Cost $9,521,008)		9,969,817
OTHER ASSETS & LIABILITIES — (2.7)%		(265,787)

NET ASSETS — 100.0%		$9,704,030

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 7.4%
Coca-Cola Amatil, Ltd.	17,298	$262,936
Shopping Centres Australasia Property Group (a)(b)	3,652	6,301
Treasury Wine Estates, Ltd.	20,090	119,176
Wesfarmers, Ltd.	29,008	1,215,740
Woolworths, Ltd.	31,425	1,107,032

		2,711,185

BELGIUM — 5.8%
Anheuser-Busch InBev NV	19,189	1,903,485
Anheuser-Busch InBev NV — VVPR Strip (a)(c)	2,040	0
Delhaize Group (b)	3,981	217,541

		2,121,026

CANADA — 2.1%
Alimentation Couche-Tard, Inc. (Class B)	2,233	121,019
Loblaw Cos., Ltd. (b)	6,509	273,827
Shoppers Drug Mart Corp. (b)	8,237	352,441
SunOpta, Inc. (a)(b)	3,077	22,154

		769,441

DENMARK — 0.9%
Carlsberg A/S (Class B) (b)	3,540	345,128

FINLAND — 0.4%
Kesko Oyj (Class B)	4,440	138,943

FRANCE — 8.6%
Carrefour SA	13,928	381,933
Casino Guichard-Perrachon SA	2,328	245,070
Danone	14,419	1,005,017
L’Oreal SA	5,637	895,398
Pernod — Ricard SA	5,075	633,499

		3,160,917

GERMANY — 2.6%
Beiersdorf AG	3,629	335,706
Henkel AG & Co. KGaA	244	19,301
Henkel AG & Co. KGaA Preference Shares	6,093	587,505

		942,512

GREECE — 0.2%
Coca Cola Hellenic Bottling Co. SA (a)	2,227	59,767

HONG KONG — 0.5%
Pacific Andes International Holdings, Ltd.	1,358,346	66,494
Vitasoy International Holdings, Ltd.	114,000	128,500

		194,994

IRELAND — 0.5%
Kerry Group PLC (Class A)	3,400	202,951

JAPAN — 13.1%
Aeon Co., Ltd.	20,805	268,858
Ajinomoto Co., Inc.	18,728	281,856
Asahi Breweries, Ltd.	16,982	406,217
Calbee, Inc.	200	16,231
FamilyMart Co., Ltd.	400	18,507
Fuji Oil Co., Ltd.	1,400	21,740
Fujicco Co., Ltd.	1,000	11,817
Hokuto Corp.	1,500	27,920
Japan Tobacco, Inc.	24,700	788,130
Kao Corp.	17,274	565,879
Kewpie Corp.	1,600	22,838
KEY Coffee, Inc.	1,700	27,610
Kikkoman Corp.	2,000	35,248
Kirin Holdings Co., Ltd.	19,739	317,226
Lawson, Inc.	3,724	287,162
Lion Corp.	2,000	11,019
MEIJI Holdings Co., Ltd.	1,500	69,639
Nichirei Corp.	37,388	223,087
Nippon Meat Packers, Inc.	1,000	16,496
Oenon Holdings, Inc.	61,000	161,551
Seven & I Holdings Co., Ltd.	18,877	625,419
Shiseido Co., Ltd.	15,193	214,434
Toyo Suisan Kaisha, Ltd.	1,000	30,632
Unicharm Corp.	2,200	130,334
UNY Group Holdings Co., Ltd.	15,000	118,539
Yakult Honsha Co., Ltd.	2,200	89,034
Yamazaki Baking Co., Ltd.	1,000	13,614

		4,801,037

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR (b)	1,127	38,480

NETHERLANDS — 7.8%
DE Master Blenders 1753 NV (a)	5,550	85,877
Heineken NV	7,637	576,632
Koninklijke Ahold NV	31,710	486,793
Unilever NV	42,298	1,735,631

		2,884,933

NORWAY — 0.3%
Marine Harvest (a)	113,502	105,377

SINGAPORE — 1.1%
Golden Agri-Resources, Ltd. (b)	247,075	115,511
Olam International, Ltd. (b)	58,590	81,231
Wilmar International, Ltd. (b)	76,000	211,349

		408,091

SOUTH KOREA — 2.3%
Able C&C Co., Ltd.	247	19,092
Amorepacific Corp.	41	36,003
AMOREPACIFIC Group	37	13,236
Binggrae Co., Ltd.	180	21,275
CJ CheilJedang Corp.	141	44,166
Crown Confectionery Co., Ltd.	100	23,773
Dae Han Flour Mills Co., Ltd.	180	21,355
Daesang Corp.	880	29,818
Dongsuh Co., Inc.	1,061	23,221
Dongwon Industries Co., Ltd.	72	18,929
E-Mart Co., Ltd.	378	74,744
KT&G Corp.	2,257	155,389
LG Household & Health Care, Ltd.	194	107,410
Lotte Confectionery Co., Ltd.	16	26,331
Lotte Samkang Co., Ltd.	49	37,699
Maeil Dairy Industry Co., Ltd.	658	24,011
Namyang Dairy Products Co., Ltd.	18	17,278
NongShim Co., Ltd.	68	19,069

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

ORION Corp.	77	$74,952
Ottogi Corp.	85	24,829
Sajo Industries Co., Ltd. (a)	360	16,825

		829,405

SPAIN — 0.5%
Ebro Puleva SA	9,843	195,910

SWEDEN — 1.0%
Svenska Cellulosa AB	794	20,467
Svenska Cellulosa AB (Class B)	4,888	126,297
Swedish Match AB	7,707	239,792

		386,556

SWITZERLAND — 15.7%
Lindt & Spruengli AG (a)	72	277,751
Nestle SA	75,815	5,496,277

		5,774,028

UNITED KINGDOM — 28.2%
British American Tobacco PLC	44,024	2,357,739
Diageo PLC	59,369	1,870,590
Imperial Tobacco Group PLC	23,060	805,006
J Sainsbury PLC	41,515	238,601
Reckitt Benckiser Group PLC	16,123	1,155,060
SABMiller PLC	20,172	1,061,030
Tate & Lyle PLC	18,083	233,394
Tesco PLC	185,734	1,076,077
Unilever PLC	30,893	1,305,960
William Morrison Supermarkets PLC	63,079	264,551

		10,368,008

TOTAL COMMON STOCKS —
(Cost $32,860,085)		36,438,689

SHORT TERM INVESTMENTS — 1.4%
UNITED STATES — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	397,960	397,960
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)	134,788	134,788

TOTAL SHORT TERM INVESTMENTS —
(Cost $532,748)		532,748

TOTAL INVESTMENTS — 100.5%
(Cost $33,392,833)		36,971,437
OTHER ASSETS & LIABILITIES — (0.5)%		(198,308)

NET ASSETS — 100.0%		$36,773,129

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 5.8%
Aurora Oil & Gas, Ltd. (a)(b)	2,651	$9,121
Karoon Gas Australia, Ltd. (a)	1,394	7,441
Linc Energy, Ltd. (a)(b)	4,351	10,161
Origin Energy, Ltd.	9,667	133,840
Paladin Energy, Ltd. (a)(b)	7,807	8,058
Santos, Ltd.	11,649	150,958
Whitehaven Coal, Ltd. (b)	3,289	7,269
Woodside Petroleum, Ltd.	5,982	223,393
WorleyParsons, Ltd.	3,225	83,013

		633,254

AUSTRIA — 0.6%
OMV AG	1,597	68,032

BERMUDA — 0.9%
Seadrill, Ltd.	2,693	97,747

CANADA — 28.8%
ARC Resources, Ltd. (b)	2,393	63,220
Athabasca Oil Corp. (a)	4,758	42,571
Baytex Energy Corp. (b)	972	40,728
Bonavista Energy Corp. (b)	2,780	40,881
Cameco Corp.	4,729	98,122
Canadian Natural Resources, Ltd.	9,618	308,340
Canadian Oil Sands, Ltd.	3,983	82,095
Cenovus Energy, Inc.	6,912	214,038
Chinook Energy, Inc. (a)	8,978	10,163
Crescent Point Energy Corp. (b)	2,897	109,356
Enbridge, Inc.	7,261	338,053
EnCana Corp.	8,260	160,655
Enerplus Corp. (b)	2,628	38,387
Gran Tierra Energy, Inc. (a)	1,957	11,423
Husky Energy, Inc. (b)	2,979	85,504
Imperial Oil, Ltd. (b)	2,129	87,008
Kelt Exploration, Ltd. (a)(b)	50	327
Keyera Corp. (b)	500	28,097
MEG Energy Corp. (a)	1,060	34,024
Niko Resources, Ltd.	889	5,592
Pacific Rubiales Energy Corp.	2,518	53,138
Paramount Resources, Ltd. (a)	300	11,073
Pembina Pipeline Corp. (b)	2,400	75,831
Pengrowth Energy Corp. (b)	4,200	21,415
Penn West Petroleum, Ltd.	3,154	33,937
PetroBakken Energy, Ltd.	1,353	11,759
Petrobank Energy & Resources, Ltd. (a)	1,225	844
Petrominerales, Ltd. (b)	1,800	10,949
Peyto Exploration & Development Corp. (b)	1,100	29,169
Precision Drilling Corp. (b)	4,802	44,383
ShawCor, Ltd. (Class A)	500	21,197
Suncor Energy, Inc.	13,918	417,013
Talisman Energy, Inc. (b)	9,014	110,196
Tourmaline Oil Corp. (a)	1,060	40,983
TransCanada Corp. (b)	6,950	331,783
Trican Well Service, Ltd. (b)	2,301	33,747
Trilogy Energy Corp.	400	11,536
Uranium One, Inc. (a)	5,549	15,293
Vermilion Energy, Inc. (b)	1,634	84,599

		3,157,429

FINLAND — 0.2%
Neste Oil Oyj	1,284	18,137

FRANCE — 10.3%
Bourbon SA	870	24,114
Compagnie Generale de Geophysique-Veritas (a)	2,107	47,537
Technip SA	1,003	103,010
Total SA	19,811	950,285

		1,124,946

ITALY — 5.4%
ENI SpA	22,397	504,163
Saipem SpA	2,421	74,580
Saras SpA (a)	9,858	11,994

		590,737

JAPAN — 3.1%
Cosmo Oil Co., Ltd. (a)	4,000	8,424
Idemitsu Kosan Co., Ltd.	300	25,910
Inpex Corp.	20	106,360
Japan Petroleum Exploration Co.	200	7,945
JX Holdings, Inc.	27,997	155,142
Showa Shell Sekiyu K.K.	1,500	11,104
TonenGeneral Sekiyu K.K.	3,000	29,483

		344,368

LUXEMBOURG — 1.3%
Subsea 7 SA (b)	2,594	60,708
Tenaris SA (b)	4,194	85,361

		146,069

NETHERLANDS — 10.3%
Fugro NV	463	25,672
Royal Dutch Shell PLC (Class A)	32,496	1,050,524
SBM Offshore NV (a)	3,335	55,287

		1,131,483

NORWAY — 3.4%
Aker Solutions ASA	2,946	54,854
DNO International ASA (a)	5,418	9,382
Golar LNG, Ltd.	260	9,610
Kvaerner ASA	4,946	10,261
Petroleum Geo-Services ASA	2,693	41,555
StatoilHydro ASA	9,188	222,434
TGS Nopec Geophysical Co. ASA	534	20,142

		368,238

PAPUA NEW GUINEA — 1.0%
Oil Search, Ltd.	13,800	106,897

PORTUGAL — 0.3%
Galp Energia SGPS SA (Class B)	2,201	34,537

SINGAPORE — 0.1%
Ezion Holdings, Ltd.	6,000	10,495

SOUTH KOREA — 1.2%
GS Holdings	425	24,485
Hankook Shell Oil Co., Ltd.	35	10,066
S-Oil Corp.	342	28,649

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

SK Innovation Co., Ltd.	453	$65,959

		129,159

SPAIN — 1.4%
Repsol YPF SA	7,724	157,206

SWEDEN — 0.3%
Lundin Petroleum AB (a)	1,602	34,740

UNITED KINGDOM — 25.0%
Afren PLC (a)	9,020	19,421
AMEC PLC	4,642	74,434
BG Group PLC	28,920	495,784
BP PLC	160,131	1,118,252
Cairn Energy PLC (a)	6,734	27,966
John Wood Group PLC	1,348	17,736
Ophir Energy PLC (a)	3,691	25,955
Petrofac, Ltd.	1,227	26,699
Premier Oil PLC (a)	5,155	30,426
Royal Dutch Shell PLC (Class B)	22,216	737,086
Tullow Oil PLC	8,844	165,313

		2,739,072

TOTAL COMMON STOCKS —
(Cost $12,811,378)		10,892,546

SHORT TERM INVESTMENTS — 6.6%
UNITED STATES — 6.6%
MONEY MARKET FUNDS — 6.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	715,413	715,413
State Street Institutional Liquid Reserve Fund 0.13% (d)(e)	2,624	2,624

TOTAL SHORT TERM INVESTMENTS —
(Cost $718,037)		718,037

TOTAL INVESTMENTS — 106.0%
(Cost $13,529,415)		11,610,583
OTHER ASSETS & LIABILITIES — (6.0)%		(658,291)

NET ASSETS — 100.0%		$10,952,292

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 13.9%
AMP, Ltd.	5,339	$29,000
ASX, Ltd.	643	24,260
Australia & New Zealand Banking Group, Ltd.	6,262	186,257
Commonwealth Bank of Australia	3,328	235,968
Macquarie Group, Ltd.	1,384	53,603
National Australia Bank, Ltd.	4,758	152,980
QBE Insurance Group, Ltd.	3,432	48,339
Stockland	15,641	59,519
Westfield Group	7,616	86,150
Westfield Retail Trust	5,042	15,875
Westpac Banking Corp.	6,501	208,479

		1,100,430

AUSTRIA — 0.6%
Erste Group Bank AG (a)	894	24,946
Sparkassen Immobilien AG	4,411	26,553

		51,499

BELGIUM — 0.5%
Ageas	712	24,123
Dexia SA (a)(b)	4,264	274
Groupe Bruxelles Lambert SA	216	16,545

		40,942

BERMUDA — 0.7%
Lancashire Holdings, Ltd.	4,200	51,594

CANADA — 12.8%
Bank of Montreal	1,676	105,481
Bank of Nova Scotia (b)	2,495	145,164
Brookfield Asset Management, Inc. (Class A) (b)	2,353	85,926
Canadian Imperial Bank of Commerce (b)	774	60,704
IGM Financial, Inc. (b)	1,198	53,972
Manulife Financial Corp. (b)	4,739	69,782
National Bank of Canada (b)	792	58,163
Power Corp. of Canada (b)	789	21,202
Royal Bank of Canada (b)	3,296	198,548
Sun Life Financial, Inc. (b)	2,076	56,643
The Toronto-Dominion Bank	1,866	155,349

		1,010,934

DENMARK — 0.9%
Danske Bank A/S (a)	2,840	50,876
Sydbank A/S (a)	1,188	24,372

		75,248

FINLAND — 1.1%
Pohjola Bank PLC (b)	3,436	50,034
Technopolis Oyj	7,391	35,495

		85,529

FRANCE — 4.5%
AXA SA	4,882	84,067
BNP Paribas	2,878	147,973
Credit Agricole SA (a)	2,754	22,725
Societe Generale (a)	1,325	43,608
Unibail-Rodamco SE	239	55,764

		354,137

GERMANY — 5.4%
Allianz SE	1,240	168,702
Commerzbank AG (a)(b)	3,360	4,940
Deutsche Bank AG	2,195	85,728
Deutsche Beteiligungs AG (b)	1,667	40,275
Deutsche Boerse AG	256	15,531
Muenchener Rueckversicherungs- Gesellschaft AG	581	108,851

		424,027

HONG KONG — 6.7%
AIA Group, Ltd.	11,000	48,179
Bank of East Asia, Ltd. (b)	12,979	51,163
Cheung Kong Holdings, Ltd.	7,967	117,617
Hang Lung Properties, Ltd.	8,922	33,331
Hong Kong Exchanges and Clearing, Ltd. (b)	2,603	44,330
New World Development Co., Ltd.	23,371	39,561
Sun Hung Kai Properties, Ltd.	7,228	97,396
The Link REIT	4,445	24,221
Wharf Holdings, Ltd.	7,933	70,718

		526,516

ITALY — 2.0%
Assicurazioni Generali SpA	3,331	51,927
Banca Monte dei Paschi di Siena SpA (a)	21,407	5,085
Banca Popolare dell’Etruria e del Lazio	6,503	3,110
Banco Popolare Societa Cooperativa (a)	6,882	8,691
Intesa Sanpaolo SpA	19,338	28,358
UBI Banca ScPA	3,285	12,123
UniCredit SpA (a)	11,348	48,525

		157,819

JAPAN — 15.8%
Chuo Mitsui Trust Holdings, Inc.	14,933	70,361
Daiwa Securities Group, Inc.	7,900	55,120
Mitsubishi Estate Co., Ltd.	7,000	193,278
Mitsubishi UFJ Financial Group, Inc.	28,649	170,029
Mizuho Financial Group, Inc.	41,525	87,891
MS&AD Insurance Group Holdings, Inc.	1,686	37,048
NKSJ Holdings, Inc.	1,500	31,334
Nomura Holdings, Inc.	11,196	68,710
ORIX Corp.	3,970	50,290
Resona Holdings, Inc.	4,156	21,571
Sumitomo Mitsui Financial Group, Inc.	3,269	131,254
T&D Holdings, Inc.	3,300	39,872
The Bank of Yokohama, Ltd.	6,000	34,780
The Dai-ichi Life Insurance Co., Ltd.	23	30,945
The Shizuoka Bank, Ltd.	8,000	90,194
Tokai Tokyo Financial Holdings, Inc.	8,922	64,813
Tokio Marine Holdings, Inc.	2,479	69,872

		1,247,362

NETHERLANDS — 1.1%
Aegon NV	4,479	26,980
ING Groep NV (a)	7,997	56,859

		83,839

NEW ZEALAND — 0.8%
Precinct Properties	68,938	59,792

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.4%
SpareBank 1 SR Bank ASA	4,136	$35,457

PORTUGAL — 0.0% (c)
BANIF — Banco Internacional do Funchal SA (a)	8,326	1,304

SINGAPORE — 3.0%
CapitaLand, Ltd. (b)	8,922	25,387
Hong Leong Finance, Ltd.	15,867	35,556
Oversea-Chinese Banking Corp., Ltd.	6,366	54,649
United Overseas Bank, Ltd.	7,355	120,824

		236,416

SOUTH KOREA — 0.8%
KB Financial Group, Inc. ADR (a)	771	25,818
Shinhan Financial Group Co., Ltd. ADR (a)	959	34,903

		60,721

SPAIN — 3.5%
Banco Bilbao Vizcaya Argentaria SA	11,611	100,834
Banco de Sabadell SA (a)(b)	12,109	22,266
Banco Popular Espanol SA (a)	19,497	14,471
Banco Santander SA	19,541	131,535
Bolsas y Mercados Espanoles (b)	470	11,564

		280,670

SWEDEN — 3.6%
Investor AB	1,229	35,574
Kinnevik Investment AB (Class B)	720	17,485
Nordea Bank AB	8,087	91,790
Skandinaviska Enskilda Banken AB (Class A) (b)	6,350	63,920
Svenska Handelsbanken AB (Class A) (b)	1,785	76,457

		285,226

SWITZERLAND — 6.0%
Credit Suisse Group AG (a)	2,896	76,181
GAM Holding AG (a)	983	16,661
Julius Baer Group, Ltd. (a)	886	34,534
Swiss Re AG (a)	1,279	104,270
UBS AG (a)	8,085	124,227
Valiant Holding AG (a)	56	4,997
Zurich Insurance Group AG (a)	405	112,996

		473,866

UNITED KINGDOM — 15.1%
Aviva PLC	8,413	37,839
Barclays PLC	25,999	114,941
British Land Co. PLC	4,527	37,360
HSBC Holdings PLC	38,316	408,721
Land Securities Group PLC	4,022	50,629
Lloyds Banking Group PLC (a)	90,673	67,038
Man Group PLC	6,730	9,110
Old Mutual PLC	11,041	33,983
Provident Financial PLC	2,509	59,585
Prudential PLC	7,900	127,755
Resolution, Ltd.	4,331	17,921
Royal Bank of Scotland Group PLC (a)	4,751	19,875
RSA Insurance Group PLC	22,685	40,095
Standard Chartered PLC	4,097	105,976
Standard Life PLC	11,404	63,257

		1,194,085

TOTAL COMMON STOCKS —
(Cost $8,678,115)		7,837,413

SHORT TERM INVESTMENTS — 5.2%
UNITED STATES — 5.2%
MONEY MARKET FUNDS — 5.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	396,636	396,636
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)	13,774	13,774

TOTAL SHORT TERM INVESTMENTS —
(Cost $410,410)		410,410

TOTAL INVESTMENTS — 104.4%
(Cost $9,088,525)		8,247,823
OTHER ASSETS & LIABILITIES — (4.4)%		(347,668)

NET ASSETS — 100.0%		$7,900,155

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 4.9%
Ansell, Ltd. (a)	3,303	$55,337
Cochlear, Ltd.	2,274	161,330
CSL, Ltd.	14,536	897,601
Mesoblast, Ltd. (a)(b)	4,463	28,615
Primary Health Care, Ltd. (a)	11,545	59,700
Ramsay Health Care, Ltd.	6,547	220,466
Sigma Pharmaceuticals, Ltd.	33,032	25,484
Sonic Healthcare, Ltd.	14,499	210,565

		1,659,098

BELGIUM — 1.1%
ThromboGenics NV (b)	3,845	185,596
UCB SA	2,909	186,025

		371,621

CANADA — 2.9%
Catamaran Corp. (b)	5,885	311,816
CML HealthCare, Inc. (a)	2,551	18,230
Valeant Pharmaceuticals International, Inc. (b)	8,419	631,953

		961,999

DENMARK — 5.8%
Coloplast A/S (Class B)	4,705	253,586
GN Store Nord A/S	5,566	99,230
H. Lundbeck A/S	4,445	82,001
Novo Nordisk A/S (Class B)	8,800	1,432,435
William Demant Holding (a)(b)	1,110	93,171

		1,960,423

FINLAND — 0.4%
Orion Oyj (Class A)	1,208	31,505
Orion Oyj (Class B) (a)	3,859	101,535

		133,040

FRANCE — 9.9%
bioMerieux	623	58,856
Essilor International SA	6,531	727,525
Orpea	822	34,289
Sanofi	24,217	2,465,062
Virbac SA	127	29,305

		3,315,037

GERMANY — 9.8%
Bayer AG	16,660	1,721,502
Celesio AG	3,876	72,916
Fresenius Medical Care AG & Co. KGaA	5,846	395,235
Fresenius SE	3,656	452,050
Gerresheimer AG	1,887	108,615
Merck KGaA	2,342	353,966
Rhoen-Klinikum AG	3,547	75,403
Stada Arzneimittel AG	2,950	120,992

		3,300,679

IRELAND — 0.8%
Elan Corp. PLC (b)	21,596	248,723
United Drug PLC	6,474	26,670

		275,393

ISRAEL — 3.2%
Teva Pharmaceutical Industries, Ltd.	26,993	1,063,603

ITALY — 0.2%
DiaSorin SpA (a)	754	26,432
Recordati SpA	2,936	26,617
Sorin SpA (b)	9,217	23,695

		76,744

JAPAN — 17.1%
Alfresa Holdings Corp.	1,500	81,206
Astellas Pharma, Inc.	13,400	721,166
Chugai Pharmaceutical Co., Ltd.	6,025	136,687
Daiichi Sankyo Co., Ltd.	18,500	357,131
Dainippon Sumitomo Pharma Co., Ltd.	4,900	91,465
Eisai Co., Ltd.	8,300	370,772
Hisamitsu Pharmaceutical Co., Inc.	2,300	125,739
Kaken Pharmaceutical Co., Ltd.	2,000	36,673
Kissei Pharmaceutical Co., Ltd.	1,200	25,271
KYORIN Holdings, Inc.	1,800	43,995
Kyowa Hakko Kirin Co., Ltd.	15,422	176,167
M3, Inc.	6	11,608
Medipal Holdings Corp.	8,400	118,915
Miraca Holdings, Inc.	1,700	82,903
Mitsubishi Tanabe Pharma Corp.	7,100	109,120
Mochida Pharmaceutical Co., Ltd.	2,000	25,846
Nichi-iko Pharmaceutical Co., Ltd.	1,100	25,026
Nihon Kohden Corp.	1,300	45,352
Nikkiso Co., Ltd.	2,000	24,399
Nippon Shinyaku Co., Ltd.	2,000	28,419
Nipro Corp.	3,400	30,268
Olympus Corp. (b)	7,800	183,427
Ono Pharmaceutical Co., Ltd.	3,300	201,117
Otsuka Holdings Co., Ltd.	14,900	522,974
Rohto Pharmaceutical Co., Ltd.	3,000	41,098
Santen Pharmaceutical Co., Ltd.	2,300	108,860
Sawai Pharmaceutical Co., Ltd.	400	47,734
Shionogi & Co., Ltd.	8,100	167,393
Ship Healthcare Holdings, Inc.	1,000	34,833
Suzuken Co., Ltd.	1,900	70,730
Sysmex Corp.	2,300	141,640
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	101,553
Takeda Pharmaceutical Co., Ltd.	21,200	1,134,184
Terumo Corp.	5,200	223,995
Toho Holdings Co., Ltd.	1,900	43,974
Tsumura & Co.	1,600	59,136

		5,750,776

LUXEMBOURG — 0.2%
Eurofins Scientific	223	46,905

NETHERLANDS — 0.6%
QIAGEN NV (b)	9,069	189,356

NEW ZEALAND — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	41,343	90,771
Ryman Healthcare, Ltd.	11,444	48,334

		139,105

NORWAY — 0.1%
Algeta ASA (b)	1,220	41,102

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 0.1%
Biosensors International Group, Ltd. (b)	39,000	$41,025

SPAIN — 0.9%
Grifols SA (b)	6,737	250,229
Grifols SA (Class B) (b)	1,631	46,872

		297,101

SWEDEN — 1.6%
Elekta AB (Class B)	13,224	201,248
Getinge AB (Class B) (a)	6,590	201,694
Meda AB (Class A)	9,995	118,750

		521,692

SWITZERLAND — 24.4%
Actelion, Ltd. (b)	3,274	178,230
Galenica AG	182	110,032
Lonza Group AG (b)	1,887	122,751
Nobel Biocare Holding AG (a)(b)	4,833	48,486
Novartis AG	54,522	3,883,530
Roche Holding AG (c)	820	192,411
Roche Holding AG (c)	14,642	3,417,162
Sonova Holding AG (b)	1,433	172,363
Straumann Holding AG (a)	403	54,431
Tecan Group AG (b)	307	28,854

		8,208,250

UNITED KINGDOM — 14.7%
AstraZeneca PLC	29,252	1,465,563
BTG PLC (b)	9,427	51,074
Dechra Pharmaceuticals PLC	2,496	28,406
Genus PLC	6,133	146,954
GlaxoSmithKline PLC	100,337	2,344,009
Hikma Pharmaceuticals PLC	3,962	62,206
Shire PLC	16,145	491,288
Smith & Nephew PLC	29,189	336,848
Synergy Health PLC	1,673	25,860

		4,952,208

TOTAL COMMON STOCKS —
(Cost $28,869,147)		33,305,157

SHORT TERM INVESTMENTS — 1.0%
UNITED STATES — 1.0%
MONEY MARKET FUNDS — 1.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	333,557	333,557
State Street Institutional Liquid Reserves Fund 0.13% (d)(f)	7,164	7,164

TOTAL SHORT TERM INVESTMENTS —
(Cost $340,721)		340,721

TOTAL INVESTMENTS — 100.1%
(Cost $29,209,868)		33,645,878
OTHER ASSETS & LIABILITIES — (0.1)%		(19,924)

NET ASSETS — 100.0%		$33,625,954

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	Investments of cash collateral for securities loaned.
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 4.4%
Bradken, Ltd. (a)	4,240	$28,777
Brambles, Ltd.	8,011	70,740
GWA International, Ltd. (a)	26,882	70,625
Leighton Holdings, Ltd.	1,956	41,886
Qantas Airways, Ltd. (b)	16,794	31,253
Seek, Ltd. (a)	6,501	68,454
Toll Holdings, Ltd.	9,126	56,420
Transurban Group	17,312	115,150

		483,305

AUSTRIA — 0.5%
Andritz AG	376	25,271
Zumtobel AG	2,658	30,718

		55,989

CANADA — 4.5%
Bombardier, Inc. (Class B)	7,617	30,215
CAE, Inc.	4,562	44,589
Canadian National Railway Co. (a)	2,263	227,425
Canadian Pacific Railway, Ltd. (a)	722	94,191
SNC-Lavalin Group, Inc.	1,432	59,933
Toromont Industries, Ltd.	1,627	37,330

		493,683

DENMARK — 1.3%
A P Moller — Maersk A/S	9	70,382
FLSmidth & Co. A/S (a)	549	33,296
NKT Holding A/S (a)	768	28,521
Vestas Wind Systems A/S (b)	1,675	13,416

		145,615

FINLAND — 3.0%
Kone Oyj (Class B)	1,956	154,092
Metso Oyj	1,293	55,107
Wartsila Oyj (a)	1,813	81,599
YIT Oyj	1,876	39,146

		329,944

FRANCE — 6.7%
Air France-KLM (a)(b)	2,718	25,688
Alstom SA	1,437	58,587
Bouygues SA	1,236	33,584
Bureau Veritas SA	278	34,663
Compagnie de Saint-Gobain	2,215	82,256
Eiffage SA	594	25,178
Legrand SA	1,264	55,218
Safran SA	1,092	48,791
Schneider Electric SA	2,825	206,772
Vallourec SA (a)	743	35,778
Vinci SA	3,060	138,097

		744,612

GERMANY — 8.7%
Brenntag AG	264	41,290
Deutsche Lufthansa AG	3,208	62,759
Deutsche Post AG	4,980	114,947
GEA Group AG	1,743	57,544
Hochtief AG (b)	557	36,291
Kloeckner & Co. SE (b)	1,478	20,972
MAN SE	712	76,681
Pfeiffer Vacuum Technology AG	457	50,497
SGL Carbon AG	824	32,489
Siemens AG	4,291	463,011

		956,481

GREECE — 0.1%
DryShips, Inc. (b)	7,620	15,545

HONG KONG — 3.1%
Cathay Pacific Airways, Ltd.	17,000	29,083
Hopewell Highway Infrastructure, Ltd.	131,500	65,219
Hutchison Whampoa, Ltd.	14,000	145,904
MTR Corp., Ltd.	7,000	27,819
Noble Group, Ltd.	39,131	38,323
Pacific Basin Shipping, Ltd.	57,000	33,851

		340,199

IRELAND — 0.3%
DCC PLC	926	32,640

ITALY — 1.2%
Ansaldo STS SpA	2,501	25,050
Atlantia SpA	1,659	26,246
Autostrada Torino-Milano SpA	1,799	21,057
Fiat Industrial SpA	4,265	48,030
Finmeccanica SpA (b)	2,978	14,340

		134,723

JAPAN — 28.1%
Asahi Glass Co., Ltd.	8,000	54,882
Central Japan Railway Co.	1,000	105,509
Dai Nippon Printing Co., Ltd.	3,000	28,271
Daikin Industries, Ltd.	1,700	66,720
East Japan Railway Co.	1,800	147,798
FANUC Corp.	1,000	154,116
Furukawa Electric Co., Ltd.	10,000	22,336
Futaba Corp.	1,800	19,049
Hankyu Hanshin Holdings, Inc.	10,000	60,519
IHI Corp.	24,000	73,006
ITOCHU Corp.	9,400	113,076
JGC Corp.	3,000	75,909
Kajima Corp.	15,000	40,842
Kamigumi Co., Ltd.	3,000	27,920
Kawasaki Heavy Industries, Ltd.	18,000	56,477
Kawasaki Kisen Kaisha, Ltd. (b)	10,000	21,166
Keikyu Corp.	3,000	31,429
Kintetsu Corp.	9,000	41,736
Kokuyo Co., Ltd.	6,600	50,683
Komatsu, Ltd.	5,500	131,562
Kubota Corp.	7,000	99,617
LIXIL Group Corp.	1,400	27,666
Makita Corp.	700	31,828
Marubeni Corp.	10,000	74,771
Meitic Corp.	100	2,492
MISUMI Group, Inc.	2,600	71,734
Mitsubishi Corp.	8,200	152,017
Mitsubishi Electric Corp.	10,000	80,515
Mitsubishi Heavy Industries, Ltd.	24,000	136,567
Mitsui & Co., Ltd.	9,800	136,858
Mitsui OSK Lines, Ltd. (b)	9,000	29,579
Nidec Corp.	600	35,929
Nippon Sheet Glass Co., Ltd. (b)	10,000	11,274

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Nippon Yusen K.K.	10,000	$25,846
Odakyu Electric Railway Co., Ltd.	3,000	37,364
Park24 Co., Ltd.	600	11,768
Secom Co., Ltd.	2,200	113,486
SMC Corp.	300	58,009
Sojitz Corp.	21,600	33,312
Sumitomo Corp.	7,900	98,981
Sumitomo Electric Industries, Ltd.	5,700	70,386
Sumitomo Heavy Industries, Ltd.	8,000	32,419
THK Co., Ltd.	2,500	48,341
Tobu Railway Co., Ltd.	3,000	17,135
Tokyu Corp.	14,000	105,573
Toppan Printing Co., Ltd.	3,000	21,570
Toyota Tsusho Corp.	1,400	36,318
West Japan Railway Co.	1,400	67,230
Yamato Holdings Co., Ltd.	5,800	107,339

		3,098,930

NETHERLANDS — 4.1%
Aalberts Industries NV	486	10,887
European Aeronautic Defence and Space Co. NV	2,940	149,878
Koninklijke BAM Groep NV	2,968	12,043
Koninklijke Philips Electronics NV	6,212	184,145
Koninklijke Vopak NV	341	20,593
PostNL NV (b)	3,579	7,169
Randstad Holding NV	1,221	50,078
TNT Express NV	2,078	15,258

		450,051

NORWAY — 0.4%
Orkla ASA	5,255	42,076

SINGAPORE — 4.0%
Jardine Matheson Holdings, Ltd.	1,914	124,601
Jardine Strategic Holdings, Ltd.	1,500	59,370
K-Green Trust	53,800	47,920
Keppel Corp., Ltd.	14,200	128,196
Neptune Orient Lines, Ltd. (a)(b)	33,750	32,238
SembCorp Industries, Ltd.	3,000	12,550
SembCorp Marine, Ltd. (a)	2,000	7,142
Singapore Airlines, Ltd. (a)(c)	2,000	17,524
Singapore Airlines, Ltd. (c)	1,000	8,834

		438,375

SOUTH KOREA — 2.3%
Daelim Industrial Co., Ltd.	225	18,544
GS Engineering & Construction Corp.	333	16,551
Hyundai Engineering & Construction Co., Ltd.	374	22,489
Hyundai Heavy Industries Co., Ltd.	350	66,376
LG Corp.	320	18,781
Samsung C&T Corp.	738	45,437
Samsung Engineering Co., Ltd.	144	16,890
Samsung Heavy Industries Co., Ltd.	740	23,146
SK Holdings Co., Ltd.	162	24,826

		253,040

SPAIN — 1.3%
Abertis Infraestructuras SA (a)	2,390	40,235
ACS, Actividades de Construccion y Servicios SA	1,717	40,138
Ferrovial SA	2,060	32,748
International Consolidated Airlines Group SA (b)	8,104	31,158

		144,279

SWEDEN — 7.5%
Alfa Laval AB	3,608	83,291
Assa Abloy AB (Class B)	1,581	64,704
Atlas Copco AB	3,301	93,923
Atlas Copco AB (Class B)	1,994	50,479
B&B Tools AB	2,318	30,303
Sandvik AB	6,554	101,001
Scania AB (Class B)	1,573	32,974
Securitas AB (Class B)	4,903	46,263
Skanska AB (Class B)	2,103	38,101
SKF AB (Class B)	2,031	49,635
Trelleborg AB (Class B)	5,941	81,686
Volvo AB (Class A)	5,303	77,278
Volvo AB (Class B)	5,700	83,063

		832,701

SWITZERLAND — 7.0%
ABB, Ltd.	12,820	289,853
Adecco SA	1,245	68,367
Geberit AG	431	106,367
Kuehne & Nagel International AG	486	53,119
Schindler Holding AG	246	36,136
SGS SA	49	120,462
Wolseley PLC	1,947	96,764

		771,068

UNITED KINGDOM — 10.4%
Aggreko PLC	2,346	63,480
Babcock International Group PLC	4,294	70,940
BAE Systems PLC	16,730	100,167
Bunzl PLC	1,692	33,271
Capita Group PLC	3,404	46,468
De La Rue PLC	517	7,662
Experian PLC	9,328	161,471
FirstGroup PLC	6,837	20,877
G4S PLC	7,066	31,265
IMI PLC	1,640	32,249
Intertek Group PLC	822	42,350
Invensys PLC	6,404	34,112
Meggitt PLC	3,994	29,778
Melrose Industries PLC	6,469	26,080
Rentokil Initial PLC	27,290	41,521
Rolls-Royce Holdings PLC	13,938	239,155
Serco Group PLC	6,054	57,638
Smiths Group PLC	3,539	67,549
The Weir Group PLC	1,060	36,425

		1,142,458

TOTAL COMMON STOCKS —
(Cost $11,784,142)		10,905,714

SHORT TERM INVESTMENTS — 3.3%
UNITED STATES — 3.3%
MONEY MARKET FUNDS — 3.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	321,582	321,582

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserve Fund 0.13% (e)(f)	44,500	$44,500

TOTAL SHORT TERM INVESTMENTS —
(Cost $366,082)		366,082

TOTAL INVESTMENTS — 102.2%
(Cost $12,150,224)		11,271,796
OTHER ASSETS & LIABILITIES — (2.2)%		(243,414)

NET ASSETS — 100.0%		$11,028,382

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 15.3%
Alumina, Ltd. (a)(b)	15,157	$17,540
Amcor, Ltd.	5,196	50,271
Arrium, Ltd.	16,776	15,216
BHP Billiton, Ltd.	19,784	675,701
BlueScope Steel, Ltd. (a)(b)	4,040	21,102
Boral, Ltd.	14,696	75,228
Fortescue Metals Group, Ltd. (b)	11,178	45,915
Iluka Resources, Ltd. (b)	4,596	44,801
Incitec Pivot, Ltd. (b)	11,058	35,623
Mineral Deposits, Ltd. (a)	871	3,423
Newcrest Mining, Ltd.	4,783	99,980
Orica, Ltd.	3,977	101,375
OZ Minerals, Ltd. (b)	3,212	17,848
Rio Tinto, Ltd. (b)	3,067	182,897
Sims Metal Management, Ltd. (b)	2,260	23,632

		1,410,552

AUSTRIA — 0.9%
RHI AG	1,586	51,434
Voestalpine AG	1,083	33,314

		84,748

BELGIUM — 2.0%
Solvay SA	449	60,914
Tessenderlo Chemie NV (a)(c)(d)	116	0
Tessenderlo Chemie NV (c)	1,780	47,428
Umicore	1,627	76,560

		184,902

CANADA — 17.0%
Agnico-Eagle Mines, Ltd.	1,324	54,305
Agrium, Inc.	1,326	129,291
Alacer Gold Corp. (a)(b)	1,106	4,463
Alamos Gold, Inc.	688	9,447
AuRico Gold, Inc. (a)(b)	1,996	12,574
Barrick Gold Corp.	6,588	193,500
Centerra Gold, Inc.	964	5,741
Detour Gold Corp. (a)	817	15,705
Eldorado Gold Corp.	5,586	53,388
First Quantum Minerals, Ltd. (b)	2,998	57,012
Franco-Nevada Corp.	1,000	45,642
Goldcorp, Inc.	5,929	199,472
HudBay Minerals, Inc.	1,388	13,348
IAMGOLD Corp.	2,325	16,775
Inmet Mining Corp.	496	33,028
Kinross Gold Corp.	7,463	59,060
Lundin Mining Corp. (a)(b)	11,386	49,760
New Gold, Inc. (a)	2,068	18,808
Osisko Mining Corp. (a)	2,651	15,735
Pan American Silver Corp. (b)	1,366	22,454
Potash Corp. of Saskatchewan, Inc. (b)	6,353	249,505
SEMAFO, Inc.	2,756	6,890
Sherritt International Corp. (b)	3,252	16,133
Silver Wheaton Corp.	2,287	71,585
Tanzanian Royalty Exploration Corp. (a)(b)	1,106	4,322
Teck Resources, Ltd. (Class B) (b)	3,617	101,822
Thompson Creek Metals Co., Inc. (a)(b)	875	2,644
Turquoise Hill Resources, Ltd. (a)	5,795	36,905
Yamana Gold, Inc. (b)	4,910	75,635

		1,574,949

CHINA — 0.0% (e)
China Sandi Holdings, Ltd. (a)(d)	15,400	1,170

DENMARK — 1.0%
Novozymes A/S, (Class B)	2,827	96,027

FINLAND — 1.4%
Rautaruukki Oyj	981	6,238
Stora Enso Oyj	8,513	55,041
UPM-Kymmene Oyj	6,010	67,180

		128,459

FRANCE — 4.3%
Air Liquide SA	2,225	270,798
Arkema	399	36,362
Eramet	28	3,035
Lafarge SA	1,297	86,322

		396,517

GERMANY — 10.2%
BASF SE	5,551	486,987
HeidelbergCement AG	452	32,538
K+S AG	1,305	60,805
Lanxess AG	922	65,495
Linde AG	1,099	204,698
Salzgitter AG	499	20,066
ThyssenKrupp AG (a)	3,463	70,549

		941,138

HONG KONG — 0.0% (e)
China Mining Resources Group, Ltd. (a)(f)	160,000	1,793

IRELAND — 1.2%
CRH PLC	5,185	114,652

ISRAEL — 0.4%
Israel Chemicals, Ltd.	2,640	34,142

ITALY — 0.1%
Buzzi Unicem SpA (b)	739	11,378

JAPAN — 14.1%
Asahi Kasei Corp.	15,833	105,755
Denki Kagaku Kogyo Kabushiki Kaisha	10,855	38,562
JFE Holdings, Inc.	4,356	81,866
JSR Corp.	3,073	62,493
Kobe Steel, Ltd. (a)	34,641	40,160
Mitsubishi Chemical Holdings Corp.	10,902	50,440
Mitsubishi Materials Corp.	15,866	45,225
Mitsui Chemicals, Inc.	11,876	25,894
Mitsui Mining & Smelting Co., Ltd.	11,809	30,270
Nippon Steel Corp.	74,506	186,225
Nitto Denko Corp.	1,976	117,064
Shin-Etsu Chemical Co., Ltd.	2,867	190,585
Sumitomo Chemical Co., Ltd.	13,838	43,124
Sumitomo Metal Mining Co., Ltd.	3,927	56,094
Taiheiyo Cement Corp.	26,744	62,864
Teijin, Ltd.	19,805	45,921
Toray Industries, Inc.	13,838	93,607
Ube Industries, Ltd.	15,866	31,219

		1,307,368

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 0.9%
APERAM (b)	409	$5,034
ArcelorMittal	5,720	73,818

		78,852

NETHERLANDS — 2.8%
Akzo Nobel NV	2,282	145,109
Koninklijke DSM NV	1,983	115,631

		260,740

NORWAY — 0.9%
Norsk Hydro ASA	4,272	18,487
Yara International ASA	1,477	67,006

		85,493

PORTUGAL — 0.4%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	4,209	38,104

SOUTH KOREA — 3.3%
Korea Zinc Co., Ltd.	105	33,314
LG Chem, Ltd.	333	80,212
POSCO ADR	2,544	186,945

		300,471

SWEDEN — 0.9%
Boliden AB	3,754	60,565
SSAB AB, (Series A)	2,970	22,684

		83,249

SWITZERLAND — 7.0%
Givaudan SA	86	105,893
Glencore International PLC (b)	26,500	143,291
Holcim, Ltd.	1,654	132,135
Syngenta AG	629	263,038

		644,357

UNITED KINGDOM — 15.3%
Anglo American PLC	9,065	232,900
Antofagasta PLC	4,444	66,400
BHP Billiton PLC	13,253	385,375
Johnson Matthey PLC	1,551	54,168
Lonmin PLC (a)(b)	1,756	7,757
Randgold Resources, Ltd.	956	82,453
Rio Tinto PLC	8,113	380,047
Vedanta Resources PLC	934	14,253
Xstrata PLC	11,546	187,242

		1,410,595

TOTAL COMMON STOCKS —
(Cost $12,945,184)		9,189,656

SHORT TERM INVESTMENTS — 5.1%
UNITED STATES — 5.1%
MONEY MARKET FUNDS — 5.1%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	463,714	463,714
State Street Institutional Liquid Reserve Fund 0.13% (h)(i)	10,084	10,084

TOTAL SHORT TERM INVESTMENTS —
(Cost $473,798)		473,798

TOTAL INVESTMENTS — 104.5%
(Cost $13,418,982)		9,663,454
OTHER ASSETS & LIABILITIES — (4.5)%		(414,511)

NET ASSETS — 100.0%		$9,248,943

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (Note 2)
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 1.0%
Computershare, Ltd.	11,485	$122,132
Iress, Ltd. (a)	5,683	46,095

		168,227

BELGIUM — 0.5%
Barco NV	881	77,211

CANADA — 2.8%
CGI Group, Inc. (Class A) (b)	6,713	182,436
MacDonald, Dettwiler & Associates, Ltd.	893	61,089
Open Text Corp. (b)	1,477	87,287
Research In Motion, Ltd. (a)(b)	8,757	130,069

		460,881

DENMARK — 0.5%
SimCorp A/S (a)	330	88,674

FINLAND — 1.9%
F-Secure Oyj	14,805	32,319
Nokia Oyj (a)	63,554	205,983
Tieto Oyj	3,268	69,241

		307,543

FRANCE — 2.9%
Alcatel-Lucent (b)	43,530	58,748
Atos Origin SA	1,209	83,352
Cap Gemini SA	2,938	133,930
Dassault Systemes SA	927	107,347
Groupe Steria SCA	912	12,343
Neopost SA (a)	879	52,751
UbiSoft Entertainment SA (b)	2,967	32,118

		480,589

GERMANY — 10.6%
Aixtron SE (a)	2,668	38,748
Dialog Semiconductor PLC (a)(b)	1,132	15,045
Infineon Technologies AG	21,595	170,817
SAP AG	16,269	1,305,688
Software AG	1,040	40,278
United Internet AG	4,864	118,484
Wincor Nixdorf AG	1,087	54,088

		1,743,148

HONG KONG — 1.0%
ASM Pacific Technology, Ltd.	8,149	89,545
GCL Poly Energy Holdings, Ltd. (a)	107,000	21,779
VTech Holdings, Ltd. (a)	4,571	55,734

		167,058

ISRAEL — 0.7%
Ituran Location and Control, Ltd.	3,054	48,017
Mellanox Technologies, Ltd. (b)	467	25,828
NICE Systems, Ltd. (b)	1,242	45,692

		119,537

JAPAN — 34.2%
Advantest Corp.	3,378	48,360
Alps Electric Co., Ltd.	5,963	39,259
Anritsu Corp.	1,000	15,454
Azbil Corp.	2,586	54,404
Brother Industries, Ltd.	5,763	60,315
Canon, Inc.	21,773	787,367
Citizen Holdings Co., Ltd.	7,155	37,594
Dainippon Screen Manufacturing Co., Ltd. (b)	8,937	41,254
DeNA Co., Ltd.	2,300	62,503
FUJIFILM Holdings Corp.	8,248	161,065
Fujitsu, Ltd.	33,784	139,419
Gree, Inc.	2,300	28,450
Hirose Electric Co., Ltd.	794	107,336
Hitachi High-Technologies Corp.	2,584	54,417
Hitachi, Ltd.	75,549	436,323
Horiba, Ltd.	2,186	66,938
Hoya Corp.	7,455	138,919
Ibiden Co., Ltd.	3,179	49,568
IT Holdings Corp.	3,179	42,028
Japan Digital Laboratory Co., Ltd.	2,783	34,395
Kakaku.com, Inc.	800	19,706
Keyence Corp.	794	241,781
Konami Corp.	2,385	48,070
Konica Minolta Holdings, Inc.	9,933	72,686
Kyocera Corp.	2,584	242,130
Mitsumi Electric Co., Ltd. (b)	3,179	17,447
Murata Manufacturing Co., Ltd.	3,379	251,934
NEC Corp.	63,710	166,017
Nexon Co., Ltd.	2,200	21,410
Nintendo Co., Ltd.	1,988	213,770
Nippon Electric Glass Co., Ltd.	9,933	50,500
Nomura Research Institute, Ltd.	3,179	81,690
NTT Data Corp.	32	106,701
Obic Co., Ltd.	388	89,592
Oki Electric Industry Co., Ltd. (b)	35,776	44,520
Omron Corp.	4,372	107,882
Ricoh Co., Ltd.	10,933	116,749
Rohm Co., Ltd.	2,186	80,214
SCSK Corp.	3,200	62,455
Seiko Epson Corp.	3,179	30,870
SRA Holdings	9,100	102,014
Sumco Corp.	3,378	39,162
Taiyo Yuden Co., Ltd.	2,584	32,650
TDK Corp.	2,385	82,950
Tokyo Electron, Ltd.	3,179	140,827
Toshiba Corp.	67,580	339,266
Trend Micro, Inc.	2,187	62,270
Wacom Co., Ltd.	8	31,780
Yahoo! Japan Corp.	360	165,795
Yaskawa Electric Corp.	9,933	98,569
Yokogawa Electric Corp.	7,949	79,980

		5,646,755

NETHERLANDS — 4.2%
ASM International NV	1,505	50,063
ASML Holding NV	6,085	409,987
Gemalto NV	1,814	158,513
NXP Semiconductor NV (b)	872	26,387
VistaPrint NV (a)(b)	1,376	53,196

		698,146

SINGAPORE — 1.2%
Flextronics International, Ltd. (a)(b)	16,839	113,832

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Venture Corp., Ltd.	11,925	$83,242

		197,074

SOUTH KOREA — 24.4%
Ahnlab, Inc.	151	9,622
Com2uSCorp (b)	186	8,626
Daou Technology, Inc.	710	11,327
Daum Communications Corp.	160	13,187
GemVax & Kael Co., Ltd. (b)	322	11,938
Interflex Co., Ltd. (b)	189	6,625
LG Display Co., Ltd. ADR (b)	10,879	156,759
LG Innotek Co., Ltd. (b)	185	13,153
NCSoft Corp.	226	31,891
NHN Corp.	669	166,559
OPTRON-TEC, Inc. (b)	1,354	19,350
Partron Co., Ltd.	874	21,210
Sam Young Electronics Co., Ltd.	2,270	18,403
Samsung Electro-Mechanics Co., Ltd.	790	70,295
Samsung Electronics Co., Ltd. GDR	4,663	3,168,814
Samsung SDI Co., Ltd.	498	62,888
Seoul Semiconductor Co., Ltd.	572	14,858
SK C&C Co., Ltd.	276	23,963
SK Hynix, Inc. (b)	7,450	192,511

		4,021,979

SPAIN — 1.3%
Amadeus IT Holding SA	6,630	179,424
Indra Sistemas SA (a)	2,788	33,294

		212,718

SWEDEN — 4.8%
Hexagon AB, (Class B)	3,509	95,793
Telefonaktiebolaget LM Ericsson (Class B)	56,038	699,829

		795,622

SWITZERLAND — 1.1%
Logitech International SA (a)(b)	3,653	24,804
STMicroelectronics NV	14,242	109,363
Temenos Group AG (b)	1,812	43,150

		177,317

UNITED KINGDOM — 5.8%
ARM Holdings PLC	29,897	418,108
Aveva Group PLC	2,192	75,356
Diploma PLC	14,581	124,098
Imagination Technologies Group PLC (b)	3,420	25,612
Spectris PLC	4,269	159,204
Spirent Communications PLC	5,521	12,349
The Sage Group PLC	27,897	145,168

		959,895

TOTAL COMMON STOCKS —
(Cost $16,426,771)		16,322,374

WARRANTS — 0.0% (c)
FRANCE — 0.0% (c)
UbiSoft Entertainment SA (expiring 10/10/13) (b) (Cost $0)	2,722	517

SHORT TERM INVESTMENTS — 3.2%
UNITED STATES — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	444,179	444,179
State Street Institutional Liquid Reserve Fund 0.13% (e)(f)	73,354	73,354

TOTAL SHORT TERM INVESTMENTS —
(Cost $517,533)		517,533

TOTAL INVESTMENTS — 102.1%
(Cost $16,944,304)		16,840,424
OTHER ASSETS & LIABILITIES — (2.1)%		(342,251)

NET ASSETS — 100.0%		$16,498,173

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 3.0%
Telstra Corp., Ltd.	199,962	$940,201

AUSTRIA — 0.3%
Telekom Austria AG	13,988	91,947

BELGIUM — 1.3%
Belgacom SA	7,599	189,254
Mobistar SA	1,833	41,238
Telenet Group Holding NV	3,194	158,232

		388,724

CANADA — 7.3%
BCE, Inc.	10,937	510,649
Bell Aliant, Inc. (a)	6,703	177,744
Rogers Communications, Inc. (Class B)	20,008	1,021,608
TELUS Corp. (b)	1,053	72,719
TELUS Corp. (a)(b)(c)	7,031	485,912

		2,268,632

DENMARK — 0.4%
TDC A/S	17,275	132,981

FINLAND — 0.6%
Elisa Oyj (a)	9,164	170,511

FRANCE — 8.4%
France Telecom SA	97,958	992,466
Iliad SA	1,199	255,502
Vivendi SA	66,087	1,367,555

		2,615,523

GERMANY — 5.2%
Deutsche Telekom AG	142,288	1,506,643
Freenet AG	5,202	126,617

		1,633,260

HONG KONG — 0.6%
HKT Trust/HKT, Ltd.	82,869	82,948
PCCW, Ltd.	219,000	101,563

		184,511

ISRAEL — 0.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	90,758	125,864
Cellcom Israel, Ltd.	2,479	20,777
Partner Communications Co., Ltd.	4,169	25,719

		172,360

ITALY — 1.7%
Telecom Italia SpA (b)	513,792	363,528
Telecom Italia SpA (b)	275,129	169,580

		533,108

JAPAN — 16.5%
KDDI Corp.	27,262	1,122,144
Nippon Telegraph & Telephone Corp.	23,081	1,007,738
NTT DoCoMo, Inc.	697	1,053,432
Softbank Corp.	42,585	1,965,740

		5,149,054

LUXEMBOURG — 1.2%
COLT Telecom Group SA (c)	50,605	96,820
Millicom International Cellular SA	3,563	285,226

		382,046

NETHERLANDS — 0.6%
Koninklijke (Royal) KPN NV (a)	52,354	176,406

NEW ZEALAND — 0.5%
Chorus, Ltd.	14,260	33,579
Telecom Corporation of New Zealand, Ltd.	67,409	132,184

		165,763

NORWAY — 2.7%
Telenor ASA	37,612	823,498

PORTUGAL — 0.7%
Portugal Telecom SGPS SA (a)	45,835	227,422

SINGAPORE — 4.0%
Singapore Telecommunications, Ltd. (b)	358,539	1,037,526
Singapore Telecommunications, Ltd. (b)	12,000	34,629
StarHub, Ltd. (a)	52,000	182,331

		1,254,486

SOUTH KOREA — 1.9%
KT Corp. ADR (c)	15,186	239,931
SK Telecom Co., Ltd. ADR (a)	20,127	359,670

		599,601

SPAIN — 8.7%
Telefonica SA	201,105	2,708,925

SWEDEN — 3.4%
Tele2 AB (Class B)	16,944	295,517
TeliaSonera AB	108,473	776,261

		1,071,778

SWITZERLAND — 1.7%
Swisscom AG	1,145	531,056

UNITED KINGDOM — 28.2%
BT Group PLC	375,899	1,586,780
Cable & Wireless Communications PLC	146,366	93,211
Inmarsat PLC	27,510	293,452
Jazztel PLC (c)	11,630	88,708
TalkTalk Telecom Group PLC	30,412	125,792
Vodafone Group PLC	2,333,056	6,610,549

		8,798,492

TOTAL COMMON STOCKS —
(Cost $31,794,080)		31,020,285

SHORT TERM INVESTMENTS — 2.8%
UNITED STATES — 2.8%
MONEY MARKET FUNDS — 2.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	845,279	845,279

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserve Fund 0.13% (e)(f)	19,516	$19,516

TOTAL SHORT TERM INVESTMENTS —
(Cost $864,795)		864,795

TOTAL INVESTMENTS — 102.3%
(Cost $32,658,875)		31,885,080
OTHER ASSETS & LIABILITIES — (2.3)%		(713,788)

NET ASSETS — 100.0%		$31,171,292

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 4.6%
AGL Energy, Ltd.	33,780	$558,547
APA Group	46,714	290,262
DUET Group	35,080	84,117
Energy World Corp., Ltd. (a)(b)	23,414	9,032
Envestra, Ltd.	106,922	117,603
SP AusNet	89,232	111,169
Spark Infrastructure Group	38,032	65,819

		1,236,549

AUSTRIA — 0.4%
Verbund AG (b)	5,244	113,869

CANADA — 6.0%
Algonquin Power & Utilities Corp.	8,592	62,921
ATCO, Ltd. (Class I)	3,122	282,469
Atlantic Power Corp. (b)	5,863	28,855
Canadian Utilities, Ltd. (Class A)	3,216	254,855
Capital Power Corp. (b)	3,709	77,396
Emera, Inc.	5,599	193,440
Fortis, Inc. (b)	11,500	386,559
Just Energy Group, Inc. (b)	3,905	25,637
Northland Power, Inc. (b)	4,491	81,779
TransAlta Corp. (b)	15,241	222,776

		1,616,687

CHINA — 1.0%
ENN Energy Holdings, Ltd.	50,000	276,967

FINLAND — 1.8%
Fortum Oyj	24,257	489,653

FRANCE — 8.9%
EDF SA	14,982	287,806
GDF Suez	82,773	1,596,457
Sechilienne-Sidec SA	2,643	46,937
Suez Environnement Co.	12,626	161,304
Veolia Environnement SA	24,548	310,114

		2,402,618

GERMANY — 10.6%
E.ON AG	107,167	1,874,290
RWE AG	26,198	978,107

		2,852,397

HONG KONG — 9.4%
Cheung Kong Infrastructure Holdings, Ltd.	26,000	178,354
CLP Holdings, Ltd.	98,500	862,850
Hong Kong & China Gas Co., Ltd.	298,201	870,096
Hongkong Electric Holdings, Ltd.	66,000	622,790

		2,534,090

ITALY — 8.0%
A2A SpA	75,325	44,812
Enel Green Power SpA	77,247	145,119
Enel SpA	348,552	1,139,527
Hera SpA	34,052	60,036
Iren SpA	15,909	11,859
Snam Rete Gas SpA	94,400	431,055
Terna Rete Elettrica Nationale SpA	78,399	325,171

		2,157,579

JAPAN — 14.4%
Chubu Electric Power Co., Inc.	36,088	442,560
Electric Power Development Co., Ltd.	9,800	258,186
Hokkaido Electric Power Co., Inc. (a)	9,600	101,391
Hokuriku Electric Power Co.	12,094	149,085
Japan Wind Development Co., Ltd. (a)	7	8,733
Kyushu Electric Power Co., Inc. (a)	26,292	273,211
Osaka Gas Co., Ltd.	96,958	426,937
Saibu Gas Co., Ltd.	11,000	25,271
Shikoku Electric Power Co., Inc. (a)	9,700	141,136
Shizuoka Gas Co., Ltd.	1,500	10,498
The Chugoku Electric Power Co., Inc.	16,487	220,072
The Kansai Electric Power Co., Inc. (a)	42,698	421,440
The Okinawa Electric Power Co., Inc.	500	17,044
The Tokyo Electric Power Co., Inc. (a)	79,999	216,972
Toho Gas Co., Ltd.	32,000	208,636
Tohoku Electric Power Co., Inc. (a)	29,472	238,234
Tokyo Gas Co., Ltd.	130,958	715,937

		3,875,343

NEW ZEALAND — 0.6%
Contact Energy, Ltd.	5,695	27,203
Infratil, Ltd.	6,445	13,016
Vector, Ltd. (b)	44,094	105,310

		145,529

PORTUGAL — 1.4%
EDP — Energias de Portugal SA	116,677	359,879

SOUTH KOREA — 1.4%
Korea Electric Power Corp. ADR (a)	27,790	375,806

SPAIN — 8.1%
Acciona SA	1,534	83,776
EDP Renovaveis SA (a)	23,755	114,999
Enagas	11,702	272,957
Gas Natural SDG SA	19,671	348,834
Iberdrola SA	219,968	1,026,180
Red Electrica Corporacion SA	6,387	321,910

		2,168,656

UNITED KINGDOM — 23.0%
APR Energy PLC (b)	947	12,151
Centrica PLC	285,047	1,591,515
Drax Group PLC	22,282	206,896
National Grid PLC	192,354	2,234,412
Pennon Group PLC	19,268	182,274
Scottish & Southern Energy PLC	51,663	1,164,164
Severn Trent PLC	13,998	363,890
United Utilities Group PLC	38,686	416,193

		6,171,495

TOTAL COMMON STOCKS —
(Cost $30,392,958)		26,777,117

SHORT TERM INVESTMENTS — 1.4%
UNITED STATES — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	359,218	359,218

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	13,959	$13,959

TOTAL SHORT TERM INVESTMENTS —
(Cost $373,177)		373,177

TOTAL INVESTMENTS — 101.0%
(Cost $30,766,135)		27,150,294
OTHER ASSETS & LIABILITIES — (1.0)%		(268,275)

NET ASSETS — 100.0%		$26,882,019

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

								SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR S&P Emerging	SPDR S&P Small Cap Emerging			SPDR S&P Emerging	Markets	SPDR S&P	SPDR S&P Emerging	SPDR S&P Emerging
	Europe	STOXX	Asia Pacific	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC	Europe	Latin America
	50 ETF	50 ETF	ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$55,202,680	$1,819,739,404	$503,134,790	$2,163,717	$35,232,828	$1,097,513,683	$218,351,838	$502,671,196	$283,298,237	$90,984,423	$110,458,837
Investments in securities of affiliated issuers, at value (Note 3)	3,986	35,531	24,301,663	98,093	506,060	145,318,734	15,650,151	48,991,351	22,176,227	1,764,227	11,335,243

Total Investments	55,206,666	1,819,774,935	527,436,453	2,261,810	35,738,888	1,242,832,417	234,001,989	551,662,547	305,474,464	92,748,650	121,794,080
Cash	—	—	—	—	39,509	—	9	42,517	—	—	—
Foreign currency, at value	176,325	1,567,983	1,979,970	12,036	—	883,648	1,714,432	2,268,347	—	124,087	120,813
Initial margin deposit on futures	—	—	—	—	—	—	185,782	—	—	—	—
Receivable for investments sold	—	—	—	—	—	13,965,735	—	—	—	—	413,019
Receivable for fund shares sold	—	31,391,461	—	—	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	131,270	269,091	—	—	—	—	—	—	—	5,142	—
Dividends and interest receivable — unaffiliated issuers	184,456	338,468	538,627	1,386	14,165	135,753	381,737	1,939,649	147,031	57,737	445,976
Dividends receivable — affiliated issuers	1,064	167,344	19,078	261	97	129,799	5,818	61,514	5,508	509	3,568
Receivable from broker — variation margin on open futures contracts	—	—	—	—	—	—	32,503	—	—	—	—

TOTAL ASSETS	55,699,781	1,853,509,282	529,974,128	2,275,493	35,792,659	1,257,947,352	236,322,270	555,974,574	305,627,003	92,936,125	122,777,456

LIABILITIES
Payable upon return of securities loaned	—	—	23,787,347	89,440	151,678	144,250,283	12,792,104	48,275,613	21,345,997	1,551,671	11,122,062
Payable for investments purchased	73,649	31,387,910	—	—	—	—	—	9,721	—	—	297
Due to custodian	—	—	—	—	—	—	—	—	653	—	—
Payable for fund shares repurchased	—	—	—	—	—	14,005,377	—	—	—	—	—
Accrued advisory fee (Note 3)	37,826	1,178,842	725,100	3,485	52,278	1,706,572	311,729	651,392	387,510	143,828	175,476
Deferred foreign taxes payable	—	—	1,428,415	8,840	—	—	254,069	554,825	—	—	—
Accrued trustees’ fees and expenses (Note 3)	50	695	701	13	81	1,222	284	387	555	147	206

TOTAL LIABILITIES	111,525	32,567,447	25,941,563	101,778	204,037	159,963,454	13,358,186	49,491,938	21,734,715	1,695,646	11,298,041

NET ASSETS	$55,588,256	$1,820,941,835	$504,032,565	$2,173,715	$35,588,622	$1,097,983,898	$222,964,084	$506,482,636	$283,892,288	$91,240,479	$111,479,415

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$82,820,475	$1,894,512,925	$497,196,704	$1,896,364	$48,959,776	$1,207,151,022	$233,790,595	$542,446,660	$399,499,279	$148,491,408	$142,054,495
Undistributed (distribution in excess of) net investment income	32,585	(5,520,316)	319,960	(8,499)	177,280	(1,546,658)	357,566	433,457	332,000	84,372	285,271
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(21,854,799)	(103,351,255)	(19,185,862)	7,093	(2,568,347)	(61,522,498)	(6,665,708)	(19,941,798)	(84,932,861)	(32,576,013)	(14,475,873)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $1,428,415, $8,840, $0, $0, $254,069, $554,825, $0, $0, $0, respectively)	(5,414,503)	35,325,570	25,688,942	278,721	(10,980,087)	(46,094,009)	(4,538,993)	(16,422,862)	(31,006,144)	(24,752,886)	(16,381,165)
Foreign currency	4,498	(25,089)	12,821	36	—	(3,959)	(11,558)	(32,821)	14	(6,402)	(3,313)
Futures	—	—	—	—	—	—	32,182	—	—	—	—

NET ASSETS	$55,588,256	$1,820,941,835	$504,032,565	$2,173,715	$35,588,622	$1,097,983,898	$222,964,084	$506,482,636	$283,892,288	$91,240,479	$111,479,415

NET ASSET VALUE PER SHARE
Net asset value per share	$33.68	$32.99	$76.37	$43.47	$27.38	$69.94	$65.58	$45.02	$23.27	$41.47	$74.32

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,650,370	55,200,967	6,600,000	50,000	1,300,000	15,700,000	3,400,000	11,250,000	12,200,000	2,200,000	1,500,000

COST OF INVESTMENTS:
Unaffiliated issuers	$60,617,183	$1,784,413,834	$476,017,433	$1,876,156	$46,212,915	$1,143,607,692	$222,636,762	$518,539,233	$314,304,381	$115,737,309	$126,840,002
Affiliated issuers	3,986	35,531	24,301,663	98,093	506,060	145,318,734	15,650,151	48,991,351	22,176,227	1,764,227	11,335,243

Total cost of investments	$60,621,169	$1,784,449,365	$500,319,096	$1,974,249	$46,718,975	$1,288,926,426	$238,286,913	$567,530,584	$336,480,608	$117,501,536	$138,175,245

Foreign currency, at cost	$176,275	$1,578,130	$1,970,984	$12,010	$—	$887,579	$1,727,038	$2,287,589	$(667)	$127,374	$120,992

* Includes investments in securities on loan, at value	$—	$—	$22,000,924	$78,805	$147,365	$131,795,418	$12,140,319	$46,333,714	$20,662,543	$1,551,137	$10,776,964

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2013 (Unaudited)

	SPDR S&P Emerging					SPDR S&P Global
	Middle			SPDR Dow Jones International	SPDR S&P	Natural
	East & Africa		SPDR S&P International	Real Estate	Global	Resources		SPDR MSCI	SPDR MSCI EM	SPDR Russell/Nomura	SPDR Russell/Nomura
	ETF	SPDR S&P World ex-US ETF	Small Cap ETF	ETF	Infrastructure ETF	ETF	SPDR MSCI ACWI ex-US ETF	ACWI IMI ETF	50 ETF	PRIME Japan ETF	Small Cap Japan ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$73,324,107	$573,026,847	$738,577,902	$3,859,025,413	$71,487,508	$554,978,736	$422,717,582	$5,376,851	$2,353,894	$16,236,163	$71,095,724
Investments in securities of affiliated issuers, at value (Note 3)	8,827,442	47,778,255	83,871,635	164,270,272	9,648,538	32,696,417	33,816,902	394,436	1,221	3,824,664	13,632,728

Total Investments	82,151,549	620,805,102	822,449,537	4,023,295,685	81,136,046	587,675,153	456,534,484	5,771,287	2,355,115	20,060,827	84,728,452
Cash	—	47	—	73,937	15,928	7,165	4	833	—	—	—
Foreign currency, at value	244,975	2,840,041	4,416,264	762,282	68,304	1,650,743	1,266,436	40,407	60	22,595	210,627
Receivable for investments sold	—	—	—	12,374,116	—	15,110,813	—	—	—	—	—
Receivable for fund shares sold	—	5,223,370	—	12,871,646	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	—	218,587	204,348	536,784	31,776	60,790	386,863	2,057	—	—	—
Dividends and interest receivable — unaffiliated issuers	297,758	2,247,670	3,913,543	11,753,586	167,071	927,898	1,550,794	13,375	3,110	138,768	633,551
Dividends receivable — affiliated issuers	3,864	36,623	84,387	119,010	1,840	17,184	27,035	4	—	912	7,671

TOTAL ASSETS	82,698,146	631,371,440	831,068,079	4,061,787,046	81,420,965	605,449,746	459,765,616	5,827,963	2,358,285	20,223,102	85,580,301

LIABILITIES
Payable upon return of securities loaned	8,779,757	46,230,415	83,199,699	164,192,394	9,516,330	31,479,670	32,990,476	357,826	—	3,811,115	13,629,687
Payable for investments purchased	—	5,146,600	243	20,944,300	—	10,278,103	45,318	244	—	—	—
Payable for fund shares repurchased	—	—	—	—	—	5,037,497	—	—	—	—	—
Accrued advisory fee (Note 3)	122,048	441,338	1,093,826	5,274,287	95,935	561,550	339,943	3,301	3,009	20,510	86,544
Deferred foreign taxes payable	—	—	—	—	—	—	122,621	213	—	—	—
Accrued trustees’ fees and expenses (Note 3)	156	365	101,126	140,929	53	430	704	14	13	23	137

TOTAL LIABILITIES	8,901,961	51,818,718	84,394,894	190,551,910	9,612,318	47,357,250	33,499,062	361,598	3,022	3,831,648	13,716,368

NET ASSETS	$73,796,185	$579,552,722	$746,673,185	$3,871,235,136	$71,808,647	$558,092,496	$426,266,554	$5,466,365	$2,355,263	$16,391,454	$71,863,933

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$104,338,207	$527,691,539	$784,023,460	$3,927,614,432	$90,711,707	$598,153,032	$520,886,387	$5,000,000	$2,516,863	$20,168,905	$85,696,162
Undistributed (distribution in excess of) net investment income	71,436	2,775,233	(1,006,608)	(147,826,850)	388,842	2,699,869	2,052,128	25,778	750	92,376	506,083
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,596,861)	(4,153,528)	(31,651,535)	(547,595,935)	(13,226,578)	(27,160,629)	(61,624,051)	3,040	(78,918)	(1,310,462)	(5,736,587)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $122,621, $213, $0, $0, $0, respectively)	(9,017,857)	53,286,475	(4,673,154)	639,119,800	(6,062,399)	(15,604,721)	(35,022,305)	438,160	(83,413)	(2,558,994)	(8,589,971)
Foreign currency	1,260	(46,997)	(18,978)	(76,311)	(2,925)	4,945	(25,605)	(613)	(19)	(371)	(11,754)

NET ASSETS	$73,796,185	$579,552,722	$746,673,185	$3,871,235,136	$71,808,647	$558,092,496	$426,266,554	$5,466,365	$2,355,263	$16,391,454	$71,863,933

NET ASSET VALUE PER SHARE
Net asset value per share	$67.09	$26.11	$30.48	$42.81	$42.24	$50.28	$32.79	$54.66	$47.11	$40.98	$47.91

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,100,000	22,200,000	24,500,000	90,435,379	1,700,000	11,100,000	13,000,000	100,000	50,000	400,000	1,500,075

COST OF INVESTMENTS:
Unaffiliated issuers	$82,341,964	$519,740,372	$743,251,056	$3,219,905,613	$77,549,907	$570,583,457	$457,617,266	$4,938,478	$2,437,307	$18,795,157	$79,685,695
Affiliated issuers	8,827,442	47,778,255	83,871,635	164,270,272	9,648,538	32,696,417	33,816,902	394,436	1,221	3,824,664	13,632,728

Total cost of investments	$91,169,406	$567,518,627	$827,122,691	$3,384,175,885	$87,198,445	$603,279,874	$491,434,168	$5,332,914	$2,438,528	$22,619,821	$93,318,423

Foreign currency, at cost	$247,566	$2,888,385	$4,413,908	$758,423	$68,182	$1,648,533	$1,278,763	$41,014	$60	$23,331	$223,333

* Includes investments in securities on loan, at value	$8,365,426	$46,627,832	$78,240,585	$161,482,752	$9,330,028	$30,119,805	$32,916,328	$355,587	$—	$3,570,974	$12,867,247

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2013 (Unaudited)

					SPDR S&P International	SPDR S&P International
					Consumer	Consumer	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	SPDR S&P International		SPDR S&P Emerging	SPDR Dow Jones Global	Discretionary	Staples	Energy	Financial	Health	Industrial	Materials
	Dividend	SPDR S&P	Markets	Real Estate	Sector	Sector	Sector	Sector	Care Sector	Sector	Sector
	ETF	International Mid Cap ETF	Small Cap ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$1,315,796,864	$36,126,650	$904,227,096	$916,086,874	$9,647,601	$36,438,689	$10,892,546	$7,837,413	$33,305,157	$10,905,714	$9,189,656
Investments in securities of affiliated issuers, at value (Note 3)	89,890,658	5,281,550	53,146,044	73,859,216	322,216	532,748	718,037	410,410	340,721	366,082	473,798

Total Investments	1,405,687,522	41,408,200	957,373,140	989,946,090	9,969,817	36,971,437	11,610,583	8,247,823	33,645,878	11,271,796	9,663,454
Cash	—	—	—	393,781	—	—	—	—	—	—	—
Foreign currency, at value	2,497,097	86,596	462,683	105,191	10,794	41,395	49,932	9,659	123,374	40,616	23,386
Receivable for investments sold	—	51,239	—	2,011,804	—	—	—	—	—	—	—
Receivable for fund shares sold	19,352,674	1,512,960	—	—	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	212,875	10,678	11,106	17,040	2,174	47,839	1,859	773	110,733	7,661	4,801
Dividends and interest receivable — unaffiliated issuers	3,576,227	167,913	736,603	2,443,163	31,136	140,845	31,951	46,781	117,874	41,033	33,078
Dividends receivable — affiliated issuers	180,605	2,842	169,169	21,186	199	523	897	386	1,243	702	116

TOTAL ASSETS	1,431,507,000	43,240,428	958,752,701	994,938,255	10,014,120	37,202,039	11,695,222	8,305,422	33,999,102	11,361,808	9,724,835

LIABILITIES
Payable upon return of securities loaned	89,608,833	5,267,899	51,782,970	73,376,793	300,206	397,960	715,413	396,636	333,557	321,582	463,714
Payable for investments purchased	18,693,679	1,409,871	—	1,503,683	—	—	13,651	—	—	—	7
Due to custodian	—	89,449	—	—	—	—	—	—	—	—	—
Accrued advisory fee (Note 3)	1,391,176	37,877	1,449,773	1,003,705	9,873	30,918	13,847	8,622	39,561	11,824	12,149
Deferred foreign taxes payable	904,283	—	2,163,485	—	—	—	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	1,229	60	1,407	642	11	32	19	9	30	20	22

TOTAL LIABILITIES	110,599,200	6,805,156	55,397,635	75,884,823	310,090	428,910	742,930	405,267	373,148	333,426	475,892

NET ASSETS	$1,320,907,800	$36,435,272	$903,355,066	$919,053,432	$9,704,030	$36,773,129	$10,952,292	$7,900,155	$33,625,954	$11,028,382	$9,248,943

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,386,864,965	$33,425,284	$1,003,850,425	$797,063,652	$9,310,560	$33,224,443	$13,495,410	$9,728,479	$29,289,429	$12,181,495	$13,654,752
Undistributed (distribution in excess of) net investment income	(723,090)	(60,499)	532,558	(11,987,290)	31,001	(7,988)	13,012	23,195	133,700	38,510	13,952
Accumulated net realized gain (loss) on investments and foreign currency transactions	(80,132,342)	213,097	(47,947,869)	(10,748,722)	(86,119)	(22,025)	(637,331)	(1,010,958)	(228,645)	(312,208)	(664,191)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $904,283, $0, $2,163,485, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	14,881,652	2,857,692	(53,085,895)	144,731,842	448,809	3,578,604	(1,918,832)	(840,702)	4,436,010	(878,428)	(3,755,528)
Foreign currency	16,615	(302)	5,847	(6,050)	(221)	95	33	141	(4,540)	(987)	(42)

NET ASSETS	$1,320,907,800	$36,435,272	$903,355,066	$919,053,432	$9,704,030	$36,773,129	$10,952,292	$7,900,155	$33,625,954	$11,028,382	$9,248,943

NET ASSET VALUE PER SHARE
Net asset value per share	$48.38	$30.36	$47.80	$44.19	$32.35	$38.71	$24.34	$19.75	$39.56	$27.57	$23.12

Shares outstanding (unlimited amount authorized, $0.01 par value)	27,301,326	1,200,000	18,900,000	20,800,000	300,000	950,000	450,000	400,000	850,000	400,000	400,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,300,010,929	$33,268,958	$955,149,506	$771,355,032	$9,198,792	$32,860,085	$12,811,378	$8,678,115	$28,869,147	$11,784,142	$12,945,184
Affiliated issuers	89,890,658	5,281,550	53,146,044	73,859,216	322,216	532,748	718,037	410,410	340,721	366,082	473,798

Total cost of investments	$1,389,901,587	$38,550,508	$1,008,295,550	$845,214,248	$9,521,008	$33,392,833	$13,529,415	$9,088,525	$29,209,868	$12,150,224	$13,418,982

Foreign currency, at cost	$2,496,064	$86,383	$461,381	$104,735	$10,986	$41,552	$49,870	$9,642	$125,340	$41,424	$23,372

* Includes investments in securities on loan, at value	$85,862,765	$5,037,026	$68,847,579	$70,558,420	$299,298	$498,881	$751,349	$485,421	$319,658	$354,120	$507,204

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2013 (Unaudited)

	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Technology	Telecommunications	Utilities
	Sector	Sector	Sector
	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$16,322,891	$31,020,285	$26,777,117
Investments in securities of affiliated issuers, at value (Note 3)	517,533	864,795	373,177

Total Investments	16,840,424	31,885,080	27,150,294
Foreign currency, at value	72,582	57,121	64,569
Receivable for foreign taxes recoverable	587	15,372	2,870
Dividends and interest receivable — unaffiliated issuers	46,665	93,458	56,246
Dividends receivable — affiliated issuers	837	695	385

TOTAL ASSETS	16,961,095	32,051,726	27,274,364

LIABILITIES
Payable upon return of securities loaned	444,179	845,279	359,218
Accrued advisory fee (Note 3)	18,722	35,125	33,104
Accrued trustees’ fees and expenses (Note 3)	21	30	23

TOTAL LIABILITIES	462,922	880,434	392,345

NET ASSETS	$16,498,173	$31,171,292	$26,882,019

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$16,767,843	$32,822,923	$31,508,641
Undistributed (distribution in excess of) net investment income	34,622	43,628	(107,208)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(199,425)	(921,808)	(903,674)
Net unrealized appreciation (depreciation) on:
Investments	(103,880)	(773,795)	(3,615,841)
Foreign currency	(987)	344	101

NET ASSETS	$16,498,173	$31,171,292	$26,882,019

NET ASSET VALUE PER SHARE
Net asset value per share	$27.50	$23.09	$16.29

Shares outstanding (unlimited amount authorized, $0.01 par value)	600,000	1,350,000	1,650,000

COST OF INVESTMENTS:
Unaffiliated issuers	$16,426,771	$31,794,080	$30,392,958
Affiliated issuers	517,533	864,795	373,177

Total cost of investments	$16,944,304	$32,658,875	$30,766,135

Foreign currency, at cost	$73,645	$57,255	$64,682

* Includes investments in securities on loan, at value	$421,677	$820,801	$343,360

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2013 (Unaudited)

								SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR S&P Emerging	SPDR S&P Small Cap Emerging			SPDR S&P Emerging	Markets	SPDR S&P	SPDR S&P Emerging	SPDR S&P Emerging
	Europe	STOXX	Asia Pacific	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC	Europe	Latin America
	50 ETF	50 ETF	ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$797,280	$10,879,675	$2,222,223	$7,052	$332,683	$702,241	$1,363,740	$5,404,851	$1,726,481	$465,393	$1,654,343
Dividend income on securities of affiliated issuers (Note 3)	29	330	857	20	169	916	1,467	648	318	199	240
Affiliated securities lending — net (Note 3 and Note 8)	6,803	348,307	117,577	1,391	349	830,254	29,509	324,175	37,922	5,566	21,318
Interest income (Note 2)	—	—	1,782	10	—	—	5,092	1,969	—	—	—
Foreign taxes withheld	(51,457)	(1,016,759)	(126,611)	(1,287)	(43,020)	(16,667)	(131,541)	(541,490)	(204,060)	(65,250)	(121,662)

TOTAL INVESTMENT INCOME	752,655	10,211,553	2,215,828	7,186	290,181	1,516,744	1,268,267	5,190,153	1,560,661	405,908	1,554,239

EXPENSES
Advisory fee (Note 3)	67,502	2,009,841	1,314,045	7,094	108,531	3,037,296	557,617	1,128,912	771,771	274,464	343,103
Trustees’ fees and expenses (Note 3)	337	7,584	3,898	30	407	7,753	1,588	2,647	3,004	837	1,114
Miscellaneous expenses	—	5,210	8,148	—	2,818	125	2,082	14,698	4,043	311	1,870

TOTAL EXPENSES	67,839	2,022,635	1,326,091	7,124	111,756	3,045,174	561,287	1,146,257	778,818	275,612	346,087

NET INVESTMENT INCOME (LOSS)	684,816	8,188,918	889,737	62	178,425	(1,528,430)	706,980	4,043,896	781,843	130,296	1,208,152

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,327,765)	(15,306,159)	(708,607)	5,721	(400,698)	2,828,631	(590,204)	8,752,542	694,865	258,320	20,453
Foreign currency transactions	(381)	12,645	(9,294)	1,638	22	549	(87,418)	(365,798)	350	1,009	12,506
Futures	—	—	—	—	—	—	(46,453)	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $1,428,415, $8,840, $0, $0, $254,069, $554,825, $0, $0, $0, respectively)	3,981,451	53,672,451	19,121,008	184,570	(312,463)	48,343,445	4,448,605	(4,758,818)	6,242,915	1,212,708	3,650,205
Foreign currency transactions	(1,396)	(13,701)	(9,289)	144	(91)	(5,253)	20,424	(69,073)	(137)	(9,127)	186
Futures	—	—	—	—	—	—	57,687	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	2,651,909	38,365,236	18,393,818	192,073	(713,230)	51,167,372	3,802,641	3,558,853	6,937,993	1,462,910	3,683,350

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,336,725	$46,554,154	$19,283,555	$192,135	$(534,805)	$49,638,942	$4,509,621	$7,602,749	$7,719,836	$1,593,206	$4,891,502

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2013 (Unaudited)

	SPDR S&P Emerging				SPDR S&P	SPDR S&P Global
	Middle			SPDR Dow Jones International	Global	Natural
	East & Africa		SPDR S&P International	Real Estate	Infrastructure	Resources		SPDR MSCI	SPDR MSCI EM	SPDR Russell/Nomura	SPDR Russell/Nomura
	ETF	SPDR S&P World ex-US ETF	Small Cap ETF	ETF	ETF	ETF	SPDR MSCI ACWI ex-US ETF	ACWI IMI ETF	50 ETF	PRIME Japan ETF	Small Cap Japan ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,327,307	$6,077,903	$8,944,032	$55,755,875	$907,300	$6,157,622	$4,745,647	$60,935	$17,431	$166,294	$777,372
Dividend income on securities of affiliated issuers (Note 3)	194	515	1,489	6,629	83	774	285	28	4	21	160
Affiliated securities lending — net (Note 3 and Note 8)	13,090	127,994	421,370	395,247	10,190	71,311	99,272	12	—	3,356	34,635
Interest income (Note 2)	565	559	2,755	1,847	—	431	483	—	—	—	—
Foreign taxes withheld	(156,155)	(417,407)	(1,542,625)	(4,095,730)	(25,993)	(297,381)	(349,824)	(2,323)	(2,475)	(11,877)	(55,431)

TOTAL INVESTMENT INCOME	1,185,001	5,789,564	7,827,021	52,063,868	891,580	5,932,757	4,495,863	58,652	14,960	157,794	756,736

EXPENSES
Advisory fee (Note 3)	256,290	816,490	2,109,999	10,259,227	157,185	1,008,574	667,542	6,467	6,721	38,334	171,296
Trustees’ fees and expenses (Note 3)	869	3,156	6,414	27,727	355	3,371	3,775	43	32	133	670
Miscellaneous expenses	143	1,140	893	714	27	383	78	—	33	—	—

TOTAL EXPENSES	257,302	820,786	2,117,306	10,287,668	157,567	1,012,328	671,395	6,510	6,786	38,467	171,966

NET INVESTMENT INCOME	927,699	4,968,778	5,709,715	41,776,200	734,013	4,920,429	3,824,468	52,142	8,174	119,327	584,770

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	744,687	(30,587)	2,162,017	(24,663,990)	(3,982,058)	(8,220,429)	937,261	3,577	(116,095)	1,572,036	(1,258,518)
Foreign currency transactions	12,125	(52,925)	(99,982)	(1,183,553)	(6,786)	(22,112)	(54,129)	(527)	(746)	(12,932)	(51,744)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $122,621, $213, $0, $0, $0, respectively)	(4,541,056)	40,520,330	79,257,506	432,849,343	7,432,615	(2,628,013)	27,993,377	466,127	159,954	1,037,624	10,388,325
Foreign currency transactions	(1,902)	(44,704)	(117,333)	(195,081)	(79)	(7,434)	(20,244)	(1,116)	(37)	(4,030)	(30,425)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(3,786,146)	40,392,114	81,202,208	406,806,719	3,443,692	(10,877,988)	28,856,265	468,061	43,076	2,592,698	9,047,638

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,858,447)	$45,360,892	$86,911,923	$448,582,919	$4,177,705	$(5,957,559)	$32,680,733	$520,203	$51,250	$2,712,025	$9,632,408

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2013 (Unaudited)

					SPDR S&P International	SPDR S&P International
					Consumer	Consumer	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	SPDR S&P International		SPDR S&P Emerging	SPDR Dow Jones Global	Discretionary	Staples	Energy	Financial	Health	Industrial	Materials
	Dividend	SPDR S&P	Markets	Real Estate	Sector	Sector	Sector	Sector	Care Sector	Sector	Sector
	ETF	International Mid Cap ETF	Small Cap ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$22,487,738	$357,877	$4,434,849	$12,256,458	$58,661	$252,744	$185,503	$99,230	$532,601	$100,897	$82,471
Dividend income on securities of affiliated issuers (Note 3)	1,453	25	2,417	1,160	9	53	11	14	16	18	10
Affiliated securities lending — net (Note 3 and Note 8)	985,087	12,160	1,104,906	56,153	1,077	2,659	3,608	1,311	1,907	1,997	807
Interest income (Note 2)	2,994	13	1,486	72	5	—	—	—	—	—	—
Foreign taxes withheld	(1,509,178)	(26,226)	(685,520)	(406,075)	(4,386)	(9,296)	(15,162)	(6,426)	(53,873)	(8,705)	(4,119)

TOTAL INVESTMENT INCOME	21,968,094	343,849	4,858,138	11,907,768	55,366	246,160	173,960	94,129	480,651	94,207	79,169

EXPENSES
Advisory fee (Note 3)	2,592,717	77,539	2,900,039	1,760,885	17,050	55,116	27,979	13,667	76,969	21,085	26,849
Trustees’ fees and expenses (Note 3)	8,579	333	8,145	4,725	60	180	107	43	226	90	116
Miscellaneous expenses	8,937	—	8,707	35	—	—	—	—	—	—	—

TOTAL EXPENSES	2,610,233	77,872	2,916,891	1,765,645	17,110	55,296	28,086	13,710	77,195	21,175	26,965

NET INVESTMENT INCOME	19,357,861	265,977	1,941,247	10,142,123	38,256	190,864	145,874	80,419	403,456	73,032	52,204

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	34,962,995	697,357	(6,983,642)	313,024	(28,654)	59,576	(7,455)	(22,985)	2,455	(412,746)	(643,568)
Foreign currency transactions	250,833	(7,318)	(110,684)	(105,000)	(1,865)	(4,164)	(783)	(1,546)	(7,598)	(5,285)	(3,001)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $904,283, $0, $2,163,485, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	39,096,417	2,865,597	83,034,573	68,379,865	1,083,646	2,634,130	(413,042)	563,617	3,685,537	1,327,193	652,732
Foreign currency transactions	25,646	(1,392)	26,530	(14,337)	(347)	(197)	168	123	(3,219)	(1,009)	(623)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	74,335,891	3,554,244	75,966,777	68,573,552	1,052,780	2,689,345	(421,112)	539,209	3,677,175	908,153	5,540

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$93,693,752	$3,820,221	$77,908,024	$78,715,675	$1,091,036	$2,880,209	$(275,238)	$619,628	$4,080,631	$981,185	$57,744

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2013 (Unaudited)

	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Technology	Telecommunications	Utilities
	Sector	Sector	Sector
	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$88,650	$313,746	$298,036
Dividend income on securities of affiliated issuers (Note 3)	28	35	35
Affiliated securities lending — net (Note 3 and Note 8)	3,994	2,768	5,910
Foreign taxes withheld	(7,240)	(17,745)	(17,792)

TOTAL INVESTMENT INCOME	85,432	298,804	286,189

EXPENSES
Advisory fee (Note 3)	32,867	66,547	65,954
Trustees’ fees and expenses (Note 3)	114	203	190
Miscellaneous expenses	—	44	—

TOTAL EXPENSES	32,981	66,794	66,144

NET INVESTMENT INCOME	52,451	232,010	220,045

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(7,659)	(335,411)	1,626
Foreign currency transactions	(3,721)	(7,588)	(7,891)
Net change in unrealized appreciation (depreciation) on:
Investments	1,602,829	780,867	(29,552)
Foreign currency transactions	(1,218)	(2,253)	596

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	1,590,231	435,615	(35,221)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,642,682	$667,625	$184,824

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR STOXX Europe 50 ETF		SPDR EURO STOXX 50 ETF		SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Small Cap Emerging Asia Pacific ETF		SPDR S&P Russia ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended	For the Period	Six Months Ended
	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	1/11/12*-	3/31/13	Year Ended
	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$684,816	$1,276,066	$8,188,918	$20,634,785	$889,737	$8,411,549	$62	$82,884	$178,425	$1,041,512
Net realized gain (loss) on investments and foreign currency transactions	(1,328,146)	(3,110,501)	(15,293,514)	(37,116,330)	(717,901)	(1,859,324)	7,359	165,953	(400,676)	1,662,740
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,980,055	6,624,154	53,658,750	77,036,707	19,111,719	53,204,820	184,714	94,043	(312,554)	3,465,798

Net increase (decrease) in net assets resulting from operations	3,336,725	4,789,719	46,554,154	60,555,162	19,283,555	59,757,045	192,135	342,880	(534,805)	6,170,050

Net equalization credits and charges (Note 2)	34,694	44,870	1,294,294	5,083,733	—	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(690,569)	(1,310,972)	(10,564,090)	(23,665,812)	(5,038,170)	(11,357,965)	(79,724)	—	(919,860)	(734,365)
Net realized gains	—	—	—	—	—	(6,448,372)	(159,902)	—	—	—

Total distributions to shareholders	(690,569)	(1,310,972)	(10,564,090)	(23,665,812)	(5,038,170)	(17,806,337)	(239,626)	—	(919,860)	(734,365)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	15,133,450	9,207,749	813,788,509	872,677,121	107,374,348	58,923,157	—	6,000,000	4,154,285	58,954,430
Cost of shares redeemed	—	(4,561,754)	(22,656,316)	(32,103,362)	(7,356,475)	(225,859,690)	—	(4,145,479)	(7,073,670)	(68,038,560)
Net income equalization (Note 2)	(34,694)	(44,870)	(1,294,294)	(5,083,733)	—	—	—	—	—	—
Other capital (Note 4)	—	—	—	—	—	—	—	23,805	—	—

Net increase (decrease) in net assets from beneficial interest transactions	15,098,756	4,601,125	789,837,899	835,490,026	100,017,873	(166,936,533)	—	1,878,326	(2,919,385)	(9,084,130)

Net increase (decrease) in net assets during the period	17,779,606	8,124,742	827,122,257	877,463,109	114,263,258	(124,985,825)	(47,491)	2,221,206	(4,374,050)	(3,648,445)
Net assets at beginning of period	37,808,650	29,683,908	993,819,578	116,356,469	389,769,307	514,755,132	2,221,206	—	39,962,672	43,611,117

NET ASSETS END OF PERIOD (1)	$55,588,256	$37,808,650	$1,820,941,835	$993,819,578	$504,032,565	$389,769,307	$2,173,715	$2,221,206	$35,588,622	$39,962,672

SHARES OF BENEFICIAL INTEREST:
Shares sold	450,000	300,000	23,800,000	29,150,000	1,400,000	800,000	—	150,000	150,000	2,100,000
Shares redeemed	—	(150,000)	(700,000)	(1,100,000)	(100,000)	(3,200,000)	—	(100,000)	(250,000)	(2,400,000)

Net increase (decrease)	450,000	150,000	23,100,000	28,050,000	1,300,000	(2,400,000)	—	50,000	(100,000)	(300,000)

(1) Including undistributed (distribution in excess of) net investment income	$32,585	$38,338	$(5,520,316)	$(3,145,144)	$319,960	$4,468,393	$(8,499)	$71,163	$177,280	$918,715

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P China ETF		SPDR S&P Emerging Markets ETF		SPDR S&P Emerging Markets Dividend ETF		SPDR S&P BRIC 40 ETF		SPDR S&P Emerging Europe ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended
	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,528,430)	$19,588,798	$706,980	$4,196,926	$4,043,896	$16,289,464	$781,843	$7,976,747	$130,296	$2,231,660
Net realized gain (loss) on investments, foreign currency transactions and futures	2,829,180	19,506,762	(724,075)	1,684,962	8,386,744	(27,157,859)	695,215	7,153,933	259,329	(12,095,291)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures	48,338,192	34,914,868	4,526,716	14,725,547	(4,827,891)	(3,347,306)	6,242,778	30,415,588	1,203,581	21,663,844

Net increase (decrease) in net assets resulting from operations	49,638,942	74,010,428	4,509,621	20,607,435	7,602,749	(14,215,701)	7,719,836	45,546,268	1,593,206	11,800,213

Net equalization credits and charges (Note 2)	—	—	—	—	17,038	39,699	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,647,632)	(17,799,814)	(1,864,586)	(3,935,967)	(3,034,216)	(16,170,078)	(2,924,963)	(8,184,641)	(1,701,709)	(2,483,872)
Net realized gains	—	—	—	(1,641,948)	—	—	—	—	—	—

Total distributions to shareholders	(4,647,632)	(17,799,814)	(1,864,586)	(5,577,915)	(3,034,216)	(16,170,078)	(2,924,963)	(8,184,641)	(1,701,709)	(2,483,872)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	343,169,737	361,916,129	67,654,859	69,497,172	200,398,643	301,310,984	16,819,568	59,300,750	13,264,930	12,293,731
Cost of shares redeemed	(49,365,600)	(276,074,102)	(13,358,311)	(73,110,940)	—	(24,272,187)	(34,046,376)	(174,820,377)	(8,555,001)	(53,887,987)
Net income equalization (Note 2)	—	—	—	—	(17,038)	(39,699)	—	—	—	—
Other capital (Note 4)	2,491	—	—	6,299	—	—	—	29,705	—	—

Net increase (decrease) in net assets from beneficial interest transactions	293,806,628	85,842,027	54,296,548	(3,607,469)	200,381,605	276,999,098	(17,226,808)	(115,489,922)	4,709,929	(41,594,256)

Net increase (decrease) in net assets during the period	338,797,938	142,052,641	56,941,583	11,422,051	204,967,176	246,653,018	(12,431,935)	(78,128,295)	4,601,426	(32,277,915)
Net assets at beginning of period	759,185,960	617,133,319	166,022,501	154,600,450	301,515,460	54,862,442	296,324,223	374,452,518	86,639,053	118,916,968

NET ASSETS END OF PERIOD (1)	$1,097,983,898	$759,185,960	$222,964,084	$166,022,501	$506,482,636	$301,515,460	$283,892,288	$296,324,223	$91,240,479	$86,639,053

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,800,000	5,300,000	1,000,000	1,100,000	4,350,000	6,200,000	700,000	2,400,000	300,000	300,000
Shares redeemed	(700,000)	(4,400,000)	(200,000)	(1,200,000)	—	(550,000)	(1,400,000)	(7,400,000)	(200,000)	(1,400,000)

Net increase (decrease)	4,100,000	900,000	800,000	(100,000)	4,350,000	5,650,000	(700,000)	(5,000,000)	100,000	(1,100,000)

(1) Including undistributed (distribution in excess of) net investment income	$(1,546,658)	$4,629,404	$357,566	$1,515,172	$433,457	$(576,223)	$332,000	$2,475,120	$84,372	$1,655,785

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

					SPDR S&P World
	SPDR S&P Emerging Latin America ETF		SPDR S&P Emerging Middle East & Africa ETF		ex-US ETF		SPDR S&P International Small Cap ETF		SPDR Dow Jones International Real Estate ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended
	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,208,152	$3,095,788	$927,699	$3,068,730	$4,968,778	$7,144,437	$5,709,715	$14,964,093	$41,776,200	$99,435,732
Net realized gain (loss) on investments and foreign currency transactions	32,959	(3,235,928)	756,812	(750,461)	(83,512)	1,664,601	2,062,035	(8,674,720)	(25,847,543)	(11,848,969)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,650,391	14,647,906	(4,542,958)	14,693,957	40,475,626	21,232,877	79,140,173	57,988,318	432,654,262	471,918,778

Net increase (decrease) in net assets resulting from operations	4,891,502	14,507,766	(2,858,447)	17,012,226	45,360,892	30,041,915	86,911,923	64,277,691	448,582,919	559,505,541

Net equalization credits and charges (Note 2)	—	—	—	—	—	—	—	—	(226,600)	74,316,078

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(954,227)	(3,522,698)	(1,513,337)	(4,218,267)	(4,844,959)	(5,552,612)	(12,119,584)	(19,547,099)	(151,005,157)	(111,418,761)
Net realized gains	—	—	—	—	—	—	—	(5,368,799)	—	—

Total distributions to shareholders	(954,227)	(3,522,698)	(1,513,337)	(4,218,267)	(4,844,959)	(5,552,612)	(12,119,584)	(24,915,898)	(151,005,157)	(111,418,761)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	15,218,912	15,730,530	—	—	127,754,479	276,158,565	58,375,410	21,977,675	436,999,422	949,877,415
Cost of shares redeemed	(21,731,551)	(34,492,351)	(13,818,099)	(26,217,547)	—	(9,044,674)	(65,574,823)	(112,179,707)	—	(257,380,643)
Net income equalization (Note 2)	—	—	—	—	—	—	—	—	226,600	(74,316,078)
Other capital (Note 4)	—	—	—	—	—	—	—	13,909	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(6,512,639)	(18,761,821)	(13,818,099)	(26,217,547)	127,754,479	267,113,891	(7,199,413)	(90,188,123)	437,226,022	618,180,694

Net increase (decrease) in net assets during the period	(2,575,364)	(7,776,753)	(18,189,883)	(13,423,588)	168,270,412	291,603,194	67,592,926	(50,826,330)	734,577,184	1,140,583,552
Net assets at beginning of period	114,054,779	121,831,532	91,986,068	105,409,656	411,282,310	119,679,116	679,080,259	729,906,589	3,136,657,952	1,996,074,400

NET ASSETS END OF PERIOD (1)	$111,479,415	$114,054,779	$73,796,185	$91,986,068	$579,552,722	$411,282,310	$746,673,185	$679,080,259	$3,871,235,136	$3,136,657,952

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	200,000	—	—	5,000,000	12,000,000	2,000,000	800,000	10,600,000	26,300,000
Shares redeemed	(300,000)	(500,000)	(200,000)	(400,000)	—	(400,000)	(2,200,000)	(4,400,000)	—	(7,500,000)

Net increase (decrease)	(100,000)	(300,000)	(200,000)	(400,000)	5,000,000	11,600,000	(200,000)	(3,600,000)	10,600,000	18,800,000

(1) Including undistributed (distribution in excess of) net investment income	$285,271	$31,346	$71,436	$657,074	$2,775,233	$2,651,414	$(1,006,608)	$5,403,261	$(147,826,850)	$(38,597,893)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Global				SPDR MSCI ACWI
	Infrastructure ETF		SPDR S&P Global Natural Resources ETF		ex-US ETF		SPDR MSCI ACWI IMI ETF		SPDR MSCI EM 50 ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended	For the Period	Six Months Ended	For the Period
	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	2/27/12*-	3/31/13	2/27/12*-
	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$734,013	$1,436,312	$4,920,429	$6,029,675	$3,824,468	$13,019,584	$52,142	$87,694	$8,174	$86,137
Net realized gain (loss) on investments and foreign currency transactions	(3,988,844)	(2,744,617)	(8,242,541)	(5,330,806)	883,132	15,392,332	3,050	(1,581)	(116,841)	(65,964)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	7,432,536	4,125,001	(2,635,447)	30,128,807	27,973,133	27,825,561	465,011	(27,464)	159,917	(243,349)

Net increase (decrease) in net assets resulting from operations	4,177,705	2,816,696	(5,957,559)	30,827,676	32,680,733	56,237,477	520,203	58,649	51,250	(223,176)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(761,709)	(1,483,636)	(4,537,584)	(4,463,333)	(5,081,020)	(13,349,211)	(56,447)	(54,416)	(44,543)	(46,280)
Net realized gains	—	—	—	—	—	—	(1,624)	—	—	—

Total distributions to shareholders	(761,709)	(1,483,636)	(4,537,584)	(4,463,333)	(5,081,020)	(13,349,211)	(58,071)	(54,416)	(44,543)	(46,280)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	32,015,087	—	186,429,891	273,565,078	46,092,598	168,987,318	—	5,000,000	—	5,000,000
Cost of shares redeemed	—	—	(32,694,024)	(48,153,926)	(31,643,533)	(191,370,840)	—	—	(2,381,988)	—

Net increase (decrease) in net assets from beneficial interest transactions	32,015,087	—	153,735,867	225,411,152	14,449,065	(22,383,522)	—	5,000,000	(2,381,988)	5,000,000

Net increase (decrease) in net assets during the period	35,431,083	1,333,060	143,240,724	251,775,495	42,048,778	20,504,744	462,132	5,004,233	(2,375,281)	4,730,544
Net assets at beginning of period	36,377,564	35,044,504	414,851,772	163,076,277	384,217,776	363,713,032	5,004,233	—	4,730,544	—

NET ASSETS END OF PERIOD (1)	$71,808,647	$36,377,564	$558,092,496	$414,851,772	$426,266,554	$384,217,776	$5,466,365	$5,004,233	$2,355,263	$4,730,544

SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	—	3,600,000	5,550,000	1,400,000	5,800,000	—	100,000	—	100,000
Shares redeemed	—	—	(650,000)	(950,000)	(1,000,000)	(6,400,000)	—	—	(50,000)	—

Net increase (decrease)	800,000	—	2,950,000	4,600,000	400,000	(600,000)	—	100,000	(50,000)	100,000

(1) Including undistributed (distribution in excess of) net investment income	$388,842	$416,538	$2,699,869	$2,317,024	$2,052,128	$3,308,680	$25,778	$30,083	$750	$37,119

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell/Nomura PRIME Japan ETF		SPDR Russell/Nomura Small Cap Japan ETF		SPDR S&P International Dividend ETF		SPDR S&P International Mid Cap ETF		SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended
	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$119,327	$264,696	$584,770	$1,300,148	$19,357,861	$53,610,239	$265,977	$928,562	$1,941,247	$19,379,521
Net realized gain (loss) on investments and foreign currency transactions	1,559,104	(115,044)	(1,310,262)	890,683	35,213,828	(100,833,861)	690,039	612,297	(7,094,326)	(36,877,413)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,033,594	(503,952)	10,357,900	(5,946,569)	39,122,063	81,699,724	2,864,205	2,924,725	83,061,103	129,008,372

Net increase (decrease) in net assets resulting from operations	2,712,025	(354,300)	9,632,408	(3,755,738)	93,693,752	34,476,102	3,820,221	4,465,584	77,908,024	111,510,480

Net equalization credits and charges (Note 2)	—	—	—	—	891,281	2,358,349	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(165,921)	(265,569)	(654,571)	(1,634,370)	(20,829,941)	(53,305,546)	(649,330)	(1,150,146)	(13,089,516)	(18,552,573)
Net realized gains	—	—	—	—	—	—	(80,604)	(1,065,071)	—	(27,372,420)

Total distributions to shareholders	(165,921)	(265,569)	(654,571)	(1,634,370)	(20,829,941)	(53,305,546)	(729,934)	(2,215,217)	(13,089,516)	(45,924,993)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,800,288	—	2,352,949	2,159,743	247,522,137	541,417,351	1,512,960	—	—	55,331,166
Cost of shares redeemed	(8,181,549)	—	(4,030,132)	(30,742,858)	—	(4,331,841)	(4,161,271)	(2,717,670)	(59,122,434)	(132,998,763)
Net income equalization (Note 2)	—	—	—	—	(891,281)	(2,358,349)	—	—	—	—
Other capital (Note 4)	—	—	—	—	—	—	—	—	212,988	715,897

Net increase (decrease) in net assets from beneficial interest transactions	(381,261)	—	(1,677,183)	(28,583,115)	246,630,856	534,727,161	(2,648,311)	(2,717,670)	(58,909,446)	(76,951,700)

Net increase (decrease) in net assets during the period	2,164,843	(619,869)	7,300,654	(33,973,223)	320,385,948	518,256,066	441,976	(467,303)	5,909,062	(11,366,213)
Net assets at beginning of period	14,226,611	14,846,480	64,563,279	98,536,502	1,000,521,852	482,265,786	35,993,296	36,460,599	897,446,004	908,812,217

NET ASSETS END OF PERIOD (1)	$16,391,454	$14,226,611	$71,863,933	$64,563,279	$1,320,907,800	$1,000,521,852	$36,435,272	$35,993,296	$903,355,066	$897,446,004

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	—	50,000	50,000	5,200,000	11,500,000	50,000	—	—	1,200,000
Shares redeemed	(200,000)	—	(100,000)	(750,000)	—	(100,000)	(150,000)	(100,000)	(1,300,000)	(3,400,000)

Net increase (decrease)	—	—	(50,000)	(700,000)	5,200,000	11,400,000	(100,000)	(100,000)	(1,300,000)	(2,200,000)

(1) Including undistributed (distribution in excess of) net investment income	$92,376	$138,970	$506,083	$575,884	$(723,090)	$748,990	$(60,499)	$322,854	$532,558	$11,680,827

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Dow Jones Global Real Estate ETF		SPDR S&P International Consumer Discretionary Sector ETF		SPDR S&P International Consumer Staples Sector ETF		SPDR S&P International Energy Sector ETF		SPDR S&P International Financial Sector ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended
	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,142,123	$11,745,792	$38,256	$146,056	$190,864	$490,756	$145,874	$367,844	$80,419	$207,954
Net realized gain (loss) on investments and foreign currency transactions	208,024	(433,986)	(30,519)	(32,465)	55,412	1,199,806	(8,238)	35,854	(24,531)	(638,879)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	68,365,528	80,312,706	1,083,299	667,820	2,633,933	1,710,625	(412,874)	1,423,519	563,740	939,293

Net increase (decrease) in net assets resulting from operations	78,715,675	91,624,512	1,091,036	781,411	2,880,209	3,401,187	(275,238)	1,827,217	619,628	508,368

Net equalization credits and charges (Note 2)	1,654,356	6,111,292	(26,025)	(36,212)	28,146	(2,845)	—	(7,243)	(45,842)	(23,755)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,106,194)	(13,646,214)	(81,752)	(120,565)	(200,168)	(478,660)	(161,838)	(366,239)	(143,819)	(155,043)
Net realized gains	—	—	—	(78,055)	—	—	—	—	—	—

Total distributions to shareholders	(15,106,194)	(13,646,214)	(81,752)	(198,620)	(200,168)	(478,660)	(161,838)	(366,239)	(143,819)	(155,043)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	311,967,767	195,499,178	3,165,531	2,850,617	15,107,484	7,759,841	—	1,346,823	3,890,337	2,662,828
Cost of shares redeemed	—	(3,706,930)	—	(9,175,088)	—	(10,936,077)	—	(3,773,173)	—	(7,217,238)
Net income equalization (Note 2)	(1,654,356)	(6,111,292)	26,025	36,212	(28,146)	2,845	—	7,243	45,842	23,755

Net increase (decrease) in net assets from beneficial interest transactions	310,313,411	185,680,956	3,191,556	(6,288,259)	15,079,338	(3,173,391)	—	(2,419,107)	3,936,179	(4,530,655)

Net increase (decrease) in net assets during the period	375,577,248	269,770,546	4,174,815	(5,741,680)	17,787,525	(253,709)	(437,076)	(965,372)	4,366,146	(4,201,085)
Net assets at beginning of period	543,476,184	273,705,638	5,529,215	11,270,895	18,985,604	19,239,313	11,389,368	12,354,740	3,534,009	7,735,094

NET ASSETS END OF PERIOD (1)	$919,053,432	$543,476,184	$9,704,030	$5,529,215	$36,773,129	$18,985,604	$10,952,292	$11,389,368	$7,900,155	$3,534,009

SHARES OF BENEFICIAL INTEREST:
Shares sold	7,400,000	5,100,000	100,000	100,000	400,000	250,000	—	50,000	200,000	150,000
Shares redeemed	—	(100,000)	—	(350,000)	—	(350,000)	—	(150,000)	—	(450,000)

Net increase (decrease)	7,400,000	5,000,000	100,000	(250,000)	400,000	(100,000)	—	(100,000)	200,000	(300,000)

(1) Including undistributed (distribution in excess of) net investment income	$(11,987,290)	$(7,023,219)	$31,001	$74,497	$(7,988)	$1,316	$13,012	$28,976	$23,195	$86,595

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Health Care Sector ETF		SPDR S&P International Industrial Sector ETF		SPDR S&P International Materials Sector ETF		SPDR S&P International Technology Sector ETF		SPDR S&P International Telecommunications Sector ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended	3/31/13	Year Ended
	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12	(Unaudited)	9/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$403,456	$473,106	$73,032	$281,599	$52,204	$235,788	$52,451	$163,085	$232,010	$1,145,937
Net realized gain (loss) on investments and foreign currency transactions	(5,143)	1,484,728	(418,031)	(2,325,873)	(646,569)	(1,013,664)	(11,380)	(14,651)	(342,999)	(73,593)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,682,318	1,444,628	1,326,184	2,648,001	652,109	1,997,268	1,601,611	1,454,455	778,614	125,892

Net increase in net assets resulting from operations	4,080,631	3,402,462	981,185	603,727	57,744	1,219,392	1,642,682	1,602,889	667,625	1,198,236

Net equalization credits and charges (Note 2)	3,209	(4,482)	(69,003)	(50,201)	(2,855)	7,321	(8,798)	(16,355)	(1,135)	(7,414)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(368,650)	(462,681)	(154,133)	(261,597)	(134,559)	(253,185)	(61,498)	(165,338)	(223,716)	(1,106,996)
Net realized gains	—	—	—	—	—	—	—	(75,801)	—	—

Total distributions to shareholders	(368,650)	(462,681)	(154,133)	(261,597)	(134,559)	(253,185)	(61,498)	(241,139)	(223,716)	(1,106,996)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,790,834	23,394,533	4,055,522	14,628,938	—	1,070,625	4,036,324	—	5,629,249	13,700,325
Cost of shares redeemed	—	(17,417,767)	(2,489,084)	(26,547,201)	(2,516,666)	(9,597,009)	—	(9,183,492)	—	(1,151,079)
Net income equalization (Note 2)	(3,209)	4,482	69,003	50,201	2,855	(7,321)	8,798	16,355	1,135	7,414

Net increase (decrease) in net assets from beneficial interest transactions	1,787,625	5,981,248	1,635,441	(11,868,062)	(2,513,811)	(8,533,705)	4,045,122	(9,167,137)	5,630,384	12,556,660

Net increase (decrease) in net assets during the period	5,502,815	8,916,547	2,393,490	(11,576,133)	(2,593,481)	(7,560,177)	5,617,508	(7,821,742)	6,073,158	12,640,486
Net assets at beginning of period	28,123,139	19,206,592	8,634,892	20,211,025	11,842,424	19,402,601	10,880,665	18,702,407	25,098,134	12,457,648

NET ASSETS END OF PERIOD (1)	$33,625,954	$28,123,139	$11,028,382	$8,634,892	$9,248,943	$11,842,424	$16,498,173	$10,880,665	$31,171,292	$25,098,134

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	700,000	150,000	600,000	—	50,000	150,000	—	250,000	600,000
Shares redeemed	—	(550,000)	(100,000)	(1,150,000)	(100,000)	(400,000)	—	(400,000)	—	(50,000)

Net increase (decrease)	50,000	150,000	50,000	(550,000)	(100,000)	(350,000)	150,000	(400,000)	250,000	550,000

(1) Including undistributed (distribution in excess of) net investment income	$133,700	$98,894	$38,510	$119,611	$13,952	$96,307	$34,622	$43,669	$43,628	$35,334

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Utilities Sector ETF
	Six Months Ended
	3/31/13	Year Ended
	(Unaudited)	9/30/12

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$220,045	$683,322
Net realized gain (loss) on investments and foreign currency transactions	(6,265)	(498,357)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(28,956)	(358,492)

Net increase (decrease) in net assets resulting from operations	184,824	(173,527)

Net equalization credits and charges (Note 2)	10,516	109,870

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(326,253)	(691,902)

Total distributions to shareholders	(326,253)	(691,902)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,620,332	16,707,621
Net income equalization (Note 2)	(10,516)	(109,870)

Net increase (decrease) in net assets from beneficial interest transactions	1,609,816	16,597,751

Net increase in net assets during the period	1,478,903	15,842,192
Net assets at beginning of period	25,403,116	9,560,924

NET ASSETS END OF PERIOD (1)	$26,882,019	$25,403,116

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	1,000,000
Shares redeemed	—	—

Net increase (decrease)	100,000	1,000,000

(1) Including undistributed (distribution in excess of) net investment income	$(107,208)	$(1,000)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF							SPDR EURO STOXX 50 ETF
	Six Months							Six Months
	Ended							Ended
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/13		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	(Unaudited)		9/30/12	9/30/11		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$31.50		$28.26	$33.39	$35.31	$36.33	$53.69	$30.96		$28.72	$36.90		$41.34	$41.88	$62.12

Income (loss) from investment operations:
Net investment income (loss)	0.49	(1)	1.25 (1)	1.23 (1)	1.02 (1)	1.11 (1)	1.88	0.20	(1)	1.42 (1)	1.63	(1)	1.13 (1)	1.21 (1)	2.17
Net realized and unrealized gain (loss) (2)	2.12		3.21	(4.73)	(1.95)	(1.05)	(17.09)	2.05		1.77	(8.23)		(4.47)	(0.65)	(19.32)

Total from investment operations	2.61		4.46	(3.50)	(0.93)	0.06	(15.21)	2.25		3.19	(6.60)		(3.34)	0.56	(17.15)

Net equalization credits and charges (1)	0.02		0.04	(0.03)	0.06	(0.01)	(0.12)	0.03		0.35	(0.00	)(3)	0.10	0.15	(0.24)

Distributions to shareholders from:
Net investment income	(0.45)		(1.26)	(1.60)	(1.05)	(1.07)	(1.69)	(0.25)		(1.30)	(1.58)		(1.20)	(1.25)	(1.95)
Net realized gains	—		—	—	—	—	(0.34)	—		—	—		—	—	(0.90)

Total distributions	(0.45)		(1.26)	(1.60)	(1.05)	(1.07)	(2.03)	(0.25)		(1.30)	(1.58)		(1.20)	(1.25)	(2.85)

Net asset value, end of period	$33.68		$31.50	$28.26	$33.39	$35.31	$36.33	$32.99		$30.96	$28.72		$36.90	$41.34	$41.88

Total return (4)	8.37%		16.25%	(11.37)%	(2.52)%	0.69%	(29.27)%	7.34%		12.90%	(18.88)%		(7.48)%	2.35%	(29.00)%
Net assets, end of period (in 000’s)	$55,588		$37,809	$29,684	$38,407	$56,514	$76,311	$1,820,942		$993,820	$116,356		$162,400	$181,922	$224,080
Ratio of expenses to average net assets	0.29	%(5)	0.29%	0.30%	0.31%	0.29%	0.29%	0.29	%(5)	0.29%	0.30%		0.31%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets	2.94	%(5)	4.12%	3.55%	3.05%	3.93%	3.35%	1.18	%(5)	4.78%	4.29%		3.03%	3.67%	3.53%
Portfolio turnover rate (6)	4%		6%	7%	9%	11%	14%	3%		9%	7%		8%	12%	14%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF							SPDR S&P Small Cap Emerging Asia Pacific ETF				SPDR S&P Russia ETF
	Six Months							Six Months		For the		Six Months				For the
	Ended							Ended		Period		Ended				Period
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/13		1/11/12*-		3/31/13		Year Ended	Year Ended	3/10/10*-
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	(Unaudited)		9/30/12		(Unaudited)		9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$73.54		$66.85	$82.86	$69.33	$54.59	$87.74	$44.42		$40.00		$28.54		$25.65	$30.01	$30.00

Income (loss) from investment operations:
Net investment income (loss)	0.15	(1)	1.32 (1)	1.52 (1)	1.28 (1)	1.21 (1)	0.90	—	(1) (2)	0.70	(1)	0.14	(1)	0.57 (1)	0.57 (1)	0.20	(1)
Net realized and unrealized gain (loss) (3)	3.55		8.00	(13.63)	13.06	13.92	(35.04)	3.84		3.52		(0.62)		2.80	(4.53)	(0.01)

Total from investment operations	3.70		9.32	(12.11)	14.34	15.13	(34.14)	3.84		4.22		(0.48)		3.37	(3.96)	0.19

Net equalization credits and charges (1)	—		—	—	—	0.43	2.13	—		—		—		—	—	—

Other Capital	—		—	—	—	—	—	—		0.20		—		—	—	—

Distributions to shareholders from:
Net investment income	(0.87)		(1.71)	(1.29)	(0.81)	(0.82)	(1.03)	(1.59)		—		(0.68)		(0.48)	(0.29)	(0.18)
Net realized gains	—		(0.92)	(2.61)	—	—	(0.11)	(3.20)		—		—		—	(0.11)	—

Total distributions	(0.87)		(2.63)	(3.90)	(0.81)	(0.82)	(1.14)	(4.79)		—		(0.68)		(0.48)	(0.40)	(0.18)

Net asset value, end of period	$76.37		$73.54	$66.85	$82.86	$69.33	$54.59	$43.47		$44.42		$27.38		$28.54	$25.65	$30.01

Total return (4)	4.75%		14.40%	(15.55)%	20.85%	29.15%	(36.95)%	8.54%		11.08%		(2.18)%		13.40%	(13.58)%	0.72%
Net assets, end of period (in 000’s)	$504,033		$389,769	$514,755	$712,608	$436,766	$163,780	$2,174		$2,221		$35,589		$39,963	$43,611	$6,003
Ratio of expenses to average net assets	0.60	%(5)	0.60%	0.60%	0.60%	0.59%	0.59%	0.65	%(5)	0.71	%(5)	0.61	%(5)	0.59%	0.59%	0.59	%(5)
Ratio of net investment income (loss) to average net assets	0.40	%(5)	1.87%	1.83%	1.74%	2.25%	2.28%	0.01	%(5)	2.27	%(5)	0.97	%(5)	2.05%	1.56%	1.25	%(5)
Portfolio turnover rate (6)	3%		7%	20%	10%	4%	7%	—	%(7)	65%		—%		11%	15%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF								SPDR S&P Emerging Markets ETF
	Six Months								Six Months
	Ended								Ended
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09		9/30/08	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$65.45		$57.68	$76.14	$66.50	$51.29		$94.34	$63.85		$57.26	$69.89	$59.00	$51.86	$75.21

Income (loss) from investment operations:
Net investment income (loss)	(0.11	)(1)	1.68 (1)	1.31 (1)	1.03 (1)	1.21	(1)	0.75	0.24	(1)	1.48 (1)	1.36 (1)	1.09 (1)	0.97 (1)	1.32
Net realized and unrealized gain (loss) (2)	4.93		7.56	(18.48)	9.44	14.81		(43.64)	2.27		7.20	(12.20)	10.73	7.00	(23.44)

Total from investment operations	4.82		9.24	(17.17)	10.47	16.02		(42.89)	2.51		8.68	(10.84)	11.82	7.97	(22.12)

Net equalization credits and charges (1)	—		—	—	—	0.53		0.47	—		—	—	—	0.60	0.16

Other Capital	—	(3)	—	—	—	—		—	—		— (4)	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.33)		(1.47)	(1.29)	(0.83)	(1.34)		(0.63)	(0.78)		(1.41)	(1.15)	(0.93)	(1.43)	(0.65)
Net realized gains	—		—	—	—	—		—	—		(0.68)	(0.64)	—	—	(0.74)

Total distributions	(0.33)		(1.47)	(1.29)	(0.83)	(1.34)		(0.63)	(0.78)		(2.09)	(1.79)	(0.93)	(1.43)	(1.39)

Net asset value, end of period	$69.94		$65.45	$57.68	$76.14	$66.50		$51.29	$65.58		$63.85	$57.26	$69.89	$59.00	$51.86

Total return (5)	7.32%		16.17%	(22.95)%	15.87%	33.06%		(45.26)%	3.71%		15.58%	(16.06)%	20.25%	18.05%	(29.77)%
Net assets, end of period (in 000’s)	$1,097,984		$759,186	$617,133	$677,680	$445,539		$123,108	$222,964		$166,023	$154,600	$216,661	$94,395	$36,299
Ratio of expenses to average net assets	0.59	%(6)	0.59%	0.60%	0.61%	0.59%		0.59%	0.59	%(6)	0.59%	0.60%	0.60%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	(0.30	)%(6)	2.56%	1.71%	1.46%	2.22%		1.33%	0.75	%(6)	2.39%	1.90%	1.73%	2.18%	1.97%
Portfolio turnover rate (7)	2%		10%	9%	25%	0	%(8)	4%	5%		11%	4%	15%	1%	11%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	State Street reimbursed the Fund $6,299 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(8)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF					SPDR S&P BRIC 40 ETF
	Six Months			For the		Six Months
	Ended			Period		Ended
	3/31/13		Year Ended	2/23/11*-		3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/12	9/30/11		(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$43.70		$43.89	$50.00		$22.97		$20.92	$25.84	$23.03	$20.29	$30.18

Income (loss) from investment operations:
Net investment income (loss)	0.48	(1)	3.18 (1)	2.32	(1)	0.06	(1)	0.54 (1)	0.60 (1)	0.43 (1)	0.42 (1)	0.39
Net realized and unrealized gain (loss) (2)	1.21		(0.78)	(6.96)		0.46		2.09	(5.00)	2.75	2.97	(10.19)

Total from investment operations	1.69		2.40	(4.64)		0.52		2.63	(4.40)	3.18	3.39	(9.80)

Net equalization credits and charges (1)	—	(3)	0.01	0.43		—		—	—	—	0.01	0.04

Other Capital	—		—	—		—		— (4)	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.37)		(2.60)	(1.28)		(0.22)		(0.58)	(0.52)	(0.37)	(0.66)	(0.13)
Return of capital	—		—	(0.62)		—		—	—	—	—	—

Total distributions	(0.37)		(2.60)	(1.90)		(0.22)		(0.58)	(0.52)	(0.37)	(0.66)	(0.13)

Net asset value, end of period	$45.02		$43.70	$43.89		$23.27		$22.97	$20.92	$25.84	$23.03	$20.29

Total return (5)	3.55%		5.54%	(8.73)%		2.11%		12.82%	(17.49)%	13.98%	18.16%	(32.50)%
Net assets, end of period (in 000’s)	$506,483		$301,515	$54,862		$283,892		$296,324	$374,453	$459,991	$340,812	$188,734
Ratio of expenses to average net assets	0.60	%(6)	0.61%	0.62	%(6)	0.50	%(6)	0.50%	0.51%	0.52%	0.48%	0.40%
Ratio of expenses to average net assets before waivers	0.60	%(6)	0.61%	0.62	%(6)	0.50	%(6)	0.50%	0.51%	0.52%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.11	%(6)	6.80%	7.46	%(6)	0.51	%(6)	2.32%	2.23%	1.78%	2.36%	1.43%
Portfolio turnover rate (7)	38%		134%	42%		8%		13%	10%	10%	16%	16%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	State Street reimbursed the Fund $29,705 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Europe ETF							SPDR S&P Emerging Latin America ETF
	Six Months							Six Months
	Ended							Ended
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/13		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	(Unaudited)		9/30/12	9/30/11		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$41.26		$37.16	$45.55	$39.42	$42.73	$64.57	$71.28		$64.12	$84.48		$69.92	$61.83	$78.49

Income (loss) from investment operations:
Net investment income (loss)	0.06	(1)	0.95 (1)	1.02 (1)	0.46 (1)	0.50 (1)	0.46	0.76	(1)	1.76 (1)	1.93	(1)(2)	1.57 (1)	1.13 (1)	1.32
Net realized and unrealized gain (loss) (3)	0.92		4.22	(8.73)	6.06	(2.77)	(22.41)	2.92		7.40	(20.76)		14.73	8.12	(17.23)

Total from investment operations	0.98		5.17	(7.71)	6.52	(2.27)	(21.95)	3.68		9.16	(18.83)		16.30	9.25	(15.91)

Net equalization credits and charges (1)	—		—	—	—	(0.29)	0.51	—		—	—		—	0.37	0.25

Distributions to shareholders from:
Net investment income	(0.77)		(1.07)	(0.68)	(0.39)	(0.75)	(0.37)	(0.64)		(2.00)	(1.53)		(1.74)	(1.53)	(0.95)
Net realized gains	—		—	—	—	—	(0.03)	—		—	—		—	—	(0.05)

Total distributions	(0.77)		(1.07)	(0.68)	(0.39)	(0.75)	(0.40)	(0.64)		(2.00)	(1.53)		(1.74)	(1.53)	(1.00)

Net asset value, end of period	$41.47		$41.26	$37.16	$45.55	$39.42	$42.73	$74.32		$71.28	$64.12		$84.48	$69.92	$61.83

Total return (4)	1.90%		14.32%	(17.35)%	16.74%	(5.18)%	(33.45)%	5.13%		14.49%	(22.78	)%(2)	23.73%	16.99%	(20.21)%
Net assets, end of period (in 000’s)	$91,240		$86,639	$118,917	$232,325	$137,975	$81,189	$111,479		$114,055	$121,832		$211,194	$132,844	$74,202
Ratio of expenses to average net assets	0.59	%(5)	0.60%	0.61%	0.61%	0.59%	0.60%	0.60	%(5)	0.59%	0.60%		0.61%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.28	%(5)	2.41%	2.04%	1.07%	1.66%	0.96%	2.08	%(5)	2.43%	2.27	%(2)	2.05%	2.27%	1.94%
Portfolio turnover rate (6)	3%		6%	10%	21%	45%	19%	5%		7%	12%		23%	17%	7%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.21 per share and 0.24% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (23.11)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Middle East & Africa ETF							SPDR S&P World ex-US ETF
	Six Months							Six Months
	Ended							Ended
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$70.76		$62.01	$71.33	$58.74	$54.48	$68.63	$23.91		$21.37	$24.19	$23.58	$23.31	$34.05

Income (loss) from investment operations:
Net investment income (loss)	0.74	(1)	2.13 (1)	1.87 (1)	1.33 (1)	1.36 (1)	1.79 (2)	0.26	(1)	0.75 (1)	0.75 (1)	0.56 (1)	0.57 (1)	0.61
Net realized and unrealized gain (loss) (3)	(3.25)		9.44	(9.65)	12.51	5.97	(15.86)	2.20		2.38	(2.89)	0.56	(0.22)	(11.31)

Total from investment operations	(2.51)		11.57	(7.78)	13.84	7.33	(14.07)	2.46		3.13	(2.14)	1.12	0.35	(10.70)

Net equalization credits and charges (1)	—		—	—	—	(0.51)	1.04	—		—	—	—	0.56	0.62

Distributions to shareholders from:
Net investment income	(1.16)		(2.82)	(1.54)	(1.25)	(2.56)	(1.02)	(0.26)		(0.59)	(0.68)	(0.51)	(0.64)	(0.57)
Net realized gains	—		—	—	—	—	(0.10)	—		—	—	—	—	(0.09)

Total distributions	(1.16)		(2.82)	(1.54)	(1.25)	(2.56)	(1.12)	(0.26)		(0.59)	(0.68)	(0.51)	(0.64)	(0.66)

Net asset value, end of period	$67.09		$70.76	$62.01	$71.33	$58.74	$54.48	$26.11		$23.91	$21.37	$24.19	$23.58	$23.31

Total return (4)	(3.69)%		19.26%	(11.32)%	23.91%	14.04%	(19.37)%	10.35%		14.99%	(9.32)%	4.99%	4.68%	(30.13)%
Net assets, end of period (in 000’s)	$73,796		$91,986	$105,410	$142,664	$129,232	$152,538	$579,553		$411,282	$119,679	$106,453	$84,886	$27,973
Ratio of expenses to average net assets	0.59	%(5)	0.59%	0.60%	0.60%	0.59%	0.59%	0.34	%(5)	0.34%	0.35%	0.35%	0.34%	0.35%
Ratio of net investment income (loss) to average net assets	2.14	%(5)	3.17%	2.55%	2.12%	2.98%	3.88%	2.07	%(5)	3.28%	2.94%	2.44%	3.02%	3.36%
Portfolio turnover rate (6)	—	%(7)	7%	4%	27%	12%	7%	1%		8%	2%	7%	12%	4%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.38 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF							SPDR Dow Jones International Real Estate ETF
	Six Months							Six Months
	Ended							Ended
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$27.49		$25.79	$27.92	$25.45	$23.71	$36.71	$39.29		$32.70	$38.39	$35.53	$37.86	$63.83

Income (loss) from investment operations:
Net investment income (loss)	0.23	(1)	0.57 (1)	0.64 (1)	0.46 (1)	0.44 (1)	0.51	0.49	(1)	1.41 (1)	1.57 (1)	1.34 (1)	1.34 (1)	1.80
Net realized and unrealized gain (loss) (2)	3.25		2.08	(2.14)	2.42	1.74	(13.04)	4.81		5.67	(3.82)	2.84	(2.38)	(26.03)

Total from investment operations	3.48		2.65	(1.50)	2.88	2.18	(12.53)	5.30		7.08	(2.25)	4.18	(1.04)	(24.23)

Net equalization credits and charges (1)	—		—	—	—	0.12	0.35	—	(3)	1.06	0.09	(0.01)	0.05	0.06

Other Capital	—		— (4)	—	—	—	—	—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.49)		(0.75)	(0.63)	(0.41)	(0.56)	(0.30)	(1.78)		(1.55)	(3.53)	(1.31)	(1.34)	(1.80)
Net realized gains	—		(0.20)	—	—	—	(0.52)	—		—	—	—	—	—

Total distributions	(0.49)		(0.95)	(0.63)	(0.41)	(0.56)	(0.82)	(1.78)		(1.55)	(3.53)	(1.31)	(1.34)	(1.80)

Net asset value, end of period	$30.48		$27.49	$25.79	$27.92	$25.45	$23.71	$42.81		$39.29	$32.70	$38.39	$35.53	$37.86

Total return (5)	12.89%		10.74%	(5.72)%	11.54%	10.45%	(33.83)%	13.79%		25.52%	(6.76)%	12.15%	(1.52)%	(38.38)%
Net assets, end of period (in 000’s)	$746,673		$679,080	$729,907	$622,564	$509,033	$331,890	$3,871,235		$3,136,658	$1,996,074	$1,314,261	$939,265	$811,118
Ratio of expenses to average net assets	0.59	%(6)	0.59%	0.61%	0.60%	0.59%	0.59%	0.59	%(6)	0.59%	0.61%	0.60%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	1.60	%(6)	2.16%	2.12%	1.81%	2.27%	2.38%	2.40	%(6)	3.96%	4.05%	3.86%	4.85%	3.43%
Portfolio turnover rate (7)	21%		2%	22%	17%	21%	46%	4%		11%	10%	7%	23%	8%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	State Street reimbursed the Fund $13,909 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF							SPDR S&P Global Natural Resources ETF						SPDR MSCI ACWI ex-US ETF
	Six Months							Six Months				For the		Six Months
	Ended							Ended				Period		Ended
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/13		Year Ended	Year Ended	9/13/10*-		3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	(Unaudited)		9/30/12	9/30/11	9/30/10		(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$40.42		$38.94	$40.91	$41.94	$47.03	$57.68	$50.90		$45.94	$50.76	$50.00		$30.49		$27.55	$31.77	$30.38	$29.39	$42.56

Income (loss) from investment operations:
Net investment income (loss)	0.56	(1)	1.60 (1)	1.71 (1)	1.47 (1)	1.57 (1)	1.53 (2)	0.50	(1)	1.14 (1)	1.23 (1)	0.03	(1)	0.31	(1)	0.89 (1)	0.95 (1)	0.73 (1)	0.71 (1)	0.82
Net realized and unrealized gain (loss) (3)	1.77		1.53	(2.03)	(0.88)	(4.35)	(11.64)	(0.65)		4.78	(5.44)	0.73		2.43		2.93	(4.28)	1.35	1.14	(13.76)

Total from investment operations	2.33		3.13	(0.32)	0.59	(2.78)	(10.11)	(0.15)		5.92	(4.21)	0.76		2.74		3.82	(3.33)	2.08	1.85	(12.94)

Net equalization credits and charges (1)	—		—	—	—	0.07	0.60	—		—	—	—		—		—	—	—	0.08	0.60

Distributions to shareholders from:
Net investment income	(0.51)		(1.65)	(1.65)	(1.62)	(2.38)	(0.94)	(0.47)		(0.96)	(0.61)	—		(0.44)		(0.88)	(0.89)	(0.69)	(0.94)	(0.77)
Net realized gains	—		—	—	—	—	(0.20)	—		—	—	—		—		—	—	—	—	(0.06)

Total distributions	(0.51)		(1.65)	(1.65)	(1.62)	(2.38)	(1.14)	(0.47)		(0.96)	(0.61)	—		(0.44)		(0.88)	(0.89)	(0.69)	(0.94)	(0.83)

Net asset value, end of period	$42.24		$40.42	$38.94	$40.91	$41.94	$47.03	$50.28		$50.90	$45.94	$50.76		$32.79		$30.49	$27.55	$31.77	$30.38	$29.39

Total return (4)	5.73%		8.20%	(1.04)%	1.63%	(5.40)%	(16.93)%	(0.30)%		13.07%	(8.56)%	1.52%		8.95%		14.20%	(10.99)%	7.13%	7.41%	(29.53)%
Net assets, end of period (in 000’s)	$71,809		$36,378	$35,045	$53,186	$67,099	$79,944	$558,092		$414,852	$163,076	$7,615		$426,267		$384,218	$363,713	$393,909	$309,901	$258,639
Ratio of expenses to average net assets	0.59	%(5)	0.59%	0.60%	0.61%	0.59%	0.59%	0.40	%(5)	0.40%	0.40%	0.38	%(5)	0.34	%(5)	0.34%	0.35%	0.35%	0.34%	0.34%
Ratio of net investment income (loss) to average net assets	2.76	%(5)	4.02%	4.07%	3.63%	4.16%	3.49%	1.95	%(5)	2.28%	2.13%	1.10	%(5)	1.95	%(5)	3.03%	2.85%	2.43%	2.98%	3.00%
Portfolio turnover rate (6)	5%		10%	6%	6%	10%	7%	13%		18%	32%	0	%(7)	1%		8%	4%	3%	15%	5%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.44 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI IMI ETF				SPDR MSCI EM 50 ETF				SPDR Russell/Nomura PRIME Japan ETF
	Six Months		For the		Six Months		For the		Six Months
	Ended		Period		Ended		Period		Ended
	3/31/13		2/27/12*-		3/31/13		2/27/12*-		3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/12		(Unaudited)		9/30/12		(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$50.04		$50.00		$47.31		$50.00		$35.57		$37.12	$37.80	$38.41	$39.64	$55.91

Income (loss) from investment operations:
Net investment income (loss)	0.52	(1)	0.88	(1)	0.15	(1)	0.86	(1)	0.29	(1)	0.66 (1)	0.85 (1)	0.50 (1)	0.46 (1)	1.95
Net realized and unrealized gain (loss) (2)	4.68		(0.30)		0.54		(3.09)		5.53		(1.55)	(0.56)	(0.58)	(0.64)	(15.75)

Total from investment operations	5.20		0.58		0.69		(2.23)		5.82		(0.89)	0.29	(0.08)	(0.18)	(13.80)

Net equalization credits and charges (1)	—		—		—		—		—		—	—	—	0.29	(0.62)

Distributions to shareholders from:
Net investment income	(0.56)		(0.54)		(0.89)		(0.46)		(0.41)		(0.66)	(0.97)	(0.53)	(1.34)	(1.69)
Net realized gains	(0.02)		—		—		—		—		—	—	—	—	(0.16)

Total distributions	(0.58)		(0.54)		(0.89)		(0.46)		(0.41)		(0.66)	(0.97)	(0.53)	(1.34)	(1.85)

Net asset value, end of period	$54.66		$50.04		$47.11		$47.31		$40.98		$35.57	$37.12	$37.80	$38.41	$39.64

Total return (3)	10.43%		1.28%		1.11%		(4.37)%		16.63%		(2.33)%	0.56%	(0.14)%	0.58%	(26.48)%
Net assets, end of period (in 000’s)	$5,466		$5,004		$2,355		$4,731		$16,391		$14,227	$14,846	$15,119	$15,363	$23,786
Ratio of expenses to average net assets	0.25	%(4)	0.25	%(4)	0.50	%(4)	0.50	%(4)	0.50	%(4)	0.50%	0.51%	0.51%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.02	%(4)	3.08	%(4)	0.61	%(4)	3.16	%(4)	1.56	%(4)	1.83%	2.16%	1.34%	1.32%	0.52%
Portfolio turnover rate (5)	—	%(6)	—	%(6)	2%		4%		—	%(6)	1%	3%	3%	6%	3%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell/Nomura Small Cap Japan ETF							SPDR S&P International Dividend ETF
	Six Months							Six Months						For the
	Ended							Ended						Period
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	2/12/08*-
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$41.65		$43.79	$39.65	$40.51	$35.84	$48.31	$45.27		$45.07	$53.88	$52.49	$48.17	$70.76

Income (loss) from investment operations:
Net investment income (loss)	0.40	(1)	0.64 (1)	0.69 (1)	0.53 (1)	0.60 (1)	0.71	0.79	(1)	3.29 (1)	3.48 (1)	2.32 (1)	2.09 (1)	3.56
Net realized and unrealized gain (loss) (2)	6.31		(2.00)	4.12	(0.73)	5.29	(12.49)	3.11		(0.22)	(9.35)	1.26	3.70	(23.17)

Total from investment operations	6.71		(1.36)	4.81	(0.20)	5.89	(11.78)	3.90		3.07	(5.87)	3.58	5.79	(19.61)

Net equalization credits and charges (1)	—		—	—	—	(0.15)	(0.12)	0.04		0.14	0.37	0.06	0.40	1.30

Distributions to shareholders from:
Net investment income	(0.45)		(0.78)	(0.67)	(0.66)	(1.07)	(0.57)	(0.83)		(3.01)	(3.31)	(2.25)	(1.87)	(4.28)

Total distributions	(0.45)		(0.78)	(0.67)	(0.66)	(1.07)	(0.57)	(0.83)		(3.01)	(3.31)	(2.25)	(1.87)	(4.28)

Net asset value, end of period	$47.91		$41.65	$43.79	$39.65	$40.51	$35.84	$48.38		$45.27	$45.07	$53.88	$52.49	$48.17

Total return (3)	16.90%		(3.05)%	12.17%	(0.41)%	16.35%	(24.85)%	8.61%		7.45%	(11.06)%	7.34%	13.86%	(26.93)%
Net assets, end of period (in 000’s)	$71,864		$64,563	$98,537	$67,412	$85,081	$77,057	$1,320,908		$1,000,522	$482,266	$258,705	$126,037	$43,369
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.56%	0.56%	0.55%	0.55%	0.45	%(4)	0.45%	0.46%	0.46%	0.46%	0.48	%(4)
Ratio of net investment income (loss) to average net assets	1.88	%(4)	1.54%	1.63%	1.37%	1.74%	1.24%	3.36	%(4)	7.11%	6.24%	4.48%	5.26%	8.77	%(4)
Portfolio turnover rate (5)	10%		22%	10%	24%	25%	22%	58%		127%	142%	131%	148%	71%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Mid Cap ETF								SPDR S&P Emerging Markets Small Cap ETF
	Six Months						For the		Six Months							For the
	Ended						Period		Ended							Period
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	5/7/08*-		3/31/13		Year Ended	Year Ended	Year Ended		Year Ended	5/12/08*-
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/12	9/30/11	9/30/10		9/30/09	9/30/08

Net asset value, beginning of period	$27.69		$26.04	$28.76	$27.14	$26.04	$35.46		$44.43		$40.57	$54.62	$43.78		$32.69	$52.29

Income (loss) from investment operations:
Net investment income (loss)	0.22	(1)	0.68 (1)	0.76 (1)	0.55 (1)	0.57 (1)	0.32		0.10	(1)	0.96 (1)	0.99 (1)	1.06	(1)(2)	0.66 (1)	0.16
Net realized and unrealized gain (loss) (3)	3.06		2.57	(2.31)	2.31	0.72	(9.74)		3.95		5.15	(13.25)	10.65		10.18	(20.81)

Total from investment operations	3.28		3.25	(1.55)	2.86	1.29	(9.42)		4.05		6.11	(12.26)	11.71		10.84	(20.65)

Net equalization credits and charges (1)	—		—	—	—	0.34	—		—		—	—	—		0.56	1.05

Other Capital	—		—	—	—	—	—		0.01		0.04	—	—		—	—

Distributions to shareholders from:
Net investment income	(0.54)		(0.84)	(0.70)	(0.50)	(0.53)	—		(0.69)		(0.92)	(0.34)	(0.19)		(0.31)	—
Net realized gains	(0.07)		(0.76)	(0.47)	(0.74)	—	—		—		(1.37)	(1.45)	(0.68)		—	—

Total distributions	(0.61)		(1.60)	(1.17)	(1.24)	(0.53)	—		(0.69)		(2.29)	(1.79)	(0.87)		(0.31)	—

Net asset value, end of period	$30.36		$27.69	$26.04	$28.76	$27.14	$26.04		$47.80		$44.43	$40.57	$54.62		$43.78	$32.69

Total return (4)	11.64%		13.27%	(6.00)%	11.11%	6.87%	(26.54)%		9.00%		16.09%	(23.36)%	27.05%		35.45%	(37.48)%
Net assets, end of period (in 000’s)	$36,435		$35,993	$36,461	$30,196	$21,716	$5,208		$903,355		$897,446	$908,812	$797,411		$65,674	$9,807
Ratio of expenses to average net assets	0.45	%(5)	0.45%	0.46%	0.46%	0.45%	0.45	%(5)	0.65	%(5)	0.66%	0.66%	0.66%		0.66%	0.76	%(5)
Ratio of net investment income (loss) to average net assets	1.54	%(5)	2.56%	2.49%	2.07%	2.57%	2.22	%(5)	0.44	%(5)	2.27%	1.85%	2.19%		1.93%	3.41	%(5)
Portfolio turnover rate (6)	12%		28%	32%	31%	45%	19%		2%		22%	70%	85%		83%	2%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect a special one time dividend from a portfolio holding (Patni Computer Systems, Ltd.). The resulting increase to net investment income amounted to $0.07 per share and 0.15% of average net assets.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF								SPDR S&P International Consumer Discretionary Sector ETF
	Six Months						For the		Six Months						For the
	Ended						Period		Ended						Period
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	5/7/08*-		3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$40.56		$32.58	$36.00	$31.18	$39.33	$49.87		$27.65		$25.05	$26.90	$24.12	$22.37	$25.54

Income (loss) from investment operations:
Net investment income (loss)	0.61	(1)	1.12 (1)	1.16 (1)	1.11 (1)	1.19 (1)	0.56		0.17	(1)	0.52 (1)	0.47 (1)	0.41 (1)	0.43 (1)	0.12
Net realized and unrealized gain (loss) (2)	3.82		7.52	(2.00)	4.88	(8.23)	(10.80)		5.04		3.11	(1.79)	2.69	1.77	(3.26)

Total from investment operations	4.43		8.64	(0.84)	5.99	(7.04)	(10.24)		5.21		3.63	(1.32)	3.10	2.20	(3.14)

Net equalization credits and charges (1)	0.10		0.58	0.08	0.02	0.31	0.33		(0.11)		(0.13)	(0.03)	0.02	—	—

Distributions to shareholders from:
Net investment income	(0.90)		(1.24)	(2.66)	(1.19)	(1.42)	(0.63)		(0.40)		(0.51)	(0.50)	(0.34)	(0.45)	(0.03)
Net realized gains	—		—	—	—	—	—		—		(0.39)	—	—	—	—

Total distributions	(0.90)		(1.24)	(2.66)	(1.19)	(1.42)	(0.63)		(0.40)		(0.90)	(0.50)	(0.34)	(0.45)	(0.03)

Net asset value, end of period	$44.19		$40.56	$32.58	$36.00	$31.18	$39.33		$32.35		$27.65	$25.05	$26.90	$24.12	$22.37

Total return (3)	11.31%		28.56%	(2.80)%	19.71%	(15.97)%	(19.89)%		18.48%		14.40%	(5.33)%	13.12%	10.38%	(12.29)%
Net assets, end of period (in 000’s)	$919,053		$543,476	$273,706	$140,388	$81,076	$15,731		$9,704		$5,529	$11,271	$18,833	$4,824	$4,475
Ratio of expenses to average net assets	0.50	%(4)	0.50%	0.50%	0.51%	0.50%	0.50	%(4)	0.50	%(4)	0.51%	0.50%	0.51%	0.50%	0.52	%(4)
Ratio of net investment income (loss) to average net assets	2.88	%(4)	2.96%	3.08%	3.42%	4.84%	3.97	%(4)	1.12	%(4)	1.96%	1.61%	1.67%	2.22%	1.88	%(4)
Portfolio turnover rate (5)	3%		8%	9%	7%	18%	4%		—	%(6)	5%	9%	11%	7%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Staples Sector ETF								SPDR S&P International Energy Sector ETF
	Six Months						For the		Six Months						For the
	Ended						Period		Ended						Period
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	7/16/08*-		3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$34.52		$29.60	$29.80	$26.31	$25.80	$27.47		$25.31		$22.46	$24.52	$25.48	$25.07	$31.62

Income (loss) from investment operations:
Net investment income (loss)	0.31	(1)	0.82 (1)	0.88 (1)	0.69 (1)	0.57 (1)	0.13		0.32	(1)	0.79 (1)	0.70 (1)	0.65 (1)	0.76 (1)	0.16
Net realized and unrealized gain (loss) (2)	4.09		4.90	(0.37)	3.39	0.50	(1.69)		(0.93)		2.89	(2.10)	(1.01)	0.34	(6.57)

Total from investment operations	4.40		5.72	0.51	4.08	1.07	(1.56)		(0.61)		3.68	(1.40)	(0.36)	1.10	(6.41)

Net equalization credits and charges (1)	0.05		0.00 (3)	0.15	0.04	—	—		—		(0.02)	0.00 (3)	0.04	0.04	—

Distributions to shareholders from:
Net investment income	(0.26)		(0.80)	(0.86)	(0.63)	(0.56)	(0.11)		(0.36)		(0.81)	(0.66)	(0.64)	(0.72)	(0.14)
Return of capital	—		—	—	—	—	—		—		—	—	—	(0.01)	—

Total distributions	(0.26)		(0.80)	(0.86)	(0.63)	(0.56)	(0.11)		(0.36)		(0.81)	(0.66)	(0.64)	(0.73)	(0.14)

Net asset value, end of period	$38.71		$34.52	$29.60	$29.80	$26.31	$25.80		$24.34		$25.31	$22.46	$24.52	$25.48	$25.07

Total return (4)	12.80%		19.51%	2.08%	15.87%	4.48%	(5.70)%		(2.42)%		16.44%	(6.14)%	(1.18)%	5.09%	(20.28)%
Net assets, end of period (in 000’s)	$36,773		$18,986	$19,239	$14,900	$5,262	$5,160		$10,952		$11,389	$12,355	$12,259	$6,369	$5,014
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.51%	0.51%	0.50%	0.50	%(5)	0.50	%(5)	0.50%	0.51%	0.51%	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets	1.73	%(5)	2.53%	2.81%	2.50%	2.58%	2.17	%(5)	2.61	%(5)	3.16%	2.55%	2.63%	3.64%	3.03	%(5)
Portfolio turnover rate (6)	—	%(7)	7%	2%	5%	8%	9%		2%		6%	4%	11%	6%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Financial Sector ETF								SPDR S&P International Health Care Sector ETF
	Six Months						For the		Six Months							For the
	Ended						Period		Ended							Period
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	7/16/08*-		3/31/13		Year Ended	Year Ended	Year Ended	Year Ended		7/16/08*-
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09		9/30/08

Net asset value, beginning of period	$17.67		$15.47	$19.60	$21.39	$21.48	$24.52		$35.15		$29.55	$29.46	$28.50	$28.38		$31.23

Income (loss) from investment operations:
Net investment income (loss)	0.28	(1)	0.64 (1)	0.69 (1)	0.55 (1)	0.46 (1)	0.10		0.48	(1)	0.86 (1)	0.74 (1)	0.64 (1)	0.57	(1)	0.11
Net realized and unrealized gain (loss) (2)	2.51		2.15	(4.09)	(1.83)	(0.11)	(3.05)		4.36		5.57	0.04	0.96	0.11		(2.91)

Total from investment operations	2.79		2.79	(3.40)	(1.28)	0.35	(2.95)		4.84		6.43	0.78	1.60	0.68		(2.80)

Net equalization credits and charges (1)	(0.16)		(0.07)	(0.01)	0.04	0.01	—		—	(3)	(0.01)	0.05	(0.01)	—		—

Distributions to shareholders from:
Net investment income	(0.55)		(0.52)	(0.72)	(0.55)	(0.45)	(0.09)		(0.43)		(0.82)	(0.74)	(0.63)	(0.56)		(0.05)

Total distributions	(0.55)		(0.52)	(0.72)	(0.55)	(0.45)	(0.09)		(0.43)		(0.82)	(0.74)	(0.63)	(0.56)		(0.05)

Net asset value, end of period	$19.75		$17.67	$15.47	$19.60	$21.39	$21.48		$39.56		$35.15	$29.55	$29.46	$28.50		$28.38

Total return (4)	15.11%		18.02%	(17.99)%	(5.60)%	2.35%	(12.03)%		13.81%		22.03%	2.69%	5.71%	2.78%		(8.97)%
Net assets, end of period (in 000’s)	$7,900		$3,534	$7,735	$8,821	$5,348	$4,295		$33,626		$28,123	$19,207	$10,310	$5,701		$5,676
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.51%	0.51%	0.50%	0.50	%(5)	0.50	%(5)	0.50%	0.50%	0.51%	0.50%		0.50	%(5)
Ratio of net investment income (loss) to average net assets	2.94	%(5)	3.94%	3.47%	2.85%	2.88%	2.03	%(5)	2.62	%(5)	2.70%	2.37%	2.25%	2.35%		1.67	%(5)
Portfolio turnover rate (6)	2%		6%	4%	6%	25%	0	%(7)	—	%(7)	14%	5%	29%	0	%(7)	18%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Industrial Sector ETF									SPDR S&P International Materials Sector ETF
	Six Months							For the		Six Months							For the
	Ended							Period		Ended							Period
	3/31/13		Year Ended	Year Ended		Year Ended	Year Ended	7/16/08*-		3/31/13		Year Ended		Year Ended	Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/12	9/30/11		9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/12		9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$24.67		$22.46	$25.65		$23.26	$22.07	$27.47		$23.68		$22.83		$26.34	$23.05	$21.54	$31.52

Income (loss) from investment operations:
Net investment income (loss)	0.23	(1)	0.55 (1)	0.62	(1)	0.41 (1)	0.47 (1)	0.09		0.12	(1)	0.42	(1)	0.42 (1)	0.32 (1)	0.27 (1)	0.11
Net realized and unrealized gain (loss) (2)	3.46		2.32	(3.23)		2.27	1.25	(5.44)		(0.33)		0.87		(3.51)	3.25	1.41	(10.02)

Total from investment operations	3.69		2.87	(2.61)		2.68	1.72	(5.35)		(0.21)		1.29		(3.09)	3.57	1.68	(9.91)

Net equalization credits and charges (1)	(0.21)		(0.10)	(0.01)		0.06	—	—		(0.01)		0.01		(0.03)	(0.02)	0.15	—

Distributions to shareholders from:
Net investment income	(0.58)		(0.56)	(0.57)		(0.35)	(0.53)	(0.05)		(0.34)		(0.45)		(0.39)	(0.26)	(0.32)	(0.07)

Total distributions	(0.58)		(0.56)	(0.57)		(0.35)	(0.53)	(0.05)		(0.34)		(0.45)		(0.39)	(0.26)	(0.32)	(0.07)

Net asset value, end of period	$27.57		$24.67	$22.46		$25.65	$23.26	$22.07		$23.12		$23.68		$22.83	$26.34	$23.05	$21.54

Total return (3)	14.20%		12.53%	(10.62)%		11.94%	8.35%	(19.49)%		(1.00)%		5.79%		(12.12)%	15.53%	8.87%	(31.44)%
Net assets, end of period (in 000’s)	$11,028		$8,635	$20,211		$17,955	$4,653	$4,413		$9,249		$11,842		$19,403	$22,387	$9,221	$4,309
Ratio of expenses to average net assets	0.50	%(4)	0.50%	0.50%		0.52%	0.50%	0.50	%(4)	0.50	%(4)	0.50%		0.51%	0.52%	0.50%	0.50	%(4)
Ratio of net investment income (loss) to average net assets	1.73	%(4)	2.27%	2.22%		1.74%	2.59%	1.55	%(4)	0.97	%(4)	1.77%		1.42%	1.31%	1.47%	1.99	%(4)
Portfolio turnover rate (5)	1%		11%	0	%(6)	20%	3%	0	%(6)	6%		—	%(6)	1%	9%	7%	4%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Technology Sector ETF								SPDR S&P International Telecommunications Sector ETF
	Six Months						For the		Six Months							For the
	Ended						Period		Ended							Period
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	7/16/08*-		3/31/13		Year Ended	Year Ended		Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/12	9/30/11		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$24.18		$22.00	$24.76	$24.58	$22.27	$27.77		$22.82		$22.65	$24.30		$23.58	$22.71	$27.02

Income (loss) from investment operations:
Net investment income (loss)	0.10	(1)	0.29 (1)	0.34 (1)	0.29 (1)	0.24 (1)	0.06		0.19	(1)	1.45 (1)	1.22	(1)(2)	1.05 (1)	0.97 (1)	0.16
Net realized and unrealized gain (loss) (3)	3.37		2.37	(2.68)	0.14	2.32	(5.56)		0.27		0.10	(1.54)		0.69	0.86	(4.33)

Total from investment operations	3.47		2.66	(2.34)	0.43	2.56	(5.50)		0.46		1.55	(0.32)		1.74	1.83	(4.17)

Net equalization credits and charges (1)	(0.02)		(0.03)	0.00 (4)	0.01	0.01	—		—	(4)	(0.01)	0.01		0.02	0.02	—

Distributions to shareholders from:
Net investment income	(0.13)		(0.31)	(0.33)	(0.25)	(0.26)	—		(0.19)		(1.37)	(1.34)		(1.04)	(0.98)	(0.14)
Net realized gains	—		(0.14)	(0.09)	(0.01)	—	—		—		—	—		—	—	—

Total distributions	(0.13)		(0.45)	(0.42)	(0.26)	(0.26)	—		(0.19)		(1.37)	(1.34)		(1.04)	(0.98)	(0.14)

Net asset value, end of period	$27.50		$24.18	$22.00	$24.76	$24.58	$22.27		$23.09		$22.82	$22.65		$24.30	$23.58	$22.71

Total return (5)	14.07%		12.06%	(9.74)%	1.86%	11.81%	(19.81)%		2.04%		7.23%	(1.66	)%(2)	8.09%	8.68%	(15.45)%
Net assets, end of period (in 000’s)	$16,498		$10,881	$18,702	$21,044	$11,062	$4,454		$31,171		$25,098	$12,458		$15,795	$9,432	$4,542
Ratio of expenses to average net assets	0.50	%(6)	0.50%	0.51%	0.52%	0.51%	0.50	%(6)	0.50	%(6)	0.50%	0.51%		0.52%	0.50%	0.50	%(6)
Ratio of net investment income (loss) to average net assets	0.80	%(6)	1.21%	1.27%	1.20%	1.23%	1.04	%(6)	1.74	%(6)	6.48%	4.84	%(2)	4.62%	4.76%	3.11	%(6)
Portfolio turnover rate (7)	4%		6%	1%	10%	5%	0	%(8)	2%		3%	8%		6%	5%	0	%(8)

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.34% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (2.00)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(8)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Utilities Sector ETF
	Six Months							For the
	Ended							Period
	3/31/13		Year Ended	Year Ended		Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/12	9/30/11		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$16.39		$17.38	$20.55		$22.78	$24.95	$29.47

Income (loss) from investment operations:
Net investment income (loss)	0.14	(1)	0.85 (1)	0.92	(1)(2)	0.82 (1)	0.86 (1)	0.37	(3)
Net realized and unrealized loss (4)	(0.05)		(1.24)	(3.20)		(2.43)	(2.19)	(4.45)

Total from investment operations	0.09		(0.39)	(2.28)		(1.61)	(1.33)	(4.08)

Net equalization credits and charges (1)	0.01		0.14	0.02		0.04	—	—

Distributions to shareholders from:
Net investment income	(0.20)		(0.74)	(0.91)		(0.66)	(0.81)	(0.44)
Net realized gains	—		—	—		—	(0.03)	—

Total distributions	(0.20)		(0.74)	(0.91)		(0.66)	(0.84)	(0.44)

Net asset value, end of period	$16.29		$16.39	$17.38		$20.55	$22.78	$24.95

Total return (5)	0.29%		(1.30)%	(11.45	)%(2)	(6.71)%	(4.96)%	(13.87)%
Net assets, end of period (in 000’s)	$26,882		$25,403	$9,561		$8,221	$4,557	$4,989
Ratio of expenses to average net assets	0.50	%(6)	0.50%	0.51%		0.52%	0.50%	0.50	%(6)
Ratio of net investment income (loss) to average net assets	1.67	%(6)	5.15%	4.49	%(2)	3.94%	4.23%	6.47	%(6)
Portfolio turnover rate (7)	—	%(8)	8%	2%		5%	7%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.39% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (11.75)%.
(3)	Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.31 per share.
(4)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(8)	Amount shown represents less than 0.5%.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited)

1.	Organization

SPDR Index Shares Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of March 31, 2013, the Trust offered thirty-six (36) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund” and collectively the “Funds”). The financial statements herein relate to the following Funds: SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF (effective April 30, 2013 the fund changed its name from SPDR FTSE/Macquarie Global Infrastructure 100 ETF), SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Portfolio Summary.

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2013:

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$55,206,666	$—	*	$—		$55,206,666
SPDR EURO STOXX 50 ETF	1,819,774,935	—	*	—		1,819,774,935
SPDR S&P Emerging Asia Pacific ETF	526,658,070	778,383		—	**	527,436,453
SPDR S&P Small Cap Emerging Asia Pacific ETF	2,247,011	14,799		—	**	2,261,810

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR S&P Russia ETF	$35,738,888	$—		$—		$35,738,888
SPDR S&P China ETF	1,242,348,282	484,135		—		1,242,832,417
SPDR S&P Emerging Markets ETF	233,818,121	183,868		—	**	234,001,989
SPDR S&P Emerging Markets Dividend ETF	551,662,547	—		—		551,662,547
SPDR S&P BRIC 40 ETF	305,474,464	—		—		305,474,464
SPDR S&P Emerging Europe ETF	92,748,650	—	*	—		92,748,650
SPDR S&P Emerging Latin America ETF	121,794,080	—		—		121,794,080
SPDR S&P Emerging Middle East & Africa ETF	82,151,549	—		—		82,151,549
SPDR S&P World ex-US ETF	620,805,102	—	*	—		620,805,102
SPDR S&P International Small Cap ETF	820,821,347	1,393,729		234,461		822,449,537
SPDR Dow Jones International Real Estate ETF	4,023,295,685	—	*	—		4,023,295,685
SPDR S&P Global Infrastructure ETF	81,136,046	—		—		81,136,046
SPDR S&P Global Natural Resources ETF	587,675,153	—		—		587,675,153
SPDR MSCI ACWI ex-US ETF	456,534,484	—	*	—		456,534,484
SPDR MSCI ACWI IMI ETF	5,771,287	—		—		5,771,287
SPDR MSCI EM 50 ETF	2,355,115	—		—		2,355,115
SPDR Russell/Nomura PRIME Japan ETF	20,060,827	—		—		20,060,827
SPDR Russell/Nomura Small Cap Japan ETF	84,728,452	—	*	—		84,728,452
SPDR S&P International Dividend ETF	1,405,687,522	—		—		1,405,687,522
SPDR S&P International Mid Cap ETF	41,408,200	—	*	—		41,408,200
SPDR S&P Emerging Markets Small Cap ETF	952,132,649	5,240,491		—	**	957,373,140
SPDR Dow Jones Global Real Estate ETF	989,946,090	—	*	—		989,946,090
SPDR S&P International Consumer Discretionary Sector ETF	9,969,817	—		—		9,969,817
SPDR S&P International Consumer Staples Sector ETF	36,971,437	—	*	—		36,971,437
SPDR S&P International Energy Sector ETF	11,610,583	—		—		11,610,583
SPDR S&P International Financial Sector ETF	8,247,823	—		—		8,247,823
SPDR S&P International Health Care Sector ETF	33,645,877	—		—		33,645,877
SPDR S&P International Industrial Sector ETF	11,271,796	—		—		11,271,796
SPDR S&P International Materials Sector ETF	9,660,491	1,170		1,793		9,663,454
SPDR S&P International Technology Sector ETF	16,840,424	—		—		16,840,424
SPDR S&P International Telecommunications Sector ETF	31,885,080	—		—		31,885,080
SPDR S&P International Utilities Sector ETF	27,150,294	—		—		27,150,294

*	Fund held Level 2 securities that were valued at $0 at March 31, 2013.
**	Fund held Level 3 securities that were valued at $0 at March 31, 2013.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$32,182	$—	$—	$32,182

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the six months ended March 31, 2013. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

Investment Income

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of certain additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Effective February 23, 2010, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF no longer utilized equalization.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Futures

SPDR S&P Emerging Markets ETF used futures contracts during the period to meet the Fund’s objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Equity risk relates to change in value of equity securities such as common stocks due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled periodically with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined in Note 3) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and that a change in the value of a futures

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statements of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2013 is included in a table following the Fund’s Schedule of Investments.

The following tables summarize the value of the Fund’s derivative instruments as of March 31, 2013 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$185,782	$—	$—	$185,782

(a)	Initial margin deposit on futures

Liability Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$—	$—	$—	$—

(a)	Payable for variation margin on futures contracts

Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$(46,453)	$—	$—	$(46,453)

(a)	Net realized gain/loss on Futures.

Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$57,687	$—	$—	$57,687

(a)	Net change in unrealized appreciation (depreciation) on Futures.

The volume of derivatives held at period end is indicative of the volume held throughout the year.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing,

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

Accounting Standards Codification 740, Income Taxes (“ASC 740”) established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. The Funds have not recognized any liabilities for unrecognized tax benefits, related to the current year or prior years impacting the NAVs of the Funds. The Funds may be subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Funds’ investments may change over time based on factors including, but not limited to new tax laws, regulations, and interpretations thereof.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

For the six months ended March 31, 2013, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR STOXX Europe 50 ETF	$—
SPDR EURO STOXX 50 ETF	5,575,147
SPDR S&P Emerging Asia Pacific ETF	105,416
SPDR S&P Small Cap Emerging Asia Pacific ETF	—
SPDR S&P Russia ETF	(262,664)
SPDR S&P China ETF	11,347,523
SPDR S&P Emerging Markets ETF	1,381,084
SPDR S&P Emerging Markets Dividend ETF	—
SPDR S&P BRIC 40 ETF	5,339,640
SPDR S&P Emerging Europe ETF	634,830
SPDR S&P Emerging Latin America ETF	420,774
SPDR S&P Emerging Middle East & Africa ETF	1,273,795
SPDR S&P World ex-US ETF	—
SPDR S&P International Small Cap ETF	12,145,026

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Dow Jones International Real Estate ETF	$—
SPDR S&P Global Infrastructure ETF	—
SPDR S&P Global Natural Resources ETF	4,408,092
SPDR MSCI ACWI ex-US ETF	2,916,233
SPDR MSCI ACWI IMI ETF	—
SPDR MSCI EM 50 ETF	(101,149)
SPDR Russell/Nomura PRIME Japan ETF	1,657,414
SPDR Russell/Nomura Small Cap Japan ETF	(791,293)
SPDR S&P International Dividend ETF	—
SPDR S&P International Mid Cap ETF	470,764
SPDR S&P Emerging Markets Small Cap ETF	2,456,764
SPDR Dow Jones Global Real Estate ETF	—
SPDR S&P International Consumer Discretionary Sector ETF	—
SPDR S&P International Consumer Staples Sector ETF	—
SPDR S&P International Energy Sector ETF	—
SPDR S&P International Financial Sector ETF	—
SPDR S&P International Health Care Sector ETF	—
SPDR S&P International Industrial Sector ETF	(424,298)
SPDR S&P International Materials Sector ETF	(409,980)
SPDR S&P International Technology Sector ETF	—
SPDR S&P International Telecommunications Sector ETF	—
SPDR S&P International Utilities Sector ETF	—

At March 31, 2013, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

					Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	Short Term	Long Term

SPDR STOXX Europe 50 ETF	$—	$5,783,115	$6,195,941	$2,032,222	$123,590	$6,186,846
SPDR EURO STOXX 50 ETF	—	6,389,360	14,945,357	8,709,645	2,303,512	42,335,859
SPDR S&P Emerging Asia Pacific ETF	—	—	—	—	1,312,470	14,161,878
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—	—	—	—	—
SPDR S&P Russia ETF	—	—	—	—	1,606,561	815,018
SPDR S&P China ETF	—	2,685,375	3,455,043	20,718,358	7,930,197	16,159,601
SPDR S&P Emerging Markets ETF	—	—	—	—	—	4,318,295
SPDR S&P Emerging Markets Dividend ETF	—	—	—	362,314	23,688,436	1,609,549
SPDR S&P BRIC 40 ETF	—	399,946	37,661,979	9,992,324	3,996,266	27,879,445
SPDR S&P Emerging Europe ETF	—	5,912,354	8,992,073	9,348,438	890,145	5,814,446
SPDR S&P Emerging Latin America ETF	—	3,111,522	3,011,912	2,259,986	2,485,720	1,698,887
SPDR S&P Emerging Middle East & Africa ETF	—	1,967,866	10,818,456	1,720,229	587,197	5,512,594
SPDR S&P World ex-US ETF	—	—	2,423,514	—	—	1,550,596

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

					Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	Short Term	Long Term

SPDR S&P International Small Cap ETF	$—	$—	$—	$—	$4,263,504	$12,568,678
SPDR Dow Jones International Real Estate ETF	2,568,760	37,378,612	162,058,595	64,649,806	9,925,294	218,292,563
SPDR S&P Global Infrastructure ETF	—	246,762	3,044,553	1,744,492	1,134	3,439,838
SPDR S&P Global Natural Resources ETF	—	—	—	—	7,990,822	6,092,675
SPDR MSCI ACWI ex-US ETF	—	2,856,017	36,957,682	2,453,209	2,779,144	12,094,928
SPDR MSCI ACWI IMI ETF	—	—	—	—	—	—
SPDR MSCI EM 50 ETF	—	—	—	—	63,202	—
SPDR Russell/Nomura PRIME Japan ETF	—	367,543	574,285	91,148	5,867	173,309
SPDR Russell/Nomura Small Cap Japan ETF	—	1,812,297	3,384,327	20,536	—	—
SPDR S&P International Dividend ETF	—	—	13,759,514	—	67,258,345	31,503,155
SPDR S&P International Mid Cap ETF	—	—	—	—	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—	—	—	20,724,113	11,383,030
SPDR Dow Jones Global Real Estate ETF	—	103,944	4,030,131	1,089,711	2,814,951	1,766,583
SPDR S&P International Consumer Discretionary Sector ETF	—	—	—	—	14,577	38,653
SPDR S&P International Consumer Staples Sector ETF	—	—	72,762	3,931	—	—
SPDR S&P International Energy Sector ETF	—	4,624	119,106	316,377	—	185,938
SPDR S&P International Financial Sector ETF	—	39,777	563,054	43,972	13,091	319,324
SPDR S&P International Health Care Sector ETF	—	64,517	3,109	41,551	41,691	69,802
SPDR S&P International Industrial Sector ETF	—	4,087	41,800	85,376	30,716	156,494
SPDR S&P International Materials Sector ETF	—	65,728	154,398	205,070	48	2,353
SPDR S&P International Technology Sector ETF	—	—	—	—	—	—
SPDR S&P International Telecommunications Sector ETF	—	2,618	97,364	213,502	—	224,454
SPDR S&P International Utilities Sector ETF	—	16,137	130,798	182,287	—	462,021

During the tax year ended September 30, 2012, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR STOXX Europe 50 ETF	$—	$—
SPDR EURO STOXX 50 ETF	—	—
SPDR S&P Emerging Asia Pacific ETF	—	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—
SPDR S&P Russia ETF	—	—
SPDR S&P China ETF	—	—
SPDR S&P Emerging Markets ETF	—	—
SPDR S&P Emerging Markets Dividend ETF	—	—
SPDR S&P BRIC 40 ETF	—	—
SPDR S&P Emerging Europe ETF	—	—
SPDR S&P Emerging Latin America ETF	—	—
SPDR S&P Emerging Middle East & Africa ETF	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

	Amount Utilized	Amount Expired

SPDR S&P World ex-US ETF	$—	$—
SPDR S&P International Small Cap ETF	—	—
SPDR Dow Jones International Real Estate ETF	—	—
SPDR S&P Global Infrastructure ETF	—	—
SPDR S&P Global Natural Resources ETF	—	—
SPDR MSCI ACWI ex-US ETF	—	—
SPDR MSCI ACWI IMI ETF	—	—
SPDR MSCI EM 50 ETF	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—
SPDR Russell/Nomura Small Cap Japan ETF	185,565	—
SPDR S&P International Dividend ETF	—	—
SPDR S&P International Mid Cap ETF	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—
SPDR Dow Jones Global Real Estate ETF	—	—
SPDR S&P International Consumer Discretionary Sector ETF	—	—
SPDR S&P International Consumer Staples Sector ETF	23,980	—
SPDR S&P International Energy Sector ETF	—	—
SPDR S&P International Financial Sector ETF	—	—
SPDR S&P International Health Care Sector ETF	—	—
SPDR S&P International Industrial Sector ETF	—	—
SPDR S&P International Materials Sector ETF	—	—
SPDR S&P International Technology Sector ETF	5,746	—
SPDR S&P International Telecommunications Sector ETF	—	—
SPDR S&P International Utilities Sector ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR STOXX Europe 50 ETF	$—	$—
SPDR EURO STOXX 50 ETF	—	—
SPDR S&P Emerging Asia Pacific ETF	—	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—
SPDR S&P Russia ETF	—	—
SPDR S&P China ETF	—	—
SPDR S&P Emerging Markets ETF	—	—
SPDR S&P Emerging Markets Dividend ETF	—	—
SPDR S&P BRIC 40 ETF	—	—
SPDR S&P Emerging Europe ETF	—	—
SPDR S&P Emerging Latin America ETF	—	—
SPDR S&P Emerging Middle East & Africa ETF	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR S&P World ex-US ETF	$—	$—
SPDR S&P International Small Cap ETF	—	—
SPDR Dow Jones International Real Estate ETF	—	—
SPDR S&P Global Infrastructure ETF	—	—
SPDR S&P Global Natural Resources ETF	—	—
SPDR MSCI ACWI ex-US ETF	—	—
SPDR MSCI ACWI IMI ETF	—	—
SPDR MSCI EM 50 ETF	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—
SPDR Russell/Nomura Small Cap Japan ETF	—	—
SPDR S&P International Dividend ETF	—	—
SPDR S&P International Mid Cap ETF	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—
SPDR Dow Jones Global Real Estate ETF	—	—
SPDR S&P International Consumer Discretionary Sector ETF	—	—
SPDR S&P International Consumer Staples Sector ETF	—	—
SPDR S&P International Energy Sector ETF	—	—
SPDR S&P International Financial Sector ETF	—	—
SPDR S&P International Health Care Sector ETF	—	—
SPDR S&P International Industrial Sector ETF	—	—
SPDR S&P International Materials Sector ETF	—	—
SPDR S&P International Technology Sector ETF	(188,045)	—
SPDR S&P International Telecommunications Sector ETF	—	—
SPDR S&P International Utilities Sector ETF	—	—

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P International Dividend ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF. The following Funds distribute net investment income semi-annually: SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P Global Infrastructure ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

Subsequent Events

Events or transactions occurring after period end through the date the financial statements were issued have been evaluated by management in the preparation of the financial statements and no additional items were noted requiring disclosure or adjustment.

3.	Related Party Fees and Transactions

Advisory Fee

The Trust, on behalf of each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR STOXX Europe 50 ETF	0.29%
SPDR EURO STOXX 50 ETF	0.29
SPDR S&P Emerging Asia Pacific ETF	0.59
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.65
SPDR S&P Russia ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Emerging Markets ETF	0.59
SPDR S&P Emerging Markets Dividend ETF	0.59
SPDR S&P BRIC 40 ETF	0.50
SPDR S&P Emerging Europe ETF	0.59
SPDR S&P Emerging Latin America ETF	0.59
SPDR S&P Emerging Middle East & Africa ETF	0.59
SPDR S&P World ex-US ETF	0.34
SPDR S&P International Small Cap ETF	0.59
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P Global Infrastructure ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR MSCI ACWI ex-US ETF	0.34
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI EM 50 ETF	0.50
SPDR Russell/Nomura PRIME Japan ETF	0.50
SPDR Russell/Nomura Small Cap Japan ETF	0.55
SPDR S&P International Dividend ETF	0.45
SPDR S&P International Mid Cap ETF	0.45
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR Dow Jones Global Real Estate ETF	0.50
SPDR S&P International Consumer Discretionary Sector ETF	0.50
SPDR S&P International Consumer Staples Sector ETF	0.50
SPDR S&P International Energy Sector ETF	0.50
SPDR S&P International Financial Sector ETF	0.50
SPDR S&P International Health Care Sector ETF	0.50

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

Annual Rate

SPDR S&P International Industrial Sector ETF	0.50%
SPDR S&P International Materials Sector ETF	0.50
SPDR S&P International Technology Sector ETF	0.50
SPDR S&P International Telecommunications Sector ETF	0.50
SPDR S&P International Utilities Sector ETF	0.50

The Adviser pays all operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated at 85% payment to the fund, and 15% payable to State Street (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement). In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the period ended March 31, 2013, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR STOXX Europe 50 ETF	$1,200
SPDR EURO STOXX 50 ETF	61,467
SPDR S&P Emerging Asia Pacific ETF	20,755
SPDR S&P Small Cap Emerging Asia Pacific ETF	247
SPDR S&P Russia ETF	61
SPDR S&P China ETF	146,540
SPDR S&P Emerging Markets ETF	5,207
SPDR S&P Emerging Markets Dividend ETF	57,209
SPDR S&P BRIC 40 ETF	6,694
SPDR S&P Emerging Europe ETF	983
SPDR S&P Emerging Latin America ETF	3,763
SPDR S&P Emerging Middle East & Africa ETF	2,309
SPDR S&P World ex-US ETF	22,595
SPDR S&P International Small Cap ETF	74,360
SPDR Dow Jones International Real Estate ETF	69,751
SPDR S&P Global Infrastructure ETF	1,798
SPDR S&P Global Natural Resources ETF	12,585
SPDR MSCI ACWI ex-US ETF	17,523
SPDR MSCI ACWI IMI ETF	2
SPDR Russell/Nomura PRIME Japan ETF	594
SPDR Russell/Nomura Small Cap Japan ETF	6,110

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

Securities Lending
Agent Fees

SPDR S&P International Dividend ETF	$173,841
SPDR S&P International Mid Cap ETF	2,150
SPDR S&P Emerging Markets Small Cap ETF	195,196
SPDR Dow Jones Global Real Estate ETF	9,912
SPDR S&P International Consumer Discretionary Sector ETF	190
SPDR S&P International Consumer Staples Sector ETF	469
SPDR S&P International Energy Sector ETF	637
SPDR S&P International Financial Sector ETF	231
SPDR S&P International Health Care Sector ETF	337
SPDR S&P International Industrial Sector ETF	352
SPDR S&P International Materials Sector ETF	142
SPDR S&P International Technology Sector ETF	705
SPDR S&P International Telecommunications Sector ETF	488
SPDR S&P International Utilities Sector ETF	1,043

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust, SSgA Master Trust, SSgA Active ETF Trust and SPDR Series Trust pay, in the aggregate, each Independent Trustee an annual fee of $150,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at March 31, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/12	Cost	Shares	Proceeds	Shares	3/31/13	Income

SPDR STOXX Europe 50 ETF	$191,917	$719,107	719,107	$907,038	907,038	$3,986	$29
SPDR EURO STOXX 50 ETF	4,222,505	11,505,879	11,505,879	15,692,853	15,692,853	35,531	330
SPDR S&P Emerging Asia Pacific ETF	3,195,263	12,762,636	12,762,636	15,443,583	15,443,583	514,316	857
SPDR S&P Small Cap Emerging Asia Pacific ETF	100	256,302	256,302	247,749	247,749	8,653	20
SPDR S&P Russia ETF	537,150	1,792,782	1,792,782	1,975,550	1,975,550	354,382	169
SPDR S&P China ETF	745,106	9,789,675	9,789,675	9,466,330	9,466,330	1,068,451	916
SPDR S&P Emerging Markets ETF	846,305	16,128,431	16,128,431	14,116,689	14,116,689	2,858,047	1,467
SPDR S&P Emerging Markets Dividend ETF	7,076,913	39,927,103	39,927,103	46,288,278	46,288,278	715,738	648
SPDR S&P BRIC 40 ETF	168,879	5,705,590	5,705,590	5,044,239	5,044,239	830,230	318
SPDR S&P Emerging Europe ETF	100	3,452,282	3,452,282	3,239,826	3,239,826	212,556	199
SPDR S&P Emerging Latin America ETF	229,358	6,357,587	6,357,587	6,373,764	6,373,764	213,181	240
SPDR S&P Emerging Middle East & Africa ETF	93,201	1,900,624	1,900,624	1,946,140	1,946,140	47,685	194
SPDR S&P World ex-US ETF	332,197	7,090,967	7,090,967	5,875,324	5,875,324	1,547,840	515
SPDR S&P International Small Cap ETF	1,771,925	25,438,483	25,438,483	26,538,472	26,538,472	671,936	1,489
SPDR Dow Jones International Real Estate ETF	28,395,898	192,117,334	192,117,334	220,435,354	220,435,354	77,878	6,629
SPDR S&P Global Infrastructure ETF	97,634	2,643,311	2,643,311	2,608,737	2,608,737	132,208	83
SPDR S&P Global Natural Resources ETF	691,439	8,983,131	8,983,131	8,457,823	8,457,823	1,216,747	774
SPDR MSCI ACWI ex-US ETF	308,689	6,836,410	6,836,410	6,318,673	6,318,673	826,426	285
SPDR MSCI ACWI IMI ETF	27,030	98,179	98,179	88,599	88,599	36,610	28
SPDR MSCI EM 50 ETF	6,699	219,881	219,881	225,359	225,359	1,221	4
SPDR Russell/Nomura PRIME Japan ETF	15,805	236,217	236,217	238,473	238,473	13,549	21
SPDR Russell/Nomura Small Cap Japan ETF	332,216	462,548	462,548	791,723	791,723	3,041	160
SPDR S&P International Dividend ETF	12,374,746	39,792,138	39,792,138	51,885,059	51,885,059	281,825	1,453
SPDR S&P International Mid Cap ETF	4,149	1,000,122	1,000,122	990,620	990,620	13,651	25
SPDR S&P Emerging Markets Small Cap ETF	100	42,505,426	42,505,426	41,142,452	41,142,452	1,363,074	2,417
SPDR Dow Jones Global Real Estate ETF	4,618,351	26,899,683	26,899,683	31,035,611	31,035,611	482,423	1,160
SPDR S&P International Consumer Discretionary Sector ETF	17,545	183,024	183,024	178,559	178,559	22,010	9
SPDR S&P International Consumer Staples Sector ETF	119,841	821,420	821,420	806,473	806,473	134,788	53
SPDR S&P International Energy Sector ETF	91,062	267,430	267,430	355,868	355,868	2,624	11
SPDR S&P International Financial Sector ETF	19,287	227,243	227,243	232,756	232,756	13,774	14
SPDR S&P International Health Care Sector ETF	49,480	371,177	371,177	413,493	413,493	7,164	16
SPDR S&P International Industrial Sector ETF	18,957	330,994	330,994	305,451	305,451	44,500	18
SPDR S&P International Materials Sector ETF	54,326	177,424	177,424	221,666	221,666	10,084	10
SPDR S&P International Technology Sector ETF	56,574	240,015	240,015	223,235	223,235	73,354	28
SPDR S&P International Telecommunications Sector ETF	340,375	302,520	302,520	623,379	623,379	19,516	35
SPDR S&P International Utilities Sector ETF	228,812	436,931	436,931	651,784	651,784	13,959	35

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/12	Cost	Shares	Proceeds	Shares	3/31/13	Income

SPDR STOXX Europe 50 ETF	$752,366	$7,295,416	7,295,416	$8,047,782	8,047,782	$—	$6,803
SPDR EURO STOXX 50 ETF	51,714,846	252,732,235	252,732,235	304,447,081	304,447,081	—	348,307

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/12	Cost	Shares	Proceeds	Shares	3/31/13	Income

SPDR S&P Emerging Asia Pacific ETF	$25,651,515	$36,401,834	36,401,834	$38,266,002	38,266,002	$23,787,347	$117,506
SPDR S&P Small Cap Emerging Asia Pacific ETF	33,997	165,514	165,514	110,071	110,071	89,440	1,391
SPDR S&P Russia ETF	367,020	3,173,809	3,173,809	3,389,151	3,389,151	151,678	349
SPDR S&P China ETF	133,083,476	164,389,989	164,389,989	153,223,182	153,223,182	144,250,283	825,762
SPDR S&P Emerging Markets ETF	9,456,178	29,991,638	29,991,638	26,655,712	26,655,712	12,792,104	29,503
SPDR S&P Emerging Markets Dividend ETF	28,742,094	115,235,825	115,235,825	95,702,306	95,702,306	48,275,613	323,462
SPDR S&P BRIC 40 ETF	37,126,518	63,141,006	63,141,006	78,921,527	78,921,527	21,345,997	37,921
SPDR S&P Emerging Europe ETF	1,703,341	16,458,326	16,458,326	16,609,996	16,609,996	1,551,671	5,565
SPDR S&P Emerging Latin America ETF	12,474,233	49,517,389	49,517,389	50,869,560	50,869,560	11,122,062	21,004
SPDR S&P Emerging Middle East & Africa ETF	7,443,236	12,278,456	12,278,456	10,941,935	10,941,935	8,779,757	13,090
SPDR S&P World ex-US ETF	46,696,155	87,678,360	87,678,360	88,144,100	88,144,100	46,230,415	125,473
SPDR S&P International Small Cap ETF	75,674,265	83,405,155	83,405,155	75,879,721	75,879,721	83,199,699	421,347
SPDR Dow Jones International Real Estate ETF	115,240,095	533,240,760	533,240,760	484,288,461	484,288,461	164,192,394	392,555
SPDR S&P Global Infrastructure ETF	7,211,101	42,350,567	42,350,567	40,045,338	40,045,338	9,516,330	10,089
SPDR S&P Global Natural Resources ETF	38,015,474	177,128,113	177,128,113	183,663,917	183,663,917	31,479,670	70,194
SPDR MSCI ACWI ex-US ETF	41,429,188	62,028,131	62,028,131	70,466,843	70,466,843	32,990,476	97,588
SPDR MSCI ACWI IMI ETF	—	357,826	357,826	—	—	357,826	12
SPDR Russell/Nomura PRIME Japan ETF	4,145,222	7,609,720	7,609,720	7,943,827	7,943,827	3,811,115	3,356
SPDR Russell/Nomura Small Cap Japan ETF	15,172,472	13,838,170	13,838,170	15,380,955	15,380,955	13,629,687	34,635
SPDR S&P International Dividend ETF	94,354,018	230,552,489	230,552,489	235,297,674	235,297,674	89,608,833	981,640
SPDR S&P International Mid Cap ETF	5,053,842	6,462,037	6,462,037	6,247,980	6,247,980	5,267,899	12,105
SPDR S&P Emerging Markets Small Cap ETF	36,609,130	67,843,291	67,843,291	52,669,451	52,669,451	51,782,970	673,984
SPDR Dow Jones Global Real Estate ETF	33,497,599	157,950,945	157,950,945	118,071,751	118,071,751	73,376,793	56,153
SPDR S&P International Consumer Discretionary Sector ETF	93,078	1,036,492	1,036,492	829,364	829,364	300,206	1,053
SPDR S&P International Consumer Staples Sector ETF	251,690	2,657,022	2,657,022	2,510,752	2,510,752	397,960	2,496
SPDR S&P International Energy Sector ETF	374,253	5,050,091	5,050,091	4,708,931	4,708,931	715,413	3,566
SPDR S&P International Financial Sector ETF	174,481	1,213,576	1,213,576	991,421	991,421	396,636	1,194
SPDR S&P International Health Care Sector ETF	81,301	1,375,094	1,375,094	1,122,838	1,122,838	333,557	1,907
SPDR S&P International Industrial Sector ETF	—	1,086,275	1,086,275	764,693	764,693	321,582	1,993
SPDR S&P International Materials Sector ETF	50,009	1,668,494	1,668,494	1,254,789	1,254,789	463,714	754
SPDR S&P International Technology Sector ETF	95,113	2,200,638	2,200,638	1,851,572	1,851,572	444,179	3,994
SPDR S&P International Telecommunications Sector ETF	435,398	3,595,088	3,595,088	3,185,207	3,185,207	845,279	2,768
SPDR S&P International Utilities Sector ETF	956,439	5,372,958	5,372,958	5,970,179	5,970,179	359,218	5,720

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI EM 50 ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI IMI ETF, SPDR S&P International Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR Dow Jones Global Real Estate ETF and 200,000 shares for SPDR S&P World ex-US ETF, SPDR MSCI ACWI ex-US ETF and SPDR Russell/Nomura PRIME Japan ETF. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees ranging from $500 to $12,000 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2013 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$60,621,169	$4,830,215	$10,244,718	$(5,414,503)
SPDR EURO STOXX 50 ETF	1,784,449,365	119,211,555	83,885,985	35,325,570
SPDR S&P Emerging Asia Pacific ETF	500,319,096	85,938,724	58,821,367	27,117,357
SPDR S&P Small Cap Emerging Asia Pacific ETF	1,974,249	435,069	147,508	287,561
SPDR S&P Russia ETF	46,718,975	881,017	11,861,104	(10,980,087)
SPDR S&P China ETF	1,288,926,426	61,043,750	107,137,759	(46,094,009)
SPDR S&P Emerging Markets ETF	238,286,913	26,240,485	30,525,409	(4,284,924)
SPDR S&P Emerging Markets Dividend ETF	567,530,584	26,113,246	41,981,283	(15,868,037)
SPDR S&P BRIC 40 ETF	336,480,608	19,709,747	50,715,891	(31,006,144)
SPDR S&P Emerging Europe ETF	117,501,536	8,633,629	33,386,515	(24,752,886)
SPDR S&P Emerging Latin America ETF	138,175,245	20,497,682	36,878,847	(16,381,165)
SPDR S&P Emerging Middle East & Africa ETF	91,169,406	9,993,453	19,011,310	(9,017,857)
SPDR S&P World ex-US ETF	567,518,627	72,735,134	19,448,659	53,286,475
SPDR S&P International Small Cap ETF	827,122,691	105,540,096	110,213,250	(4,673,154)
SPDR Dow Jones International Real Estate ETF	3,384,175,885	684,672,546	45,552,746	639,119,800
SPDR S&P Global Infrastructure ETF	87,198,445	6,731,939	12,794,338	(6,062,399)
SPDR S&P Global Natural Resources ETF	603,279,874	31,792,808	47,397,529	(15,604,721)
SPDR MSCI ACWI ex-US ETF	491,434,168	48,028,178	82,927,862	(34,899,684)
SPDR MSCI ACWI IMI ETF	5,332,914	708,298	269,925	438,373
SPDR MSCI EM 50 ETF	2,438,528	156,156	239,569	(83,413)
SPDR Russell/Nomura PRIME Japan ETF	22,619,821	868,895	3,427,889	(2,558,994)
SPDR Russell/Nomura Small Cap Japan ETF	93,318,423	6,943,357	15,533,328	(8,589,971)
SPDR S&P International Dividend ETF	1,389,901,587	96,619,750	80,833,815	15,785,935
SPDR S&P International Mid Cap ETF	38,550,508	5,289,356	2,431,664	2,857,692
SPDR S&P Emerging Markets Small Cap ETF	1,008,295,550	139,591,308	190,513,718	(50,922,410)
SPDR Dow Jones Global Real Estate ETF	845,214,248	147,395,270	2,663,428	144,731,842

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P International Consumer Discretionary Sector ETF	$9,521,008	$1,197,182	$748,373	$448,809
SPDR S&P International Consumer Staples Sector ETF	33,392,833	4,315,548	736,944	3,578,604
SPDR S&P International Energy Sector ETF	13,529,415	393,231	2,312,063	(1,918,832)
SPDR S&P International Financial Sector ETF	9,088,525	427,420	1,268,122	(840,702)
SPDR S&P International Health Care Sector ETF	29,209,868	4,849,237	413,227	4,436,010
SPDR S&P International Industrial Sector ETF	12,150,224	671,305	1,549,733	(878,428)
SPDR S&P International Materials Sector ETF	13,418,982	298,275	4,053,803	(3,755,528)
SPDR S&P International Technology Sector ETF	16,944,304	2,884,808	2,988,688	(103,880)
SPDR S&P International Telecommunications Sector ETF	32,658,875	2,723,945	3,497,740	(773,795)
SPDR S&P International Utilities Sector ETF	30,766,135	1,662,706	5,278,547	(3,615,841)

6.	Investment Transactions

For the six months ended March 31, 2013, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$15,132,701	$—	$—
SPDR EURO STOXX 50 ETF	811,421,474	22,657,587	5,575,147
SPDR S&P Emerging Asia Pacific ETF	63,518,061	4,316,568	105,416
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—	—
SPDR S&P Russia ETF	4,142,413	7,063,350	(262,664)
SPDR S&P China ETF	341,156,963	49,238,953	11,347,523
SPDR S&P Emerging Markets ETF	45,953,622	9,037,534	1,381,084
SPDR S&P Emerging Markets Dividend ETF	116,881,519	—	—
SPDR S&P BRIC 40 ETF	16,789,933	33,996,590	5,339,640
SPDR S&P Emerging Europe ETF	10,369,232	6,675,234	634,830
SPDR S&P Emerging Latin America ETF	10,359,674	14,856,696	420,774
SPDR S&P Emerging Middle East & Africa ETF	—	12,758,362	1,273,795
SPDR S&P World ex-US ETF	124,401,767	—	—
SPDR S&P International Small Cap ETF	49,007,246	58,615,988	12,145,026
SPDR Dow Jones International Real Estate ETF	432,886,956	—	—
SPDR S&P Global Infrastructure ETF	4,106,856	—	—
SPDR S&P Global Natural Resources ETF	185,988,558	32,711,905	4,408,092
SPDR MSCI ACWI ex-US ETF	44,809,151	30,686,681	2,916,233
SPDR MSCI ACWI IMI ETF	—	—	—
SPDR MSCI EM 50 ETF	—	2,149,451	(101,149)
SPDR Russell/Nomura PRIME Japan ETF	7,782,936	8,159,853	1,657,414
SPDR Russell/Nomura Small Cap Japan ETF	2,380,848	4,088,375	(791,293)
SPDR S&P International Dividend ETF	240,948,942	—	—
SPDR S&P International Mid Cap ETF	1,402,354	3,800,117	470,764

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR S&P Emerging Markets Small Cap ETF	$—	$25,952,167	$2,456,764
SPDR Dow Jones Global Real Estate ETF	311,458,458	—	—
SPDR S&P International Consumer Discretionary Sector ETF	2,968,077	—	—
SPDR S&P International Consumer Staples Sector ETF	14,606,673	—	—
SPDR S&P International Energy Sector ETF	—	—	—
SPDR S&P International Financial Sector ETF	3,897,705	—	—
SPDR S&P International Health Care Sector ETF	1,783,190	—	—
SPDR S&P International Industrial Sector ETF	3,763,561	2,498,146	(424,298)
SPDR S&P International Materials Sector ETF	—	2,525,625	(409,980)
SPDR S&P International Technology Sector ETF	3,915,892	—	—
SPDR S&P International Telecommunications Sector ETF	5,593,346	—	—
SPDR S&P International Utilities Sector ETF	1,626,796	—	—

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended March 31, 2013, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR STOXX Europe 50 ETF	$1,635,247	$1,836,885
SPDR EURO STOXX 50 ETF	45,433,248	43,976,157
SPDR S&P Emerging Asia Pacific ETF	54,050,482	12,427,466
SPDR S&P Small Cap Emerging Asia Pacific ETF	3,799	234,044
SPDR S&P Russia ETF	—	978,701
SPDR S&P China ETF	25,259,516	27,735,766
SPDR S&P Emerging Markets ETF	28,427,008	9,712,882
SPDR S&P Emerging Markets Dividend ETF	225,143,277	144,280,773
SPDR S&P BRIC 40 ETF	25,139,043	27,305,304
SPDR S&P Emerging Europe ETF	2,953,409	3,327,817
SPDR S&P Emerging Latin America ETF	5,426,461	7,747,511
SPDR S&P Emerging Middle East & Africa ETF	68,044	1,772,201
SPDR S&P World ex-US ETF	2,802,529	3,779,151
SPDR S&P International Small Cap ETF	148,547,910	149,633,813
SPDR Dow Jones International Real Estate ETF	143,297,942	257,867,964
SPDR S&P Global Infrastructure ETF	2,866,435	5,011,540
SPDR S&P Global Natural Resources ETF	66,432,315	66,143,696
SPDR MSCI ACWI ex-US ETF	4,473,556	6,772,505
SPDR MSCI ACWI IMI ETF	2,346	14,344
SPDR MSCI EM 50 ETF	63,379	322,093
SPDR Russell/Nomura PRIME Japan ETF	119,040	58,387
SPDR Russell/Nomura Small Cap Japan ETF	7,839,692	6,258,619
SPDR S&P International Dividend ETF	671,732,398	668,327,348

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

	Purchases	Sales

SPDR S&P International Mid Cap ETF	$4,163,944	$4,930,603
SPDR S&P Emerging Markets Small Cap ETF	16,351,126	56,164,982
SPDR Dow Jones Global Real Estate ETF	23,607,757	30,452,774
SPDR S&P International Consumer Discretionary Sector ETF	173,869	24,393
SPDR S&P International Consumer Staples Sector ETF	373,883	70,831
SPDR S&P International Energy Sector ETF	188,477	196,500
SPDR S&P International Financial Sector ETF	95,494	231,119
SPDR S&P International Health Care Sector ETF	—	69,026
SPDR S&P International Industrial Sector ETF	322,562	130,872
SPDR S&P International Materials Sector ETF	643,800	621,904
SPDR S&P International Technology Sector ETF	629,198	546,617
SPDR S&P International Telecommunications Sector ETF	887,884	588,150
SPDR S&P International Utilities Sector ETF	49,472	228,276

For the six months ended March 31, 2013, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

The Funds’ assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of countries. In addition, the Funds’ assets may be concentrated in certain industries, subjecting them to greater risk than Funds that invest in a wider range of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2013 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2013 (Unaudited)

9. Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2013 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on October 1, 2012 and held for the six months ended March 31, 2013.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/12 to
Actual	Expense Ratio	10/1/12	3/31/13	3/31/13

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$1,083.70	$1.51
SPDR EURO STOXX 50 ETF	0.29	1,000	1,073.40	1.50
SPDR S&P Emerging Asia Pacific ETF	0.60	1,000	1,047.50	3.06
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.65	1,000	1,085.40	3.38
SPDR S&P Russia ETF	0.61	1,000	978.20	3.01
SPDR S&P China ETF	0.59	1,000	1,073.20	3.05
SPDR S&P Emerging Markets ETF	0.59	1,000	1,037.10	3.00
SPDR S&P Emerging Markets Dividend ETF	0.60	1,000	1,035.50	3.04

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2013 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/12 to
Actual	Expense Ratio	10/1/12	3/31/13	3/31/13

SPDR S&P BRIC 40 ETF	0.50%	$1,000	$1,021.10	$2.52
SPDR S&P Emerging Europe ETF	0.59	1,000	1,019.00	2.97
SPDR S&P Emerging Latin America ETF	0.60	1,000	1,051.30	3.07
SPDR S&P Emerging Middle East & Africa ETF	0.59	1,000	963.10	2.89
SPDR S&P World ex-US ETF	0.34	1,000	1,103.50	1.78
SPDR S&P International Small Cap ETF	0.59	1,000	1,128.90	3.13
SPDR Dow Jones International Real Estate ETF	0.59	1,000	1,137.90	3.14
SPDR S&P Global Infrastructure ETF	0.59	1,000	1,057.30	3.03
SPDR S&P Global Natural Resources ETF	0.40	1,000	997.00	1.99
SPDR MSCI ACWI ex-US ETF	0.34	1,000	1,089.50	1.77
SPDR MSCI ACWI IMI ETF	0.25	1,000	1,104.30	1.31
SPDR MSCI EM 50 ETF	0.50	1,000	1,011.10	2.51
SPDR Russell/Nomura PRIME Japan ETF	0.50	1,000	1,166.30	2.70
SPDR Russell/Nomura Small Cap Japan ETF	0.55	1,000	1,169.00	2.97
SPDR S&P International Dividend ETF	0.45	1,000	1,086.10	2.34
SPDR S&P International Mid Cap ETF	0.45	1,000	1,116.40	2.37
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,000	1,090.00	3.39
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	1,113.10	2.63
SPDR S&P International Consumer Discretionary Sector ETF	0.50	1,000	1,184.80	2.72
SPDR S&P International Consumer Staples Sector ETF	0.50	1,000	1,128.00	2.65
SPDR S&P International Energy Sector ETF	0.50	1,000	975.80	2.46
SPDR S&P International Financial Sector ETF	0.50	1,000	1,151.10	2.68
SPDR S&P International Health Care Sector ETF	0.50	1,000	1,138.10	2.67
SPDR S&P International Industrial Sector ETF	0.50	1,000	1,142.00	2.67
SPDR S&P International Materials Sector ETF	0.50	1,000	990.00	2.48
SPDR S&P International Technology Sector ETF	0.50	1,000	1,140.70	2.67
SPDR S&P International Telecommunications Sector ETF	0.50	1,000	1,020.40	2.52
SPDR S&P International Utilities Sector ETF	0.50	1,000	1,002.90	2.50
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/12 to
Hypothetical	Expense Ratio	10/1/12	3/31/13	3/31/13

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$1,023.45	$1.46
SPDR EURO STOXX 50 ETF	0.29	1,000	1,023.45	1.46
SPDR S&P Emerging Asia Pacific ETF	0.60	1,000	1,021.91	3.02
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.65	1,000	1,021.66	3.28
SPDR S&P Russia ETF	0.61	1,000	1,021.86	3.07

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2013 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/12 to
Hypothetical	Expense Ratio	10/1/12	3/31/13	3/31/13

SPDR S&P China ETF	0.59%	$1,000	$1,021.96	$2.97
SPDR S&P Emerging Markets ETF	0.59	1,000	1,021.96	2.97
SPDR S&P Emerging Markets Dividend ETF	0.60	1,000	1,021.91	3.02
SPDR S&P BRIC 40 ETF	0.50	1,000	1,022.41	2.52
SPDR S&P Emerging Europe ETF	0.59	1,000	1,021.96	2.97
SPDR S&P Emerging Latin America ETF	0.60	1,000	1,021.91	3.02
SPDR S&P Emerging Middle East & Africa ETF	0.59	1,000	1,021.96	2.97
SPDR S&P World ex-US ETF	0.34	1,000	1,023.20	1.72
SPDR S&P International Small Cap ETF	0.59	1,000	1,021.96	2.97
SPDR Dow Jones International Real Estate ETF	0.59	1,000	1,021.96	2.97
SPDR S&P Global Infrastructure ETF	0.59	1,000	1,021.96	2.97
SPDR S&P Global Natural Resources ETF	0.40	1,000	1,022.91	2.02
SPDR MSCI ACWI ex-US ETF	0.34	1,000	1,023.20	1.72
SPDR MSCI ACWI IMI ETF	0.25	1,000	1,023.65	1.26
SPDR MSCI EM 50 ETF	0.50	1,000	1,022.41	2.52
SPDR Russell/Nomura PRIME Japan ETF	0.50	1,000	1,022.41	2.52
SPDR Russell/Nomura Small Cap Japan ETF	0.55	1,000	1,022.16	2.77
SPDR S&P International Dividend ETF	0.45	1,000	1,022.66	2.27
SPDR S&P International Mid Cap ETF	0.45	1,000	1,022.66	2.27
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,000	1,021.66	3.28
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Consumer Discretionary Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Consumer Staples Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Energy Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Financial Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Health Care Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Industrial Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Materials Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Technology Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Telecommunications Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Utilities Sector ETF	0.50	1,000	1,022.41	2.52

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2013 (Unaudited)

1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Series Trust
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)

SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SDPR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust
SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR Index Shares Funds
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Michael P. Riley, Vice President
Chad Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Mary Moran Zeven, Secretary
Mark E. Tuttle, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/ Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, SPDR S&P International Utilities Sector ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.
For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.
The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., FTSE International Limited, Macquarie Bank Limited, The London Stock Exchange Place, The Financial Times Limited, Morgan Stanley Capital International Inc., Russell Investment Group, Standard & Poor’s and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, administrator, securities lending agent, transfer agent and shareholder servicing agent.
“SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money. © 2013 State Street Corporation SPDRIDEXSAR
IBG-8790
For more complete information, please call 866.787.2257 or visit spdrs.com today

Item 2. Code of Ethics
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments
A Schedule of Investments for each series of the Registrant is included as a part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders
The Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the Registrant’s President and Principal Executive Officer, and Chad C. Hallett, the Registrant’s Treasurer and Principal Financial Officer, reviewed the Registrant’s disclosure controls and procedures (the “Procedures”) and evaluated their effectiveness. Based on the review, Ms. Needham and Mr. Hallett determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) In the Registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits
(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
     (2) Separate certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the Registrant are attached.
     (3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR INDEX SHARES FUNDS

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	June 4, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	June 4, 2013

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 4, 2013